UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (51.0%)	Value
Consumer Discretionary (8.1%)
7,617	Aaron’s, Inc.	$226,530
3,440	Abercrombie & Fitch Company	41,039
17,326	Amazon.com, Inc.[a]	15,360,192
32,575	American Axle & Manufacturing Holdings, Inc.[a]	611,758
2,111	American Public Education, Inc.[a]	48,342
25,990	Aramark	958,251
1,150	Armstrong Flooring, Inc.[a]	21,183
1,758	Aryzta AGa	56,448
1,360	Ascent Capital Group, Inc.[a]	19,217
1,300	Bandai Namco Holdings, Inc.	38,968
4,731	Barnes & Noble, Inc.	43,762
4,690	Beazer Homes USA, Inc.[a]	56,890
558	Bellway plc	18,907
1,891	Berkeley Group Holdings plc	76,036
2,140	Big 5 Sporting Goods Corporation	32,314
5,350	Bloomin’ Brands, Inc.	105,556
16,160	BorgWarner, Inc.	675,326
1,510	Boyd Gaming Corporation[a]	33,235
3,100	Bridgestone Corporation	125,839
12,020	Bright Horizons Family Solutions, Inc.[a]	871,330
24,387	Brunswick Corporation	1,492,484
914	Bunzl plc	26,566
18,286	Burlington Stores, Inc.[a]	1,779,045
7,020	Caleres, Inc.	185,468
3,830	Callaway Golf Company	42,398
9,090	Carter’s, Inc.	816,282
4,002	Cedar Fair, LP	271,376
8,600	Cheesecake Factory, Inc.	544,896
900	Chipotle Mexican Grill, Inc.[a]	400,968
800	Chuy’s Holdings, Inc.[a]	23,840
158	Cie Generale des Etablissements Michelin	19,200
1,200	Citizen Watch Company, Ltd.	7,695
1,340	ClubCorp Holdings, Inc.	21,507
174,196	Comcast Corporation	6,548,028
6,700	ComfortDelGro Corporation, Ltd	12,264
39,672	Core-Mark Holding Company, Inc.	1,237,370
3,292	CSS Industries, Inc.	85,329
3,893	Culp, Inc.	121,462
2,500	D.R. Horton, Inc.	83,275
15,970	Dana, Inc.	308,381
12,699	Delphi Automotive plc	1,022,143
2,600	Denso Corporation	114,718
2,380	Discovery Communications, Inc., Class Aa	69,234
1,880	Discovery Communications, Inc., Class Ca	53,223
13,900	DISH Network Corporation[a]	882,511
2,510	Dollar General Corporation	175,022
24,916	Dollar Tree, Inc.[a]	1,954,909
2,360	Domino’s Pizza, Inc.	434,948
9,530	DSW, Inc.	197,080
63,017	Duluth Holdings, Inc.[a]	1,341,632
1,490	Etsy, Inc.[a]	15,839
4,026	Eutelsat Communications	89,730
6,568	Expedia, Inc.	828,685
2,740	Express, Inc.[a]	24,961
5,065	Finish Line, Inc.	72,075
2,800	Fuji Heavy Industries, Ltd.	102,699
17,986	G-III Apparel Group, Ltd.[a]	393,714
17,590	GNC Holdings, Inc.	129,462
29,800	Habit Restaurants, Inc.[a]	527,460
23,710	Harley-Davidson, Inc.	1,434,455
4,492	Haverty Furniture Companies, Inc.	109,380

Shares	Common Stock (51.0%)	Value
Consumer Discretionary (8.1%) - continued
37,500	Home Depot, Inc.	$5,506,125
6,100	Honda Motor Company, Ltd.	184,153
20,890	Houghton Mifflin Harcourt Company[a]	212,034
680	Hyatt Hotels Corporation[a]	36,706
3,800	Inchcape plc	40,063
280	Ipsos SA	8,692
350	Jack in the Box, Inc.	35,602
660	John Wiley and Sons, Inc.	35,508
17,867	Kate Spade & Company[a]	415,050
6,205	La-Z-Boy, Inc.	167,535
11,310	Lennar Corporation	578,959
30,000	Li & Fung, Ltd.	13,015
25,050	Liberty Interactive Corporation[a]	501,501
9,162	Lithia Motors, Inc.	784,725
16,640	LKQ Corporation[a]	487,053
5,330	Lowe’s Companies, Inc.	438,179
173	LVMH Moet Hennessy Louis Vuitton SE	38,024
7,110	M.D.C. Holdings, Inc.	213,655
940	M/I Homes, Inc.[a]	23,030
3,334	Marks and Spencer Group plc	14,082
25,050	Modine Manufacturing Company[a]	305,610
24,690	Nautilus, Inc.[a]	450,593
2,545	New Media Investment Group, Inc.	36,164
36,940	Newell Brands, Inc.	1,742,460
10,830	News Corporation, Class A	140,790
3,540	News Corporation, Class B	47,790
296	Nexity SA	14,552
497	Next plc	26,886
1,000	Nikon Corporation	14,532
28,020	Norwegian Cruise Line Holdings, Ltd.[a]	1,421,455
44,920	Nutrisystem, Inc.	2,493,060
1,574	O’Reilly Automotive, Inc.[a]	424,728
21,250	Oxford Industries, Inc.	1,216,775
14,600	Papa John’s International, Inc.	1,168,584
91,400	Pinnacle Entertainment, Inc.[a]	1,784,128
8,430	Polaris Industries, Inc.	706,434
1,900	Priceline Group, Inc.[a]	3,381,943
137	Publicis Groupe SA	9,565
9,459	PVH Corporation	978,723
2,480	Ralph Lauren Corporation	202,418
2,760	Retailmenot, Inc.[a]	22,356
6,927	RHa	320,443
30,086	Ross Stores, Inc.	1,981,765
142	RTL Group SA	11,425
3,350	Ruth’s Hospitality Group, Inc.	67,168
4,430	Sally Beauty Holdings, Inc.[a]	90,549
10,595	Scripps Networks Interactive, Inc.	830,330
1,830	Select Comfort Corporation[a]	45,366
906	SES SA	21,064
5,320	Signet Jewelers, Ltd.	368,516
3,200	Singapore Press Holdings, Ltd.	8,120
10,010	Six Flags Entertainment Corporation	595,495
2,160	Snap-On, Inc.	364,327
8,694	Sonic Corporation	220,480
410	Standard Motor Products, Inc.	20,147
5,644	Stein Mart, Inc.	16,988
1,820	Steven Madden, Ltd.[a]	70,161
2,700	Sumitomo Forestry Company, Ltd.	41,153
2,200	Sumitomo Rubber Industries, Ltd.	37,537
100	Swatch Group AG	6,964
3,890	Tempur Sealy International, Inc.[a]	180,729
7,703	Tenneco, Inc.	480,821
2,870	Tilly’s, Inc.	25,887
28,281	Time, Inc.	547,237

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (51.0%)	Value
Consumer Discretionary (8.1%) - continued
13,350	TJX Companies, Inc.	$1,055,718
39,496	Toll Brothers, Inc.[a]	1,426,201
10,157	Tower International, Inc.	275,255
500	Toyoda Gosei Company, Ltd.	12,753
10,721	Tribune Media Company	399,572
43,886	Tuesday Morning Corporation[a]	164,572
14,118	Tupperware Brands Corporation	885,481
800	TV Asahi Holdings Corporation	15,158
1,699	Ulta Salon Cosmetics & Fragrance, Inc.[a]	484,606
7,035	Vail Resorts, Inc.	1,350,016
4,180	Vera Bradley, Inc.[a]	38,916
7,789	VF Corporation	428,161
500	Visteon Corporation[a]	48,975
1,660	Vitamin Shoppe, Inc.[a]	33,449
49,780	Walt Disney Company	5,644,554
3,775	Whirlpool Corporation	646,771
35,470	Wingstop, Inc.	1,003,092
1,981	Wolters Kluwer NV	82,216
1,400	Wyndham Worldwide Corporation	118,006
1,000	Yokohama Rubber Company, Ltd.	19,599
5,700	Yum China Holding, Inc.[a]	155,040
5,390	Yum! Brands, Inc.	344,421
39,697	Zoe’s Kitchen, Inc.[a]	734,395

	Total	91,465,673

Consumer Staples (1.7%)
47,706	AdvancePierre Foods Holdings, Inc.	1,486,996
1,500	Axfood AB	22,525
26,268	Blue Buffalo Pet Products, Inc.[a]	604,164
1,850	Clorox Company	249,436
7,638	Coca-Cola Amatil, Ltd.	63,148
33,140	Coca-Cola Company	1,406,462
2,042	Coca-Cola HBC AG	52,717
36,470	Cott Corporation	450,769
29,020	CVS Health Corporation	2,278,070
910	Dr Pepper Snapple Group, Inc.	89,107
3,416	e.l.f. Beauty, Inc.[a]	98,381
499	Ebro Foods SA	10,083
7,850	Estee Lauder Companies, Inc.	665,602
3,000	Flowers Foods, Inc.	58,230
20,176	Hain Celestial Group, Inc.[a]	750,547
285	Henkel AG & Company KGaA	31,694
3,681	Imperial Brands plc	178,394
6,200	Ingredion, Inc.	746,666
436	J & J Snack Foods Corporation	59,104
4,040	Kellogg Company	293,344
204	Kesko Oyj	9,726
1,200	Kewpie Corporation	34,116
1,160	Kimberly-Clark Corporation	152,691
700	Kirin Holdings Company, Ltd.	13,242
7,925	Koninklijke Ahold Delhaize NV	169,356
3,840	Lamb Weston Holdings, Inc.	161,510
330	Lancaster Colony Corporation	42,517
1	Lindt & Spruengli AG	5,666
26,410	MGP Ingredients, Inc.	1,432,214
1,592	Molson Coors Brewing Company	152,370
23,767	Monster Beverage Corporation[a]	1,097,322
348	Nestle SA	26,710
7,600	PepsiCo, Inc.	850,136
17,400	Pinnacle Foods, Inc.	1,006,938
300	Seven & I Holdings Company, Ltd.	11,785
7,402	SpartanNash Company	258,996
2,640	Sprouts Farmers Markets, Inc.[a]	61,037
600	Suedzucker AG	15,037
24,190	SUPERVALU, Inc.[a]	93,373

Shares	Common Stock (51.0%)	Value
Consumer Staples (1.7%) - continued
2,509	Tate & Lyle plc	$24,043
4	Unilever NV	199
47,200	Walgreens Boots Alliance, Inc.	3,919,960
3,004	Wal-Mart Stores, Inc.	216,528

	Total	19,350,911

Energy (2.1%)
2,550	Anadarko Petroleum Corporation	158,100
22,140	Archrock, Inc.	274,536
10,976	Atwood Oceanics, Inc.[a]	104,601
2,573	Baker Hughes, Inc.	153,917
58,487	BP plc	336,657
5,677	Bristow Group, Inc.	86,347
15,037	Callon Petroleum Company[a]	197,887
5,120	Chevron Corporation	549,734
2,680	Cimarex Energy Company	320,233
22,910	Clean Energy Fuels Corporation[a]	58,421
12,937	Concho Resources, Inc.[a]	1,660,335
8,275	Continental Resources, Inc.[a]	375,851
1,279	Crescent Point Energy Corporation	13,821
9,380	Delek US Holdings, Inc.	227,653
5,500	Devon Energy Corporation	229,460
5,190	Diamond Offshore Drilling, Inc.[a]	86,725
3,150	Dril-Quip, Inc.[a]	171,832
16,960	Ensco plc	151,792
2,371	EQT Corporation	144,868
23,070	Exxon Mobil Corporation	1,891,971
7,450	Frank’s International NV	78,747
8,710	Frontline, Ltd.	58,705
3,220	Green Plains, Inc.	79,695
46,250	Halliburton Company	2,275,962
3,779	Helix Energy Solutions Group, Inc.[a]	29,363
17,189	HollyFrontier Corporation	487,136
5,010	Hornbeck Offshore Services, Inc.[a]	22,194
6,531	John Wood Group plc	62,391
23,878	Marathon Oil Corporation	377,272
3,980	Murphy Oil Corporation	113,788
51,700	Nabors Industries, Ltd.	675,719
12,940	Noble Corporation	80,099
1,635	Noble Energy, Inc.	56,146
7,221	Oasis Petroleum, Inc.[a]	102,971
9,470	Oceaneering International, Inc.	256,448
39,357	Oil States International, Inc.[a]	1,304,685
2,334	OMV AG	91,982
4,600	Par Pacific Holdings, Inc.[a]	75,854
38,350	Parsley Energy, Inc.[a]	1,246,759
38,575	Patterson-UTI Energy, Inc.	936,215
10,930	PBF Energy, Inc.	242,318
7,007	Petrofac, Ltd.	80,940
1,670	Phillips 66	132,297
12,254	Pioneer Energy Services Corporation[a]	49,016
5,720	Pioneer Natural Resources Company	1,065,236
2,470	QEP Resources, Inc.[a]	31,394
9,600	Range Resources Corporation	279,360
89,380	Rowan Companies plc[a]	1,392,540
1,894	Royal Dutch Shell plc	49,866
592	Royal Dutch Shell plc, Class A	15,604
4,569	Royal Dutch Shell plc, Class B	125,599
13,740	RPC, Inc.	251,579
1,560	SemGroup Corporation	56,160
4,971	Snam SPA	21,484
1,206	Statoil ASA	20,729
4,280	Teekay Corporation	39,162
23,270	Teekay Tankers, Ltd.	47,704
5,667	Tesco Corporation[a]	45,619
10,830	Tesoro Corporation	877,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (51.0%)	Value
Energy (2.1%) - continued
19,260	TETRA Technologies, Inc.[a]	$78,388
1,941	Total SAb	98,144
24,246	U.S. Silica Holdings, Inc.	1,163,566
3,780	Valero Energy Corporation	250,576
30,660	Weatherford International plc[a]	203,889
1,350	Westmoreland Coal Company[a]	19,602
116,670	WPX Energy, Inc.[a]	1,562,211

	Total	23,807,735

Financials (6.5%)
12,055	Affiliated Managers Group, Inc.	1,976,297
1,240	Aflac, Inc.	89,801
5,460	AG Mortgage Investment Trust, Inc.	98,553
360	Alleghany Corporation[a]	221,278
8,260	Allied World Assurance Company Holdings AG	438,606
2,430	Altisource Residential Corporation	37,058
1,080	Ambac Financial Group, Inc.[a]	20,369
2,470	American International Group, Inc.	154,202
26,975	Ameris Bancorp	1,243,548
2,480	AMERISAFE, Inc.	160,952
2,210	Apollo Commercial Real Estate Finance, Inc.	41,570
4,548	Argo Group International Holdings, Ltd.	308,354
10,635	Aspen Insurance Holdings, Ltd.	553,552
1,670	Associated Banc-Corp	40,748
51,930	Assured Guaranty, Ltd.	1,927,122
1,331	ASX, Ltd.	51,330
4,310	Australia & New Zealand Banking Group, Ltd.	104,650
29,610	BancorpSouth, Inc.	895,702
3,940	Bank Mutual Corporation	37,036
228,300	Bank of America Corporation	5,385,597
16	Bank of East Asia, Ltd.	66
2,387	Bank of Nova Scotia	139,646
20,552	Bank of the Ozarks, Inc.	1,068,910
2,110	BankFinancial Corporation	30,637
17,872	Bankia, SA	20,344
440	Banner Corporation	24,482
5,770	Barclays plc	16,287
17,640	BB&T Corporation	788,508
10,870	Beneficial Bancorp, Inc.	173,920
5,980	Blackstone Group, LP	177,606
18,100	Boston Private Financial Holdings, Inc.	296,840
6,410	Brookline Bancorp, Inc.	100,316
471	Canadian Imperial Bank of Commerce	40,613
1,950	Capital One Financial Corporation	168,987
5,840	Central Pacific Financial Corporation	178,354
13,113	Chemical Financial Corporation	670,730
2,000	Chiba Bank, Ltd.	12,869
1,390	Chubb, Ltd.	189,387
1,042	CI Financial Corporation	20,709
37,610	Citigroup, Inc.	2,249,830
3,020	Citizens Financial Group, Inc.	104,341
2,540	Clifton Bancorp, Inc.	41,123
3,966	CNP Assurances	80,651
38,516	CoBiz Financial, Inc.	647,069
4,371	Columbia Banking System, Inc.	170,425
12,690	Comerica, Inc.	870,280
1,356	Danske Bank AS	46,234
10,876	Direct Line Insurance Group plc	47,320
1,560	Donnelley Financial Solutions, Inc.[a]	30,092
31,390	E*TRADE Financial Corporation[a]	1,095,197

Shares	Common Stock (51.0%)	Value
Financials (6.5%) - continued
14,678	East West Bancorp, Inc.	$757,532
10,470	Eaton Vance Corporation	470,731
4,967	Employers Holdings, Inc.	188,498
2,810	Enova International, Inc.[a]	41,729
1,211	Erste Group Bank AG	39,433
15,539	Essent Group, Ltd.[a]	562,046
640	Evercore Partners, Inc.	49,856
2,710	F.N.B. Corporation	40,298
18,157	Fifth Third Bancorp	461,188
2,020	First American Financial Corporation	79,346
12,290	First Commonwealth Financial Corporation	162,965
3,090	First Financial Bancorp	84,820
1,340	First Financial Corporation	63,650
2,370	First Merchants Corporation	93,188
29,060	First Midwest Bancorp, Inc.	688,141
32,998	First Republic Bank	3,095,542
13,453	FlexiGroup, Ltd.	23,741
18,000	Fukuoka Financial Group, Inc.	78,187
1,290	Fulton Financial Corporation	23,026
873	Genworth MI Canada, Inc.	24,138
3,771	Glacier Bancorp, Inc.	127,950
17,820	Goldman Sachs Group, Inc.	4,093,610
14,990	Great Western Bancorp, Inc.	635,726
8,105	Green Bancorp, Inc.[a]	144,269
1,030	Greenhill & Company, Inc.	30,179
14,800	Hamilton Lane, Inc.[a]	276,316
45,597	Hanmi Financial Corporation	1,402,108
2,510	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	50,702
834	Hannover Rueckversicherung SE	96,104
16,579	Hanover Insurance Group, Inc.	1,493,105
12,800	Henderson Group plc	37,371
22,070	Heritage Commerce Corporation	311,187
940	Heritage Financial Corporation	23,265
8,644	Home BancShares, Inc.	233,993
1,120	HomeStreet, Inc.[a]	31,304
1,540	Hometrust Bancshares, Inc.[a]	36,190
33,011	Hope Bancorp, Inc.	632,821
12,004	Horace Mann Educators Corporation	492,764
21,938	Houlihan Lokey, Inc.	755,764
23,812	HSBC Holdings plc	194,230
104,750	Huntington Bancshares, Inc.	1,402,602
1,520	Independent Bank Corporation	31,464
6,148	Infinity Property & Casualty Corporation	587,134
1,469	ING Groep NV	22,188
520	Intact Financial Corporation	36,983
30,785	Intercontinental Exchange, Inc.	1,843,098
6,770	Invesco Mortgage Capital, Inc.	104,393
6,830	Invesco, Ltd.	209,203
11,496	Investors Bancorp, Inc.	165,312
98,620	KeyCorp	1,753,464
16,633	Kinsale Capital Group, Inc.	532,921
5,820	Lazard, Ltd.	267,662
3,750	M&T Bank Corporation	580,237
550	Macquarie Group, Ltd.	37,893
25,206	Mapfre SA	86,333
3,620	MarketAxess Holdings, Inc.	678,714
14,900	Meta Financial Group, Inc.	1,318,650
7,540	MetLife, Inc.	398,263
28,630	MGIC Investment Corporation[a]	290,022
2,700	Mitsubishi UFJ Financial Group, Inc.	17,008
31,800	Mizuho Financial Group, Inc.	58,371
500	MS and AD Insurance Group Holdings, Inc.	15,970

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (51.0%)	Value
Financials (6.5%) - continued
21,400	MTGE Investment Corporation	$358,450
95	Muenchener Rueckversicherungs-Gesellschaft AG	18,597
19,310	National Bank Holdings Corporation	627,575
2,326	National Bank of Canada	97,668
8,430	National General Holdings Corporation	200,297
1,280	Navigators Group, Inc.	69,504
30,690	New Residential Investment Corporation	521,116
2,790	NMI Holdings, Inc.[a]	31,806
3,597	Nordea Bank AB	41,038
2,020	Opus Bank	40,703
15,439	PacWest Bancorp	822,281
503	Pargesa Holding SA	35,552
1,560	PennyMac Financial Services, Inc.[a]	26,598
740	Peoples Bancorp, Inc.	23,428
4,747	Poste Italiane SPA[c]	31,619
1,547	Power Corporation of Canada	36,341
1,710	Preferred Apartment Communities, Inc.	22,589
8,210	Primerica, Inc.	674,862
660	Principal Financial Group, Inc.	41,653
2,610	Progressive Corporation	102,260
8,130	Provident Financial Services, Inc.	210,160
23,928	Raymond James Financial, Inc.	1,824,749
12,961	Renasant Corporation	514,422
5,600	Resona Holdings, Inc.	30,105
393	Safety Insurance Group, Inc.	27,549
4,191	Sandy Spring Bancorp, Inc.	171,789
2,020	Seacoast Banking Corporation of Florida[a]	48,440
1,340	Selective Insurance Group, Inc.	63,181
5,900	Senshu Ikeda Holdings, Inc.	24,406
8,913	Simmons First National Corporation	491,552
192,300	SLM Corporation[a]	2,326,830
964	Societe Generale	48,842
1,670	Starwood Property Trust, Inc.	37,709
11,042	State Auto Financial Corporation	303,103
2,540	State Street Corporation	202,209
1,070	Stewart Information Services Corporation	47,273
40,657	Stifel Financial Corporation[a]	2,040,575
1,700	Sumitomo Mitsui Trust Holdings, Inc.	58,908
13,569	SVB Financial Group	2,525,055
1,389	Swiss Re AG	124,755
10,060	Synchrony Financial	345,058
28,050	Synovus Financial Corporation	1,150,611
2,600	T&D Holdings, Inc.	37,686
20,020	TCF Financial Corporation	340,740
30,259	TD Ameritrade Holding Corporation	1,175,865
1,150	Territorial Bancorp, Inc.	35,846
315	TMX Group, Ltd.	15,967
2,740	TriCo Bancshares	97,352
1,400	Triumph Bancorp, Inc.[a]	36,120
22,320	TrustCo Bank Corporation	175,212
1,050	Trustmark Corporation	33,379
12,700	Two Harbors Investment Corporation	121,793
7,970	Umpqua Holdings Corporation	141,388
1,480	Union Bankshares Corporation	52,066
6,411	UnipolSai Assicurazioni SPA	14,161
18,840	United Community Banks, Inc.	521,680
7,970	United Financial Bancorp, Inc.	135,570
510	United Fire Group, Inc.	21,813
1,980	Unum Group	92,842
4,580	Voya Financial, Inc.	173,857

Shares	Common Stock (51.0%)	Value
Financials (6.5%) - continued
6,428	Western Alliance Bancorp[a]	$315,551
9,406	Western Asset Mortgage Capital Corporation	91,897
3,534	Westpac Banking Corporation	94,472
1,545	WSFS Financial Corporation	70,993
55,251	Zions Bancorporation	2,320,542
80	Zurich Insurance Group AG	21,349

	Total	74,432,355

Health Care (7.2%)
4,580	Abbott Laboratories	203,398
13,010	ABIOMED, Inc.[a]	1,628,852
28,355	Acadia Healthcare Company, Inc.[a]	1,236,278
890	Acceleron Pharma, Inc.[a]	23,558
1,750	Aceto Corporation	27,668
13,580	Aerie Pharmaceuticals, Inc.[a]	615,853
3,750	Aetna, Inc.	478,312
41,364	Akorn, Inc.[a]	996,045
25,901	Alexion Pharmaceuticals, Inc.[a]	3,140,237
8,058	Align Technology, Inc.[a]	924,333
17,244	Allergan plc	4,119,936
4,220	Allscripts Healthcare Solutions, Inc.[a]	53,510
2,660	AMAG Pharmaceuticals, Inc.[a]	59,983
1,420	Amgen, Inc.	232,979
1,011	Analogic Corporation	76,735
611	Ansell, Ltd.	11,234
500	Astellas Pharmaceutical, Inc.	6,594
10,744	Asterias Biotherapeutics, Inc.[a]	36,530
276	Atrion Corporation	129,223
8,060	Biogen, Inc.[a]	2,203,765
12,062	BioMarin Pharmaceutical, Inc.[a]	1,058,802
68,940	Bristol-Myers Squibb Company	3,748,957
6,420	Bruker Corporation	149,779
4,608	C.R. Bard, Inc.	1,145,272
2,153	CAE, Inc.	32,898
3,320	Cardinal Health, Inc.	270,746
32,656	Cardiovascular Systems, Inc.[a]	923,348
63,730	Catalent, Inc.[a]	1,804,834
38,710	Celgene Corporation[a]	4,816,685
1,550	Centene Corporation[a]	110,453
5,420	Charles River Laboratories International, Inc.[a]	487,529
5,430	Chemed Corporation	992,007
3,044	ChemoCentryx, Inc.[a]	22,160
22,630	CIGNA Corporation	3,315,069
7,110	Coherus Biosciences, Inc.[a]	150,377
42,590	Community Health Systems, Inc.[a]	377,773
1,790	CONMED Corporation	79,494
580	Cooper Companies, Inc.	115,936
1,500	Cross Country Healthcare, Inc.[a]	21,540
13,420	Dentsply Sirona, Inc.	837,945
11,770	Dexcom, Inc.[a]	997,272
7,430	Diplomat Pharmacy, Inc.[a]	118,509
1,323	Editas Medicine, Inc.[a]	29,529
13,960	Edwards Lifesciences Corporation[a]	1,313,217
2,130	Endo International plc[a]	23,771
5,460	Ensign Group, Inc.	102,648
5,091	Envision Healthcare Corporation[a]	312,180
3,480	Express Scripts Holding Company[a]	229,367
39,700	GenMark Diagnostics, Inc.[a]	508,954
64,348	Gilead Sciences, Inc.	4,370,516
391	GlaxoSmithKline plc	8,130
4,050	GlaxoSmithKline plc ADR	170,748
790	Global Blood Therapeutics, Inc.[a]	29,112
5,150	Haemonetics Corporation[a]	208,935
11,733	HealthEquity, Inc.[a]	498,066

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (51.0%)	Value
Health Care (7.2%) - continued
3,027	Heska Corporation[a]	$317,774
5,820	Hill-Rom Holdings, Inc.	410,892
39,980	Hologic, Inc.[a]	1,701,149
330	ICU Medical, Inc.[a]	50,391
11,950	Impax Laboratories, Inc.[a]	151,168
19,077	Inogen, Inc.[a]	1,479,612
2,620	Insys Therapeutics, Inc.[a]	27,536
37,326	Intersect ENT, Inc.[a]	640,141
6,140	Intra-Cellular Therapies, Inc.[a]	99,775
21,228	Ironwood Pharmaceuticals, Inc.[a]	362,150
17,840	Johnson & Johnson	2,221,972
1,330	K2M Group Holdings, Inc.[a]	27,278
10,090	Kindred Healthcare, Inc.	84,251
300	KYORIN Holdings, Inc.	6,347
1,866	Lannett Company, Inc.[a]	41,705
109	Lonza Group AG	20,603
5,050	Magellan Health Services, Inc.[a]	348,703
430	McKesson Corporation	63,752
43,624	Medtronic plc	3,514,349
9,890	Merck & Company, Inc.	628,411
656	Merck KGaA	74,754
2,568	Mettler-Toledo International, Inc.[a]	1,229,841
21,105	Mylan NVa	822,884
2,128	National Healthcare Corporation	151,726
15,582	Neurocrine Biosciences, Inc.[a]	674,701
24,935	Nevro Corporation[a]	2,336,410
10,158	Northstar Healthcare, Inc.[a]	17,269
4,499	Novartis AG	334,085
2,000	Novo Nordisk AS	68,678
40,583	NuVasive, Inc.[a]	3,030,738
19,890	Omnicell, Inc.[a]	808,529
5,290	Ophthotech Corporation[a]	19,361
20,960	OraSure Technologies, Inc.[a]	271,013
1,003	Pacira Pharmaceuticals, Inc.[a]	45,737
1,700	Patterson Companies, Inc.	76,891
33,880	PDL BioPharma, Inc.	76,908
11,340	PerkinElmer, Inc.	658,400
9,130	Perrigo Company plc	606,141
44,250	Pfizer, Inc.	1,513,792
2,070	PharMerica Corporation[a]	48,438
4,630	Prothena Corporation plc[a]	258,308
675	Puma Biotechnology, Inc.[a]	25,110
4,090	Roche Holding AG ADR	131,003
44	Roche Holding AG-Genusschein	11,252
13,957	Teleflex, Inc.	2,703,890
2,336	Tenet Healthcare Corporation[a]	41,371
2,300	Tivity Health, Inc.[a]	66,930
3,763	Triple-S Management Corporation[a]	66,116
2,433	UnitedHealth Group, Inc.	399,036
16,814	Universal Health Services, Inc.	2,092,502
33,400	Veeva Systems, Inc.[a]	1,712,752
7,533	Vertex Pharmaceuticals, Inc.[a]	823,734
3,050	Waters Corporation[a]	476,745
4,080	West Pharmaceutical Services, Inc.	332,969
25,720	Wright Medical Group NVa	800,406
12,790	Zoetis, Inc.	682,602

	Total	81,276,562

Industrials (6.4%)
1,252	Abertis Infraestructuras SA	20,154
4,575	ABM Industries, Inc.	199,470
2,680	Acuity Brands, Inc.	546,720
1,781	Adecco SA	126,459
5,324	Aegion Corporation[a]	121,973
17,565	AGCO Corporation	1,057,062
3,100	Allison Transmission Holdings, Inc.	111,786

Shares	Common Stock (51.0%)	Value
Industrials (6.4%) - continued
5,700	AMETEK, Inc.	$308,256
3,930	Ardmore Shipping Corporation	31,637
5,000	Asahi Glass Company, Ltd.	40,568
1,711	Astec Industries, Inc.	105,218
44,875	AZZ, Inc.	2,670,063
7,480	Barnes Group, Inc.	384,023
1,110	Boeing Company	196,315
24,020	BWX Technologies, Inc.	1,143,352
6,421	Capita plc	45,413
8,770	Carlisle Companies, Inc.	933,216
2,329	CIRCOR International, Inc.	138,436
2,270	Colfax Corporation[a]	89,120
5,052	Comfort Systems USA, Inc.	185,156
1,250	Crane Company	93,537
84,218	CSX Corporation	3,920,348
30,830	Cummins, Inc.	4,661,496
6,750	Curtiss-Wright Corporation	616,005
1,000	Dai Nippon Printing Company, Ltd.	10,821
15,080	Delta Air Lines, Inc.	693,077
490	Deluxe Corporation	35,363
802	Deutsche Lufthansa AG	13,011
6,420	Donaldson Company, Inc.	292,238
2,910	EMCOR Group, Inc.	183,184
7,800	Encore Wire Corporation	358,800
6,020	EnerSys	475,219
380	EnPro Industries, Inc.	27,041
4,245	Equifax, Inc.	580,461
1,799	ESCO Technologies, Inc.	104,522
9,511	Federal Signal Corporation	131,347
2,057	Finning International, Inc.	38,422
10,327	Fortune Brands Home and Security, Inc.	628,398
2,807	Franklin Electric Company, Inc.	120,841
800	Fuji Machine Manufacturing Company, Ltd.	10,516
4,840	Gener8 Maritime, Inc.[a]	27,443
5,480	Genesee & Wyoming, Inc.[a]	371,873
4,491	Gibraltar Industries, Inc.[a]	185,029
18,295	Granite Construction, Inc.	918,226
6,312	GWA Group, Ltd.	13,974
11,920	Harsco Corporation[a]	151,980
17,970	Healthcare Services Group, Inc.	774,327
12,549	Heico Corporation	1,094,273
1,640	Herman Miller, Inc.	51,742
7,205	Hexcel Corporation	393,033
500	Hitachi Transport System, Ltd.	10,389
52	Hochtief AG	8,593
4,421	Honeywell International, Inc.	552,050
2,610	Hubbell, Inc.	313,330
5,200	Huntington Ingalls Industries, Inc.	1,041,248
7,240	ICF International, Inc.[a]	299,012
800	Inaba Denki Sangyo Company, Ltd.	28,707
2,280	Ingersoll-Rand plc	185,410
1,150	Insteel Industries, Inc.	41,561
11,000	ITOCHU Corporation	156,600
12,658	ITT Corporation	519,231
500	Jardine Matheson Holdings, Ltd.	32,125
7,974	JB Hunt Transport Services, Inc.	731,535
7,749	Johnson Controls International plc	326,388
2,690	Kansas City Southern	230,694
5,160	KBR, Inc.	77,555
14,520	Kennametal, Inc.	569,620
5,061	Kforce, Inc.	120,199
32,750	Kirby Corporation[a]	2,310,512
3,000	KITZ Corporation	20,005
1,300	Komatsu, Ltd.	34,051

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (51.0%)	Value
Industrials (6.4%) - continued
2,530	KONE Oyj	$111,139
620	Koninklijke Boskalis Westminster NV	21,361
7,200	Korn/Ferry International	226,728
8,260	Lincoln Electric Holdings, Inc.	717,464
5,550	Lindsay Corporation	489,066
345	Loomis AB	10,909
1,700	Marubeni Corporation	10,501
18,010	Masco Corporation	612,160
14,770	Masonite International Corporation[a]	1,170,523
4,345	Meggitt plc	24,251
2,310	Meritor, Inc.[a]	39,570
8,913	Middleby Corporation[a]	1,216,179
1,500	MIRAIT Holdings Corporation	14,717
3,700	Mitsubishi Electric Corporation	53,311
4,000	Mitsubishi Heavy Industries, Ltd.	16,095
1,000	Mitsuboshi Belting, Ltd.	9,296
1,548	Monadelphous Group, Ltd.	14,573
3,480	Moog, Inc.[a]	234,378
49,270	MRC Global, Inc.[a]	903,119
14,687	MSA Safety, Inc.	1,038,224
1,020	Mueller Industries, Inc.	34,915
5,330	MYR Group, Inc.[a]	218,530
2,456	National Express Group plc	11,078
7,039	Navigant Consulting, Inc.[a]	160,912
1,400	NCI Building Systems, Inc.[a]	24,010
1,000	Nippon Express Company, Ltd.	5,147
2,100	Nitto Kogyo Corporation	29,049
219	Nordson Corporation	26,902
1,730	Norfolk Southern Corporation	193,708
6,820	Old Dominion Freight Line, Inc.	583,587
20,537	On Assignment, Inc.[a]	996,661
20,570	Orbital ATK, Inc.	2,015,860
2,520	Orion Group Holdings, Inc.[a]	18,824
27,845	Oshkosh Corporation	1,909,889
43,315	PGT Innovations, Inc.[a]	465,636
711	Philips Lighting NVa,c	20,335
17,950	Proto Labs, Inc.[a]	917,245
1,550	Quanex Building Products Corporation	31,387
411	Randstad Holding NV	23,693
15,031	Raven Industries, Inc.	436,651
8,610	Raytheon Company	1,313,025
430	RBC Bearings, Inc.[a]	41,749
1,220	Regal-Beloit Corporation	92,293
1,016	RELX NV	18,848
5,470	Resources Connection, Inc.	91,622
25,460	Rockwell Collins, Inc.	2,473,694
2,620	Rolls-Royce Holdings plc[a]	24,751
7,398	Roper Industries, Inc.	1,527,613
915	Ryder System, Inc.	69,028
41,590	Saia, Inc.[a]	1,842,437
1,100	Sanwa Holdings Corporation	10,325
168	Schindler Holding AG, Participation Certificate	32,497
1,083	Siemens AG	148,341
589	Skanska AB	13,862
5,743	SKF AB	113,571
1,700	Smiths Group plc	34,541
6,200	Sojitz Corporation	15,580
65,101	Southwest Airlines Company	3,499,830
14,816	Spirit Aerosystems Holdings, Inc.	858,143
3,440	SPX FLOW, Inc.[a]	119,402
510	Stericycle, Inc.[a]	42,274
239	Sulzer, Ltd.	25,001
27,729	Team, Inc.[a]	750,069
1,700	Teijin, Ltd.	32,100

Shares	Common Stock (51.0%)	Value
Industrials (6.4%) - continued
4,309	Tennant Company	$313,049
930	Tetra Tech, Inc.	37,990
800	Toppan Forms Company, Ltd.	7,852
14,964	TPI Composites, Inc.[a]	284,466
24,390	TransUnion[a]	935,357
1,180	TrueBlue, Inc.[a]	32,273
12,680	Union Pacific Corporation	1,343,066
24,560	United Continental Holdings, Inc.[a]	1,734,918
2,730	United Parcel Service, Inc.	292,929
10,882	United Rentals, Inc.[a]	1,360,794
1,560	Univar, Inc.[a]	47,830
1,873	Universal Forest Products, Inc.	184,565
3,635	Universal Truckload Services, Inc.	52,162
1,436	Vinci SA	114,031
12,580	WABCO Holdings, Inc.[a]	1,477,144
9,376	WageWorks, Inc.[a]	677,885
23,544	Waste Connections, Inc.	2,077,052
3,002	Watsco, Inc.	429,826
540	Wolseley plc	33,999
456	WSP Global, Inc.	16,106
3,590	Xylem, Inc.	180,290
1,725	YIT Oyj	11,661
2,410	YRC Worldwide, Inc.[a]	26,534
400	Yuasa Trading Company, Ltd.	11,105

	Total	72,970,822

Information Technology (15.2%)
37,989	Agilent Technologies, Inc.	2,008,478
29,455	Akamai Technologies, Inc.[a]	1,758,463
32,630	Alliance Data Systems Corporation	8,124,870
10,883	Alphabet, Inc., Class Aa	9,226,607
6,247	Alphabet, Inc., Class Ca	5,182,261
5,650	Alteryx, Inc.[a]	88,310
14,792	Ambarella, Inc.[a]	809,270
20,685	Amphenol Corporation	1,472,151
18,040	Analog Devices, Inc.	1,478,378
65,064	Apple, Inc.	9,347,094
35,334	Applied Materials, Inc.	1,374,493
17,120	Apptio, Inc.[a]	200,818
30,282	Arista Networks, Inc.[a]	4,005,400
21,480	ARRIS International plc[a]	568,146
8,783	Aspen Technology, Inc.[a]	517,494
4,980	Avnet, Inc.	227,885
3,490	AVX Corporation	57,166
2,620	Bankrate, Inc.[a]	25,283
11,770	Belden, Inc.	814,366
4,870	Blackhawk Network Holdings, Inc.[a]	197,722
44,110	Booz Allen Hamilton Holding Corporation	1,561,053
9,504	Brooks Automation, Inc.	212,890
2,910	CA, Inc.	92,305
2,316	Cabot Microelectronics Corporation	177,429
1,780	Cap Gemini SA	164,305
661	Capital Power Corporation	12,953
1,900	Carbonite, Inc.[a]	38,570
17,149	Cavium, Inc.[a]	1,228,897
88,610	Ciena Corporation[a]	2,092,082
390	Cirrus Logic, Inc.	23,669
72,240	Cisco Systems, Inc.	2,441,712
6,460	Cognex Corporation	542,317
80,010	Cognizant Technology Solutions Corporation[a]	4,762,195
1,130	Coherent, Inc.[a]	232,373
18,960	CommVault Systems, Inc.[a]	963,168
5,010	comScore, Inc.[a]	108,166

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (51.0%)	Value
Information Technology (15.2%) - continued
2,500	Comtech Telecommunications Corporation	$36,850
14,832	Conduent Incorporated[a]	248,881
5,620	Convergys Corporation	118,863
12,970	CoreLogic, Inc.[a]	528,138
37,346	Criteo SA ADR[a]	1,866,927
1,780	CTS Corporation	37,914
50,030	Dolby Laboratories, Inc.	2,622,072
27,410	DST Systems, Inc.	3,357,725
13,950	eBay, Inc.[a]	468,301
3,610	Entegris, Inc.[a]	84,474
20,160	Envestnet, Inc.[a]	651,168
3,770	EVERTEC, Inc.	59,943
3,890	ExlService Holdings, Inc.[a]	184,230
4,492	F5 Networks, Inc.[a]	640,424
4,597	Fabrinet[a]	193,212
81,890	Facebook, Inc.[a]	11,632,475
31,300	Finisar Corporation[a]	855,742
42,620	FLIR Systems, Inc.	1,546,254
29,592	Fortinet, Inc.[a]	1,134,853
2,400	FUJIFILM Holdings NPV	94,075
41,752	Guidewire Software, Inc.[a]	2,351,890
4,537	IAC/InterActiveCorporation[a]	334,468
14,210	II-VI, Inc.[a]	512,271
670	Impinj, Inc.[a]	20,281
540	Insight Enterprises, Inc.[a]	22,189
76,540	Integrated Device Technology, Inc.[a]	1,811,702
45,210	Intel Corporation	1,630,725
27,040	Keysight Technologies, Inc.[a]	977,226
4,100	Konica Minolta Holdings, Inc.	36,775
13,940	Lam Research Corporation	1,789,338
9,670	Liberty Tripadvisor Holdings, Inc.[a]	136,347
986	Littelfuse, Inc.	157,671
18,170	M/A-COM Technology Solutions Holdings, Inc.[a]	877,611
12,864	Manhattan Associates, Inc.[a]	669,571
75,360	MasterCard, Inc.	8,475,739
20,940	Maxim Integrated Products, Inc.	941,462
4,932	MeetMe, Inc.[a]	29,049
4,680	Methode Electronics, Inc.	213,408
10,500	Microsemi Corporation[a]	541,065
135,620	Microsoft Corporation	8,931,933
10,250	Mobileye NVa	629,350
26,069	Monolithic Power Systems, Inc.	2,400,955
1,070	Monotype Imaging Holdings, Inc.	21,507
27,130	National Instruments Corporation	883,353
1,100	NEC Networks & System Integration Corporation	21,305
2,230	NetApp, Inc.	93,325
39,750	New Relic, Inc.[a]	1,473,533
8,171	Nice, Ltd. ADR	555,465
8,820	NXP Semiconductors NVa	912,870
2,810	ON Semiconductor Corporation[a]	43,527
44,100	Oracle Corporation	1,967,301
520	OSI Systems, Inc.[a]	37,955
62,980	Pandora Media, Inc.[a]	743,794
7,500	Paycom Software, Inc.[a]	431,325
16,590	Paylocity Holding Corporation[a]	640,872
136,974	PayPal Holdings, Inc.[a]	5,892,621
21,446	Pegasystems, Inc.	940,407
2,460	Plantronics, Inc.	133,111
4,633	Progress Software Corporation	134,589
33,706	Proofpoint, Inc.[a]	2,506,378
33,716	Q2 Holdings, Inc.[a]	1,175,003
640	Qorvo, Inc.[a]	43,878
13,150	QUALCOMM, Inc.	754,021

Shares	Common Stock (51.0%)	Value
Information Technology (15.2%) - continued
680	Qualys, Inc.[a]	$25,772
4,640	RealPage, Inc.[a]	161,936
12,400	Red Hat, Inc.[a]	1,072,600
3,230	Rubicon Project, Inc.[a]	19,025
3,228	Rudolph Technologies, Inc.[a]	72,307
400	Ryosan Company, Ltd.	12,058
87,050	Salesforce.com, Inc.[a]	7,180,755
810	ScanSource, Inc.[a]	31,792
590	Seagate Technology plc	27,099
15,531	ServiceNow, Inc.[a]	1,358,497
5,250	ShoreTel, Inc.[a]	32,288
570	Silicon Laboratories, Inc.[a]	41,923
317	SMA Solar Technology AG	8,009
325	Software AG	12,839
22,200	SS&C Technologies Holdings, Inc.	785,880
14,532	Synopsys, Inc.[a]	1,048,193
2,431	Telefonaktiebolaget LM Ericsson	16,230
50,491	Teradyne, Inc.	1,570,270
4,530	Texas Instruments, Inc.	364,937
200	Tokyo Electron, Ltd.	21,895
2,560	Travelport Worldwide, Ltd.	30,131
4,690	Trimble, Inc.[a]	150,127
39,600	Twitter, Inc.[a]	592,020
10,142	Tyler Technologies, Inc.[a]	1,567,548
5,958	Ultimate Software Group, Inc.[a]	1,163,061
2,520	Varonis Systems, Inc.[a]	80,136
58,304	Virtusa Corporation[a]	1,761,947
98,090	Visa, Inc.	8,717,258
37,440	Vishay Intertechnology, Inc.	615,888
106,790	Xerox Corporation	783,839
28,900	Xilinx, Inc.	1,673,021

	Total	172,397,707

Materials (1.5%)
500	Adeka Corporation	7,306
3,400	Air Products and Chemicals, Inc.	459,986
2,576	American Vanguard Corporation	42,762
794	APERAM	39,588
2,690	Ashland Global Holdings, Inc.	333,049
7,310	Axalta Coating Systems, Ltd.[a]	235,382
7,298	Balchem Corporation	601,501
14,960	Bemis Company, Inc.	730,946
10,455	BHP Billiton, Ltd.	190,136
1,516	BillerudKorsnas AB	24,428
6,364	BlueScope Steel, Ltd.	59,661
4,010	Boise Cascade Company[a]	107,067
4,320	Cabot Corporation	258,811
590	Carpenter Technology Corporation	22,007
10,797	Celanese Corporation	970,110
5,488	Chemtura Corporation[a]	183,299
10,730	Coeur Mining, Inc.[a]	86,698
2,110	Continental Building Products, Inc.[a]	51,695
1,890	Crown Holdings, Inc.[a]	100,075
4,700	Daicel Corporation	56,755
940	Domtar Corporation	34,329
1,185	Dow Chemical Company	75,295
5,000	DOWA Holdings Company, Ltd.	35,974
8,300	Eastman Chemical Company	670,640
8,110	Ecolab, Inc.	1,016,507
2,897	Evonik Industries AG	94,426
6,620	Ferro Corporation[a]	100,558
8,150	Ferroglobe Representation & Warranty Insurance Trust[a,d]	1
26,495	FMC Corporation	1,843,787
1,840	FutureFuel Corporation	26,091
10,743	Gold Resource Corporation	48,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (51.0%)	Value
Materials (1.5%) - continued
2,064	Granges AB	$18,864
8,481	Hecla Mining Company	44,864
430	Innophos Holdings, Inc.	23,207
4,307	Innospec, Inc.	278,878
710	International Flavors & Fragrances, Inc.	94,096
16,290	International Paper Company	827,206
800	JSR Corporation	13,536
1,990	Kadant, Inc.	118,107
5,620	KapStone Paper and Packaging Corporation	129,822
910	Koppers Holdings, Inc.[a]	38,539
4,100	Kuraray Company, Ltd.	62,372
1,600	Kyoei Steel, Ltd.	28,682
1,910	Louisiana-Pacific Corporation[a]	47,406
1,340	Martin Marietta Materials, Inc.	292,455
7,600	Materion Corporation	254,980
4,600	Mitsubishi Chemical Holdings Corporation	35,714
400	Mitsubishi Materials Corporation	12,141
5,510	Mosaic Company	160,782
7,088	Myers Industries, Inc.	112,345
4,290	Neenah Paper, Inc.	320,463
3,270	Newmont Mining Corporation	107,779
200	Nippon Shokubai Company, Ltd.	13,648
12,980	Norsk Hydro ASA	75,644
1,421	Nufarm, Ltd.	10,529
8,000	Oji Holdings Corporation	37,519
4,300	OMNOVA Solutions, Inc.[a]	42,570
3,760	Orora, Ltd.	8,501
24,800	Owens-Illinois, Inc.[a]	505,424
2,137	Packaging Corporation of America	195,792
2,640	PolyOne Corporation	89,998
630	Praxair, Inc.	74,718
2,430	Rayonier Advanced Materials, Inc.	32,684
2,080	Reliance Steel & Aluminum Company	166,442
2,800	Rengo Company, Ltd.	16,219
348	Rio Tinto, Ltd.	16,068
10,230	RPM International, Inc.	562,957
2,700	Schnitzer Steel Industries, Inc.	55,755
530	Schweitzer-Mauduit International, Inc.	21,953
4,891	Scotts Miracle-Gro Company	456,770
8,410	Sensient Technologies Corporation	666,577
1,002	Solvay SA	122,255
5,290	Sonoco Products Company	279,947
42,252	Steel Dynamics, Inc.	1,468,680
300	Sumitomo Seika Chemicals Company, Ltd.	12,794
1,400	Toagosei Company, Ltd.	16,007
6,136	UPM-Kymmene Oyj	144,068
1,690	W. R. Grace & Company	117,810
3,621	Westrock Company	188,401
400	Yamato Kogyo Company, Ltd.	10,348
2,699	Yara International ASA	103,959

	Total	17,043,703

Real Estate (1.3%)
18,390	AGNC Investment Corporation	365,777
9,940	American Assets Trust, Inc.	415,890
4,740	American Campus Communities, Inc.	225,577
2,300	Ares Commercial Real Estate Corporation	30,774
1,530	ARMOUR Residential REIT, Inc.	34,746
3,300	Bluerock Residential Growth REIT, Inc.	40,623

Shares	Common Stock (51.0%)	Value
Real Estate (1.3%) - continued
39,017	Brixmor Property Group, Inc.	$837,305
6,600	Camden Property Trust	531,036
12,600	CapitaLand Mall Trust	17,740
6,790	CBL & Associates Properties, Inc.	64,777
18,023	Cedar Realty Trust, Inc.	90,475
8,450	Chatham Lodging Trust	166,888
3,200	City Office REIT, Inc.	38,880
1,585	Cominar Real Estate Investment Trust	17,163
25,303	Cousins Properties, Inc.	209,256
22,890	CubeSmart	594,224
12,620	CyrusOne, Inc.	649,551
100	Daito Trust Construction Company, Ltd.	13,750
58,950	DDR Corporation	738,643
10,579	DEXUS Property Group	78,957
5,000	Digital Realty Trust, Inc.	531,950
31,840	Duke Realty Corporation	836,437
10,864	Easterly Government Properties, Inc.	214,999
1,380	Equity Lifestyle Properties, Inc.	106,343
2,150	Farmland Partners, Inc.	24,016
5,848	First Potomac Realty Trust	60,117
4,210	Franklin Street Properties Corporation	51,109
22,900	General Growth Properties, Inc.	530,822
2,802	H&R Real Estate Investment Trust	48,609
23,950	HCP, Inc.	749,156
7,970	HFF, Inc.	220,530
31,048	Host Hotels & Resorts, Inc.	579,356
1,280	Hudson Pacific Properties, Inc.	44,339
12,000	Hysan Development Company, Ltd.	54,442
3,880	InfraREIT, Inc.	69,840
6,050	Kite Realty Group Trust	130,075
3,520	LaSalle Hotel Properties	101,904
7,480	Liberty Property Trust	288,354
4,008	Life Storage, Inc.	329,137
3,080	Mid-America Apartment Communities, Inc.	313,359
5,190	National Storage Affiliates Trust	124,041
17,394	New World Development Company, Ltd.	21,432
7,170	Orchid Island Capital, Inc.	71,628
1,800	Park Hotels & Resorts, Inc.	46,206
16,583	Pebblebrook Hotel Trust	484,389
13,740	Physicians Realty Trust	273,014
547	Potlatch Corporation	24,998
1,430	RE/MAX Holdings, Inc.	85,014
1,930	Realogy Holdings Corporation	57,495
2,950	Realty Income Corporation	175,613
4,650	Resource Capital Corporation	45,431
31,050	Retail Properties of America, Inc.	447,741
7,624	SBA Communications Corporation[a]	917,701
5,810	Spirit Realty Capital, Inc.	58,855
17,293	Stockland	61,322
4,830	Store Capital Corporation	115,340
540	Sun Communities, Inc.	43,378
22,593	Terreno Realty Corporation	632,604
4,350	Urstadt Biddle Properties, Inc.	89,436
6,830	Weingarten Realty Investors	228,054
1,000	Wheelock and Company, Ltd.	7,910
8,600	Wing Tai Holdings, Ltd.	11,586

	Total	14,470,114

Telecommunications Services (0.2%)
9,460	AT&T, Inc.	393,063
920	ATN International, Inc.	64,786

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (51.0%)	Value
Telecommunications Services (0.2%) - continued
1,864	Cincinnati Bell, Inc.[a]	$32,993
1,741	Elisa Oyj	61,546
1,664	Freenet AG	54,090
10,850	General Communication, Inc.[a]	225,680
6,102	Inmarsat plc	65,009
26,380	KCOM Group plc	29,746
7,005	Level 3 Communications, Inc.[a]	400,826
800	Nippon Telegraph & Telephone Corporation	34,203
1,800	NTT DOCOMO, Inc.	42,034
30,494	PCCW, Ltd.	17,989
841	Proximus SA	26,355
3,284	TDC AS	16,914
2,800	Telefonica Deutschland Holding AG	13,882
1,742	Telenor ASA	28,979
7,708	Verizon Communications, Inc.	375,765
20,370	Vonage Holdings Corporation[a]	128,738

	Total	2,012,598

Utilities (0.8%)
1,010	Alliant Energy Corporation	40,006
7,050	American Electric Power Company, Inc.	473,266
5,460	American States Water Company	241,878
1,940	Artesian Resources Corporation	63,166
590	ATCO, Ltd.	22,942
10,480	Avista Corporation	409,244
8,670	Calpine Corporation[a]	95,803
30,920	Centrica plc	84,195
1,640	Consolidated Water Company, Ltd.	19,106
9,230	DTE Energy Company	942,475
10,369	Dynegy, Inc.[a]	81,500
1,218	E.ON SE	9,683
780	El Paso Electric Company	39,390
20,904	Electricidade de Portugal SA	70,680
21,350	Eversource Energy	1,254,953
39,510	Great Plains Energy, Inc.	1,154,482
12,510	MDU Resources Group, Inc.	342,399
830	Middlesex Water Company	30,669
7,870	New Jersey Resources Corporation	311,652
1,270	NorthWestern Corporation	74,549
19,000	Osaka Gas Company, Ltd.	72,447
8,480	PG&E Corporation	562,733
13,350	PNM Resources, Inc.	493,950
4,080	Portland General Electric Company	181,234
14,600	Public Service Enterprise Group, Inc.	647,510
7,223	Redes Energeticas Nacionais SGPS SA	21,712
2,350	Renewable Energy Group, Inc.[a]	24,558
12,060	Southern Company	600,347
5,140	Southwest Gas Holdings, Inc.	426,157
320	Spire, Inc.	21,600
8,990	Vectren Corporation	526,904
4,560	Xcel Energy, Inc.	202,692

	Total	9,543,882

	Total Common Stock (cost $454,387,466)	578,772,062

Shares	Registered Investment Companies (32.0%)	Value
Affiliated Equity Holdings (28.8%)
3,495,736	Thrivent Large Cap Stock Portfolio	45,218,396
3,170,544	Thrivent Large Cap Value Portfolio	55,804,739
3,352,705	Thrivent Mid Cap Stock Portfolio	66,306,105

Shares	Registered Investment Companies (32.0%)	Value
Affiliated Equity Holdings (28.8%) - continued
12,044,477	Thrivent Partner Worldwide Allocation Portfolio	$118,309,284
2,105,112	Thrivent Small Cap Stock Portfolio	40,769,488

	Total	326,408,012

Affiliated Fixed Income Holdings (2.0%)
1,792,914	Thrivent High Yield Portfolio	8,630,728
472,109	Thrivent Income Portfolio	4,784,308
943,324	Thrivent Limited Maturity Bond Portfolio	9,284,764

	Total	22,699,800

Equity Funds/ETFs (1.2%)
542	iShares MSCI EAFE Index Fund	33,761
22,905	iShares Russell 2000 Growth Index Fund	3,702,822
6,346	iShares Russell 2000 Index Fund	872,448
4,860	iShares Russell 2000 Value Index Fund	574,258
8,520	Materials Select Sector SPDR Fund	446,533
20,796	SPDR S&P 500 ETF Trust	4,902,449
29,510	SPDR S&P Bank ETF	1,268,340
24,860	SPDR S&P Biotech ETF	1,723,792
280	SPDR S&P MidCap 400 ETF Trust	87,478

	Total	13,611,881

	Total Registered Investment Companies (cost $321,551,383)	362,719,693

Principal Amount	Long-Term Fixed Income (3.4%)	Value
Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
$25,485	1.432%, 12/25/2035, Ser. 2005-6, Class 2A1[e]	12,200
	Residential Asset Securitization Trust
45,329	1.362%, 8/25/2037, Ser. 2007-A8, Class 2A3[e]	11,301
	Sequoia Mortgage Trust
107,442	3.403%, 9/20/2046, Ser. 2007-1, Class 4A1	87,706
	WaMu Mortgage Pass Through Certificates
46,558	2.880%, 9/25/2036, Ser. 2006-AR10, Class 1A2	43,527
	2.877%, 10/25/2036, Ser.
69,567	2006-AR12, Class 1A1	64,773

	Total	219,507

Mortgage-Backed Securities (1.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
875,000	3.000%, 4/1/2032[b]	897,209
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,325,000	4.000%, 4/1/2047[b]	1,389,904
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
450,000	2.500%, 4/1/2032[b]	450,141

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (3.4%)	Value
Mortgage-Backed Securities (1.6%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$1,850,000	3.000%, 4/1/2047[b]	$1,834,680
7,475,000	3.500%, 4/1/2047[b]	7,646,692
3,975,000	4.000%, 4/1/2047[b]	4,169,402
1,575,000	4.500%, 4/1/2047[b]	1,688,880

	Total	18,076,908

U.S. Government and Agencies (1.8%)
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	208,125
	U.S. Treasury Bonds
1,680,000	3.625%, 2/15/2044	1,871,428
348,000	2.500%, 5/15/2046	311,541
	U.S. Treasury Bonds, TIPS
1,328,353	0.625%, 1/15/2026	1,352,820
	U.S. Treasury Notes
225,000	0.875%, 3/31/2018	224,543
400,000	1.000%, 11/30/2018	398,594
2,520,000	0.750%, 2/15/2019	2,497,164
360,000	1.000%, 10/15/2019	356,372
825,000	1.500%, 10/31/2019	826,515
665,000	1.375%, 9/30/2020	658,298
3,425,000	1.125%, 8/31/2021	3,317,969
250,000	2.125%, 9/30/2021	252,558
140,000	1.875%, 2/28/2022	139,683
250,000	1.625%, 8/15/2022	244,863
5,100,000	1.625%, 10/31/2023	4,927,676
2,100,000	2.250%, 11/15/2024	2,094,095
772,000	2.000%, 11/15/2026	745,583

	Total	20,427,827

	Total Long-Term Fixed Income (cost $38, 638,913)	38,724,242

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
88	Henkel AG & Company KGaA, 1.470%	11,280

	Total	11,280

	Total Preferred Stock (cost $10,840)	11,280

Shares or Principal Amount	Short-Term Investments (15.2%)[f]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.530%, 4/4/2017[g]	99,998
100,000	0.530%, 4/5/2017[g]	99,996
300,000	0.530%, 4/7/2017[g]	299,977
1,000,000	0.700%, 4/17/2017[g]	999,732
5,200,000	0.690%, 4/26/2017[g]	5,197,707
2,000,000	0.750%, 5/5/2017[g]	1,998,702
2,100,000	0.770%, 5/31/2017[g]	2,097,530
100,000	0.790%, 6/16/2017[g]	99,846
300,000	0.785%, 6/23/2017[g]	299,494

Shares or Principal Amount	Short-Term Investments (15.2%)[f]	Value
	Thrivent Core Short-Term Reserve Fund
16,111,497	1.070%	$161,114,965

	Total Short-Term Investments (cost $172,307,305)	172,307,947

	Total Investments (cost $986,895,907) 101.6%	$1,152,535,224

	Other Assets and Liabilities, Net (1.6%)	(18,033,364)

	Total Net Assets 100.0%	$1,134,501,860

a	Non-income producing security.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $51,954 or 0.0% of total net assets.

d

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$187,118,893
Gross unrealized depreciation	(21,479,576)

Net unrealized appreciation (depreciation)	$165,639,317

Cost for federal income tax purposes	$986,895,907

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	91,465,673	90,157,050	1,308,623	–
Consumer Staples	19,350,911	18,682,470	668,441	–
Energy	23,807,735	22,890,518	917,217	–
Financials	74,432,355	72,352,220	2,080,135	–
Health Care	81,276,562	80,701,987	574,575	–
Industrials	72,970,822	71,321,388	1,649,434	–
Information Technology	172,397,707	171,997,263	400,444	–
Materials	17,043,703	15,776,560	1,267,142	1
Real Estate	14,470,114	14,137,203	332,911	–
Telecommunications Services	2,012,598	1,621,851	390,747	–
Utilities	9,543,882	9,262,223	281,659	–
Registered Investment Companies
Affiliated Equity Holdings	326,408,012	326,408,012	–	–
Affiliated Fixed Income Holdings	22,699,800	22,699,800	–	–
Equity Funds/ETFs	13,611,881	13,611,881	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	219,507	–	219,507	–
Mortgage-Backed Securities	18,076,908	–	18,076,908	–
U.S. Government and Agencies	20,427,827	–	20,427,827	–
Preferred Stock
Consumer Staples	11,280	–	11,280	–
Short-Term Investments	11,192,982	–	11,192,982	–

Subtotal Investments in Securities	$991,420,259	$931,620,426	$59,799,832	$1

Other Investments*	Total

Short-Term Investments	161,114,965

Subtotal Other Investments	$161,114,965

Total Investments at Value	$1,152,535,224

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,581,295	2,581,295	–	–

Total Asset Derivatives	$2,581,295	$2,581,295	$–	$–

Liability Derivatives
Futures Contracts	862,193	862,193	–	–

Total Liability Derivatives	$862,193	$862,193	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

The following table presents Aggressive Allocation Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $11,192,982 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(14)	June 2017	($1,739,127)	($1,743,875)	($4,748)
CBOT 2-Yr. U.S. Treasury Note	(11)	July 2017	(2,380,779)	(2,380,985)	(206)
CBOT 5-Yr. U.S. Treasury Note	33	July 2017	3,886,626	3,884,977	(1,649)
CBOT U.S. Long Bond	10	June 2017	1,500,814	1,508,438	7,624
CME E-mini S&P Mid-Cap 400 Index	(760)	June 2017	(130,205,308)	(130,583,201)	(377,893)
CME S&P 500 Index	204	June 2017	120,796,897	120,319,200	(477,697)
CME Ultra Long Term U.S. Treasury Bond	8	June 2017	1,278,901	1,285,000	6,099
ICE mini MSCI EAFE Index	1,734	June 2017	151,940,709	154,499,400	2,558,691
NYBOT NYF mini Russell 2000 Index	12	June 2017	821,759	830,640	8,881
Total Futures Contracts					$1,719,102

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Small Cap Stock	$38,931,305	$–	$–	2,105,112	$40,769,488	$–
Mid Cap Stock	63,971,952	–	–	3,352,705	66,306,105	–
Partner Worldwide Allocation	109,497,545	–	–	12,044,477	118,309,284	–
Large Cap Value	53,389,419	–	–	3,170,544	55,804,739	–
Large Cap Stock	42,283,026	–	–	3,495,736	45,218,396	–
High Yield	8,435,903	117,579	–	1,792,914	8,630,728	117,555
Income	4,713,587	40,183	–	472,109	4,784,308	40,170
Limited Maturity Bond	9,207,570	43,624	–	943,324	9,284,764	43,647
Cash Management Trust-Collateral Investment	1,164,525	–	1,164,525	–	–	347
Core Short-Term Reserve Fund	116,058,618	72,635,251	27,578,904	16,111,497	161,114,965	332,119
Total Value and Income Earned	$447,653,450				$510,222,777	$533,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$370,000	5.000%, 2/28/2024[b,c]	$369,190
	Axalta Coating Systems US Holdings, Inc.,Term Loan
576,251	3.647%, 2/1/2023	580,735
	Chemours Company, Term Loan
515,000	0.000%, 5/12/2022[b,c]	517,575
	Contura Energy, Inc., Term Loan
685,000	6.000%, 2/23/2024	676,437
	Fortescue Metals Group, Ltd., Term Loan
220,145	3.750%, 6/30/2019	221,281
	Ineos Finance, LLC, Term Loan
1,215,000	0.000%, 3/31/2022[b,c]	1,220,856
	Peabody Energy Corporation, Term Loan
215,000	0.000%, 2/7/2022[b,c]	214,731
	Tronox Pigments BV, Term Loan
784,230	4.647%, 3/19/2020	788,480

	Total	4,589,285

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
387,495	3.698%, 11/10/2023	389,514
	Berry Plastics Corporation, Term Loan
705,000	3.524%, 1/19/2024	709,209
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,280,000	5.030%, 11/30/2023	1,292,006
	Sterigenics-Nordion Holdings, LLC, Term Loan
885,000	0.000%, 5/15/2022[b,c]	885,000

	Total	3,275,729

Communications Services (0.3%)
	Altice Financing SA, Term Loan
345,000	0.000%, 6/22/2025[b,c]	345,000
	Altice US Finance I Corporation, Term Loan
562,444	3.982%, 1/15/2025	561,392
	Beasley Broadcast Group, Inc., Term Loan
308,547	7.000%, 11/1/2023	312,404
	Cengage Learning Acquisitions, Term Loan
466,475	5.250%, 6/7/2023	443,879
	Charter Communications Operating, LLC, Term Loan
398,964	2.990%, 7/1/2020	399,850
398,964	2.990%, 1/3/2021	399,762
	FairPoint Communications, Inc., Term Loan
795,949	7.500%, 2/14/2019	799,132
	Hargray Communications Group, Inc., Term Loan
784,612	4.897%, 6/26/2019	787,554
	Hargray Merger Subsidiary Corporation, Term Loan
275,000	0.000%, 6/24/2024[b,c]	275,429
	Intelsat Jackson Holdings SA, Term Loan
267,851	3.887%, 6/30/2019	261,975

Principal Amount	Bank Loans (1.0%)[a]	Value
Communications Services (0.3%) - continued
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
$2,765,000	4.523%, 1/7/2022	$2,752,336
	LTS Buyer, LLC, Term Loan
763,530	4.397%, 4/13/2020	766,394
	McGraw-Hill Global Education Holdings, LLC, Term Loan
798,962	5.000%, 5/4/2022	789,199
	Mediacom Illinois, LLC, Term Loan
705,000	3.200%, 2/15/2024	707,940
	NEP Broadcasting, LLC, Term Loan
68,571	10.000%, 7/22/2020	69,172
	NEP/NCP Holdco, Inc., Term Loan
1,026,595	4.250%, 1/22/2020	1,026,164
	SBA Senior Finance II, LLC, Term Loan
530,550	3.240%, 6/10/2022	530,550
	SFR Group SA, Term Loan
310,000	0.000%, 3/22/2025[b,c]	308,741
	Sprint Communications, Inc., Term Loan
1,380,000	3.500%, 2/2/2024	1,379,020
	Syniverse Holdings, Inc., Term Loan
683,347	4.147%, 4/23/2019	626,329
	TNS, Inc., Term Loan
368,159	5.000%, 2/14/2020	370,460
	Univision Communications, Inc., Term Loan
971,283	3.750%, 3/15/2024	964,804
	Virgin Media Bristol, LLC, Term Loan
1,385,000	3.662%, 1/31/2025	1,388,033
	WideOpenWest Finance, LLC, Term Loan
746,250	4.554%, 8/18/2023	749,563
	Zayo Group, LLC, Term Loan
326,250	3.500%, 1/13/2024[b,c]	327,382
673,750	3.500%, 1/19/2024	676,088

	Total	18,018,552

Consumer Cyclical (0.1%)
	Amaya Holdings BV, Term Loan
1,355,623	4.647%, 8/1/2021	1,357,887
	Burlington Coat Factory Warehouse Corporation, Term Loan
728,516	3.700%, 8/13/2021	730,563
	Ceridian HCM Holding, Inc., Term Loan
339,664	4.540%, 9/15/2020	336,692
	Four Seasons Holdings, Inc., Term Loan
493,763	4.147%, 11/30/2023	498,700
	Golden Nugget, Inc., Term Loan
329,377	4.540%, 11/21/2019	333,701
	Golden Nugget, Inc., Term Loan Delayed Draw
137,736	4.500%, 11/21/2019	139,545
	IMG Worldwide, Inc., Term Loan
266,667	8.290%, 5/6/2022	269,334
	Mohegan Tribal Gaming Authority, Term Loan
623,437	5.500%, 10/13/2023	624,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Consumer Cyclical (0.1%) - continued
	Scientific Games International, Inc., Term Loan
$1,605,000	4.846%, 10/1/2021	$1,624,806

	Total	5,915,314

Consumer Non-Cyclical (0.1%)
	Albertson’s, LLC, Term Loan
443,139	4.401%, 12/21/2022	445,772
803,736	4.302%, 6/22/2023	807,754
	Berry Plastics Corporation, Term Loan
535,000	3.108%, 2/8/2020	537,926
190,000	3.108%, 1/6/2021	190,855
	Endo Luxembourg Finance I Company SARL, Term Loan
577,687	4.000%, 9/26/2022	576,804
	Grifols Worldwide Operations USA, Inc., Term Loan
580,000	3.194%, 1/31/2025	580,737
	JBS USA LUX SA, Term Loan
1,165,000	3.289%, 10/30/2022	1,168,646
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,017,663	4.750%, 6/30/2021	1,011,302
	PetSmart, Inc., Term Loan
293,506	4.020%, 3/11/2022	279,932
	Valeant Pharmaceuticals International, Inc., Term Loan
1,786,023	5.570%, 4/1/2022[b,c]	1,789,970

	Total	7,389,698

Energy (0.1%)
	Energy Solutions, LLC, Term Loan
400,446	6.750%, 5/29/2020	404,282
	Expro Holdings UK 2, Ltd., Term Loan
438,750	5.750%, 9/2/2021	344,234
	Houston Fuel Oil Terminal, LLC, Term Loan
827,454	4.400%, 8/19/2021	823,317
	McJunkin Red Man Corporation, Term Loan
324,828	5.000%, 11/8/2019	326,452
	MEG Energy Corporation, Term Loan
375,000	4.540%, 12/31/2023	374,790
	Pacific Drilling SA, Term Loan
476,437	4.625%, 6/3/2018	217,375
	Western Refining, Inc., Term Loan
300,713	5.500%, 6/23/2023	300,713

	Total	2,791,163

Financials (0.1%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
535,000	0.000%, 7/20/2020[b,c]	541,912
	DJO Finance, LLC, Term Loan
541,750	4.250%, 6/7/2020	523,352
	MoneyGram International, Inc., Term Loan
833,858	4.397%, 3/27/2020	832,816
	Sable International Finance, Ltd., Term Loan
795,000	5.732%, 12/30/2022	800,629

Principal Amount	Bank Loans (1.0%)[a]	Value
Financials (0.1%) - continued
	TransUnion, LLC, Term Loan
$458,819	3.482%, 4/9/2023	$461,402

	Total	3,160,111

Technology (0.1%)
	Accudyne Industries, LLC, Term Loan
438,294	4.147%, 12/13/2019	410,537
	First Data Corporation, Term Loan
602,730	3.984%, 3/24/2021	607,142
780,386	3.984%, 7/8/2022	786,074
	Harland Clarke Holdings Corporation, Term Loan
114,490	7.147%, 12/31/2021	115,406
492,085	6.647%, 2/9/2022	495,160
	ON Semiconductor Corporation, Term Loan
200,965	0.000%, 3/31/2023[b,c]	201,761
	Rackspace Hosting, LLC, Term Loan
902,737	4.535%, 11/3/2023	908,253
	Western Digital Corporation, Term Loan
1,117,200	3.732%, 4/29/2023	1,122,630
	Xerox Business Services, LLC, Term Loan
887,775	6.334%, 12/7/2023	896,875

	Total	5,543,838

Transportation (<0.1%)
	OSG Bulk Ships, Inc., Term Loan
589,232	5.290%, 8/5/2019	583,339
	XPO Logistics, Inc., Term Loan
585,000	3.108%, 11/1/2021	586,369

	Total	1,169,708

Utilities (<0.1%)
	Calpine Corporation, Term Loan
225,000	2.740%, 12/31/2019	224,532
1,037,776	3.900%, 1/15/2024	1,041,667
	Intergen NV, Term Loan
422,139	5.650%, 6/12/2020	419,501
	Talen Energy Supply, LLC, Term Loan
391,519	6.060%, 12/6/2023[b,c]	393,966

	Total	2,079,666

	Total Bank Loans (cost $54,109,865)	53,933,064

Shares	Common Stock (37.8%)	Value
Consumer Discretionary (5.5%)
50,257	Aaron’s, Inc.	1,494,643
31,780	Abercrombie & Fitch Company	379,135
55,432	Amazon.com, Inc.[d]	49,142,685
70,450	American Axle & Manufacturing Holdings, Inc.[d]	1,323,051
19,506	American Public Education, Inc.[d]	446,687
82,820	Aramark	3,053,573
10,650	Armstrong Flooring, Inc.[d]	196,173
5,948	Aryzta AGd	190,984
12,650	Ascent Capital Group, Inc.[d]	178,745
4,500	Bandai Namco Holdings, Inc.	134,890
38,246	Barnes & Noble, Inc.	353,775
43,290	Beazer Homes USA, Inc.[d]	525,108
1,889	Bellway plc	64,004
6,342	Berkeley Group Holdings plc	255,008
19,830	Big 5 Sporting Goods Corporation	299,433

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (37.8%)	Value
Consumer Discretionary (5.5%) - continued
25,800	Bloomin’ Brands, Inc.	$509,034
48,520	BorgWarner, Inc.	2,027,651
13,920	Boyd Gaming Corporation[d]	306,379
10,400	Bridgestone Corporation	422,169
25,730	Bright Horizons Family Solutions, Inc.[d]	1,865,168
68,339	Brunswick Corporation	4,182,347
3,094	Bunzl plc	89,928
39,141	Burlington Stores, Inc.[d]	3,808,028
31,520	Caleres, Inc.	832,758
35,400	Callaway Golf Company	391,878
52,100	Carter’s, Inc.	4,678,580
12,693	Cedar Fair, LP	860,712
19,600	Cheesecake Factory, Inc.	1,241,856
2,710	Chipotle Mexican Grill, Inc.[d]	1,207,359
7,390	Chuy’s Holdings, Inc.[d]	220,222
534	Cie Generale des Etablissements Michelin	64,891
4,200	Citizen Watch Company, Ltd.	26,932
12,450	ClubCorp Holdings, Inc.	199,823
689,312	Comcast Corporation	25,911,238
22,700	ComfortDelGro Corporation, Ltd	41,551
93,831	Core-Mark Holding Company, Inc.	2,926,589
30,482	CSS Industries, Inc.	790,093
35,944	Culp, Inc.	1,121,453
9,510	D.R. Horton, Inc.	316,778
76,980	Dana, Inc.	1,486,484
70,889	Delphi Automotive plc	5,705,856
8,700	Denso Corporation	383,862
11,493	Discovery Communications, Inc., Class Ad	334,331
9,090	Discovery Communications, Inc., Class Cd	257,338
31,500	DISH Network Corporation[d]	1,999,935
9,530	Dollar General Corporation	664,527
69,745	Dollar Tree, Inc.[d]	5,472,193
7,080	Domino’s Pizza, Inc.	1,304,844
55,820	DSW, Inc.	1,154,358
134,882	Duluth Holdings, Inc.[d,e]	2,871,638
13,760	Etsy, Inc.[d]	146,269
13,622	Eutelsat Communications	303,602
19,720	Expedia, Inc.	2,488,072
25,360	Express, Inc.[d]	231,030
31,180	Finish Line, Inc.	443,691
9,300	Fuji Heavy Industries, Ltd.	341,108
45,208	G-III Apparel Group, Ltd.[d]	989,603
132,290	GNC Holdings, Inc.[e]	973,654
63,800	Habit Restaurants, Inc.[d,e]	1,129,260
155,348	Harley-Davidson, Inc.	9,398,554
41,420	Haverty Furniture Companies, Inc.	1,008,577
119,550	Home Depot, Inc.	17,553,526
20,900	Honda Motor Company, Ltd.	630,951
66,270	Houghton Mifflin Harcourt Company[d]	672,641
3,280	Hyatt Hotels Corporation[d]	177,054
12,900	Inchcape plc	136,004
947	Ipsos SA	29,399
1,670	Jack in the Box, Inc.	169,872
3,160	John Wiley and Sons, Inc.	170,008
38,177	Kate Spade & Company[d]	886,852
29,925	La-Z-Boy, Inc.	807,975
43,050	Lennar Corporation	2,203,729
106,000	Li & Fung, Ltd.	45,987
106,390	Liberty Interactive Corporation[d]	2,129,928
19,611	Lithia Motors, Inc.	1,679,682
63,360	LKQ Corporation[d]	1,854,547
65,830	Lowe’s Companies, Inc.	5,411,884

Shares	Common Stock (37.8%)	Value
Consumer Discretionary (5.5%) - continued
586	LVMH Moet Hennessy Louis Vuitton SE	$128,799
47,980	M.D.C. Holdings, Inc.	1,441,799
8,710	M/I Homes, Inc.[d]	213,395
11,281	Marks and Spencer Group plc	47,649
136,630	Modine Manufacturing Company[d]	1,666,886
53,050	Nautilus, Inc.[d]	968,163
23,587	New Media Investment Group, Inc.	335,171
110,810	Newell Brands, Inc.	5,226,908
52,320	News Corporation, Class A	680,160
17,090	News Corporation, Class B	230,715
999	Nexity SA	49,114
1,682	Next plc	90,991
3,400	Nikon Corporation	49,408
84,210	Norwegian Cruise Line Holdings, Ltd.[d]	4,271,973
113,651	Nutrisystem, Inc.	6,307,631
4,647	O’Reilly Automotive, Inc.[d]	1,253,946
58,815	Oxford Industries, Inc.	3,367,747
35,810	Papa John’s International, Inc.	2,866,232
239,660	Pinnacle Entertainment, Inc.[d]	4,678,163
25,330	Polaris Industries, Inc.[e]	2,122,654
6,090	Priceline Group, Inc.[d]	10,840,017
462	Publicis Groupe SA	32,257
31,134	PVH Corporation	3,221,435
12,010	Ralph Lauren Corporation	980,256
25,490	Retailmenot, Inc.[d]	206,469
14,810	RHd,e	685,111
90,184	Ross Stores, Inc.	5,940,420
500	RTL Group SA	40,230
30,990	Ruth’s Hospitality Group, Inc.	621,350
21,420	Sally Beauty Holdings, Inc.[d]	437,825
54,795	Scripps Networks Interactive, Inc.	4,294,284
8,830	Select Comfort Corporation[d]	218,896
3,067	SES SA	71,305
15,990	Signet Jewelers, Ltd.	1,107,627
10,600	Singapore Press Holdings, Ltd.	26,899
30,100	Six Flags Entertainment Corporation	1,790,649
8,960	Snap-On, Inc.	1,511,283
43,753	Sonic Corporation	1,109,576
3,820	Standard Motor Products, Inc.	187,715
52,184	Stein Mart, Inc.	157,074
11,440	Steven Madden, Ltd.[d]	441,012
9,000	Sumitomo Forestry Company, Ltd.	137,178
7,500	Sumitomo Rubber Industries, Ltd.	127,966
400	Swatch Group AG	27,855
23,380	Tempur Sealy International, Inc.[d,e]	1,086,235
16,499	Tenneco, Inc.	1,029,868
26,530	Tilly’s, Inc.	239,301
60,750	Time, Inc.	1,175,513
50,840	TJX Companies, Inc.	4,020,427
109,007	Toll Brothers, Inc.[d]	3,936,243
73,758	Tower International, Inc.	1,998,842
1,800	Toyoda Gosei Company, Ltd.	45,909
60,938	Tribune Media Company	2,271,159
139,228	Tuesday Morning Corporation[d]	522,105
49,805	Tupperware Brands Corporation	3,123,770
2,700	TV Asahi Holdings Corporation	51,160
5,142	Ulta Salon Cosmetics & Fragrance, Inc.[d]	1,466,653
14,910	Vail Resorts, Inc.	2,861,229
38,650	Vera Bradley, Inc.[d]	359,832
23,386	VF Corporation	1,285,528
2,390	Visteon Corporation[d]	234,101
8,030	Vitamin Shoppe, Inc.[d]	161,805
159,170	Walt Disney Company	18,048,286

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (37.8%)	Value
Consumer Discretionary (5.5%) - continued
8,175	Whirlpool Corporation	$1,400,623
75,980	Wingstop, Inc.[e]	2,148,714
6,704	Wolters Kluwer NV	278,233
6,770	Wyndham Worldwide Corporation	570,643
3,300	Yokohama Rubber Company, Ltd.	64,676
21,680	Yum China Holding, Inc.[d]	589,696
20,560	Yum! Brands, Inc.	1,313,784
96,060	Zoe’s Kitchen, Inc.[d,e]	1,777,110

	Total	308,003,774

Consumer Staples (1.3%)
118,538	AdvancePierre Foods Holdings, Inc.	3,694,829
5,000	Axfood AB	75,084
56,222	Blue Buffalo Pet Products, Inc.[d]	1,293,106
7,360	Clorox Company	992,349
25,846	Coca-Cola Amatil, Ltd.	213,684
126,280	Coca-Cola Company	5,359,323
6,910	Coca-Cola HBC AG	178,389
115,690	Cott Corporation	1,429,928
140,460	CVS Health Corporation	11,026,110
4,400	Dr Pepper Snapple Group, Inc.	430,848
7,304	e.l.f. Beauty, Inc.[d,e]	210,355
1,688	Ebro Foods SA	34,107
29,870	Estee Lauder Companies, Inc.	2,532,677
14,470	Flowers Foods, Inc.	280,863
60,636	Hain Celestial Group, Inc.[d]	2,255,659
963	Henkel AG & Company KGaA	107,094
12,457	Imperial Brands plc	603,711
14,100	Ingredion, Inc.	1,698,063
2,120	J & J Snack Foods Corporation	287,387
15,370	Kellogg Company	1,116,016
700	Kesko Oyj	33,372
4,000	Kewpie Corporation	113,720
13,630	Kimberly-Clark Corporation	1,794,117
2,300	Kirin Holdings Company, Ltd.	43,508
26,821	Koninklijke Ahold Delhaize NV	573,162
18,550	Lamb Weston Holdings, Inc.	780,213
1,560	Lancaster Colony Corporation	200,990
5	Lindt & Spruengli AG	28,332
65,800	MGP Ingredients, Inc.[e]	3,568,334
6,070	Molson Coors Brewing Company	580,960
71,384	Monster Beverage Corporation[d]	3,295,799
1,178	Nestle SA	90,414
28,960	PepsiCo, Inc.	3,239,466
113,020	Pinnacle Foods, Inc.	6,540,467
1,200	Seven & I Holdings Company, Ltd.	47,140
57,859	SpartanNash Company	2,024,486
12,780	Sprouts Farmers Markets, Inc.[d]	295,474
2,200	Suedzucker AG	55,134
116,880	SUPERVALU, Inc.[d]	451,157
8,491	Tate & Lyle plc	81,366
14	Unilever NV	696
150,930	Walgreens Boots Alliance, Inc.	12,534,736
37,924	Wal-Mart Stores, Inc.	2,733,562

	Total	72,926,187

Energy (1.9%)
32,500	Anadarko Petroleum Corporation	2,015,000
7,956	Arch Coal, Inc.[d,e]	548,487
158,775	Archrock, Inc.	1,968,810
101,304	Atwood Oceanics, Inc.[d,e]	965,427
32,706	Baker Hughes, Inc.	1,956,473
197,930	BP plc[e]	1,139,306
38,918	Bristow Group, Inc.	591,943
32,178	Callon Petroleum Company[d]	423,462
65,120	Chevron Corporation	6,991,934

Shares	Common Stock (37.8%)	Value
Energy (1.9%) - continued
6,145	Cimarex Energy Company	$734,266
211,610	Clean Energy Fuels Corporation[d]	539,606
39,964	Concho Resources, Inc.[d]	5,128,980
19,800	Continental Resources, Inc.[d]	899,316
2,631	Contura Energy, Inc.[d]	174,698
4,326	Crescent Point Energy Corporation	46,746
59,940	Delek US Holdings, Inc.	1,454,744
63,300	Devon Energy Corporation	2,640,876
24,990	Diamond Offshore Drilling, Inc.[d,e]	417,583
15,250	Dril-Quip, Inc.[d]	831,887
106,160	Ensco plc	950,132
29,551	EQT Corporation	1,805,566
87,900	Exxon Mobil Corporation	7,208,679
44,070	Frank’s International NV	465,820
57,240	Frontline, Ltd.	385,798
29,730	Green Plains, Inc.	735,818
155,420	Halliburton Company	7,648,218
34,897	Helix Energy Solutions Group, Inc.[d]	271,150
73,844	HollyFrontier Corporation	2,092,739
46,150	Hornbeck Offshore Services, Inc.[d,e]	204,445
22,100	John Wood Group plc	211,123
300,278	Marathon Oil Corporation	4,744,392
19,260	Murphy Oil Corporation	550,643
323,300	Nabors Industries, Ltd.	4,225,531
82,310	Noble Corporation	509,499
7,880	Noble Energy, Inc.	270,599
66,645	Oasis Petroleum, Inc.[d]	950,358
45,740	Oceaneering International, Inc.	1,238,639
100,741	Oil States International, Inc.[d]	3,339,564
7,895	OMV AG	311,137
42,560	Par Pacific Holdings, Inc.[d]	701,814
83,923	Parsley Energy, Inc.[d]	2,728,337
105,460	Patterson-UTI Energy, Inc.	2,559,514
68,690	PBF Energy, Inc.[e]	1,522,857
23,709	Petrofac, Ltd.	273,870
6,360	Phillips 66	503,839
113,280	Pioneer Energy Services Corporation[d]	453,120
26,880	Pioneer Natural Resources Company	5,005,862
11,930	QEP Resources, Inc.[d]	151,630
42,690	Range Resources Corporation	1,242,279
276,860	Rowan Companies plc[d]	4,313,479
6,410	Royal Dutch Shell plc	168,766
2,012	Royal Dutch Shell plc, Class A	53,033
15,460	Royal Dutch Shell plc, Class B	424,986
43,610	RPC, Inc.[e]	798,499
14,380	SemGroup Corporation	517,680
16,821	Snam SPA	72,700
4,080	Statoil ASA	70,129
38,770	Teekay Corporation	354,745
214,831	Teekay Tankers, Ltd.	440,404
52,394	Tesco Corporation[d]	421,772
45,480	Tesoro Corporation	3,686,609
177,870	TETRA Technologies, Inc.[d]	723,931
6,674	Total SAc	337,461
61,968	U.S. Silica Holdings, Inc.	2,973,844
14,380	Valero Energy Corporation	953,250
385,150	Weatherford International plc[d]	2,561,248
12,550	Westmoreland Coal Company[d]	182,226
305,190	WPX Energy, Inc.[d]	4,086,494

	Total	105,873,772

Financials (5.8%)
37,308	Affiliated Managers Group, Inc.	6,116,274
4,730	Aflac, Inc.	342,547
50,440	AG Mortgage Investment Trust, Inc.	910,442
2,000	Alleghany Corporation[d]	1,229,320

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (37.8%)	Value
Financials (5.8%) - continued
26,180	Allied World Assurance Company Holdings AG	$1,390,158
22,510	Altisource Residential Corporation	343,278
10,020	Ambac Financial Group, Inc.[d]	188,977
31,310	American International Group, Inc.	1,954,683
71,125	Ameris Bancorp	3,278,863
10,600	AMERISAFE, Inc.	687,940
10,690	Apollo Commercial Real Estate Finance, Inc.	201,079
14,426	Argo Group International Holdings, Ltd.	978,083
60,630	Aspen Insurance Holdings, Ltd.	3,155,791
15,440	Associated Banc-Corp	376,736
142,600	Assured Guaranty, Ltd.	5,291,886
4,503	ASX, Ltd.	173,659
14,585	Australia & New Zealand Banking Group, Ltd.	354,134
102,610	BancorpSouth, Inc.	3,103,952
36,430	Bank Mutual Corporation	342,442
1,025,830	Bank of America Corporation	24,199,330
54	Bank of East Asia, Ltd.	223
8,076	Bank of Nova Scotia	472,469
46,202	Bank of the Ozarks, Inc.	2,402,966
19,520	BankFinancial Corporation	283,430
60,469	Bankia, SA	68,832
4,120	Banner Corporation	229,237
19,525	Barclays plc	55,115
67,160	BB&T Corporation	3,002,052
61,580	Beneficial Bancorp, Inc.	985,280
75,940	Blackstone Group, LP	2,255,418
139,480	Boston Private Financial Holdings, Inc.	2,287,472
59,170	Brookline Bancorp, Inc.	926,010
1,593	Canadian Imperial Bank of Commerce[e]	137,361
24,550	Capital One Financial Corporation	2,127,503
36,050	Central Pacific Financial Corporation	1,100,967
41,614	Chemical Financial Corporation	2,128,556
7,000	Chiba Bank, Ltd.	45,043
17,530	Chubb, Ltd.	2,388,462
3,526	CI Financial Corporation	70,077
245,200	Citigroup, Inc.	14,667,864
14,620	Citizens Financial Group, Inc.	505,121
23,500	Clifton Bancorp, Inc.	380,465
13,422	CNP Assurances	272,943
178,312	CoBiz Financial, Inc.	2,995,642
40,332	Columbia Banking System, Inc.	1,572,545
90,510	Comerica, Inc.	6,207,176
4,588	Danske Bank AS	156,432
37,189	Direct Line Insurance Group plc	161,803
14,470	Donnelley Financial Solutions, Inc.[d]	279,126
184,700	E*TRADE Financial Corporation[d]	6,444,183
97,463	East West Bancorp, Inc.	5,030,065
54,900	Eaton Vance Corporation	2,468,304
45,874	Employers Holdings, Inc.	1,740,918
25,990	Enova International, Inc.[d]	385,952
4,200	Erste Group Bank AG	136,760
33,262	Essent Group, Ltd.[d]	1,203,087
3,130	Evercore Partners, Inc.	243,827
24,990	F.N.B. Corporation	371,601
186,814	Fifth Third Bancorp	4,745,076
14,440	First American Financial Corporation	567,203
113,510	First Commonwealth Financial Corporation	1,505,143
28,580	First Financial Bancorp	784,521
12,440	First Financial Corporation	590,900

Shares	Common Stock (37.8%)	Value
Financials (5.8%) - continued
17,690	First Merchants Corporation	$695,571
171,690	First Midwest Bancorp, Inc.	4,065,619
89,431	First Republic Bank	8,389,522
46,001	FlexiGroup, Ltd.	81,181
61,000	Fukuoka Financial Group, Inc.	264,968
11,950	Fulton Financial Corporation	213,307
2,951	Genworth MI Canada, Inc.[e]	81,594
34,769	Glacier Bancorp, Inc.	1,179,712
73,250	Goldman Sachs Group, Inc.	16,826,990
82,400	Great Western Bancorp, Inc.	3,494,584
78,197	Green Bancorp, Inc.[d]	1,391,907
9,460	Greenhill & Company, Inc.	277,178
46,960	Hamilton Lane, Inc.[d]	876,743
138,621	Hanmi Financial Corporation	4,262,596
23,180	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	468,236
2,814	Hannover Rueckversicherung SE	324,263
73,526	Hanover Insurance Group, Inc.	6,621,752
43,400	Henderson Group plc	126,711
80,480	Heritage Commerce Corporation	1,134,768
8,680	Heritage Financial Corporation	214,830
79,828	Home BancShares, Inc.	2,160,944
10,410	HomeStreet, Inc.[d]	290,960
14,300	Hometrust Bancshares, Inc.[d]	336,050
148,311	Hope Bancorp, Inc.	2,843,122
38,079	Horace Mann Educators Corporation	1,563,143
74,320	Houlihan Lokey, Inc.	2,560,324
80,585	HSBC Holdings plc	657,318
237,050	Huntington Bancshares, Inc.	3,174,099
14,050	Independent Bank Corporation	290,835
19,505	Infinity Property & Casualty Corporation	1,862,727
4,971	ING Groep NV	75,084
1,761	Intact Financial Corporation	125,244
118,475	Intercontinental Exchange, Inc.	7,093,098
32,700	Invesco Mortgage Capital, Inc.	504,234
85,290	Invesco, Ltd.	2,612,433
49,093	Investors Bancorp, Inc.	705,957
293,220	KeyCorp	5,213,452
35,587	Kinsale Capital Group, Inc.	1,140,207
34,930	Lazard, Ltd.	1,606,431
8,050	M&T Bank Corporation	1,245,576
1,860	Macquarie Group, Ltd.	128,148
85,302	Mapfre SA	292,169
7,760	MarketAxess Holdings, Inc.	1,454,922
37,180	Meta Financial Group, Inc.	3,290,430
94,640	MetLife, Inc.	4,998,885
132,280	MGIC Investment Corporation[d]	1,339,996
9,200	Mitsubishi UFJ Financial Group, Inc.	57,952
107,400	Mizuho Financial Group, Inc.	197,141
1,600	MS and AD Insurance Group Holdings, Inc.	51,105
111,410	MTGE Investment Corporation	1,866,118
323	Muenchener Rueckversicherungs- Gesellschaft AG	63,228
71,110	National Bank Holdings Corporation	2,311,075
7,869	National Bank of Canada	330,417
45,090	National General Holdings Corporation	1,071,338
6,220	Navigators Group, Inc.	337,746
177,690	New Residential Investment Corporation	3,017,176
25,790	NMI Holdings, Inc.[d]	294,006
12,171	Nordea Bank AB	138,857
18,660	Opus Bank	375,999
32,975	PacWest Bancorp	1,756,248

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (37.8%)	Value
Financials (5.8%) - continued
1,703	Pargesa Holding SA	$120,368
14,490	PennyMac Financial Services, Inc.[d]	247,055
6,880	Peoples Bancorp, Inc.	217,821
16,063	Poste Italiane SPA[f]	106,993
5,235	Power Corporation of Canada	122,977
15,820	Preferred Apartment Communities, Inc.	208,982
26,050	Primerica, Inc.	2,141,310
3,140	Principal Financial Group, Inc.	198,165
9,930	Progressive Corporation	389,057
49,060	Provident Financial Services, Inc.	1,268,201
84,383	Raymond James Financial, Inc.	6,435,048
41,145	Renasant Corporation	1,633,045
18,900	Resona Holdings, Inc.	101,604
3,567	Safety Insurance Group, Inc.	250,047
38,683	Sandy Spring Bancorp, Inc.	1,585,616
18,650	Seacoast Banking Corporation of Florida[d]	447,227
8,830	Selective Insurance Group, Inc.	416,334
20,200	Senshu Ikeda Holdings, Inc.	83,560
47,910	Simmons First National Corporation	2,642,237
474,680	SLM Corporation[d]	5,743,628
3,260	Societe Generale	165,169
8,070	Starwood Property Trust, Inc.	182,221
35,020	State Auto Financial Corporation	961,299
32,410	State Street Corporation	2,580,160
9,820	Stewart Information Services Corporation	433,848
101,503	Stifel Financial Corporation[d]	5,094,436
5,900	Sumitomo Mitsui Trust Holdings, Inc.	204,446
49,589	SVB Financial Group	9,228,017
4,724	Swiss Re AG	424,291
126,370	Synchrony Financial	4,334,491
97,000	Synovus Financial Corporation	3,978,940
9,000	T&D Holdings, Inc.	130,452
147,300	TCF Financial Corporation	2,507,046
94,994	TD Ameritrade Holding Corporation	3,691,467
10,710	Territorial Bancorp, Inc.	333,831
1,067	TMX Group, Ltd.	54,086
25,395	TriCo Bancshares	902,284
6,750	Triumph Bancorp, Inc.[d]	174,150
136,010	TrustCo Bank Corporation	1,067,678
7,750	Trustmark Corporation	246,373
61,370	Two Harbors Investment Corporation	588,538
44,370	Umpqua Holdings Corporation	787,124
7,130	Union Bankshares Corporation	250,833
21,692	UnipolSai Assicurazioni SPA	47,916
72,510	United Community Banks, Inc.	2,007,802
73,700	United Financial Bancorp, Inc.	1,253,637
4,710	United Fire Group, Inc.	201,447
9,570	Unum Group	448,737
22,130	Voya Financial, Inc.	840,055
13,746	Western Alliance Bancorp[d]	674,791
86,863	Western Asset Mortgage Capital Corporation	848,652
11,957	Westpac Banking Corporation	319,639
14,323	WSFS Financial Corporation	658,142
232,693	Zions Bancorporation	9,773,106
269	Zurich Insurance Group AG	71,786

	Total	319,255,095

Health Care (4.9%)
17,450	Abbott Laboratories	774,954
29,474	ABIOMED, Inc.[d]	3,690,145
60,788	Acadia Healthcare Company, Inc.[d,e]	2,650,357
8,250	Acceleron Pharma, Inc.[d]	218,377

Shares	Common Stock (37.8%)	Value
Health Care (4.9%) - continued
16,170	Aceto Corporation	$255,648
29,110	Aerie Pharmaceuticals, Inc.[d]	1,320,138
14,280	Aetna, Inc.	1,821,414
112,138	Akorn, Inc.[d,e]	2,700,283
82,910	Alexion Pharmaceuticals, Inc.[d]	10,052,008
20,502	Align Technology, Inc.[d]	2,351,784
55,116	Allergan plc	13,168,315
20,390	Allscripts Healthcare Solutions, Inc.[d]	258,545
24,570	AMAG Pharmaceuticals, Inc.[d]	554,053
5,420	Amgen, Inc.	889,259
10,020	Analogic Corporation	760,518
2,065	Ansell, Ltd.	37,967
1,900	Astellas Pharmaceutical, Inc.	25,059
99,313	Asterias Biotherapeutics, Inc.[d,e]	337,664
2,584	Atrion Corporation	1,209,829
27,040	Biogen, Inc.[d]	7,393,277
36,304	BioMarin Pharmaceutical, Inc.[d]	3,186,765
220,460	Bristol-Myers Squibb Company	11,988,615
28,070	Bruker Corporation	654,873
10,487	C.R. Bard, Inc.	2,606,439
7,287	CAE, Inc.	111,345
12,620	Cardinal Health, Inc.	1,029,161
69,875	Cardiovascular Systems, Inc.[d]	1,975,716
165,590	Catalent, Inc.[d]	4,689,509
123,960	Celgene Corporation[d]	15,424,343
5,880	Centene Corporation[d]	419,009
30,910	Charles River Laboratories International, Inc.[d]	2,780,354
17,230	Chemed Corporation	3,147,749
28,116	ChemoCentryx, Inc.[d]	204,684
72,370	CIGNA Corporation	10,601,481
15,250	Coherus Biosciences, Inc.[d]	322,537
224,450	Community Health Systems, Inc.[d]	1,990,871
12,380	CONMED Corporation	549,796
2,770	Cooper Companies, Inc.	553,695
13,870	Cross Country Healthcare, Inc.[d]	199,173
53,580	Dentsply Sirona, Inc.	3,345,535
35,420	Dexcom, Inc.[d]	3,001,137
68,670	Diplomat Pharmacy, Inc.[d,e]	1,095,286
12,240	Editas Medicine, Inc.[d,e]	273,197
44,145	Edwards Lifesciences Corporation[d]	4,152,720
19,730	Endo International plc[d]	220,187
32,370	Ensign Group, Inc.	608,556
15,310	Envision Healthcare Corporation[d]	938,809
44,260	Express Scripts Holding Company[d]	2,917,177
85,010	GenMark Diagnostics, Inc.[d]	1,089,828
217,415	Gilead Sciences, Inc.	14,766,827
1,320	GlaxoSmithKline plc	27,447
51,200	GlaxoSmithKline plc ADR	2,158,592
7,300	Global Blood Therapeutics, Inc.[d]	269,005
32,840	Haemonetics Corporation[d]	1,332,319
25,137	HealthEquity, Inc.[d]	1,067,066
9,581	Heska Corporation[d]	1,005,813
28,700	Hill-Rom Holdings, Inc.	2,026,220
102,700	Hologic, Inc.[d]	4,369,885
1,580	ICU Medical, Inc.[d]	241,266
65,420	Impax Laboratories, Inc.[d]	827,563
40,842	Inogen, Inc.[d]	3,167,705
24,190	Insys Therapeutics, Inc.[d,e]	254,237
80,257	Intersect ENT, Inc.[d]	1,376,408
13,170	Intra-Cellular Therapies, Inc.[d]	214,012
45,526	Ironwood Pharmaceuticals, Inc.[d]	776,674
67,980	Johnson & Johnson	8,466,909
12,270	K2M Group Holdings, Inc.[d]	251,658
48,700	Kindred Healthcare, Inc.	406,645
1,200	KYORIN Holdings, Inc.	25,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (37.8%)	Value
Health Care (4.9%) - continued
17,242	Lannett Company, Inc.[d,e]	$385,359
368	Lonza Group AG	69,560
23,310	Magellan Health Services, Inc.[d]	1,609,555
1,660	McKesson Corporation	246,112
171,648	Medtronic plc	13,827,963
124,160	Merck & Company, Inc.	7,889,126
2,221	Merck KGaA	253,091
7,738	Mettler-Toledo International, Inc.[d]	3,705,806
63,280	Mylan NVd	2,467,287
19,634	National Healthcare Corporation	1,399,904
39,904	Neurocrine Biosciences, Inc.[d]	1,727,843
53,374	Nevro Corporation[d]	5,001,144
93,808	Northstar Healthcare, Inc.[d,e]	159,474
15,226	Novartis AG	1,130,646
6,696	Novo Nordisk AS	229,933
99,700	NuVasive, Inc.[d]	7,445,596
63,100	Omnicell, Inc.[d]	2,565,015
48,848	Ophthotech Corporation[d]	178,784
113,190	OraSure Technologies, Inc.[d]	1,463,547
9,291	Pacira Pharmaceuticals, Inc.[d]	423,670
8,220	Patterson Companies, Inc.	371,791
239,610	PDL BioPharma, Inc.	543,915
35,990	PerkinElmer, Inc.	2,089,579
27,410	Perrigo Company plc	1,819,750
255,410	Pfizer, Inc.	8,737,576
10,000	PharMerica Corporation[d]	234,000
9,920	Prothena Corporation plc[d]	553,437
6,311	Puma Biotechnology, Inc.[d]	234,769
51,730	Roche Holding AG ADR	1,656,912
147	Roche Holding AG-Genusschein	37,593
36,595	Teleflex, Inc.	7,089,549
11,282	Tenet Healthcare Corporation[d]	199,804
21,170	Tivity Health, Inc.[d]	616,047
34,753	Triple-S Management Corporation[d]	610,610
21,716	UnitedHealth Group, Inc.	3,561,641
45,277	Universal Health Services, Inc.	5,634,723
71,500	Veeva Systems, Inc.[d]	3,666,520
23,334	Vertex Pharmaceuticals, Inc.[d]	2,551,573
6,550	Waters Corporation[d]	1,023,830
12,960	West Pharmaceutical Services, Inc.	1,057,666
77,250	Wright Medical Group NVd	2,404,020
38,440	Zoetis, Inc.	2,051,543

	Total	272,506,045

Industrials (4.7%)
4,236	Abertis Infraestructuras SA	68,190
22,080	ABM Industries, Inc.	962,688
10,220	Acuity Brands, Inc.	2,084,880
6,027	Adecco SA	427,944
49,166	Aegion Corporation[d]	1,126,393
44,695	AGCO Corporation	2,689,745
11,840	Allison Transmission Holdings, Inc.	426,950
23,420	AMETEK, Inc.	1,266,554
36,270	Ardmore Shipping Corporation[e]	291,974
16,000	Asahi Glass Company, Ltd.	129,817
15,758	Astec Industries, Inc.	969,038
120,130	AZZ, Inc.	7,147,735
44,760	Barnes Group, Inc.	2,297,978
13,810	Boeing Company	2,442,437
89,250	BWX Technologies, Inc.	4,248,300
21,724	Capita plc	153,645
44,820	Carlisle Companies, Inc.	4,769,296
21,522	CIRCOR International, Inc.	1,279,268
10,980	Colfax Corporation[d]	431,075
46,638	Comfort Systems USA, Inc.	1,709,283
7,540	Crane Company	564,218

Shares	Common Stock (37.8%)	Value
Industrials (4.7%) - continued
312,295	CSX Corporation	$14,537,332
98,570	Cummins, Inc.	14,903,784
21,440	Curtiss-Wright Corporation	1,956,614
5,000	Dai Nippon Printing Company, Ltd.	54,107
84,670	Delta Air Lines, Inc.	3,891,433
2,380	Deluxe Corporation	171,765
2,712	Deutsche Lufthansa AG	43,997
30,990	Donaldson Company, Inc.	1,410,665
14,030	EMCOR Group, Inc.	883,188
24,740	Encore Wire Corporation	1,138,040
31,160	EnerSys	2,459,770
3,540	EnPro Industries, Inc.	251,906
9,195	Equifax, Inc.	1,257,324
16,550	ESCO Technologies, Inc.	961,555
50,828	Federal Signal Corporation	701,935
6,960	Finning International, Inc.	130,004
30,780	Fortune Brands Home and Security, Inc.	1,872,963
25,866	Franklin Electric Company, Inc.	1,113,531
2,400	Fuji Machine Manufacturing Company, Ltd.	31,547
44,800	Gener8 Maritime, Inc.[d,e]	254,016
17,390	Genesee & Wyoming, Inc.[d]	1,180,085
41,454	Gibraltar Industries, Inc.[d]	1,707,905
48,758	Granite Construction, Inc.	2,447,164
21,360	GWA Group, Ltd.	47,289
110,170	Harsco Corporation[d]	1,404,667
38,521	Healthcare Services Group, Inc.	1,659,870
30,975	Heico Corporation	2,701,020
7,930	Herman Miller, Inc.	250,191
34,982	Hexcel Corporation	1,908,268
1,600	Hitachi Transport System, Ltd.	33,246
174	Hochtief AG	28,755
35,694	Honeywell International, Inc.	4,457,110
11,930	Hubbell, Inc.	1,432,196
11,900	Huntington Ingalls Industries, Inc.	2,382,856
22,980	ICF International, Inc.[d]	949,074
2,700	Inaba Denki Sangyo Company, Ltd.	96,886
28,660	Ingersoll-Rand plc	2,330,631
5,590	Insteel Industries, Inc.	202,023
37,700	ITOCHU Corporation	536,710
69,630	ITT Corporation	2,856,223
1,500	Jardine Matheson Holdings, Ltd.	96,375
23,963	JB Hunt Transport Services, Inc.	2,198,366
29,507	Johnson Controls International plc	1,242,835
13,010	Kansas City Southern	1,115,738
31,140	KBR, Inc.	468,034
96,010	Kennametal, Inc.	3,766,472
46,814	Kforce, Inc.	1,111,832
89,280	Kirby Corporation[d]	6,298,704
10,000	KITZ Corporation	66,684
4,400	Komatsu, Ltd.	115,250
8,553	KONE Oyj	375,721
2,101	Koninklijke Boskalis Westminster NV	72,385
44,930	Korn/Ferry International	1,414,846
39,860	Lincoln Electric Holdings, Inc.	3,462,240
17,620	Lindsay Corporation[e]	1,552,674
1,166	Loomis AB	36,869
5,900	Marubeni Corporation	36,444
59,840	Masco Corporation	2,033,962
34,220	Masonite International Corporation[d]	2,711,935
14,754	Meggitt plc	82,346
25,690	Meritor, Inc.[d]	440,070
19,108	Middleby Corporation[d]	2,607,287
5,300	MIRAIT Holdings Corporation	52,000
12,400	Mitsubishi Electric Corporation	178,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (37.8%)	Value
Industrials (4.7%) - continued
15,000	Mitsubishi Heavy Industries, Ltd.	$60,356
4,000	Mitsuboshi Belting, Ltd.	37,184
5,236	Monadelphous Group, Ltd.	49,291
21,110	Moog, Inc.[d]	1,421,758
133,730	MRC Global, Inc.[d]	2,451,271
37,487	MSA Safety, Inc.	2,649,956
4,920	Mueller Industries, Inc.	168,412
27,620	MYR Group, Inc.[d]	1,132,420
8,313	National Express Group plc	37,495
64,957	Navigant Consulting, Inc.[d]	1,484,917
12,890	NCI Building Systems, Inc.[d]	221,063
1,000	NIPPO Corporation	19,011
5,000	Nippon Express Company, Ltd.	25,736
7,000	Nitto Kogyo Corporation	96,831
1,986	Nordson Corporation	243,960
22,770	Norfolk Southern Corporation	2,549,557
20,507	Old Dominion Freight Line, Inc.	1,754,784
46,566	On Assignment, Inc.[d]	2,259,848
54,280	Orbital ATK, Inc.	5,319,440
23,300	Orion Group Holdings, Inc.[d]	174,051
70,056	Oshkosh Corporation	4,805,141
92,902	PGT Innovations, Inc.[d]	998,697
2,407	Philips Lighting NVd,f	68,843
41,886	Proto Labs, Inc.[d]	2,140,375
14,330	Quanex Building Products Corporation	290,182
1,392	Randstad Holding NV	80,246
47,672	Raven Industries, Inc.	1,384,872
32,650	Raytheon Company	4,979,125
2,110	RBC Bearings, Inc.[d]	204,860
7,520	Regal-Beloit Corporation	568,888
3,439	RELX NV	63,799
20,840	Resources Connection, Inc.	349,070
89,510	Rockwell Collins, Inc.	8,696,792
8,867	Rolls-Royce Holdings plc[d]	83,767
22,272	Roper Industries, Inc.	4,598,945
4,400	Ryder System, Inc.	331,936
101,953	Saia, Inc.[d]	4,516,518
3,600	Sanwa Holdings Corporation	33,791
568	Schindler Holding AG, Participation Certificate	109,872
3,665	Siemens AG	502,005
1,993	Skanska AB	46,906
19,434	SKF ABe	384,318
5,900	Smiths Group plc	119,879
21,200	Sojitz Corporation	53,274
173,521	Southwest Airlines Company	9,328,489
89,112	Spirit Aerosystems Holdings, Inc.	5,161,367
31,800	SPX FLOW, Inc.[d]	1,103,778
2,450	Stericycle, Inc.[d]	203,080
811	Sulzer, Ltd.	84,835
87,991	Team, Inc.[d]	2,380,157
5,800	Teijin, Ltd.	109,518
13,667	Tennant Company	992,908
4,470	Tetra Tech, Inc.	182,599
2,700	Toppan Forms Company, Ltd.	26,502
32,030	TPI Composites, Inc.[d]	608,890
77,370	TransUnion[d]	2,967,140
10,910	TrueBlue, Inc.[d]	298,388
48,110	Union Pacific Corporation	5,095,811
64,650	United Continental Holdings, Inc.[d]	4,566,876
35,720	United Parcel Service, Inc.	3,832,756
32,699	United Rentals, Inc.[d]	4,089,010
14,440	Univar, Inc.[d]	442,730
14,666	Universal Forest Products, Inc.	1,445,188
33,649	Universal Truckload Services, Inc.	482,863

Shares	Common Stock (37.8%)	Value
Industrials (4.7%) - continued
4,859	Vinci SA	$385,848
40,640	WABCO Holdings, Inc.[d]	4,771,949
20,063	WageWorks, Inc.[d]	1,450,555
71,733	Waste Connections, Inc.	6,328,285
6,339	Watsco, Inc.	907,618
1,827	Wolseley plc	115,030
1,545	WSP Global, Inc.	54,569
17,320	Xylem, Inc.	869,810
5,837	YIT Oyj	39,459
22,310	YRC Worldwide, Inc.[d]	245,633
1,200	Yuasa Trading Company, Ltd.	33,314

	Total	259,837,182

Information Technology (10.3%)
131,580	Agilent Technologies, Inc.	6,956,635
82,005	Akamai Technologies, Inc.[d]	4,895,698
96,960	Alliance Data Systems Corporation	24,143,040
35,543	Alphabet, Inc., Class Ad	30,133,355
22,907	Alphabet, Inc., Class Cd	19,002,731
11,900	Alteryx, Inc.[d,e]	185,997
31,773	Ambarella, Inc.[d,e]	1,738,301
61,944	Amphenol Corporation	4,408,554
74,560	Analog Devices, Inc.	6,110,192
232,626	Apple, Inc.	33,419,051
80,002	Applied Materials, Inc.	3,112,078
36,870	Apptio, Inc.[d,e]	432,485
77,158	Arista Networks, Inc.[d]	10,205,689
115,310	ARRIS International plc[d]	3,049,950
18,810	Aspen Technology, Inc.[d]	1,108,285
25,300	Avnet, Inc.	1,157,728
16,860	AVX Corporation	276,167
24,240	Bankrate, Inc.[d]	233,916
37,340	Belden, Inc.	2,583,555
23,510	Blackhawk Network Holdings, Inc.[d]	954,506
135,260	Booz Allen Hamilton Holding Corporation	4,786,851
87,648	Brooks Automation, Inc.	1,963,315
14,040	CA, Inc.	445,349
21,372	Cabot Microelectronics Corporation	1,637,309
6,023	Cap Gemini SA	555,959
2,239	Capital Power Corporation	43,876
17,610	Carbonite, Inc.[d]	357,483
36,711	Cavium, Inc.[d]	2,630,710
257,141	Ciena Corporation[d]	6,071,099
3,660	Cirrus Logic, Inc.	222,125
473,050	Cisco Systems, Inc.	15,989,090
13,825	Cognex Corporation	1,160,609
255,810	Cognizant Technology Solutions Corporation[d]	15,225,811
5,440	Coherent, Inc.[d]	1,118,682
74,540	CommVault Systems, Inc.[d]	3,786,632
46,230	comScore, Inc.[d]	998,106
23,140	Comtech Telecommunications Corporation	341,084
62,560	Conduent Incorporated[d]	1,049,757
27,090	Convergys Corporation	572,953
61,810	CoreLogic, Inc.[d]	2,516,903
95,069	Criteo SA ADR[d,e]	4,752,499
8,640	CTS Corporation	184,032
128,060	Dolby Laboratories, Inc.	6,711,625
70,632	DST Systems, Inc.	8,652,420
53,160	eBay, Inc.[d]	1,784,581
17,420	Entegris, Inc.[d]	407,628
49,530	Envestnet, Inc.[d]	1,599,819
18,190	EVERTEC, Inc.	289,221
16,970	ExlService Holdings, Inc.[d]	803,699

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (37.8%)	Value
Information Technology (10.3%) - continued
13,500	F5 Networks, Inc.[d]	$1,924,695
38,802	Fabrinet[d]	1,630,848
261,370	Facebook, Inc.[d]	37,127,608
69,650	Finisar Corporation[d]	1,904,231
150,520	FLIR Systems, Inc.	5,460,866
88,751	Fortinet, Inc.[d]	3,403,601
8,200	FUJIFILM Holdings NPV	321,422
105,277	Guidewire Software, Inc.[d]	5,930,253
13,690	IAC/InterActiveCorporation[d]	1,009,227
32,860	II-VI, Inc.[d]	1,184,603
6,270	Impinj, Inc.[d,e]	189,793
4,930	Insight Enterprises, Inc.[d]	202,574
222,190	Integrated Device Technology, Inc.[d]	5,259,237
172,270	Intel Corporation	6,213,779
135,420	Keysight Technologies, Inc.[d]	4,894,079
14,200	Konica Minolta Holdings, Inc.	127,368
41,870	Lam Research Corporation	5,374,433
73,160	Liberty Tripadvisor Holdings, Inc.[d]	1,031,556
9,035	Littelfuse, Inc.	1,444,787
44,470	M/A-COM Technology Solutions Holdings, Inc.[d]	2,147,901
36,414	Manhattan Associates, Inc.[d]	1,895,349
249,170	MasterCard, Inc.	28,024,150
83,986	Maxim Integrated Products, Inc.	3,776,011
45,598	MeetMe, Inc.[d]	268,572
36,808	Methode Electronics, Inc.	1,678,445
33,310	Microsemi Corporation[d]	1,716,464
538,930	Microsoft Corporation	35,493,930
21,850	Mobileye NVd	1,341,590
73,821	Monolithic Power Systems, Inc.	6,798,914
9,900	Monotype Imaging Holdings, Inc.	198,990
86,070	National Instruments Corporation	2,802,439
3,700	NEC Networks & System Integration Corporation	71,662
10,780	NetApp, Inc.	451,143
85,090	New Relic, Inc.[d]	3,154,286
24,516	Nice, Ltd. ADR	1,666,598
26,446	NXP Semiconductors NVd	2,737,161
13,570	ON Semiconductor Corporation[d]	210,199
250,480	Oracle Corporation	11,173,913
4,820	OSI Systems, Inc.[d]	351,812
188,850	Pandora Media, Inc.[d,e]	2,230,318
16,900	Paycom Software, Inc.[d]	971,919
35,520	Paylocity Holding Corporation[d]	1,372,138
426,078	PayPal Holdings, Inc.[d]	18,329,876
68,045	Pegasystems, Inc.	2,983,773
18,030	Plantronics, Inc.	975,603
42,844	Progress Software Corporation	1,244,618
72,165	Proofpoint, Inc.[d]	5,366,189
74,919	Q2 Holdings, Inc.[d]	2,610,927
3,130	Qorvo, Inc.[d]	214,593
50,080	QUALCOMM, Inc.	2,871,587
6,360	Qualys, Inc.[d]	241,044
22,390	RealPage, Inc.[d]	781,411
28,100	Red Hat, Inc.[d]	2,430,650
29,890	Rubicon Project, Inc.[d]	176,052
29,860	Rudolph Technologies, Inc.[d]	668,864
1,300	Ryosan Company, Ltd.	39,188
284,640	Salesforce.com, Inc.[d]	23,479,954
7,480	ScanSource, Inc.[d]	293,590
2,010	Seagate Technology plc	92,319
46,608	ServiceNow, Inc.[d]	4,076,802
48,540	ShoreTel, Inc.[d]	298,521
2,750	Silicon Laboratories, Inc.[d]	202,262
1,072	SMA Solar Technology AGe	27,085
1,099	Software AG	43,415

Shares	Common Stock (37.8%)	Value
Information Technology (10.3%) - continued
47,700	SS&C Technologies Holdings, Inc.	$1,688,580
43,604	Synopsys, Inc.[d]	3,145,157
8,226	Telefonaktiebolaget LM Ericsson	54,920
175,964	Teradyne, Inc.	5,472,480
56,570	Texas Instruments, Inc.	4,557,279
600	Tokyo Electron, Ltd.	65,686
23,610	Travelport Worldwide, Ltd.	277,890
22,570	Trimble, Inc.[d]	722,466
99,765	Twitter, Inc.[d]	1,491,487
21,730	Tyler Technologies, Inc.[d]	3,358,589
12,837	Ultimate Software Group, Inc.[d]	2,505,911
23,320	Varonis Systems, Inc.[d]	741,576
151,095	Virtusa Corporation[d]	4,566,091
313,550	Visa, Inc.	27,865,188
197,630	Vishay Intertechnology, Inc.[e]	3,251,013
449,720	Xerox Corporation	3,300,945
105,390	Xilinx, Inc.	6,101,027

	Total	572,550,612

Materials (1.3%)
1,900	Adeka Corporation	27,764
12,960	Air Products and Chemicals, Inc.	1,753,358
23,763	American Vanguard Corporation	394,466
2,684	APERAM	133,820
12,450	Ashland Global Holdings, Inc.	1,541,435
32,410	Axalta Coating Systems, Ltd.[d]	1,043,602
23,149	Balchem Corporation	1,907,941
65,650	Bemis Company, Inc.	3,207,659
35,380	BHP Billiton, Ltd.	643,427
5,128	BillerudKorsnas AB	82,630
21,528	BlueScope Steel, Ltd.	201,819
29,010	Boise Cascade Company[d]	774,567
20,880	Cabot Corporation	1,250,921
5,470	Carpenter Technology Corporation	204,031
39,667	Celanese Corporation	3,564,080
17,409	Chemtura Corporation[d]	581,461
99,050	Coeur Mining, Inc.[d]	800,324
19,530	Continental Building Products, Inc.[d]	478,485
9,110	Crown Holdings, Inc.[d]	482,375
15,700	Daicel Corporation	189,585
4,570	Domtar Corporation	166,896
14,995	Dow Chemical Company	952,782
17,000	DOWA Holdings Company, Ltd.	122,311
58,439	Eastman Chemical Company	4,721,871
30,880	Ecolab, Inc.	3,870,499
9,698	Evonik Industries AG	316,102
43,940	Ferro Corporation[d]	667,449
57,670	Ferroglobe Representation & Warranty Insurance Trust[d,g]	6
79,523	FMC Corporation	5,534,006
16,990	FutureFuel Corporation	240,918
99,227	Gold Resource Corporation	448,506
6,984	Granges AB	63,830
78,324	Hecla Mining Company	414,334
3,920	Innophos Holdings, Inc.	211,562
32,643	Innospec, Inc.	2,113,634
3,440	International Flavors & Fragrances, Inc.	455,903
62,830	International Paper Company	3,190,507
3,000	JSR Corporation	50,760
8,430	Kadant, Inc.	500,321
41,220	KapStone Paper and Packaging Corporation	952,182
8,350	Koppers Holdings, Inc.[d]	353,623
13,900	Kuraray Company, Ltd.	211,455
5,600	Kyoei Steel, Ltd.	100,388

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (37.8%)	Value
Materials (1.3%) - continued
9,250	Louisiana-Pacific Corporation[d]	$229,585
4,030	Martin Marietta Materials, Inc.	879,548
28,320	Materion Corporation	950,136
15,700	Mitsubishi Chemical Holdings Corporation	121,894
1,400	Mitsubishi Materials Corporation	42,494
69,340	Mosaic Company	2,023,341
65,565	Myers Industries, Inc.	1,039,205
13,610	Neenah Paper, Inc.	1,016,667
15,790	Newmont Mining Corporation	520,438
500	Nippon Shokubai Company, Ltd.	34,120
43,917	Norsk Hydro ASA	255,936
4,809	Nufarm, Ltd.	35,633
27,000	Oji Holdings Corporation	126,626
39,660	OMNOVA Solutions, Inc.[d]	392,634
12,705	Orora, Ltd.	28,725
56,250	Owens-Illinois, Inc.[d]	1,146,375
10,300	Packaging Corporation of America	943,686
12,780	PolyOne Corporation	435,670
2,410	Praxair, Inc.	285,826
22,490	Rayonier Advanced Materials, Inc.	302,491
10,020	Reliance Steel & Aluminum Company	801,800
9,600	Rengo Company, Ltd.	55,607
1,179	Rio Tinto, Ltd.	54,437
30,740	RPM International, Inc.	1,691,622
24,990	Schnitzer Steel Industries, Inc.	516,044
4,950	Schweitzer-Mauduit International, Inc.	205,029
15,515	Scotts Miracle-Gro Company	1,448,946
26,680	Sensient Technologies Corporation	2,114,657
3,389	Solvay SA	413,494
25,500	Sonoco Products Company	1,349,460
107,112	Steel Dynamics, Inc.	3,723,213
1,000	Sumitomo Seika Chemicals Company, Ltd.	42,646
4,700	Toagosei Company, Ltd.	53,739
20,766	UPM-Kymmene Oyj[e]	487,568
26,111	Verso Corporation[d]	156,666
10,150	W. R. Grace & Company	707,557
38,888	Westrock Company	2,023,343
1,200	Yamato Kogyo Company, Ltd.	31,045
9,132	Yara International ASA	351,744

	Total	71,963,242

Real Estate (1.1%)
85,640	AGNC Investment Corporation	1,703,380
31,560	American Assets Trust, Inc.	1,320,470
22,850	American Campus Communities, Inc.	1,087,431
21,260	Ares Commercial Real Estate Corporation	284,459
14,130	ARMOUR Residential REIT, Inc.	320,892
30,520	Bluerock Residential Growth REIT, Inc.	375,701
242,199	Brixmor Property Group, Inc.	5,197,590
14,950	Camden Property Trust	1,202,877
42,600	CapitaLand Mall Trust	59,978
62,660	CBL & Associates Properties, Inc.	597,776
166,466	Cedar Realty Trust, Inc.	835,659
65,490	Chatham Lodging Trust	1,293,427
29,580	City Office REIT, Inc.	359,397
5,363	Cominar Real Estate Investment Trust	58,072
80,266	Cousins Properties, Inc.	663,800
145,580	CubeSmart	3,779,257
33,636	CyrusOne, Inc.	1,731,245

Shares	Common Stock (37.8%)	Value
Real Estate (1.1%) - continued
300	Daito Trust Construction Company, Ltd.	$41,249
364,220	DDR Corporation	4,563,677
35,294	DEXUS Property Group	263,420
10,700	Digital Realty Trust, Inc.	1,138,373
108,770	Duke Realty Corporation	2,857,388
62,906	Easterly Government Properties, Inc.	1,244,910
5,240	Equity Lifestyle Properties, Inc.	403,794
19,870	Farmland Partners, Inc.[e]	221,948
54,038	First Potomac Realty Trust	555,511
38,860	Franklin Street Properties Corporation	471,760
51,650	General Growth Properties, Inc.	1,197,247
9,481	H&R Real Estate Investment Trust	164,475
92,510	HCP, Inc.	2,893,713
51,100	HFF, Inc.	1,413,937
70,345	Host Hotels & Resorts, Inc.	1,312,638
6,180	Hudson Pacific Properties, Inc.	214,075
39,000	Hysan Development Company, Ltd.	176,937
35,910	InfraREIT, Inc.	646,380
32,630	Kite Realty Group Trust	701,545
17,000	LaSalle Hotel Properties	492,150
38,630	Liberty Property Trust	1,489,186
22,715	Life Storage, Inc.	1,865,356
10,530	Mid-America Apartment Communities, Inc.	1,071,322
47,910	National Storage Affiliates Trust	1,145,049
59,100	New World Development Company, Ltd.	72,822
66,200	Orchid Island Capital, Inc.[e]	661,338
8,740	Park Hotels & Resorts, Inc.	224,356
40,571	Pebblebrook Hotel Trust	1,185,079
43,610	Physicians Realty Trust	866,531
5,055	Potlatch Corporation	231,013
13,120	RE/MAX Holdings, Inc.	779,984
9,330	Realogy Holdings Corporation	277,941
11,270	Realty Income Corporation	670,903
42,940	Resource Capital Corporation	419,524
153,240	Retail Properties of America, Inc.	2,209,721
22,896	SBA Communications Corporation[d]	2,755,991
36,840	Spirit Realty Capital, Inc.	373,189
58,517	Stockland	207,504
23,360	Store Capital Corporation	557,837
5,060	Sun Communities, Inc.	406,470
3,000	Sun Hung Kai Properties, Ltd.	44,101
71,671	Terreno Realty Corporation	2,006,788
31,610	Urstadt Biddle Properties, Inc.	649,902
33,020	Weingarten Realty Investors	1,102,538
6,000	Wheelock and Company, Ltd.	47,462
29,100	Wing Tai Holdings, Ltd.	39,203

	Total	63,207,648

Telecommunications Services (0.2%)
36,020	AT&T, Inc.	1,496,631
6,330	ATN International, Inc.	445,759
17,234	Cincinnati Bell, Inc.[d]	305,042
5,888	Elisa Oyj[e]	208,148
5,632	Freenet AG	183,073
70,230	General Communication, Inc.[d]	1,460,784
20,646	Inmarsat plc	219,956
89,270	KCOM Group plc	100,661
21,067	Level 3 Communications, Inc.[d]	1,205,454
2,600	Nippon Telegraph & Telephone Corporation	111,159
5,900	NTT DOCOMO, Inc.	137,778
104,697	PCCW, Ltd.	61,763

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (37.8%)	Value
Telecommunications Services (0.2%) - continued
2,845	Proximus SA	$89,154
11,112	TDC AS	57,230
9,200	Telefonica Deutschland Holding AG	45,612
5,899	Telenor ASA	98,132
79,409	Verizon Communications, Inc.	3,871,189
77,550	Vonage Holdings Corporation[d]	490,116

	Total	10,587,641

Utilities (0.8%)
4,860	Alliant Energy Corporation	192,505
26,860	American Electric Power Company, Inc.	1,803,112
39,080	American States Water Company	1,731,244
17,960	Artesian Resources Corporation	584,778
1,999	ATCO, Ltd.	77,729
69,060	Avista Corporation	2,696,793
54,370	Calpine Corporation[d]	600,788
104,640	Centrica plc	284,933
15,200	Consolidated Water Company, Ltd.	177,080
39,640	DTE Energy Company	4,047,640
95,799	Dynegy, Inc.[d]	752,980
4,121	E.ON SE	32,762
3,800	El Paso Electric Company	191,900
70,731	Electricidade de Portugal SA	239,154
88,560	Eversource Energy	5,205,557
201,880	Great Plains Energy, Inc.	5,898,934
43,080	MDU Resources Group, Inc.	1,179,100
7,670	Middlesex Water Company	283,406
24,990	New Jersey Resources Corporation	989,604
7,740	NorthWestern Corporation	454,338
62,000	Osaka Gas Company, Ltd.	236,405
106,790	PG&E Corporation	7,086,584
42,360	PNM Resources, Inc.	1,567,320
30,370	Portland General Electric Company	1,349,035
33,050	Public Service Enterprise Group, Inc.	1,465,767
24,444	Redes Energeticas Nacionais SGPS SA	73,478
21,740	Renewable Energy Group, Inc.[d]	227,183
46,120	Southern Company	2,295,854
16,290	Southwest Gas Holdings, Inc.	1,350,604
3,030	Spire, Inc.	204,525
43,410	Vectren Corporation	2,544,260
17,370	Xcel Energy, Inc.	772,096

	Total	46,597,448

	Total Common Stock (cost $1,664,754,811)	2,103,308,646

Shares	Registered Investment Companies (36.8%)	Value
Affiliated Equity Holdings (30.1%)
24,752,802	Thrivent Large Cap Stock Portfolio	320,184,913
21,779,551	Thrivent Large Cap Value Portfolio	383,341,880
18,902,196	Thrivent Mid Cap Stock Portfolio	373,826,842
50,069,595	Thrivent Partner Worldwide Allocation Portfolio	491,818,609
5,579,836	Thrivent Small Cap Stock Portfolio	108,064,125

	Total	1,677,236,369

Affiliated Fixed Income Holdings (5.5%)
11,023,389	Thrivent High Yield Portfolio	53,064,388
15,348,610	Thrivent Income Portfolio	155,541,283

Shares	Registered Investment Companies (36.8%)	Value
Affiliated Fixed Income Holdings (5.5%) - continued
9,535,544	Thrivent Limited Maturity Bond Portfolio	$93,854,541

	Total	302,460,212

Equity Funds/ETFs (0.8%)
327	iShares MSCI EAFE Index Fund	20,369
27,501	iShares Russell 2000 Growth Index Fund	4,445,812
28,505	iShares Russell 2000 Index Fund	3,918,868
15,440	iShares Russell 2000 Value Index Fund	1,824,390
27,040	Materials Select Sector SPDR Fund	1,417,166
97,489	SPDR S&P 500 ETF Trust	22,982,057
94,330	SPDR S&P Bank ETF	4,054,303
59,000	SPDR S&P Biotech ETF[e]	4,091,060
1,400	SPDR S&P MidCap 400 ETF Trust	437,388

	Total	43,191,413

Fixed Income Funds/ETFs (0.4%)
35,000	iShares Barclays 1-3 Year Credit Bond Fund	3,683,050
88,650	iShares iBoxx $ Investment Grade Corporate Bond ETF	10,452,722
65,500	PowerShares Senior Loan Portfolio	1,523,530
104,500	Vanguard Short-Term Corporate Bond ETF	8,332,830

	Total	23,992,132

	Total Registered Investment Companies (cost $1,710,095,741)	2,046,880,126

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Asset-Backed Securities (1.1%)
	Access Group, Inc.
	1.482%, 2/25/2036, Ser.
301,968	2013-1, Class Af,h	300,236
	Alm Loan Funding CLO
	2.453%, 10/17/2026, Ser.
385,000	2014-11A, Class A1*,h	385,016
	AMSR Trust
	2.343%, 11/17/2033, Ser.
1,075,000	2016-SFR1, Class Af,h	1,085,055
	Apidos CLO XVIII
	2.453%, 7/22/2026, Ser.
375,000	2014-18A, Class A1*,h	374,997
	Ares CLO, Ltd.
	2.308%, 10/12/2023, Ser.
1,018,584	2012-2A, Class AR*,h	1,019,575
	Ares XXXII CLO, Ltd.
	2.249%, 11/15/2025, Ser.
750,000	2014-32A, Class A1R*,h	749,994
	BA Credit Card Trust
	1.292%, 6/15/2021, Ser.
650,000	2014-A1, Class Ah	652,778
	Babson CLO, Ltd.
	0.000%, 10/17/2026, Ser.
385,000	2014-IIA, Class AR*,c,h	385,000
	2.413%, 10/17/2026, Ser.
385,000	2014-IIA, Class A*,h	385,006
	Betony CLO, Ltd.
	2.373%, 4/15/2027, Ser.
350,000	2015-1A, Class AR*,h	350,366

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Asset-Backed Securities (1.1%) - continued
	Birchwood Park CLO, Ltd.
	2.203%, 7/15/2026, Ser.
$385,000	2014-1A, Class AR*,h	$385,007
	BlueMountain CLO, Ltd.
	2.503%, 10/15/2026, Ser.
385,000	2014-3A, Class A1*,h	386,497
	Capital One Multi-Asset Execution Trust
	1.292%, 1/18/2022, Ser.
800,000	2014-A3, Class A3[h]	803,426
	Carlyle Global Market Strategies CLO, Ltd.
	2.330%, 7/20/2023, Ser.
240,968	2012-2A, Class A1R*,h	240,985
	2.223%, 10/15/2026, Ser.
400,000	2014-4A, Class A1R*,h	400,231
	Cent CLO 16, LP
	2.284%, 8/1/2024, Ser.
370,873	2012-16A, Class A1AR*,h	370,878
	Cent CLO 22, Ltd.
	2.444%, 11/7/2026, Ser.
400,000	2014-22A, Class A1R*,h	400,137
	Chase Issuance Trust
	1.590%, 2/18/2020, Ser.
500,000	2015-A2, Class A2	500,676
	1.322%, 5/17/2021, Ser.
250,000	2016-A1, Class Ah	251,379
	Chesapeake Funding II, LLC
	1.880%, 6/15/2028, Ser.
800,000	2016-2A, Class A1[f]	797,752
	Chesapeake Funding, LLC
	1.284%, 1/7/2025, Ser.
49,935	2013-1A, Class Af,h	49,917
	Commonbond Student Loan Trust
	2.730%, 10/25/2040, Ser.
909,438	2016-B, Class A1[f]	892,927
	DRB Prime Student Loan Trust
	2.882%, 10/27/2031, Ser.
565,662	2015-B, Class A1*,h	578,786
	3.200%, 1/25/2040, Ser.
1,526,619	2015-D, Class A2*	1,538,227
	Dryden 34 Senior Loan Fund CLO
	0.000%, 10/15/2026, Ser.
385,000	2014-34A, Class AR*,c,g,h	385,000
	2.453%, 10/15/2026, Ser.
385,000	2014-34A, Class A*,h	386,209
	Earnest Student Loan Program, LLC
	3.020%, 5/25/2034, Ser.
2,302,176	2016-B, Class A2[f]	2,301,374
	Edlinc Student Loan Funding Trust
	3.490%, 10/1/2025, Ser.
226,817	2012-A, Class AT*,h	230,116
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
	3.430%, 1/25/2027, Ser.
3,500,000	K063, Class A2	3,636,391
	Federal National Mortgage Association - ACES
	2.416%, 9/25/2026, Ser.
1,241,942	2017-M1, Class A1	1,227,867
	2.569%, 12/25/2026, Ser.
1,200,000	2017-M3, Class A2	1,150,988

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Asset-Backed Securities (1.1%) - continued
	Ford Credit Auto Owner Trust
	2.260%, 11/15/2025, Ser.
$485,000	2014-1, Class Af	$488,964
	Galaxy XX CLO, Ltd.
	2.480%, 7/20/2027, Ser.
1,200,000	2015-20A, Class A*,h	1,200,344
	GoldenTree Loan Opportunities IX, Ltd.
	2.409%, 10/29/2026, Ser.
400,000	2014-9A, Class AR*,h	400,032
	Golub Capital Partners CLO 22B, Ltd.
	2.532%, 2/20/2027, Ser.
725,000	2015-22A, Class A1*,h	726,167
	Golub Capital Partners CLO 23M, Ltd.
	2.519%, 5/5/2027, Ser.
350,000	2015-23A, Class A1*,h	350,665
	Limerock CLO III, LLC
	2.234%, 10/20/2026, Ser.
1,150,000	2014-3A, Class A1R*,h	1,149,941
	Madison Park Funding XIV CLO, Ltd.
	2.480%, 7/20/2026, Ser.
425,000	2014-14A, Class A2*,h	425,088
	Madison Park Funding, Ltd.
	2.329%, 8/15/2022, Ser.
761,532	2012-9A, Class AR*,h	761,660
	Magnetite XII, Ltd.
	2.353%, 4/15/2027, Ser.
1,200,000	2015-12A, Class AR*,h	1,201,690
	Marlette Funding Trust
	3.060%, 1/17/2023, Ser.
413,848	2016-1A, Class A*	415,183
	Morgan Stanley Bank of America Merrill Lynch Trust
	3.176%, 8/15/2045, Ser.
1,425,000	2012-C5, Class A4	1,461,810
	3.246%, 12/15/2047, Ser.
1,425,000	2014-C19, Class A3	1,435,760
	Morgan Stanley Capital, Inc.
	1.132%, 2/25/2037, Ser.
902,200	2007-NC2, Class A2FPh	533,396
	Mountain View CLO, Ltd.
	2.483%, 7/15/2027, Ser.
1,200,000	2015-9A, Class A1A*,h	1,200,872
	Murray Hill Marketplace Trust
	4.190%, 11/25/2022, Ser.
787,983	2016-LC1, Class A*	794,150
	NCF Dealer Floorplan Master Trust
	4.228%, 3/21/2022, Ser.
1,500,000	2016-1A, Class A*,h	1,490,389
	Neuberger Berman CLO, Ltd.
	2.504%, 8/4/2025, Ser.
300,000	2014-17A, Class A*,h	300,034
	NZCG Funding CLO, Ltd.
	2.587%, 4/27/2027, Ser.
1,200,000	2015-2A, Class A1*,h	1,200,115
	Octagon Investment Partners XX CLO, Ltd.
	2.474%, 8/12/2026, Ser.
385,000	2014-1A, Class A*,h	385,437
	OHA Loan Funding, LLC
	2.180%, 10/20/2026, Ser.
1,150,000	2014-1A, Class A1R*,h	1,150,008

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Asset-Backed Securities (1.1%) - continued
	OneMain Financial Issuance Trust
	4.100%, 3/20/2028, Ser.
$750,000	2016-2A, Class Af	$768,083
	OZLM VIII, Ltd.
	2.463%, 10/17/2026, Ser.
385,000	2014-8A, Class A1A*,h	386,711
	Race Point IX CLO, Ltd.
	2.533%, 4/15/2027, Ser.
900,000	2015-9A, Class A1*,h	905,576
	Renaissance Home Equity Loan Trust
	5.746%, 5/25/2036, Ser.
1,133,988	2006-1, Class AF6[i]	745,116
	6.011%, 5/25/2036, Ser.
1,396,953	2006-1, Class AF4[i]	955,896
	5.580%, 11/25/2036, Ser.
1,177,270	2006-3, Class AF2[i]	689,926
	Shackleton, Ltd.
	2.393%, 4/15/2027, Ser.
1,200,000	2015-7A, Class AR*,h	1,200,062
	SLM Student Loan Trust
	1.512%, 7/15/2022, Ser.
116,159	2014-A, Class A1[f,h]	116,195
	1.512%, 8/15/2022, Ser.
127,228	2013-A, Class A1[f,h]	127,271
	1.502%, 3/25/2026, Ser.
624,372	2011-1, Class A1[h]	626,495
	1.962%, 5/17/2027, Ser.
450,000	2013-A, Class A2Bf,h	453,212
	SoFi Consumer Loan Program, LLC
	3.260%, 8/25/2025, Ser.
530,480	2016-1, Class Af	529,209
	3.050%, 12/26/2025, Ser.
735,106	2016-3, Class Af	735,458
	SoFi Professional Loan Program, LLC
	2.420%, 3/25/2030, Ser.
523,757	2015-A, Class A2[f]	523,336
	Symphony CLO VIII, Ltd.
	2.110%, 1/9/2023, Ser.
278,516	2012-8A, Class AR*,h	278,515
	Symphony CLO XV, Ltd.
	2.203%, 10/17/2026, Ser.
1,150,000	2014-15A, Class AR*,h	1,150,530
	U.S. Small Business Administration
	3.191%, 3/10/2024, Ser.
446,002	2014-10A, Class 1	460,576
	Vericrest Opportunity Loan Transferee
	3.375%, 10/25/2058, Ser.
718,798	2015-NPL3, Class A1*,i	715,979
	4.250%, 3/26/2046, Ser.
884,712	2016-NPL3, Class A1[f,i]	888,918
	3.500%, 9/25/2046, Ser.
906,504	2016-NP10, Class A1[f,i]	912,143
	3.500%, 10/25/2046, Ser.
1,667,198	2016-NP11, Class A1[f,i]	1,679,247
	3.625%, 11/26/2046, Ser.
2,576,786	2016-NP12, Class A1[f,i]	2,565,830
	3.875%, 12/26/2046, Ser.
931,891	2016-NP13, Class A1[f,i]	929,445
	3.500%, 2/25/2055, Ser.
187,055	2015-NPL4, Class A1*,i	188,118
	Verizon Owner Trust
	2.060%, 9/20/2021, Ser.
375,000	2017-1A, Class Af	376,162

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Asset-Backed Securities (1.1%) - continued
	Volvo Financial Equipment, LLC
	0.820%, 4/16/2018, Ser.
$66,482	2014-1A, Class A3[f]	$66,452
	Voya CLO 3, Ltd.
	2.458%, 7/25/2026, Ser.
385,000	2014-3A, Class A1*,h	385,072

	Total	59,034,031

Basic Materials (0.1%)
	Alcoa Nederland Holding BV
395,000	6.750%, 9/30/2024[f]	423,637
	Anglo American plc
772,000	3.625%, 5/14/2020[f]	777,790
	ArcelorMittal SA
670,000	6.250%, 3/1/2021	723,600
	BWAY Holding Company
330,000	5.500%, 4/15/2024[c,f]	332,475
	First Quantum Minerals, Ltd.
355,000	7.000%, 2/15/2021[f]	365,650
500,000	7.500%, 4/1/2025[f]	505,000
	Georgia-Pacific, LLC
245,000	2.539%, 11/15/2019[f]	246,935
	Glencore Finance Canada, Ltd.
224,000	6.000%, 11/15/2041[f]	243,578
	Glencore Funding, LLC
180,000	2.083%, 4/16/2018[f,h]	180,308
224,000	4.125%, 5/30/2023[f]	228,174
300,000	4.000%, 3/27/2027[f]	295,939
	Kinross Gold Corporation
448,000	5.950%, 3/15/2024	473,760
	Novelis Corporation
275,000	5.875%, 9/30/2026[f]	280,500
	Olin Corporation
895,000	5.125%, 9/15/2027	910,126
	Peabody Securities Finance Corporation
745,000	6.375%, 3/31/2025[f]	737,550
	Steel Dynamics, Inc.
615,000	5.000%, 12/15/2026[f]	622,687
	Vale Overseas, Ltd.
280,000	5.875%, 6/10/2021	300,054
340,000	6.250%, 8/10/2026	369,325
350,000	6.875%, 11/10/2039	374,290
	Westlake Chemical Corporation
448,000	3.600%, 8/15/2026[f]	438,686

	Total	8,830,064

Capital Goods (0.3%)
	AECOM
920,000	5.875%, 10/15/2024	977,500
	Ardagh Packaging Finance plc
760,000	6.000%, 2/15/2025[f]	768,550
	Bombardier, Inc.
720,000	7.500%, 3/15/2025[f]	739,800
	Building Materials Corporation of America
660,000	6.000%, 10/15/2025[f]	681,450
	Cemex Finance, LLC
900,000	9.375%, 10/12/2022[f]	972,450
	Cintas Corporation No. 2
345,000	3.700%, 4/1/2027	352,489
	CNH Industrial Capital, LLC
370,000	4.375%, 11/6/2020	382,487
	CNH Industrial NV
450,000	4.500%, 8/15/2023	456,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Capital Goods (0.3%) - continued
	Crown Americas Capital Corporation IV
$670,000	4.500%, 1/15/2023	$685,075
	General Electric Company
607,000	5.000%, 1/21/2021[j]	639,626
	L3 Technologies, Inc.
455,000	3.950%, 5/28/2024	468,688
	Lockheed Martin Corporation
389,000	2.500%, 11/23/2020	391,633
448,000	4.500%, 5/15/2036	475,679
	Northrop Grumman Corporation
820,000	3.850%, 4/15/2045	771,709
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[f]	987,600
	Pentair Finance SA
295,000	2.900%, 9/15/2018	297,963
	Republic Services, Inc.
335,000	2.900%, 7/1/2026	323,608
	Reynolds Group Issuer, Inc.
670,000	5.125%, 7/15/2023[f]	688,425
	Roper Industries, Inc.
601,000	2.050%, 10/1/2018	602,861
	Roper Technologies, Inc.
336,000	2.800%, 12/15/2021	336,342
	Siemens Financieringsmaatschappij NV
672,000	4.200%, 3/16/2047[f]	681,381
	Standard Industries, Inc.
415,000	5.500%, 2/15/2023[f]	424,338
	Textron, Inc.
150,000	5.600%, 12/1/2017	153,773
400,000	7.250%, 10/1/2019	447,342
	United Rentals North America, Inc.
680,000	5.500%, 7/15/2025	700,400
	Waste Management, Inc.
90,000	3.125%, 3/1/2025	90,244

	Total	14,497,601

Collateralized Mortgage Obligations (0.5%)
	Angel Oak Mortgage Trust I, LLC
	3.500%, 7/25/2046, Ser.
453,452	2016-1, Class A1*	452,322
	Bayview Opportunity Master Fund Trust
	4.000%, 6/28/2054, Ser.
1,000,000	2017-SPL2, Class Af	1,032,812
	4.000%, 10/28/2064, Ser.
1,625,000	2017-SPL1, Class Af	1,678,320
	BCAP, LLC Trust
	1.162%, 3/25/2037, Ser.
954,711	2007-AA1, Class 2A1[h]	893,701
	Citigroup Mortgage Loan Trust, Inc.
	5.500%, 11/25/2035, Ser.
340,844	2005-9, Class 21A2	329,312
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
1,116,382	2007-A4, Class 1A5	954,605
	COLT Mortgage Loan Trust
	2.800%, 12/26/2046, Ser.
823,696	2016-3, Class A1*	824,216
	Countrywide Alternative Loan Trust
	3.079%, 10/25/2035, Ser.
457,868	2005-43, Class 4A1	369,037

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Collateralized Mortgage Obligations (0.5%) - continued
	6.500%, 8/25/2036, Ser.
$333,614	2006-23CB, Class 2A3	$220,071
	6.000%, 1/25/2037, Ser.
212,119	2006-39CB, Class 1A16	202,314
	5.500%, 5/25/2037, Ser.
1,056,364	2007-8CB, Class A1	889,265
	7.000%, 10/25/2037, Ser.
988,355	2007-24, Class A10	519,144
	Countrywide Home Loans, Inc.
	5.750%, 4/25/2037, Ser.
395,587	2007-3, Class A27	330,360
	Deutsche Alt-A Securities Mortgage Loan Trust
	6.000%, 10/25/2021, Ser.
306,517	2006-AR5, Class 23A	270,468
	Federal Home Loan Mortgage Corporation
	4.000%, 7/15/2031, Ser.-
2,149,762	4104, Class KIk	248,782
	3.000%, 2/15/2033, Ser.
1,219,283	4170, Class IGk	144,740
	Federal National Mortgage Association
	3.500%, 1/25/2033, Ser.
2,395,868	2012-150, Class YIk	320,212
	J.P. Morgan Mortgage Trust
	3.162%, 10/25/2036, Ser.
698,170	2006-A6, Class 1A2	638,623
	1.362%, 1/25/2037, Ser.
1,069,343	2006-S4, Class A8[h]	588,363
	6.250%, 8/25/2037, Ser.
1,289,743	2007-S3, Class 1A10	946,534
	MASTR Alternative Loans Trust
	6.500%, 7/25/2034, Ser.
283,906	2004-6, Class 6A1	289,823
	1.432%, 12/25/2035, Ser.
624,374	2005-6, Class 2A1[h]	298,907
	Merrill Lynch Alternative Note Asset Trust
	6.000%, 3/25/2037, Ser.
271,959	2007-F1, Class 2A1	207,725
	Pretium Mortgage Credit Partners, LLC
	4.375%, 11/27/2030, Ser.
3,276,983	2015-NPL4, Class A1*,i	3,287,043
	3.500%, 4/29/2031, Ser.
875,000	2017-NPL1, Class A1*,c,g,i	875,000
	Residential Accredit Loans, Inc. Trust
	1.732%, 6/25/2035, Ser.
1,038,196	2005-QS7, Class A3[h]	828,691
	Residential Asset Securitization Trust
	1.362%, 8/25/2037, Ser.
1,133,224	2007-A8, Class 2A3[h]	282,519
	Sequoia Mortgage Trust
	3.403%, 9/20/2046, Ser.
644,651	2007-1, Class 4A1	526,234
	Sunset Mortgage Loan Company, LLC
	3.844%, 7/16/2047, Ser.
966,155	2016-NPL1, Class A*,i	968,432
	TBW Mortgage-Backed Trust
	5.965%, 7/25/2037, Ser.
3,056,404	2007-2, Class A1A	2,028,532

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Collateralized Mortgage Obligations (0.5%) - continued
	Towd Point Mortgage Trust
	2.750%, 10/25/2056, Ser.
$1,281,028	2017-1, Class A1[f]	$1,279,680
	Verus Securitization Trust
	2.853%, 1/25/2047, Ser.
1,321,951	2017-1A, Class A1*	1,321,892
	WaMu Mortgage Pass Through Certificates
	2.880%, 9/25/2036, Ser.
169,302	2006-AR10, Class 1A2	158,282
	2.877%, 10/25/2036, Ser.
340,881	2006-AR12, Class 1A1	317,388
	2.662%, 11/25/2036, Ser.
2,438,510	2006-AR14, Class 1A1	2,172,839
	1.598%, 9/25/2046, Ser.
1,512,792	2006-AR11, Class 1Ah	1,246,677
	Washington Mutual Mortgage Pass Through Certificates Trust
	7.000%, 2/25/2036, Ser.
911,430	2006-1, Class 2CB1	660,735

	Total	28,603,600

Commercial Mortgage-Backed Securities (0.4%)
	Citigroup Commercial Mortgage Trust
	1.102%, 11/10/2046, Ser.
409,546	2013-GC17, Class A1	407,960
	Commercial Mortgage Pass-Through Certificates
	1.897%, 6/8/2030, Ser.
780,000	2013-THL, Class A2[f,h]	780,491
	Commercial Mortgage Trust
	3.039%, 12/10/2018, Ser.
350,000	2013-CR13, Class A2	356,543
	Federal National Mortgage Association - ACES
	2.784%, 2/25/2027, Ser.
1,800,000	2017-M2, Class A2	1,770,331
	Freddie Mac Multifamily Structured Pass Through Certificates
1,394,910	2.776%, 3/25/2023	1,421,331
2,850,000	3.347%, 11/25/2026	2,943,988
	Greenwich Capital Commercial Funding Corporation
	5.867%, 12/10/2049, Ser.
1,750,000	2007-GG11, Class AM	1,770,714
	GS Mortgage Securities Trust
	3.666%, 9/10/2047, Ser.
2,450,000	2104-GC24, Class A4	2,538,775
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
	5.829%, 2/12/2049, Ser.
1,300,000	2007-CB19, Class AM	1,300,845
	JPMBB Commercial Mortgage Securities Trust
	3.231%, 1/15/2048, Ser.
1,175,000	2014-C26, Class A3	1,183,793
	Morgan Stanley Capital, Inc.
	5.406%, 3/15/2044, Ser.
201,168	2007-IQ13, Class AM	200,741
	SCG Trust
	2.562%, 11/15/2026, Ser.
425,000	2013-SRP1, Class Af,h	424,197

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Commercial Mortgage-Backed Securities (0.4%) - continued
	UBS Commercial Mortgage Trust
	3.400%, 5/10/2045, Ser.
$2,110,200	2012-C1, Class A3	$2,195,564
	WFRBS Commercial Mortgage Trust
	2.870%, 11/15/2045, Ser.
1,200,000	2012-C9, Class A3	1,212,894

	Total	18,508,167

Communications Services (0.6%)
	21st Century Fox America, Inc.
460,000	6.900%, 3/1/2019	500,471
	Altice Financing SA
770,000	6.625%, 2/15/2023[f]	800,800
	AMC Networks, Inc.
690,000	5.000%, 4/1/2024	690,863
	America Movil SAB de CV
288,000	5.000%, 10/16/2019	307,891
	American Tower Corporation
50,000	2.800%, 6/1/2020	50,354
560,000	3.300%, 2/15/2021	567,810
	AT&T, Inc.
212,000	5.875%, 10/1/2019	230,780
165,000	2.082%, 6/30/2020[h]	166,928
349,000	3.875%, 8/15/2021	363,067
275,000	3.000%, 6/30/2022	273,393
350,000	3.800%, 3/1/2024	353,747
480,000	5.250%, 3/1/2037	488,869
336,000	6.350%, 3/15/2040	381,563
355,000	5.550%, 8/15/2041	374,996
450,000	5.150%, 3/15/2042	446,357
275,000	4.750%, 5/15/2046	257,412
	British Sky Broadcasting Group plc
320,000	2.625%, 9/16/2019[f]	321,845
	CCO Holdings, LLC
900,000	5.875%, 4/1/2024[f]	949,500
	CenturyLink, Inc.
775,000	6.450%, 6/15/2021	823,352
	Charter Communications Operating, LLC
217,000	6.834%, 10/23/2055	252,064
288,000	3.579%, 7/23/2020	296,387
448,000	4.908%, 7/23/2025	473,056
	Clear Channel Worldwide Holdings, Inc.
760,000	6.500%, 11/15/2022	788,971
	Columbus International, Inc.
895,000	7.375%, 3/30/2021[f]	958,769
	Comcast Corporation
360,000	2.750%, 3/1/2023	358,641
960,000	4.400%, 8/15/2035	994,832
140,000	4.650%, 7/15/2042	146,060
677,000	4.750%, 3/1/2044	714,108
	Cox Communications, Inc.
184,000	9.375%, 1/15/2019[f]	205,817
	Crown Castle International Corporation
521,000	3.400%, 2/15/2021	529,918
931,000	5.250%, 1/15/2023	1,015,814
	CSC Holdings, LLC
100,000	5.500%, 4/15/2027[f]	101,625
	Digicel, Ltd.
1,295,000	6.000%, 4/15/2021*	1,176,831
	FairPoint Communications, Inc.
685,000	8.750%, 8/15/2019[f]	705,824

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Communications Services (0.6%) - continued
	Frontier Communications Corporation
$1,090,000	8.875%, 9/15/2020	$1,149,950
	Level 3 Communications, Inc.
920,000	5.375%, 1/15/2024	941,850
	Level 3 Financing, Inc.
335,000	5.375%, 5/1/2025	340,863
	Moody’s Corporation
308,000	2.750%, 12/15/2021	307,798
	Neptune Finco Corporation
225,000	10.875%, 10/15/2025[f]	270,563
	Omnicom Group, Inc.
224,000	3.600%, 4/15/2026	223,863
	S&P Global, Inc.
448,000	3.300%, 8/14/2020	457,628
	SES Global Americas Holdings GP
365,000	2.500%, 3/25/2019[f]	363,081
	SFR Group SA
1,165,000	6.000%, 5/15/2022[f]	1,207,231
	Sprint Communications, Inc.
615,000	6.000%, 11/15/2022	628,838
	Sprint Corporation
640,000	7.625%, 2/15/2025[e]	699,200
	Telefonica Emisiones SAU
244,000	3.192%, 4/27/2018	247,160
	Time Warner Entertainment Company, LP
459,000	8.375%, 3/15/2023	573,472
	Time Warner, Inc.
224,000	3.600%, 7/15/2025	221,461
265,000	6.250%, 3/29/2041	304,241
	T-Mobile USA, Inc.
1,040,000	6.125%, 1/15/2022	1,098,500
	Verizon Communications, Inc.
350,000	1.918%, 6/17/2019[h]	352,499
1,025,000	3.000%, 11/1/2021	1,029,033
1,008,000	5.150%, 9/15/2023	1,106,296
78,000	5.050%, 3/15/2034	79,244
319,000	4.272%, 1/15/2036	294,543
748,000	4.522%, 9/15/2048	680,833
	Viacom, Inc.
240,000	4.250%, 9/1/2023	246,192
560,000	4.375%, 3/15/2043	485,262
336,000	5.850%, 9/1/2043	353,711
	Virgin Media Secured Finance plc
745,000	5.250%, 1/15/2026[f]	749,656

	Total	31,481,683

Consumer Cyclical (0.4%)
	American Honda Finance Corporation
510,000	2.000%, 2/14/2020	511,584
	Automatic Data Processing, Inc.
100,000	3.375%, 9/15/2025	103,181
	Cinemark USA, Inc.
1,130,000	4.875%, 6/1/2023	1,141,865
	CVS Health Corporation
110,000	2.250%, 8/12/2019	110,732
870,000	4.875%, 7/20/2035	936,492
360,000	5.125%, 7/20/2045	396,532
	Daimler Finance North America, LLC
448,000	1.659%, 10/30/2019[f,h]	450,188
	Delphi Automotive plc
560,000	3.150%, 11/19/2020	571,224

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Consumer Cyclical (0.4%) - continued
	eBay, Inc.
$225,000	2.500%, 3/9/2018	$226,712
	Ford Motor Credit Company, LLC
336,000	5.000%, 5/15/2018	347,131
550,000	2.551%, 10/5/2018	554,333
450,000	2.943%, 1/8/2019	456,115
430,000	2.262%, 3/28/2019	431,032
224,000	2.459%, 3/27/2020	223,216
168,000	3.200%, 1/15/2021	169,784
350,000	2.417%, 3/28/2022[h]	354,025
	General Motors Financial Company, Inc.
332,000	3.700%, 11/24/2020	341,782
224,000	4.200%, 3/1/2021	233,798
385,000	4.300%, 7/13/2025	390,956
	Home Depot, Inc.
280,000	3.000%, 4/1/2026	279,481
575,000	5.400%, 9/15/2040	690,509
336,000	4.250%, 4/1/2046	349,754
	Hyundai Capital America
176,000	2.400%, 10/30/2018[f]	176,747
336,000	3.000%, 10/30/2020[f]	338,537
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[e,f]	655,200
	KB Home
503,000	4.750%, 5/15/2019	516,833
	L Brands, Inc.
630,000	5.625%, 2/15/2022	660,713
	Lear Corporation
560,000	5.250%, 1/15/2025	590,470
	Lennar Corporation
235,000	4.125%, 12/1/2018	239,700
660,000	4.875%, 12/15/2023	674,850
	Live Nation Entertainment, Inc.
200,000	5.375%, 6/15/2022[f]	208,000
380,000	4.875%, 11/1/2024[f]	380,000
	McDonald’s Corporation
335,000	2.750%, 12/9/2020	339,456
448,000	2.625%, 1/15/2022	447,554
	MGM Resorts International
915,000	6.000%, 3/15/2023	984,769
	Newell Rubbermaid, Inc.
336,000	5.500%, 4/1/2046	381,776
	Prime Security Services Borrower, LLC
1,025,000	9.250%, 5/15/2023[f]	1,123,656
	Rite Aid Corporation
880,000	6.125%, 4/1/2023[e,f]	872,300
	Scientific Games International, Inc.
705,000	7.000%, 1/1/2022[f]	753,469
	Six Flags Entertainment Corporation
760,000	4.875%, 7/31/2024[c,f]	750,025
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	103,750
186,000	4.000%, 12/31/2018	190,650
	West Corporation
1,065,000	5.375%, 7/15/2022[f]	1,046,363

	Total	20,705,244

Consumer Non-Cyclical (0.5%)
	Abbott Laboratories
280,000	3.400%, 11/30/2023	282,476
616,000	4.750%, 11/30/2036	634,922
210,000	4.900%, 11/30/2046	217,733

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Consumer Non-Cyclical (0.5%) - continued
	AbbVie, Inc.
$315,000	2.500%, 5/14/2020	$317,110
540,000	3.600%, 5/14/2025	540,051
560,000	4.450%, 5/14/2046	535,654
	Actavis Funding SCS
675,000	4.550%, 3/15/2035	676,685
336,000	4.850%, 6/15/2044	340,494
	Altria Group, Inc.
224,000	2.850%, 8/9/2022	224,427
280,000	2.625%, 9/16/2026	264,725
	Amgen, Inc.
224,000	2.700%, 5/1/2022	224,315
300,000	3.125%, 5/1/2025	294,928
	Anheuser-Busch InBev Finance, Inc.
240,000	2.294%, 2/1/2021[h]	247,222
809,000	3.650%, 2/1/2026	817,980
896,000	4.700%, 2/1/2036	948,557
560,000	4.900%, 2/1/2046	604,654
	Anheuser-Busch InBev Worldwide, Inc.
184,000	3.750%, 1/15/2022	192,684
	BAT International Finance plc
220,000	1.641%, 6/15/2018[f,h]	220,548
	Bayer U.S. Finance, LLC
336,000	3.375%, 10/8/2024[f]	337,721
	Biogen, Inc.
210,000	3.625%, 9/15/2022	216,565
	Boston Scientific Corporation
200,000	6.000%, 1/15/2020	219,100
325,000	3.850%, 5/15/2025	329,937
336,000	7.375%, 1/15/2040	420,638
	BRF SA
475,000	4.750%, 5/22/2024[f]	457,900
	Bunge Limited Finance Corporation
282,000	8.500%, 6/15/2019	319,692
305,000	3.500%, 11/24/2020	312,907
	Celgene Corporation
495,000	2.875%, 8/15/2020	502,506
120,000	3.550%, 8/15/2022	123,389
	Church & Dwight Company, Inc.
140,000	2.450%, 12/15/2019	141,285
	Conagra Brands, Inc.
168,000	7.125%, 10/1/2026	205,809
	EMD Finance, LLC
280,000	2.950%, 3/19/2022[f]	280,752
	Energizer Holdings, Inc.
820,000	5.500%, 6/15/2025[f]	836,400
	Envision Healthcare Corporation
970,000	5.125%, 7/1/2022[f]	987,276
	Express Scripts Holding Company
224,000	3.000%, 7/15/2023	216,474
525,000	4.500%, 2/25/2026	538,470
90,000	3.400%, 3/1/2027	84,757
	Gilead Sciences, Inc.
120,000	2.550%, 9/1/2020	121,263
224,000	2.950%, 3/1/2027	212,392
	Grifols Worldwide Operations, Ltd.
790,000	5.250%, 4/1/2022	820,020
	H. J. Heinz Company
350,000	3.500%, 7/15/2022	357,574
	HCA, Inc.
585,000	5.250%, 6/15/2026	612,846
300,000	4.500%, 2/15/2027	$300,000
	Imperial Tobacco Finance plc
450,000	2.950%, 7/21/2020[f]	455,678

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Consumer Non-Cyclical (0.5%) - continued
	JBS USA, LLC
$670,000	5.750%, 6/15/2025[f]	$676,700
	Kraft Foods Group, Inc.
448,000	5.000%, 6/4/2042	453,295
	Laboratory Corporation of America Holdings
165,000	2.625%, 2/1/2020	165,852
	McKesson Corporation
225,000	4.883%, 3/15/2044	232,206
	Mead Johnson Nutrition Company
200,000	3.000%, 11/15/2020	203,838
	Medtronic, Inc.
1,085,000	4.375%, 3/15/2035	1,135,705
235,000	4.625%, 3/15/2045	252,413
	Merck & Company, Inc.
175,000	1.409%, 2/10/2020[h]	176,544
88,000	3.700%, 2/10/2045	83,783
	Molson Coors Brewing Company
392,000	2.250%, 3/15/2020[f]	392,088
	Mondelez International, Inc.
247,000	1.554%, 2/1/2019[h]	248,239
	Mylan NV
450,000	3.000%, 12/15/2018	455,192
120,000	3.150%, 6/15/2021	120,502
672,000	5.250%, 6/15/2046	687,276
	PepsiCo, Inc.
450,000	2.850%, 2/24/2026	442,862
	Perrigo Finance Unlimited Company
675,000	3.500%, 3/15/2021	688,111
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[f]	758,100
	Reynolds American, Inc.
235,000	2.300%, 8/21/2017	235,662
672,000	5.700%, 8/15/2035	768,130
	Roche Holdings, Inc.
336,000	4.000%, 11/28/2044[f]	341,251
	Shire Acquisitions Investments Ireland Designated Activity Company
336,000	2.400%, 9/23/2021	329,040
336,000	3.200%, 9/23/2026	320,834
	Smithfield Foods, Inc.
210,000	2.700%, 1/31/2020[f]	209,853
	Tenet Healthcare Corporation
805,000	8.125%, 4/1/2022	839,212
	Teva Pharmaceutical Finance Netherlands III BV
458,000	2.200%, 7/21/2021	440,647
280,000	2.800%, 7/21/2023	265,704
	Thermo Fisher Scientific, Inc.
168,000	3.000%, 4/15/2023	166,700
	TreeHouse Foods, Inc.
450,000	4.875%, 3/15/2022	460,125
	VRX Escrow Corporation
1,495,000	6.125%, 4/15/2025[f]	1,151,150
	Zoetis, Inc.
448,000	4.700%, 2/1/2043	456,374

	Total	30,153,904

Energy (0.5%)
	Anadarko Petroleum Corporation
320,000	4.850%, 3/15/2021	342,291
	Antero Resources Corporation
240,000	5.125%, 12/1/2022	243,150
500,000	5.625%, 6/1/2023	511,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Energy (0.5%) - continued
	Apache Corporation
$450,000	4.750%, 4/15/2043	$450,509
	Boardwalk Pipelines, LP
220,000	5.950%, 6/1/2026	243,598
240,000	4.450%, 7/15/2027	242,450
	BP Capital Markets plc
452,000	3.062%, 3/17/2022	458,178
665,000	3.535%, 11/4/2024	672,896
120,000	3.119%, 5/4/2026	117,420
	Buckeye Partners, LP
288,000	2.650%, 11/15/2018	289,383
	Canadian Natural Resources, Ltd.
585,000	3.450%, 11/15/2021	593,930
225,000	6.250%, 3/15/2038	257,488
	Cheniere Corpus Christi Holdings, LLC
685,000	5.875%, 3/31/2025[f]	714,113
	Cimarex Energy Company
336,000	4.375%, 6/1/2024	349,001
	CNOOC Nexen Finance
345,000	1.625%, 4/30/2017	344,962
	CNPC General Capital, Ltd.
192,000	2.750%, 4/19/2017[f]	192,069
	Columbia Pipeline Group, Inc.
450,000	2.450%, 6/1/2018	452,152
	Concho Resources, Inc.
629,634	5.500%, 10/1/2022	650,884
305,000	4.375%, 1/15/2025	306,906
	Contura Energy, Inc.
90,000	10.000%, 8/1/2021*	97,029
	Devon Energy Corporation
340,000	3.250%, 5/15/2022[e]	336,776
	Ecopetrol SA
220,000	5.875%, 9/18/2023	238,425
	El Paso Pipeline Partners Operating Company, LLC
355,000	4.300%, 5/1/2024	360,823
	Encana Corporation
121,000	3.900%, 11/15/2021	123,605
448,000	6.500%, 2/1/2038	500,143
	Energy Transfer Equity, LP
670,000	5.500%, 6/1/2027	700,150
	Energy Transfer Partners, LP
448,000	4.650%, 6/1/2021	471,307
265,000	4.900%, 3/15/2035	253,546
	EnLink Midstream Partners, LP
225,000	4.150%, 6/1/2025	222,273
168,000	4.850%, 7/15/2026	173,339
	Enterprise Products Operating, LLC
172,000	5.100%, 2/15/2045	179,599
	EQT Corporation
162,000	5.150%, 3/1/2018	166,114
118,000	8.125%, 6/1/2019	131,734
250,000	4.875%, 11/15/2021	268,677
	Exxon Mobil Corporation
180,000	4.114%, 3/1/2046	185,815
	Hess Corporation
595,000	4.300%, 4/1/2027	585,837
	Kinder Morgan Energy Partners, LP
340,000	3.500%, 3/1/2021	345,499
	Magellan Midstream Partners, LP
315,000	5.000%, 3/1/2026	347,803
	Marathon Oil Corporation
336,000	2.700%, 6/1/2020	333,597
475,000	6.600%, 10/1/2037	538,865

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Energy (0.5%) - continued
	Marathon Petroleum Corporation
$165,000	3.400%, 12/15/2020	$169,153
176,000	4.750%, 9/15/2044	159,130
	MPLX, LP
448,000	4.875%, 6/1/2025	469,229
350,000	4.125%, 3/1/2027	347,992
	Newfield Exploration Company
850,000	5.625%, 7/1/2024	895,687
	Noble Energy, Inc.
202,000	5.625%, 5/1/2021	208,093
	Northern Tier Energy, LLC
975,000	7.125%, 11/15/2020	1,014,000
	Occidental Petroleum Corporation
448,000	4.100%, 2/15/2047	432,225
	ONEOK, Inc.
448,000	7.500%, 9/1/2023	523,112
	Petrobras Global Finance BV
140,000	8.375%, 5/23/2021	158,375
336,000	8.750%, 5/23/2026	388,920
	Petroleos Mexicanos
178,500	2.378%, 4/15/2025	178,177
615,000	6.500%, 3/13/2027[f]	661,586
295,000	6.750%, 9/21/2047	299,457
	Pioneer Natural Resources Company
225,000	4.450%, 1/15/2026	236,792
	Regency Energy Partners, LP
670,000	5.000%, 10/1/2022	712,378
	Rice Energy, Inc.
750,000	6.250%, 5/1/2022	772,500
	Rowan Companies, Inc.
95,000	7.375%, 6/15/2025	95,713
	Sabine Pass Liquefaction, LLC
670,000	5.625%, 3/1/2025	726,316
	Schlumberger Holdings Corporation
165,000	3.000%, 12/21/2020[f]	168,693
280,000	4.000%, 12/21/2025[f]	291,781
	Shell International Finance BV
165,000	1.484%, 5/11/2020[h]	166,046
	Suncor Energy, Inc.
270,000	3.600%, 12/1/2024	273,733
	Sunoco Logistics Partners Operations, LP
760,000	4.400%, 4/1/2021	799,712
	Tesoro Corporation
910,000	4.750%, 12/15/2023[f]	939,202
	Valero Energy Corporation
560,000	3.400%, 9/15/2026	534,908
	Weatherford International, Ltd.
680,000	8.250%, 6/15/2023[e]	739,500
	Williams Partners, LP
280,000	4.000%, 11/15/2021	289,709
475,000	6.300%, 4/15/2040	532,662

	Total	27,178,367

Financials (1.2%)
	ABN AMRO Bank NV
450,000	4.750%, 7/28/2025[f]	462,647
	ACE INA Holdings, Inc.
335,000	4.350%, 11/3/2045	352,674
	AerCap Ireland Capital, Ltd.
220,000	3.750%, 5/15/2019	225,878
224,000	4.625%, 10/30/2020	236,707
224,000	4.625%, 7/1/2022	236,258
	Aetna, Inc.
480,000	2.800%, 6/15/2023	475,988

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Financials (1.2%) - continued
	Air Lease Corporation
$220,000	2.125%, 1/15/2018	$220,414
90,000	2.625%, 9/4/2018	90,749
	Ally Financial, Inc.
440,000	3.750%, 11/18/2019	443,300
475,000	4.125%, 3/30/2020	484,500
	American Express Credit Corporation
350,000	1.702%, 3/18/2019[h]	351,792
	American International Group, Inc.
150,000	3.300%, 3/1/2021	153,046
336,000	4.125%, 2/15/2024	344,582
150,000	3.900%, 4/1/2026	150,270
	Aon plc
168,000	3.875%, 12/15/2025	170,949
	Avalonbay Communities, Inc.
500,000	3.500%, 11/15/2025	501,901
	Bank of America Corporation
448,000	8.000%, 1/30/2018[j]	461,440
370,000	2.226%, 3/22/2018[h]	372,566
295,000	1.868%, 4/1/2019[h]	297,580
350,000	2.625%, 10/19/2020	350,975
595,000	3.300%, 1/11/2023	598,614
448,000	4.000%, 4/1/2024	464,447
450,000	4.000%, 1/22/2025	449,486
336,000	3.500%, 4/19/2026	331,459
500,000	3.824%, 1/20/2028	501,017
561,000	5.875%, 2/7/2042	677,657
	Bank of New York Mellon Corporation
560,000	2.500%, 4/15/2021	561,414
	Bank of Nova Scotia
500,000	2.700%, 3/7/2022	501,101
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
145,000	2.850%, 9/8/2021[f]	145,476
	Barclays Bank plc
112,000	10.179%, 6/12/2021[f]	140,440
	Barclays plc
264,000	2.750%, 11/8/2019	265,916
680,000	3.684%, 1/10/2023	682,836
448,000	3.650%, 3/16/2025	436,168
	BB&T Corporation
150,000	1.738%, 1/15/2020[h]	151,151
	Berkshire Hathaway, Inc.
280,000	2.750%, 3/15/2023	280,031
	Caisse Centrale Desjardins du Quebec
210,000	1.704%, 1/29/2018[f,h]	210,621
	Capital One Financial Corporation
235,000	2.450%, 4/24/2019	236,334
448,000	3.050%, 3/9/2022	447,382
	Centene Escrow Corporation
900,000	5.625%, 2/15/2021	941,940
	Cigna Corporation
215,000	5.375%, 2/15/2042	249,319
	CIT Group, Inc.
905,000	5.000%, 8/15/2022	947,417
	Citigroup, Inc.
245,000	1.779%, 4/8/2019[h]	246,226
600,000	1.800%, 1/10/2020[h]	602,012
450,000	2.700%, 3/30/2021	450,494
244,000	4.050%, 7/30/2022	254,068
685,000	4.400%, 6/10/2025	697,894
448,000	3.200%, 10/21/2026	427,591
336,000	4.125%, 7/25/2028	330,366
177,000	4.650%, 7/30/2045	184,644

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Financials (1.2%) - continued
	Citizens Bank NA
$625,000	2.300%, 12/3/2018	$628,079
	CoBank ACB
120,000	1.731%, 6/15/2022[h]	115,845
	Commonwealth Bank of Australia
336,000	2.250%, 3/10/2020[f]	336,189
	Compass Bank
30,000	2.750%, 9/29/2019	30,180
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
228,000	3.950%, 11/9/2022	233,951
	Credit Agricole SA
290,000	1.823%, 4/15/2019[f,h]	291,891
400,000	3.375%, 1/10/2022[f]	399,972
	Credit Suisse AG
231,000	5.400%, 1/14/2020	247,832
	Credit Suisse Group Funding, Ltd.
1,262,000	2.750%, 3/26/2020	1,263,532
448,000	3.750%, 3/26/2025	440,694
	DDR Corporation
515,000	4.625%, 7/15/2022	540,257
	Deutsche Bank AG
675,000	3.375%, 5/12/2021	679,030
280,000	4.250%, 10/14/2021[f]	286,935
	Digital Realty Trust LP
280,000	3.400%, 10/1/2020	287,131
	Discover Bank
510,000	8.700%, 11/18/2019	579,230
	Discover Financial Services
188,000	6.450%, 6/12/2017	189,588
	Duke Realty, LP
88,000	3.875%, 2/15/2021	91,347
264,000	4.375%, 6/15/2022	280,587
	ERP Operating, LP
90,000	3.375%, 6/1/2025	89,136
	European Investment Bank
445,000	1.875%, 3/15/2019	447,621
	Fifth Third Bancorp
148,000	2.875%, 7/27/2020	149,646
145,000	2.875%, 10/1/2021	146,736
	GE Capital International Funding Company
919,000	4.418%, 11/15/2035	970,511
	Goldman Sachs Group, Inc.
390,000	2.239%, 4/30/2018[h]	393,451
205,000	2.139%, 11/15/2018[h]	207,171
909,000	5.375%, 3/15/2020	984,216
210,000	2.201%, 4/23/2020[h]	212,944
896,000	5.250%, 7/27/2021	982,741
560,000	2.350%, 11/15/2021	548,805
480,000	3.000%, 4/26/2022	480,482
224,000	3.500%, 1/23/2025	223,117
390,000	4.750%, 10/21/2045	411,358
	Hartford Financial Services Group, Inc.
544,000	5.125%, 4/15/2022	600,550
	HBOS plc
558,000	6.750%, 5/21/2018[f]	584,321
	HCP, Inc.
705,000	4.000%, 12/1/2022	727,127
176,000	3.400%, 2/1/2025	170,259
	HSBC Bank plc
495,000	1.679%, 5/15/2018[f,h]	496,540
	HSBC Holdings plc
450,000	6.875%, 6/1/2021[j]	479,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Financials (1.2%) - continued
$350,000	2.650%, 1/5/2022	$345,216
350,000	3.600%, 5/25/2023	355,601
425,000	3.900%, 5/25/2026	429,236
	Huntington Bancshares, Inc.
66,000	2.600%, 8/2/2018	66,584
	Huntington National Bank
250,000	2.200%, 11/6/2018	251,044
	Icahn Enterprises, LP
475,000	6.000%, 8/1/2020	489,250
330,000	6.750%, 2/1/2024[e,f]	340,313
	ING Capital Funding Trust III
265,000	4.747%, 6/30/2017[h,j]	264,502
	ING Groep NV
375,000	3.150%, 3/29/2022	375,960
	International Lease Finance Corporation
135,000	4.625%, 4/15/2021	142,340
270,000	5.875%, 8/15/2022	300,352
	J.P. Morgan Chase & Company
582,000	7.900%, 4/30/2018[j]	603,097
326,000	6.300%, 4/23/2019	354,156
165,000	2.250%, 1/23/2020	165,524
265,000	2.295%, 8/15/2021	262,221
560,000	4.500%, 1/24/2022	603,444
336,000	3.200%, 1/25/2023	339,377
575,000	2.700%, 5/18/2023	562,394
245,000	2.273%, 10/24/2023[h]	250,618
352,000	3.625%, 5/13/2024	359,567
690,000	3.125%, 1/23/2025	678,656
360,000	3.300%, 4/1/2026	352,909
	KeyBank NA
365,000	2.350%, 3/8/2019	367,837
	KeyCorp
300,000	2.900%, 9/15/2020	304,845
	Kookmin Bank
375,000	1.625%, 8/1/2019[f]	369,637
	Liberty Mutual Group, Inc.
224,000	4.950%, 5/1/2022[f]	243,347
	Liberty Property, LP
618,000	3.750%, 4/1/2025	621,434
	Lincoln National Corporation
220,000	8.750%, 7/1/2019	250,934
	Lloyds Bank plc
235,000	1.657%, 3/16/2018[h]	235,602
	MetLife, Inc.
355,000	4.050%, 3/1/2045	343,225
	Mitsubishi UFJ Financial Group, Inc.
370,000	2.190%, 9/13/2021	361,914
	Mizuho Bank, Ltd.
282,000	1.850%, 3/21/2018[f]	281,802
	Morgan Stanley
1,018,000	6.625%, 4/1/2018	1,065,347
260,000	2.318%, 4/25/2018[h]	262,697
210,000	2.177%, 1/27/2020[h]	213,627
224,000	5.550%, 7/15/2020[j]	230,451
280,000	2.500%, 4/21/2021	278,461
560,000	2.625%, 11/17/2021	555,565
155,000	4.875%, 11/1/2022	167,572
275,000	4.000%, 7/23/2025	283,675
540,000	4.350%, 9/8/2026	549,552
	MPT Operating Partnership, LP
725,000	6.375%, 3/1/2024	779,375
	Nasdaq, Inc.
295,000	3.850%, 6/30/2026	293,385

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Financials (1.2%) - continued
	National City Corporation
$288,000	6.875%, 5/15/2019	$316,278
	Park Aerospace Holdings, Ltd.
1,125,000	5.500%, 2/15/2024[f]	1,170,000
	Prudential Financial, Inc.
145,000	2.350%, 8/15/2019	146,399
	Quicken Loans, Inc.
1,165,000	5.750%, 5/1/2025[f]	1,144,612
	Realty Income Corporation
475,000	4.125%, 10/15/2026	489,158
	Regions Bank
250,000	7.500%, 5/15/2018	264,686
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	250,756
336,000	3.200%, 2/8/2021	341,656
	Reinsurance Group of America, Inc.
252,000	5.000%, 6/1/2021	274,188
	Reliance Standard Life Global Funding II
230,000	2.500%, 4/24/2019[f]	231,504
	Royal Bank of Scotland Group plc
250,000	8.625%, 8/15/2021[j]	260,625
300,000	3.875%, 9/12/2023	295,626
	Santander Holdings USA, Inc.
295,000	3.450%, 8/27/2018	300,284
	Santander UK Group Holdings plc
380,000	2.875%, 10/16/2020	380,396
	Santander UK plc
132,000	3.050%, 8/23/2018	134,108
	Simon Property Group, LP
150,000	2.500%, 9/1/2020	151,348
400,000	2.750%, 2/1/2023	394,853
448,000	4.250%, 11/30/2046	433,338
	Skandinaviska Enskilda Banken AB
365,000	2.375%, 3/25/2019[f]	367,241
	Standard Chartered plc
375,000	2.100%, 8/19/2019[f]	371,883
	State Street Corporation
233,000	1.952%, 8/18/2020[h]	237,430
	Sumitomo Mitsui Banking Corporation
250,000	1.603%, 1/16/2018[h]	250,685
	Sumitomo Mitsui Financial Group, Inc.
336,000	3.010%, 10/19/2026	321,496
	SunTrust Banks, Inc.
475,000	2.250%, 1/31/2020	476,492
	Svenska Handelsbanken AB
330,000	1.638%, 6/17/2019[h]	330,767
	Synchrony Financial
140,000	2.265%, 2/3/2020[h]	140,930
155,000	3.750%, 8/15/2021	159,690
625,000	4.250%, 8/15/2024	640,106
	Toronto-Dominion Bank
165,000	2.051%, 12/14/2020[h]	167,583
	UBS Group Funding Jersey, Ltd.
560,000	2.950%, 9/24/2020[f]	563,657
336,000	4.125%, 9/24/2025[f]	341,652
	UBS Group Funding Switzerland AG
450,000	3.491%, 5/23/2023[f]	452,851
	UnitedHealth Group, Inc.
100,000	3.350%, 7/15/2022	103,451
1,010,000	4.625%, 7/15/2035	1,098,725
	USB Realty Corporation
140,000	2.169%, 1/15/2022[f,h,j]	119,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Financials (1.2%) - continued
	Ventas Realty, LP
$500,000	3.100%, 1/15/2023	$496,686
	Voya Financial, Inc.
344,000	2.900%, 2/15/2018	347,118
	Wells Fargo & Company
210,000	1.719%, 1/30/2020[h]	210,887
450,000	2.550%, 12/7/2020	452,218
550,000	3.069%, 1/24/2023	552,355
448,000	3.450%, 2/13/2023	452,030
350,000	3.000%, 2/19/2025	341,231
450,000	3.000%, 4/22/2026	430,906
450,000	3.000%, 10/23/2026	430,806
430,000	4.900%, 11/17/2045	450,180
	Welltower, Inc.
58,000	2.250%, 3/15/2018	58,251
185,000	3.750%, 3/15/2023	189,464
165,000	4.000%, 6/1/2025	167,228

	Total	68,681,448

Foreign Government (<0.1%)
	Argentina Government International Bond
335,000	7.500%, 4/22/2026[f]	355,435
118,000	6.875%, 1/26/2027[f]	119,416
	Brazil Government International Bond
315,000	7.125%, 1/20/2037	357,525
	Colombia Government International Bond
390,000	3.875%, 4/25/2027[e]	388,440
	Export-Import Bank of Korea
205,000	2.250%, 1/21/2020	204,554
	Indonesia Government International Bond
735,000	5.250%, 1/8/2047[f]	789,042
	Kommunalbanken AS
335,000	1.500%, 10/22/2019[f]	332,953
	Mexico Government International Bond
590,000	4.150%, 3/28/2027	600,325

	Total	3,147,690

Mortgage-Backed Securities (5.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
18,725,000	3.000%, 4/1/2032[c]	19,200,274
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
22,425,000	4.000%, 4/1/2047[c]	23,523,475
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
10,200,000	2.500%, 4/1/2032[c]	10,203,188
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,589,849	1.741%, 7/1/2043[h]	1,629,112
364,684	2.043%, 7/1/2043[h]	373,840
334,362	2.052%, 8/1/2043[h]	341,937
38,100,000	3.000%, 4/1/2047[c]	37,784,486
105,300,000	3.500%, 4/1/2047[c]	107,718,615
66,500,000	4.000%, 4/1/2047[c]	69,752,262

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Mortgage-Backed Securities (5.3%) - continued
$23,000,000	4.500%, 4/1/2047[c]	$24,663,008

	Total	295,190,197

Technology (0.3%)
	Amphenol Corporation
188,000	2.550%, 1/30/2019	190,400
	Apple, Inc.
165,000	1.334%, 5/6/2020[h]	165,650
300,000	3.000%, 2/9/2024	302,510
784,000	3.200%, 5/13/2025	791,965
336,000	4.650%, 2/23/2046	360,291
600,000	4.250%, 2/9/2047	607,047
	Applied Materials, Inc.
240,000	3.300%, 4/1/2027	240,285
	Avnet, Inc.
335,000	3.750%, 12/1/2021	338,765
	Cisco Systems, Inc.
220,000	1.555%, 3/1/2019[h]	221,674
	CommScope Technologies Finance, LLC
650,000	6.000%, 6/15/2025[f]	680,875
	Diamond 1 Finance Corporation
280,000	3.480%, 6/1/2019[f]	287,045
220,000	5.450%, 6/15/2023[f]	237,338
168,000	6.020%, 6/15/2026[f]	183,494
336,000	8.100%, 7/15/2036[f]	422,155
224,000	8.350%, 7/15/2046[f]	290,632
	Equinix, Inc.
700,000	5.750%, 1/1/2025	740,250
	Fidelity National Information Services, Inc.
400,000	2.850%, 10/15/2018	405,498
338,000	3.625%, 10/15/2020	351,193
	First Data Corporation
450,000	5.375%, 8/15/2023[f]	468,563
	Hewlett Packard Enterprise Company
280,000	2.450%, 10/5/2017	280,820
140,000	2.850%, 10/5/2018	141,660
140,000	4.400%, 10/15/2022	146,598
	Intel Corporation
85,000	3.100%, 7/29/2022	87,350
180,000	3.700%, 7/29/2025	188,169
504,000	4.100%, 5/19/2046	502,780
	International Business Machines Corporation
448,000	4.700%, 2/19/2046[e]	491,460
	Iron Mountain, Inc.
825,000	6.000%, 8/15/2023	868,312
	Microsoft Corporation
700,000	4.750%, 11/3/2055	750,137
700,000	4.200%, 11/3/2035	733,720
390,000	3.700%, 8/8/2046	365,322
600,000	4.250%, 2/6/2047	614,839
	NXP BV
650,000	3.875%, 9/1/2022[f]	664,625
	Oracle Corporation
150,000	2.500%, 5/15/2022	149,566
448,000	2.400%, 9/15/2023	435,335
460,000	2.950%, 5/15/2025	454,007
	Qualcomm, Inc.
336,000	3.000%, 5/20/2022	339,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Technology (0.3%) - continued
	Sensata Technologies UK Financing Company plc
$540,000	6.250%, 2/15/2026[f]	$572,400

	Total	15,072,716

Transportation (0.1%)
	Air Canada Pass Through Trust
125,047	3.875%, 3/15/2023[f]	121,921
	American Airlines Pass Through Trust
274,122	3.375%, 5/1/2027	268,640
	Avis Budget Car Rental, LLC
665,000	5.125%, 6/1/2022[e,f]	642,157
500,000	6.375%, 4/1/2024[e,f]	500,625
	Burlington Northern Santa Fe, LLC
350,000	5.050%, 3/1/2041	391,295
480,000	3.900%, 8/1/2046	460,569
	Continental Airlines, Inc.
136,576	4.150%, 4/11/2024	142,984
	CSX Corporation
115,000	3.700%, 11/1/2023	119,862
	Delta Air Lines, Inc.
62,548	4.950%, 5/23/2019	65,284
265,000	2.875%, 3/13/2020	267,162
	ERAC USA Finance, LLC
67,000	2.800%, 11/1/2018[f]	67,806
	J.B. Hunt Transport Services, Inc.
135,000	3.300%, 8/15/2022	137,165
	Southwest Airlines Company
285,000	2.750%, 11/6/2019	289,511
	Virgin Australia Holdings, Ltd.
62,757	5.000%, 10/23/2023[f]	65,267
	XPO Logistics, Inc.
690,000	6.500%, 6/15/2022[f]	724,500

	Total	4,264,748

U.S. Government and Agencies (3.9%)
	Federal National Mortgage Association
405,000	6.250%, 5/15/2029	541,991
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	491,933
	U.S. Treasury Bonds
4,150,000	6.500%, 11/15/2026	5,616,768
2,900,000	5.250%, 11/15/2028	3,705,089
2,050,000	4.375%, 5/15/2040	2,544,722
10,625,000	3.000%, 5/15/2042	10,620,431
14,300,000	3.625%, 2/15/2044	15,929,413
7,534,000	2.500%, 5/15/2046	6,744,693
2,250,000	2.875%, 11/15/2046	2,182,324
	U.S. Treasury Bonds, TIPS
37,051,768	0.125%, 1/15/2023	37,029,612
103,044	2.375%, 1/15/2025	118,851
30,230,249	0.625%, 1/15/2026	30,787,060
67,399	2.125%, 2/15/2040	85,045
590,975	0.750%, 2/15/2042	568,306
	U.S. Treasury Notes
900,000	0.875%, 4/15/2017	900,069
500,000	0.875%, 5/15/2017	500,117
385,000	1.000%, 11/30/2018	383,646
3,650,000	0.750%, 2/15/2019	3,616,924
3,900,000	1.000%, 10/15/2019	3,860,696
8,415,000	1.500%, 10/31/2019	8,430,450
4,070,000	1.375%, 9/30/2020	4,028,983
1,500,000	1.375%, 5/31/2021	1,473,163
23,030,000	1.125%, 8/31/2021	22,310,312

Principal Amount	Long-Term Fixed Income (15.6%)	Value
U.S. Government and Agencies (3.9%) - continued
$2,700,000	1.875%, 2/28/2022	$2,693,882
2,000,000	2.125%, 6/30/2022	2,013,438
1,015,000	1.625%, 8/15/2022	994,145
1,858,000	1.375%, 9/30/2023	1,768,077
24,900,000	1.625%, 10/31/2023	24,058,654
7,435,000	2.250%, 11/15/2024	7,414,093
16,686,000	2.000%, 11/15/2026	16,115,022
	U.S. Treasury Notes, TIPS
1,741,514	0.125%, 4/15/2021	1,759,405

	Total	219,287,314

Utilities (0.4%)
	American Electric Power Company, Inc.
718,000	2.950%, 12/15/2022	721,559
	Arizona Public Service Company
180,000	2.200%, 1/15/2020	180,399
	Berkshire Hathaway Energy Company
132,000	2.400%, 2/1/2020	132,973
	Calpine Corporation
670,000	5.375%, 1/15/2023[e]	678,375
	CMS Energy Corporation
336,000	2.950%, 2/15/2027	318,478
336,000	3.450%, 8/15/2027	334,329
	Commonwealth Edison Company
355,000	3.700%, 3/1/2045	335,374
190,000	4.350%, 11/15/2045	197,714
	Consolidated Edison Company of New York, Inc.
168,000	4.500%, 12/1/2045	178,508
	Consolidated Edison, Inc.
224,000	2.000%, 5/15/2021	220,021
	Dominion Resources, Inc.
475,000	2.962%, 7/1/2019	481,706
	DTE Electric Company
265,000	3.700%, 3/15/2045	254,283
360,000	3.700%, 6/1/2046	346,083
	DTE Energy Company
70,000	2.400%, 12/1/2019	70,422
	Duke Energy Corporation
468,000	2.100%, 6/15/2018	469,796
448,000	3.750%, 9/1/2046	403,721
	Duke Energy Florida, LLC
320,000	3.200%, 1/15/2027	321,607
	Duke Energy Indiana, LLC
450,000	3.750%, 5/15/2046	426,570
	Dynegy, Inc.
665,000	7.375%, 11/1/2022	660,012
	Edison International
450,000	2.950%, 3/15/2023	449,446
	Emera U.S. Finance, LP
335,000	2.150%, 6/15/2019	334,869
335,000	4.750%, 6/15/2046	337,937
	Enbridge Energy Partners, LP
595,000	5.875%, 10/15/2025	665,002
	Enel Finance International NV
84,000	6.250%, 9/15/2017[f]	85,683
	Eversource Energy
150,000	1.600%, 1/15/2018	149,901
	Exelon Corporation
240,000	5.100%, 6/15/2045	259,415
336,000	4.450%, 4/15/2046	332,798
	Exelon Generation Company, LLC
300,000	5.200%, 10/1/2019	320,908
415,000	2.950%, 1/15/2020	420,659

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.6%)	Value
Utilities (0.4%) - continued
	Great Plains Energy, Inc.
$385,000	2.500%, 3/9/2020	$387,149
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	69,385
224,000	5.300%, 7/1/2043	249,167
	Kinder Morgan Energy Partners, LP
585,000	6.500%, 9/1/2039	648,550
	MidAmerican Energy Holdings Company
672,000	6.500%, 9/15/2037	873,987
	Monongahela Power Company
275,000	5.400%, 12/15/2043[f]	323,510
	National Rural Utilities Cooperative Finance Corporation
400,000	2.300%, 11/1/2020	400,532
	NextEra Energy Capital Holdings, Inc.
280,000	2.300%, 4/1/2019	281,684
	NiSource Finance Corporation
615,000	5.650%, 2/1/2045	714,588
	Northern States Power Company
410,000	4.125%, 5/15/2044	417,711
	NRG Energy, Inc.
630,000	6.625%, 3/15/2023	644,569
	Oncor Electric Delivery Company, LLC
258,000	3.750%, 4/1/2045	244,717
	Pacific Gas & Electric Company
580,000	3.300%, 3/15/2027	582,970
336,000	4.250%, 3/15/2046[e]	343,832
	PG&E Corporation
140,000	2.400%, 3/1/2019	140,985
	PPL Capital Funding, Inc.
144,000	3.500%, 12/1/2022	147,255
515,000	5.000%, 3/15/2044	544,442
	Regency Energy Partners, LP
448,000	5.875%, 3/1/2022	492,572
	Sempra Energy
365,000	6.150%, 6/15/2018	384,323
170,000	2.400%, 3/15/2020	170,596
	Southern California Edison Company
100,000	2.400%, 2/1/2022	99,599
485,000	4.000%, 4/1/2047	484,779
	Southern Company
450,000	1.850%, 7/1/2019	447,512
450,000	4.400%, 7/1/2046	429,980
	Southwestern Electric Power Company
180,000	3.900%, 4/1/2045	169,885
	Tesoro Logistics, LP
755,000	5.250%, 1/15/2025	788,031
	TransAlta Corporation
336,000	1.900%, 6/3/2017	336,000
	Xcel Energy, Inc.
550,000	3.350%, 12/1/2026	549,860

	Total	21,456,718

	Total Long-Term Fixed Income (cost $860,039,914)	866,093,492

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
299	Henkel AG & Company KGaA, 1.470%	38,324

	Total	38,324

Shares	Preferred Stock (<0.1%)	Value
Energy (<0.1%)
1,954	Alpha Natural Resources, Inc.,
	0.000%[d]	$38,591
1,954	ANR Holdings, Inc., 0.000%[d]	9,282

	Total	47,873

	Total Preferred Stock (cost $40,059)	86,197

Shares	Collateral Held for Securities Loaned (0.8%)	Value
46,436,797	Thrivent Cash Management Trust	46,436,797

	Total Collateral Held for Securities Loaned (cost $46,436,797)	46,436,797

Shares or Principal Amount	Short-Term Investments (14.1%)[l]	Value
	Federal Home Loan Bank Discount Notes
300,000	0.530%, 4/4/2017[m]	299,994
1,100,000	0.530%, 4/5/2017[m]	1,099,958
800,000	0.530%, 4/7/2017[m]	799,939
7,000,000	0.700%, 4/17/2017[m]	6,998,124
2,600,000	0.690%, 4/26/2017[m]	2,598,854
300,000	0.770%, 5/3/2017[m]	299,818
5,000,000	0.765%, 5/5/2017[m]	4,996,755
500,000	0.695%, 5/18/2017	499,550
9,100,000	0.770%, 5/31/2017[m]	9,089,298
3,600,000	0.795%, 6/13/2017[m]	3,594,676
3,000,000	0.785%, 6/23/2017[m]	2,994,936
3,600,000	0.840%, 7/19/2017[m]	3,591,655
	Thrivent Core Short-Term Reserve Fund
74,637,160	1.070%	746,371,601
	U.S. Treasury Bills
1,100,000	0.728%, 5/11/2017[n]	1,099,156

	Total Short-Term Investments (cost $784,330,798)	784,334,314

	Total Investments (cost $5,119,807,985) 106.1%	$5,901,072,636

	Other Assets and Liabilities, Net (6.1%)	(337,284,633)

	Total Net Assets 100.0%	$5,563,788,003

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $74,331,455 or 1.3% of total net assets.

g

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Portfolio as of March 31, 2017 was $36,317,130 or 0.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$384,807
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	452,652
Apidos CLO XVIII, 7/22/2026	6/25/2014	374,062
Ares CLO, Ltd., 10/12/2023	5/15/2015	1,018,584
Ares XXXII CLO, Ltd., 11/15/2025	2/3/2017	750,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	385,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	384,807
Betony CLO, Ltd., 4/15/2027	11/17/2016	350,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	385,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	384,611
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	400,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	240,969
Cent CLO 16, LP, 8/1/2024	9/5/2014	370,873
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	400,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	824,386
Contura Energy, Inc., 8/1/2021	3/28/2016	73,898
Digicel, Ltd., 4/15/2021	8/18/2014	1,250,276
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	574,602
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	1,516,972
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	385,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	385,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	228,245
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	1,200,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	400,000
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	721,302
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	349,125
Limerock CLO III, LLC, 10/20/2026	1/30/2017	1,150,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	424,490
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	761,532
Magnetite XII, Ltd., 4/15/2027	11/17/2016	1,200,000
Marlette Funding Trust, 1/17/2023	7/20/2016	413,724
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	1,196,892
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	787,963
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	1,473,312
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	300,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	1,200,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	385,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	1,150,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	382,805
Pretium Mortgage Credit Partners, LLC, 4/29/2031	3/31/2017	875,000
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	3,285,811

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Security	Acquisition Date	Cost
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	$900,000
Shackleton, Ltd., 4/15/2027	12/16/2016	1,200,000
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	966,155
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	278,516
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	1,150,000
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	708,914
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	186,858
Verus Securitization Trust, 1/25/2047	2/16/2017	1,321,922
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	384,422

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of March 31, 2017:

Securities Lending Transactions
Taxable Debt Security	$5,878,721
Common Stock	39,325,522

Total lending	$45,204,243
Gross amount payable upon return of collateral for securities loaned	$46,436,797

Net amounts due to counterparty	$1,232,554

    Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$826,666,843
Gross unrealized depreciation	(45,402,192)

Net unrealized appreciation (depreciation)	$781,264,651

Cost for federal income tax purposes	$5,119,807,985

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,589,285	–	4,589,285	–
Capital Goods	3,275,729	–	3,275,729	–
Communications Services	18,018,552	–	17,706,148	312,404
Consumer Cyclical	5,915,314	–	5,645,980	269,334
Consumer Non-Cyclical	7,389,698	–	7,389,698	–
Energy	2,791,163	–	2,791,163	–
Financials	3,160,111	–	3,160,111	–
Technology	5,543,838	–	5,543,838	–
Transportation	1,169,708	–	1,169,708	–
Utilities	2,079,666	–	2,079,666	–
Common Stock
Consumer Discretionary	308,003,774	303,572,875	4,430,899	–
Consumer Staples	72,926,187	70,647,274	2,278,913	–
Energy	105,873,772	102,764,515	3,109,257	–
Financials	319,255,095	312,201,577	7,053,518	–
Health Care	272,506,045	270,558,014	1,948,031	–
Industrials	259,837,182	254,220,629	5,616,553	–
Information Technology	572,550,612	571,200,031	1,350,581	–
Materials	71,963,242	67,683,637	4,279,599	6
Real Estate	63,207,648	62,032,425	1,175,223	–
Telecommunications Services	10,587,641	9,274,975	1,312,666	–
Utilities	46,597,448	45,652,987	944,461	–
Registered Investment Companies
Affiliated Equity Holdings	1,677,236,369	1,677,236,369	–	–
Affiliated Fixed Income Holdings	302,460,212	302,460,212	–	–
Equity Funds/ETFs	43,191,413	43,191,413	–	–
Fixed Income Funds/ETFs	23,992,132	23,992,132	–	–
Long-Term Fixed Income
Asset-Backed Securities	59,034,031	–	58,649,031	385,000
Basic Materials	8,830,064	–	8,830,064	–
Capital Goods	14,497,601	–	14,497,601	–
Collateralized Mortgage Obligations	28,603,600	–	25,017,468	3,586,132
Commercial Mortgage-Backed Securities	18,508,167	–	18,508,167	–
Communications Services	31,481,683	–	31,481,683	–
Consumer Cyclical	20,705,244	–	20,705,244	–
Consumer Non-Cyclical	30,153,904	–	30,153,904	–
Energy	27,178,367	–	27,178,367	–
Financials	68,681,448	–	68,681,448	–
Foreign Government	3,147,690	–	3,147,690	–
Mortgage-Backed Securities	295,190,197	–	295,190,197	–
Technology	15,072,716	–	15,072,716	–
Transportation	4,264,748	–	4,264,748	–
U.S. Government and Agencies	219,287,314	–	219,287,314	–
Utilities	21,456,718	–	21,456,718	–
Preferred Stock
Consumer Staples	38,324	–	38,324	–
Energy	47,873	–	47,873	–
Short-Term Investments	37,962,713	–	37,962,713	–

Subtotal Investments in Securities	$5,108,264,238	$4,116,689,065	$987,022,297	$4,552,876

Other Investments*	Total
Short-Term Investments	746,371,601
Collateral Held for Securities Loaned	46,436,797

Subtotal Other Investments	$792,808,398

Total Investments at Value	$5,901,072,636

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,022,836	7,022,836	–	–

Total Asset Derivatives	$7,022,836	$7,022,836	$–	$–

Liability Derivatives
Futures Contracts	2,725,642	2,725,642	–	–
Credit Default Swaps	555,243	–	555,243	–

Total Liability Derivatives	$3,280,885	$2,725,642	$555,243	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $35,265,633 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(313)	June 2017	($38,881,912)	($38,988,063)	($106,151)
CBOT 2-Yr. U.S. Treasury Note	36	July 2017	7,787,922	7,792,312	4,390
CBOT 5-Yr. U.S. Treasury Note	876	July 2017	103,172,249	103,128,467	(43,782)
CBOT U.S. Long Bond	290	June 2017	43,523,600	43,744,687	221,087
CME E-mini S&P Mid-Cap 400 Index	(2,497)	June 2017	(427,791,961)	(429,034,540)	(1,242,579)
CME S&P 500 Index	565	June 2017	334,560,032	333,237,000	(1,323,032)
CME Ultra Long Term U.S. Treasury Bond	(13)	June 2017	(2,078,027)	(2,088,125)	(10,098)
ICE mini MSCI EAFE Index	4,133	June 2017	362,150,808	368,250,300	6,099,492
NYBOT NYF mini Russell 2000 Index	943	June 2017	64,576,593	65,274,460	697,867
Total Futures Contracts					$4,297,194

The following table presents Moderately Aggressive Allocation Portfolio’s swaps contracts held as of March 31, 2017. Investments totaling $1,099,156 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 27, 5 Year, at 5.00%; Morgan Stanley & Company	Buy	12/20/2021	$28,462,500	($555,243)	($555,243)
Total Credit Default Swaps				($555,243)	($555,243)

1

As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Small Cap Stock	$103,191,812	$–	$–	5,579,836	$108,064,125	$–
Mid Cap Stock	360,667,132	–	–	18,902,196	373,826,842	–
Partner Worldwide
Allocation	455,187,694	–	–	50,069,595	491,818,609	–
Large Cap Value	366,750,218	–	–	21,779,551	383,341,880	–
Large Cap Stock	299,399,986	–	–	24,752,802	320,184,913	–
High Yield	51,866,545	722,912	–	11,023,389	53,064,388	722,767
Income	153,242,099	1,306,390	–	15,348,610	155,541,283	1,305,960
Limited Maturity Bond	93,074,230	440,973	–	9,535,544	93,854,541	441,199
Cash Management Trust-Collateral Investment	56,510,060	79,333,080	89,406,343	46,436,797	46,436,797	209,587
Core Short-Term Reserve Fund	640,776,883	249,428,000	143,833,282	74,637,160	746,371,601	1,683,150
Total Value and Income Earned	$2,580,666,659				$2,772,504,979	$4,362,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,055,000	5.000%, 2/28/2024[b,c]	$1,052,690
	Chemours Company, Term Loan
810,000	0.000%, 5/12/2022[b,c]	814,050
	Contura Energy, Inc., Term Loan
1,950,000	6.000%, 2/23/2024	1,925,625
	Fortescue Metals Group, Ltd., Term Loan
433,455	3.750%, 6/30/2019	435,692
	Ineos Finance, LLC, Term Loan
3,575,000	0.000%, 3/31/2022[b,c]	3,592,231
	Tronox Pigments BV, Term Loan
2,961,831	4.647%, 3/19/2020	2,977,884

	Total	10,798,172

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
1,246,528	3.698%, 11/10/2023	1,253,022
	Berry Plastics Corporation, Term Loan
2,050,000	3.524%, 1/19/2024	2,062,239
	Cortes NP Intermediate Holding II Corporation, Term Loan
3,655,000	5.030%, 11/30/2023	3,689,284
	Sterigenics-Nordion Holdings, LLC, Term Loan
2,500,000	0.000%, 5/15/2022[b,c]	2,500,000

	Total	9,504,545

Communications Services (0.5%)
	Altice US Finance I Corporation, Term Loan
1,970,840	3.982%, 1/15/2025	1,967,155
	Beasley Broadcast Group, Inc., Term Loan
983,774	7.000%, 11/1/2023	996,071
	Cengage Learning Acquisitions, Term Loan
1,627,700	5.250%, 6/7/2023	1,548,854
	Charter Communications Operating, LLC, Term Loan
1,117,098	2.990%, 7/1/2020	1,119,578
1,107,124	2.990%, 1/3/2021	1,109,339
	FairPoint Communications, Inc., Term Loan
2,860,060	7.500%, 2/14/2019	2,871,500
	Hargray Communications Group, Inc., Term Loan
2,825,877	4.897%, 6/26/2019	2,836,473
	Hargray Merger Subsidiary Corporation, Term Loan
780,000	0.000%, 6/24/2024[b,c]	781,217
	Intelsat Jackson Holdings SA, Term Loan
919,236	3.887%, 6/30/2019	899,068
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
4,380,000	4.523%, 1/7/2022	4,359,940
1,000,000	7.773%, 7/7/2023	972,500
	LTS Buyer, LLC, Term Loan
2,938,087	4.397%, 4/13/2020	2,949,104
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,803,813	5.000%, 5/4/2022	2,769,550

Principal Amount	Bank Loans (1.7%)[a]	Value
Communications Services (0.5%) - continued
	Mediacom Illinois, LLC, Term Loan
$980,000	3.200%, 2/15/2024	$984,087
	NEP Broadcasting, LLC, Term Loan
242,857	10.000%, 7/22/2020	244,982
	NEP/NCP Holdco, Inc., Term Loan
3,833,133	4.250%, 1/22/2020	3,831,523
	SFR Group SA, Term Loan
885,000	0.000%, 3/22/2025[b,c]	881,407
	Sprint Communications, Inc., Term Loan
4,045,000	3.500%, 2/2/2024	4,042,128
	Syniverse Holdings, Inc., Term Loan
2,431,054	4.147%, 4/23/2019	2,228,207
	TNS, Inc., Term Loan
2,365,340	5.000%, 2/14/2020	2,380,124
	Univision Communications, Inc., Term Loan
3,429,631	3.750%, 3/15/2024	3,406,755
	Virgin Media Bristol, LLC, Term Loan
2,025,000	3.662%, 1/31/2025	2,029,435
	WideOpenWest Finance, LLC, Term Loan
2,412,875	4.554%, 8/18/2023	2,423,588
	Zayo Group, LLC, Term Loan
900,875	3.500%, 1/13/2024[b,c]	904,001
1,874,125	3.500%, 1/19/2024	1,880,628

	Total	50,417,214

Consumer Cyclical (0.2%)
	Amaya Holdings BV, Term Loan
5,126,185	4.647%, 8/1/2021	5,134,745
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,754,092	3.700%, 8/13/2021	1,759,021
	Ceridian HCM Holding, Inc., Term Loan
1,631,036	4.540%, 9/15/2020	1,616,764
	Four Seasons Holdings, Inc., Term Loan
1,501,238	4.147%, 11/30/2023	1,516,250
	Golden Nugget, Inc., Term Loan
1,087,222	4.540%, 11/21/2019	1,101,498
	Golden Nugget, Inc., Term Loan Delayed Draw
465,952	4.500%, 11/21/2019	472,071
	IMG Worldwide, Inc., Term Loan
986,667	8.290%, 5/6/2022	996,533
	Mohegan Tribal Gaming Authority, Term Loan
1,970,062	5.500%, 10/13/2023	1,972,111
	Scientific Games International, Inc., Term Loan
4,715,000	4.846%, 10/1/2021	4,773,183

	Total	19,342,176

Consumer Non-Cyclical (0.2%)
	Albertson’s, LLC, Term Loan
1,143,299	4.401%, 12/21/2022	1,150,091
2,073,638	4.302%, 6/22/2023	2,084,006
	Berry Plastics Corporation, Term Loan
1,580,000	3.108%, 2/8/2020	1,588,643
575,000	3.108%, 1/6/2021	577,587
	JBS USA LUX SA, Term Loan
3,420,000	3.289%, 10/30/2022	3,430,705

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Consumer Non-Cyclical (0.2%) - continued
	Ortho-Clinical Diagnostics, Inc., Term Loan
$4,051,936	4.750%, 6/30/2021	$4,026,611
	PetSmart, Inc., Term Loan
945,190	4.020%, 3/11/2022	901,475
	Sterigenics-Nordion Holdings, LLC, Term Loan
901,275	4.397%, 5/15/2022	901,275
	Valeant Pharmaceuticals International, Inc., Term Loan
5,832,657	5.570%, 4/1/2022	5,845,547

	Total	20,505,940

Energy (0.1%)
	Energy Solutions, LLC, Term Loan
2,066,894	6.750%, 5/29/2020	2,086,695
	Expro Holdings UK 2, Ltd., Term Loan
2,520,190	5.750%, 9/2/2021	1,977,290
	Fieldwood Energy, LLC, Term Loan
2,052,773	3.875%, 10/1/2018	1,960,399
	Houston Fuel Oil Terminal, LLC, Term Loan
2,994,978	4.400%, 8/19/2021	2,980,003
	McJunkin Red Man Corporation, Term Loan
1,134,279	5.000%, 11/8/2019	1,139,950
	MEG Energy Corporation, Term Loan
1,090,000	4.540%, 12/31/2023	1,089,390
	Pacific Drilling SA, Term Loan
2,334,062	4.625%, 6/3/2018	1,064,916
	Western Refining, Inc., Term Loan
1,046,925	5.500%, 6/23/2023	1,046,925

	Total	13,345,568

Financials (0.1%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
1,575,000	0.000%, 7/20/2020[b,c]	1,595,349
	DJO Finance, LLC, Term Loan
1,433,175	4.250%, 6/7/2020	1,384,504
	MoneyGram International, Inc., Term Loan
2,976,075	4.397%, 3/27/2020	2,972,355
	Sable International Finance, Ltd., Term Loan
2,285,000	5.732%, 12/30/2022	2,301,178
	TransUnion, LLC, Term Loan
1,336,560	3.482%, 4/9/2023	1,344,085

	Total	9,597,471

Technology (0.2%)
	Accudyne Industries, LLC, Term Loan
1,529,557	4.147%, 12/13/2019	1,432,690
	First Data Corporation, Term Loan
2,460,325	3.984%, 3/24/2021	2,478,335
1,890,629	3.984%, 7/8/2022	1,904,411
	Harland Clarke Holdings Corporation, Term Loan
1,259,390	7.147%, 12/31/2021	1,269,465
1,347,020	6.647%, 2/9/2022	1,355,439
	Micron Technologies, Inc., Term Loan
719,562	4.740%, 4/26/2022	722,038
	ON Semiconductor Corporation, Term Loan
568,768	0.000%, 3/31/2023[b,c]	571,020

Principal Amount	Bank Loans (1.7%)[a]	Value
Technology (0.2%) - continued
	Rackspace Hosting, LLC, Term Loan
$2,029,913	4.535%, 11/3/2023	$2,042,315
	Western Digital Corporation, Term Loan
3,192,000	3.732%, 4/29/2023	3,207,513
	Xerox Business Services, LLC, Term Loan
1,905,225	6.334%, 12/7/2023	1,924,754

	Total	16,907,980

Transportation (0.1%)
	OSG Bulk Ships, Inc., Term Loan
3,154,328	5.290%, 8/5/2019	3,122,784
	XPO Logistics, Inc., Term Loan
1,705,000	3.108%, 11/1/2021	1,708,990

	Total	4,831,774

Utilities (0.1%)
	Calpine Corporation, Term Loan
2,984,810	3.900%, 1/15/2024	2,996,003
	Intergen NV, Term Loan
1,139,865	5.650%, 6/12/2020	1,132,741
	Talen Energy Supply, LLC, Term Loan
1,148,556	6.060%, 12/6/2023[b,c]	1,155,735
	Vistra Operations Company, LLC, Term Loan
1,995,000	4.193%, 12/14/2023	1,996,496

	Total	7,280,975

	Total Bank Loans (cost $163,954,808)	162,531,815

Shares	Common Stock (32.5%)	Value
Consumer Discretionary (4.6%)
74,172	Aaron’s, Inc.	2,205,875
55,720	Abercrombie & Fitch Company	664,740
73,982	Amazon.com, Inc.[d]	65,588,002
170,200	American Axle & Manufacturing Holdings, Inc.[d]	3,196,356
34,204	American Public Education, Inc.[d]	783,272
142,410	Aramark	5,250,657
18,670	Armstrong Flooring, Inc.[d]	343,901
15,864	Aryzta AGd	509,376
22,180	Ascent Capital Group, Inc.[d]	313,403
12,000	Bandai Namco Holdings, Inc.	359,708
63,879	Barnes & Noble, Inc.	590,881
75,890	Beazer Homes USA, Inc.[d]	920,546
5,039	Bellway plc	170,735
16,918	Berkeley Group Holdings plc	680,263
34,760	Big 5 Sporting Goods Corporation[e]	524,876
31,490	Bloomin’ Brands, Inc.	621,298
65,850	BorgWarner, Inc.	2,751,871
24,390	Boyd Gaming Corporation[d]	536,824
27,600	Bridgestone Corporation	1,120,371
26,460	Bright Horizons Family Solutions, Inc.[d]	1,918,085
75,855	Brunswick Corporation	4,642,326
8,251	Bunzl plc	239,819
40,246	Burlington Stores, Inc.[d]	3,915,533
40,530	Caleres, Inc.	1,070,803
62,060	Callaway Golf Company	687,004
81,240	Carter’s, Inc.	7,295,352
9,936	Cedar Fair, LP	673,760
45,110	Cheesecake Factory, Inc.	2,858,170
3,670	Chipotle Mexican Grill, Inc.[d]	1,635,058

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (32.5%)	Value
Consumer Discretionary (4.6%) - continued
12,940	Chuy’s Holdings, Inc.[d]	$385,612
1,426	Cie Generale des Etablissements Michelin	173,285
11,300	Citizen Watch Company, Ltd.	72,459
21,840	ClubCorp Holdings, Inc.	350,532
1,112,208	Comcast Corporation	41,807,899
60,500	ComfortDelGro Corporation, Ltd	110,743
89,758	Core-Mark Holding Company, Inc.	2,799,552
53,440	CSS Industries, Inc.	1,385,165
63,013	Culp, Inc.	1,966,006
13,890	D.R. Horton, Inc.	462,676
93,980	Dana, Inc.	1,814,754
122,018	Delphi Automotive plc	9,821,229
23,600	Denso Corporation	1,041,282
14,032	Discovery Communications, Inc., Class Ad	408,191
11,100	Discovery Communications, Inc., Class Cd	314,241
72,590	DISH Network Corporation[d]	4,608,739
13,930	Dollar General Corporation	971,339
108,463	Dollar Tree, Inc.[d]	8,510,007
9,630	Domino’s Pizza, Inc.	1,774,809
79,070	DSW, Inc.	1,635,168
138,696	Duluth Holdings, Inc.[d,e]	2,952,838
24,110	Etsy, Inc.[d]	256,289
36,338	Eutelsat Communications	809,887
26,747	Expedia, Inc.	3,374,669
44,460	Express, Inc.[d]	405,031
45,620	Finish Line, Inc.	649,173
24,500	Fuji Heavy Industries, Ltd.	898,618
41,515	G-III Apparel Group, Ltd.[d]	908,763
214,340	GNC Holdings, Inc.[e]	1,577,542
65,600	Habit Restaurants, Inc.[d,e]	1,161,120
294,388	Harley-Davidson, Inc.	17,810,474
72,601	Haverty Furniture Companies, Inc.	1,767,834
159,590	Home Depot, Inc.	23,432,600
55,000	Honda Motor Company, Ltd.	1,660,397
51,870	Houghton Mifflin Harcourt Company[d]	526,481
4,010	Hyatt Hotels Corporation[d]	216,460
34,500	Inchcape plc	363,732
2,525	Ipsos SA	78,386
2,040	Jack in the Box, Inc.	207,509
3,860	John Wiley and Sons, Inc.	207,668
39,249	Kate Spade & Company[d]	911,754
36,540	La-Z-Boy, Inc.	986,580
62,900	Lennar Corporation	3,219,851
282,000	Li & Fung, Ltd.	122,343
142,950	Liberty Interactive Corporation[d]	2,861,859
20,171	Lithia Motors, Inc.	1,727,646
92,580	LKQ Corporation[d]	2,709,817
154,400	Lowe’s Companies, Inc.	12,693,224
1,564	LVMH Moet Hennessy Louis Vuitton SE	343,756
78,250	M.D.C. Holdings, Inc.	2,351,412
15,270	M/I Homes, Inc.[d]	374,115
30,091	Marks and Spencer Group plc	127,100
207,110	Modine Manufacturing Company[d]	2,526,742
54,510	Nautilus, Inc.[d]	994,808
41,362	New Media Investment Group, Inc.	587,754
150,380	Newell Brands, Inc.	7,093,425
63,880	News Corporation, Class A	830,440
20,860	News Corporation, Class B	281,610
2,664	Nexity SA	130,972
4,485	Next plc	242,624
9,100	Nikon Corporation	132,240

Shares	Common Stock (32.5%)	Value
Consumer Discretionary (4.6%) - continued
114,310	Norwegian Cruise Line Holdings, Ltd.[d]	$5,798,946
103,637	Nutrisystem, Inc.	5,751,854
6,341	O’Reilly Automotive, Inc.[d]	1,711,055
62,041	Oxford Industries, Inc.	3,552,468
33,370	Papa John’s International, Inc.	2,670,935
213,240	Pinnacle Entertainment, Inc.[d]	4,162,445
34,370	Polaris Industries, Inc.[e]	2,880,206
8,140	Priceline Group, Inc.[d]	14,488,956
1,234	Publicis Groupe SA	86,158
41,268	PVH Corporation	4,270,000
14,660	Ralph Lauren Corporation	1,196,549
44,690	Retailmenot, Inc.[d]	361,989
15,225	RHd,e	704,309
122,328	Ross Stores, Inc.	8,057,745
1,300	RTL Group SA	104,598
54,340	Ruth’s Hospitality Group, Inc.	1,089,517
26,160	Sally Beauty Holdings, Inc.[d]	534,710
127,904	Scripps Networks Interactive, Inc.	10,023,836
10,780	Select Comfort Corporation[d]	267,236
8,182	SES SA	190,224
21,740	Signet Jewelers, Ltd.	1,505,930
28,200	Singapore Press Holdings, Ltd.	71,562
40,860	Six Flags Entertainment Corporation	2,430,761
12,330	Snap-On, Inc.	2,079,701
62,791	Sonic Corporation[e]	1,592,380
6,700	Standard Motor Products, Inc.	329,238
91,484	Stein Mart, Inc.	275,367
16,870	Steven Madden, Ltd.[d]	650,339
23,800	Sumitomo Forestry Company, Ltd.	362,759
20,100	Sumitomo Rubber Industries, Ltd.	342,948
1,200	Swatch Group AG	83,564
33,670	Tempur Sealy International, Inc.[d,e]	1,564,308
16,945	Tenneco, Inc.	1,057,707
46,520	Tilly’s, Inc.	419,610
147,583	Time, Inc.	2,855,731
74,280	TJX Companies, Inc.	5,874,062
182,284	Toll Brothers, Inc.[d]	6,582,275
117,593	Tower International, Inc.	3,186,770
4,900	Toyoda Gosei Company, Ltd.	124,975
89,433	Tribune Media Company	3,333,168
108,977	Tuesday Morning Corporation[d]	408,664
45,384	Tupperware Brands Corporation	2,846,484
7,400	TV Asahi Holdings Corporation	140,215
6,962	Ulta Salon Cosmetics & Fragrance, Inc.[d]	1,985,771
15,409	Vail Resorts, Inc.	2,956,987
67,760	Vera Bradley, Inc.[d]	630,846
31,762	VF Corporation	1,745,957
2,920	Visteon Corporation[d]	286,014
9,800	Vitamin Shoppe, Inc.[d]	197,470
212,640	Walt Disney Company	24,111,250
19,800	Whirlpool Corporation	3,392,334
78,120	Wingstop, Inc.[e]	2,209,234
17,881	Wolters Kluwer NV	742,106
8,270	Wyndham Worldwide Corporation	697,078
8,500	Yokohama Rubber Company, Ltd.	166,590
31,680	Yum China Holding, Inc.[d]	861,696
30,040	Yum! Brands, Inc.	1,919,556
90,422	Zoe’s Kitchen, Inc.[d,e]	1,672,807

	Total	442,596,046

Consumer Staples (1.2%)
109,264	AdvancePierre Foods Holdings, Inc.	3,405,759
13,200	Axfood AB	198,222
57,811	Blue Buffalo Pet Products, Inc.[d]	1,329,653

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (32.5%)	Value
Consumer Staples (1.2%) - continued
10,390	Clorox Company	$1,400,884
68,942	Coca-Cola Amatil, Ltd.	569,983
184,510	Coca-Cola Company	7,830,604
18,430	Coca-Cola HBC AG	475,790
90,560	Cott Corporation	1,119,322
252,390	CVS Health Corporation	19,812,615
5,370	Dr Pepper Snapple Group, Inc.	525,830
7,509	e.l.f. Beauty, Inc.[d,e]	216,259
4,502	Ebro Foods SA	90,966
43,640	Estee Lauder Companies, Inc.	3,700,236
17,670	Flowers Foods, Inc.	342,975
82,290	Hain Celestial Group, Inc.[d]	3,061,188
2,569	Henkel AG & Company KGaA	285,694
33,229	Imperial Brands plc	1,610,396
32,470	Ingredion, Inc.	3,910,362
2,581	J & J Snack Foods Corporation	349,880
22,460	Kellogg Company	1,630,821
1,900	Kesko Oyj	90,582
10,600	Kewpie Corporation	301,358
31,930	Kimberly-Clark Corporation	4,202,946
6,300	Kirin Holdings Company, Ltd.	119,173
71,545	Koninklijke Ahold Delhaize NV	1,528,909
22,650	Lamb Weston Holdings, Inc.	952,659
1,900	Lancaster Colony Corporation	244,796
15	Lindt & Spruengli AG	84,995
60,670	MGP Ingredients, Inc.[e]	3,290,134
8,873	Molson Coors Brewing Company	849,235
96,840	Monster Beverage Corporation[d]	4,471,103
3,143	Nestle SA	241,231
42,310	PepsiCo, Inc.	4,732,797
180,150	Pinnacle Foods, Inc.	10,425,280
3,300	Seven & I Holdings Company, Ltd.	129,636
95,303	SpartanNash Company	3,334,652
15,600	Sprouts Farmers Markets, Inc.[d]	360,672
5,700	Suedzucker AG	142,847
142,700	SUPERVALU, Inc.[d]	550,822
22,650	Tate & Lyle plc	217,046
37	Unilever NV	1,838
201,630	Walgreens Boots Alliance, Inc.	16,745,371
89,101	Wal-Mart Stores, Inc.	6,422,400

	Total	111,307,921

Energy (1.9%)
76,300	Anadarko Petroleum Corporation	4,730,600
10,640	Arch Coal, Inc.[d,e]	733,522
251,742	Archrock, Inc.	3,121,601
177,589	Atwood Oceanics, Inc.[d,e]	1,692,423
76,820	Baker Hughes, Inc.	4,595,372
527,985	BP plc[e]	3,039,137
60,289	Bristow Group, Inc.	916,996
33,093	Callon Petroleum Company[d]	435,504
152,820	Chevron Corporation	16,408,283
14,230	Cimarex Energy Company	1,700,343
370,950	Clean Energy Fuels Corporation[d]	945,923
53,862	Concho Resources, Inc.[d]	6,912,649
43,450	Continental Resources, Inc.[d]	1,973,499
34,039	Contura Energy, Inc.[d]	2,260,190
11,540	Crescent Point Energy Corporation	124,698
89,510	Delek US Holdings, Inc.	2,172,408
144,290	Devon Energy Corporation	6,019,779
30,510	Diamond Offshore Drilling, Inc.[d,e]	509,822
18,630	Dril-Quip, Inc.[d]	1,016,267
156,680	Ensco plc	1,402,286
69,281	EQT Corporation	4,233,069
128,440	Exxon Mobil Corporation	10,533,364
62,840	Frank’s International NV	664,219

Shares	Common Stock (32.5%)	Value
Energy (1.9%) - continued
86,730	Frontline, Ltd.	$584,560
52,120	Green Plains, Inc.[e]	1,289,970
213,490	Halliburton Company	10,505,843
61,178	Helix Energy Solutions Group, Inc.[d]	475,353
104,257	HollyFrontier Corporation	2,954,643
80,900	Hornbeck Offshore Services, Inc.[d,e]	358,387
58,952	John Wood Group plc	563,173
704,671	Marathon Oil Corporation	11,133,802
23,520	Murphy Oil Corporation	672,437
476,810	Nabors Industries, Ltd.	6,231,907
122,610	Noble Corporation	758,956
9,620	Noble Energy, Inc.	330,351
116,840	Oasis Petroleum, Inc.[d]	1,666,138
55,840	Oceaneering International, Inc.	1,512,147
128,431	Oil States International, Inc.[d]	4,257,488
21,058	OMV AG	829,883
74,600	Par Pacific Holdings, Inc.[d,e]	1,230,154
129,218	Parsley Energy, Inc.[d]	4,200,877
172,295	Patterson-UTI Energy, Inc.	4,181,600
101,540	PBF Energy, Inc.[e]	2,251,142
63,242	Petrofac, Ltd.	730,528
9,290	Phillips 66	735,954
198,592	Pioneer Energy Services Corporation[d]	794,368
47,580	Pioneer Natural Resources Company	8,860,823
14,570	QEP Resources, Inc.[d]	185,185
55,440	Range Resources Corporation	1,613,304
272,670	Rowan Companies plc[d]	4,248,199
17,099	Royal Dutch Shell plc	450,191
5,371	Royal Dutch Shell plc, Class A	141,570
41,236	Royal Dutch Shell plc, Class B	1,133,551
34,130	RPC, Inc.[e]	624,920
25,200	SemGroup Corporation	907,200
44,871	Snam SPA	193,930
10,885	Statoil ASA	187,097
67,970	Teekay Corporation[e]	621,925
376,582	Teekay Tankers, Ltd.	771,993
91,845	Tesco Corporation[d]	739,352
61,680	Tesoro Corporation	4,999,781
311,790	TETRA Technologies, Inc.[d]	1,268,985
17,513	Total SAc	885,520
73,404	U.S. Silica Holdings, Inc.	3,522,658
21,010	Valero Energy Corporation	1,392,753
904,020	Weatherford International plc[d]	6,011,733
22,000	Westmoreland Coal Company[d]	319,440
322,795	WPX Energy, Inc.[d]	4,322,225

	Total	177,793,950

Financials (5.3%)
50,251	Affiliated Managers Group, Inc.	8,238,149
6,900	Aflac, Inc.	499,698
88,420	AG Mortgage Investment Trust, Inc.	1,595,981
2,990	Alleghany Corporation[d]	1,837,833
20,490	Allied World Assurance Company Holdings AG	1,088,019
39,460	Altisource Residential Corporation	601,765
17,570	Ambac Financial Group, Inc.[d]	331,370
73,430	American International Group, Inc.	4,584,235
63,221	Ameris Bancorp	2,914,488
14,220	AMERISAFE, Inc.	922,878
13,050	Apollo Commercial Real Estate Finance, Inc.	245,470
11,292	Argo Group International Holdings, Ltd.	765,598
86,790	Aspen Insurance Holdings, Ltd.	4,517,419
27,070	Associated Banc-Corp	660,508
195,700	Assured Guaranty, Ltd.	7,262,427

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (32.5%)	Value
Financials (5.3%) - continued
12,012	ASX, Ltd.	$463,246
38,910	Australia & New Zealand Banking Group, Ltd.	944,761
91,390	BancorpSouth, Inc.	2,764,547
63,860	Bank Mutual Corporation	600,284
1,759,560	Bank of America Corporation	41,508,020
147	Bank of East Asia, Ltd.	608
21,543	Bank of Nova Scotia	1,260,327
47,585	Bank of the Ozarks, Inc.	2,474,896
34,220	BankFinancial Corporation	496,874
161,299	Bankia, SA	183,607
7,220	Banner Corporation	401,721
52,080	Barclays plc	147,010
98,130	BB&T Corporation	4,386,411
94,190	Beneficial Bancorp, Inc.	1,507,040
178,330	Blackstone Group, LP	5,296,401
228,350	Boston Private Financial Holdings, Inc.	3,744,940
103,730	Brookline Bancorp, Inc.	1,623,374
4,254	Canadian Imperial Bank of Commerce[e]	366,813
57,780	Capital One Financial Corporation	5,007,215
52,750	Central Pacific Financial Corporation	1,610,985
32,573	Chemical Financial Corporation	1,666,109
15,000	Chiba Bank, Ltd.	96,520
41,310	Chubb, Ltd.	5,628,487
9,404	CI Financial Corporation	186,899
488,230	Citigroup, Inc.	29,205,919
17,850	Citizens Financial Group, Inc.	616,717
41,200	Clifton Bancorp, Inc.	667,028
35,808	CNP Assurances	728,174
222,512	CoBiz Financial, Inc.	3,738,202
70,693	Columbia Banking System, Inc.	2,756,320
172,700	Comerica, Inc.	11,843,766
12,238	Danske Bank AS	417,266
99,789	Direct Line Insurance Group plc	434,165
25,370	Donnelley Financial Solutions, Inc.[d]	489,387
287,260	E*TRADE Financial Corporation[d]	10,022,501
152,665	East West Bancorp, Inc.	7,879,041
77,440	Eaton Vance Corporation	3,481,702
80,408	Employers Holdings, Inc.	3,051,484
45,570	Enova International, Inc.[d]	676,714
11,000	Erste Group Bank AG	358,182
34,207	Essent Group, Ltd.[d]	1,237,267
3,820	Evercore Partners, Inc.	297,578
43,810	F.N.B. Corporation	651,455
422,011	Fifth Third Bancorp	10,719,079
22,820	First American Financial Corporation	896,370
198,980	First Commonwealth Financial Corporation	2,638,475
50,110	First Financial Bancorp	1,375,519
21,810	First Financial Corporation	1,035,975
28,540	First Merchants Corporation	1,122,193
266,780	First Midwest Bancorp, Inc.	6,317,350
149,185	First Republic Bank	13,995,045
123,434	FlexiGroup, Ltd.	217,832
162,000	Fukuoka Financial Group, Inc.	703,685
20,950	Fulton Financial Corporation	373,957
7,871	Genworth MI Canada, Inc.	217,631
60,948	Glacier Bancorp, Inc.	2,067,966
119,740	Goldman Sachs Group, Inc.	27,506,673
124,290	Great Western Bancorp, Inc.	5,271,139
137,090	Green Bancorp, Inc.[d]	2,440,202
16,570	Greenhill & Company, Inc.	485,501
36,761	Hamilton Lane, Inc.[d]	686,328
122,785	Hanmi Financial Corporation	3,775,639

Shares	Common Stock (32.5%)	Value
Financials (5.3%) - continued
40,640	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$820,928
7,506	Hannover Rueckversicherung SE	864,932
90,145	Hanover Insurance Group, Inc.	8,118,459
113,800	Henderson Group plc	332,251
78,400	Heritage Commerce Corporation	1,105,440
15,210	Heritage Financial Corporation	376,448
139,936	Home BancShares, Inc.	3,788,068
18,260	HomeStreet, Inc.[d]	510,367
25,070	Hometrust Bancshares, Inc.[d]	589,145
179,745	Hope Bancorp, Inc.	3,445,712
29,807	Horace Mann Educators Corporation	1,223,577
65,120	Houlihan Lokey, Inc.	2,243,384
214,961	HSBC Holdings plc	1,753,401
545,990	Huntington Bancshares, Inc.	7,310,806
24,640	Independent Bank Corporation	510,048
15,273	Infinity Property & Casualty Corporation	1,458,571
13,260	ING Groep NV	200,283
4,682	Intact Financial Corporation	332,988
194,095	Intercontinental Exchange, Inc.	11,620,468
39,930	Invesco Mortgage Capital, Inc.	615,721
200,790	Invesco, Ltd.	6,150,198
65,713	Investors Bancorp, Inc.	944,953
531,350	KeyCorp	9,447,403
36,595	Kinsale Capital Group, Inc.	1,172,504
50,210	Lazard, Ltd.	2,309,158
19,410	M&T Bank Corporation	3,003,309
4,961	Macquarie Group, Ltd.	341,797
227,545	Mapfre SA	779,367
7,980	MarketAxess Holdings, Inc.	1,496,170
37,620	Meta Financial Group, Inc.	3,329,370
222,070	MetLife, Inc.	11,729,737
166,890	MGIC Investment Corporation[d]	1,690,596
24,700	Mitsubishi UFJ Financial Group, Inc.	155,589
294,000	Mizuho Financial Group, Inc.	539,660
4,200	MS and AD Insurance Group Holdings, Inc.	134,151
165,600	MTGE Investment Corporation	2,773,800
862	Muenchener Rueckversicherungs- Gesellschaft AG	168,739
70,200	National Bank Holdings Corporation	2,281,500
20,990	National Bank of Canada	881,364
65,240	National General Holdings Corporation	1,550,102
7,600	Navigators Group, Inc.	412,680
265,120	New Residential Investment Corporation	4,501,738
45,220	NMI Holdings, Inc.[d]	515,508
32,470	Nordea Bank AB	370,445
32,710	Opus Bank	659,106
33,853	PacWest Bancorp	1,803,011
4,541	Pargesa Holding SA	320,957
25,400	PennyMac Financial Services, Inc.[d]	433,070
12,070	Peoples Bancorp, Inc.	382,136
42,848	Poste Italiane SPA[f]	285,404
13,963	Power Corporation of Canada	328,010
27,740	Preferred Apartment Communities, Inc.	366,445
20,390	Primerica, Inc.	1,676,058
3,840	Principal Financial Group, Inc.	242,342
14,500	Progressive Corporation	568,110
70,890	Provident Financial Services, Inc.	1,832,506
145,077	Raymond James Financial, Inc.	11,063,572
32,204	Renasant Corporation	1,278,177
50,600	Resona Holdings, Inc.	272,019

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (32.5%)	Value
Financials (5.3%) - continued
6,247	Safety Insurance Group, Inc.	$437,915
67,813	Sandy Spring Bancorp, Inc.	2,779,655
32,700	Seacoast Banking Corporation of Florida[d]	784,146
13,370	Selective Insurance Group, Inc.	630,395
53,800	Senshu Ikeda Holdings, Inc.	222,550
71,335	Simmons First National Corporation	3,934,125
559,880	SLM Corporation[d]	6,774,548
8,696	Societe Generale	440,587
9,850	Starwood Property Trust, Inc.	222,413
27,411	State Auto Financial Corporation	752,432
76,140	State Street Corporation	6,061,505
17,210	Stewart Information Services Corporation	760,338
93,666	Stifel Financial Corporation[d]	4,701,097
15,900	Sumitomo Mitsui Trust Holdings, Inc.	550,965
71,747	SVB Financial Group	13,351,399
12,600	Swiss Re AG	1,131,683
296,490	Synchrony Financial	10,169,607
86,900	Synovus Financial Corporation	3,564,638
23,900	T&D Holdings, Inc.	346,422
236,390	TCF Financial Corporation	4,023,358
130,974	TD Ameritrade Holding Corporation	5,089,650
18,780	Territorial Bancorp, Inc.	585,373
2,844	TMX Group, Ltd.	144,162
44,520	TriCo Bancshares	1,581,796
8,250	Triumph Bancorp, Inc.[d]	212,850
215,620	TrustCo Bank Corporation	1,692,617
13,590	Trustmark Corporation	432,026
74,930	Two Harbors Investment Corporation	718,579
60,700	Umpqua Holdings Corporation	1,076,818
8,710	Union Bankshares Corporation	306,418
57,863	UnipolSai Assicurazioni SPA	127,815
74,840	United Community Banks, Inc.	2,072,320
129,200	United Financial Bancorp, Inc.	2,197,692
8,260	United Fire Group, Inc.	353,280
11,680	Unum Group	547,675
27,020	Voya Financial, Inc.	1,025,679
14,120	Western Alliance Bancorp[d]	693,151
152,266	Western Asset Mortgage Capital Corporation	1,487,639
31,896	Westpac Banking Corporation	852,655
25,109	WSFS Financial Corporation	1,153,759
465,046	Zions Bancorporation	19,531,932
718	Zurich Insurance Group AG	191,606

	Total	507,959,388

Health Care (4.1%)
25,490	Abbott Laboratories	1,132,011
31,816	ABIOMED, Inc.[d]	3,983,363
62,512	Acadia Healthcare Company, Inc.[d,e]	2,725,523
14,470	Acceleron Pharma, Inc.[d]	383,021
28,360	Aceto Corporation	448,372
29,940	Aerie Pharmaceuticals, Inc.[d]	1,357,779
20,860	Aetna, Inc.	2,660,693
114,780	Akorn, Inc.[d,e]	2,763,902
110,761	Alexion Pharmaceuticals, Inc.[d]	13,428,664
18,621	Align Technology, Inc.[d]	2,136,015
73,648	Allergan plc	17,595,980
24,890	Allscripts Healthcare Solutions, Inc.[d]	315,605
43,080	AMAG Pharmaceuticals, Inc.[d,e]	971,454
7,920	Amgen, Inc.	1,299,434
17,565	Analogic Corporation	1,333,183
5,508	Ansell, Ltd.	101,270
5,200	Astellas Pharmaceutical, Inc.	68,582
174,100	Asterias Biotherapeutics, Inc.[d,e]	591,940

Shares	Common Stock (32.5%)	Value
Health Care (4.1%) - continued
4,539	Atrion Corporation	$2,125,160
37,120	Biogen, Inc.[d]	10,149,350
49,256	BioMarin Pharmaceutical, Inc.[d]	4,323,692
294,500	Bristol-Myers Squibb Company	16,014,910
36,860	Bruker Corporation	859,944
24,241	C.R. Bard, Inc.	6,024,858
19,439	CAE, Inc.	297,026
18,440	Cardinal Health, Inc.	1,503,782
71,851	Cardiovascular Systems, Inc.[d]	2,031,587
148,290	Catalent, Inc.[d]	4,199,573
165,570	Celgene Corporation[d]	20,601,875
8,590	Centene Corporation[d]	612,123
48,310	Charles River Laboratories International, Inc.[d]	4,345,485
13,490	Chemed Corporation	2,464,488
49,287	ChemoCentryx, Inc.[d]	358,809
96,670	CIGNA Corporation	14,161,188
15,680	Coherus Biosciences, Inc.[d]	331,632
322,310	Community Health Systems, Inc.[d]	2,858,890
19,240	CONMED Corporation	854,448
3,380	Cooper Companies, Inc.	675,628
24,310	Cross Country Healthcare, Inc.[d]	349,092
75,470	Dentsply Sirona, Inc.	4,712,347
48,070	Dexcom, Inc.[d]	4,072,971
120,380	Diplomat Pharmacy, Inc.[d,e]	1,920,061
21,467	Editas Medicine, Inc.[d,e]	479,143
75,955	Edwards Lifesciences Corporation[d]	7,145,087
34,580	Endo International plc[d]	385,913
46,226	Ensign Group, Inc.	869,049
20,770	Envision Healthcare Corporation[d]	1,273,616
103,950	Express Scripts Holding Company[d]	6,851,344
87,420	GenMark Diagnostics, Inc.[d]	1,120,724
299,951	Gilead Sciences, Inc.	20,372,672
3,522	GlaxoSmithKline plc	73,233
120,200	GlaxoSmithKline plc ADR	5,067,632
12,790	Global Blood Therapeutics, Inc.[d]	471,312
48,990	Haemonetics Corporation[d]	1,987,524
25,849	HealthEquity, Inc.[d]	1,097,290
7,505	Heska Corporation[d]	787,875
45,170	Hill-Rom Holdings, Inc.	3,189,002
189,470	Hologic, Inc.[d]	8,061,948
1,930	ICU Medical, Inc.[d]	294,711
88,410	Impax Laboratories, Inc.[d]	1,118,387
41,993	Inogen, Inc.[d]	3,256,977
42,400	Insys Therapeutics, Inc.[d,e]	445,624
82,539	Intersect ENT, Inc.[d]	1,415,544
13,540	Intra-Cellular Therapies, Inc.[d]	220,025
46,766	Ironwood Pharmaceuticals, Inc.[d]	797,828
99,330	Johnson & Johnson	12,371,551
21,510	K2M Group Holdings, Inc.[d]	441,170
59,450	Kindred Healthcare, Inc.	496,408
3,200	KYORIN Holdings, Inc.	67,705
30,230	Lannett Company, Inc.[d,e]	675,641
980	Lonza Group AG	185,241
33,990	Magellan Health Services, Inc.[d]	2,347,010
2,430	McKesson Corporation	360,272
271,624	Medtronic plc	21,882,029
291,600	Merck & Company, Inc.	18,528,264
5,700	Merck KGaA	649,535
10,523	Mettler-Toledo International, Inc.[d]	5,039,570
85,862	Mylan NVd	3,347,759
34,418	National Healthcare Corporation	2,454,003
36,526	Neurocrine Biosciences, Inc.[d]	1,581,576
54,885	Nevro Corporation[d]	5,142,725
164,441	Northstar Healthcare, Inc.[d,e]	279,550
40,614	Novartis AG	3,015,897

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (32.5%)	Value
Health Care (4.1%) - continued
17,862	Novo Nordisk AS	$613,362
93,222	NuVasive, Inc.[d]	6,961,819
49,390	Omnicell, Inc.[d]	2,007,704
85,642	Ophthotech Corporation[d]	313,450
181,970	OraSure Technologies, Inc.[d]	2,352,872
16,292	Pacira Pharmaceuticals, Inc.[d]	742,915
10,030	Patterson Companies, Inc.[e]	453,657
377,310	PDL BioPharma, Inc.	856,494
28,170	PerkinElmer, Inc.	1,635,550
37,198	Perrigo Company plc	2,469,575
483,570	Pfizer, Inc.	16,542,930
12,210	PharMerica Corporation[d]	285,714
10,200	Prothena Corporation plc[d]	569,058
11,070	Puma Biotechnology, Inc.[d]	411,804
121,560	Roche Holding AG ADR	3,893,567
393	Roche Holding AG-Genusschein	100,503
36,864	Teleflex, Inc.	7,141,663
13,775	Tenet Healthcare Corporation[d]	243,955
37,110	Tivity Health, Inc.[d]	1,079,901
60,912	Triple-S Management Corporation[d]	1,070,224
47,776	UnitedHealth Group, Inc.	7,835,742
76,797	Universal Health Services, Inc.	9,557,387
73,550	Veeva Systems, Inc.[d]	3,771,644
31,961	Vertex Pharmaceuticals, Inc.[d]	3,494,935
15,860	Waters Corporation[d]	2,479,077
10,140	West Pharmaceutical Services, Inc.	827,525
104,830	Wright Medical Group NVd	3,262,310
52,170	Zoetis, Inc.	2,784,313

	Total	388,553,726

Industrials (3.9%)
11,300	Abertis Infraestructuras SA	181,904
26,950	ABM Industries, Inc.	1,175,020
14,930	Acuity Brands, Inc.	3,045,720
16,077	Adecco SA	1,141,538
86,177	Aegion Corporation[d]	1,974,315
73,905	AGCO Corporation	4,447,603
17,300	Allison Transmission Holdings, Inc.	623,838
32,280	AMETEK, Inc.	1,745,702
63,570	Ardmore Shipping Corporation[e]	511,738
43,000	Asahi Glass Company, Ltd.	348,884
27,622	Astec Industries, Inc.	1,698,615
105,364	AZZ, Inc.	6,269,158
69,140	Barnes Group, Inc.	3,549,648
32,370	Boeing Company	5,724,958
97,070	BWX Technologies, Inc.	4,620,532
57,946	Capita plc	409,829
66,770	Carlisle Companies, Inc.	7,104,996
37,733	CIRCOR International, Inc.	2,242,850
13,400	Colfax Corporation[d]	526,084
81,744	Comfort Systems USA, Inc.	2,995,918
10,800	Crane Company	808,164
522,815	CSX Corporation	24,337,038
131,670	Cummins, Inc.	19,908,504
16,780	Curtiss-Wright Corporation	1,531,343
13,000	Dai Nippon Printing Company, Ltd.	140,678
157,820	Delta Air Lines, Inc.	7,253,407
2,910	Deluxe Corporation	210,015
7,233	Deutsche Lufthansa AG	117,340
37,840	Donaldson Company, Inc.	1,722,477
17,120	EMCOR Group, Inc.	1,077,704
19,370	Encore Wire Corporation	891,020
45,190	EnerSys	3,567,299
6,200	EnPro Industries, Inc.	441,192
22,290	Equifax, Inc.	3,047,935
28,999	ESCO Technologies, Inc.	1,684,842

Shares	Common Stock (32.5%)	Value
Industrials (3.9%) - continued
81,584	Federal Signal Corporation	$1,126,675
18,566	Finning International, Inc.	346,791
41,749	Fortune Brands Home and Security, Inc.	2,540,427
45,344	Franklin Electric Company, Inc.	1,952,059
6,400	Fuji Machine Manufacturing Company, Ltd.	84,124
78,550	Gener8 Maritime, Inc.[d,e]	445,378
13,610	Genesee & Wyoming, Inc.[d]	923,575
72,668	Gibraltar Industries, Inc.[d]	2,993,922
43,317	Granite Construction, Inc.	2,174,080
56,977	GWA Group, Ltd.	126,142
193,140	Harsco Corporation[d]	2,462,535
39,602	Healthcare Services Group, Inc.	1,706,450
32,774	Heico Corporation	2,857,893
9,680	Herman Miller, Inc.	305,404
46,660	Hexcel Corporation	2,545,303
4,500	Hitachi Transport System, Ltd.	93,505
463	Hochtief AG	76,515
76,183	Honeywell International, Inc.	9,512,971
15,170	Hubbell, Inc.	1,821,158
27,480	Huntington Ingalls Industries, Inc.	5,502,595
17,990	ICF International, Inc.[d]	742,987
7,200	Inaba Denki Sangyo Company, Ltd.	258,361
67,220	Ingersoll-Rand plc	5,466,330
6,830	Insteel Industries, Inc.	246,836
100,600	ITOCHU Corporation	1,432,177
106,126	ITT Corporation	4,353,289
3,800	Jardine Matheson Holdings, Ltd.	244,150
32,524	JB Hunt Transport Services, Inc.	2,983,752
43,108	Johnson Controls International plc	1,815,709
15,880	Kansas City Southern	1,361,869
44,930	KBR, Inc.	675,298
150,200	Kennametal, Inc.	5,892,346
82,083	Kforce, Inc.	1,949,471
77,360	Kirby Corporation[d]	5,457,748
26,900	KITZ Corporation	179,380
11,800	Komatsu, Ltd.	309,081
22,815	KONE Oyj	1,002,229
5,604	Koninklijke Boskalis Westminster NV	193,073
66,190	Korn/Ferry International	2,084,323
57,180	Lincoln Electric Holdings, Inc.	4,966,655
13,790	Lindsay Corporation[e]	1,215,175
3,110	Loomis AB	98,339
15,800	Marubeni Corporation	97,596
84,050	Masco Corporation	2,856,859
37,620	Masonite International Corporation[d]	2,981,385
39,413	Meggitt plc	219,975
45,030	Meritor, Inc.[d]	771,364
19,648	Middleby Corporation[d]	2,680,970
14,100	MIRAIT Holdings Corporation	138,339
33,000	Mitsubishi Electric Corporation	475,474
41,000	Mitsubishi Heavy Industries, Ltd.	164,974
12,000	Mitsuboshi Belting, Ltd.	111,552
13,967	Monadelphous Group, Ltd.	131,484
30,530	Moog, Inc.[d]	2,056,195
116,160	MRC Global, Inc.[d]	2,129,213
33,994	MSA Safety, Inc.	2,403,036
6,010	Mueller Industries, Inc.	205,722
40,670	MYR Group, Inc.[d]	1,667,470
22,176	National Express Group plc	100,023
113,869	Navigant Consulting, Inc.[d]	2,603,045
22,590	NCI Building Systems, Inc.[d]	387,418
3,000	NIPPO Corporation	57,032
15,000	Nippon Express Company, Ltd.	77,209
18,900	Nitto Kogyo Corporation	261,443

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (32.5%)	Value
Industrials (3.9%) - continued
3,487	Nordson Corporation	$428,343
53,210	Norfolk Southern Corporation	5,957,924
27,830	Old Dominion Freight Line, Inc.	2,381,413
48,698	On Assignment, Inc.[d]	2,363,314
48,150	Orbital ATK, Inc.	4,718,700
40,850	Orion Group Holdings, Inc.[d]	305,149
118,138	Oshkosh Corporation	8,103,085
95,526	PGT Innovations, Inc.[d]	1,026,904
6,421	Philips Lighting NVd,f	183,647
40,474	Proto Labs, Inc.[d]	2,068,221
25,130	Quanex Building Products Corporation	508,882
3,713	Randstad Holding NV	214,048
37,312	Raven Industries, Inc.	1,083,914
47,700	Raytheon Company	7,274,250
2,580	RBC Bearings, Inc.[d]	250,492
10,930	Regal-Beloit Corporation	826,854
9,000	RELX NV	166,965
30,450	Resources Connection, Inc.	510,037
121,520	Rockwell Collins, Inc.	11,806,883
23,656	Rolls-Royce Holdings plc[d]	223,479
30,226	Roper Industries, Inc.	6,241,367
5,370	Ryder System, Inc.	405,113
95,058	Saia, Inc.[d]	4,211,069
9,600	Sanwa Holdings Corporation	90,109
1,515	Schindler Holding AG, Participation Certificate	293,056
9,777	Siemens AG	1,339,182
5,317	Skanska AB	125,137
51,841	SKF ABe	1,025,183
15,700	Smiths Group plc	318,999
56,700	Sojitz Corporation	142,483
298,950	Southwest Airlines Company	16,071,552
138,243	Spirit Aerosystems Holdings, Inc.	8,007,035
55,750	SPX FLOW, Inc.[d]	1,935,082
2,990	Stericycle, Inc.[d]	247,841
2,165	Sulzer, Ltd.	226,472
68,874	Team, Inc.[d]	1,863,042
15,400	Teijin, Ltd.	290,790
10,698	Tennant Company	777,210
5,460	Tetra Tech, Inc.	223,041
7,300	Toppan Forms Company, Ltd.	71,653
32,944	TPI Composites, Inc.[d]	626,265
60,560	TransUnion[d]	2,322,476
19,130	TrueBlue, Inc.[d]	523,205
70,280	Union Pacific Corporation	7,444,058
112,430	United Continental Holdings, Inc.[d]	7,942,055
83,970	United Parcel Service, Inc.	9,009,981
44,394	United Rentals, Inc.[d]	5,551,470
25,320	Univar, Inc.[d]	776,311
24,125	Universal Forest Products, Inc.	2,377,277
58,983	Universal Truckload Services, Inc.	846,406
12,961	Vinci SA	1,029,218
70,080	WABCO Holdings, Inc.[d]	8,228,794
20,634	WageWorks, Inc.[d]	1,491,838
84,695	Waste Connections, Inc.	7,471,793
6,585	Watsco, Inc.	942,840
4,872	Wolseley plc	306,748
4,109	WSP Global, Inc.	145,129
21,140	Xylem, Inc.	1,061,651
15,569	YIT Oyj	105,248
39,120	YRC Worldwide, Inc.[d]	430,711
3,500	Yuasa Trading Company, Ltd.	97,167

	Total	375,220,227

Shares	Common Stock (32.5%)	Value
Information Technology (8.3%)
178,280	Agilent Technologies, Inc.	$9,425,664
130,155	Akamai Technologies, Inc.[d]	7,770,253
143,670	Alliance Data Systems Corporation	35,773,830
47,894	Alphabet, Inc., Class Ad	40,604,533
33,999	Alphabet, Inc., Class Cd	28,204,210
12,200	Alteryx, Inc.[d,e]	190,686
32,722	Ambarella, Inc.[d,e]	1,790,221
84,017	Amphenol Corporation	5,979,490
102,290	Analog Devices, Inc.	8,382,665
344,419	Apple, Inc.	49,479,234
184,261	Applied Materials, Inc.	7,167,753
37,910	Apptio, Inc.[d,e]	444,684
70,066	Arista Networks, Inc.[d]	9,267,630
170,280	ARRIS International plc[d]	4,503,906
19,346	Aspen Technology, Inc.[d]	1,139,866
35,690	Avnet, Inc.	1,633,174
20,590	AVX Corporation	337,264
42,490	Bankrate, Inc.[d]	410,028
29,220	Belden, Inc.	2,021,732
28,710	Blackhawk Network Holdings, Inc.[d]	1,165,626
152,850	Booz Allen Hamilton Holding Corporation	5,409,362
153,645	Brooks Automation, Inc.	3,441,648
17,140	CA, Inc.	543,681
37,472	Cabot Microelectronics Corporation	2,870,730
16,066	Cap Gemini SA	1,482,987
5,500	Capital Power Corporation	107,779
30,880	Carbonite, Inc.[d]	626,864
37,748	Cavium, Inc.[d]	2,705,022
278,997	Ciena Corporation[d]	6,587,119
6,420	Cirrus Logic, Inc.	389,630
943,350	Cisco Systems, Inc.	31,885,230
14,219	Cognex Corporation	1,193,685
341,710	Cognizant Technology Solutions Corporation[d]	20,338,579
6,640	Coherent, Inc.[d]	1,365,450
104,660	CommVault Systems, Inc.[d]	5,316,728
81,040	comScore, Inc.[d,e]	1,749,654
40,570	Comtech Telecommunications Corporation	598,002
84,520	Conduent Incorporated[d]	1,418,246
33,070	Convergys Corporation	699,430
87,600	CoreLogic, Inc.[d]	3,567,072
102,375	Criteo SA ADR[d,e]	5,117,726
10,540	CTS Corporation	224,502
115,930	Dolby Laboratories, Inc.	6,075,891
65,806	DST Systems, Inc.	8,061,235
77,650	eBay, Inc.[d]	2,606,710
21,260	Entegris, Inc.[d]	497,484
46,320	Envestnet, Inc.[d]	1,496,136
22,210	EVERTEC, Inc.	353,139
22,370	ExlService Holdings, Inc.[d]	1,059,443
18,320	F5 Networks, Inc.[d]	2,611,882
65,827	Fabrinet[d]	2,766,709
349,110	Facebook, Inc.[d]	49,591,076
69,600	Finisar Corporation[d]	1,902,864
205,060	FLIR Systems, Inc.	7,439,577
120,419	Fortinet, Inc.[d]	4,618,069
21,400	FUJIFILM Holdings NPV	838,834
103,618	Guidewire Software, Inc.[d]	5,836,802
18,591	IAC/InterActiveCorporation[d]	1,370,529
31,970	II-VI, Inc.[d]	1,152,519
11,000	Impinj, Inc.[d,e]	332,970
8,640	Insight Enterprises, Inc.[d]	355,018
244,840	Integrated Device Technology, Inc.[d]	5,795,363
251,710	Intel Corporation	9,079,180

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (32.5%)	Value
Information Technology (8.3%) - continued
196,580	Keysight Technologies, Inc.[d]	$7,104,401
37,800	Konica Minolta Holdings, Inc.	339,051
56,830	Lam Research Corporation	7,294,699
118,800	Liberty Tripadvisor Holdings, Inc.[d]	1,675,080
15,834	Littelfuse, Inc.	2,532,015
41,590	M/A-COM Technology Solutions Holdings, Inc.[d]	2,008,797
42,808	Manhattan Associates, Inc.[d]	2,228,156
339,190	MasterCard, Inc.	38,148,699
111,060	Maxim Integrated Products, Inc.	4,993,258
79,937	MeetMe, Inc.[d]	470,829
60,737	Methode Electronics, Inc.	2,769,607
26,080	Microsemi Corporation[d]	1,343,902
855,840	Microsoft Corporation	56,365,622
22,410	Mobileye NVd	1,375,974
89,416	Monolithic Power Systems, Inc.	8,235,214
17,370	Monotype Imaging Holdings, Inc.	349,137
67,370	National Instruments Corporation	2,193,567
9,800	NEC Networks & System Integration Corporation	189,807
13,160	NetApp, Inc.	550,746
87,500	New Relic, Inc.[d]	3,243,625
33,266	Nice, Ltd. ADR	2,261,423
35,885	NXP Semiconductors NVd	3,714,098
16,570	ON Semiconductor Corporation[d]	256,669
469,660	Oracle Corporation	20,951,533
8,460	OSI Systems, Inc.[d]	617,495
256,210	Pandora Media, Inc.[d,e]	3,025,840
39,225	Paycom Software, Inc.[d]	2,255,830
36,520	Paylocity Holding Corporation[d]	1,410,768
596,114	PayPal Holdings, Inc.[d]	25,644,824
53,255	Pegasystems, Inc.	2,335,232
28,860	Plantronics, Inc.	1,561,615
75,117	Progress Software Corporation	2,182,149
74,209	Proofpoint, Inc.[d]	5,518,181
74,931	Q2 Holdings, Inc.[d]	2,611,345
3,820	Qorvo, Inc.[d]	261,899
73,190	QUALCOMM, Inc.	4,196,715
11,160	Qualys, Inc.[d]	422,964
27,330	RealPage, Inc.[d]	953,817
64,660	Red Hat, Inc.[d]	5,593,090
52,390	Rubicon Project, Inc.[d]	308,577
52,346	Rudolph Technologies, Inc.[d]	1,172,550
3,600	Ryosan Company, Ltd.	108,521
385,170	Salesforce.com, Inc.[d]	31,772,673
13,110	ScanSource, Inc.[d]	514,567
5,360	Seagate Technology plc	246,185
63,235	ServiceNow, Inc.[d]	5,531,165
85,100	ShoreTel, Inc.[d]	523,365
3,360	Silicon Laboratories, Inc.[d]	247,128
2,860	SMA Solar Technology AGe	72,260
2,932	Software AG	115,825
49,000	SS&C Technologies Holdings, Inc.	1,734,600
59,148	Synopsys, Inc.[d]	4,266,345
21,945	Telefonaktiebolaget LM Ericsson[e]	146,513
312,837	Teradyne, Inc.	9,729,231
132,790	Texas Instruments, Inc.	10,697,562
1,500	Tokyo Electron, Ltd.	164,215
41,390	Travelport Worldwide, Ltd.	487,160
27,560	Trimble, Inc.[d]	882,196
209,560	Twitter, Inc.[d]	3,132,922
22,346	Tyler Technologies, Inc.[d]	3,453,798
13,222	Ultimate Software Group, Inc.[d,e]	2,581,067
40,890	Varonis Systems, Inc.[d]	1,300,302
135,516	Virtusa Corporation[d]	4,095,294
418,790	Visa, Inc.	37,217,867

Shares	Common Stock (32.5%)	Value
Information Technology (8.3%) - continued
284,610	Vishay Intertechnology, Inc.[e]	$4,681,834
608,260	Xerox Corporation	4,464,628
141,220	Xilinx, Inc.	8,175,226

	Total	794,184,254

Materials (1.2%)
5,100	Adeka Corporation	74,524
18,940	Air Products and Chemicals, Inc.	2,562,393
41,654	American Vanguard Corporation	691,456
7,157	APERAM	356,838
15,680	Ashland Global Holdings, Inc.	1,941,341
49,640	Axalta Coating Systems, Ltd.[d]	1,598,408
18,124	Balchem Corporation	1,493,780
86,080	Bemis Company, Inc.	4,205,869
94,377	BHP Billiton, Ltd.	1,716,357
13,680	BillerudKorsnas AB	220,432
57,423	BlueScope Steel, Ltd.	538,326
46,120	Boise Cascade Company[d]	1,231,404
25,500	Cabot Corporation	1,527,705
9,580	Carpenter Technology Corporation	357,334
51,277	Celanese Corporation	4,607,238
13,627	Chemtura Corporation[d]	455,142
173,630	Coeur Mining, Inc.[d]	1,402,930
34,240	Continental Building Products, Inc.[d]	838,880
11,120	Crown Holdings, Inc.[d]	588,804
41,700	Daicel Corporation	503,548
5,580	Domtar Corporation	203,782
35,243	Dow Chemical Company	2,239,340
45,000	DOWA Holdings Company, Ltd.	323,765
110,164	Eastman Chemical Company	8,901,251
45,110	Ecolab, Inc.	5,654,087
26,017	Evonik Industries AG	848,013
66,990	Ferro Corporation[d]	1,017,578
90,800	Ferroglobe Representation & Warranty Insurance Trust[d,g]	9
107,916	FMC Corporation	7,509,874
29,780	FutureFuel Corporation	422,280
173,946	Gold Resource Corporation[e]	786,236
18,628	Granges AB	170,250
137,299	Hecla Mining Company	726,312
6,860	Innophos Holdings, Inc.	370,234
53,048	Innospec, Inc.	3,434,858
4,200	International Flavors & Fragrances, Inc.	556,626
90,950	International Paper Company	4,618,441
8,000	JSR Corporation	135,360
11,310	Kadant, Inc.	671,248
66,060	KapStone Paper and Packaging Corporation	1,525,986
14,630	Koppers Holdings, Inc.[d]	619,580
37,000	Kuraray Company, Ltd.	562,866
15,100	Kyoei Steel, Ltd.	270,690
11,300	Louisiana-Pacific Corporation[d]	280,466
5,480	Martin Marietta Materials, Inc.	1,196,010
28,380	Materion Corporation	952,149
42,000	Mitsubishi Chemical Holdings Corporation	326,085
3,700	Mitsubishi Materials Corporation	112,306
162,870	Mosaic Company	4,752,547
114,947	Myers Industries, Inc.	1,821,910
10,650	Neenah Paper, Inc.	795,555
19,280	Newmont Mining Corporation	635,469
1,100	Nippon Shokubai Company, Ltd.	75,063
117,141	Norsk Hydro ASA	682,666
12,830	Nufarm, Ltd.	95,065
72,000	Oji Holdings Corporation	337,668

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (32.5%)	Value
Materials (1.2%) - continued
69,520	OMNOVA Solutions, Inc.[d]	$688,248
33,949	Orora, Ltd.	76,757
129,560	Owens-Illinois, Inc.[d]	2,640,433
12,584	Packaging Corporation of America	1,152,946
15,600	PolyOne Corporation	531,804
3,510	Praxair, Inc.	416,286
39,440	Rayonier Advanced Materials, Inc.	530,468
12,230	Reliance Steel & Aluminum Company	978,645
25,600	Rengo Company, Ltd.	148,286
3,146	Rio Tinto, Ltd.	145,258
41,710	RPM International, Inc.	2,295,301
43,810	Schnitzer Steel Industries, Inc.	904,676
8,680	Schweitzer-Mauduit International, Inc.	359,526
12,145	Scotts Miracle-Gro Company	1,134,222
20,880	Sensient Technologies Corporation	1,654,949
9,040	Solvay SA	1,102,976
31,130	Sonoco Products Company	1,647,400
223,193	Steel Dynamics, Inc.	7,758,189
3,000	Sumitomo Seika Chemicals Company, Ltd.	127,939
12,700	Toagosei Company, Ltd.	145,210
55,395	UPM-Kymmene Oyj[e]	1,300,627
149,207	Verso Corporation[d]	895,242
14,580	W. R. Grace & Company	1,016,372
86,548	Westrock Company	4,503,092
3,800	Yamato Kogyo Company, Ltd.	98,310
24,359	Yara International ASA	938,254

	Total	113,735,750

Real Estate (1.0%)
107,480	AGNC Investment Corporation	2,137,777
24,700	American Assets Trust, Inc.	1,033,448
27,890	American Campus Communities, Inc.	1,327,285
37,280	Ares Commercial Real Estate Corporation	498,806
24,780	ARMOUR Residential REIT, Inc.	562,754
53,500	Bluerock Residential Growth REIT, Inc.[e]	658,585
382,216	Brixmor Property Group, Inc.	8,202,355
34,780	Camden Property Trust	2,798,399
113,600	CapitaLand Mall Trust	159,942
109,850	CBL & Associates Properties, Inc.	1,047,969
291,831	Cedar Realty Trust, Inc.	1,464,992
107,490	Chatham Lodging Trust	2,122,928
51,850	City Office REIT, Inc.	629,978
14,307	Cominar Real Estate Investment Trust	154,920
62,833	Cousins Properties, Inc.	519,629
241,730	CubeSmart	6,275,311
29,600	CyrusOne, Inc.	1,523,512
900	Daito Trust Construction Company, Ltd.	123,747
573,660	DDR Corporation	7,187,960
94,153	DEXUS Property Group	702,720
25,970	Digital Realty Trust, Inc.	2,762,948
203,410	Duke Realty Corporation	5,343,581
99,294	Easterly Government Properties, Inc.	1,965,028
7,650	Equity Lifestyle Properties, Inc.	589,509
34,840	Farmland Partners, Inc.[e]	389,163
94,719	First Potomac Realty Trust	973,711
68,110	Franklin Street Properties Corporation	826,855
119,950	General Growth Properties, Inc.	2,780,441
25,290	H&R Real Estate Investment Trust	438,726
133,750	HCP, Inc.	4,183,700

Shares	Common Stock (32.5%)	Value
Real Estate (1.0%) - continued
76,470	HFF, Inc.	$2,115,925
162,086	Host Hotels & Resorts, Inc.	3,024,525
7,550	Hudson Pacific Properties, Inc.	261,532
108,000	Hysan Development Company, Ltd.	489,980
62,960	InfraREIT, Inc.	1,133,280
52,430	Kite Realty Group Trust	1,127,245
20,750	LaSalle Hotel Properties	600,713
49,990	Liberty Property Trust	1,927,115
34,597	Life Storage, Inc.	2,841,106
9,200	Mid-America Apartment Communities, Inc.	936,008
83,990	National Storage Affiliates Trust	2,007,361
156,289	New World Development Company, Ltd.	192,575
116,040	Orchid Island Capital, Inc.[e]	1,159,240
10,670	Park Hotels & Resorts, Inc.	273,899
37,826	Pebblebrook Hotel Trust	1,104,897
34,130	Physicians Realty Trust	678,163
8,845	Potlatch Corporation	404,216
23,000	RE/MAX Holdings, Inc.	1,367,350
11,400	Realogy Holdings Corporation	339,606
16,460	Realty Income Corporation	979,864
75,270	Resource Capital Corporation[e]	735,388
223,200	Retail Properties of America, Inc.	3,218,544
31,082	SBA Communications Corporation[d]	3,741,340
54,740	Spirit Realty Capital, Inc.	554,516
156,093	Stockland	553,514
28,530	Store Capital Corporation	681,296
8,880	Sun Communities, Inc.	713,330
8,000	Sun Hung Kai Properties, Ltd.	117,602
56,096	Terreno Realty Corporation	1,570,688
50,330	Urstadt Biddle Properties, Inc.	1,034,785
40,320	Weingarten Realty Investors	1,346,285
17,000	Wheelock and Company, Ltd.	134,475
77,400	Wing Tai Holdings, Ltd.	104,271

	Total	96,857,313

Telecommunications Services (0.2%)
52,630	AT&T, Inc.	2,186,777
9,770	ATN International, Inc.	688,003
30,214	Cincinnati Bell, Inc.[d]	534,788
15,707	Elisa Oyj[e]	555,261
15,022	Freenet AG	488,303
113,390	General Communication, Inc.[d]	2,358,512
55,071	Inmarsat plc	586,710
234,235	KCOM Group plc	264,125
28,577	Level 3 Communications, Inc.[d]	1,635,176
6,800	Nippon Telegraph & Telephone Corporation	290,723
15,800	NTT DOCOMO, Inc.	368,966
280,547	PCCW, Ltd.	165,501
7,589	Proximus SA	237,817
29,640	TDC AS	152,654
24,500	Telefonica Deutschland Holding AG	121,466
15,743	Telenor ASA	261,892
179,546	Verizon Communications, Inc.	8,752,868
113,310	Vonage Holdings Corporation[d]	716,119

	Total	20,365,661

Utilities (0.8%)
5,930	Alliant Energy Corporation	234,887
39,250	American Electric Power Company, Inc.	2,634,852
61,930	American States Water Company	2,743,499
31,490	Artesian Resources Corporation	1,025,314
5,000	ATCO, Ltd.	194,420

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (32.5%)	Value
Utilities (0.8%) - continued
109,140	Avista Corporation	$4,261,917
80,290	Calpine Corporation[d]	887,205
279,128	Centrica plc	760,060
26,650	Consolidated Water Company, Ltd.	310,473
52,830	DTE Energy Company	5,394,471
167,943	Dynegy, Inc.[d]	1,320,032
10,991	E.ON SE	87,380
4,640	El Paso Electric Company	234,320
188,665	Electricidade de Portugal SA	637,909
121,130	Eversource Energy	7,120,021
289,490	Great Plains Energy, Inc.	8,458,898
38,050	MDU Resources Group, Inc.	1,041,428
13,450	Middlesex Water Company	496,978
19,560	New Jersey Resources Corporation	774,576
11,210	NorthWestern Corporation	658,027
166,000	Osaka Gas Company, Ltd.	632,955
250,730	PG&E Corporation	16,638,443
33,160	PNM Resources, Inc.	1,226,920
49,020	Portland General Electric Company	2,177,468
76,110	Public Service Enterprise Group, Inc.	3,375,479
65,205	Redes Energeticas Nacionais SGPS SA	196,003
38,100	Renewable Energy Group, Inc.[d]	398,145
67,400	Southern Company	3,355,172
12,750	Southwest Gas Holdings, Inc.	1,057,103
5,310	Spire, Inc.	358,425
53,000	Vectren Corporation	3,106,330
25,390	Xcel Energy, Inc.	1,128,586

	Total	72,927,696

	Total Common Stock (cost $2,496,508,508)	3,101,501,932

Shares	Registered Investment Companies (30.1%)	Value
Affiliated Equity Holdings (18.7%)
22,936,793	Thrivent Large Cap Stock Portfolio	296,694,303
30,302,240	Thrivent Large Cap Value Portfolio	533,349,728
15,614,280	Thrivent Mid Cap Stock Portfolio	308,802,046
57,080,403	Thrivent Partner Worldwide Allocation Portfolio	560,683,674
4,432,127	Thrivent Small Cap Stock Portfolio	85,836,564

	Total	1,785,366,315

Affiliated Fixed Income Holdings (10.6%)
35,956,464	Thrivent High Yield Portfolio	173,087,228
52,252,690	Thrivent Income Portfolio	529,523,538
31,875,038	Thrivent Limited Maturity Bond Portfolio	313,733,250

	Total	1,016,344,016

Equity Funds/ETFs (0.5%)
1,306	iShares MSCI EAFE Index Fund	81,351
28,011	iShares Russell 2000 Growth Index Fund	4,528,258
36,627	iShares Russell 2000 Index Fund	5,035,480
12,080	iShares Russell 2000 Value Index Fund	1,427,373
21,170	Materials Select Sector SPDR Fund	1,109,520
118,363	SPDR S&P 500 ETF Trust	27,902,894
126,020	SPDR S&P Bank ETF	5,416,339
56,410	SPDR S&P Biotech ETF[e]	3,911,469

Shares	Registered Investment Companies (30.1%)	Value
Equity Funds/ETFs (0.5%) - continued
1,700	SPDR S&P MidCap 400 ETF Trust	$531,114

	Total	49,943,798

Fixed Income Funds/ETFs (0.3%)
123,000	iShares Barclays 1-3 Year Credit Bond Fund	12,943,290
25,050	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,953,646
142,700	Vanguard Short-Term Corporate Bond ETF	11,378,898

	Total	27,275,834

	Total Registered Investment Companies (cost $2,487,090,319)	2,878,929,963

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Asset-Backed Securities (2.1%)
	Access Group, Inc.
	1.482%, 2/25/2036, Ser.
650,393	2013-1, Class Af,h	646,662
	Alm Loan Funding CLO
	2.453%, 10/17/2026, Ser.
1,400,000	2014-11A, Class A1*,h	1,400,059
	AMSR Trust
	2.343%, 11/17/2033, Ser.
3,625,000	2016-SFR1, Class Af,h	3,658,905
	Apidos CLO XVIII
	2.453%, 7/22/2026, Ser.
1,400,000	2014-18A, Class A1*,h	1,399,990
	Ares CLO, Ltd.
	2.308%, 10/12/2023, Ser.
3,515,112	2012-2A, Class AR*,h	3,518,532
	Ares XXXII CLO, Ltd.
	2.249%, 11/15/2025, Ser.
2,750,000	2014-32A, Class A1R*,h	2,749,978
	BA Credit Card Trust
	1.292%, 6/15/2021, Ser.
1,750,000	2014-A1, Class Ah	1,757,478
	Babson CLO, Ltd.
	0.000%, 10/17/2026, Ser.
1,400,000	2014-IIA, Class AR*,c,h	1,400,000
	2.413%, 10/17/2026, Ser.
1,400,000	2014-IIA, Class A*,h	1,400,021
	Bayview Opportunity Master Fund Trust
	3.228%, 7/28/2034, Ser.
823,728	2014-18NP, Class A*,i	822,273
	3.721%, 7/28/2035, Ser.
1,097,262	2015-NPLA, Class Af,i	1,098,575
	Betony CLO, Ltd.
	2.373%, 4/15/2027, Ser.
1,260,000	2015-1A, Class AR*,h	1,261,317
	Birchwood Park CLO, Ltd.
	2.203%, 7/15/2026, Ser.
1,400,000	2014-1A, Class AR*,h	1,400,027
	BlueMountain CLO, Ltd.
	2.503%, 10/15/2026, Ser.
1,400,000	2014-3A, Class A1*,h	1,405,445
	Capital One Multi-Asset Execution Trust
	1.292%, 1/18/2022, Ser.
2,250,000	2014-A3, Class A3[h]	2,259,636

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Asset-Backed Securities (2.1%) - continued
	Carlyle Global Market Strategies CLO, Ltd.
	2.330%, 7/20/2023, Ser.
$876,249	2012-2A, Class A1R*,h	$876,307
	2.223%, 10/15/2026, Ser.
1,400,000	2014-4A, Class A1R*,h	1,400,809
	Cent CLO 16, LP
	2.284%, 8/1/2024, Ser.
1,348,628	2012-16A, Class A1AR*,h	1,348,648
	Cent CLO 22, Ltd.
	2.444%, 11/7/2026, Ser.
1,400,000	2014-22A, Class A1R*,h	1,400,479
	Chase Issuance Trust
	1.590%, 2/18/2020, Ser.
1,375,000	2015-A2, Class A2	1,376,860
	1.322%, 5/17/2021, Ser.
2,500,000	2016-A1, Class Ah	2,513,790
	Chesapeake Funding II, LLC
	1.880%, 6/15/2028, Ser.
1,000,000	2016-2A, Class A1[f]	997,190
	Chesapeake Funding, LLC
	1.284%, 1/7/2025, Ser.
299,611	2013-1A, Class Af,h	299,503
	Commonbond Student Loan Trust
	3.320%, 5/25/2040, Ser.
5,016,761	2016-A, Class A1[f]	4,988,546
	DRB Prime Student Loan Trust
	3.170%, 7/25/2031, Ser.
931,585	2015-B, Class A2*	937,823
	2.882%, 10/27/2031, Ser.
1,005,622	2015-B, Class A1*,h	1,028,952
	3.200%, 1/25/2040, Ser.
3,236,433	2015-D, Class A2*	3,261,042
	2.890%, 6/25/2040, Ser.
948,023	2016-B, Class A2[f]	945,089
	Dryden 34 Senior Loan Fund CLO
	0.000%, 10/15/2026, Ser.
1,400,000	2014-34A, Class AR*,c,g,h	1,400,000
	2.453%, 10/15/2026, Ser.
1,400,000	2014-34A, Class A*,h	1,404,396
	Earnest Student Loan Program, LLC
	2.680%, 7/25/2035, Ser.
4,623,870	2016-C, Class A2[f]	4,556,425
	2.720%, 1/25/2041, Ser.
3,248,742	2016-D, Class A2[f]	3,200,735
	Edlinc Student Loan Funding Trust
	3.490%, 10/1/2025, Ser.
62,913	2012-A, Class AT*,h	63,828
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
	3.430%, 1/25/2027, Ser.
11,400,000	K063, Class A2	11,844,243
	Federal National Mortgage Association - ACES
	2.416%, 9/25/2026, Ser.
3,974,214	2017-M1, Class A1	3,929,175
	2.569%, 12/25/2026, Ser.
3,825,000	2017-M3, Class A2	3,668,775
	Ford Credit Auto Owner Trust
	2.260%, 11/15/2025, Ser.
1,350,000	2014-1, Class Af	1,361,035
	Galaxy XX CLO, Ltd.
	2.480%, 7/20/2027, Ser.
4,500,000	2015-20A, Class A*,h	4,501,291

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Asset-Backed Securities (2.1%) - continued
	GoldenTree Loan Opportunities IX, Ltd.
	2.409%, 10/29/2026, Ser.
$1,325,000	2014-9A, Class AR*,h	$1,325,105
	Golub Capital Partners CLO 22B, Ltd.
	2.532%, 2/20/2027, Ser.
2,700,000	2015-22A, Class A1*,h	2,704,344
	Golub Capital Partners CLO 23M, Ltd.
	2.519%, 5/5/2027, Ser.
1,350,000	2015-23A, Class A1*,h	1,352,565
	Lehman XS Trust
	5.440%, 8/25/2035, Ser.
5,276,922	2005-2, Class 2A3Bi	4,544,353
	Limerock CLO III, LLC
	2.234%, 10/20/2026, Ser.
4,500,000	2014-3A, Class A1R*,h	4,499,771
	Madison Park Funding XIV CLO, Ltd.
	2.480%, 7/20/2026, Ser.
1,525,000	2014-14A, Class A2*,h	1,525,316
	Madison Park Funding, Ltd.
	2.329%, 8/15/2022, Ser.
2,942,281	2012-9A, Class AR*,h	2,942,778
	Magnetite XII, Ltd.
	2.353%, 4/15/2027, Ser.
4,425,000	2015-12A, Class AR*,h	4,431,230
	Marlette Funding Trust
	3.060%, 1/17/2023, Ser.
1,359,789	2016-1A, Class A*	1,364,176
	Morgan Stanley Bank of America Merrill Lynch Trust
	3.176%, 8/15/2045, Ser.
5,400,000	2012-C5, Class A4	5,539,490
	3.246%, 12/15/2047, Ser.
5,400,000	2014-C19, Class A3	5,440,774
	Morgan Stanley Capital, Inc.
	1.132%, 2/25/2037, Ser.
2,622,892	2007-NC2, Class A2FPh	1,550,697
	Mountain View CLO, Ltd.
	2.483%, 7/15/2027, Ser.
4,525,000	2015-9A, Class A1A*,h	4,528,290
	Murray Hill Marketplace Trust
	4.190%, 11/25/2022, Ser.
2,672,551	2016-LC1, Class A*	2,693,468
	Neuberger Berman CLO, Ltd.
	2.504%, 8/4/2025, Ser.
1,100,000	2014-17A, Class A*,h	1,100,123
	NZCG Funding CLO, Ltd.
	2.587%, 4/27/2027, Ser.
4,500,000	2015-2A, Class A1*,h	4,500,432
	Octagon Investment Partners XX CLO, Ltd.
	2.474%, 8/12/2026, Ser.
1,400,000	2014-1A, Class A*,h	1,401,590
	OHA Loan Funding, LLC
	2.180%, 10/20/2026, Ser.
4,500,000	2014-1A, Class A1R*,h	4,500,032
	OneMain Financial Issuance Trust
	4.100%, 3/20/2028, Ser.
2,600,000	2016-2A, Class Af	2,662,686
	OZLM VIII, Ltd.
	2.463%, 10/17/2026, Ser.
1,400,000	2014-8A, Class A1A*,h	1,406,223

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Asset-Backed Securities (2.1%) - continued
	Preston Ridge Partners Mortgage Trust, LLC
	4.250%, 1/25/2022, Ser.
$2,412,068	2017-1A, Class A1*,i	$2,418,999
	Race Point IX CLO, Ltd.
	2.533%, 4/15/2027, Ser.
3,260,000	2015-9A, Class A1*,h	3,280,196
	Renaissance Home Equity Loan Trust
	6.011%, 5/25/2036, Ser.
1,862,603	2006-1, Class AF4[i]	1,274,528
	5.580%, 11/25/2036, Ser.
3,531,811	2006-3, Class AF2[i]	2,069,779
	Shackleton, Ltd.
	2.393%, 4/15/2027, Ser.
4,500,000	2015-7A, Class AR*,h	4,500,234
	SLM Student Loan Trust
	1.512%, 7/15/2022, Ser.
406,558	2014-A, Class A1[f,h]	406,682
	1.512%, 8/15/2022, Ser.
49,586	2013-A, Class A1[f,h]	49,603
	1.382%, 3/25/2025, Ser.
2,146,266	2010-1, Class Ah	2,106,304
	1.962%, 5/17/2027, Ser.
125,000	2013-A, Class A2Bf,h	125,892
	SoFi Consumer Loan Program, LLC
	3.260%, 8/25/2025, Ser.
1,591,439	2016-1, Class Af	1,587,627
	SoFi Professional Loan Program, LLC
	2.420%, 3/25/2030, Ser.
1,774,360	2015-A, Class A2[f]	1,772,936
	Symphony CLO VIII, Ltd.
	2.110%, 1/9/2023, Ser.
1,012,784	2012-8A, Class AR*,h	1,012,782
	Symphony CLO XV, Ltd.
	2.203%, 10/17/2026, Ser.
4,500,000	2014-15A, Class AR*,h	4,502,075
	U.S. Small Business Administration
	3.191%, 3/10/2024, Ser.
782,459	2014-10A, Class 1	808,027
	Vericrest Opportunity Loan Transferee
	3.375%, 10/25/2058, Ser.
3,673,856	2015-NPL3, Class A1*,i	3,659,450
	3.500%, 6/26/2045, Ser.
2,818,046	2015-NPL8, Class A1[f,i]	2,828,382
	3.500%, 6/26/2045, Ser.
1,949,091	2015-NPL9, Class A1[f]	1,947,956
	3.625%, 7/25/2045, Ser.
1,638,938	2015-NP10, Class A1[f,i]	1,642,901
	4.250%, 3/26/2046, Ser.
2,979,132	2016-NPL3, Class A1[f,i]	2,993,294
	3.500%, 9/25/2046, Ser.
3,077,343	2016-NP10, Class A1[f,i]	3,096,485
	3.625%, 11/26/2046, Ser.
3,759,347	2016-NP12, Class A1[f,i]	3,743,362
	3.875%, 12/26/2046, Ser.
2,942,813	2016-NP13, Class A1[f,i]	2,935,091
	3.500%, 2/25/2055, Ser.
735,750	2015-NPL4, Class A1*,i	739,932
	Verizon Owner Trust
	2.060%, 9/20/2021, Ser.
2,525,000	2017-1A, Class Af	2,532,825
	Volvo Financial Equipment, LLC
	0.820%, 4/16/2018, Ser.
132,965	2014-1A, Class A3[f]	132,905

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Asset-Backed Securities (2.1%) - continued
	Voya CLO 3, Ltd.
	2.458%, 7/25/2026, Ser.
$1,400,000	2014-3A, Class A1*,h	$1,400,263

	Total	197,065,792

Basic Materials (0.3%)
	Alcoa Nederland Holding BV
1,305,000	6.750%, 9/30/2024[f]	1,399,612
	Anglo American plc
2,433,000	3.625%, 5/14/2020[f]	2,451,247
	ArcelorMittal SA
1,425,000	6.250%, 3/1/2021	1,539,000
	BWAY Holding Company
1,050,000	5.500%, 4/15/2024[c,f]	1,057,875
	First Quantum Minerals, Ltd.
621,000	7.000%, 2/15/2021[f]	639,630
1,640,000	7.500%, 4/1/2025[f]	1,656,400
	Georgia-Pacific, LLC
920,000	2.539%, 11/15/2019[f]	927,268
	Glencore Finance Canada, Ltd.
760,000	6.000%, 11/15/2041[f]	826,424
	Glencore Funding, LLC
680,000	2.083%, 4/16/2018[f,h]	681,163
760,000	4.125%, 5/30/2023[f]	774,162
950,000	4.000%, 3/27/2027[f]	937,139
	Kinross Gold Corporation
1,520,000	5.950%, 3/15/2024	1,607,400
	Novelis Corporation
905,000	5.875%, 9/30/2026[f]	923,100
	Olin Corporation
2,835,000	5.125%, 9/15/2027[e]	2,882,912
	Peabody Securities Finance Corporation
2,165,000	6.375%, 3/31/2025[f]	2,143,350
	Steel Dynamics, Inc.
2,010,000	5.000%, 12/15/2026[f]	2,035,125
	Vale Overseas, Ltd.
950,000	5.875%, 6/10/2021	1,018,039
1,135,000	6.250%, 8/10/2026	1,232,894
1,140,000	6.875%, 11/10/2039	1,219,116
	Westlake Chemical Corporation
1,520,000	3.600%, 8/15/2026[f]	1,488,399

	Total	27,440,255

Capital Goods (0.5%)
	AECOM
3,030,000	5.875%, 10/15/2024	3,219,375
	Bombardier, Inc.
2,150,000	7.500%, 3/15/2025[f]	2,209,125
	Building Materials Corporation of America
2,355,000	6.000%, 10/15/2025[f]	2,431,538
	Cemex Finance, LLC
2,970,000	9.375%, 10/12/2022[f]	3,209,085
	Cintas Corporation No. 2
1,125,000	3.700%, 4/1/2027	1,149,420
	CNH Industrial Capital, LLC
1,155,000	4.375%, 11/6/2020	1,193,981
	CNH Industrial NV
1,500,000	4.500%, 8/15/2023	1,520,625
	Crown Americas Capital Corporation IV
1,470,000	4.500%, 1/15/2023	1,503,075
	General Electric Company
2,095,000	5.000%, 1/21/2021[j]	2,207,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Capital Goods (0.5%) - continued
	L3 Technologies, Inc.
$1,550,000	3.950%, 5/28/2024	$1,596,630
	Lockheed Martin Corporation
1,332,000	2.500%, 11/23/2020	1,341,016
1,544,000	4.500%, 5/15/2036	1,639,393
	Northrop Grumman Corporation
2,575,000	3.850%, 4/15/2045	2,423,353
	Owens-Brockway Glass Container, Inc.
1,460,000	5.000%, 1/15/2022[f]	1,501,975
1,500,000	5.875%, 8/15/2023[f]	1,587,187
	Pentair Finance SA
1,500,000	2.900%, 9/15/2018	1,515,067
	Republic Services, Inc.
1,100,000	2.900%, 7/1/2026	1,062,593
	Reynolds Group Issuer, Inc.
2,935,000	5.125%, 7/15/2023[f]	3,015,713
	Roper Industries, Inc.
2,070,000	2.050%, 10/1/2018	2,076,411
	Roper Technologies, Inc.
1,140,000	2.800%, 12/15/2021	1,141,162
	Siemens Financieringsmaatschappij NV
2,280,000	4.200%, 3/16/2047[f]	2,311,829
	Standard Industries, Inc.
800,000	5.500%, 2/15/2023[f]	818,000
	Textron, Inc.
785,000	5.600%, 12/1/2017	804,746
1,225,000	7.250%, 10/1/2019	1,369,984
	United Rentals North America, Inc.
2,240,000	5.500%, 7/15/2025	2,307,200
	Waste Management, Inc.
310,000	3.125%, 3/1/2025	310,841

	Total	45,466,930

Collateralized Mortgage Obligations (0.8%)
	Alternative Loan Trust
	6.000%, 6/25/2036, Ser.
1,142,533	2006-24CB, Class A9	970,926
	Angel Oak Mortgage Trust I, LLC
	3.500%, 7/25/2046, Ser.
1,511,508	2016-1, Class A1*	1,507,741
	Bayview Opportunity Master Fund Trust
	4.000%, 6/28/2054, Ser.
3,200,000	2017-SPL2, Class Af	3,305,000
	4.000%, 10/28/2064, Ser.
5,175,000	2017-SPL1, Class Af	5,344,805
	BCAP, LLC Trust
	1.162%, 3/25/2037, Ser.
2,784,573	2007-AA1, Class 2A1[h]	2,606,627
	Citigroup Mortgage Loan Trust, Inc.
	5.500%, 11/25/2035, Ser.
795,303	2005-9, Class 21A2	768,395
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
2,551,731	2007-A4, Class 1A5	2,181,955
	COLT Mortgage Loan Trust
	2.800%, 12/26/2046, Ser.
2,693,708	2016-3, Class A1*	2,695,408
	Countrywide Alternative Loan Trust
	3.079%, 10/25/2035, Ser.
1,731,935	2005-43, Class 4A1	1,395,923
	6.000%, 4/25/2036, Ser.
1,100,349	2006-4CB, Class 1A1	913,022

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
	6.000%, 1/25/2037, Ser.
$494,945	2006-39CB, Class 1A16	$472,066
	5.500%, 5/25/2037, Ser.
3,063,749	2007-8CB, Class A1	2,579,115
	7.000%, 10/25/2037, Ser.
2,863,321	2007-24, Class A10	1,503,990
	Countrywide Home Loans, Inc.
	5.750%, 4/25/2037, Ser.
890,070	2007-3, Class A27	743,311
	Deutsche Alt-A Securities Mortgage Loan Trust
	6.000%, 10/25/2021, Ser.
704,795	2006-AR5, Class 23A	621,906
	Federal Home Loan Mortgage Corporation
	4.000%, 7/15/2031, Ser.-
7,164,693	4104, Class KIk	829,135
	3.000%, 2/15/2033, Ser.
4,107,058	4170, Class IGk	487,545
	Federal National Mortgage Association
	3.500%, 1/25/2033, Ser.
8,140,178	2012-150, Class YIk	1,087,950
	First Horizon Alternative Mortgage Securities Trust
	6.000%, 8/25/2036, Ser.
2,227,910	2006-FA4, Class 1A4[h]	1,852,131
	IndyMac INDX Mortgage Loan Trust
	1.622%, 7/25/2045, Ser.
3,212,665	2005-16IP, Class A1[h]	2,699,434
	J.P. Morgan Alternative Loan Trust
	6.500%, 3/25/2036, Ser.
1,573,265	2006-S1, Class 1A19	1,366,246
	J.P. Morgan Mortgage Trust
	3.315%, 6/25/2036, Ser.
522,470	2006-A4, Class 1A2	454,565
	3.162%, 10/25/2036, Ser.
235,074	2006-A6, Class 1A2	215,025
	1.362%, 1/25/2037, Ser.
2,959,790	2006-S4, Class A8[h]	1,628,504
	6.250%, 8/25/2037, Ser.
3,461,940	2007-S3, Class 1A10	2,540,695
	MASTR Alternative Loans Trust
	6.500%, 7/25/2034, Ser.
659,394	2004-6, Class 6A1	673,138
	1.432%, 12/25/2035, Ser.
1,860,380	2005-6, Class 2A1[h]	890,622
	Merrill Lynch Alternative Note Asset Trust
	6.000%, 3/25/2037, Ser.
634,571	2007-F1, Class 2A1	484,692
	Pretium Mortgage Credit Partners, LLC
	4.375%, 11/27/2030, Ser.
4,608,258	2015-NPL4, Class A1*,i	4,622,404
	3.500%, 4/29/2031, Ser.
3,000,000	2017-NPL1, Class A1*,c,g,i	3,000,000
	Residential Accredit Loans, Inc. Trust
	1.732%, 6/25/2035, Ser.
3,114,587	2005-QS7, Class A3[h]	2,486,073
	Residential Asset Securitization Trust
	1.362%, 8/25/2037, Ser.
3,422,337	2007-A8, Class 2A3[h]	853,206

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
	Sequoia Mortgage Trust
	3.403%, 9/20/2046, Ser.
$2,578,606	2007-1, Class 4A1	$2,104,934
	Sunset Mortgage Loan Company, LLC
	4.459%, 9/18/2045, Ser.
1,416,786	2015-NPL1, Class A*,i	1,417,888
	3.844%, 7/16/2047, Ser.
3,256,877	2016-NPL1, Class A*,i	3,264,552
	Towd Point Mortgage Trust
	2.750%, 10/25/2056, Ser.
3,843,083	2017-1, Class A1[f]	3,839,039
	WaMu Mortgage Pass Through Certificates
	2.880%, 9/25/2036, Ser.
237,023	2006-AR10, Class 1A2	221,595
	2.877%, 10/25/2036, Ser.
848,725	2006-AR12, Class 1A1	790,231
	2.662%, 11/25/2036, Ser.
2,438,510	2006-AR14, Class 1A1	2,172,839
	2.497%, 1/25/2037, Ser.
2,833,895	2006-AR18, Class 1A1	2,524,985
	1.598%, 9/25/2046, Ser.
5,076,984	2006-AR11, Class 1Ah	4,183,893
	Washington Mutual Mortgage Pass Through Certificates Trust
	7.000%, 2/25/2036, Ser.
3,017,196	2006-1, Class 2CB1	2,187,297

	Total	76,488,808

Commercial Mortgage-Backed Securities (0.7%)
	Commercial Mortgage Pass-Through Certificates
	1.897%, 6/8/2030, Ser.
1,680,000	2013-THL, Class A2[f,h]	1,681,057
	Commercial Mortgage Trust
	3.039%, 12/10/2018, Ser.
1,200,000	2013-CR13, Class A2	1,222,434
	Federal National Mortgage Association - ACES
	2.784%, 2/25/2027, Ser.
5,750,000	2017-M2, Class A2	5,655,224
	Freddie Mac Multifamily Structured Pass Through Certificates
4,384,004	2.776%, 3/25/2023	4,467,041
9,000,000	3.347%, 11/25/2026	9,296,804
	Greenwich Capital Commercial Funding Corporation
	5.867%, 12/10/2049, Ser.
4,650,000	2007-GG11, Class AM	4,705,039
	GS Mortgage Securities Trust
	2.999%, 8/10/2044, Ser.
17,207	2011-GC5, Class A2	17,196
	3.666%, 9/10/2047, Ser.
6,600,000	2104-GC24, Class A4	6,839,148
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
	3.507%, 5/15/2045, Ser.
2,663,460	2012-C6, Class A3	2,765,283
	5.829%, 2/12/2049, Ser.
3,650,000	2007-CB19, Class AM	3,652,374

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Commercial Mortgage-Backed Securities (0.7%) - continued
	JPMBB Commercial Mortgage Securities Trust
	3.231%, 1/15/2048, Ser.
$4,500,000	2014-C26, Class A3	$4,533,676
	Morgan Stanley Capital, Inc.
	5.406%, 3/15/2044, Ser.
1,470,759	2007-IQ13, Class AM	1,467,642
	SCG Trust
	2.562%, 11/15/2026, Ser.
1,150,000	2013-SRP1, Class Af,h	1,147,826
	UBS Commercial Mortgage Trust
	3.400%, 5/10/2045, Ser.
7,999,130	2012-C1, Class A3	8,322,720
	Wells Fargo Commercial Mortgage Trust
	3.617%, 9/15/2057, Ser.
4,000,000	2015-NXS3, Class A4	4,095,975
	3.839%, 9/15/2058, Ser.
3,750,000	2015-LC22, Class A4	3,900,742
	WFRBS Commercial Mortgage Trust
	2.870%, 11/15/2045, Ser.
2,000,000	2012-C9, Class A3	2,021,490

	Total	65,791,671

Communications Services (1.1%)
	21st Century Fox America, Inc.
1,620,000	6.900%, 3/1/2019	1,762,528
	Altice Financing SA
2,400,000	6.625%, 2/15/2023[f]	2,496,000
	AMC Networks, Inc.
2,295,000	5.000%, 4/1/2024	2,297,869
	America Movil SAB de CV
1,039,000	5.000%, 10/16/2019	1,110,760
	American Tower Corporation
180,000	2.800%, 6/1/2020	181,275
1,930,000	3.300%, 2/15/2021	1,956,918
	AT&T, Inc.
707,000	5.875%, 10/1/2019	769,630
615,000	2.082%, 6/30/2020[h]	622,186
1,212,000	3.875%, 8/15/2021	1,260,853
1,015,000	3.000%, 6/30/2022	1,009,068
1,115,000	3.800%, 3/1/2024	1,126,936
1,475,000	5.250%, 3/1/2037	1,502,254
1,140,000	6.350%, 3/15/2040	1,294,589
1,300,000	5.550%, 8/15/2041	1,373,225
1,527,000	5.150%, 3/15/2042	1,514,637
772,000	4.750%, 5/15/2046	722,625
	British Sky Broadcasting Group plc
1,130,000	2.625%, 9/16/2019[f]	1,136,517
	CCO Holdings, LLC
3,100,000	5.875%, 4/1/2024[f]	3,270,500
	CCOH Safari, LLC
1,300,000	5.750%, 2/15/2026[f]	1,365,000
	CenturyLink, Inc.
2,315,000	6.450%, 6/15/2021	2,459,433
	Charter Communications Operating, LLC
780,000	6.834%, 10/23/2055	906,036
920,000	3.579%, 7/23/2020	946,793
1,560,000	4.908%, 7/23/2025	1,647,248
	Clear Channel Worldwide Holdings, Inc.
2,920,000	6.500%, 11/15/2022	3,031,310

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Communications Services (1.1%) - continued
	Columbus International, Inc.
$2,945,000	7.375%, 3/30/2021[f]	$3,154,831
	Comcast Corporation
1,225,000	2.750%, 3/1/2023	1,220,377
3,265,000	4.400%, 8/15/2035	3,383,464
539,000	4.650%, 7/15/2042	562,330
2,253,000	4.750%, 3/1/2044	2,376,494
	Cox Communications, Inc.
648,000	9.375%, 1/15/2019[f]	724,834
	Crown Castle International Corporation
1,774,000	3.400%, 2/15/2021	1,804,366
2,423,000	5.250%, 1/15/2023	2,643,735
	CSC Holdings, LLC
330,000	5.500%, 4/15/2027[f]	335,363
	Digicel, Ltd.
3,875,000	6.000%, 4/15/2021*	3,521,406
	FairPoint Communications, Inc.
2,260,000	8.750%, 8/15/2019[f]	2,328,704
	Frontier Communications Corporation
3,250,000	8.875%, 9/15/2020	3,428,750
	Level 3 Communications, Inc.
3,020,000	5.375%, 1/15/2024	3,091,725
	Level 3 Financing, Inc.
995,000	5.375%, 5/1/2025	1,012,413
	Moody’s Corporation
1,045,000	2.750%, 12/15/2021	1,044,314
	Neptune Finco Corporation
1,895,000	10.875%, 10/15/2025[f]	2,278,738
	Omnicom Group, Inc.
750,000	3.600%, 4/15/2026	749,541
	S&P Global, Inc.
1,544,000	3.300%, 8/14/2020	1,577,181
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[f]	1,029,558
	SFR Group SA
3,480,000	6.000%, 5/15/2022[f]	3,606,150
	Sprint Communications, Inc.
2,025,000	6.000%, 11/15/2022	2,070,562
	Sprint Corporation
1,400,000	7.625%, 2/15/2025[e]	1,529,500
	Telefonica Emisiones SAU
1,110,000	3.192%, 4/27/2018	1,124,377
	Time Warner Entertainment Company, LP
1,691,000	8.375%, 3/15/2023	2,112,725
	Time Warner, Inc.
760,000	3.600%, 7/15/2025	751,385
975,000	6.250%, 3/29/2041	1,119,379
	T-Mobile USA, Inc.
3,570,000	6.125%, 1/15/2022	3,770,812
	Verizon Communications, Inc.
945,000	1.918%, 6/17/2019[h]	951,747
2,485,000	3.000%, 11/1/2021	2,494,778
3,489,000	5.150%, 9/15/2023	3,829,233
650,000	5.050%, 3/15/2034	660,366
1,165,000	4.272%, 1/15/2036	1,075,681
2,530,000	4.522%, 9/15/2048	2,302,816
	Viacom, Inc.
735,000	4.250%, 9/1/2023	753,964
1,900,000	4.375%, 3/15/2043	1,646,424
1,140,000	5.850%, 9/1/2043	1,200,092

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Communications Services (1.1%) - continued
	Virgin Media Secured Finance plc
$2,565,000	5.250%, 1/15/2026[f]	$2,581,031

	Total	105,613,336

Consumer Cyclical (0.7%)
	American Honda Finance Corporation
1,455,000	2.000%, 2/14/2020	1,459,518
	Automatic Data Processing, Inc.
500,000	3.375%, 9/15/2025	515,907
	Cinemark USA, Inc.
3,525,000	4.875%, 6/1/2023	3,562,012
	CVS Health Corporation
400,000	2.250%, 8/12/2019	402,660
2,900,000	4.875%, 7/20/2035	3,121,641
1,225,000	5.125%, 7/20/2045	1,349,309
	Daimler Finance North America, LLC
1,520,000	1.659%, 10/30/2019[f,h]	1,527,424
	Delphi Automotive plc
1,930,000	3.150%, 11/19/2020	1,968,681
	eBay, Inc.
760,000	2.500%, 3/9/2018	765,784
	Ford Motor Credit Company, LLC
1,140,000	5.000%, 5/15/2018	1,177,765
1,470,000	2.551%, 10/5/2018	1,481,581
1,525,000	2.943%, 1/8/2019	1,545,722
1,395,000	2.262%, 3/28/2019	1,398,348
760,000	2.459%, 3/27/2020	757,342
570,000	3.200%, 1/15/2021	576,053
1,185,000	2.417%, 3/28/2022[h]	1,198,628
	General Motors Financial Company, Inc.
1,156,000	3.700%, 11/24/2020	1,190,062
772,000	4.200%, 3/1/2021	805,769
1,630,000	4.300%, 7/13/2025	1,655,218
	Home Depot, Inc.
965,000	3.000%, 4/1/2026	963,213
1,755,000	5.400%, 9/15/2040	2,107,555
1,140,000	4.250%, 4/1/2046	1,186,665
	Hyundai Capital America
639,000	2.400%, 10/30/2018[f]	641,714
1,158,000	3.000%, 10/30/2020[f]	1,166,745
	Jaguar Land Rover Automotive plc
1,270,000	4.125%, 12/15/2018[f]	1,296,987
1,100,000	5.625%, 2/1/2023[f]	1,144,000
	KB Home
1,815,000	4.750%, 5/15/2019	1,864,912
	L Brands, Inc.
2,100,000	5.625%, 2/15/2022	2,202,375
	Lear Corporation
1,875,000	5.250%, 1/15/2025	1,977,019
	Lennar Corporation
1,100,000	4.125%, 12/1/2018	1,122,000
1,445,000	4.875%, 12/15/2023	1,477,512
	Live Nation Entertainment, Inc.
2,150,000	5.375%, 6/15/2022[f]	2,236,000
	McDonald’s Corporation
1,100,000	2.750%, 12/9/2020	1,114,631
1,520,000	2.625%, 1/15/2022	1,518,488
	MGM Resorts International
3,140,000	6.000%, 3/15/2023	3,379,425
	Newell Rubbermaid, Inc.
1,093,000	5.500%, 4/1/2046	1,241,909

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Consumer Cyclical (0.7%) - continued
	Prime Security Services Borrower, LLC
$2,930,000	9.250%, 5/15/2023[f]	$3,212,012
	Rite Aid Corporation
2,955,000	6.125%, 4/1/2023[e,f]	2,929,144
	Scientific Games International, Inc.
2,195,000	7.000%, 1/1/2022[f]	2,345,906
	Six Flags Entertainment Corporation
3,110,000	4.875%, 7/31/2024[c,f]	3,069,181
	Toll Brothers Finance Corporation
620,000	8.910%, 10/15/2017	643,250
609,000	4.000%, 12/31/2018	624,225
	West Corporation
3,470,000	5.375%, 7/15/2022[f]	3,409,275

	Total	69,333,567

Consumer Non-Cyclical (1.1%)
	Abbott Laboratories
950,000	3.400%, 11/30/2023	958,400
2,090,000	4.750%, 11/30/2036	2,154,199
723,000	4.900%, 11/30/2046	749,623
	AbbVie, Inc.
1,150,000	2.500%, 5/14/2020	1,157,704
1,910,000	3.600%, 5/14/2025	1,910,181
1,930,000	4.450%, 5/14/2046	1,846,093
	Actavis Funding SCS
2,350,000	4.550%, 3/15/2035	2,355,868
1,140,000	4.850%, 6/15/2044	1,155,247
	Altria Group, Inc.
760,000	2.850%, 8/9/2022	761,449
875,000	2.625%, 9/16/2026	827,265
	Amgen, Inc.
772,000	2.700%, 5/1/2022	773,085
875,000	3.125%, 5/1/2025	860,208
	Anheuser-Busch InBev Finance, Inc.
815,000	2.294%, 2/1/2021[h]	839,524
2,828,000	3.650%, 2/1/2026	2,859,391
3,040,000	4.700%, 2/1/2036	3,218,317
1,930,000	4.900%, 2/1/2046	2,083,896
	Anheuser-Busch InBev Worldwide, Inc.
676,000	3.750%, 1/15/2022	707,906
	BAT International Finance plc
825,000	1.641%, 6/15/2018[f,h]	827,057
	Bayer U.S. Finance, LLC
1,140,000	3.375%, 10/8/2024[f]	1,145,838
	Biogen, Inc.
1,100,000	3.625%, 9/15/2022	1,134,390
	Boston Scientific Corporation
740,000	6.000%, 1/15/2020	810,670
1,025,000	3.850%, 5/15/2025	1,040,572
1,140,000	7.375%, 1/15/2040	1,427,164
	BRF SA
1,500,000	4.750%, 5/22/2024[f]	1,446,000
	Bunge Limited Finance Corporation
960,000	8.500%, 6/15/2019	1,088,315
1,230,000	3.500%, 11/24/2020	1,261,888
	Celgene Corporation
1,685,000	2.875%, 8/15/2020	1,710,551
445,000	3.550%, 8/15/2022	457,567
	Church & Dwight Company, Inc.
530,000	2.450%, 12/15/2019	534,863
	Conagra Brands, Inc.
579,000	7.125%, 10/1/2026	709,305

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Cott Beverages, Inc.
$1,470,000	5.375%, 7/1/2022	$1,499,400
	EMD Finance, LLC
1,520,000	2.950%, 3/19/2022[f]	1,524,081
	Energizer Holdings, Inc.
2,749,000	5.500%, 6/15/2025[f]	2,803,980
	Envision Healthcare Corporation
3,165,000	5.125%, 7/1/2022[f]	3,221,369
	Express Scripts Holding Company
760,000	3.000%, 7/15/2023	734,466
1,820,000	4.500%, 2/25/2026	1,866,698
305,000	3.400%, 3/1/2027	287,231
	Gilead Sciences, Inc.
435,000	2.550%, 9/1/2020	439,577
760,000	2.950%, 3/1/2027	720,615
	Grifols Worldwide Operations, Ltd.
3,000,000	5.250%, 4/1/2022	3,114,000
	H. J. Heinz Company
1,250,000	3.500%, 7/15/2022	1,277,051
	HCA, Inc.
1,430,000	5.250%, 6/15/2026	1,498,068
1,505,000	4.500%, 2/15/2027	1,505,000
	Imperial Tobacco Finance plc
1,765,000	2.950%, 7/21/2020[f]	1,787,271
	JBS USA, LLC
2,220,000	5.750%, 6/15/2025[f]	2,242,200
	Kraft Foods Group, Inc.
1,544,000	5.000%, 6/4/2042	1,562,249
	Laboratory Corporation of America Holdings
620,000	2.625%, 2/1/2020	623,201
	McKesson Corporation
825,000	4.883%, 3/15/2044	851,422
	Mead Johnson Nutrition Company
735,000	3.000%, 11/15/2020	749,105
	Medtronic, Inc.
3,855,000	4.375%, 3/15/2035	4,035,156
735,000	4.625%, 3/15/2045	789,461
	Merck & Company, Inc.
660,000	1.409%, 2/10/2020[h]	665,824
330,000	3.700%, 2/10/2045	314,187
	Molson Coors Brewing Company
1,330,000	2.250%, 3/15/2020[f]	1,330,298
	Mondelez International, Inc.
672,000	1.554%, 2/1/2019[h]	675,371
	Mylan NV
1,550,000	3.000%, 12/15/2018	1,567,882
450,000	3.150%, 6/15/2021	451,881
2,280,000	5.250%, 6/15/2046	2,331,829
	PepsiCo, Inc.
1,545,000	2.850%, 2/24/2026	1,520,493
	Perrigo Finance Unlimited Company
2,315,000	3.500%, 3/15/2021	2,359,964
	Post Holdings, Inc.
2,550,000	5.500%, 3/1/2025[f]	2,543,625
	Reynolds American, Inc.
775,000	2.300%, 8/21/2017	777,182
2,338,000	5.700%, 8/15/2035	2,672,453
	Roche Holdings, Inc.
1,158,000	4.000%, 11/28/2044[f]	1,176,098
	Shire Acquisitions Investments Ireland Designated Activity Company
1,140,000	2.400%, 9/23/2021	1,116,387
1,140,000	3.200%, 9/23/2026	1,088,543

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Smithfield Foods, Inc.
$645,000	2.700%, 1/31/2020[f]	$644,549
	Tenet Healthcare Corporation
3,090,000	8.125%, 4/1/2022	3,221,325
	Teva Pharmaceutical Finance Netherlands III BV
1,555,000	2.200%, 7/21/2021	1,496,084
950,000	2.800%, 7/21/2023	901,496
	Thermo Fisher Scientific, Inc.
579,000	3.000%, 4/15/2023	574,518
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	991,825
	VRX Escrow Corporation
4,500,000	6.125%, 4/15/2025[f]	3,465,000
	Zoetis, Inc.
1,500,000	4.700%, 2/1/2043	1,528,039

	Total	105,358,990

Energy (0.9%)
	Anadarko Petroleum Corporation
1,085,000	4.850%, 3/15/2021	1,160,579
	Antero Resources Corporation
960,000	5.125%, 12/1/2022	972,600
1,500,000	5.625%, 6/1/2023	1,533,750
	Apache Corporation
1,500,000	4.750%, 4/15/2043	1,501,697
	Boardwalk Pipelines, LP
765,000	5.950%, 6/1/2026	847,057
735,000	4.450%, 7/15/2027	742,504
	BP Capital Markets plc
1,590,000	3.062%, 3/17/2022	1,611,734
2,285,000	3.535%, 11/4/2024	2,312,130
415,000	3.119%, 5/4/2026	406,077
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,187,677
	Canadian Natural Resources, Ltd.
1,500,000	3.450%, 11/15/2021	1,522,897
750,000	6.250%, 3/15/2038	858,295
	Cheniere Corpus Christi Holdings, LLC
2,245,000	5.875%, 3/31/2025[f]	2,340,413
	Cimarex Energy Company
1,140,000	4.375%, 6/1/2024	1,184,111
	CNOOC Nexen Finance
651,000	1.625%, 4/30/2017	650,928
	CNPC General Capital, Ltd.
543,000	2.750%, 4/19/2017[f]	543,196
	Columbia Pipeline Group, Inc.
1,480,000	2.450%, 6/1/2018	1,487,079
	Concho Resources, Inc.
1,101,432	5.500%, 10/1/2022	1,138,605
995,000	4.375%, 1/15/2025	1,001,219
	Contura Energy, Inc.
1,167,000	10.000%, 8/1/2021*,e	1,258,143
	Devon Energy Corporation
1,150,000	3.250%, 5/15/2022[e]	1,139,096
	Ecopetrol SA
640,000	5.875%, 9/18/2023	693,600
	El Paso Pipeline Partners Operating Company, LLC
1,120,000	4.300%, 5/1/2024	1,138,371
	Encana Corporation
413,000	3.900%, 11/15/2021	421,890
1,520,000	6.500%, 2/1/2038	1,696,914

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Energy (0.9%) - continued
	Energy Transfer Equity, LP
$1,470,000	5.500%, 6/1/2027	$1,536,150
	Energy Transfer Partners, LP
1,520,000	4.650%, 6/1/2021	1,599,078
970,000	4.900%, 3/15/2035	928,074
	EnLink Midstream Partners, LP
775,000	4.150%, 6/1/2025	765,605
569,000	4.850%, 7/15/2026	587,083
	Enterprise Products Operating, LLC
942,000	5.100%, 2/15/2045	983,616
	EQT Corporation
659,000	5.150%, 3/1/2018	675,734
770,000	8.125%, 6/1/2019	859,619
425,000	4.875%, 11/15/2021	456,751
	Exxon Mobil Corporation
625,000	4.114%, 3/1/2046	645,189
	Hess Corporation
1,840,000	4.300%, 4/1/2027	1,811,664
	Kinder Morgan Energy Partners, LP
1,150,000	3.500%, 3/1/2021	1,168,599
	Magellan Midstream Partners, LP
1,070,000	5.000%, 3/1/2026	1,181,424
	Marathon Oil Corporation
1,140,000	2.700%, 6/1/2020	1,131,847
1,475,000	6.600%, 10/1/2037	1,673,318
	Marathon Petroleum Corporation
560,000	3.400%, 12/15/2020	574,096
600,000	4.750%, 9/15/2044	542,489
	MPLX, LP
1,500,000	4.875%, 6/1/2025	1,571,081
1,125,000	4.125%, 3/1/2027	1,118,547
	Newfield Exploration Company
2,780,000	5.625%, 7/1/2024	2,929,425
	Noble Energy, Inc.
970,000	5.625%, 5/1/2021	999,259
	Northern Tier Energy, LLC
3,225,000	7.125%, 11/15/2020	3,354,000
	Occidental Petroleum Corporation
1,520,000	4.100%, 2/15/2047	1,466,476
	ONEOK, Inc.
1,520,000	7.500%, 9/1/2023	1,774,843
	Petrobras Global Finance BV
474,000	8.375%, 5/23/2021	536,213
1,140,000	8.750%, 5/23/2026	1,319,550
	Petroleos Mexicanos
680,000	2.378%, 4/15/2025	678,769
1,875,000	6.500%, 3/13/2027[f]	2,017,031
1,000,000	6.750%, 9/21/2047	1,015,110
	Pioneer Natural Resources Company
750,000	4.450%, 1/15/2026	789,308
	Regency Energy Partners, LP
1,470,000	5.000%, 10/1/2022	1,562,977
	Rice Energy, Inc.
2,440,000	6.250%, 5/1/2022	2,513,200
	Rowan Companies, Inc.
310,000	7.375%, 6/15/2025	312,325
	Sabine Pass Liquefaction, LLC
1,430,000	5.625%, 3/1/2025	1,550,196
	Schlumberger Holdings Corporation
560,000	3.000%, 12/21/2020[f]	572,534
950,000	4.000%, 12/21/2025[f]	989,972
	Shell International Finance BV
615,000	1.484%, 5/11/2020[h]	618,900
	Suncor Energy, Inc.
990,000	3.600%, 12/1/2024	1,003,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Energy (0.9%) - continued
	Sunoco Logistics Partners Operations, LP
$2,660,000	4.400%, 4/1/2021	$2,798,990
	Tesoro Corporation
2,920,000	4.750%, 12/15/2023[f]	3,013,703
	Valero Energy Corporation
1,900,000	3.400%, 9/15/2026	1,814,867
	Weatherford International, Ltd.
2,630,000	8.250%, 6/15/2023[e]	2,860,125
	Williams Partners, LP
950,000	4.000%, 11/15/2021	982,942
1,475,000	6.300%, 4/15/2040	1,654,055
	WPX Energy, Inc.
1,500,000	7.500%, 8/1/2020	1,590,000

	Total	89,878,984

Financials (2.5%)
	ABN AMRO Bank NV
1,550,000	4.750%, 7/28/2025[f]	1,593,561
	ACE INA Holdings, Inc.
1,115,000	4.350%, 11/3/2045	1,173,825
	AerCap Ireland Capital, Ltd.
760,000	3.750%, 5/15/2019	780,304
760,000	4.625%, 10/30/2020	803,112
760,000	4.625%, 7/1/2022	801,589
	Aetna, Inc.
1,500,000	2.800%, 6/15/2023	1,487,462
	Air Lease Corporation
800,000	2.125%, 1/15/2018	801,506
339,000	2.625%, 9/4/2018	341,822
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	967,200
2,025,000	4.125%, 3/30/2020	2,065,500
	American Express Credit Corporation
945,000	1.702%, 3/18/2019[h]	949,838
	American International Group, Inc.
530,000	3.300%, 3/1/2021	540,763
1,154,000	4.125%, 2/15/2024	1,183,477
525,000	3.900%, 4/1/2026	525,944
	Aon plc
577,000	3.875%, 12/15/2025	587,130
	Avalonbay Communities, Inc.
1,650,000	3.500%, 11/15/2025	1,656,275
	Bank of America Corporation
1,544,000	8.000%, 1/30/2018[j]	1,590,320
1,325,000	2.226%, 3/22/2018[h]	1,334,189
840,000	1.868%, 4/1/2019[h]	847,347
1,300,000	2.625%, 10/19/2020	1,303,622
1,280,000	3.300%, 1/11/2023	1,287,775
1,520,000	4.000%, 4/1/2024	1,575,804
1,540,000	4.000%, 1/22/2025	1,538,240
1,150,000	3.500%, 4/19/2026	1,134,459
1,550,000	3.824%, 1/20/2028	1,553,151
1,908,000	5.875%, 2/7/2042	2,304,759
	Bank of New York Mellon Corporation
1,930,000	2.500%, 4/15/2021	1,934,873
	Bank of Nova Scotia
1,550,000	2.700%, 3/7/2022	1,553,412
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
530,000	2.850%, 9/8/2021[f]	531,741
	Barclays Bank plc
386,000	10.179%, 6/12/2021[f]	484,016
	Barclays plc
990,000	2.750%, 11/8/2019	997,183
2,280,000	3.684%, 1/10/2023	2,289,510

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Financials (2.5%) - continued
$1,544,000	3.650%, 3/16/2025	$1,503,221
	BB&T Corporation
560,000	1.738%, 1/15/2020[h]	564,296
	Berkshire Hathaway, Inc.
965,000	2.750%, 3/15/2023	965,107
	Caisse Centrale Desjardins du Quebec
780,000	1.704%, 1/29/2018[f,h]	782,308
	Capital One Financial Corporation
820,000	2.450%, 4/24/2019	824,655
1,520,000	3.050%, 3/9/2022	1,517,902
	Centene Escrow Corporation
3,100,000	5.625%, 2/15/2021	3,244,460
	Cigna Corporation
980,000	5.375%, 2/15/2042	1,136,430
	CIT Group, Inc.
2,970,000	5.000%, 8/15/2022	3,109,204
	Citigroup, Inc.
700,000	1.779%, 4/8/2019[h]	703,502
1,900,000	1.800%, 1/10/2020[h]	1,906,373
1,555,000	2.700%, 3/30/2021	1,556,707
850,000	4.050%, 7/30/2022	885,074
2,515,000	4.400%, 6/10/2025	2,562,340
1,520,000	3.200%, 10/21/2026	1,450,756
1,140,000	4.125%, 7/25/2028	1,120,883
598,000	4.650%, 7/30/2045	623,826
	Citizens Bank NA
1,865,000	2.300%, 12/3/2018	1,874,187
	CoBank ACB
495,000	1.731%, 6/15/2022[h]	477,859
	Commonwealth Bank of Australia
1,140,000	2.250%, 3/10/2020[e,f]	1,140,641
	Compass Bank
920,000	2.750%, 9/29/2019	925,525
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
795,000	3.950%, 11/9/2022	815,751
	Credit Agricole SA
820,000	1.823%, 4/15/2019[f,h]	825,346
1,200,000	3.375%, 1/10/2022[f]	1,199,915
	Credit Suisse AG
772,000	5.400%, 1/14/2020	828,253
	Credit Suisse Group Funding, Ltd.
4,216,000	2.750%, 3/26/2020	4,221,118
1,544,000	3.750%, 3/26/2025	1,518,820
	DDR Corporation
1,585,000	4.625%, 7/15/2022	1,662,732
	Deutsche Bank AG
2,300,000	3.375%, 5/12/2021	2,313,733
950,000	4.250%, 10/14/2021[f]	973,530
	Digital Realty Trust LP
1,500,000	3.400%, 10/1/2020	1,538,201
	Discover Bank
1,750,000	8.700%, 11/18/2019	1,987,554
	Discover Financial Services
640,000	6.450%, 6/12/2017	645,407
	Duke Realty, LP
330,000	3.875%, 2/15/2021	342,551
990,000	4.375%, 6/15/2022	1,052,203
	ERP Operating, LP
337,000	3.375%, 6/1/2025	333,766
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,222,156
	Fifth Third Bancorp
740,000	2.875%, 7/27/2020	748,229

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Financials (2.5%) - continued
$530,000	2.875%, 10/1/2021	$536,346
	GE Capital International Funding Company
3,052,000	4.418%, 11/15/2035	3,223,068
	Goldman Sachs Group, Inc.
840,000	2.239%, 4/30/2018[h]	847,434
620,000	2.139%, 11/15/2018[h]	626,566
3,145,000	5.375%, 3/15/2020	3,405,236
780,000	2.201%, 4/23/2020[h]	790,934
3,088,000	5.250%, 7/27/2021	3,386,946
1,900,000	2.350%, 11/15/2021	1,862,017
1,475,000	3.000%, 4/26/2022	1,476,482
772,000	3.500%, 1/23/2025	768,958
1,260,000	4.750%, 10/21/2045	1,329,003
	Hartford Financial Services Group, Inc.
1,960,000	5.125%, 4/15/2022	2,163,746
	HBOS plc
1,932,000	6.750%, 5/21/2018[f]	2,023,132
	HCP, Inc.
2,430,000	4.000%, 12/1/2022	2,506,268
660,000	3.400%, 2/1/2025	638,471
	HSBC Bank plc
1,765,000	1.679%, 5/15/2018[f,h]	1,770,491
	HSBC Holdings plc
1,475,000	6.875%, 6/1/2021[e,j]	1,570,875
1,225,000	2.650%, 1/5/2022	1,208,255
1,170,000	3.600%, 5/25/2023	1,188,724
1,460,000	3.900%, 5/25/2026	1,474,550
	Huntington Bancshares, Inc.
304,000	2.600%, 8/2/2018	306,691
	Huntington National Bank
1,030,000	2.200%, 11/6/2018	1,034,303
	Icahn Enterprises, LP
1,565,000	6.000%, 8/1/2020	1,611,950
1,045,000	6.750%, 2/1/2024[e,f]	1,077,656
	ING Capital Funding Trust III
1,015,000	4.747%, 6/30/2017[h,j]	1,013,092
	ING Groep NV
1,125,000	3.150%, 3/29/2022	1,127,880
	International Lease Finance Corporation
375,000	4.625%, 4/15/2021	395,388
750,000	5.875%, 8/15/2022	834,310
	J.P. Morgan Chase & Company
2,335,000	7.900%, 4/30/2018[j]	2,419,644
1,215,000	6.300%, 4/23/2019	1,319,938
625,000	2.250%, 1/23/2020	626,983
900,000	2.295%, 8/15/2021	890,563
1,930,000	4.500%, 1/24/2022	2,079,726
1,158,000	3.200%, 1/25/2023	1,169,638
1,950,000	2.700%, 5/18/2023	1,907,248
825,000	2.273%, 10/24/2023[h]	843,917
1,320,000	3.625%, 5/13/2024	1,348,376
2,585,000	3.125%, 1/23/2025	2,542,503
1,250,000	3.300%, 4/1/2026	1,225,378
	KeyBank NA
1,225,000	2.350%, 3/8/2019	1,234,522
	KeyCorp
1,600,000	2.900%, 9/15/2020	1,625,838
	Kookmin Bank
1,225,000	1.625%, 8/1/2019[f]	1,207,483
	Liberty Mutual Group, Inc.
760,000	4.950%, 5/1/2022[f]	825,643

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Financials (2.5%) - continued
	Liberty Property, LP
$2,210,000	3.750%, 4/1/2025	$2,222,281
	Lincoln National Corporation
750,000	8.750%, 7/1/2019	855,458
	Lloyds Bank plc
885,000	1.657%, 3/16/2018[h]	887,266
	MetLife, Inc.
1,300,000	4.050%, 3/1/2045	1,256,882
	Mitsubishi UFJ Financial Group, Inc.
1,200,000	2.190%, 9/13/2021	1,173,775
	Mizuho Bank, Ltd.
960,000	1.850%, 3/21/2018[f]	959,326
	Morgan Stanley
2,625,000	6.625%, 4/1/2018	2,747,089
560,000	2.318%, 4/25/2018[h]	565,809
780,000	2.177%, 1/27/2020[h]	793,472
760,000	5.550%, 7/15/2020[j]	781,888
945,000	2.500%, 4/21/2021	939,806
1,900,000	2.625%, 11/17/2021	1,884,952
670,000	4.875%, 11/1/2022	724,344
1,530,000	4.000%, 7/23/2025	1,578,264
1,925,000	4.350%, 9/8/2026	1,959,051
	MPT Operating Partnership, LP
2,200,000	6.375%, 3/1/2024	2,365,000
	Nasdaq, Inc.
900,000	3.850%, 6/30/2026	895,073
	National City Corporation
975,000	6.875%, 5/15/2019	1,070,732
	Park Aerospace Holdings, Ltd.
3,555,000	5.500%, 2/15/2024[f]	3,697,200
	Prudential Financial, Inc.
530,000	2.350%, 8/15/2019	535,113
	Quicken Loans, Inc.
3,705,000	5.750%, 5/1/2025[f]	3,640,162
	Realty Income Corporation
1,475,000	4.125%, 10/15/2026	1,518,964
	Regions Bank
344,000	7.500%, 5/15/2018	364,208
	Regions Financial Corporation
1,400,000	2.250%, 9/14/2018	1,404,236
1,158,000	3.200%, 2/8/2021	1,177,494
	Reinsurance Group of America, Inc.
990,000	5.000%, 6/1/2021	1,077,169
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019[f]	664,315
	Royal Bank of Scotland Group plc
850,000	8.625%, 8/15/2021[j]	886,125
1,000,000	3.875%, 9/12/2023	985,420
	Santander Holdings USA, Inc.
1,030,000	3.450%, 8/27/2018	1,048,450
	Santander UK Group Holdings plc
1,351,000	2.875%, 10/16/2020	1,352,408
	Santander UK plc
608,000	3.050%, 8/23/2018	617,707
	Simon Property Group, LP
570,000	2.500%, 9/1/2020	575,121
1,400,000	2.750%, 2/1/2023	1,381,985
1,520,000	4.250%, 11/30/2046	1,470,255
	Skandinaviska Enskilda Banken AB
1,025,000	2.375%, 3/25/2019[f]	1,031,295
	Standard Chartered plc
1,200,000	2.100%, 8/19/2019[f]	1,190,026
	State Street Corporation
873,000	1.952%, 8/18/2020[h]	889,599

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Financials (2.5%) - continued
	Sumitomo Mitsui Banking Corporation
$930,000	1.603%, 1/16/2018[h]	$932,547
	Sumitomo Mitsui Financial Group, Inc.
1,140,000	3.010%, 10/19/2026	1,090,788
	SunTrust Banks, Inc.
1,500,000	2.250%, 1/31/2020	1,504,710
	Svenska Handelsbanken AB
1,190,000	1.638%, 6/17/2019[h]	1,192,764
	Synchrony Financial
520,000	2.265%, 2/3/2020[h]	523,454
560,000	3.750%, 8/15/2021	576,945
2,125,000	4.250%, 8/15/2024	2,176,361
	Toronto-Dominion Bank
560,000	2.051%, 12/14/2020[h]	568,766
	UBS Group Funding Jersey, Ltd.
1,930,000	2.950%, 9/24/2020[f]	1,942,603
1,158,000	4.125%, 9/24/2025[f]	1,177,480
	UBS Group Funding Switzerland AG
1,505,000	3.491%, 5/23/2023[f]	1,514,536
	UnitedHealth Group, Inc.
375,000	3.350%, 7/15/2022	387,940
3,450,000	4.625%, 7/15/2035	3,753,072
	USB Realty Corporation
535,000	2.169%, 1/15/2022[f,h,j]	454,750
	Ventas Realty, LP
1,550,000	3.100%, 1/15/2023	1,539,725
	Voya Financial, Inc.
1,185,000	2.900%, 2/15/2018	1,195,742
	Wells Fargo & Company
780,000	1.719%, 1/30/2020[h]	783,295
1,550,000	2.550%, 12/7/2020	1,557,638
1,550,000	3.069%, 1/24/2023	1,556,637
1,520,000	3.450%, 2/13/2023	1,533,674
1,320,000	3.000%, 2/19/2025	1,286,927
1,875,000	3.000%, 4/22/2026	1,795,440
1,475,000	3.000%, 10/23/2026	1,412,087
1,500,000	4.900%, 11/17/2045	1,570,395
	Welltower, Inc.
300,000	2.250%, 3/15/2018	301,299
655,000	3.750%, 3/15/2023	670,806
740,000	4.000%, 6/1/2025	749,991

	Total	234,008,494

Foreign Government (0.1%)
	Argentina Government International Bond
1,110,000	7.500%, 4/22/2026[f]	1,177,710
380,000	6.875%, 1/26/2027[f]	384,560
	Brazil Government International Bond
1,000,000	7.125%, 1/20/2037	1,135,000
	Colombia Government International Bond
1,235,000	3.875%, 4/25/2027	1,230,060
	Export-Import Bank of Korea
765,000	2.250%, 1/21/2020	763,337
	Indonesia Government International Bond
2,300,000	5.250%, 1/8/2047[f]	2,469,110
	Kommunalbanken AS
1,270,000	1.500%, 10/22/2019[f]	1,262,240

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Foreign Government (0.1%) - continued
	Mexico Government International Bond
$1,845,000	4.150%, 3/28/2027	$1,877,287

	Total	10,299,304

Mortgage-Backed Securities (9.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
65,920,000	3.000%, 4/1/2032[c]	67,593,168
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
72,020,000	4.000%, 4/1/2047[c]	75,547,857
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
21,850,000	2.500%, 4/1/2032[c]	21,856,828
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,239,684	1.741%, 7/1/2043[h]	6,393,781
5,680,430	2.043%, 7/1/2043[h]	5,823,057
5,225,861	2.052%, 8/1/2043[h]	5,344,239
144,450,000	3.000%, 4/1/2047[c]	143,253,781
336,250,000	3.500%, 4/1/2047[c]	343,973,259
197,870,000	4.000%, 4/1/2047[c]	207,547,070
64,343,000	4.500%, 4/1/2047[c]	68,995,301

	Total	946,328,341

Technology (0.6%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	517,523
	Apple, Inc.
615,000	1.334%, 5/6/2020[h]	617,424
925,000	3.000%, 2/9/2024	932,739
2,676,000	3.200%, 5/13/2025	2,703,188
1,154,000	4.650%, 2/23/2046	1,237,428
1,875,000	4.250%, 2/9/2047	1,897,022
	Applied Materials, Inc.
736,000	3.300%, 4/1/2027	736,874
	Avnet, Inc.
1,100,000	3.750%, 12/1/2021	1,112,362
	Cisco Systems, Inc.
825,000	1.555%, 3/1/2019[h]	831,276
	CommScope Technologies Finance, LLC
2,125,000	6.000%, 6/15/2025[f]	2,225,937
	Diamond 1 Finance Corporation
950,000	3.480%, 6/1/2019[f]	973,904
755,000	5.450%, 6/15/2023[f]	814,500
579,000	6.020%, 6/15/2026[f]	632,398
1,140,000	8.100%, 7/15/2036[f]	1,432,312
760,000	8.350%, 7/15/2046[f]	986,074
	Equinix, Inc.
2,695,000	5.750%, 1/1/2025	2,849,962
	Fidelity National Information Services, Inc.
1,560,000	2.850%, 10/15/2018	1,581,441
1,159,000	3.625%, 10/15/2020	1,204,239
	First Data Corporation
1,570,000	5.375%, 8/15/2023[f]	1,634,762
	Hewlett Packard Enterprise Company
1,520,000	2.450%, 10/5/2017	1,524,451
760,000	2.850%, 10/5/2018	769,011

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Technology (0.6%) - continued
$760,000	4.400%, 10/15/2022	$795,816
	Intel Corporation
320,000	3.100%, 7/29/2022	328,847
925,000	3.700%, 7/29/2025	966,978
1,737,000	4.100%, 5/19/2046	1,732,795
	International Business Machines Corporation
1,544,000	4.700%, 2/19/2046[e]	1,693,782
	Iron Mountain, Inc.
2,740,000	6.000%, 8/15/2023	2,883,850
	Micron Technology, Inc.
4,415,000	7.500%, 9/15/2023[f]	4,928,244
	Microsoft Corporation
2,400,000	4.750%, 11/3/2055	2,571,898
2,400,000	4.200%, 11/3/2035	2,515,610
1,325,000	3.700%, 8/8/2046	1,241,158
1,850,000	4.250%, 2/6/2047	1,895,754
	NXP BV
1,830,000	3.875%, 9/1/2022[f]	1,871,175
	Oracle Corporation
565,000	2.500%, 5/15/2022	563,367
1,544,000	2.400%, 9/15/2023	1,500,353
1,690,000	2.950%, 5/15/2025	1,667,983
	Qualcomm, Inc.
1,158,000	3.000%, 5/20/2022	1,171,737
	Sensata Technologies UK Financing Company plc
1,555,000	6.250%, 2/15/2026[f]	1,648,300

	Total	57,192,474

Transportation (0.2%)
	Air Canada Pass Through Trust
473,391	3.875%, 3/15/2023[f]	461,556
	American Airlines Pass Through Trust
1,463,532	3.375%, 5/1/2027	1,434,262
	Avis Budget Car Rental, LLC
2,275,000	5.125%, 6/1/2022[e,f]	2,196,854
1,625,000	6.375%, 4/1/2024[e,f]	1,627,031
	Burlington Northern Santa Fe, LLC
1,320,000	5.050%, 3/1/2041	1,475,742
1,640,000	3.900%, 8/1/2046	1,573,611
	Continental Airlines, Inc.
666,326	4.150%, 4/11/2024	697,589
	CSX Corporation
532,000	3.700%, 11/1/2023	554,491
	Delta Air Lines, Inc.
268,062	4.950%, 5/23/2019	279,790
830,000	2.875%, 3/13/2020	836,772
	ERAC USA Finance, LLC
294,000	2.800%, 11/1/2018[f]	297,536
	J.B. Hunt Transport Services, Inc.
510,000	3.300%, 8/15/2022	518,179
	Southwest Airlines Company
1,075,000	2.750%, 11/6/2019	1,092,015
	Virgin Australia Holdings, Ltd.
253,881	5.000%, 10/23/2023[f]	264,036
	XPO Logistics, Inc.
2,270,000	6.500%, 6/15/2022[e,f]	2,383,500

	Total	15,692,964

U.S. Government and Agencies (7.2%)
	Federal National Mortgage Association
540,000	6.250%, 5/15/2029	722,655

Principal Amount	Long-Term Fixed Income (29.5%)	Value
U.S. Government and Agencies (7.2%) - continued
	Tennessee Valley Authority
$520,000	5.250%, 9/15/2039	$655,910
	U.S. Treasury Bonds
4,750,000	5.250%, 11/15/2028	6,068,681
2,975,000	4.375%, 5/15/2040	3,692,951
35,920,000	3.625%, 2/15/2044	40,012,904
25,136,000	2.500%, 5/15/2046	22,502,602
3,000,000	2.875%, 11/15/2046	2,909,766
	U.S. Treasury Bonds, TIPS
35,663,314	0.125%, 1/15/2023	35,641,987
135,245	2.375%, 1/15/2025	155,992
31,849,818	0.625%, 1/15/2026	32,436,459
95,482	2.125%, 2/15/2040	120,480
1,020,775	0.750%, 2/15/2042	981,620
	U.S. Treasury Notes
2,900,000	0.875%, 4/15/2017	2,900,223
700,000	0.875%, 5/15/2017	700,164
25,100,000	0.875%, 3/31/2018	25,049,022
65,050,000	1.000%, 11/30/2018	64,821,284
14,000,000	0.750%, 2/15/2019	13,873,132
13,600,000	1.000%, 10/15/2019	13,462,939
112,320,000	1.500%, 10/31/2019	112,526,220
76,185,000	1.375%, 9/30/2020	75,417,208
5,000,000	1.375%, 5/31/2021	4,910,545
38,359,000	1.125%, 8/31/2021	37,160,281
1,000,000	2.125%, 9/30/2021	1,010,234
6,400,000	1.875%, 2/28/2022	6,385,498
2,000,000	2.125%, 6/30/2022	2,013,438
8,105,000	1.625%, 8/15/2022	7,938,467
1,520,000	1.375%, 9/30/2023	1,446,435
50,800,000	1.625%, 10/31/2023	49,083,519
68,135,000	2.250%, 11/15/2024	67,943,404
55,654,000	2.000%, 11/15/2026	53,749,576
	U.S. Treasury Notes, TIPS
4,405,006	0.125%, 4/15/2021	4,450,259

	Total	690,743,855

Utilities (0.8%)
	American Electric Power Company, Inc.
2,552,000	2.950%, 12/15/2022	2,564,650
	Arizona Public Service Company
675,000	2.200%, 1/15/2020	676,497
	Berkshire Hathaway Energy Company
455,000	2.400%, 2/1/2020	458,354
	Calpine Corporation
1,470,000	5.375%, 1/15/2023[e]	1,488,375
	CMS Energy Corporation
1,140,000	2.950%, 2/15/2027	1,080,549
1,140,000	3.450%, 8/15/2027	1,134,330
	Commonwealth Edison Company
1,300,000	3.700%, 3/1/2045	1,228,131
650,000	4.350%, 11/15/2045	676,391
	Consolidated Edison Company of New York, Inc.
579,000	4.500%, 12/1/2045	615,216
	Consolidated Edison, Inc.
772,000	2.000%, 5/15/2021	758,285
	Dominion Resources, Inc.
1,495,000	2.962%, 7/1/2019	1,516,105
	DTE Electric Company
965,000	3.700%, 3/15/2045	925,973
1,225,000	3.700%, 6/1/2046	1,177,643
	DTE Energy Company
265,000	2.400%, 12/1/2019	266,596

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Utilities (0.8%) - continued
	Duke Energy Corporation
$1,073,000	2.100%, 6/15/2018	$1,077,118
1,520,000	3.750%, 9/1/2046	1,369,768
	Duke Energy Florida, LLC
1,030,000	3.200%, 1/15/2027	1,035,174
	Duke Energy Indiana, LLC
1,550,000	3.750%, 5/15/2046	1,469,298
	Dynegy, Inc.
2,665,000	7.375%, 11/1/2022	2,645,012
	Edison International
1,520,000	2.950%, 3/15/2023	1,518,130
	Emera U.S. Finance, LP
1,175,000	2.150%, 6/15/2019	1,174,541
1,160,000	4.750%, 6/15/2046	1,170,171
	Enbridge Energy Partners, LP
1,840,000	5.875%, 10/15/2025	2,056,478
	Enel Finance International NV
474,000	6.250%, 9/15/2017[f]	483,498
	Eversource Energy
565,000	1.600%, 1/15/2018	564,627
	Exelon Corporation
825,000	5.100%, 6/15/2045	891,740
1,158,000	4.450%, 4/15/2046	1,146,964
	Exelon Generation Company, LLC
1,077,000	5.200%, 10/1/2019	1,152,062
1,385,000	2.950%, 1/15/2020	1,403,887
	Great Plains Energy, Inc.
1,200,000	2.500%, 3/9/2020	1,206,698
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	304,464
760,000	5.300%, 7/1/2043	845,387
	Kinder Morgan Energy Partners, LP
1,870,000	6.500%, 9/1/2039	2,073,142
	MidAmerican Energy Holdings Company
2,316,000	6.500%, 9/15/2037	3,012,134
	Monongahela Power Company
990,000	5.400%, 12/15/2043[f]	1,164,635
	National Rural Utilities Cooperative Finance Corporation
1,500,000	2.300%, 11/1/2020	1,501,995
	NextEra Energy Capital Holdings, Inc.
965,000	2.300%, 4/1/2019	970,804
	NiSource Finance Corporation
2,200,000	5.650%, 2/1/2045	2,556,248
	Northern States Power Company
1,670,000	4.125%, 5/15/2044	1,701,409
	NRG Energy, Inc.
1,100,000	6.625%, 3/15/2023	1,125,437
	Oncor Electric Delivery Company, LLC
960,000	3.750%, 4/1/2045	910,576
	Pacific Gas & Electric Company
1,850,000	3.300%, 3/15/2027	1,859,472
1,158,000	4.250%, 3/15/2046	1,184,993
	PG&E Corporation
485,000	2.400%, 3/1/2019	488,412
	PPL Capital Funding, Inc.
508,000	3.500%, 12/1/2022	519,481
1,900,000	5.000%, 3/15/2044	2,008,619
	Regency Energy Partners, LP
1,520,000	5.875%, 3/1/2022	1,671,225
	Sempra Energy
1,640,000	6.150%, 6/15/2018	1,726,820
630,000	2.400%, 3/15/2020	632,210

Principal Amount	Long-Term Fixed Income (29.5%)	Value
Utilities (0.8%) - continued
	Southern California Edison Company
$375,000	2.400%, 2/1/2022	$373,497
1,500,000	4.000%, 4/1/2047	1,499,316
	Southern Company
1,550,000	1.850%, 7/1/2019	1,541,432
1,550,000	4.400%, 7/1/2046	1,481,041
	Southwestern Electric Power Company
620,000	3.900%, 4/1/2045	585,160
	Targa Resources Partners, LP
975,000	5.250%, 5/1/2023	996,937
	Tesoro Logistics, LP
2,460,000	5.250%, 1/15/2025	2,567,625
	TransAlta Corporation
1,213,000	1.900%, 6/3/2017	1,213,000
	Xcel Energy, Inc.
1,450,000	3.350%, 12/1/2026	1,449,630

	Total	72,897,362

	Total Long-Term Fixed Income (cost $2,792,961,454)	2,809,601,127

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
798	Henkel AG & Company KGaA, 1.470%	102,284

	Total	102,284

Energy (<0.1%)
25,286	Alpha Natural Resources, Inc., 0.000%[d]	499,398
25,286	ANR Holdings, Inc., 0.000%[d]	120,109

	Total	619,507

	Total Preferred Stock (cost $194,605)	721,791

Shares	Collateral Held for Securities Loaned (0.9%)	Value
81,148,539	Thrivent Cash Management Trust	81,148,539

	Total Collateral Held for Securities Loaned (cost $81,148,539)	81,148,539

Shares or Principal Amount	Short-Term Investments (15.8%)[l]	Value
	Federal Home Loan Bank Discount Notes
2,400,000	0.530%, 4/5/2017[m]	2,399,909
8,300,000	0.530%, 4/7/2017[m]	8,299,361
6,850,000	0.700%, 4/17/2017[m]	6,848,164
5,250,000	0.750%, 4/28/2017[m]	5,247,485
1,500,000	0.770%, 5/3/2017[m]	1,499,088
2,000,000	0.695%, 5/18/2017	1,998,200
6,600,000	0.770%, 5/31/2017[m]	6,592,238
12,000,000	0.795%, 6/13/2017[m]	11,982,252
3,200,000	0.790%, 6/16/2017[m]	3,195,066
4,000,000	0.785%, 6/23/2017[m]	3,993,248
12,000,000	0.840%, 7/19/2017[m]	11,972,184
	Thrivent Core Short-Term Reserve Fund
144,245,992	1.070%	1,442,459,922

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (15.8%)[l]	Value
	U.S. Treasury Bills
3,500,000	0.728%, 5/11/2017[n]	$3,497,316

	Total Short-Term Investments (cost $1,509,977,376)	1,509,984,433

	Total Investments (cost $9,531,835,609) 110.5%	$10,544,419,600

	Other Assets and Liabilities, Net (10.5%)	(998,483,590)

	Total Net Assets 100.0%	$9,545,936,010

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $243,970,273 or 2.6% of total net assets.

g

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Portfolio as of March 31, 2017 was $117,458,133 or 1.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$1,399,300
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	1,508,840
Apidos CLO XVIII, 7/22/2026	6/25/2014	1,396,500
Ares CLO, Ltd., 10/12/2023	5/15/2015	3,515,112
Ares XXXII CLO, Ltd., 11/15/2025	2/3/2017	2,750,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	1,399,300
Babson CLO, Ltd., 10/17/2026	3/10/2017	1,400,000
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	821,669
Betony CLO, Ltd., 4/15/2027	11/17/2016	1,260,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	1,400,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	1,398,586
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	876,249
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	1,400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	1,348,628
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	1,400,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	2,695,966
Contura Energy, Inc., 8/1/2021	5/20/2013	1,569,618
Digicel, Ltd., 4/15/2021	8/18/2014	3,682,986
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	931,436
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	3,276,612
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	1,021,515
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	1,400,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	1,400,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	63,309
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	4,500,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	1,325,000
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	2,686,230
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	1,346,625
Limerock CLO III, LLC, 10/20/2026	1/30/2017	4,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	1,523,170
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	2,942,281
Magnetite XII, Ltd., 4/15/2027	11/17/2016	4,425,000
Marlette Funding Trust, 1/17/2023	7/20/2016	1,359,380
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	4,513,280
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	2,672,482
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	1,100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	4,500,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	1,400,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	4,500,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	1,392,020
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	2,412,068

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Security	Acquisition Date	Cost
Pretium Mortgage Credit Partners, LLC, 11/27/2030	2/22/2017	$4,642,641
Pretium Mortgage Credit Partners, LLC, 4/29/2031	3/31/2017	3,000,000
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	3,260,000
Shackleton, Ltd., 4/15/2027	12/16/2016	4,500,000
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	1,416,786
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	3,256,877
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	1,012,784
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	4,500,000
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	3,638,518
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	734,974
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	1,397,900

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of March 31, 2017:

Securities Lending Transactions

Taxable Debt Security	$20,287,187
Common Stock	58,590,942

Total lending	$78,878,129
Gross amount payable upon return of collateral for securities loaned	$81,148,539

Net amounts due to counterparty	$2,270,410

    Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,087,987,033
Gross unrealized depreciation	(75,403,042)

Net unrealized appreciation (depreciation)	$1,012,583,991

Cost for federal income tax purposes	$9,531,835,609

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	10,798,172	–	10,798,172	–
Capital Goods	9,504,545	–	9,504,545	–
Communications Services	50,417,214	–	49,421,143	996,071
Consumer Cyclical	19,342,176	–	18,345,643	996,533
Consumer Non-Cyclical	20,505,940	–	20,505,940	–
Energy	13,345,568	–	13,345,568	–
Financials	9,597,471	–	9,597,471	–
Technology	16,907,980	–	16,907,980	–
Transportation	4,831,774	–	4,831,774	–
Utilities	7,280,975	–	7,280,975	–
Common Stock
Consumer Discretionary	442,596,046	430,792,251	11,803,795	–
Consumer Staples	111,307,921	105,219,255	6,088,666	–
Energy	177,793,950	169,514,672	8,279,278	–
Financials	507,959,388	489,162,860	18,796,528	–
Health Care	388,553,726	383,381,372	5,172,354	–
Industrials	375,220,227	360,206,373	15,013,854	–
Information Technology	794,184,254	790,618,462	3,565,792	–
Materials	113,735,750	102,302,302	11,433,439	9
Real Estate	96,857,313	93,684,841	3,172,472	–
Telecommunications Services	20,365,661	16,872,243	3,493,418	–
Utilities	72,927,696	70,418,969	2,508,727	–
Registered Investment Companies
Affiliated Equity Holdings	1,785,366,315	1,785,366,315	–	–
Affiliated Fixed Income Holdings	1,016,344,016	1,016,344,016	–	–
Equity Funds/ETFs	49,943,798	49,943,798	–	–
Fixed Income Funds/ETFs	27,275,834	27,275,834	–	–
Long-Term Fixed Income
Asset-Backed Securities	197,065,792	–	195,665,792	1,400,000
Basic Materials	27,440,255	–	27,440,255	–
Capital Goods	45,466,930	–	45,466,930	–
Collateralized Mortgage Obligations	76,488,808	–	64,839,003	11,649,805
Commercial Mortgage-Backed Securities	65,791,671	–	65,791,671	–
Communications Services	105,613,336	–	105,613,336	–
Consumer Cyclical	69,333,567	–	69,333,567	–
Consumer Non-Cyclical	105,358,990	–	105,358,990	–
Energy	89,878,984	–	89,878,984	–
Financials	234,008,494	–	234,008,494	–
Foreign Government	10,299,304	–	10,299,304	–
Mortgage-Backed Securities	946,328,341	–	946,328,341	–
Technology	57,192,474	–	57,192,474	–
Transportation	15,692,964	–	15,692,964	–
U.S. Government and Agencies	690,743,855	–	690,743,855	–
Utilities	72,897,362	–	72,897,362	–
Preferred Stock
Consumer Staples	102,284	–	102,284	–
Energy	619,507	–	619,507	–
Short-Term Investments	67,524,511	–	67,524,511	–

Subtotal Investments in Securities	$9,020,811,139	$5,891,103,563	$3,114,665,158	$15,042,418

Other Investments*	Total

Short-Term Investments	1,442,459,922
Collateral Held for Securities Loaned	81,148,539

Subtotal Other Investments	$1,523,608,461

Total Investments at Value	$10,544,419,600

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	10,980,741	10,980,741	–	–

Total Asset Derivatives	$10,980,741	$10,980,741	$–	$–

Liability Derivatives
Futures Contracts	1,549,176	1,549,176	–	–
Credit Default Swaps	1,796,091	–	1,796,091	–

Total Liability Derivatives	$3,345,267	$1,549,176	$1,796,091	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $56,437,278 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	392	June 2017	$48,673,566	$48,828,500	$154,934
CBOT 2-Yr. U.S. Treasury Note	(512)	July 2017	(110,814,438)	(110,824,002)	(9,564)
CBOT 5-Yr. U.S. Treasury Note	2,473	July 2017	291,261,383	291,137,783	(123,600)
CBOT U.S. Long Bond	847	June 2017	127,118,929	127,764,656	645,727
CME E-mini S&P Mid-Cap 400 Index	(2,595)	June 2017	(444,580,995)	(445,872,900)	(1,291,905)
CME S&P 500 Index	53	June 2017	31,383,507	31,259,400	(124,107)
CME Ultra Long Term U.S. Treasury Bond	222	June 2017	35,489,515	35,658,750	169,235
ICE mini MSCI EAFE Index	6,067	June 2017	531,616,386	540,569,700	8,953,314
NYBOT NYF mini Russell 2000 Index	1,429	June 2017	97,857,849	98,915,380	1,057,531
Total Futures Contracts					$9,431,565

The following table presents Moderate Allocation Portfolio’s swaps contracts held as of March 31, 2017. Investments totaling $3,497,316 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 27, 5 Year, at 5.00%; Morgan Stanley & Company	Buy	12/20/2021	$92,070,000	($1,796,091)	($1,796,091)
Total Credit Default Swaps				($1,796,091)	($1,796,091)

1

As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Small Cap Stock	$81,966,430	$–	$–	4,432,127	$85,836,564	$–
Mid Cap Stock	297,931,385	–	–	15,614,280	308,802,046	–
Partner Worldwide Allocation	518,923,651	–	–	57,080,403	560,683,674	–
Large Cap Value	510,265,482	–	–	30,302,240	533,349,728	–
Large Cap Stock	277,434,277	–	–	22,936,793	296,694,303	–
High Yield	169,180,064	2,358,020	–	35,956,464	173,087,228	2,357,544
Income	521,696,215	4,447,465	–	52,252,690	529,523,538	4,446,000
Limited Maturity Bond	311,124,857	1,474,066	–	31,875,038	313,733,250	1,474,822
Cash Management Trust-Collateral Investment	186,669,340	119,592,271	225,113,072	81,148,539	81,148,539	328,689
Core Short-Term Reserve Fund	1,389,006,154	387,756,302	334,302,534	144,245,992	1,442,459,922	3,440,555
Total Value and Income Earned	$4,264,197,855				$4,325,318,792	$12,047,610

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (2.4%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$770,000	5.000%, 2/28/2024[b,c]	$768,314
	Axalta Coating Systems US Holdings, Inc., Term Loan
1,082,147	3.647%, 2/1/2023	1,090,566
	Chemours Company, Term Loan
290,000	0.000%, 5/12/2022[b,c]	291,450
1,025,370	6.000%, 5/12/2022	1,030,497
	Contura Energy, Inc., Term Loan
1,415,000	6.000%, 2/23/2024	1,397,313
	Fortescue Metals Group, Ltd., Term Loan
289,946	3.750%, 6/30/2019	291,442
	Ineos Finance, LLC, Term Loan
2,600,000	0.000%, 3/31/2022[b,c]	2,612,532
	Tronox Pigments BV, Term Loan
1,946,378	4.647%, 3/19/2020	1,956,927

	Total	9,439,041

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
962,413	3.698%, 11/10/2023	967,428
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,655,000	5.030%, 11/30/2023	2,679,904
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,810,000	0.000%, 5/15/2022[b,c]	1,810,000

	Total	5,457,332

Communications Services (0.7%)
	Altice US Finance I Corporation, Term Loan
1,051,725	3.982%, 1/15/2025	1,049,758
	Atlantic Broadband Penn, LLC, Term Loan
879,939	3.482%, 11/30/2019	881,919
	Beasley Broadcast Group, Inc., Term Loan
769,132	7.000%, 11/1/2023	778,746
	Cengage Learning Acquisitions, Term Loan
1,141,375	5.250%, 6/7/2023	1,086,087
	Charter Communications Operating, LLC, Term Loan
812,889	2.990%, 7/1/2020	814,693
802,915	2.990%, 1/3/2021	804,520
	Hargray Communications Group, Inc., Term Loan
1,935,373	4.897%, 6/26/2019	1,942,631
	Hargray Merger Subsidiary Corporation, Term Loan
565,000	0.000%, 6/24/2024[b,c]	565,881
	Intelsat Jackson Holdings SA, Term Loan
650,968	3.887%, 6/30/2019	636,686
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,585,000	4.523%, 1/7/2022	2,573,161
	LTS Buyer, LLC, Term Loan
1,976,419	4.397%, 4/13/2020	1,983,831
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,761,687	5.000%, 5/4/2022	1,740,160

Principal Amount	Bank Loans (2.4%)[a]	Value
Communications Services (0.7%) - continued
	NEP Broadcasting, LLC, Term Loan
$134,286	10.000%, 7/22/2020	$135,461
	NEP/NCP Holdco, Inc., Term Loan
2,478,993	4.250%, 1/22/2020	2,477,952
	SBA Senior Finance II, LLC, Term Loan
1,807,800	3.240%, 6/10/2022	1,807,800
	SFR Group SA, Term Loan
645,000	0.000%, 3/22/2025[b,c]	642,381
	Sprint Communications, Inc., Term Loan
2,960,000	3.500%, 2/2/2024	2,957,898
	Syniverse Holdings, Inc., Term Loan
1,506,611	4.147%, 4/23/2019	1,380,899
	TNS, Inc., Term Loan
693,005	5.000%, 2/14/2020	697,337
	Univision Communications, Inc., Term Loan
1,876,509	3.750%, 3/15/2024	1,863,993
	Virgin Media Bristol, LLC, Term Loan
1,475,000	3.662%, 1/31/2025	1,478,230
	WideOpenWest Finance, LLC, Term Loan
3,805,875	4.554%, 8/18/2023	3,822,773
	Zayo Group, LLC, Term Loan
652,500	3.500%, 1/13/2024[b,c]	654,764
1,357,500	3.500%, 1/19/2024	1,362,211

	Total	34,139,772

Consumer Cyclical (0.3%)
	Amaya Holdings BV, Term Loan
2,862,087	4.647%, 8/1/2021	2,866,866
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,094,626	3.700%, 8/13/2021	1,097,702
	Ceridian HCM Holding, Inc., Term Loan
566,107	4.540%, 9/15/2020	561,153
	Four Seasons Holdings, Inc., Term Loan
1,127,175	4.147%, 11/30/2023	1,138,447
	Golden Nugget, Inc., Term Loan
543,611	4.540%, 11/21/2019	550,749
	Golden Nugget, Inc., Term Loan Delayed Draw
232,976	4.500%, 11/21/2019	236,035
	IMG Worldwide, Inc., Term Loan
633,333	8.290%, 5/6/2022	639,667
	Mohegan Tribal Gaming Authority, Term Loan
1,521,188	5.500%, 10/13/2023	1,522,770
	Scientific Games International, Inc., Term Loan
3,420,000	4.846%, 10/1/2021	3,462,203
	Seminole Indian Tribe of Florida, Term Loan
622,800	3.397%, 4/29/2020	623,578

	Total	12,699,170

Consumer Non-Cyclical (0.5%)
	Albertson’s, LLC, Term Loan
841,965	4.401%, 12/21/2022	846,966
1,527,098	4.302%, 6/22/2023	1,534,733

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (2.4%)[a]	Value
Consumer Non-Cyclical (0.5%) - continued
	Berry Plastics Corporation, Term Loan
$2,235,000	3.108%, 2/8/2020	$2,247,225
815,000	3.108%, 1/6/2021	818,667
	CHS/Community Health Systems, Inc., Term Loan
313,821	3.798%, 12/31/2019	311,646
2,023,987	4.048%, 1/27/2021	1,995,146
	Endo Luxembourg Finance I Company SARL, Term Loan
1,634,313	4.000%, 9/26/2022	1,631,812
	JBS USA LUX SA, Term Loan
2,480,000	3.289%, 10/30/2022	2,487,762
	Ortho-Clinical Diagnostics, Inc., Term Loan
2,313,427	4.750%, 6/30/2021	2,298,968
	PetSmart, Inc., Term Loan
721,329	4.020%, 3/11/2022	687,968
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,068,725	4.397%, 5/15/2022	1,068,725
	Valeant Pharmaceuticals International, Inc., Term Loan
5,600,988	5.570%, 4/1/2022[b,c]	5,613,367

	Total	21,542,985

Energy (0.1%)
	Energy Solutions, LLC, Term Loan
437,250	6.750%, 5/29/2020	441,439
	Expro Holdings UK 2, Ltd., Term Loan
731,250	5.750%, 9/2/2021	573,724
	Fieldwood Energy, LLC, Term Loan
879,760	3.875%, 10/1/2018	840,171
	Houston Fuel Oil Terminal, LLC, Term Loan
1,828,174	4.400%, 8/19/2021	1,819,033
	McJunkin Red Man Corporation, Term Loan
883,318	5.000%, 11/8/2019	887,734
	MEG Energy Corporation, Term Loan
790,000	4.540%, 12/31/2023	789,558
	Pacific Drilling SA, Term Loan
1,232,000	4.625%, 6/3/2018	562,100
	Western Refining, Inc., Term Loan
731,362	5.500%, 6/23/2023	731,362

	Total	6,645,121

Financials (0.1%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
1,145,000	0.000%, 7/20/2020[b,c]	1,155,019
	DJO Finance, LLC, Term Loan
935,750	4.250%, 6/7/2020	903,972
	MoneyGram International, Inc., Term Loan
1,728,875	4.397%, 3/27/2020	1,726,714
	Sable International Finance, Ltd., Term Loan
1,675,000	5.732%, 12/30/2022	1,686,859
	TransUnion, LLC, Term Loan
972,497	3.482%, 4/9/2023	977,972

	Total	6,450,536

Principal Amount	Bank Loans (2.4%)[a]	Value
Technology (0.3%)
	Accudyne Industries, LLC, Term Loan
$1,145,978	4.147%, 12/13/2019	$1,073,403
	Dell International, LLC, Term Loan
573,563	3.490%, 9/7/2023	575,472
	First Data Corporation, Term Loan
1,694,561	3.984%, 3/24/2021	1,706,965
1,675,044	3.984%, 7/8/2022	1,687,255
	Harland Clarke Holdings Corporation, Term Loan
925,079	7.147%, 12/31/2021	932,480
969,258	6.647%, 2/9/2022	975,316
	ON Semiconductor Corporation, Term Loan
413,305	0.000%, 3/31/2023[b,c]	414,942
	Rackspace Hosting, LLC, Term Loan
1,476,300	4.535%, 11/3/2023	1,485,320
	RP Crown Parent, LLC, Term Loan
1,221,937	4.500%, 10/12/2023	1,228,817
	Western Digital Corporation, Term Loan
2,319,188	3.732%, 4/29/2023	2,330,459
	Xerox Business Services, LLC, Term Loan
1,396,500	6.334%, 12/7/2023	1,410,814

	Total	13,821,243

Transportation (<0.1%)
	OSG Bulk Ships, Inc., Term Loan
949,195	5.290%, 8/5/2019	939,703
	XPO Logistics, Inc., Term Loan
1,240,000	3.108%, 11/1/2021	1,242,902

	Total	2,182,605

Utilities (0.1%)
	Calpine Corporation, Term Loan
2,089,367	3.900%, 1/15/2024	2,097,202
	Intergen NV, Term Loan
861,437	5.650%, 6/12/2020	856,053
	Talen Energy Supply, LLC, Term Loan
836,474	6.060%, 12/6/2023[b,c]	841,702

	Total	3,794,957

	Total Bank Loans (cost $116,543,784)	116,172,762

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (2.8%)
	Access Group, Inc.
	1.482%, 2/25/2036, Ser.
905,904	2013-1, Class Ad,e	900,708
	Alm Loan Funding CLO
	2.453%, 10/17/2026, Ser.
825,000	2014-11A, Class A1*,e	825,035
	AMSR Trust
	2.343%, 11/17/2033, Ser.
2,700,000	2016-SFR1, Class Ad,e	2,725,253
	Apidos CLO XVIII
	2.453%, 7/22/2026, Ser.
825,000	2014-18A, Class A1*,e	824,994
	Ares CLO, Ltd.
	2.308%, 10/12/2023, Ser.
2,236,889	2012-2A, Class AR*,e	2,239,066

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (2.8%) - continued
	Ares XXXII CLO, Ltd.
	2.249%, 11/15/2025, Ser.
$1,500,000	2014-32A, Class A1R*,e	$1,499,988
	BA Credit Card Trust
	1.292%, 6/15/2021, Ser.
1,100,000	2014-A1, Class Ae	1,104,701
	Babson CLO, Ltd.
	0.000%, 10/17/2026, Ser.
825,000	2014-IIA, Class AR*,c,e	825,000
	2.413%, 10/17/2026, Ser.
825,000	2014-IIA, Class A*,e	825,012
	Bayview Opportunity Master Fund Trust
	3.721%, 7/28/2035, Ser.
663,461	2015-NPLA, Class Ad,f	664,255
	Betony CLO, Ltd.
	2.373%, 4/15/2027, Ser.
750,000	2015-1A, Class AR*,e	750,784
	Birchwood Park CLO, Ltd.
	2.203%, 7/15/2026, Ser.
825,000	2014-1A, Class AR*,e	825,016
	BlueMountain CLO, Ltd.
	2.503%, 10/15/2026, Ser.
825,000	2014-3A, Class A1*,e	828,208
	Capital One Multi-Asset Execution Trust
	1.292%, 1/18/2022, Ser.
1,350,000	2014-A3, Class A3[e]	1,355,782
	Carlyle Global Market Strategies CLO, Ltd.
	2.330%, 7/20/2023, Ser.
516,361	2012-2A, Class A1R*,e	516,395
	2.223%, 10/15/2026, Ser.
825,000	2014-4A, Class A1R*,e	825,477
	Cent CLO 16, LP
	2.284%, 8/1/2024, Ser.
794,727	2012-16A, Class A1AR*,e	794,739
	Cent CLO 22, Ltd.
	2.444%, 11/7/2026, Ser.
825,000	2014-22A, Class A1R*,e	825,282
	Chase Issuance Trust
	1.590%, 2/18/2020, Ser.
850,000	2015-A2, Class A2	851,150
	1.322%, 5/17/2021, Ser.
1,500,000	2016-A1, Class Ae	1,508,274
	Chesapeake Funding II, LLC
	1.880%, 6/15/2028, Ser.
1,000,000	2016-2A, Class A1[d]	997,190
	Chesapeake Funding, LLC
	1.284%, 1/7/2025, Ser.
229,702	2013-1A, Class Ad,e	229,619
	Commonbond Student Loan Trust
	3.320%, 5/25/2040, Ser.
3,344,507	2016-A, Class A1[d]	3,325,697
	DRB Prime Student Loan Trust
	3.170%, 7/25/2031, Ser.
621,057	2015-B, Class A2*	625,216
	2.882%, 10/27/2031, Ser.
1,885,542	2015-B, Class A1*,e	1,929,286
	3.200%, 1/25/2040, Ser.
3,053,239	2015-D, Class A2*	3,076,454
	Dryden 34 Senior Loan Fund CLO
	0.000%, 10/15/2026, Ser.
825,000	2014-34A, Class AR*,c,e,g	825,000

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (2.8%) - continued
	2.453%, 10/15/2026, Ser.
$825,000	2014-34A, Class A*,e	$827,590
	Earnest Student Loan Program, LLC
	3.020%, 5/25/2034, Ser.
2,148,697	2016-B, Class A2[d]	2,147,949
	2.680%, 7/25/2035, Ser.
1,673,799	2016-C, Class A2[d]	1,649,384
	2.720%, 1/25/2041, Ser.
2,320,530	2016-D, Class A2[d]	2,286,239
	Edlinc Student Loan Funding Trust
	3.490%, 10/1/2025, Ser.
684,424	2012-A, Class AT*,e	694,378
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
	3.430%, 1/25/2027, Ser.
8,350,000	K063, Class A2	8,675,389
	Federal National Mortgage
	Association - ACES
	2.416%, 9/25/2026, Ser.
2,881,305	2017-M1, Class A1	2,848,651
	2.569%, 12/25/2026, Ser.
2,825,000	2017-M3, Class A2	2,709,618
	Ford Credit Auto Owner Trust
	2.260%, 11/15/2025, Ser.
810,000	2014-1, Class Ad	816,621
	Galaxy XX CLO, Ltd.
	2.480%, 7/20/2027, Ser.
2,650,000	2015-20A, Class A*,e	2,650,761
	GoldenTree Loan Opportunities IX, Ltd.
	2.409%, 10/29/2026, Ser.
825,000	2014-9A, Class AR*,e	825,065
	Golub Capital Partners CLO 22B, Ltd.
	2.532%, 2/20/2027, Ser.
1,575,000	2015-22A, Class A1*,e	1,577,534
	Golub Capital Partners CLO 23M, Ltd.
	2.519%, 5/5/2027, Ser.
800,000	2015-23A, Class A1*,e	801,520
	Lehman XS Trust
	5.440%, 8/25/2035, Ser.
3,122,179	2005-2, Class 2A3Bf	2,688,742
	Limerock CLO III, LLC
	2.234%, 10/20/2026, Ser.
2,500,000	2014-3A, Class A1R*,e	2,499,873
	Madison Park Funding XIV CLO, Ltd.
	2.480%, 7/20/2026, Ser.
900,000	2014-14A, Class A2*,e	900,186
	Madison Park Funding, Ltd.
	2.329%, 8/15/2022, Ser.
2,059,597	2012-9A, Class AR*,e	2,059,945
	Magnetite XII, Ltd.
	2.353%, 4/15/2027, Ser.
2,600,000	2015-12A, Class AR*,e	2,603,661
	Marlette Funding Trust
	3.060%, 1/17/2023, Ser.
945,940	2016-1A, Class A*	948,992
	Morgan Stanley Bank of America Merrill Lynch Trust
	3.176%, 8/15/2045, Ser.
3,400,000	2012-C5, Class A4	3,487,827
	3.246%, 12/15/2047, Ser.
3,400,000	2014-C19, Class A3	3,425,673

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (2.8%) - continued
	Morgan Stanley Capital, Inc.
	1.132%, 2/25/2037, Ser.
$1,739,294	2007-NC2, Class A2FPe	$1,028,299
	Mountain View CLO, Ltd.
	2.483%, 7/15/2027, Ser.
2,625,000	2015-9A, Class A1A*,e	2,626,908
	Murray Hill Marketplace Trust
	4.190%, 11/25/2022, Ser.
1,977,448	2016-LC1, Class A*	1,992,925
	Neuberger Berman CLO, Ltd.
	2.504%, 8/4/2025, Ser.
700,000	2014-17A, Class A*,e	700,078
	NZCG Funding CLO, Ltd.
	2.587%, 4/27/2027, Ser.
2,650,000	2015-2A, Class A1*,e	2,650,254
	Octagon Investment Partners XX CLO, Ltd.
	2.474%, 8/12/2026, Ser.
825,000	2014-1A, Class A*,e	825,937
	OHA Loan Funding, LLC
	2.180%, 10/20/2026, Ser.
2,500,000	2014-1A, Class A1R*,e	2,500,018
	OneMain Financial Issuance Trust
	4.100%, 3/20/2028, Ser.
1,750,000	2016-2A, Class Ad	1,792,192
	OZLM VIII, Ltd.
	2.463%, 10/17/2026, Ser.
825,000	2014-8A, Class A1A*,e	828,667
	Preston Ridge Partners Mortgage Trust, LLC
	4.250%, 1/25/2022, Ser.
1,851,503	2017-1A, Class A1*,f	1,856,824
	Race Point IX CLO, Ltd.
	2.533%, 4/15/2027, Ser.
1,925,000	2015-9A, Class A1*,e	1,936,925
	Renaissance Home Equity Loan Trust
	6.011%, 5/25/2036, Ser.
1,955,734	2006-1, Class AF4[f]	1,338,254
	5.580%, 11/25/2036, Ser.
2,354,540	2006-3, Class AF2[f]	1,379,852
	Shackleton, Ltd.
	2.393%, 4/15/2027, Ser.
2,650,000	2015-7A, Class AR*,e	2,650,138
	SLM Student Loan Trust
	1.512%, 8/15/2022, Ser.
296,865	2013-A, Class A1[d,e]	296,966
	1.382%, 3/25/2025, Ser.
1,811,195	2010-1, Class Ae	1,777,472
	1.962%, 5/17/2027, Ser.
1,350,000	2013-A, Class A2Bd,e	1,359,636
	SoFi Consumer Loan Program, LLC
	3.260%, 8/25/2025, Ser.
1,136,742	2016-1, Class Ad	1,134,019
	SoFi Professional Loan Program, LLC
	2.420%, 3/25/2030, Ser.
1,197,159	2015-A, Class A2[d]	1,196,198
	Symphony CLO VIII, Ltd.
	2.110%, 1/9/2023, Ser.
596,819	2012-8A, Class AR*,e	596,818
	Symphony CLO XV, Ltd.
	2.203%, 10/17/2026, Ser.
2,500,000	2014-15A, Class AR*,e	2,501,153
	U.S. Small Business Administration
	3.191%, 3/10/2024, Ser.
336,458	2014-10A, Class 1	347,452

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (2.8%) - continued
	Vericrest Opportunity Loan Transferee
	3.375%, 10/25/2058, Ser.
$2,495,826	2015-NPL3, Class A1*,f	$2,486,040
	3.500%, 6/26/2045, Ser.
1,818,094	2015-NPL8, Class A1[d,f]	1,824,763
	3.500%, 6/26/2045, Ser.
1,169,455	2015-NPL9, Class A1[d]	1,168,774
	3.625%, 7/25/2045, Ser.
1,001,573	2015-NP10, Class A1[d,f]	1,003,995
	4.250%, 3/26/2046, Ser.
2,076,364	2016-NPL3, Class A1[d,f]	2,086,235
	3.500%, 9/25/2046, Ser.
2,290,116	2016-NP10, Class A1[d,f]	2,304,361
	3.625%, 11/26/2046, Ser.
6,533,993	2016-NP12, Class A1[d,f]	6,506,210
	3.875%, 12/26/2046, Ser.
2,158,063	2016-NP13, Class A1[d,f]	2,152,400
	3.500%, 2/25/2055, Ser.
448,932	2015-NPL4, Class A1*,f	451,484
	Verizon Owner Trust
	2.060%, 9/20/2021, Ser.
1,625,000	2017-1A, Class Ad	1,630,036
	Voya CLO 3, Ltd.
	2.458%, 7/25/2026, Ser.
825,000	2014-3A, Class A1*,e	825,155

	Total	135,405,617

Basic Materials (0.4%)
	Alcoa Nederland Holding BV
960,000	6.750%, 9/30/2024[d]	1,029,600
	Anglo American plc
1,777,000	3.625%, 5/14/2020[d]	1,790,328
	ArcelorMittal SA
1,300,000	6.250%, 3/1/2021	1,404,000
	BWAY Holding Company
770,000	5.500%, 4/15/2024[c,d]	775,775
	First Quantum Minerals, Ltd.
847,000	7.000%, 2/15/2021[d]	872,410
1,165,000	7.500%, 4/1/2025[d]	1,176,650
	Georgia-Pacific, LLC
535,000	2.539%, 11/15/2019[d]	539,226
	Glencore Finance Canada, Ltd.
560,000	6.000%, 11/15/2041[d]	608,944
	Glencore Funding, LLC
395,000	2.083%, 4/16/2018[d,e]	395,675
560,000	4.125%, 5/30/2023[d]	570,435
725,000	4.000%, 3/27/2027[d]	715,185
	Kinross Gold Corporation
1,120,000	5.950%, 3/15/2024	1,184,400
	Novelis Corporation
670,000	5.875%, 9/30/2026[d]	683,400
	Olin Corporation
2,055,000	5.125%, 9/15/2027[h]	2,089,730
	Steel Dynamics, Inc.
1,430,000	5.000%, 12/15/2026[d]	1,447,875
	Vale Overseas, Ltd.
700,000	5.875%, 6/10/2021	750,134
840,000	6.250%, 8/10/2026	912,450
840,000	6.875%, 11/10/2039	898,296
	Westlake Chemical Corporation
1,120,000	3.600%, 8/15/2026[d]	1,096,715

	Total	18,941,228

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Capital Goods (0.7%)
	AECOM
$2,080,000	5.875%, 10/15/2024	$2,210,000
	Bombardier, Inc.
1,655,000	7.500%, 3/15/2025[d]	1,700,512
	Building Materials Corporation of America
1,575,000	6.000%, 10/15/2025[d]	1,626,187
	Cemex Finance, LLC
2,030,000	9.375%, 10/12/2022[d]	2,193,415
	Cintas Corporation No. 2
840,000	3.700%, 4/1/2027	858,234
	CNH Industrial Capital, LLC
800,000	4.375%, 11/6/2020	827,000
	CNH Industrial NV
1,100,000	4.500%, 8/15/2023	1,115,125
	Crown Americas Capital Corporation IV
1,450,000	4.500%, 1/15/2023	1,482,625
	General Electric Company
1,422,000	5.000%, 1/21/2021[i]	1,498,432
	L3 Technologies, Inc.
1,056,000	3.950%, 5/28/2024	1,087,769
	Lockheed Martin Corporation
892,000	2.500%, 11/23/2020	898,038
1,024,000	4.500%, 5/15/2036	1,087,266
	Northrop Grumman Corporation
1,960,000	3.850%, 4/15/2045	1,844,572
	Owens-Brockway Glass Container, Inc.
2,205,000	5.000%, 1/15/2022[d]	2,268,394
	Pentair Finance SA
1,100,000	2.900%, 9/15/2018	1,111,049
	Republic Services, Inc.
850,000	2.900%, 7/1/2026	821,095
	Reynolds Group Issuer, Inc.
2,170,000	5.125%, 7/15/2023[d]	2,229,675
	Roper Industries, Inc.
1,316,000	2.050%, 10/1/2018	1,320,076
	Roper Technologies, Inc.
840,000	2.800%, 12/15/2021	840,856
	Siemens Financieringsmaatschappij NV
1,680,000	4.200%, 3/16/2047[d]	1,703,453
	Standard Industries, Inc.
675,000	5.500%, 2/15/2023[d]	690,187
	Textron, Inc.
680,000	5.600%, 12/1/2017	697,105
825,000	7.250%, 10/1/2019	922,642
	United Rentals North America, Inc.
1,655,000	5.500%, 7/15/2025	1,704,650
	Waste Management, Inc.
260,000	3.125%, 3/1/2025	260,705

	Total	32,999,062

Collateralized Mortgage Obligations (1.2%)
	Alternative Loan Trust
	6.000%, 6/25/2036, Ser.
1,363,022	2006-24CB, Class A9	1,158,297
	Angel Oak Mortgage Trust I, LLC
	3.500%, 7/25/2046, Ser.
1,133,631	2016-1, Class A1*	1,130,806
	Bayview Opportunity Master Fund Trust
	4.000%, 6/28/2054, Ser.
2,350,000	2017-SPL2, Class Ad	2,427,109

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Collateralized Mortgage Obligations (1.2%) - continued
	4.000%, 10/28/2064, Ser.
$3,850,000	2017-SPL1, Class Ad	$3,976,328
	BCAP, LLC Trust
	1.162%, 3/25/2037, Ser.
1,877,598	2007-AA1, Class 2A1[e]	1,757,611
	Citigroup Mortgage Loan Trust, Inc.
	5.500%, 11/25/2035, Ser.
431,736	2005-9, Class 21A2	417,129
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
1,403,452	2007-A4, Class 1A5	1,200,075
	COLT Mortgage Loan Trust
	2.800%, 12/26/2046, Ser.
1,959,060	2016-3, Class A1*	1,960,297
	Countrywide Alternative Loan Trust
	3.079%, 10/25/2035, Ser.
1,821,518	2005-43, Class 4A1	1,468,126
	6.500%, 8/25/2036, Ser.
889,637	2006-23CB, Class 2A3	586,855
	6.000%, 1/25/2037, Ser.
268,685	2006-39CB, Class 1A16	256,265
	5.500%, 5/25/2037, Ser.
2,848,657	2007-8CB, Class A1	2,398,047
	7.000%, 10/25/2037, Ser.
1,860,432	2007-24, Class A10	977,212
	Countrywide Home Loans, Inc.
	5.750%, 4/25/2037, Ser.
494,484	2007-3, Class A27	412,951
	Deutsche Alt-A Securities Mortgage Loan Trust
	6.000%, 10/25/2021, Ser.
386,946	2006-AR5, Class 23A	341,438
	Federal Home Loan Mortgage Corporation
	3.000%, 4/15/2028, Ser.
6,244,586	4193, Class AIj	571,368
	4.000%, 7/15/2031, Ser.-
5,045,360	4104, Class KIj	583,875
	3.000%, 2/15/2033, Ser.
4,627,198	4170, Class IGj	549,290
	Federal National Mortgage Association
	3.500%, 1/25/2033, Ser.
9,131,680	2012-150, Class YIj	1,220,466
	Greenpoint Mortgage Funding Trust
	0.978%, 10/25/2045, Ser.
1,093,683	2005-AR4, Class G41Be	929,173
	IndyMac INDX Mortgage Loan Trust
	1.622%, 7/25/2045, Ser.
1,986,855	2005-16IP, Class A1[e]	1,669,450
	J.P. Morgan Mortgage Trust
	3.162%, 10/25/2036, Ser.
127,612	2006-A6, Class 1A2	116,728
	1.362%, 1/25/2037, Ser.
2,176,878	2006-S4, Class A8[e]	1,197,739
	6.250%, 8/25/2037, Ser.
2,477,663	2007-S3, Class 1A10	1,818,340
	MASTR Alternative Loans Trust
	6.500%, 7/25/2034, Ser.
375,488	2004-6, Class 6A1	383,315
	1.432%, 12/25/2035, Ser.
1,529,080	2005-6, Class 2A1[e]	732,018

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Collateralized Mortgage Obligations (1.2%) - continued
	Merrill Lynch Alternative Note Asset Trust
	6.000%, 3/25/2037, Ser.
$344,481	2007-F1, Class 2A1	$263,119
	Pretium Mortgage Credit Partners, LLC
	4.375%, 11/27/2030, Ser.
3,379,389	2015-NPL4, Class A1*,f	3,389,763
	3.500%, 4/29/2031, Ser.
2,200,000	2017-NPL1, Class A1*,c,f,g	2,200,000
	Residential Accredit Loans, Inc. Trust
	1.732%, 6/25/2035, Ser.
2,422,457	2005-QS7, Class A3[e]	1,933,612
	5.750%, 9/25/2035, Ser.
585,708	2005-QS13, Class 2A3	521,674
	Residential Asset Securitization Trust
	1.362%, 8/25/2037, Ser.
2,810,396	2007-A8, Class 2A3[e]	700,646
	Sequoia Mortgage Trust
	3.403%, 9/20/2046, Ser.
2,256,280	2007-1, Class 4A1	1,841,818
	Sunset Mortgage Loan Company, LLC
	4.459%, 9/18/2045, Ser.
809,592	2015-NPL1, Class A*,f	810,221
	3.844%, 7/16/2047, Ser.
2,368,638	2016-NPL1, Class A*,f	2,374,219
	Towd Point Mortgage Trust
	2.750%, 10/25/2056, Ser.
2,956,218	2017-1, Class A1[d]	2,953,107
	Verus Securitization Trust
	2.853%, 1/25/2047, Ser.
3,133,513	2017-1A, Class A1*	3,133,374
	WaMu Mortgage Pass Through Certificates
	2.880%, 9/25/2036, Ser.
325,907	2006-AR10, Class 1A2	304,693
	2.877%, 10/25/2036, Ser.
315,373	2006-AR12, Class 1A1	293,638
	2.662%, 11/25/2036, Ser.
1,061,664	2006-AR14, Class 1A1	945,998
	2.497%, 1/25/2037, Ser.
1,622,641	2006-AR18, Class 1A1	1,445,764
	1.598%, 9/25/2046, Ser.
3,300,637	2006-AR11, Class 1Ae	2,720,023
	Washington Mutual Mortgage Pass Through Certificates Trust
	7.000%, 2/25/2036, Ser.
2,107,681	2006-1, Class 2CB1	1,527,950

	Total	57,599,927

Commercial Mortgage-Backed Securities (1.0%)
	Citigroup Commercial Mortgage Trust
	1.102%, 11/10/2046, Ser.
1,068,382	2013-GC17, Class A1	1,064,243
	Commercial Mortgage Pass-Through Certificates
	1.897%, 6/8/2030, Ser.
2,340,000	2013-THL, Class A2[d,e]	2,341,473
	Commercial Mortgage Trust
	3.039%, 12/10/2018, Ser.
800,000	2013-CR13, Class A2	814,956

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Commercial Mortgage-Backed Securities (1.0%) - continued
	Federal National Mortgage Association - ACES
	2.784%, 2/25/2027, Ser.
$4,250,000	2017-M2, Class A2	$4,179,949
	Freddie Mac Multifamily Structured Pass Through Certificates
3,238,185	2.776%, 3/25/2023	3,299,519
6,600,000	3.347%, 11/25/2026	6,817,656
	Greenwich Capital Commercial Funding Corporation
	5.867%, 12/10/2049, Ser.
3,100,000	2007-GG11, Class AM	3,136,693
	GS Mortgage Securities Trust
	3.666%, 9/10/2047, Ser.
4,000,000	2104-GC24, Class A4	4,144,938
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
	3.507%, 5/15/2045, Ser.
1,694,929	2012-C6, Class A3	1,759,726
	5.829%, 2/12/2049, Ser.
2,300,000	2007-CB19, Class AM	2,301,496
	JPMBB Commercial Mortgage Securities Trust
	3.231%, 1/15/2048, Ser.
2,850,000	2014-C26, Class A3	2,871,328
	Morgan Stanley Capital, Inc.
	5.406%, 3/15/2044, Ser.
927,606	2007-IQ13, Class AM	925,640
	SCG Trust
	2.562%, 11/15/2026, Ser.
700,000	2013-SRP1, Class Ad,e	698,677
	UBS Commercial Mortgage Trust
	3.400%, 5/10/2045, Ser.
5,005,591	2012-C1, Class A3	5,208,082
	Wells Fargo Commercial Mortgage Trust
	3.617%, 9/15/2057, Ser.
2,500,000	2015-NXS3, Class A4	2,559,984
	3.839%, 9/15/2058, Ser.
2,250,000	2015-LC22, Class A4	2,340,445
	WFRBS Commercial Mortgage Trust
	2.870%, 11/15/2045, Ser.
2,800,000	2012-C9, Class A3	2,830,086

	Total	47,294,891

Communications Services (1.5%)
	21st Century Fox America, Inc.
1,140,000	6.900%, 3/1/2019	1,240,297
	Altice Financing SA
1,675,000	6.625%, 2/15/2023[d]	1,742,000
	AMC Networks, Inc.
1,675,000	5.000%, 4/1/2024	1,677,094
	America Movil SAB de CV
829,000	5.000%, 10/16/2019	886,256
	American Tower Corporation
105,000	2.800%, 6/1/2020	105,744
1,280,000	3.300%, 2/15/2021	1,297,852
	AT&T, Inc.
600,000	5.875%, 10/1/2019	653,152
360,000	2.082%, 6/30/2020[e]	364,207
963,000	3.875%, 8/15/2021	1,001,817
805,000	3.000%, 6/30/2022	800,296
835,000	3.800%, 3/1/2024	843,939
1,100,000	5.250%, 3/1/2037	1,120,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Communications Services (1.5%) - continued
$840,000	6.350%, 3/15/2040	$953,907
950,000	5.550%, 8/15/2041	1,003,511
1,000,000	5.150%, 3/15/2042	991,904
546,000	4.750%, 5/15/2046	511,079
	British Sky Broadcasting Group plc
880,000	2.625%, 9/16/2019[d]	885,075
	CCO Holdings, LLC
2,100,000	5.875%, 4/1/2024[d]	2,215,500
	CenturyLink, Inc.
1,630,000	6.450%, 6/15/2021	1,731,696
	Charter Communications Operating, LLC
450,000	6.834%, 10/23/2055	522,713
630,000	3.579%, 7/23/2020	648,347
1,070,000	4.908%, 7/23/2025	1,129,843
	Clear Channel Worldwide Holdings, Inc.
2,160,000	6.500%, 11/15/2022	2,242,339
	Columbus International, Inc.
2,015,000	7.375%, 3/30/2021[d]	2,158,569
	Comcast Corporation
875,000	2.750%, 3/1/2023	871,698
2,190,000	4.400%, 8/15/2035	2,269,460
418,000	4.650%, 7/15/2042	436,092
1,552,000	4.750%, 3/1/2044	1,637,070
	Cox Communications, Inc.
476,000	9.375%, 1/15/2019[d]	532,440
	Crown Castle International Corporation
1,183,000	3.400%, 2/15/2021	1,203,249
2,062,000	5.250%, 1/15/2023	2,249,848
	CSC Holdings, LLC
245,000	5.500%, 4/15/2027[d]	248,981
	Digicel, Ltd.
2,725,000	6.000%, 4/15/2021*	2,476,344
	FairPoint Communications, Inc.
1,565,000	8.750%, 8/15/2019[d]	1,612,576
	Frontier Communications Corporation
2,270,000	8.875%, 9/15/2020	2,394,850
	Level 3 Communications, Inc.
2,080,000	5.375%, 1/15/2024	2,129,400
	Level 3 Financing, Inc.
700,000	5.375%, 5/1/2025	712,250
	Moody’s Corporation
770,000	2.750%, 12/15/2021	769,495
	Neptune Finco Corporation
1,330,000	10.875%, 10/15/2025[d]	1,599,325
	Omnicom Group, Inc.
530,000	3.600%, 4/15/2026	529,676
	S&P Global, Inc.
1,024,000	3.300%, 8/14/2020	1,046,006
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[d]	616,740
	SFR Group SA
2,455,000	6.000%, 5/15/2022[d]	2,543,994
	Sprint Communications, Inc.
1,485,000	6.000%, 11/15/2022	1,518,412
	Sprint Corporation
1,405,000	7.625%, 2/15/2025[h]	1,534,962
	Telefonica Emisiones SAU
858,000	3.192%, 4/27/2018	869,113
	Time Warner Entertainment Company, LP
1,341,000	8.375%, 3/15/2023	1,675,437

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Communications Services (1.5%) - continued
	Time Warner, Inc.
$560,000	3.600%, 7/15/2025	$553,652
780,000	6.250%, 3/29/2041	895,503
	T-Mobile USA, Inc.
2,520,000	6.125%, 1/15/2022	2,661,750
	Verizon Communications, Inc.
590,000	1.918%, 6/17/2019[e]	594,213
1,655,000	3.000%, 11/1/2021	1,661,512
2,304,000	5.150%, 9/15/2023	2,528,677
508,000	5.050%, 3/15/2034	516,101
859,000	4.272%, 1/15/2036	793,141
1,796,000	4.522%, 9/15/2048	1,634,726
	Viacom, Inc.
560,000	4.250%, 9/1/2023	574,449
1,400,000	4.375%, 3/15/2043	1,213,155
840,000	5.850%, 9/1/2043	884,278
	Virgin Media Secured Finance plc
1,725,000	5.250%, 1/15/2026[d]	1,735,781

	Total	74,451,818

Consumer Cyclical (1.0%)
	American Honda Finance Corporation
1,075,000	2.000%, 2/14/2020	1,078,338
	Automatic Data Processing, Inc.
375,000	3.375%, 9/15/2025	386,930
	Cinemark USA, Inc.
2,695,000	4.875%, 6/1/2023	2,723,297
	CVS Health Corporation
235,000	2.250%, 8/12/2019	236,563
1,900,000	4.875%, 7/20/2035	2,045,213
1,150,000	5.125%, 7/20/2045	1,266,699
	Daimler Finance North America, LLC
1,120,000	1.659%, 10/30/2019[d,e]	1,125,470
	Delphi Automotive plc
1,280,000	3.150%, 11/19/2020	1,305,654
	eBay, Inc.
520,000	2.500%, 3/9/2018	523,958
	Ford Motor Credit Company, LLC
840,000	5.000%, 5/15/2018	867,827
950,000	2.551%, 10/5/2018	957,484
1,000,000	2.943%, 1/8/2019	1,013,588
1,060,000	2.262%, 3/28/2019	1,062,544
100,000	8.125%, 1/15/2020	114,909
560,000	2.459%, 3/27/2020	558,041
420,000	3.200%, 1/15/2021	424,460
820,000	2.417%, 3/28/2022[e]	829,430
	General Motors Financial Company, Inc.
770,000	3.700%, 11/24/2020	792,688
512,000	4.200%, 3/1/2021	534,396
1,240,000	4.300%, 7/13/2025	1,259,184
	Home Depot, Inc.
640,000	3.000%, 4/1/2026	638,815
1,330,000	5.400%, 9/15/2040	1,597,178
840,000	4.250%, 4/1/2046	874,385
	Hyundai Capital America
418,000	2.400%, 10/30/2018[d]	419,775
768,000	3.000%, 10/30/2020[d]	773,800
	Jaguar Land Rover Automotive plc
1,500,000	5.625%, 2/1/2023[d,h]	1,560,000
	KB Home
1,141,000	4.750%, 5/15/2019	1,172,377
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,573,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Consumer Cyclical (1.0%) - continued
	Lear Corporation
$1,400,000	5.250%, 1/15/2025	$1,476,174
	Lennar Corporation
695,000	4.125%, 12/1/2018	708,900
1,485,000	4.875%, 12/15/2023	1,518,412
	Live Nation Entertainment, Inc.
3,170,000	5.375%, 6/15/2022[d]	3,296,800
	McDonald’s Corporation
730,000	2.750%, 12/9/2020	739,710
1,120,000	2.625%, 1/15/2022	1,118,886
	MGM Resorts International
2,115,000	6.000%, 3/15/2023	2,276,269
	Newell Rubbermaid, Inc.
748,000	5.500%, 4/1/2046	849,907
	Prime Security Services Borrower, LLC
2,340,000	9.250%, 5/15/2023[d]	2,565,225
	Rite Aid Corporation
1,985,000	6.125%, 4/1/2023[d,h]	1,967,631
	Six Flags Entertainment Corporation
2,790,000	4.875%, 7/31/2024[c,d]	2,753,381
	Toll Brothers Finance Corporation
580,000	8.910%, 10/15/2017	601,750
432,000	4.000%, 12/31/2018	442,800
	West Corporation
2,420,000	5.375%, 7/15/2022[d]	2,377,650

	Total	50,409,623

Consumer Non-Cyclical (1.5%)
	Abbott Laboratories
700,000	3.400%, 11/30/2023	706,189
1,540,000	4.750%, 11/30/2036	1,587,304
560,000	4.900%, 11/30/2046	580,621
	AbbVie, Inc.
920,000	2.500%, 5/14/2020	926,163
1,320,000	3.600%, 5/14/2025	1,320,125
1,395,000	4.450%, 5/14/2046	1,334,352
	Actavis Funding SCS
1,620,000	4.550%, 3/15/2035	1,624,045
840,000	4.850%, 6/15/2044	851,235
	Altria Group, Inc.
560,000	2.850%, 8/9/2022	561,068
700,000	2.625%, 9/16/2026	661,812
	Amgen, Inc.
512,000	2.700%, 5/1/2022	512,719
475,000	3.125%, 5/1/2025	466,970
	Anheuser-Busch InBev Finance, Inc.
550,000	2.294%, 2/1/2021[e]	566,550
2,839,000	3.650%, 2/1/2026	2,870,513
2,240,000	4.700%, 2/1/2036	2,371,392
1,320,000	4.900%, 2/1/2046	1,425,255
	Anheuser-Busch InBev Worldwide, Inc.
536,000	3.750%, 1/15/2022	561,298
	BAT International Finance plc
480,000	1.641%, 6/15/2018[d,e]	481,197
	Bayer U.S. Finance, LLC
840,000	3.375%, 10/8/2024[d]	844,302
	Biogen, Inc.
810,000	3.625%, 9/15/2022	835,324
	Boston Scientific Corporation
435,000	6.000%, 1/15/2020	476,542
525,000	3.850%, 5/15/2025	532,976
840,000	7.375%, 1/15/2040	1,051,594

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Consumer Non-Cyclical (1.5%) - continued
	BRF SA
$1,090,000	4.750%, 5/22/2024[d]	$1,050,760
	Bunge Limited Finance Corporation
762,000	8.500%, 6/15/2019	863,850
590,000	3.500%, 11/24/2020	605,296
	Celgene Corporation
1,185,000	2.875%, 8/15/2020	1,202,969
260,000	3.550%, 8/15/2022	267,343
	Church & Dwight Company, Inc.
310,000	2.450%, 12/15/2019	312,845
	Conagra Brands, Inc.
396,000	7.125%, 10/1/2026	485,120
	EMD Finance, LLC
1,128,000	2.950%, 3/19/2022[d]	1,131,029
	Energizer Holdings, Inc.
1,900,000	5.500%, 6/15/2025[d]	1,938,000
	Envision Healthcare Corporation
2,205,000	5.125%, 7/1/2022[d]	2,244,271
	Express Scripts Holding Company
560,000	3.000%, 7/15/2023	541,186
1,240,000	4.500%, 2/25/2026	1,271,816
223,000	3.400%, 3/1/2027	210,008
	Gilead Sciences, Inc.
260,000	2.550%, 9/1/2020	262,735
560,000	2.950%, 3/1/2027	530,980
	Grifols Worldwide Operations, Ltd.
2,235,000	5.250%, 4/1/2022	2,319,930
	H. J. Heinz Company
1,000,000	3.500%, 7/15/2022	1,021,641
	HCA, Inc.
1,070,000	5.250%, 6/15/2026	1,120,932
1,105,000	4.500%, 2/15/2027	1,105,000
	Imperial Tobacco Finance plc
1,250,000	2.950%, 7/21/2020[d]	1,265,772
	JBS USA, LLC
1,450,000	5.750%, 6/15/2025[d]	1,464,500
	Kraft Foods Group, Inc.
1,056,000	5.000%, 6/4/2042	1,068,481
	Laboratory Corporation of America Holdings
360,000	2.625%, 2/1/2020	361,859
	McKesson Corporation
650,000	4.883%, 3/15/2044	670,818
	Mead Johnson Nutrition Company
512,000	3.000%, 11/15/2020	521,825
	Medtronic, Inc.
2,570,000	4.375%, 3/15/2035	2,690,104
560,000	4.625%, 3/15/2045	601,494
	Merck & Company, Inc.
385,000	1.409%, 2/10/2020[e]	388,397
260,000	3.700%, 2/10/2045	247,541
	Molson Coors Brewing Company
980,000	2.250%, 3/15/2020[d]	980,220
	Mondelez International, Inc.
418,000	1.554%, 2/1/2019[e]	420,097
	Mylan NV
1,020,000	3.000%, 12/15/2018	1,031,768
260,000	3.150%, 6/15/2021	261,087
1,680,000	5.250%, 6/15/2046	1,718,190
	PepsiCo, Inc.
1,032,000	2.850%, 2/24/2026	1,015,630
	Perrigo Finance Unlimited Company
1,605,000	3.500%, 3/15/2021	1,636,174
	Reynolds American, Inc.
604,000	2.300%, 8/21/2017	605,701

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Consumer Non-Cyclical (1.5%) - continued
$1,563,000	5.700%, 8/15/2035	$1,786,589
	Roche Holdings, Inc.
768,000	4.000%, 11/28/2044[d]	780,003
	Shire Acquisitions Investments Ireland Designated Activity Company
840,000	2.400%, 9/23/2021	822,601
840,000	3.200%, 9/23/2026	802,084
	Smithfield Foods, Inc.
480,000	2.700%, 1/31/2020[d]	479,664
	Teleflex, Inc.
560,000	4.875%, 6/1/2026	562,800
	Tenet Healthcare Corporation
2,285,000	8.125%, 4/1/2022	2,382,112
	Teva Pharmaceutical Finance Netherlands III BV
1,150,000	2.200%, 7/21/2021	1,106,429
700,000	2.800%, 7/21/2023	664,260
	Thermo Fisher Scientific, Inc.
396,000	3.000%, 4/15/2023	392,935
	TreeHouse Foods, Inc.
760,000	4.875%, 3/15/2022	777,100
	VRX Escrow Corporation
3,245,000	6.125%, 4/15/2025[d]	2,498,650
	Zoetis, Inc.
1,120,000	4.700%, 2/1/2043	1,140,936

	Total	72,781,078

Energy (1.4%)
	Anadarko Petroleum Corporation
755,000	4.850%, 3/15/2021	807,592
	Antero Resources Corporation
1,775,000	5.125%, 12/1/2022	1,798,297
	Apache Corporation
1,125,000	4.750%, 4/15/2043	1,126,272
	Boardwalk Pipelines, LP
525,000	5.950%, 6/1/2026	581,314
560,000	4.450%, 7/15/2027	565,717
	BP Capital Markets plc
1,003,000	3.062%, 3/17/2022	1,016,710
1,560,000	3.535%, 11/4/2024	1,578,522
285,000	3.119%, 5/4/2026	278,873
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	850,063
	Canadian Natural Resources, Ltd.
1,005,000	3.450%, 11/15/2021	1,020,341
560,000	6.250%, 3/15/2038	640,860
	Cheniere Corpus Christi Holdings, LLC
1,635,000	5.875%, 3/31/2025[d]	1,704,488
	Cimarex Energy Company
840,000	4.375%, 6/1/2024	872,503
	CNOOC Nexen Finance
762,000	1.625%, 4/30/2017	761,916
	CNPC General Capital, Ltd.
446,000	2.750%, 4/19/2017[d]	446,161
	Columbia Pipeline Group, Inc.
995,000	2.450%, 6/1/2018	999,759
	Concho Resources, Inc.
1,412,019	5.500%, 10/1/2022	1,459,675
715,000	4.375%, 1/15/2025	719,469
	Contura Energy, Inc.
530,000	10.000%, 8/1/2021*,h	571,393
	Devon Energy Corporation
765,000	3.250%, 5/15/2022[h]	757,746

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Energy (1.4%) - continued
	Ecopetrol SA
$460,000	5.875%, 9/18/2023	$498,525
	El Paso Pipeline Partners Operating Company, LLC
840,000	4.300%, 5/1/2024	853,779
	Encana Corporation
278,000	3.900%, 11/15/2021	283,984
1,120,000	6.500%, 2/1/2038	1,250,358
	Energy Transfer Equity, LP
1,450,000	5.500%, 6/1/2027	1,515,250
	Energy Transfer Partners, LP
1,120,000	4.650%, 6/1/2021	1,178,268
765,000	4.900%, 3/15/2035	731,934
	EnLink Midstream Partners, LP
575,000	4.150%, 6/1/2025	568,030
420,000	4.850%, 7/15/2026	433,348
	Enterprise Products Operating, LLC
758,000	5.100%, 2/15/2045	791,487
	EQT Corporation
500,000	5.150%, 3/1/2018	512,697
754,000	8.125%, 6/1/2019	841,757
	Exxon Mobil Corporation
420,000	4.114%, 3/1/2046	433,567
	Hess Corporation
1,415,000	4.300%, 4/1/2027	1,393,209
	Kinder Morgan Energy Partners, LP
765,000	3.500%, 3/1/2021	777,372
	Magellan Midstream Partners, LP
750,000	5.000%, 3/1/2026	828,101
	Marathon Oil Corporation
840,000	2.700%, 6/1/2020	833,992
1,120,000	6.600%, 10/1/2037	1,270,587
	Marathon Petroleum Corporation
375,000	3.400%, 12/15/2020	384,439
470,000	4.750%, 9/15/2044	424,950
	MPLX, LP
1,120,000	4.875%, 6/1/2025	1,173,074
850,000	4.125%, 3/1/2027	845,124
	Newfield Exploration Company
1,960,000	5.625%, 7/1/2024	2,065,350
	Noble Energy, Inc.
724,000	5.625%, 5/1/2021	745,839
	Northern Tier Energy, LLC
2,360,000	7.125%, 11/15/2020	2,454,400
	Occidental Petroleum Corporation
1,120,000	4.100%, 2/15/2047	1,080,561
	ONEOK, Inc.
1,120,000	7.500%, 9/1/2023	1,307,779
	Petrobras Global Finance BV
340,000	8.375%, 5/23/2021	384,625
840,000	8.750%, 5/23/2026	972,300
	Petroleos Mexicanos
391,000	2.378%, 4/15/2025	390,292
1,420,000	6.500%, 3/13/2027[d]	1,527,565
790,000	6.750%, 9/21/2047	801,937
	Pioneer Natural Resources Company
500,000	4.450%, 1/15/2026	526,206
	Regency Energy Partners, LP
1,450,000	5.000%, 10/1/2022	1,541,713
	Rice Energy, Inc.
1,790,000	6.250%, 5/1/2022	1,843,700
	Rowan Companies, Inc.
220,000	7.375%, 6/15/2025	221,650
	Sabine Pass Liquefaction, LLC
1,440,000	5.625%, 3/1/2025	1,561,036

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Energy (1.4%) - continued
	Schlumberger Holdings Corporation
$375,000	3.000%, 12/21/2020[d]	$383,393
700,000	4.000%, 12/21/2025[d]	729,453
	Shell International Finance BV
360,000	1.484%, 5/11/2020[e]	362,283
	Suncor Energy, Inc.
780,000	3.600%, 12/1/2024	790,784
	Sunoco Logistics Partners Operations, LP
1,730,000	4.400%, 4/1/2021	1,820,396
	Tesoro Corporation
2,075,000	4.750%, 12/15/2023[d]	2,141,587
	Valero Energy Corporation
1,400,000	3.400%, 9/15/2026	1,337,270
	Weatherford International, Ltd.
2,120,000	8.250%, 6/15/2023[h]	2,305,500
	Williams Partners, LP
700,000	4.000%, 11/15/2021	724,273
1,120,000	6.300%, 4/15/2040	1,255,960

	Total	65,657,355

Financials (3.4%)
	ABN AMRO Bank NV
1,050,000	4.750%, 7/28/2025[d]	1,079,509
	ACE INA Holdings, Inc.
737,000	4.350%, 11/3/2045	775,883
	AerCap Ireland Capital, Ltd.
550,000	3.750%, 5/15/2019	564,694
560,000	4.625%, 10/30/2020	591,767
560,000	4.625%, 7/1/2022	590,645
	Aetna, Inc.
1,100,000	2.800%, 6/15/2023	1,090,805
	Air Lease Corporation
625,000	2.125%, 1/15/2018	626,176
198,000	2.625%, 9/4/2018	199,648
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	967,200
1,050,000	4.125%, 3/30/2020	1,071,000
	American Express Credit Corporation
590,000	1.702%, 3/18/2019[e]	593,021
	American International Group, Inc.
320,000	3.300%, 3/1/2021	326,499
768,000	4.125%, 2/15/2024	787,617
360,000	3.900%, 4/1/2026	360,647
	Aon plc
384,000	3.875%, 12/15/2025	390,742
	Avalonbay Communities, Inc.
1,125,000	3.500%, 11/15/2025	1,129,278
	Bank of America Corporation
1,056,000	8.000%, 1/30/2018[i]	1,087,680
800,000	2.226%, 3/22/2018[e]	805,548
500,000	1.868%, 4/1/2019[e]	504,373
800,000	2.625%, 10/19/2020	802,229
1,065,000	3.300%, 1/11/2023	1,071,469
1,056,000	4.000%, 4/1/2024	1,094,769
1,055,000	4.000%, 1/22/2025	1,053,794
795,000	3.500%, 4/19/2026	784,256
1,160,000	3.824%, 1/20/2028	1,162,358
1,322,000	5.875%, 2/7/2042	1,596,903
	Bank of New York Mellon Corporation
1,280,000	2.500%, 4/15/2021	1,283,232
	Bank of Nova Scotia
1,200,000	2.700%, 3/7/2022	1,202,641
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
315,000	2.850%, 9/8/2021[d]	316,034

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (3.4%) - continued
	Barclays Bank plc
$264,000	10.179%, 6/12/2021[d]	$331,037
	Barclays plc
780,000	2.750%, 11/8/2019	785,660
1,680,000	3.684%, 1/10/2023	1,687,007
1,039,000	3.650%, 3/16/2025	1,011,559
	BB&T Corporation
325,000	1.738%, 1/15/2020[e]	327,493
	Berkshire Hathaway, Inc.
640,000	2.750%, 3/15/2023	640,071
	Caisse Centrale Desjardins du Quebec
455,000	1.704%, 1/29/2018[d,e]	456,346
	Capital One Financial Corporation
635,000	2.450%, 4/24/2019	638,605
1,120,000	3.050%, 3/9/2022	1,118,454
	Centene Escrow Corporation
2,100,000	5.625%, 2/15/2021	2,197,860
	Cigna Corporation
775,000	5.375%, 2/15/2042	898,707
	CIT Group, Inc.
2,075,000	5.000%, 8/15/2022	2,172,255
	Citigroup, Inc.
415,000	1.779%, 4/8/2019[e]	417,076
1,400,000	1.800%, 1/10/2020[e]	1,404,696
1,075,000	2.700%, 3/30/2021	1,076,180
690,000	4.050%, 7/30/2022	718,471
1,990,000	4.400%, 6/10/2025	2,027,458
1,120,000	3.200%, 10/21/2026	1,068,978
840,000	4.125%, 7/25/2028	825,914
441,000	4.650%, 7/30/2045	460,046
	Citizens Bank NA
1,220,000	2.300%, 12/3/2018	1,226,010
	CoBank ACB
395,000	1.731%, 6/15/2022[e]	381,322
	Commonwealth Bank of Australia
840,000	2.250%, 3/10/2020[d,h]	840,472
	Compass Bank
750,000	2.750%, 9/29/2019	754,504
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
650,000	3.950%, 11/9/2022	666,966
	Credit Agricole SA
485,000	1.823%, 4/15/2019[d,e]	488,162
900,000	3.375%, 1/10/2022[d]	899,936
	Credit Suisse AG
512,000	5.400%, 1/14/2020	549,308
	Credit Suisse Group Funding, Ltd.
2,961,000	2.750%, 3/26/2020	2,964,595
1,024,000	3.750%, 3/26/2025	1,007,301
	DDR Corporation
1,190,000	4.625%, 7/15/2022	1,248,360
	Deutsche Bank AG
1,630,000	3.375%, 5/12/2021	1,639,733
700,000	4.250%, 10/14/2021[d]	717,338
	Digital Realty Trust LP
1,125,000	3.400%, 10/1/2020	1,153,650
	Discover Bank
1,135,000	8.700%, 11/18/2019	1,289,071
	Discover Financial Services
526,000	6.450%, 6/12/2017	530,444
	Duke Realty, LP
260,000	3.875%, 2/15/2021	269,889
780,000	4.375%, 6/15/2022	829,008

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (3.4%) - continued
	ERP Operating, LP
$267,000	3.375%, 6/1/2025	$264,438
	European Investment Bank
755,000	1.875%, 3/15/2019	759,447
	Fifth Third Bancorp
548,000	2.875%, 7/27/2020	554,094
310,000	2.875%, 10/1/2021	313,712
	GE Capital International Funding Company
2,052,000	4.418%, 11/15/2035	2,167,017
	Goldman Sachs Group, Inc.
1,170,000	2.239%, 4/30/2018[e]	1,180,354
430,000	2.139%, 11/15/2018[e]	434,554
2,150,000	5.375%, 3/15/2020	2,327,904
460,000	2.201%, 4/23/2020[e]	466,448
2,048,000	5.250%, 7/27/2021	2,246,265
1,400,000	2.350%, 11/15/2021	1,372,013
1,110,000	3.000%, 4/26/2022	1,111,116
512,000	3.500%, 1/23/2025	509,982
800,000	4.750%, 10/21/2045	843,811
	Hartford Financial Services Group, Inc.
1,250,000	5.125%, 4/15/2022	1,379,940
	HBOS plc
1,384,000	6.750%, 5/21/2018[d]	1,449,283
	HCP, Inc.
1,630,000	4.000%, 12/1/2022	1,681,159
520,000	3.400%, 2/1/2025	503,038
	HSBC Bank plc
1,065,000	1.679%, 5/15/2018[d,e]	1,068,313
	HSBC Holdings plc
1,075,000	6.875%, 6/1/2021[h,i]	1,144,875
925,000	2.650%, 1/5/2022	912,356
850,000	3.600%, 5/25/2023	863,603
1,040,000	3.900%, 5/25/2026	1,050,365
	Huntington Bancshares, Inc.
282,000	2.600%, 8/2/2018	284,496
	Huntington National Bank
720,000	2.200%, 11/6/2018	723,008
	Icahn Enterprises, LP
1,145,000	6.000%, 8/1/2020	1,179,350
750,000	6.750%, 2/1/2024[d,h]	773,438
	ING Capital Funding Trust III
825,000	4.747%, 6/30/2017[e,i]	823,449
	ING Groep NV
855,000	3.150%, 3/29/2022	857,189
	International Lease Finance Corporation
275,000	4.625%, 4/15/2021	289,951
550,000	5.875%, 8/15/2022	611,827
	J.P. Morgan Chase & Company
1,605,000	7.900%, 4/30/2018[i]	1,663,181
980,000	6.300%, 4/23/2019	1,064,642
365,000	2.250%, 1/23/2020	366,158
670,000	2.295%, 8/15/2021	662,974
1,220,000	4.500%, 1/24/2022	1,314,645
768,000	3.200%, 1/25/2023	775,718
1,400,000	2.700%, 5/18/2023	1,369,306
565,000	2.273%, 10/24/2023[e]	577,955
1,040,000	3.625%, 5/13/2024	1,062,357
2,040,000	3.125%, 1/23/2025	2,006,462
855,000	3.300%, 4/1/2026	838,158
	KeyBank NA
860,000	2.350%, 3/8/2019	866,685

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (3.4%) - continued
	KeyCorp
$1,080,000	2.900%, 9/15/2020	$1,097,441
	Kookmin Bank
900,000	1.625%, 8/1/2019[d]	887,130
	Liberty Mutual Group, Inc.
560,000	4.950%, 5/1/2022[d]	608,368
	Liberty Property, LP
1,417,000	3.750%, 4/1/2025	1,424,874
	Lincoln National Corporation
575,000	8.750%, 7/1/2019	655,851
	Lloyds Bank plc
515,000	1.657%, 3/16/2018[e]	516,319
	MetLife, Inc.
1,025,000	4.050%, 3/1/2045	991,003
	Mitsubishi UFJ Financial Group, Inc.
930,000	2.190%, 9/13/2021	909,676
	Mizuho Bank, Ltd.
762,000	1.850%, 3/21/2018[d]	761,465
	Morgan Stanley
1,455,000	6.625%, 4/1/2018	1,522,672
780,000	2.318%, 4/25/2018[e]	788,091
460,000	2.177%, 1/27/2020[e]	467,945
560,000	5.550%, 7/15/2020[i]	576,128
675,000	2.500%, 4/21/2021	671,290
1,400,000	2.625%, 11/17/2021	1,388,912
660,000	4.875%, 11/1/2022	713,533
975,000	4.000%, 7/23/2025	1,005,756
1,350,000	4.350%, 9/8/2026	1,373,880
	MPT Operating Partnership, LP
1,535,000	6.375%, 3/1/2024	1,650,125
	Nasdaq, Inc.
655,000	3.850%, 6/30/2026	651,414
	National City Corporation
776,000	6.875%, 5/15/2019	852,193
	Park Aerospace Holdings, Ltd.
2,570,000	5.500%, 2/15/2024[d]	2,672,800
	Prudential Financial, Inc.
315,000	2.350%, 8/15/2019	318,039
	Quicken Loans, Inc.
2,665,000	5.750%, 5/1/2025[d]	2,618,362
	Realty Income Corporation
1,120,000	4.125%, 10/15/2026	1,153,383
	Regions Bank
261,000	7.500%, 5/15/2018	276,332
	Regions Financial Corporation
1,000,000	2.250%, 9/14/2018	1,003,026
768,000	3.200%, 2/8/2021	780,929
	Reinsurance Group of America, Inc.
579,000	5.000%, 6/1/2021	629,980
	Reliance Standard Life Global Funding II
395,000	2.500%, 4/24/2019[d]	397,583
	Royal Bank of Scotland Group plc
650,000	8.625%, 8/15/2021[i]	677,625
800,000	3.875%, 9/12/2023	788,336
	Santander Holdings USA, Inc.
725,000	3.450%, 8/27/2018	737,987
	Santander UK Group Holdings plc
896,000	2.875%, 10/16/2020	896,934
	Santander UK plc
456,000	3.050%, 8/23/2018	463,280
	Simon Property Group, LP
330,000	2.500%, 9/1/2020	332,965
1,115,000	2.750%, 2/1/2023	1,100,652
1,120,000	4.250%, 11/30/2046	1,083,346

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (3.4%) - continued
	Skandinaviska Enskilda Banken AB
$615,000	2.375%, 3/25/2019[d]	$618,777
	Standard Chartered plc
925,000	2.100%, 8/19/2019[d]	917,311
	State Street Corporation
510,000	1.952%, 8/18/2020[e]	519,697
	Sumitomo Mitsui Banking Corporation
545,000	1.603%, 1/16/2018[e]	546,493
	Sumitomo Mitsui Financial Group, Inc.
840,000	3.010%, 10/19/2026	803,739
	SunTrust Banks, Inc.
1,120,000	2.250%, 1/31/2020	1,123,517
	Svenska Handelsbanken AB
715,000	1.638%, 6/17/2019[e]	716,661
	Synchrony Financial
305,000	2.265%, 2/3/2020[e]	307,026
330,000	3.750%, 8/15/2021	339,985
1,475,000	4.250%, 8/15/2024	1,510,651
	Toronto-Dominion Bank
375,000	2.051%, 12/14/2020[e]	380,870
	UBS Group Funding Jersey, Ltd.
1,280,000	2.950%, 9/24/2020[d]	1,288,358
768,000	4.125%, 9/24/2025[d]	780,919
	UBS Group Funding Switzerland AG
1,105,000	3.491%, 5/23/2023[d]	1,112,001
	UnitedHealth Group, Inc.
220,000	3.350%, 7/15/2022	227,592
2,470,000	4.625%, 7/15/2035	2,686,982
	USB Realty Corporation
310,000	2.169%, 1/15/2022[d,e,i]	263,500
	Ventas Realty, LP
1,200,000	3.100%, 1/15/2023	1,192,045
	Voya Financial, Inc.
948,000	2.900%, 2/15/2018	956,594
	Wells Fargo & Company
455,000	1.719%, 1/30/2020[e]	456,922
1,020,000	2.550%, 12/7/2020	1,025,027
1,150,000	3.069%, 1/24/2023	1,154,924
1,120,000	3.450%, 2/13/2023	1,130,076
1,040,000	3.000%, 2/19/2025	1,013,943
1,600,000	3.000%, 4/22/2026	1,532,109
1,140,000	3.000%, 10/23/2026	1,091,376
1,020,000	4.900%, 11/17/2045	1,067,869
	Welltower, Inc.
268,000	2.250%, 3/15/2018	269,160
520,000	3.750%, 3/15/2023	532,549
540,000	4.000%, 6/1/2025	547,291

	Total	165,904,984

Foreign Government (0.2%)
	Argentina Government International Bond
820,000	7.500%, 4/22/2026[d]	870,020
280,000	6.875%, 1/26/2027[d]	283,360
	Brazil Government International Bond
755,000	7.125%, 1/20/2037	856,925
	Colombia Government International Bond
925,000	3.875%, 4/25/2027	921,300
	Export-Import Bank of Korea
450,000	2.250%, 1/21/2020	449,022

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Foreign Government (0.2%) - continued
	Indonesia Government International Bond
$1,700,000	5.250%, 1/8/2047[d]	$1,824,994
	Kommunalbanken AS
735,000	1.500%, 10/22/2019[d]	730,509
	Mexico Government International Bond
1,400,000	4.150%, 3/28/2027	1,424,500

	Total	7,360,630

Mortgage-Backed Securities (14.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
49,075,000	3.000%, 4/1/2032[c]	50,320,612
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
58,900,000	4.000%, 4/1/2047[c]	61,785,181
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
23,425,000	2.500%, 4/1/2032[c]	23,432,320
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,527,027	1.741%, 7/1/2043[e]	4,638,829
113,925,000	3.000%, 4/1/2047[c]	112,981,564
247,600,000	3.500%, 4/1/2047[c]	253,287,075
129,375,000	4.000%, 4/1/2047[c]	135,702,240
51,300,000	4.500%, 4/1/2047[c]	55,009,231

	Total	697,157,052

Technology (0.8%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	322,059
	Apple, Inc.
360,000	1.334%, 5/6/2020[e]	361,419
690,000	3.000%, 2/9/2024	695,773
1,792,000	3.200%, 5/13/2025	1,810,207
768,000	4.650%, 2/23/2046	823,523
1,400,000	4.250%, 2/9/2047	1,416,443
	Applied Materials, Inc.
560,000	3.300%, 4/1/2027	560,665
	Avnet, Inc.
820,000	3.750%, 12/1/2021	829,215
	Cisco Systems, Inc.
480,000	1.555%, 3/1/2019[e]	483,651
	CommScope Technologies Finance, LLC
1,480,000	6.000%, 6/15/2025[d]	1,550,300
	Diamond 1 Finance Corporation
680,000	3.480%, 6/1/2019[d]	697,110
550,000	5.450%, 6/15/2023[d]	593,344
396,000	6.020%, 6/15/2026[d]	432,521
840,000	8.100%, 7/15/2036[d]	1,055,388
560,000	8.350%, 7/15/2046[d]	726,581
	Equinix, Inc.
1,870,000	5.750%, 1/1/2025	1,977,525
	Fidelity National Information Services, Inc.
1,070,000	2.850%, 10/15/2018	1,084,706
769,000	3.625%, 10/15/2020	799,016
	First Data Corporation
970,000	5.375%, 8/15/2023[d]	1,010,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Technology (0.8%) - continued
	Hewlett Packard Enterprise Company
$1,130,000	2.450%, 10/5/2017	$1,133,309
565,000	2.850%, 10/5/2018	571,699
565,000	4.400%, 10/15/2022	591,627
	Intel Corporation
185,000	3.100%, 7/29/2022	190,115
685,000	3.700%, 7/29/2025	716,087
1,188,000	4.100%, 5/19/2046	1,185,124
	International Business Machines Corporation
1,056,000	4.700%, 2/19/2046	1,158,442
	Iron Mountain, Inc.
1,885,000	6.000%, 8/15/2023	1,983,962
	Micron Technology, Inc.
3,085,000	7.500%, 9/15/2023[d]	3,443,631
	Microsoft Corporation
1,575,000	4.750%, 11/3/2055	1,687,808
1,575,000	4.200%, 11/3/2035	1,650,869
975,000	3.700%, 8/8/2046	913,305
1,400,000	4.250%, 2/6/2047	1,434,625
	NXP BV
1,390,000	3.875%, 9/1/2022[d]	1,421,275
	Oracle Corporation
330,000	2.500%, 5/15/2022	329,046
1,056,000	2.400%, 9/15/2023	1,026,148
1,340,000	2.950%, 5/15/2025	1,322,542
	Qualcomm, Inc.
792,000	3.000%, 5/20/2022	801,395
	Sensata Technologies UK Financing Company plc
1,140,000	6.250%, 2/15/2026[d]	1,208,400

	Total	39,998,867

Transportation (0.3%)
	Air Canada Pass Through Trust
276,889	3.875%, 3/15/2023[d]	269,967
	American Airlines Pass Through Trust
1,170,826	3.375%, 5/1/2027	1,147,409
	Avis Budget Car Rental, LLC
1,665,000	5.125%, 6/1/2022[d,h]	1,607,807
1,195,000	6.375%, 4/1/2024[d,h]	1,196,494
	Burlington Northern Santa Fe, LLC
1,040,000	5.050%, 3/1/2041	1,162,705
1,175,000	3.900%, 8/1/2046	1,127,435
	Continental Airlines, Inc.
604,246	4.150%, 4/11/2024	632,597
	CSX Corporation
494,000	3.700%, 11/1/2023	514,884
	Delta Air Lines, Inc.
254,659	4.950%, 5/23/2019	265,801
630,000	2.875%, 3/13/2020	635,140
	ERAC USA Finance, LLC
284,000	2.800%, 11/1/2018[d]	287,416
	J.B. Hunt Transport Services, Inc.
295,000	3.300%, 8/15/2022	299,731
	Southwest Airlines Company
845,000	2.750%, 11/6/2019	858,375
	Virgin Australia Holdings, Ltd.
202,534	5.000%, 10/23/2023[d]	210,635
	XPO Logistics, Inc.
1,570,000	6.500%, 6/15/2022[d,h]	1,648,500

	Total	11,864,896

Principal Amount	Long-Term Fixed Income (42.4%)	Value
U.S. Government and Agencies (10.7%)
	Federal National Mortgage Association
$205,000	6.250%, 5/15/2029	$274,341
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	252,273
	U.S. Treasury Bonds
1,075,000	4.375%, 5/15/2040	1,334,428
470,000	3.625%, 2/15/2044	523,554
26,928,000	2.500%, 5/15/2046	24,106,861
2,250,000	2.875%, 11/15/2046	2,182,325
	U.S. Treasury Bonds, TIPS
7,468,206	0.125%, 1/15/2023	7,463,740
51,522	2.375%, 1/15/2025	59,425
28,580,026	0.625%, 1/15/2026	29,106,441
33,700	2.125%, 2/15/2040	42,522
456,662	0.750%, 2/15/2042	439,146
	U.S. Treasury Notes
1,600,000	0.875%, 4/15/2017	1,600,123
700,000	0.875%, 5/15/2017	700,165
23,000,000	0.875%, 3/31/2018	22,953,287
21,220,000	1.000%, 11/30/2018	21,145,390
22,400,000	0.750%, 2/15/2019	22,197,011
15,500,000	1.000%, 10/15/2019	15,343,791
41,710,000	1.500%, 10/31/2019	41,786,580
79,080,000	1.375%, 9/30/2020	78,283,032
10,250,000	1.375%, 5/31/2021	10,066,617
59,409,000	1.125%, 8/31/2021	57,552,469
12,600,000	1.875%, 2/28/2022	12,571,448
41,325,000	2.125%, 6/30/2022	41,602,663
10,765,000	1.625%, 8/15/2022	10,543,812
1,120,000	1.375%, 9/30/2023	1,065,794
26,500,000	1.625%, 10/31/2023	25,604,592
47,630,000	2.250%, 11/15/2024	47,496,064
39,702,000	2.000%, 11/15/2026	38,343,437
	U.S. Treasury Notes, TIPS
2,048,840	0.125%, 4/15/2021	2,069,888

	Total	516,711,219

Utilities (1.1%)
	American Electric Power Company, Inc.
1,722,000	2.950%, 12/15/2022	1,730,536
	Arizona Public Service Company
395,000	2.200%, 1/15/2020	395,876
	Berkshire Hathaway Energy Company
358,000	2.400%, 2/1/2020	360,639
	Calpine Corporation
1,450,000	5.375%, 1/15/2023[h]	1,468,125
	CMS Energy Corporation
840,000	2.950%, 2/15/2027	796,194
840,000	3.450%, 8/15/2027	835,822
	Commonwealth Edison Company
1,025,000	3.700%, 3/1/2045	968,334
395,000	4.350%, 11/15/2045	411,037
	Consolidated Edison Company of New York, Inc.
384,000	4.500%, 12/1/2045	408,019
	Consolidated Edison, Inc.
528,000	2.000%, 5/15/2021	518,620
	Dominion Resources, Inc.
1,070,000	2.962%, 7/1/2019	1,085,105
	DTE Electric Company
760,000	3.700%, 3/15/2045	729,264
890,000	3.700%, 6/1/2046	855,593

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Utilities (1.1%) - continued
	DTE Energy Company
$155,000	2.400%, 12/1/2019	$155,933
	Duke Energy Corporation
900,000	2.100%, 6/15/2018	903,454
1,120,000	3.750%, 9/1/2046	1,009,303
	Duke Energy Florida, LLC
775,000	3.200%, 1/15/2027	778,893
	Duke Energy Indiana, LLC
1,085,000	3.750%, 5/15/2046	1,028,508
	Dynegy, Inc.
1,720,000	7.375%, 11/1/2022	1,707,100
	Edison International
1,050,000	2.950%, 3/15/2023	1,048,709
	Emera U.S. Finance, LP
800,000	2.150%, 6/15/2019	799,687
820,000	4.750%, 6/15/2046	827,190
	Enbridge Energy Partners, LP
1,400,000	5.875%, 10/15/2025	1,564,711
	Enel Finance International NV
450,000	6.250%, 9/15/2017[d]	459,017
	Eversource Energy
330,000	1.600%, 1/15/2018	329,782
	Exelon Corporation
580,000	5.100%, 6/15/2045	626,920
792,000	4.450%, 4/15/2046	784,452
	Exelon Generation Company, LLC
770,000	5.200%, 10/1/2019	823,665
970,000	2.950%, 1/15/2020	983,228
	Great Plains Energy, Inc.
905,000	2.500%, 3/9/2020	910,052
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	294,108
560,000	5.300%, 7/1/2043	622,917
	Kinder Morgan Energy Partners, LP
1,400,000	6.500%, 9/1/2039	1,552,085
	MidAmerican Energy Holdings Company
1,586,000	6.500%, 9/15/2037	2,062,714
	Monongahela Power Company
780,000	5.400%, 12/15/2043[d]	917,591
	National Rural Utilities Cooperative Finance Corporation
1,025,000	2.300%, 11/1/2020	1,026,363
	NextEra Energy Capital Holdings, Inc.
660,000	2.300%, 4/1/2019	663,969
	NiSource Finance Corporation
1,475,000	5.650%, 2/1/2045	1,713,848
	Northern States Power Company
1,240,000	4.125%, 5/15/2044	1,263,322
	NRG Energy, Inc.
1,500,000	6.625%, 3/15/2023	1,534,687
	Oncor Electric Delivery Company, LLC
760,000	3.750%, 4/1/2045	720,873
	Pacific Gas & Electric Company
1,400,000	3.300%, 3/15/2027	1,407,168
768,000	4.250%, 3/15/2046	785,902
	PG&E Corporation
375,000	2.400%, 3/1/2019	377,639
	PPL Capital Funding, Inc.
372,000	3.500%, 12/1/2022	380,408
1,275,000	5.000%, 3/15/2044	1,347,889
	Regency Energy Partners, LP
1,120,000	5.875%, 3/1/2022	1,231,429
	Sempra Energy
1,285,000	6.150%, 6/15/2018	1,353,027

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Utilities (1.1%) - continued
$370,000	2.400%, 3/15/2020	$371,298
	Southern California Edison Company
220,000	2.400%, 2/1/2022	219,118
1,135,000	4.000%, 4/1/2047	1,134,482
	Southern Company
1,080,000	1.850%, 7/1/2019	1,074,030
1,100,000	4.400%, 7/1/2046	1,051,061
	Southwestern Electric Power Company
460,000	3.900%, 4/1/2045	434,151
	Targa Resources Partners, LP
525,000	5.250%, 5/1/2023	536,813
	Tesoro Logistics, LP
1,755,000	5.250%, 1/15/2025	1,831,781
	TransAlta Corporation
825,000	1.900%, 6/3/2017	825,000
	Xcel Energy, Inc.
1,055,000	3.350%, 12/1/2026	1,054,731

	Total	53,092,172

	Total Long-Term Fixed Income (cost $2,041,801,740)	2,047,630,419

Shares	Registered Investment Companies (25.6%)	Value
Affiliated Equity Holdings (9.8%)
2,586,561	Thrivent Large Cap Stock Portfolio	33,457,945
8,818,308	Thrivent Large Cap Value Portfolio	155,211,043
3,932,207	Thrivent Mid Cap Stock Portfolio	77,766,861
16,955,184	Thrivent Partner Worldwide Allocation Portfolio	166,545,690
1,989,819	Thrivent Small Cap Stock Portfolio	38,536,617

	Total	471,518,156

Affiliated Fixed Income Holdings (14.7%)
24,918,920	Thrivent High Yield Portfolio	119,954,698
35,697,897	Thrivent Income Portfolio	361,758,920
23,257,661	Thrivent Limited Maturity Bond Portfolio	228,915,857

	Total	710,629,475

Equity Funds/ETFs (0.3%)
3,220	iShares Russell 2000 Growth Index Fund	520,545
8,039	iShares Russell 2000 Index Fund	1,105,202
3,350	iShares Russell 2000 Value Index Fund	395,836
5,870	Materials Select Sector SPDR Fund	307,647
41,826	SPDR S&P 500 ETF Trust	9,860,061
49,720	SPDR S&P Bank ETF	2,136,965
8,730	SPDR S&P Biotech ETF[h]	605,338
540	SPDR S&P MidCap 400 ETF Trust	168,707

	Total	15,100,301

Fixed Income Funds/ETFs (0.8%)
72,000	iShares Barclays 1-3 Year Credit Bond Fund	7,576,560
161,900	iShares iBoxx $ Investment Grade Corporate Bond ETF	19,089,629

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Registered Investment Companies (25.6%)	Value
Fixed Income Funds/ETFs (0.8%) - continued
176,000	Vanguard Short-Term Corporate Bond ETF	$14,034,240

	Total	40,700,429

	Total Registered Investment Companies (cost $1,121,780,862)	1,237,948,361

Shares	Common Stock (22.0%)	Value
Consumer Discretionary (3.1%)
17,868	Aaron’s, Inc.	531,394
10,020	Abercrombie & Fitch Company	119,539
29,216	Amazon.com, Inc.[k]	25,901,153
25,050	American Axle & Manufacturing Holdings, Inc.[k]	470,439
6,115	American Public Education, Inc.[k]	140,034
32,800	Aramark	1,209,336
3,350	Armstrong Flooring, Inc.[k]	61,707
3,980	Ascent Capital Group, Inc.[k]	56,237
12,518	Barnes & Noble, Inc.	115,791
13,650	Beazer Homes USA, Inc.[k]	165,575
6,250	Big 5 Sporting Goods Corporation	94,375
10,120	Bloomin’ Brands, Inc.	199,668
15,020	BorgWarner, Inc.	627,686
4,390	Boyd Gaming Corporation[k]	96,624
3,100	Bright Horizons Family Solutions, Inc.[k]	224,719
16,130	Brunswick Corporation	987,156
4,730	Burlington Stores, Inc.[k]	460,182
14,220	Caleres, Inc.	375,692
11,160	Callaway Golf Company	123,541
21,750	Carter’s, Inc.	1,953,150
2,758	Cedar Fair, LP	187,020
6,600	Cheesecake Factory, Inc.	418,176
830	Chipotle Mexican Grill, Inc.[k]	369,782
2,330	Chuy’s Holdings, Inc.[k]	69,434
3,920	ClubCorp Holdings, Inc.	62,916
559,206	Comcast Corporation	21,020,554
13,972	Core-Mark Holding Company, Inc.	435,787
9,559	CSS Industries, Inc.	247,769
11,338	Culp, Inc.	353,746
5,800	D.R. Horton, Inc.	193,198
30,200	Dana, Inc.	583,162
64,319	Delphi Automotive plc	5,177,036
4,515	Discovery Communications, Inc., Class Ak	131,341
3,560	Discovery Communications, Inc., Class Ck	100,784
10,650	DISH Network Corporation[k]	676,168
5,810	Dollar General Corporation	405,131
22,180	Dollar Tree, Inc.[k]	1,740,243
2,180	Domino’s Pizza, Inc.	401,774
20,320	DSW, Inc.	420,218
16,283	Duluth Holdings, Inc.[h,k]	346,665
4,340	Etsy, Inc.[k]	46,134
6,108	Expedia, Inc.	770,646
7,990	Express, Inc.[k]	72,789
11,150	Finish Line, Inc.	158,664
7,563	G-III Apparel Group, Ltd.[k]	165,554
44,250	GNC Holdings, Inc.[h]	325,680
7,690	Habit Restaurants, Inc.[k]	136,113
169,614	Harley-Davidson, Inc.	10,261,647
13,058	Haverty Furniture Companies, Inc.	317,962
63,110	Home Depot, Inc.	9,266,441
14,390	Houghton Mifflin Harcourt Company[k]	146,059
1,280	Hyatt Hotels Corporation[k]	69,094

Shares	Common Stock (22.0%)	Value
Consumer Discretionary (3.1%) - continued
660	Jack in the Box, Inc.	$67,135
1,240	John Wiley and Sons, Inc.	66,712
4,680	Kate Spade & Company[k]	108,716
11,740	La-Z-Boy, Inc.	316,980
26,240	Lennar Corporation	1,343,226
53,540	Liberty Interactive Corporation[k]	1,071,871
2,370	Lithia Motors, Inc.	202,991
38,630	LKQ Corporation[k]	1,130,700
103,830	Lowe’s Companies, Inc.	8,535,864
18,080	M.D.C. Holdings, Inc.	543,304
2,740	M/I Homes, Inc.[k]	67,130
58,450	Modine Manufacturing Company[k]	713,090
6,380	Nautilus, Inc.[k]	116,435
7,400	New Media Investment Group, Inc.	105,154
34,340	Newell Brands, Inc.	1,619,818
20,520	News Corporation, Class A	266,760
6,700	News Corporation, Class B	90,450
26,060	Norwegian Cruise Line Holdings, Ltd.[k]	1,322,024
18,941	Nutrisystem, Inc.	1,051,226
1,460	O’Reilly Automotive, Inc.[k]	393,966
11,330	Oxford Industries, Inc.	648,756
5,680	Papa John’s International, Inc.	454,627
41,970	Pinnacle Entertainment, Inc.[k]	819,254
7,840	Polaris Industries, Inc.[h]	656,992
3,210	Priceline Group, Inc.[k]	5,713,704
10,230	PVH Corporation	1,058,498
4,710	Ralph Lauren Corporation	384,430
8,030	Retailmenot, Inc.[k]	65,043
1,700	RHh,k	78,642
28,000	Ross Stores, Inc.	1,844,360
9,770	Ruth’s Hospitality Group, Inc.	195,889
8,400	Sally Beauty Holdings, Inc.[k]	171,696
63,964	Scripps Networks Interactive, Inc.	5,012,859
3,460	Select Comfort Corporation[k]	85,773
4,910	Signet Jewelers, Ltd.	340,116
9,310	Six Flags Entertainment Corporation	553,852
4,760	Snap-On, Inc.	802,869
19,278	Sonic Corporation	488,890
1,200	Standard Motor Products, Inc.	58,968
16,444	Stein Mart, Inc.	49,496
4,070	Steven Madden, Ltd.[k]	156,898
8,430	Tempur Sealy International, Inc.[h,k]	391,658
2,075	Tenneco, Inc.	129,521
8,360	Tilly’s, Inc.	75,407
21,700	Time, Inc.	419,895
30,980	TJX Companies, Inc.	2,449,898
35,440	Toll Brothers, Inc.[k]	1,279,738
24,958	Tower International, Inc.	676,362
23,991	Tribune Media Company	894,145
30,242	Tuesday Morning Corporation[k]	113,407
13,367	Tupperware Brands Corporation	838,378
1,550	Ulta Salon Cosmetics & Fragrance, Inc.[k]	442,107
1,900	Vail Resorts, Inc.	364,610
12,180	Vera Bradley, Inc.[k]	113,396
7,230	VF Corporation	397,433
940	Visteon Corporation[k]	92,073
3,150	Vitamin Shoppe, Inc.[k]	63,473
83,800	Walt Disney Company	9,502,082
2,875	Whirlpool Corporation	492,574
9,180	Wingstop, Inc.	259,610
2,650	Wyndham Worldwide Corporation	223,369
13,220	Yum China Holding, Inc.[k]	359,584
12,530	Yum! Brands, Inc.	800,667

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (22.0%)	Value
Consumer Discretionary (3.1%) - continued
14,880	Zoe’s Kitchen, Inc.[h,k]	$275,280

	Total	148,421,516

Consumer Staples (0.9%)
19,304	AdvancePierre Foods Holdings, Inc.	601,706
6,786	Blue Buffalo Pet Products, Inc.[k]	156,078
4,160	Clorox Company	560,893
76,950	Coca-Cola Company	3,265,758
25,130	Cott Corporation	310,607
141,060	CVS Health Corporation	11,073,210
1,720	Dr Pepper Snapple Group, Inc.	168,422
884	e.l.f. Beauty, Inc.[k]	25,459
18,200	Estee Lauder Companies, Inc.	1,543,178
5,680	Flowers Foods, Inc.	110,249
18,760	Hain Celestial Group, Inc.[k]	697,872
4,750	Ingredion, Inc.	572,042
825	J & J Snack Foods Corporation	111,837
9,370	Kellogg Company	680,356
21,510	Kimberly-Clark Corporation	2,831,361
7,270	Lamb Weston Holdings, Inc.	305,776
620	Lancaster Colony Corporation	79,881
10,690	MGP Ingredients, Inc.[h]	579,719
3,698	Molson Coors Brewing Company	353,936
22,120	Monster Beverage Corporation[k]	1,021,280
17,640	PepsiCo, Inc.	1,973,210
42,800	Pinnacle Foods, Inc.	2,476,836
19,121	SpartanNash Company	669,044
5,010	Sprouts Farmers Markets, Inc.[k]	115,831
45,840	SUPERVALU, Inc.[k]	176,942
79,490	Walgreens Boots Alliance, Inc.	6,601,645
59,840	Wal-Mart Stores, Inc.	4,313,267

	Total	41,376,395

Energy (1.4%)
51,250	Anadarko Petroleum Corporation	3,177,500
8,156	Arch Coal, Inc.[h,k]	562,275
53,912	Archrock, Inc.	668,509
31,939	Atwood Oceanics, Inc.[k]	304,379
51,794	Baker Hughes, Inc.	3,098,317
13,406	Bristow Group, Inc.	203,905
3,895	Callon Petroleum Company[k]	51,258
102,560	Chevron Corporation	11,011,867
2,020	Cimarex Energy Company	241,370
66,720	Clean Energy Fuels Corporation[k]	170,136
16,070	Concho Resources, Inc.[k]	2,062,424
6,350	Continental Resources, Inc.[k]	288,417
15,449	Contura Energy, Inc.[k]	1,025,814
21,150	Delek US Holdings, Inc.	513,310
95,280	Devon Energy Corporation	3,975,082
9,810	Diamond Offshore Drilling, Inc.[k]	163,925
5,980	Dril-Quip, Inc.[k]	326,209
37,720	Ensco plc	337,594
46,545	EQT Corporation	2,843,899
53,560	Exxon Mobil Corporation	4,392,456
15,980	Frank’s International NV	168,909
20,020	Frontline, Ltd.	134,935
9,370	Green Plains, Inc.	231,907
85,670	Halliburton Company	4,215,821
10,997	Helix Energy Solutions Group, Inc.[k]	85,447
28,320	HollyFrontier Corporation	802,589
14,560	Hornbeck Offshore Services, Inc.[k]	64,501
473,603	Marathon Oil Corporation	7,482,927
7,550	Murphy Oil Corporation	215,854
114,950	Nabors Industries, Ltd.	1,502,396
29,090	Noble Corporation	180,067
3,100	Noble Energy, Inc.	106,454

Shares	Common Stock (22.0%)	Value
Energy (1.4%) - continued
21,019	Oasis Petroleum, Inc.[k]	$299,731
17,940	Oceaneering International, Inc.	485,815
23,123	Oil States International, Inc.[k]	766,527
13,420	Par Pacific Holdings, Inc.[k]	221,296
17,438	Parsley Energy, Inc.[k]	566,909
33,645	Patterson-UTI Energy, Inc.	816,564
24,380	PBF Energy, Inc.[h]	540,505
3,880	Phillips 66	307,374
35,707	Pioneer Energy Services Corporation[k]	142,828
26,270	Pioneer Natural Resources Company	4,892,262
4,680	QEP Resources, Inc.[k]	59,483
19,730	Range Resources Corporation	574,143
57,380	Rowan Companies plc[k]	893,980
9,470	RPC, Inc.[h]	173,396
4,540	SemGroup Corporation	163,440
12,220	Teekay Corporation	111,813
67,741	Teekay Tankers, Ltd.	138,869
16,430	Tesco Corporation[k]	132,262
23,400	Tesoro Corporation	1,896,804
56,080	TETRA Technologies, Inc.[k]	228,246
14,970	U.S. Silica Holdings, Inc.	718,410
8,770	Valero Energy Corporation	581,363
607,450	Weatherford International plc[k]	4,039,542
3,950	Westmoreland Coal Company[k]	57,354
61,040	WPX Energy, Inc.[k]	817,326

	Total	70,236,695

Financials (3.7%)
11,770	Affiliated Managers Group, Inc.	1,929,574
2,880	Aflac, Inc.	208,570
15,900	AG Mortgage Investment Trust, Inc.	286,995
850	Alleghany Corporation[k]	522,461
5,690	Allied World Assurance Company Holdings AG	302,139
7,090	Altisource Residential Corporation	108,123
3,160	Ambac Financial Group, Inc.[k]	59,598
49,360	American International Group, Inc.	3,081,545
12,504	Ameris Bancorp	576,434
5,310	AMERISAFE, Inc.	344,619
4,190	Apollo Commercial Real Estate Finance, Inc.	78,814
3,134	Argo Group International Holdings, Ltd.	212,485
23,060	Aspen Insurance Holdings, Ltd.	1,200,273
4,860	Associated Banc-Corp	118,584
37,720	Assured Guaranty, Ltd.	1,399,789
26,710	BancorpSouth, Inc.	807,978
11,480	Bank Mutual Corporation	107,912
936,810	Bank of America Corporation	22,099,348
5,650	Bank of the Ozarks, Inc.	293,856
6,120	BankFinancial Corporation	88,862
1,290	Banner Corporation	71,776
40,930	BB&T Corporation	1,829,571
25,550	Beneficial Bancorp, Inc.	408,800
119,580	Blackstone Group, LP	3,551,526
46,310	Boston Private Financial Holdings, Inc.	759,484
18,660	Brookline Bancorp, Inc.	292,029
39,480	Capital One Financial Corporation	3,421,337
12,880	Central Pacific Financial Corporation	393,355
9,034	Chemical Financial Corporation	462,089
27,800	Chubb, Ltd.	3,787,750
290,730	Citigroup, Inc.	17,391,469
5,730	Citizens Financial Group, Inc.	197,972
7,340	Clifton Bancorp, Inc.	118,835
46,605	CoBiz Financial, Inc.	782,964

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (22.0%)	Value
Financials (3.7%) - continued
12,719	Columbia Banking System, Inc.	$495,914
100,300	Comerica, Inc.	6,878,574
4,560	Donnelley Financial Solutions, Inc.[k]	87,962
75,080	E*TRADE Financial Corporation[k]	2,619,541
35,228	East West Bancorp, Inc.	1,818,117
22,600	Eaton Vance Corporation	1,016,096
14,459	Employers Holdings, Inc.	548,719
8,190	Enova International, Inc.[k]	121,622
4,020	Essent Group, Ltd.[k]	145,403
1,220	Evercore Partners, Inc.	95,038
7,880	F.N.B. Corporation	117,176
276,123	Fifth Third Bancorp	7,013,524
4,910	First American Financial Corporation	192,865
35,790	First Commonwealth Financial Corporation	474,575
9,010	First Financial Bancorp	247,325
3,920	First Financial Corporation	186,200
5,930	First Merchants Corporation	233,168
69,480	First Midwest Bancorp, Inc.	1,645,286
28,600	First Republic Bank	2,682,966
3,760	Fulton Financial Corporation	67,116
10,965	Glacier Bancorp, Inc.	372,042
61,030	Goldman Sachs Group, Inc.	14,019,812
34,710	Great Western Bancorp, Inc.	1,472,051
23,600	Green Bancorp, Inc.[k]	420,080
2,980	Greenhill & Company, Inc.	87,314
10,198	Hamilton Lane, Inc.[k]	190,397
28,240	Hanmi Financial Corporation	868,380
7,310	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	147,662
25,309	Hanover Insurance Group, Inc.	2,279,329
19,030	Heritage Commerce Corporation	268,323
2,730	Heritage Financial Corporation	67,568
25,176	Home BancShares, Inc.	681,514
3,280	HomeStreet, Inc.[k]	91,676
4,510	Hometrust Bancshares, Inc.[k]	105,985
39,838	Hope Bancorp, Inc.	763,694
8,273	Horace Mann Educators Corporation	339,607
16,840	Houlihan Lokey, Inc.	580,138
80,600	Huntington Bancshares, Inc.	1,079,234
4,430	Independent Bank Corporation	91,701
4,239	Infinity Property & Casualty Corporation	404,824
79,280	Intercontinental Exchange, Inc.	4,746,494
12,820	Invesco Mortgage Capital, Inc.	197,684
136,570	Invesco, Ltd.	4,183,139
24,469	Investors Bancorp, Inc.	351,864
128,300	KeyCorp	2,281,174
4,302	Kinsale Capital Group, Inc.	137,836
12,600	Lazard, Ltd.	579,474
2,850	M&T Bank Corporation	440,980
930	MarketAxess Holdings, Inc.	174,366
5,890	Meta Financial Group, Inc.	521,265
149,300	MetLife, Inc.	7,886,026
56,750	MGIC Investment Corporation[k]	574,877
49,070	MTGE Investment Corporation	821,923
16,910	National Bank Holdings Corporation	549,575
18,690	National General Holdings Corporation	444,074
2,440	Navigators Group, Inc.	132,492
69,870	New Residential Investment Corporation	1,186,393
8,130	NMI Holdings, Inc.[k]	92,682
5,880	Opus Bank	118,482
3,980	PacWest Bancorp	211,975
4,560	PennyMac Financial Services, Inc.[k]	77,748

Shares	Common Stock (22.0%)	Value
Financials (3.7%) - continued
2,170	Peoples Bancorp, Inc.	$68,702
4,990	Preferred Apartment Communities, Inc.	65,918
5,650	Primerica, Inc.	464,430
1,240	Principal Financial Group, Inc.	78,256
6,050	Progressive Corporation	237,039
17,650	Provident Financial Services, Inc.	456,253
30,353	Raymond James Financial, Inc.	2,314,720
8,931	Renasant Corporation	354,471
1,126	Safety Insurance Group, Inc.	78,933
12,205	Sandy Spring Bancorp, Inc.	500,283
5,880	Seacoast Banking Corporation of Florida[k]	141,002
3,080	Selective Insurance Group, Inc.	145,222
20,391	Simmons First National Corporation	1,124,564
98,930	SLM Corporation[k]	1,197,053
3,160	Starwood Property Trust, Inc.	71,353
7,605	State Auto Financial Corporation	208,757
51,140	State Street Corporation	4,071,255
3,100	Stewart Information Services Corporation	136,958
16,398	Stifel Financial Corporation[k]	823,016
14,075	SVB Financial Group	2,619,217
198,800	Synchrony Financial	6,818,840
23,770	Synovus Financial Corporation	975,045
49,610	TCF Financial Corporation	844,362
35,470	TD Ameritrade Holding Corporation	1,378,364
3,360	Territorial Bancorp, Inc.	104,731
8,000	TriCo Bancshares	284,240
2,650	Triumph Bancorp, Inc.[k]	68,370
54,680	TrustCo Bank Corporation	429,238
2,440	Trustmark Corporation	77,568
24,070	Two Harbors Investment Corporation	230,831
16,460	Umpqua Holdings Corporation	292,000
2,790	Union Bankshares Corporation	98,152
18,820	United Community Banks, Inc.	521,126
23,230	United Financial Bancorp, Inc.	395,142
1,480	United Fire Group, Inc.	63,300
3,750	Unum Group	175,837
8,680	Voya Financial, Inc.	329,493
1,750	Western Alliance Bancorp[k]	85,907
27,390	Western Asset Mortgage Capital Corporation	267,600
4,496	WSFS Financial Corporation	206,591
140,754	Zions Bancorporation	5,911,668

	Total	178,741,764

Health Care (2.8%)
10,630	Abbott Laboratories	472,078
3,950	ABIOMED, Inc.[k]	494,540
7,352	Acadia Healthcare Company, Inc.[k]	320,547
2,600	Acceleron Pharma, Inc.[k]	68,822
5,100	Aceto Corporation	80,631
3,510	Aerie Pharmaceuticals, Inc.[k]	159,179
8,700	Aetna, Inc.	1,109,685
19,420	Akorn, Inc.[k]	467,634
43,610	Alexion Pharmaceuticals, Inc.[k]	5,287,276
3,450	Align Technology, Inc.[k]	395,749
28,920	Allergan plc	6,909,566
7,990	Allscripts Healthcare Solutions, Inc.[k]	101,313
7,750	AMAG Pharmaceuticals, Inc.[k]	174,763
3,300	Amgen, Inc.	541,431
3,167	Analogic Corporation	240,375
31,298	Asterias Biotherapeutics, Inc.[h,k]	106,413
822	Atrion Corporation	384,860
14,880	Biogen, Inc.[k]	4,068,490

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (22.0%)	Value
Health Care (2.8%) - continued
11,230	BioMarin Pharmaceutical, Inc.[k]	$985,769
116,740	Bristol-Myers Squibb Company	6,348,321
13,350	Bruker Corporation	311,455
3,522	C.R. Bard, Inc.	875,358
7,700	Cardinal Health, Inc.	627,935
8,440	Cardiovascular Systems, Inc.[k]	238,641
28,620	Catalent, Inc.[k]	810,518
65,260	Celgene Corporation[k]	8,120,302
3,590	Centene Corporation[k]	255,823
13,070	Charles River Laboratories International, Inc.[k]	1,175,646
3,740	Chemed Corporation	683,261
8,863	ChemoCentryx, Inc.[k]	64,523
38,130	CIGNA Corporation	5,585,664
1,840	Coherus Biosciences, Inc.[k]	38,916
93,880	Community Health Systems, Inc.[k]	832,716
4,260	CONMED Corporation	189,187
1,090	Cooper Companies, Inc.	217,880
4,370	Cross Country Healthcare, Inc.[k]	62,753
30,100	Dentsply Sirona, Inc.	1,879,444
10,960	Dexcom, Inc.[k]	928,641
21,650	Diplomat Pharmacy, Inc.[k]	345,318
3,856	Editas Medicine, Inc.[h,k]	86,066
22,685	Edwards Lifesciences Corporation[k]	2,133,978
6,220	Endo International plc[k]	69,415
11,738	Ensign Group, Inc.	220,674
4,740	Envision Healthcare Corporation[k]	290,657
69,810	Express Scripts Holding Company[k]	4,601,177
10,260	GenMark Diagnostics, Inc.[k]	131,533
121,095	Gilead Sciences, Inc.	8,224,772
80,750	GlaxoSmithKline plc ADR	3,404,420
2,300	Global Blood Therapeutics, Inc.[k]	84,755
11,600	Haemonetics Corporation[k]	470,612
3,044	HealthEquity, Inc.[k]	129,218
2,085	Heska Corporation[k]	218,883
14,220	Hill-Rom Holdings, Inc.	1,003,932
33,320	Hologic, Inc.[k]	1,417,766
620	ICU Medical, Inc.[k]	94,674
24,430	Impax Laboratories, Inc.[k]	309,040
4,942	Inogen, Inc.[k]	383,302
7,620	Insys Therapeutics, Inc.[h,k]	80,086
9,630	Intersect ENT, Inc.[k]	165,155
1,590	Intra-Cellular Therapies, Inc.[k]	25,838
5,600	Ironwood Pharmaceuticals, Inc.[k]	95,536
41,420	Johnson & Johnson	5,158,861
3,870	K2M Group Holdings, Inc.[k]	79,374
19,110	Kindred Healthcare, Inc.	159,569
5,439	Lannett Company, Inc.[h,k]	121,562
11,520	Magellan Health Services, Inc.[k]	795,456
1,010	McKesson Corporation	149,743
133,819	Medtronic plc	10,780,459
195,610	Merck & Company, Inc.	12,429,059
2,380	Mettler-Toledo International, Inc.[k]	1,139,806
19,630	Mylan NVk	765,374
6,193	National Healthcare Corporation	441,561
6,590	Neurocrine Biosciences, Inc.[k]	285,347
6,446	Nevro Corporation[k]	603,990
29,576	Northstar Healthcare, Inc.[k]	50,279
15,585	NuVasive, Inc.[k]	1,163,888
13,700	Omnicell, Inc.[k]	556,905
15,397	Ophthotech Corporation[k]	56,353
52,280	OraSure Technologies, Inc.[k]	675,980
2,923	Pacira Pharmaceuticals, Inc.[k]	133,289
3,220	Patterson Companies, Inc.	145,641
81,730	PDL BioPharma, Inc.	185,527
7,820	PerkinElmer, Inc.	454,029

Shares	Common Stock (22.0%)	Value
Health Care (2.8%) - continued
8,470	Perrigo Company plc	$562,323
276,220	Pfizer, Inc.	9,449,486
3,920	PharMerica Corporation[k]	91,728
1,190	Prothena Corporation plc[k]	66,390
1,992	Puma Biotechnology, Inc.[k]	74,102
81,560	Roche Holding AG ADR	2,612,367
7,360	Teleflex, Inc.	1,425,853
4,424	Tenet Healthcare Corporation[k]	78,349
6,680	Tivity Health, Inc.[k]	194,388
10,960	Triple-S Management Corporation[k]	192,567
30,798	UnitedHealth Group, Inc.	5,051,180
14,430	Universal Health Services, Inc.	1,795,813
8,710	Veeva Systems, Inc.[k]	446,649
8,024	Vertex Pharmaceuticals, Inc.[k]	877,424
2,300	Waters Corporation[k]	359,513
2,810	West Pharmaceutical Services, Inc.	229,324
23,930	Wright Medical Group NVk	744,702
11,900	Zoetis, Inc.	635,103

	Total	136,822,225

Industrials (2.3%)
8,660	ABM Industries, Inc.	377,576
6,230	Acuity Brands, Inc.	1,270,920
15,504	Aegion Corporation[k]	355,197
12,940	AGCO Corporation	778,729
7,210	Allison Transmission Holdings, Inc.	259,993
12,520	AMETEK, Inc.	677,082
11,440	Ardmore Shipping Corporation[h]	92,092
4,973	Astec Industries, Inc.	305,815
21,629	AZZ, Inc.	1,286,926
17,710	Barnes Group, Inc.	909,231
21,800	Boeing Company	3,855,548
33,020	BWX Technologies, Inc.	1,571,752
20,200	Carlisle Companies, Inc.	2,149,482
6,782	CIRCOR International, Inc.	403,122
4,300	Colfax Corporation[k]	168,818
14,705	Comfort Systems USA, Inc.	538,938
2,720	Crane Company	203,538
237,550	CSX Corporation	11,057,952
51,930	Cummins, Inc.	7,851,816
4,650	Curtiss-Wright Corporation	424,359
88,090	Delta Air Lines, Inc.	4,048,616
930	Deluxe Corporation	67,118
12,160	Donaldson Company, Inc.	553,523
5,510	EMCOR Group, Inc.	346,854
5,370	Encore Wire Corporation	247,020
13,440	EnerSys	1,060,954
1,110	EnPro Industries, Inc.	78,988
3,255	Equifax, Inc.	445,089
5,218	ESCO Technologies, Inc.	303,166
23,646	Federal Signal Corporation	326,551
9,580	Fortune Brands Home and Security, Inc.	582,943
8,155	Franklin Electric Company, Inc.	351,073
14,120	Gener8 Maritime, Inc.[k]	80,060
3,770	Genesee & Wyoming, Inc.[k]	255,832
13,068	Gibraltar Industries, Inc.[k]	538,402
8,432	Granite Construction, Inc.	423,202
34,730	Harsco Corporation[k]	442,807
4,670	Healthcare Services Group, Inc.	201,230
5,016	Heico Corporation	437,395
3,110	Herman Miller, Inc.	98,120
14,901	Hexcel Corporation	812,850
47,994	Honeywell International, Inc.	5,993,011
5,220	Hubbell, Inc.	626,661
4,000	Huntington Ingalls Industries, Inc.	800,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (22.0%)	Value
Industrials (2.3%) - continued
4,990	ICF International, Inc.[k]	$206,087
45,120	Ingersoll-Rand plc	3,669,158
2,190	Insteel Industries, Inc.	79,147
29,721	ITT Corporation	1,219,155
7,410	JB Hunt Transport Services, Inc.	679,793
17,985	Johnson Controls International plc	757,528
5,100	Kansas City Southern	437,376
11,210	KBR, Inc.	168,486
34,800	Kennametal, Inc.	1,365,204
14,758	Kforce, Inc.	350,503
16,450	Kirby Corporation[k]	1,160,547
15,990	Korn/Ferry International	503,525
18,389	Lincoln Electric Holdings, Inc.	1,597,269
3,820	Lindsay Corporation[h]	336,618
26,660	Masco Corporation	906,173
4,780	Masonite International Corporation[k]	378,815
8,100	Meritor, Inc.[k]	138,753
2,320	Middleby Corporation[k]	316,564
7,590	Moog, Inc.[k]	511,187
24,440	MRC Global, Inc.[k]	447,985
6,303	MSA Safety, Inc.	445,559
1,930	Mueller Industries, Inc.	66,064
12,110	MYR Group, Inc.[k]	496,510
20,488	Navigant Consulting, Inc.[k]	468,356
4,070	NCI Building Systems, Inc.[k]	69,800
632	Nordson Corporation	77,635
35,735	Norfolk Southern Corporation	4,001,248
6,350	Old Dominion Freight Line, Inc.	543,370
6,690	On Assignment, Inc.[k]	324,666
9,510	Orbital ATK, Inc.	931,980
7,340	Orion Group Holdings, Inc.[k]	54,830
20,617	Oshkosh Corporation	1,414,120
11,210	PGT Innovations, Inc.[k]	120,508
6,130	Proto Labs, Inc.[k]	313,243
4,510	Quanex Building Products Corporation	91,328
10,360	Raven Industries, Inc.	300,958
19,990	Raytheon Company	3,048,475
830	RBC Bearings, Inc.[k]	80,585
2,690	Regal-Beloit Corporation	203,498
12,700	Resources Connection, Inc.	212,725
37,160	Rockwell Collins, Inc.	3,610,466
6,890	Roper Industries, Inc.	1,422,716
1,730	Ryder System, Inc.	130,511
16,140	Saia, Inc.[k]	715,002
55,720	Southwest Airlines Company	2,995,507
35,317	Spirit Aerosystems Holdings, Inc.	2,045,561
10,020	SPX FLOW, Inc.[k]	347,794
960	Stericycle, Inc.[k]	79,574
19,111	Team, Inc.[k]	516,953
2,970	Tennant Company	215,771
1,760	Tetra Tech, Inc.	71,896
3,859	TPI Composites, Inc.[k]	73,360
16,800	TransUnion[k]	644,280
3,440	TrueBlue, Inc.[k]	94,084
29,320	Union Pacific Corporation	3,105,574
21,090	United Continental Holdings, Inc.[k]	1,489,798
56,400	United Parcel Service, Inc.	6,051,720
10,110	United Rentals, Inc.[k]	1,264,255
4,550	Univar, Inc.[k]	139,503
4,849	Universal Forest Products, Inc.	477,820
10,553	Universal Truckload Services, Inc.	151,436
17,050	WABCO Holdings, Inc.[k]	2,002,011
2,430	WageWorks, Inc.[k]	175,689
20,243	Waste Connections, Inc.	1,785,837
800	Watsco, Inc.	114,544

Shares	Common Stock (22.0%)	Value
Industrials (2.3%) - continued
6,800	Xylem, Inc.	$341,496
7,030	YRC Worldwide, Inc.[k]	77,400

	Total	112,297,200

Information Technology (5.8%)
53,150	Agilent Technologies, Inc.	2,810,040
25,945	Akamai Technologies, Inc.[k]	1,548,916
45,240	Alliance Data Systems Corporation	11,264,760
18,989	Alphabet, Inc., Class Ak	16,098,874
15,601	Alphabet, Inc., Class Ck	12,941,966
1,450	Alteryx, Inc.[k]	22,664
3,870	Ambarella, Inc.[k]	211,728
19,260	Amphenol Corporation	1,370,734
39,420	Analog Devices, Inc.	3,230,469
156,854	Apple, Inc.	22,533,646
27,105	Applied Materials, Inc.	1,054,384
4,370	Apptio, Inc.[h,k]	51,260
12,891	Arista Networks, Inc.[k]	1,705,093
48,700	ARRIS International plc[k]	1,288,115
2,280	Aspen Technology, Inc.[k]	134,338
10,840	Avnet, Inc.	496,038
6,620	AVX Corporation	108,436
7,640	Bankrate, Inc.[k]	73,726
8,110	Belden, Inc.	561,131
9,220	Blackhawk Network Holdings, Inc.[k]	374,332
36,950	Booz Allen Hamilton Holding Corporation	1,307,661
27,647	Brooks Automation, Inc.	619,293
5,510	CA, Inc.	174,777
6,742	Cabot Microelectronics Corporation	516,505
5,550	Carbonite, Inc.[k]	112,665
4,440	Cavium, Inc.[k]	318,170
63,570	Ciena Corporation[k]	1,500,888
1,150	Cirrus Logic, Inc.	69,793
563,040	Cisco Systems, Inc.	19,030,752
1,680	Cognex Corporation	141,036
134,780	Cognizant Technology Solutions Corporation[k]	8,022,106
2,140	Coherent, Inc.[k]	440,070
29,080	CommVault Systems, Inc.[k]	1,477,264
14,570	comScore, Inc.[k]	314,566
7,290	Comtech Telecommunications Corporation	107,455
31,888	Conduent Incorporated[k]	535,081
10,630	Convergys Corporation	224,824
28,570	CoreLogic, Inc.[k]	1,163,370
19,091	Criteo SA ADR[k]	954,359
3,380	CTS Corporation	71,994
21,600	Dolby Laboratories, Inc.	1,132,056
11,990	DST Systems, Inc.	1,468,775
32,400	eBay, Inc.[k]	1,087,668
6,840	Entegris, Inc.[k]	160,056
7,810	Envestnet, Inc.[k]	252,263
7,130	EVERTEC, Inc.	113,367
8,140	ExlService Holdings, Inc.[k]	385,510
4,160	F5 Networks, Inc.[k]	593,091
12,543	Fabrinet[k]	527,182
137,780	Facebook, Inc.[k]	19,571,649
9,220	Finisar Corporation[k]	252,075
49,580	FLIR Systems, Inc.	1,798,762
27,520	Fortinet, Inc.[k]	1,055,392
18,563	Guidewire Software, Inc.[k]	1,045,654
4,210	IAC/InterActiveCorporation[k]	310,361
4,670	II-VI, Inc.[k]	168,354
1,970	Impinj, Inc.[k]	59,632
1,560	Insight Enterprises, Inc.[k]	64,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (22.0%)	Value
Information Technology (5.8%) - continued
53,000	Integrated Device Technology, Inc.[k]	$1,254,510
104,980	Intel Corporation	3,786,629
60,690	Keysight Technologies, Inc.[k]	2,193,337
12,940	Lam Research Corporation	1,660,978
24,430	Liberty Tripadvisor Holdings, Inc.[k]	344,463
2,851	Littelfuse, Inc.	455,903
7,040	M/A-COM Technology Solutions Holdings, Inc.[k]	340,032
10,790	Manhattan Associates, Inc.[k]	561,620
135,190	MasterCard, Inc.	15,204,819
37,175	Maxim Integrated Products, Inc.	1,671,388
14,375	MeetMe, Inc.[k]	84,669
12,153	Methode Electronics, Inc.	554,177
7,240	Microsemi Corporation[k]	373,077
420,600	Microsoft Corporation	27,700,716
2,650	Mobileye NVk	162,710
17,250	Monolithic Power Systems, Inc.	1,588,725
3,120	Monotype Imaging Holdings, Inc.	62,712
18,690	National Instruments Corporation	608,546
4,230	NetApp, Inc.	177,025
10,270	New Relic, Inc.[k]	380,709
7,600	Nice, Ltd. ADR	516,648
8,180	NXP Semiconductors NVk	846,630
5,330	ON Semiconductor Corporation[k]	82,562
263,530	Oracle Corporation	11,756,073
1,520	OSI Systems, Inc.[k]	110,945
58,570	Pandora Media, Inc.[h,k]	691,712
5,775	Paycom Software, Inc.[k]	332,120
4,300	Paylocity Holding Corporation[k]	166,109
218,920	PayPal Holdings, Inc.[k]	9,417,938
14,777	Pegasystems, Inc.	647,971
6,090	Plantronics, Inc.	329,530
13,500	Progress Software Corporation	392,175
8,710	Proofpoint, Inc.[k]	647,676
9,973	Q2 Holdings, Inc.[k]	347,559
1,220	Qorvo, Inc.[k]	83,643
30,520	QUALCOMM, Inc.	1,750,017
2,000	Qualys, Inc.[k]	75,800
8,790	RealPage, Inc.[k]	306,771
9,500	Red Hat, Inc.[k]	821,750
9,420	Rubicon Project, Inc.[k]	55,484
9,411	Rudolph Technologies, Inc.[k]	210,806
152,770	Salesforce.com, Inc.[k]	12,601,997
2,360	ScanSource, Inc.[k]	92,630
14,440	ServiceNow, Inc.[k]	1,263,067
15,300	ShoreTel, Inc.[k]	94,095
1,070	Silicon Laboratories, Inc.[k]	78,698
5,700	SS&C Technologies Holdings, Inc.	201,780
13,510	Synopsys, Inc.[k]	974,476
64,963	Teradyne, Inc.	2,020,349
89,480	Texas Instruments, Inc.	7,208,509
7,440	Travelport Worldwide, Ltd.	87,569
8,860	Trimble, Inc.[k]	283,609
40,885	Twitter, Inc.[k]	611,231
2,610	Tyler Technologies, Inc.[k]	403,402
1,480	Ultimate Software Group, Inc.[k]	288,911
7,350	Varonis Systems, Inc.[k]	233,730
26,032	Virtusa Corporation[k]	786,687
165,330	Visa, Inc.	14,692,877
82,700	Vishay Intertechnology, Inc.	1,360,415
229,910	Xerox Corporation	1,687,539
43,620	Xilinx, Inc.	2,525,162

	Total	281,282,623

Materials (0.7%)
7,900	Air Products and Chemicals, Inc.	1,068,791

Shares	Common Stock (22.0%)	Value
Materials (0.7%) - continued
7,460	American Vanguard Corporation	$123,836
5,310	Ashland Global Holdings, Inc.	657,431
17,450	Axalta Coating Systems, Ltd.[k]	561,890
5,026	Balchem Corporation	414,243
31,110	Bemis Company, Inc.	1,520,035
9,820	Boise Cascade Company[k]	262,194
8,190	Cabot Corporation	490,663
1,720	Carpenter Technology Corporation	64,156
13,840	Celanese Corporation	1,243,524
3,782	Chemtura Corporation[k]	126,319
31,230	Coeur Mining, Inc.[k]	252,338
6,150	Continental Building Products, Inc.[k]	150,675
3,580	Crown Holdings, Inc.[k]	189,561
1,790	Domtar Corporation	65,371
23,658	Dow Chemical Company	1,503,229
63,426	Eastman Chemical Company	5,124,821
18,820	Ecolab, Inc.	2,358,899
15,300	Ferro Corporation[k]	232,407
19,660	Ferroglobe Representation & Warranty Insurance Trust[g,k]	2
24,640	FMC Corporation	1,714,698
5,350	FutureFuel Corporation	75,863
31,291	Gold Resource Corporation	141,435
24,690	Hecla Mining Company	130,610
1,240	Innophos Holdings, Inc.	66,923
10,888	Innospec, Inc.	704,998
1,350	International Flavors & Fragrances, Inc.	178,915
37,520	International Paper Company	1,905,266
4,220	Kadant, Inc.	250,457
13,900	KapStone Paper and Packaging Corporation	321,090
2,620	Koppers Holdings, Inc.[k]	110,957
3,630	Louisiana-Pacific Corporation[k]	90,097
1,250	Martin Marietta Materials, Inc.	272,812
6,770	Materion Corporation	227,133
109,380	Mosaic Company	3,191,708
20,664	Myers Industries, Inc.	327,524
2,950	Neenah Paper, Inc.	220,365
6,200	Newmont Mining Corporation	204,352
12,500	OMNOVA Solutions, Inc.[k]	123,750
19,000	Owens-Illinois, Inc.[k]	387,220
4,043	Packaging Corporation of America	370,420
5,010	PolyOne Corporation	170,791
1,470	Praxair, Inc.	174,342
7,090	Rayonier Advanced Materials, Inc.	95,361
3,930	Reliance Steel & Aluminum Company	314,479
9,510	RPM International, Inc.	523,335
7,870	Schnitzer Steel Industries, Inc.	162,515
1,560	Schweitzer-Mauduit International, Inc.	64,615
3,371	Scotts Miracle-Gro Company	314,818
5,790	Sensient Technologies Corporation	458,915
10,010	Sonoco Products Company	529,729
37,551	Steel Dynamics, Inc.	1,305,273
19,583	Verso Corporation[k]	117,498
3,660	W. R. Grace & Company	255,139
56,304	Westrock Company	2,929,497

	Total	34,843,285

Real Estate (0.5%)
36,230	AGNC Investment Corporation	720,615
6,850	American Assets Trust, Inc.	286,604
8,970	American Campus Communities, Inc.	426,882
6,700	Ares Commercial Real Estate Corporation	89,646

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (22.0%)	Value
Real Estate (0.5%) - continued
4,450	ARMOUR Residential REIT, Inc.	$101,060
9,620	Bluerock Residential Growth REIT, Inc.	118,422
94,899	Brixmor Property Group, Inc.	2,036,533
5,100	Camden Property Trust	410,346
19,760	CBL & Associates Properties, Inc.	188,510
52,477	Cedar Realty Trust, Inc.	263,435
21,710	Chatham Lodging Trust	428,773
9,320	City Office REIT, Inc.	113,238
17,429	Cousins Properties, Inc.	144,138
59,480	CubeSmart	1,544,101
6,010	CyrusOne, Inc.	309,335
143,040	DDR Corporation	1,792,291
3,850	Digital Realty Trust, Inc.	409,602
41,290	Duke Realty Corporation	1,084,688
26,490	Easterly Government Properties, Inc.	524,237
3,190	Equity Lifestyle Properties, Inc.	245,821
6,260	Farmland Partners, Inc.[h]	69,924
17,042	First Potomac Realty Trust	175,192
12,250	Franklin Street Properties Corporation	148,715
17,600	General Growth Properties, Inc.	407,968
55,080	HCP, Inc.	1,722,902
18,010	HFF, Inc.	498,337
23,848	Host Hotels & Resorts, Inc.	445,004
2,430	Hudson Pacific Properties, Inc.	84,175
11,320	InfraREIT, Inc.	203,760
15,090	Kite Realty Group Trust	324,435
6,670	LaSalle Hotel Properties	193,097
14,750	Liberty Property Trust	568,612
9,385	Life Storage, Inc.	770,696
2,660	Mid-America Apartment Communities, Inc.	270,628
15,100	National Storage Affiliates Trust	360,890
20,870	Orchid Island Capital, Inc.[h]	208,491
3,420	Park Hotels & Resorts, Inc.	87,791
6,433	Pebblebrook Hotel Trust	187,908
9,470	Physicians Realty Trust	188,169
1,596	Potlatch Corporation	72,937
4,140	RE/MAX Holdings, Inc.	246,123
3,660	Realogy Holdings Corporation	109,031
6,860	Realty Income Corporation	408,376
13,540	Resource Capital Corporation	132,286
70,050	Retail Properties of America, Inc.	1,010,121
7,090	SBA Communications Corporation[k]	853,423
13,030	Spirit Realty Capital, Inc.	131,994
9,160	Store Capital Corporation	218,741
1,590	Sun Communities, Inc.	127,725
15,562	Terreno Realty Corporation	435,736
10,690	Urstadt Biddle Properties, Inc.	219,786
12,950	Weingarten Realty Investors	432,400

	Total	22,553,650

Telecommunications Services (0.2%)
21,950	AT&T, Inc.	912,023
2,180	ATN International, Inc.	153,516
5,432	Cincinnati Bell, Inc.[k]	96,146
27,190	General Communication, Inc.[k]	565,552
6,510	Level 3 Communications, Inc.[k]	372,502
117,749	Verizon Communications, Inc.	5,740,264
47,260	Vonage Holdings Corporation[k]	298,683

	Total	8,138,686

Utilities (0.6%)
1,910	Alliant Energy Corporation	75,655

Shares	Common Stock (22.0%)	Value
Utilities (0.6%) - continued
16,370	American Electric Power Company, Inc.	$1,098,918
13,280	American States Water Company	588,304
5,630	Artesian Resources Corporation	183,313
25,510	Avista Corporation	996,165
19,320	Calpine Corporation[k]	213,486
4,790	Consolidated Water Company, Ltd.	55,804
19,550	DTE Energy Company	1,996,250
30,206	Dynegy, Inc.[k]	237,419
1,490	El Paso Electric Company	75,245
46,500	Eversource Energy	2,733,270
87,280	Great Plains Energy, Inc.	2,550,322
11,090	MDU Resources Group, Inc.	303,533
2,400	Middlesex Water Company	88,680
5,420	New Jersey Resources Corporation	214,632
2,780	NorthWestern Corporation	163,186
168,280	PG&E Corporation	11,167,061
9,200	PNM Resources, Inc.	340,400
10,180	Portland General Electric Company	452,196
11,200	Public Service Enterprise Group, Inc.	496,720
6,820	Renewable Energy Group, Inc.[k]	71,269
28,050	Southern Company	1,396,329
3,540	Southwest Gas Holdings, Inc.	293,501
950	Spire, Inc.	64,125
17,030	Vectren Corporation	998,128
10,590	Xcel Energy, Inc.	470,726

	Total	27,324,637

	Total Common Stock (cost $861,192,450)	1,062,038,676

Shares	Preferred Stock (<0.1%)	Value
Energy (<0.1%)
11,476	Alpha Natural Resources, Inc., 0.000%[k]	226,651
11,476	ANR Holdings, Inc., 0.000%[k]	54,511

	Total	281,162

	Total Preferred Stock (cost $43,842)	281,162

Shares	Collateral Held for Securities Loaned (0.4%)	Value
21,635,543	Thrivent Cash Management Trust	21,635,543

	Total Collateral Held for Securities Loaned (cost $21,635,543)	21,635,543

Shares or Principal Amount	Short-Term Investments (21.8%)[l]	Value
	Federal Home Loan Bank Discount Notes
4,200,000	0.530%, 4/4/2017[m]	4,199,920
1,100,000	0.530%, 4/5/2017[m]	1,099,958
200,000	0.530%, 4/7/2017[m]	199,985
1,550,000	0.770%, 5/3/2017[m]	1,549,058
1,500,000	0.695%, 5/18/2017	1,498,650
100,000	0.775%, 5/31/2017[m]	99,882
10,300,000	0.795%, 6/13/2017[m]	10,284,766
2,700,000	0.790%, 6/16/2017[m]	2,695,837
2,200,000	0.785%, 6/23/2017[m]	2,196,286
10,300,000	0.050%, 7/19/2017[m]	10,276,125
	Thrivent Core Short-Term Reserve Fund
102,001,180	1.070%	1,020,011,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (21.8%)[l]	Value
	U.S. Treasury Bills
2,500,000	0.728%, 5/11/2017[n]	$2,498,083

	Total Short-Term Investments (cost $1,056,605,668)	1,056,610,343

	Total Investments (cost $5,219,603,889) 114.6%	$5,542,317,266

	Other Assets and Liabilities, Net (14.6%)	(706,552,139)

	Total Net Assets 100.0%	$4,835,765,127

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $175,322,477 or 3.6% of total net assets.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.
g

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Portfolio as of March 31, 2017 was $78,726,198 or 1.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$824,587
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	1,131,630
Apidos CLO XVIII, 7/22/2026	6/25/2014	822,937
Ares CLO, Ltd., 10/12/2023	5/15/2015	2,236,889
Ares XXXII CLO, Ltd., 11/15/2025	2/3/2017	1,500,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	825,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	824,587
Betony CLO, Ltd., 4/15/2027	11/17/2016	750,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	825,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	824,167
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	516,361
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	825,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	794,727
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	825,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	1,960,702
Contura Energy, Inc., 8/1/2021	5/20/2013	712,852
Digicel, Ltd., 4/15/2021	8/18/2014	2,537,580
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	620,957
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	3,062,444
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	1,915,341
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	825,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	825,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	688,733
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	2,650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	825,000
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	1,566,967
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	798,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	2,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	898,920
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	2,059,597
Magnetite XII, Ltd., 4/15/2027	11/17/2016	2,600,000
Marlette Funding Trust, 1/17/2023	7/20/2016	945,656
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	2,618,201
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	1,977,397
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	700,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	2,650,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	825,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	2,500,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	820,297
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	1,851,503
Pretium Mortgage Credit Partners, LLC, 4/29/2031	3/31/2017	2,200,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Security	Acquisition Date	Cost
Pretium Mortgage Credit Partners, LLC, 11/27/2030	2/22/2017	$3,404,603
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,925,000
Shackleton, Ltd., 4/15/2027	12/16/2016	2,650,000
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	809,592
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	2,368,638
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	596,819
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	2,500,000
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	2,471,627
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	448,459
Verus Securitization Trust, 1/25/2047	2/16/2017	3,133,445
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	823,762

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Portfolio as of March 31, 2017:

Securities Lending Transactions
Taxable Debt Security	$14,770,869
Common Stock	6,179,937

Total lending	$20,950,806
Gross amount payable upon return of collateral for securities loaned	$21,635,543

Net amounts due to counterparty	$684,737

    Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$352,929,015
Gross unrealized depreciation	(30,215,638)

Net unrealized appreciation (depreciation)	$322,713,377

Cost for federal income tax purposes	$5,219,603,889

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	9,439,041	–	9,439,041	–
Capital Goods	5,457,332	–	5,457,332	–
Communications Services	34,139,772	–	33,361,026	778,746
Consumer Cyclical	12,699,170	–	12,059,503	639,667
Consumer Non-Cyclical	21,542,985	–	21,542,985	–
Energy	6,645,121	–	6,645,121	–
Financials	6,450,536	–	6,450,536	–
Technology	13,821,243	–	13,821,243	–
Transportation	2,182,605	–	2,182,605	–
Utilities	3,794,957	–	3,794,957	–
Long-Term Fixed Income
Asset-Backed Securities	135,405,617	–	134,580,617	825,000
Basic Materials	18,941,228	–	18,941,228	–
Capital Goods	32,999,062	–	32,999,062	–
Collateralized Mortgage Obligations	57,599,927	–	48,996,490	8,603,437
Commercial Mortgage-Backed Securities	47,294,891	–	47,294,891	–
Communications Services	74,451,818	–	74,451,818	–
Consumer Cyclical	50,409,623	–	50,409,623	–
Consumer Non-Cyclical	72,781,078	–	72,781,078	–
Energy	65,657,355	–	65,657,355	–
Financials	165,904,984	–	165,904,984	–
Foreign Government	7,360,630	–	7,360,630	–
Mortgage-Backed Securities	697,157,052	–	697,157,052	–
Technology	39,998,867	–	39,998,867	–
Transportation	11,864,896	–	11,864,896	–
U.S. Government and Agencies	516,711,219	–	516,711,219	–
Utilities	53,092,172	–	53,092,172	–
Registered Investment Companies
Affiliated Fixed Income Holdings	710,629,475	710,629,475	–	–
Affiliated Equity Holdings	471,518,156	471,518,156	–	–
Fixed Income Funds/ETFs	40,700,429	40,700,429	–	–
Equity Funds/ETFs	15,100,301	15,100,301	–	–
Common Stock
Consumer Discretionary	148,421,516	148,421,516	–	–
Consumer Staples	41,376,395	41,376,395	–	–
Energy	70,236,695	70,236,695	–	–
Financials	178,741,764	178,741,764	–	–
Health Care	136,822,225	136,822,225	–	–
Industrials	112,297,200	112,297,200	–	–
Information Technology	281,282,623	281,282,623	–	–
Materials	34,843,285	34,843,283	–	2
Real Estate	22,553,650	22,553,650	–	–
Telecommunications Services	8,138,686	8,138,686	–	–
Utilities	27,324,637	27,324,637	–	–
Preferred Stock
Energy	281,162	–	281,162	–
Short-Term Investments	36,598,550	–	36,598,550	–

Subtotal Investments in Securities	$4,500,669,930	$2,299,987,035	$2,189,836,043	$10,846,852

Other Investments*	Total
Short-Term Investments	1,020,011,793
Collateral Held for Securities Loaned	21,635,543

Subtotal Other Investments	$1,041,647,336

Total Investments at Value	$5,542,317,266

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,625,176	4,625,176	–	–

Total Asset Derivatives	$4,625,176	$4,625,176	$–	$–

Liability Derivatives
Futures Contracts	292,493	292,493	–	–
Credit Default Swaps	1,293,958	–	1,293,958	–

Total Liability Derivatives	$1,586,451	$292,493	$1,293,958	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $24,413,945 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	124	June 2017	$15,396,740	$15,445,750	$49,010
CBOT 2-Yr. U.S. Treasury Note	(47)	July 2017	(10,172,419)	(10,173,297)	(878)
CBOT 5-Yr. U.S. Treasury Note	984	July 2017	115,892,115	115,842,935	(49,180)
CBOT U.S. Long Bond	1,035	June 2017	155,334,228	156,123,281	789,053
CME E-mini S&P Mid-Cap 400 Index	(486)	June 2017	(83,262,085)	(83,504,520)	(242,435)
CME S&P 500 Index	(118)	June 2017	(69,692,260)	(69,596,400)	95,860
ICE mini MSCI EAFE Index	2,091	June 2017	183,222,208	186,308,100	3,085,892
NYBOT NYF mini Russell 2000 Index	818	June 2017	56,016,599	56,621,960	605,361
Total Futures Contracts					$4,332,683

The following table presents Moderately Conservative Allocation Portfolio’s swaps contracts held as of March 31, 2017. Investments totaling $2,498,083 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 27, 5 Year, at 5.00%; Morgan Stanley & Company	Buy	12/20/2021	$66,330,000	($1,293,958)	($1,293,958)
Total Credit Default Swaps				($1,293,958)	($1,293,958)

1

As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Small Cap Stock	$36,799,107	$–	$–	1,989,819	$38,536,617	$–
Mid Cap Stock	75,029,259	–	–	3,932,207	77,766,861	–
Partner Worldwide Allocation	154,141,277	–	–	16,955,184	166,545,690	–
Large Cap Value	148,493,256	–	–	8,818,308	155,211,043	–
Large Cap Stock	31,286,010	–	–	2,586,561	33,457,945	–
High Yield	117,246,915	1,634,180	–	24,918,920	119,954,698	1,633,850
Income	356,411,464	3,038,411	–	35,697,897	361,758,920	3,037,410
Limited Maturity Bond	227,012,639	1,075,554	–	23,257,661	228,915,857	1,076,105
Cash Management Trust-Collateral Investment	78,436,450	66,291,409	123,092,316	21,635,543	21,635,543	72,735
Core Short-Term Reserve Fund	1,012,808,183	189,392,861	182,189,251	102,001,179	1,020,011,793	2,500,612
Total Value and Income Earned	$2,237,664,560				$2,223,794,967	$8,320,712

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (11.5%)[a]	Value
Basic Materials (0.9%)
	Alpha 3 BV, Term Loan
$45,000	4.147%, 1/31/2024	$45,085
	Arch Coal, Inc., Term Loan
75,000	5.000%, 2/28/2024[b,c]	74,836
	Chemours Company, Term Loan
90,614	6.000%, 5/12/2022	91,067
	Contura Energy, Inc., Term Loan
135,000	6.000%, 2/23/2024	133,313
	Fortescue Metals Group, Ltd., Term Loan
62,491	3.750%, 6/30/2019	62,813
	Ineos Finance, LLC, Term Loan
225,000	0.000%, 3/31/2022[b,c]	226,084
	Peabody Energy Corporation, Term Loan
40,000	0.000%, 2/7/2022[b,c]	39,950
	Tronox Pigments BV, Term Loan
166,091	4.647%, 3/19/2020	166,991

	Total	840,139

Capital Goods (0.5%)
	Advanced Disposal Services, Inc., Term Loan
84,327	3.698%, 11/10/2023	84,766
	Berry Plastics Corporation, Term Loan
55,000	3.524%, 1/19/2024	55,328
	Cortes NP Intermediate Holding II Corporation, Term Loan
255,000	5.030%, 11/30/2023	257,392
	Reynolds Group Holdings, Inc., Term Loan
64,675	3.982%, 2/5/2023	64,898

	Total	462,384

Communications Services (3.4%)
	Altice Financing SA, Term Loan
70,000	0.000%, 6/22/2025[b,c]	70,000
	Altice US Finance I Corporation, Term Loan
85,000	0.000%, 7/14/2025[b,c]	84,867
	Atlantic Broadband Penn, LLC, Term Loan
47,049	3.482%, 11/30/2019	47,155
	Beasley Broadcast Group, Inc., Term Loan
67,075	7.000%, 11/1/2023	67,914
	Birch Communication Inc., Term Loan
99,943	8.400%, 7/17/2020	87,950
	CBS Radio, Inc., Term Loan
45,158	4.500%, 10/17/2023	45,478
30,000	0.000%, 3/2/2024[b,c]	30,150
	Cengage Learning Acquisitions, Term Loan
163,763	5.250%, 6/7/2023	155,830
	Charter Communications Operating, LLC, Term Loan
69,819	2.990%, 7/1/2020	69,974
69,819	2.990%, 1/3/2021	69,958
	Cincinnati Bell, Inc., Term Loan
54,186	4.000%, 9/10/2020	54,416
	CommScope, Inc., Term Loan
78,930	3.482%, 12/29/2022	79,448

Principal Amount	Bank Loans (11.5%)[a]	Value
Communications Services (3.4%) - continued
	CSC Holdings, LLC, Term Loan
$24,609	3.943%, 10/11/2024	$24,540
90,000	0.000%, 7/15/2025[b,c]	89,865
	FairPoint Communications, Inc., Term Loan
165,214	7.500%, 2/14/2019	165,875
	Gray Television, Inc., Term Loan
69,825	3.334%, 2/7/2024	70,116
	Hargray Communications Group, Inc., Term Loan
133,165	4.897%, 6/26/2019	133,664
	Hargray Merger Subsidiary Corporation, Term Loan
55,000	0.000%, 6/24/2024[b,c]	55,086
	Intelsat Jackson Holdings SA, Term Loan
42,173	3.887%, 6/30/2019	41,248
	Level 3 Financing, Inc., Term Loan
225,000	3.227%, 2/22/2024	225,281
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
145,000	4.523%, 1/7/2022	144,336
	LTS Buyer, LLC, Term Loan
157,361	4.397%, 4/13/2020	157,951
	McGraw-Hill Global Education Holdings, LLC, Term Loan
133,988	5.000%, 5/4/2022	132,350
	Mediacom Illinois, LLC, Term Loan
65,000	3.200%, 2/15/2024	65,271
	NEP/NCP Holdco, Inc., Term Loan
208,437	4.250%, 1/22/2020	208,350
	Numericable US, LLC, Term Loan
114,175	5.289%, 1/15/2024	114,256
	SBA Senior Finance II, LLC, Term Loan
97,250	3.240%, 3/24/2021	97,426
	Sprint Communications, Inc., Term Loan
245,000	3.500%, 2/2/2024	244,826
	TNS, Inc., Term Loan
42,017	5.000%, 2/14/2020	42,280
	Univision Communications, Inc., Term Loan
103,865	3.750%, 3/15/2024	103,172
	WideOpenWest Finance, LLC, Term Loan
149,250	4.554%, 8/18/2023	149,913

	Total	3,128,946

Consumer Cyclical (1.6%)
	Amaya Holdings BV, Term Loan
184,068	4.647%, 8/1/2021	184,375
	Boyd Gaming Corporation, Term Loan
60,000	0.000%, 9/15/2023[b,c]	60,290
	Burlington Coat Factory Warehouse Corporation, Term Loan
86,035	3.700%, 8/13/2021	86,277
	Ceridian HCM Holding, Inc., Term Loan
50,908	4.540%, 9/15/2020	50,462
	Eldorado Resorts, Inc., Term Loan
60,000	0.000%, 3/16/2024[b,c]	59,850
	Four Seasons Holdings, Inc., Term Loan
99,750	4.147%, 11/30/2023	100,748

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (11.5%)[a]	Value
Consumer Cyclical (1.6%) - continued
	Golden Nugget, Inc., Term Loan
$72,878	4.540%, 11/21/2019	$73,834
	Golden Nugget, Inc., Term Loan Delayed Draw
31,233	4.500%, 11/21/2019	31,643
	IMG Worldwide, Inc., Term Loan
40,000	8.290%, 5/6/2022	40,400
	KAR Auction Services, Inc., Term Loan
108,900	4.500%, 3/9/2023	110,035
	Michaels Stores, Inc., Term Loan
71,921	3.750%, 1/30/2023	71,682
	Mohegan Tribal Gaming Authority, Term Loan
149,625	5.500%, 10/13/2023	149,781
	Scientific Games International, Inc., Term Loan
295,000	4.846%, 10/1/2021	298,640
	Seminole Hard Rock Entertainment, Inc., Term Loan
48,611	3.897%, 5/14/2020	48,814
	Seminole Indian Tribe of Florida, Term Loan
69,677	3.397%, 4/29/2020	69,765

	Total	1,436,596

Consumer Non-Cyclical (2.0%)
	Air Medical Group Holdings, Inc., Term Loan
200,981	5.000%, 4/28/2022	201,066
	Berry Plastics Corporation, Term Loan
190,000	3.108%, 2/8/2020	191,039
70,000	3.108%, 1/6/2021	70,315
	CHS/Community Health Systems, Inc., Term Loan
46,233	3.798%, 12/31/2019	45,912
157,396	4.048%, 1/27/2021	155,153
	Endo Luxembourg Finance I Company SARL, Term Loan
98,750	4.000%, 9/26/2022	98,599
	Grifols Worldwide Operations USA, Inc., Term Loan
105,000	3.194%, 1/31/2025	105,133
	JBS USA LUX SA, Term Loan
210,000	3.289%, 10/30/2022	210,657
	Libbey Glass, Inc., Term Loan
68,676	3.854%, 4/9/2021	69,020
	MultiPlan, Inc., Term Loan
86,650	4.897%, 6/7/2023	87,702
	Ortho-Clinical Diagnostics, Inc., Term Loan
136,371	4.750%, 6/30/2021	135,519
	PetSmart, Inc., Term Loan
59,696	4.020%, 3/11/2022	56,935
	Revlon Consumer Products Corporation, Term Loan
69,650	4.482%, 9/7/2023	69,571
	Valeant Pharmaceuticals International, Inc., Term Loan
384,520	5.570%, 4/1/2022[b,c]	385,369

	Total	1,881,990

Principal Amount	Bank Loans (11.5%)[a]	Value
Energy (0.4%)
	Energy Solutions, LLC, Term Loan
$62,020	6.750%, 5/29/2020	$62,614
	Exgen Renewables I, LLC, Term Loan
46,766	5.272%, 2/8/2021	47,000
	Houston Fuel Oil Terminal, LLC, Term Loan
69,289	4.400%, 8/19/2021	68,943
	McJunkin Red Man Corporation, Term Loan
60,290	5.000%, 11/8/2019	60,591
	MEG Energy Corporation, Term Loan
70,000	4.540%, 12/31/2023	69,961
	Pacific Drilling SA, Term Loan
77,962	4.625%, 6/3/2018	35,570
	Western Refining, Inc., Term Loan
39,490	5.250%, 11/12/2020	39,490
22,275	5.500%, 6/23/2023	22,275

	Total	406,444

Financials (0.9%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
100,000	0.000%, 7/20/2020[b,c]	101,292
	Colorado Buyer, Inc., Term Loan
115,000	0.000%, 3/15/2024[b,c]	115,575
70,000	0.000%, 3/15/2025[b,c]	70,263
	Delos Finance SARL, Term Loan
100,000	3.397%, 10/6/2023	101,025
	DJO Finance, LLC, Term Loan
39,400	4.250%, 6/7/2020	38,062
	Gartner, Inc., Term Loan
30,000	0.000%, 3/16/2024[b,c]	30,225
	MoneyGram International, Inc., Term Loan
116,540	4.397%, 3/27/2020	116,395
	Sable International Finance, Ltd., Term Loan
130,000	5.732%, 12/30/2022	130,920
	TransUnion, LLC, Term Loan
84,782	3.482%, 4/9/2023	85,259

	Total	789,016

Technology (1.3%)
	Accudyne Industries, LLC, Term Loan
67,089	4.147%, 12/13/2019	62,840
	First Data Corporation, Term Loan
172,914	3.984%, 3/24/2021	174,180
116,648	3.984%, 7/8/2022	117,498
	Harland Clarke Holdings Corporation, Term Loan
82,433	7.147%, 12/31/2021	83,092
74,558	6.647%, 2/9/2022	75,024
	Micron Technologies, Inc., Term Loan
74,450	4.740%, 4/26/2022	74,706
	ON Semiconductor Corporation, Term Loan
41,710	0.000%, 3/31/2023[b,c]	41,875
	Rackspace Hosting, LLC, Term Loan
69,825	4.535%, 11/3/2023	70,252
	RP Crown Parent, LLC, Term Loan
104,737	4.500%, 10/12/2023	105,327
	Western Digital Corporation, Term Loan
219,450	3.732%, 4/29/2023	220,517

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (11.5%)[a]	Value
Technology (1.3%) - continued
	Zayo Group, LLC, Term Loan
$135,000	2.976%, 1/19/2021	$135,579

	Total	1,160,890

Transportation (0.2%)
	OSG Bulk Ships, Inc., Term Loan
83,055	5.290%, 8/5/2019	82,224
	XPO Logistics, Inc., Term Loan
110,000	3.108%, 11/1/2021	110,257

	Total	192,481

Utilities (0.3%)
	Calpine Corporation, Term Loan
70,000	2.740%, 12/31/2019	69,854
84,570	3.900%, 1/15/2024	84,887
	Intergen NV, Term Loan
64,361	5.650%, 6/12/2020	63,959
	Talen Energy Supply, LLC, Term Loan
71,072	6.060%, 12/6/2023[b,c]	71,516

	Total	290,216

	Total Bank Loans (cost $10,589,682)	10,589,102

Shares	Common Stock (63.2%)	Value

Consumer Discretionary (9.5%)
1,620	Amazon.com, Inc.[d]	1,436,195
12,520	American Axle & Manufacturing Holdings, Inc.[d]	235,126
3,350	Aramark	123,515
2,998	Aryzta AGd	96,263
2,200	Bandai Namco Holdings, Inc.	65,946
952	Bellway plc	32,256
3,235	Berkeley Group Holdings plc	130,078
5,300	Bridgestone Corporation	215,144
1,562	Bunzl plc	45,400
2,260	Burlington Stores, Inc.[d]	219,875
269	Cie Generale des Etablissements Michelin	32,688
2,100	Citizen Watch Company, Ltd.	13,466
21,582	Comcast Corporation	811,267
11,400	ComfortDelGro Corporation, Ltd	20,867
4,400	Denso Corporation	194,137
6,855	Eutelsat Communications	152,781
4,700	Fuji Heavy Industries, Ltd.	172,388
3,360	General Motors Company	118,810
10,400	Honda Motor Company, Ltd.	313,966
6,300	Inchcape plc	66,421
478	Ipsos SA	14,839
52,000	Li & Fung, Ltd.	22,560
295	LVMH Moet Hennessy Louis Vuitton SE	64,839
5,676	Marks and Spencer Group plc	23,975
3,350	Newell Brands, Inc.	158,019
505	Nexity SA	24,828
848	Next plc	45,874
14,970	NIKE, Inc.	834,278
1,700	Nikon Corporation	24,704
3,660	Norwegian Cruise Line Holdings, Ltd.[d]	185,672
200	Priceline Group, Inc.[d]	355,994
232	Publicis Groupe SA	16,198
2,852	RHd	131,934
243	RTL Group SA	19,552
1,543	SES SA	35,873

Shares	Common Stock (63.2%)	Value
Consumer Discretionary (9.5%) - continued
5,400	Singapore Press Holdings, Ltd.	$13,703
9,660	Starbucks Corporation	564,047
4,900	Sumitomo Forestry Company, Ltd.	74,686
3,800	Sumitomo Rubber Industries, Ltd.	64,836
200	Swatch Group AG	13,927
10,090	Time, Inc.	195,242
5,990	Toll Brothers, Inc.[d]	216,299
900	Toyoda Gosei Company, Ltd.	22,955
2,810	Tractor Supply Company	193,806
1,400	TV Asahi Holdings Corporation	26,527
6,690	Walt Disney Company	758,579
3,384	Wolters Kluwer NV	140,444
1,600	Yokohama Rubber Company, Ltd.	31,358

	Total	8,772,137

Consumer Staples (3.6%)
6,810	AdvancePierre Foods Holdings, Inc.	212,268
2,400	Axfood AB	36,040
13,005	Coca-Cola Amatil, Ltd.	107,520
3,483	Coca-Cola HBC AG	89,917
852	Ebro Foods SA	17,215
485	Henkel AG & Company KGaA	53,936
6,294	Imperial Brands plc	305,030
400	Kesko Oyj	19,070
2,000	Kewpie Corporation	56,860
1,200	Kirin Holdings Company, Ltd.	22,700
13,518	Koninklijke Ahold Delhaize NV	288,878
3	Lindt & Spruengli AG	16,999
592	Nestle SA	45,437
11,520	Philip Morris International, Inc.	1,300,608
600	Seven & I Holdings Company, Ltd.	23,570
1,000	Suedzucker AG	25,061
4,267	Tate & Lyle plc	40,889
7	Unilever NV	348
4,850	Walgreens Boots Alliance, Inc.	402,792
8,900	Whole Foods Market, Inc.	264,508

	Total	3,329,646

Energy (4.1%)
481	Arch Coal, Inc.[d]	33,160
99,917	BP plc	575,133
3,940	Concho Resources, Inc.[d]	505,660
478	Contura Energy, Inc.[d]	31,739
2,175	Crescent Point Energy Corporation	23,503
9,350	Devon Energy Corporation	390,082
8,430	Halliburton Company	414,840
11,157	John Wood Group plc	106,584
3,870	OMV AG	152,514
11,950	Petrofac, Ltd.	138,038
3,130	Pioneer Natural Resources Company	582,900
3,224	Royal Dutch Shell plc	84,883
1,008	Royal Dutch Shell plc, Class A	26,569
7,745	Royal Dutch Shell plc, Class B	212,905
8,465	Snam SPA	36,585
2,053	Statoil ASA	35,288
3,309	Total SAc	167,315
2,360	U.S. Silica Holdings, Inc.	113,256
12,350	WPX Energy, Inc.[d]	165,367

	Total	3,796,321

Financials (8.8%)
880	Affiliated Managers Group, Inc.	144,267
8,600	Apollo Investment Corporation	56,416
3,950	Ares Capital Corporation	68,651
2,270	ASX, Ltd.	87,543

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (63.2%)	Value
Financials (8.8%) - continued
7,315	Australia & New Zealand Banking Group, Ltd.	$177,613
35,850	Bank of America Corporation	845,702
28	Bank of East Asia, Ltd.	116
4,152	Bank of Nova Scotia	242,904
3,590	Bank of the Ozarks, Inc.	186,716
30,477	Bankia, SA	34,692
9,824	Barclays plc	27,731
798	Canadian Imperial Bank of Commerce	68,810
3,000	Chiba Bank, Ltd.	19,304
1,772	CI Financial Corporation	35,217
6,726	CNP Assurances	136,777
2,313	Danske Bank AS	78,864
18,428	Direct Line Insurance Group plc	80,177
10,510	Encore Capital Group, Inc.[d]	323,708
2,100	Erste Group Bank AG	68,380
22,794	FlexiGroup, Ltd.	40,226
30,000	Fukuoka Financial Group, Inc.	130,312
1,488	Genworth MI Canada, Inc.	41,143
4,340	Goldman Sachs Group, Inc.	996,985
1,413	Hannover Rueckversicherung SE	162,823
21,700	Henderson Group plc	63,355
41,283	HSBC Holdings plc	336,738
2,501	ING Groep NV	37,776
863	Intact Financial Corporation	61,377
5,870	Intercontinental Exchange, Inc.	351,437
12,400	KeyCorp	220,472
936	Macquarie Group, Ltd.	64,487
43,064	Mapfre SA	147,499
2,580	Meta Financial Group, Inc.	228,330
396	MGIC Investment Corporation[d]	4,012
4,600	Mitsubishi UFJ Financial Group, Inc.	28,976
54,600	Mizuho Financial Group, Inc.	100,223
800	MS and AD Insurance Group Holdings, Inc.	25,552
162	Muenchener Rueckversicherungs- Gesellschaft AG	31,712
3,960	National Bank of Canada	166,279
820	New Residential Investment Corporation	13,924
6,104	Nordea Bank AB	69,640
860	Pargesa Holding SA	60,785
8,082	Poste Italiane SPA[e]	53,833
2,634	Power Corporation of Canada	61,876
9,500	Resona Holdings, Inc.	51,071
10,200	Senshu Ikeda Holdings, Inc.	42,193
1,643	Societe Generale	83,243
3,000	Sumitomo Mitsui Trust Holdings, Inc.	103,956
2,381	Swiss Re AG	213,852
18,020	Synchrony Financial	618,086
4,600	T&D Holdings, Inc.	66,675
4,810	TD Ameritrade Holding Corporation	186,917
539	TMX Group, Ltd.	27,322
10,933	UnipolSai Assicurazioni SPA	24,150
6,037	Westpac Banking Corporation	161,383
4,400	XL Group, Ltd.	175,384
4,360	Zions Bancorporation	183,120
135	Zurich Insurance Group AG	36,026

	Total	8,156,738

Health Care (6.2%)
5,150	Acadia Healthcare Company, Inc.[d]	224,540
2,320	Allergan plc	554,294
1,041	Ansell, Ltd.	19,140
200	Anthem, Inc.	33,076

Shares	Common Stock (63.2%)	Value
Health Care (6.2%) - continued
900	Astellas Pharmaceutical, Inc.	$11,870
11,230	Bristol-Myers Squibb Company	610,687
3,667	CAE, Inc.	56,032
6,700	Celgene Corporation[d]	833,681
2,000	CIGNA Corporation	292,980
131	Danaher Corporation	11,205
666	GlaxoSmithKline plc	13,848
5,260	Hologic, Inc.[d]	223,813
600	KYORIN Holdings, Inc.	12,695
185	Lonza Group AG	34,969
9,130	Medtronic plc	735,513
12,200	Merck & Company, Inc.	775,188
1,113	Merck KGaA	126,830
7,687	Novartis AG	570,818
3,400	Novo Nordisk AS	116,752
74	Roche Holding AG-Genusschein	18,924
1,260	Teleflex, Inc.	244,100
1,430	Waters Corporation[d]	223,523

	Total	5,744,478

Industrials (7.5%)
2,131	Abertis Infraestructuras SA	34,304
3,043	Adecco SA	216,066
8,000	Asahi Glass Company, Ltd.	64,909
10,949	Capita plc	77,438
14,470	CSX Corporation	673,579
4,080	Cummins, Inc.	616,896
2,000	Dai Nippon Printing Company, Ltd.	21,643
2,880	Delta Air Lines, Inc.	132,365
1,367	Deutsche Lufthansa AG	22,177
1,530	Equifax, Inc.	209,212
3,514	Finning International, Inc.	65,637
1,200	Fuji Machine Manufacturing Company, Ltd.	15,773
10,783	GWA Group, Ltd.	23,873
800	Hitachi Transport System, Ltd.	16,623
88	Hochtief AG	14,543
5,364	Illinois Tool Works, Inc.	710,569
1,300	Inaba Denki Sangyo Company, Ltd.	46,649
18,800	ITOCHU Corporation	267,643
11,160	Jacobs Engineering Group, Inc.	616,925
800	Jardine Matheson Holdings, Ltd.	51,400
4,900	KITZ Corporation	32,675
2,200	Komatsu, Ltd.	57,625
4,411	KONE Oyj	193,769
1,049	Koninklijke Boskalis Westminster NV	36,141
588	Loomis AB	18,593
2,900	Marubeni Corporation	17,913
3,620	Masonite International Corporation[d]	286,885
7,175	Meggitt plc	40,046
1,610	Middleby Corporation[d]	219,685
2,600	MIRAIT Holdings Corporation	25,509
6,300	Mitsubishi Electric Corporation	90,772
7,000	Mitsubishi Heavy Industries, Ltd.	28,166
2,000	Mitsuboshi Belting, Ltd.	18,592
2,644	Monadelphous Group, Ltd.	24,890
4,190	National Express Group plc	18,899
2,000	Nippon Express Company, Ltd.	10,295
3,400	Nitto Kogyo Corporation	47,032
3,220	Oshkosh Corporation	220,860
1,206	Philips Lighting NVd,e	34,493
700	Randstad Holding NV	40,354
1,738	RELX NV	32,243
4,444	Rolls-Royce Holdings plc[d]	41,983
3,740	Saia, Inc.[d]	165,682
1,800	Sanwa Holdings Corporation	16,895

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (63.2%)	Value
Industrials (7.5%) - continued
286	Schindler Holding AG, Participation Certificate	$55,323
1,847	Siemens AG	252,988
998	Skanska AB	23,488
9,795	SKF AB	193,701
3,000	Smiths Group plc	60,955
10,600	Sojitz Corporation	26,637
408	Sulzer, Ltd.	42,679
2,900	Teijin, Ltd.	54,759
1,300	Toppan Forms Company, Ltd.	12,760
2,449	Vinci SA	194,472
2,060	WABCO Holdings, Inc.[d]	241,885
921	Wolseley plc	57,987
759	WSP Global, Inc.	26,808
2,942	YIT Oyj	19,888
600	Yuasa Trading Company, Ltd.	16,657

	Total	6,899,208

Information Technology (10.3%)
970	Alliance Data Systems Corporation	241,530
820	Alphabet, Inc., Class Ad	695,196
431	Alphabet, Inc., Class Cd	357,540
12,230	Apple, Inc.	1,756,962
3,041	Cap Gemini SA	280,702
1,132	Capital Power Corporation	22,183
8,950	Ciena Corporation[d]	211,310
9,500	Cognizant Technology Solutions Corporation[d]	565,440
1,540	F5 Networks, Inc.[d]	219,558
5,920	Facebook, Inc.[d]	840,936
8,480	Finisar Corporation[d]	231,843
4,100	FUJIFILM Holdings NPV	160,711
6,580	Juniper Networks, Inc.	183,121
7,100	Konica Minolta Holdings, Inc.	63,684
1,800	NEC Networks & System Integration Corporation	34,863
5,800	New Relic, Inc.[d]	215,006
65	NVIDIA Corporation	7,081
13,770	PayPal Holdings, Inc.[d]	592,385
21,640	Pure Storage, Inc.[d]	212,721
600	Ryosan Company, Ltd.	18,087
4,810	Salesforce.com, Inc.[d]	396,777
1,010	Seagate Technology plc	46,389
541	SMA Solar Technology AG	13,669
553	Software AG	21,846
4,125	Telefonaktiebolaget LM Ericsson	27,540
300	Tokyo Electron, Ltd.	32,843
7,260	Twitter, Inc.[d]	108,537
5,900	Vantiv, Inc.[d]	378,308
9,870	Visa, Inc.	877,147
12,060	Xilinx, Inc.	698,153

	Total	9,512,068

Materials (3.1%)
900	Adeka Corporation	13,151
1,350	APERAM	67,309
570	Ashland Global Holdings, Inc.	70,572
17,862	BHP Billiton, Ltd.	324,841
2,589	BillerudKorsnas AB	41,718
10,826	BlueScope Steel, Ltd.	101,491
1,440	Crown Holdings, Inc.[d]	76,248
7,800	Daicel Corporation	94,189
1,791	Domtar Corporation	65,407
8,000	DOWA Holdings Company, Ltd.	57,558
520	Eagle Materials, Inc.	50,513
4,932	Evonik Industries AG	160,756

Shares	Common Stock (63.2%)	Value
Materials (3.1%) - continued
1,150	FMC Corporation	$80,029
3,526	Granges AB	32,226
1,500	JSR Corporation	25,380
7,000	Kuraray Company, Ltd.	106,488
2,800	Kyoei Steel, Ltd.	50,194
7,900	Mitsubishi Chemical Holdings Corporation	61,335
700	Mitsubishi Materials Corporation	21,247
200	Nippon Shokubai Company, Ltd.	13,648
22,628	Norsk Hydro ASA	131,870
2,412	Nufarm, Ltd.	17,872
13,000	Oji Holdings Corporation	60,968
6,302	Orora, Ltd.	14,248
1,200	Packaging Corporation of America	109,944
830	PPG Industries, Inc.	87,216
4,800	Rengo Company, Ltd.	27,804
591	Rio Tinto, Ltd.	27,288
1,711	Solvay SA	208,760
3,200	Steel Dynamics, Inc.	111,232
500	Sumitomo Seika Chemicals Company, Ltd.	21,323
2,300	Toagosei Company, Ltd.	26,298
10,466	UPM-Kymmene Oyj	245,733
2,518	Verso Corporation[d]	15,108
600	Yamato Kogyo Company, Ltd.	15,523
4,603	Yara International ASA	177,297

	Total	2,812,784

Real Estate (8.4%)
650	Acadia Realty Trust	19,539
300	Agree Realty Corporation	14,388
2,911	Alexandria Real Estate Equities, Inc.	321,724
900	American Campus Communities, Inc.	42,831
1,400	American Homes 4 Rent	32,144
1,400	Apartment Investment & Management Company	62,090
1,500	Apple Hospitality REIT, Inc.	28,650
900	AvalonBay Communities, Inc.	165,240
692	Bluerock Residential Growth REIT, Inc.	8,519
1,741	Boston Properties, Inc.	230,526
1,200	Brandywine Realty Trust	19,476
11,484	Brixmor Property Group, Inc.	246,447
3,090	Camden Property Trust	248,621
21,400	CapitaLand Mall Trust	30,130
650	Care Capital Properties, Inc.	17,466
356	Chesapeake Lodging Trust	8,530
400	City Office REIT, Inc.	4,860
150	Colony Starwood Homes	5,093
300	Columbia Property Trust, Inc.	6,675
2,699	Cominar Real Estate Investment Trust	29,226
700	CoreCivic, Inc.	21,994
250	CoreSite Realty Corporation	22,512
700	Corporate Office Properties Trust	23,170
2,456	Cousins Properties, Inc.	20,311
2,240	Crown Castle International Corporation	211,568
1,500	CubeSmart	38,940
850	CyrusOne, Inc.	43,750
100	Daito Trust Construction Company, Ltd.	13,750
700	DCT Industrial Trust, Inc.	33,684
2,200	DDR Corporation	27,566
17,701	DEXUS Property Group	132,113
1,272	DiamondRock Hospitality Company	14,183

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (63.2%)	Value
Real Estate (8.4%) - continued
1,118	Digital Realty Trust, Inc.	$118,944
900	Douglas Emmett, Inc.	34,560
11,960	Duke Realty Corporation	314,189
350	DuPont Fabros Technology, Inc.	17,356
121	EastGroup Properties, Inc.	8,897
400	Education Realty Trust, Inc.	16,340
253	Empire State Realty Trust, Inc.	5,222
456	EPR Properties	33,575
710	Equinix, Inc.	284,263
800	Equity Commonwealth[d]	24,976
600	Equity Lifestyle Properties, Inc.	46,236
3,520	Equity Residential	219,014
500	Essex Property Trust, Inc.	115,765
950	Extra Space Storage, Inc.	70,670
400	Federal Realty Investment Trust	53,400
950	FelCor Lodging Trust, Inc.	7,134
1,000	First Industrial Realty Trust, Inc.	26,630
1,477	Forest City Realty Trust, Inc.	32,169
1,200	Gaming and Leisure Properties, Inc.	40,104
4,239	General Growth Properties, Inc.	98,260
600	GEO Group, Inc.	27,822
660	Gramercy Property Trust	17,358
4,787	H&R Real Estate Investment Trust	83,044
2,950	HCP, Inc.	92,276
900	Healthcare Realty Trust, Inc.	29,250
1,250	Healthcare Trust of America, Inc.	39,325
1,000	Highwoods Properties, Inc.	49,130
1,200	Hospitality Properties Trust	37,836
5,271	Host Hotels & Resorts, Inc.	98,357
1,150	Hudson Pacific Properties, Inc.	39,836
20,000	Hysan Development Company, Ltd.	90,737
950	Invitation Homes, Inc.[d]	20,739
1,600	Iron Mountain, Inc.	57,072
700	Kilroy Realty Corporation	50,456
3,500	Kimco Realty Corporation	77,315
200	Kite Realty Group Trust	4,300
467	Lamar Advertising Company	34,904
700	LaSalle Hotel Properties	20,265
1,000	Liberty Property Trust	38,550
313	Life Storage, Inc.	25,704
975	Macerich Company	62,790
600	Mack-Cali Realty Corporation	16,164
2,300	Medical Properties Trust, Inc.	29,647
734	Mid-America Apartment Communities, Inc.	74,677
500	National Health Investors, Inc.	36,315
1,300	National Retail Properties, Inc.	56,706
601	National Storage Affiliates Trust	14,364
29,930	New World Development Company, Ltd.	36,879
1,000	Omega Healthcare Investors, Inc.	32,990
800	Outfront Media, Inc.	21,240
703	Park Hotels & Resorts, Inc.	18,046
207	Parkway, Inc.	4,117
400	Pebblebrook Hotel Trust	11,684
2,000	Physicians Realty Trust	39,740
300	Piedmont Office Realty Trust, Inc.	6,414
5,625	Prologis, Inc.	291,825
1,458	Public Storage, Inc.	319,171
338	QTS Realty Trust, Inc.	16,478
630	Quality Care Properties, Inc.[d]	11,882
1,627	Realty Income Corporation	96,855
1,220	Regency Centers Corporation	80,996
650	Retail Opportunity Investments Corporation	13,669
1,200	Retail Properties of America, Inc.	17,304

Shares	Common Stock (63.2%)	Value
Real Estate (8.4%) - continued
1,095	RLJ Lodging Trust	$25,743
200	Ryman Hospitality Properties	12,366
1,123	Senior Housing Property Trust	22,741
3,015	Simon Property Group, Inc.	518,670
700	SL Green Realty Corporation	74,634
5,300	Spirit Realty Capital, Inc.	53,689
300	STAG Industrial, Inc.	7,506
29,494	Stockland	104,587
1,396	Store Capital Corporation	33,336
935	Summit Hotel Properties, Inc.	14,941
500	Sun Communities, Inc.	40,165
1,000	Sun Hung Kai Properties, Ltd.	14,700
1,421	Sunstone Hotel Investors, Inc.	21,784
733	Tanger Factory Outlet Centers, Inc.	24,020
450	Taubman Centers, Inc.	29,709
1,750	UDR, Inc.	63,455
600	Urban Edge Properties	15,780
200	Urstadt Biddle Properties, Inc.	4,112
2,400	Ventas, Inc.	156,096
5,042	VEREIT, Inc.	42,807
1,890	Vornado Realty Trust	189,586
700	Washington Prime Group, Inc.	6,083
200	Washington REIT	6,256
800	Weingarten Realty Investors	26,712
2,399	Welltower, Inc.	169,897
3,000	Wheelock and Company, Ltd.	23,731
14,700	Wing Tai Holdings, Ltd.	19,803
400	WP Carey, Inc.	24,888
700	Xenia Hotels & Resorts, Inc.	11,949

	Total	7,717,395

Telecommunications Services (0.7%)
2,960	Elisa Oyj	104,640
2,833	Freenet AG	92,089
10,406	Inmarsat plc	110,862
46,042	KCOM Group plc	51,917
1,300	Nippon Telegraph & Telephone Corporation	55,579
3,000	NTT DOCOMO, Inc.	70,057
52,856	PCCW, Ltd.	31,181
1,437	Proximus SA	45,031
5,601	TDC AS	28,847
4,600	Telefonica Deutschland Holding AG	22,806
2,997	Telenor ASA	49,857

	Total	662,866

Utilities (1.0%)
1,010	ATCO, Ltd.	39,273
52,826	Centrica plc	143,844
2,072	E.ON SE	16,473
35,590	Electricidade de Portugal SA	120,336
7,911	MDU Resources Group, Inc.	216,524
3,224	NorthWestern Corporation	189,249
32,000	Osaka Gas Company, Ltd.	122,015
12,341	Redes Energeticas Nacionais SGPS SA	37,097
	Total	884,811

	Total Common Stock (cost $52,897,901)	58,288,452

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Asset-Backed Securities (0.2%)
	Marlette Funding Trust
	3.060%, 1/17/2023, Ser.
$59,122	2016-1A, Class A*	$59,312
	SoFi Consumer Loan Program, LLC
	3.280%, 1/26/2026, Ser.
46,934	2017-1, Class Ae	47,155
	Vericrest Opportunity Loan Transferee
	3.500%, 6/26/2045, Ser.
29,236	2015-NPL9, Class A1[e]	29,219

	Total	135,686

Basic Materials (0.4%)
	Alcoa Nederland Holding BV
15,000	6.750%, 9/30/2024[e]	16,088
	ArcelorMittal SA
50,000	6.250%, 3/1/2021	54,000
	BWAY Holding Company
10,000	5.500%, 4/15/2024[c,e]	10,075
	Dow Chemical Company
10,000	8.550%, 5/15/2019	11,335
	First Quantum Minerals, Ltd.
55,000	7.000%, 2/15/2021[e]	56,650
	Kinross Gold Corporation
7,000	5.125%, 9/1/2021	7,289
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	10,531
	Newmont Mining Corporation, Convertible
30,000	1.625%, 7/15/2017	30,056
	NOVA Chemicals Corporation
40,122	5.250%, 8/1/2023[e]	41,025
	Peabody Securities Finance Corporation
30,000	6.375%, 3/31/2025[e]	29,700
	RPM International, Inc., Convertible
40,000	2.250%, 12/15/2020	48,125
	Steel Dynamics, Inc.
30,000	5.000%, 12/15/2026[e]	30,375
	Vale Overseas, Ltd.
7,000	5.875%, 6/10/2021	7,501
10,000	6.250%, 8/10/2026	10,863
	Xstrata Finance Canada, Ltd.
10,000	4.950%, 11/15/2021[e]	10,738

	Total	374,351

Capital Goods (0.4%)
	AECOM
50,000	5.875%, 10/15/2024	53,125
	Bombardier, Inc.
30,000	7.500%, 3/15/2025[e]	30,825
	Building Materials Corporation of America
50,000	6.000%, 10/15/2025[e]	51,625
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[e]	56,925
	Cintas Corporation No. 2
10,000	2.900%, 4/1/2022	10,115
	Crown Americas Capital Corporation IV
50,000	4.500%, 1/15/2023	51,125
	General Electric Company
16,000	5.000%, 1/21/2021[f]	16,860
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	10,068

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Capital Goods (0.4%) - continued
	Rockwell Collins, Inc.
$10,000	1.950%, 7/15/2019[c]	$10,007
	Roper Industries, Inc.
11,000	2.050%, 10/1/2018	11,034
	United Rentals North America, Inc.
55,000	5.500%, 7/15/2025	56,650

	Total	358,359

Collateralized Mortgage Obligations (1.8%)
	Alternative Loan Trust
	5.500%, 10/25/2035, Ser.
127,429	2005-47CB, Class A7	107,988
	Angel Oak Mortgage Trust
	4.500%, 11/25/2045, Ser.
16,973	2015-1, Class A*,g	17,035
	Banc of America Alternative Loan Trust
	6.000%, 11/25/2035, Ser.
42,159	2005-10, Class 3CB1	37,080
	CHL Mortgage Pass-Through Trust
	3.315%, 1/25/2036, Ser.
66,460	2005-31, Class 4A2	59,489
	Citigroup Mortgage Loan Trust, Inc.
	3.663%, 3/25/2037, Ser.
21,678	2007-AR4, Class 2A1A	17,080
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
71,767	2007-A4, Class 1A5	61,368
	Countrywide Alternative Loan Trust
	6.500%, 8/25/2036, Ser.
66,723	2006-23CB, Class 2A3	44,014
	6.000%, 4/25/2037, Ser.
203,939	2007-7T2, Class A9	135,550
	Credit Suisse First Boston Mortgage Securities Corporation
	5.250%, 10/25/2035, Ser.
43,794	2005-9, Class 1A3	42,276
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	5.500%, 11/25/2035, Ser.
45,700	2005-5, Class 1A4	45,976
	J.P. Morgan Alternative Loan Trust
	6.500%, 3/25/2036, Ser.
117,327	2006-S1, Class 1A19	101,889
	J.P. Morgan Mortgage Trust
	3.005%, 6/25/2035, Ser.
70,452	2005-A3, Class 3A4	70,099
	3.086%, 6/25/2035, Ser.
59,625	2005-A3, Class 4A1	59,902
	3.253%, 8/25/2035, Ser.
47,993	2005-A5, Class 1A2	47,842
	3.319%, 1/25/2037, Ser.
64,856	2006-A7, Class 2A2	59,577
	Mill City Mortgage Loan Trust
	2.750%, 11/25/2058, Ser.
100,000	2017-1, Class A1[e]	99,526
	MortgageIT Trust
	1.242%, 12/25/2035, Ser.
54,471	2005-5, Class A1[h]	50,459
	New York Mortgage Trust
	3.467%, 5/25/2036, Ser.
58,956	2006-1, Class 2A3	53,627
	Residential Accredit Loans, Inc. Trust
	5.750%, 9/25/2035, Ser.
56,931	2005-QS13, Class 2A3	50,707

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Collateralized Mortgage Obligations (1.8%) -continued
	Residential Funding Mortgage Security I Trust
	6.000%, 7/25/2037, Ser.
$63,438	2007-S7, Class A20	$58,459
	Structured Adjustable Rate Mortgage Loan Trust
	3.438%, 9/25/2035, Ser.
74,132	2005-18, Class 1A1	60,728
	Structured Asset Mortgage Investments, Inc.
	1.292%, 12/25/2035, Ser.
116,867	2005-AR4, Class A1[h]	95,129
	WaMu Mortgage Pass Through Certificates
	2.877%, 10/25/2036, Ser.
55,654	2006-AR12, Class 1A1	51,818
	1.378%, 1/25/2047, Ser.
104,658	2006-AR19, Class 1Ah	82,049
	Wells Fargo Mortgage Backed Securities Trust
	3.089%, 3/25/2036, Ser.
44,970	2006-AR2, Class 2A1	45,113
	3.103%, 7/25/2036, Ser.
44,534	2006-AR10, Class 2A1	43,680
	6.000%, 7/25/2037, Ser.
36,564	2007-8, Class 1A16	36,129

	Total	1,634,589

Communications Services (0.8%)
	America Movil SAB de CV
10,000	5.000%, 10/16/2019	10,691
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,071
	AT&T, Inc.
10,000	5.875%, 10/1/2019	10,886
7,000	5.200%, 3/15/2020	7,561
10,000	2.082%, 6/30/2020[h]	10,117
15,000	2.800%, 2/17/2021	15,043
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[e]	14,081
	CCOH Safari, LLC
30,000	5.750%, 2/15/2026[e]	31,500
	CenturyLink, Inc.
35,000	6.450%, 6/15/2021	37,184
	Charter Communications Operating, LLC
10,000	3.579%, 7/23/2020	10,291
5,000	4.464%, 7/23/2022	5,266
	Clear Channel Worldwide Holdings, Inc.
40,000	6.500%, 11/15/2022	41,525
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[e]	53,562
	Comcast Corporation
14,000	1.625%, 1/15/2022	13,424
	Crown Castle International Corporation
5,000	3.400%, 2/15/2021	5,086
	CSC Holdings, LLC
5,000	5.500%, 4/15/2027[e]	5,081
	Digicel, Ltd.
56,748	6.000%, 4/15/2021*	51,570

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Communications Services (0.8%) - continued
	DISH Network Corporation, Convertible
$8,000	3.375%, 8/15/2026[e]	$9,665
	Frontier Communications Corporation
50,000	8.875%, 9/15/2020	52,750
	Hughes Satellite Systems Corporation
30,000	6.500%, 6/15/2019	32,472
	Moody’s Corporation
7,000	2.750%, 12/15/2021	6,995
	Neptune Finco Corporation
30,000	10.875%, 10/15/2025[e]	36,075
	SFR Group SA
50,000	6.000%, 5/15/2022[e]	51,812
	Sprint Corporation
55,000	7.625%, 2/15/2025	60,087
	Telefonica Emisiones SAU
12,000	3.192%, 4/27/2018	12,155
	T-Mobile USA, Inc.
40,000	6.633%, 4/28/2021	41,340
	Verizon Communications, Inc.
16,000	4.500%, 9/15/2020	17,061
17,000	2.946%, 3/15/2022[e]	16,926
	Viacom, Inc.
14,000	4.250%, 9/1/2023	14,361
	Virgin Media Secured Finance plc
30,000	5.250%, 1/15/2026[e]	30,187

	Total	714,825

Consumer Cyclical (0.9%)
	Allison Transmission, Inc.
45,000	5.000%, 10/1/2024[e]	45,450
	American Honda Finance Corporation
10,000	2.000%, 2/14/2020	10,031
	BMW US Capital, LLC
15,000	1.500%, 4/11/2019[e]	14,897
	Brookfield Residential Properties, Inc.
60,000	6.125%, 7/1/2022[e]	61,800
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	31,325
	CVS Health Corporation
7,000	2.750%, 12/1/2022	6,924
	eBay, Inc.
10,000	2.500%, 3/9/2018	10,076
	Ford Motor Credit Company, LLC
16,000	5.000%, 5/15/2018	16,530
14,000	2.262%, 3/28/2019	14,034
14,000	2.597%, 11/4/2019	14,074
10,000	3.336%, 3/18/2021	10,112
	General Motors Financial Company, Inc.
5,000	3.150%, 1/15/2020	5,085
21,000	4.375%, 9/25/2021	22,081
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	10,080
	Hyundai Capital America
7,000	2.550%, 4/3/2020[c,e]	6,999
	KB Home
29,000	4.750%, 5/15/2019	29,798
	L Brands, Inc.
33,000	6.625%, 4/1/2021	36,006

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Consumer Cyclical (0.9%) - continued
	Lennar Corporation
$50,000	4.750%, 11/15/2022	$51,500
	Macy’s Retail Holdings, Inc.
14,000	7.450%, 7/15/2017	14,245
	McDonald’s Corporation
14,000	2.625%, 1/15/2022	13,986
	MGM Resorts International
55,000	6.000%, 3/15/2023	59,194
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	10,230
	Nissan Motor Acceptance Corporation
11,000	2.000%, 3/8/2019[e]	11,000
	Prime Security Services Borrower, LLC
45,000	9.250%, 5/15/2023[e]	49,331
	PulteGroup, Inc.
30,000	4.250%, 3/1/2021	30,825
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,085
	Royal Caribbean Cruises, Ltd.
51,748	5.250%, 11/15/2022	55,888
	Scientific Games International, Inc.
30,000	7.000%, 1/1/2022[e]	32,063
	Toll Brothers Finance Corporation
20,000	4.000%, 12/31/2018	20,500
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,038
	Walgreens Boots Alliance, Inc.
10,000	1.750%, 5/30/2018	10,012
10,000	2.600%, 6/1/2021	10,011
	West Corporation
50,000	5.375%, 7/15/2022[e]	49,125
	Yum! Brands, Inc.
55,000	5.000%, 6/1/2024[e]	56,169

	Total	839,504

Consumer Non-Cyclical (0.8%)
	Abbott Laboratories
14,000	2.550%, 3/15/2022	13,749
11,000	3.400%, 11/30/2023	11,097
	AbbVie, Inc.
14,000	2.500%, 5/14/2020	14,094
7,000	2.900%, 11/6/2022	6,973
	Anheuser-Busch InBev Finance, Inc.
15,000	2.294%, 2/1/2021[h]	15,451
10,000	2.650%, 2/1/2021	10,074
7,000	3.300%, 2/1/2023	7,124
	Anheuser-Busch InBev Worldwide, Inc.
12,000	6.500%, 7/15/2018	12,722
	B&G Foods, Inc.
40,000	4.625%, 6/1/2021	40,300
	BAT International Finance plc
10,000	1.641%, 6/15/2018[e,h]	10,025
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,477
	Bunge Limited Finance Corporation
10,000	3.500%, 11/24/2020	10,259
	Celgene Corporation
10,000	3.550%, 8/15/2022	10,282
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022	56,100
	CVS Health Corporation
10,000	2.250%, 12/5/2018	10,064

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Consumer Non-Cyclical (0.8%) - continued
	Envision Healthcare Corporation
$50,000	5.125%, 7/1/2022[e]	$50,891
	Express Scripts Holding Company
7,000	4.750%, 11/15/2021	7,516
	Forest Laboratories, Inc.
15,000	4.375%, 2/1/2019[e]	15,521
	Grifols Worldwide Operations, Ltd.
40,000	5.250%, 4/1/2022	41,520
	HCA, Inc.
26,748	4.750%, 5/1/2023	27,885
	Iconix Brand Group, Inc., Convertible
35,000	1.500%, 3/15/2018	33,075
	JBS USA, LLC
55,000	5.750%, 6/15/2025[e]	55,550
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,026
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	10,192
	Medtronic Global Holdings SCA
14,000	1.700%, 3/28/2019	13,993
	Molson Coors Brewing Company
14,000	2.250%, 3/15/2020[e]	14,003
	Mylan NV
14,000	3.150%, 6/15/2021	14,059
	Pernod Ricard SA
5,000	5.750%, 4/7/2021[e]	5,561
	Perrigo Finance plc
10,000	3.500%, 12/15/2021	10,157
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024	52,125
	Revlon Consumer Products Corporation
26,748	5.750%, 2/15/2021	26,715
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,156
	Smithfield Foods, Inc.
11,000	2.700%, 1/31/2020[e]	10,992
	Tenet Healthcare Corporation
50,000	8.125%, 4/1/2022	52,125
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,621
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	40,900
	Valeant Pharmaceuticals International
26,748	7.250%, 7/15/2022[e]	22,803
	VPII Escrow Corporation
25,000	7.500%, 7/15/2021[e]	21,906

	Total	782,083

Energy (0.8%)
	Anadarko Petroleum Corporation
10,000	8.700%, 3/15/2019	11,217
	Antero Resources Corporation
35,000	5.125%, 12/1/2022	35,459
	BP Capital Markets plc
15,000	1.676%, 5/3/2019	14,925
7,000	2.315%, 2/13/2020	7,058
14,000	3.224%, 4/14/2024	14,004
	Buckeye Partners, LP
17,000	2.650%, 11/15/2018	17,082
	CNPC General Capital, Ltd.
3,000	2.750%, 4/19/2017[e]	3,001

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Energy (0.8%) - continued
	Concho Resources, Inc.
$15,000	4.375%, 1/15/2025	$15,094
	Contura Energy, Inc.
16,000	10.000%, 8/1/2021*	17,250
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	41,500
	Encana Corporation
9,000	3.900%, 11/15/2021	9,194
	Energy Transfer Equity, LP
55,000	5.500%, 6/1/2027	57,475
	EQT Corporation
10,000	8.125%, 6/1/2019	11,164
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	10,016
	Kinder Morgan Energy Partners, LP
14,000	3.450%, 2/15/2023	13,815
	Marathon Oil Corporation
6,000	2.700%, 6/1/2020	5,957
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	10,252
	MEG Energy Corporation
33,000	6.375%, 1/30/2023[e]	29,452
	MPLX, LP
10,000	4.500%, 7/15/2023	10,399
55,000	4.875%, 12/1/2024	57,852
	Northern Tier Energy, LLC
30,000	7.125%, 11/15/2020	31,200
	ONEOK, Inc.
10,000	7.500%, 9/1/2023	11,677
	Petrobras Global Finance BV
32,000	8.375%, 5/23/2021	36,200
	Petroleos Mexicanos
10,000	6.375%, 2/4/2021	10,847
27,000	6.500%, 3/13/2027[e]	29,045
	Regency Energy Partners, LP
50,000	5.000%, 10/1/2022	53,162
	Rowan Companies, Inc.
5,000	7.375%, 6/15/2025	5,037
	Sabine Pass Liquefaction, LLC
55,000	5.625%, 3/1/2025	59,623
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[e]	10,224
	Southwestern Energy Company
7,000	7.500%, 2/1/2018	7,297
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,523
	Tesoro Corporation
40,000	4.750%, 12/15/2023[e]	41,284
	Whiting Petroleum Corporation, Convertible
20,000	1.250%, 4/1/2020	17,425
	Williams Partners, LP
14,000	4.000%, 11/15/2021	14,485

	Total	730,195

Financials (1.9%)
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,079
	Air Lease Corporation
5,000	2.625%, 9/4/2018	5,042
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	41,100
	American Express Credit Corporation
7,000	2.200%, 3/3/2020	7,020

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Financials (1.9%) - continued
$10,000	2.171%, 9/14/2020[h]	$10,160
	AMG Capital Trust II, Convertible
700	5.150%, 10/15/2037	39,769
	Bank of America Corporation
18,000	5.700%, 5/2/2017	18,059
11,000	8.000%, 1/30/2018[f]	11,330
25,000	5.650%, 5/1/2018	26,009
10,000	2.625%, 4/19/2021	9,974
14,000	5.700%, 1/24/2022	15,716
	Bank of Montreal
8,000	1.500%, 7/18/2019	7,916
	Bank of New York Mellon Corporation
14,000	2.600%, 2/7/2022	14,012
	Bank of Nova Scotia
10,000	2.700%, 3/7/2022	10,022
	Barclays plc
14,000	3.200%, 8/10/2021	14,008
	BB&T Corporation
16,000	2.050%, 6/19/2018	16,073
	Bear Stearns Companies, LLC
20,000	6.400%, 10/2/2017	20,481
	Blackstone Mortgage Trust, Inc.,
	Convertible
50,000	5.250%, 12/1/2018	57,281
	BNP Paribas SA
12,000	2.375%, 9/14/2017	12,036
	Capital One Financial Corporation
28,000	3.050%, 3/9/2022	27,961
	Citigroup, Inc.
14,000	2.450%, 1/10/2020	14,062
14,000	2.650%, 10/26/2020	14,089
21,000	2.350%, 8/2/2021	20,672
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	11,127
	Commonwealth Bank of Australia
14,000	2.250%, 3/10/2020[e]	14,008
	Credit Suisse Group Funding
	Guernsey, Ltd.
21,000	3.800%, 9/15/2022	21,299
	Credit Suisse Group Funding, Ltd.
14,000	3.125%, 12/10/2020	14,076
	DDR Corporation
10,000	3.500%, 1/15/2021	10,111
	Deutsche Bank AG
21,000	4.250%, 10/14/2021[e]	21,520
	Discover Bank
4,000	8.700%, 11/18/2019	4,543
	Discover Financial Services
8,000	6.450%, 6/12/2017	8,068
	Goldman Sachs Group, Inc.
8,000	2.625%, 1/31/2019	8,090
12,000	7.500%, 2/15/2019	13,169
10,000	2.000%, 4/25/2019	9,981
10,000	2.600%, 12/27/2020	10,000
14,000	5.250%, 7/27/2021	15,355
10,000	2.209%, 11/15/2021[h]	10,115
14,000	3.000%, 4/26/2022	14,014
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022	440,486
	Guardian Life Global Funding
10,000	2.000%, 4/26/2021[e]	9,769
	Hartford Financial Services Group, Inc.
17,000	6.000%, 1/15/2019	18,177

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Financials (1.9%) - continued
	HCP, Inc.
$10,000	3.750%, 2/1/2019	$10,252
	Health Care REIT, Inc.
10,000	4.700%, 9/15/2017	10,131
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,389
	HSBC Holdings plc
14,000	6.875%, 6/1/2021[f]	14,910
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,172
	Icahn Enterprises, LP
25,000	6.000%, 8/1/2020	25,750
15,000	6.750%, 2/1/2024[e]	15,469
	ING Capital Funding Trust III
10,000	4.747%, 6/30/2017[f,h]	9,981
	International Lease Finance Corporation
14,000	4.625%, 4/15/2021	14,761
14,000	5.875%, 8/15/2022	15,574
	Intesa Sanpaolo SPA
4,000	3.875%, 1/16/2018	4,054
	J.P. Morgan Chase & Company
9,000	7.900%, 4/30/2018[f]	9,326
8,000	6.300%, 4/23/2019	8,691
5,000	2.250%, 1/23/2020	5,016
15,000	2.700%, 5/18/2023	14,671
14,000	2.273%, 10/24/2023[h]	14,321
	KeyCorp
12,000	2.300%, 12/13/2018	12,069
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[e]	4,344
	Lincoln National Corporation
8,000	6.250%, 2/15/2020	8,817
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,053
	Mitsubishi UFJ Financial Group, Inc.
7,000	2.998%, 2/22/2022	7,064
	Morgan Stanley
16,000	6.625%, 4/1/2018	16,744
10,000	2.177%, 1/27/2020[h]	10,173
14,000	2.800%, 6/16/2020	14,168
10,000	2.500%, 4/21/2021	9,945
14,000	2.210%, 1/20/2022[h]	14,137
10,000	4.875%, 11/1/2022	10,811
10,000	2.443%, 10/24/2023[h]	10,212
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	40,700
	National City Corporation
8,000	6.875%, 5/15/2019	8,786
	New York Life Global Funding
10,000	1.550%, 11/2/2018[e]	9,982
	Nomura Holdings, Inc.
8,000	2.750%, 3/19/2019	8,083
	Park Aerospace Holdings, Ltd.
50,000	5.500%, 2/15/2024[e]	52,000
	Quicken Loans, Inc.
55,000	5.750%, 5/1/2025[e]	54,038
	Realty Income Corporation
9,000	5.750%, 1/15/2021	9,907
	Regions Bank
7,000	7.500%, 5/15/2018	7,411
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	10,168
	Royal Bank of Canada
14,000	2.125%, 3/2/2020	14,005

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Financials (1.9%) - continued
	Simon Property Group, LP
$10,000	2.500%, 9/1/2020	$10,090
15,000	2.500%, 7/15/2021	14,949
	State Street Corporation
10,000	1.952%, 8/18/2020[h]	10,190
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,120
	Synchrony Financial
5,000	2.265%, 2/3/2020[h]	5,033
	Toronto-Dominion Bank
10,000	1.881%, 1/22/2019[h]	10,105
10,000	2.051%, 12/14/2020[h]	10,157
	UBS Group Funding Switzerland AG
13,000	3.491%, 5/23/2023[e]	13,082
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,345
	USB Realty Corporation
5,000	2.169%, 1/15/2022[e,f,h]	4,250
	Ventas Realty, LP
10,000	3.100%, 1/15/2023	9,934
	Voya Financial, Inc.
12,000	2.900%, 2/15/2018	12,109
	Wells Fargo & Company
7,000	1.719%, 1/30/2020[h]	7,030
8,000	2.100%, 7/26/2021	7,841
14,000	2.153%, 1/24/2023[h]	14,156
10,000	2.269%, 10/31/2023[h]	10,183
	Welltower, Inc.
10,000	4.950%, 1/15/2021	10,724

	Total	1,788,162

Foreign Government (3.7%)
	Argentina Government International Bond
37,000	6.875%, 1/26/2027[e]	37,444
	Brazil Government International Bond
73,000	4.875%, 1/22/2021	76,833
100,000	2.625%, 1/5/2023	92,750
60,000	6.000%, 4/7/2026	65,220
45,000	7.125%, 1/20/2037	51,075
54,000	5.000%, 1/27/2045	48,060
	Colombia Government International Bond
45,000	4.375%, 7/12/2021	47,700
57,000	2.625%, 3/15/2023	54,791
40,000	4.000%, 2/26/2024	41,160
25,000	7.375%, 9/18/2037	31,900
52,000	5.625%, 2/26/2044	56,550
54,000	5.000%, 6/15/2045	54,162
	Croatia Government International Bond
9,000	6.750%, 11/5/2019[e]	9,799
55,000	6.625%, 7/14/2020[e]	60,362
28,000	6.000%, 1/26/2024[e]	31,009
	Hungary Government International Bond
70,000	5.750%, 11/22/2023	79,100
72,000	5.375%, 3/25/2024	80,132
	Indonesia Government International Bond
60,000	4.875%, 5/5/2021[e]	64,115
45,000	3.375%, 4/15/2023[e]	44,943
66,000	5.875%, 1/15/2024[e]	74,845
60,000	4.125%, 1/15/2025[e]	61,532

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Foreign Government (3.7%) - continued
$13,000	4.750%, 1/8/2026[e]	$13,843
45,000	8.500%, 10/12/2035[e]	64,958
90,000	5.125%, 1/15/2045[e]	95,375
	Mexico Government International Bond
10,000	5.750%, 10/12/2110	9,950
64,000	4.000%, 10/2/2023	65,920
64,000	3.600%, 1/30/2025	63,840
88,000	4.125%, 1/21/2026	90,464
28,000	4.150%, 3/28/2027	28,490
18,000	6.750%, 9/27/2034	22,472
26,000	6.050%, 1/11/2040	29,705
56,000	4.750%, 3/8/2044	54,460
36,000	5.550%, 1/21/2045	38,880
31,000	4.600%, 1/23/2046	29,682
29,000	4.350%, 1/15/2047	26,680
	Panama Government International Bond
27,000	4.000%, 9/22/2024	28,181
42,000	3.750%, 3/16/2025	42,893
40,000	6.700%, 1/26/2036	50,400
	Peru Government International Bond
21,000	5.625%, 11/18/2050	25,016
21,000	4.125%, 8/25/2027	22,575
45,000	8.750%, 11/21/2033	68,062
	Philippines Government International Bond
72,000	4.000%, 1/15/2021	76,536
40,000	7.750%, 1/14/2031	56,997
50,000	6.375%, 10/23/2034	66,403
20,000	5.000%, 1/13/2037	23,316
40,000	3.950%, 1/20/2040	41,124
	Romania Government International Bond
42,000	4.375%, 8/22/2023[e]	44,310
20,000	4.875%, 1/22/2024[e]	21,700
10,000	6.125%, 1/22/2044[e]	12,286
	Russia Government International Bond
44,000	3.500%, 1/16/2019[e]	45,166
200,000	5.000%, 4/29/2020[e]	213,386
54,000	4.875%, 9/16/2023[e]	57,875
55,550	7.500%, 3/31/2030[e]	66,808
66,000	5.625%, 4/4/2042[e]	72,521
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	53,187
75,000	4.875%, 4/14/2026	75,338
	Turkey Government International Bond
18,000	7.500%, 11/7/2019	19,710
63,000	7.000%, 6/5/2020	68,741
85,000	5.125%, 3/25/2022	86,485
44,000	6.250%, 9/26/2022	46,983
58,000	5.750%, 3/22/2024	60,173
67,000	4.250%, 4/14/2026	62,042
54,000	6.875%, 3/17/2036	58,513
36,000	4.875%, 4/16/2043	30,869
18,000	6.625%, 2/17/2045	19,171

	Total	3,414,968

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Mortgage-Backed Securities (3.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$350,000	3.000%, 4/1/2032[c]	$358,884
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
250,000	4.000%, 4/1/2047[c]	262,246
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
250,000	3.000%, 4/1/2047[c]	247,930
1,425,000	3.500%, 4/1/2047[c]	1,457,730
650,000	4.000%, 4/1/2047[c]	681,789
425,000	4.500%, 4/1/2047[c]	455,729

	Total	3,464,308

Technology (0.8%)
	Alliance Data Systems Corporation
30,000	5.375%, 8/1/2022[e]	30,225
	Automatic Data Processing, Inc.
10,000	2.250%, 9/15/2020	10,114
	Broadcom Corporation
14,000	2.375%, 1/15/2020[e]	13,997
	Diamond 1 Finance Corporation
10,000	3.480%, 6/1/2019[e]	10,252
14,000	5.450%, 6/15/2023[e]	15,103
	Equinix, Inc.
40,000	5.750%, 1/1/2025	42,300
	Fidelity National Information Services, Inc.
15,000	1.450%, 6/5/2017	14,998
10,000	3.625%, 10/15/2020	10,390
	First Data Corporation
40,000	5.375%, 8/15/2023[e]	41,650
	Hewlett Packard Enterprise Company
17,000	3.600%, 10/15/2020	17,471
	Intel Corporation
15,000	1.700%, 5/19/2021	14,683
10,000	3.100%, 7/29/2022	10,276
	Intel Corporation, Convertible
30,000	3.479%, 12/15/2035[g]	40,837
	Iron Mountain, Inc.
21,748	6.000%, 8/15/2023	22,890
	Microchip Technology, Inc., Convertible
80,000	1.625%, 2/15/2027[e]	81,050
	Micron Technology, Inc., Convertible
30,000	2.375%, 5/1/2032	90,825
38,000	3.000%, 11/15/2043	42,584
	Microsoft Corporation
14,000	2.400%, 2/6/2022	14,083
	NXP BV
35,000	3.875%, 9/1/2022[e]	35,788
	NXP Semiconductors NV, Convertible
60,000	1.000%, 12/1/2019	69,450
	Oracle Corporation
10,000	2.500%, 5/15/2022	9,971
	Sensata Technologies BV
50,000	4.875%, 10/15/2023[e]	50,093
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	9,922

	Total	698,952

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Transportation (0.1%)
	Air Canada Pass Through Trust
$4,466	3.875%, 3/15/2023[e]	$4,354
	American Airlines Pass Through Trust
6,089	4.950%, 1/15/2023	6,477
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[e]	48,282
	Delta Air Lines, Inc.
6,702	4.950%, 5/23/2019	6,995
10,000	2.875%, 3/13/2020	10,082
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,160
	Korea Expressway Corporation
13,000	1.625%, 4/28/2017[e]	12,999
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	10,150

	Total	109,499

Utilities (0.4%)
	Alabama Power Company
7,000	2.450%, 3/30/2022	6,927
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,089
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,011
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,103
	Calpine Corporation
50,000	5.375%, 1/15/2023	50,625
	Consolidated Edison, Inc.
7,000	2.000%, 3/15/2020	6,991
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,084
	Dynegy, Inc.
55,000	7.375%, 11/1/2022	54,587
	Edison International
7,000	2.125%, 4/15/2020	7,007
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,075
	Emera U.S. Finance, LP
5,000	2.150%, 6/15/2019	4,998
	Eversource Energy
5,000	1.600%, 1/15/2018	4,997
	Exelon Generation Company, LLC
8,000	5.200%, 10/1/2019	8,558
10,000	2.950%, 1/15/2020	10,136
	Fortis, Inc.
5,000	2.100%, 10/4/2021[e]	4,844
	Great Plains Energy, Inc.
10,000	2.500%, 3/9/2020	10,056
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	10,060
	NiSource Finance Corporation
7,000	6.400%, 3/15/2018	7,301
	NRG Energy, Inc.
26,748	6.625%, 3/15/2023	27,367
	Pacific Gas & Electric Company
10,000	5.625%, 11/30/2017	10,267
	PG&E Corporation
8,000	2.400%, 3/1/2019	8,056
	PPL Capital Funding, Inc.
5,000	3.500%, 12/1/2022	5,113
	PSEG Power, LLC
9,000	3.000%, 6/15/2021	9,068
	Sempra Energy
14,000	6.150%, 6/15/2018	14,741

Principal Amount	Long-Term Fixed Income (16.7%)	Value
Utilities (0.4%) - continued
$5,000	2.400%, 3/15/2020	$5,018
	Southern California Edison Company
5,000	2.400%, 2/1/2022	4,980
	Southern Company
10,000	1.850%, 7/1/2019	9,945
	Xcel Energy, Inc.
10,000	1.200%, 6/1/2017	9,993

	Total	341,997

	Total Long-Term Fixed Income (cost $15,123,119)	15,387,478

Shares	Registered Investment Companies (3.9%)	Value

Equity Funds/ETFs (2.1%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	26,747
2,300	BlackRock Resources & Commodities Strategy Trust	19,780
1,025	Guggenheim Multi-Asset Income ETF	21,207
9,690	iShares Dow Jones US Home Construction Index Fund	309,886
1,648	iShares MSCI EAFE Index Fund	102,654
15,940	Materials Select Sector SPDR Fund	835,415
11,760	Utilities Select Sector SPDR Fund	603,406
400	Vanguard REIT ETF	33,036

	Total	1,952,131

Fixed Income Funds/ETFs (1.8%)
12,047	Aberdeen Asia-Pacific Income Fund, Inc.	60,115
1,048	First Trust High Income Long/Short Fund	17,460
1,279	iShares J.P. Morgan USD Emerging Markets Bond ETF	145,422
16,673	iShares S&P U.S. Preferred Stock Index Fund	645,245
11,462	MFS Intermediate Income Trust	49,401
18,944	PowerShares Preferred Portfolio	280,750
9,283	Templeton Global Income Fund	61,732
4,195	Vanguard Short-Term Corporate Bond ETF	334,509
4,234	Western Asset Emerging Markets
	Debt Fund, Inc.	65,627
6,718	Western Asset High Income Opportunity Fund, Inc.	33,859

	Total	1,694,120

	Total Registered Investment Companies (cost $3,508,937)	3,646,251

Shares	Preferred Stock (0.3%)	Value
Consumer Staples (0.1%)
196	Bunge, Ltd., Convertible, 4.875%[f]	21,021
149	Henkel AG & Company KGaA, 1.470%	19,098

	Total	40,119

Energy (<0.1%)
355	Alpha Natural Resources, Inc., 0.000%[d]	7,012
355	ANR Holdings, Inc., 0.000%[d]	1,686

	Total	8,698

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Preferred Stock (0.3%)	Value
Health Care (0.1%)
85	Allergan plc, Convertible, 5.500%	$71,984

	Total	71,984

Real Estate (0.1%)
1,130	American Tower Corporation, Convertible, 5.500%	126,221

	Total	126,221

	Total Preferred Stock (cost $230,118)	247,022

Shares or Principal Amount	Short-Term Investments (8.5%)[i]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.530%, 4/4/2017[j]	99,998
100,000	0.755%, 5/5/2017[j]	99,935
100,000	0.785%, 6/23/2017[j]	99,832
	Thrivent Core Short-Term Reserve Fund
749,918	1.070%	7,499,180

	Total Short-Term Investments (cost $7,798,924)	7,798,945

	Total Investments (cost $90,148,681) 104.1%	$95,957,250

	Other Assets and Liabilities, Net (4.1%)	(3,740,281)

	Total Net Assets 100.0%	$92,216,969

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $3,133,609 or 3.4% of total net assets.

f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Growth and Income Plus Portfolio as of March 31, 2017 was $145,167 or 0.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$16,803
Contura Energy, Inc., 8/1/2021	2/12/2014	21,719
Digicel, Ltd., 4/15/2021	8/19/2013	57,069
Marlette Funding Trust, 1/17/2023	7/20/2016	59,104

    Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,335,559
Gross unrealized depreciation	(1,526,990)

Net unrealized appreciation (depreciation)	$5,808,569

Cost for federal income tax purposes	$90,148,681

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Growth and Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	840,139	–	840,139	–
Capital Goods	462,384	–	462,384	–
Communications Services	3,128,946	–	3,061,032	67,914
Consumer Cyclical	1,436,596	–	1,336,346	100,250
Consumer Non-Cyclical	1,881,990	–	1,812,970	69,020
Energy	406,444	–	406,444	–
Financials	789,016	–	789,016	–
Technology	1,160,890	–	1,160,890	–
Transportation	192,481	–	192,481	–
Utilities	290,216	–	290,216	–
Common Stock
Consumer Discretionary	8,772,137	6,538,658	2,233,479	–
Consumer Staples	3,329,646	2,180,176	1,149,470	–
Energy	3,796,321	2,237,004	1,559,317	–
Financials	8,156,738	4,604,127	3,552,611	–
Health Care	5,744,478	4,762,600	981,878	–
Industrials	6,899,208	4,094,543	2,804,665	–
Information Technology	9,512,068	8,835,940	676,128	–
Materials	2,812,784	666,269	2,146,515	–
Real Estate	7,717,395	7,138,695	578,700	–
Telecommunications Services	662,866	–	662,866	–
Utilities	884,811	405,773	479,038	–
Long-Term Fixed Income
Asset-Backed Securities	135,686	–	135,686	–
Basic Materials	374,351	–	374,351	–
Capital Goods	358,359	–	358,359	–
Collateralized Mortgage Obligations	1,634,589	–	1,634,589	–
Communications Services	714,825	–	714,825	–
Consumer Cyclical	839,504	–	839,504	–
Consumer Non-Cyclical	782,083	–	782,083	–
Energy	730,195	–	730,195	–
Financials	1,788,162	–	1,347,676	440,486
Foreign Government	3,414,968	–	3,414,968	–
Mortgage-Backed Securities	3,464,308	–	3,464,308	–
Technology	698,952	–	698,952	–
Transportation	109,499	–	109,499	–
Utilities	341,997	–	341,997	–
Registered Investment Companies
Equity Funds/ETFs	1,952,131	1,952,131	–	–
Fixed Income Funds/ETFs	1,694,120	1,694,120	–	–
Preferred Stock
Consumer Staples	40,119	21,021	19,098	–
Energy	8,698	–	8,698	–
Health Care	71,984	71,984	–	–
Real Estate	126,221	126,221	–	–
Short-Term Investments	299,765	–	299,765	–

Subtotal Investments in Securities	$88,458,070	$45,329,262	$42,451,138	$677,670

Other Investments *	Total

Short-Term Investments	7,499,180

Subtotal Other Investments	$7,499,180

Total Investments at Value	$95,957,250

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	9,387	9,387	–	–

Total Asset Derivatives	$9,387	$9,387	$–	$–

Liability Derivatives
Futures Contracts	3,404	3,404	–	–

Total Liability Derivatives	$3,404	$3,404	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $299,764 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	6	June 2017	$745,004	$747,375	$2,371
CBOT 2-Yr. U.S. Treasury Note	(3)	July 2017	(649,303)	(649,359)	(56)
CBOT 5-Yr. U.S. Treasury Note	6	July 2017	706,659	706,359	(300)
CBOT U.S. Long Bond	2	June 2017	300,163	301,688	1,525
CME E-mini S&P 500 Index	11	June 2017	1,299,024	1,297,560	(1,464)
CME S&P 500 Index	(5)	June 2017	(2,953,729)	(2,949,000)	4,729
CME Ultra Long Term U.S. Treasury Bond	1	June 2017	159,863	160,625	762
Ultra 10-Yr. U.S. Treasury Note	(2)	June 2017	(266,197)	(267,781)	(1,584)
Total Futures Contracts					$5,983

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Core Short-Term Reserve Fund	$7,854,389	$9,249,736	$9,604,945	749,918	$7,499,180	$18,740
Total Value and Income Earned	$7,854,389				$7,499,180	$18,740

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (16.2%)[a]	Value
Basic Materials (1.4%)
	Alpha 3 BV, Term Loan
$245,000	4.147%, 1/31/2024	$245,461
	Arch Coal, Inc., Term Loan
420,000	5.000%, 2/28/2024[b,c]	419,080
	Chemours Company, Term Loan
290,000	0.000%, 5/12/2022[b,c]	291,450
534,146	6.000%, 5/12/2022	536,817
	Contura Energy, Inc., Term Loan
770,000	6.000%, 2/23/2024	760,375
	Fortescue Metals Group, Ltd., Term Loan
361,393	3.750%, 6/30/2019	363,257
	Ineos Finance, LLC, Term Loan
1,270,000	0.000%, 3/31/2022[b,c]	1,276,121
	Peabody Energy Corporation, Term Loan
225,000	0.000%, 2/7/2022[b,c]	224,719
	Tronox Pigments BV, Term Loan
964,052	4.647%, 3/19/2020	969,278

	Total	5,086,558

Capital Goods (0.9%)
	Advanced Disposal Services, Inc., Term Loan
476,283	3.698%, 11/10/2023	478,764
	Berry Plastics Corporation, Term Loan
95,000	3.524%, 1/19/2024	95,567
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,445,000	5.030%, 11/30/2023	1,458,554
	Reynolds Group Holdings, Inc., Term Loan
358,202	3.982%, 2/5/2023	359,435
	Sterigenics-Nordion Holdings, LLC, Term Loan
990,000	0.000%, 5/15/2022[b,c]	990,000

	Total	3,382,320

Communications Services (4.6%)
	Altice Financing SA, Term Loan
385,000	0.000%, 6/22/2025[b,c]	385,000
	Altice US Finance I Corporation, Term Loan
485,000	0.000%, 7/14/2025[b,c]	484,243
	Atlantic Broadband Penn, LLC, Term Loan
42,344	3.482%, 11/30/2019	42,439
	Beasley Broadcast Group, Inc., Term Loan
380,094	7.000%, 11/1/2023	384,846
	Birch Communication Inc., Term Loan
508,802	8.400%, 7/17/2020	447,745
	CBS Radio, Inc., Term Loan
130,000	0.000%, 3/2/2024[b,c]	130,650
	Cengage Learning Acquisitions, Term Loan
947,837	5.250%, 6/7/2023	901,924
	Charter Communications Operating, LLC, Term Loan
398,964	2.990%, 7/1/2020	399,849
393,977	2.990%, 1/3/2021	394,765
	Cincinnati Bell, Inc., Term Loan
336,269	4.000%, 9/10/2020	337,698

Principal Amount	Bank Loans (16.2%)[a]	Value
Communications Services (4.6%) - continued
	CSC Holdings, LLC, Term Loan
$213,281	3.943%, 10/11/2024	$212,682
645,000	0.000%, 7/15/2025[b,c]	644,033
	FairPoint Communications, Inc., Term Loan
677,219	7.500%, 2/14/2019	679,928
	Gray Television, Inc., Term Loan
399,000	3.334%, 2/7/2024	400,664
	Hargray Communications Group, Inc., Term Loan
754,719	4.897%, 6/26/2019	757,549
	Hargray Merger Subsidiary Corporation, Term Loan
310,000	0.000%, 6/24/2024[b,c]	310,484
	Intelsat Jackson Holdings SA, Term Loan
264,628	3.887%, 6/30/2019	258,822
	Level 3 Financing, Inc., Term Loan
1,275,000	3.227%, 2/22/2024	1,276,594
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
745,000	4.523%, 1/7/2022	741,588
	LTS Buyer, LLC, Term Loan
907,536	4.397%, 4/13/2020	910,939
	McGraw-Hill Global Education Holdings, LLC, Term Loan
798,962	5.000%, 5/4/2022	789,199
	Mediacom Illinois, LLC, Term Loan
350,000	3.200%, 2/15/2024	351,459
	NEP/NCP Holdco, Inc., Term Loan
1,192,742	4.250%, 1/22/2020	1,192,241
	Numericable US, LLC, Term Loan
422,447	5.289%, 1/15/2024	422,747
	SBA Senior Finance II, LLC, Term Loan
680,750	3.240%, 3/24/2021	681,982
	SFR Group SA, Term Loan
350,000	0.000%, 3/22/2025[b,c]	348,579
	Sprint Communications, Inc., Term Loan
1,450,000	3.500%, 2/2/2024	1,448,971
	TNS, Inc., Term Loan
365,793	5.000%, 2/14/2020	368,079
	Univision Communications, Inc., Term Loan
572,220	3.750%, 3/15/2024	568,403
	WideOpenWest Finance, LLC, Term Loan
845,750	4.554%, 8/18/2023	849,505

	Total	17,123,607

Consumer Cyclical (2.0%)
	Amaya Holdings BV, Term Loan
1,093,717	4.647%, 8/1/2021	1,095,544
	Boyd Gaming Corporation, Term Loan
325,000	0.000%, 9/15/2023[b,c]	326,573
	Burlington Coat Factory Warehouse Corporation, Term Loan
542,772	3.700%, 8/13/2021	544,297
	Ceridian HCM Holding, Inc., Term Loan
301,676	4.540%, 9/15/2020	299,036
	Eldorado Resorts, Inc., Term Loan
330,000	0.000%, 3/16/2024[b,c]	329,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (16.2%)[a]	Value
Consumer Cyclical (2.0%) - continued
	Four Seasons Holdings, Inc., Term Loan
$563,588	4.147%, 11/30/2023	$569,223
	Golden Nugget, Inc., Term Loan
310,571	4.540%, 11/21/2019	314,648
	Golden Nugget, Inc., Term Loan Delayed Draw
130,362	4.500%, 11/21/2019	132,073
	IMG Worldwide, Inc., Term Loan
233,333	8.290%, 5/6/2022	235,667
	Michaels Stores, Inc., Term Loan
615,950	3.750%, 1/30/2023	613,899
	Mohegan Tribal Gaming Authority, Term Loan
773,062	5.500%, 10/13/2023	773,867
	Scientific Games International, Inc., Term Loan
1,680,000	4.846%, 10/1/2021	1,700,731
	Seminole Hard Rock Entertainment, Inc., Term Loan
43,750	3.897%, 5/14/2020	43,932
	Seminole Indian Tribe of Florida, Term Loan
438,158	3.397%, 4/29/2020	438,706

	Total	7,417,371

Consumer Non-Cyclical (3.1%)
	Air Medical Group Holdings, Inc., Term Loan
535,950	5.000%, 4/28/2022	536,175
	Albertson’s, LLC, Term Loan
407,688	4.401%, 12/21/2022	410,110
739,437	4.302%, 6/22/2023	743,134
	Berry Plastics Corporation, Term Loan
1,025,000	3.108%, 2/8/2020	1,030,607
375,000	3.108%, 1/6/2021	376,688
	CHS/Community Health Systems, Inc., Term Loan
181,051	3.798%, 12/31/2019	179,796
984,083	4.048%, 1/27/2021	970,060
	Endo Luxembourg Finance I Company SARL, Term Loan
478,937	4.000%, 9/26/2022	478,205
	Grifols Worldwide Operations USA, Inc., Term Loan
605,000	3.194%, 1/31/2025	605,768
	JBS USA LUX SA, Term Loan
1,215,000	3.289%, 10/30/2022	1,218,803
	Libbey Glass, Inc., Term Loan
315,910	3.854%, 4/9/2021	317,490
	MultiPlan, Inc., Term Loan
866,499	4.897%, 6/7/2023	877,018
	Ortho-Clinical Diagnostics, Inc., Term Loan
843,410	4.750%, 6/30/2021	838,138
	PetSmart, Inc., Term Loan
363,152	4.020%, 3/11/2022	346,356
	Sterigenics-Nordion Holdings, LLC, Term Loan
396,462	4.397%, 5/15/2022	396,462

Principal Amount	Bank Loans (16.2%)[a]	Value
Consumer Non-Cyclical (3.1%) - continued
	Valeant Pharmaceuticals International, Inc., Term Loan
$2,259,802	5.570%, 4/1/2022[b,c]	$2,264,796

	Total	11,589,606

Energy (0.7%)
	Energy Solutions, LLC, Term Loan
388,857	6.750%, 5/29/2020	392,582
	Exgen Renewables I, LLC, Term Loan
354,640	5.272%, 2/8/2021	356,413
	Houston Fuel Oil Terminal, LLC, Term Loan
400,888	4.400%, 8/19/2021	398,884
	McJunkin Red Man Corporation, Term Loan
277,676	5.000%, 11/8/2019	279,064
	MEG Energy Corporation, Term Loan
390,000	4.540%, 12/31/2023	389,781
	Pacific Drilling SA, Term Loan
572,687	4.625%, 6/3/2018	261,289
	Western Refining, Inc., Term Loan
236,939	5.250%, 11/12/2020	236,939
122,512	5.500%, 6/23/2023	122,512

	Total	2,437,464

Financials (0.9%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
560,000	0.000%, 7/20/2020[b,c]	564,900
	Colorado Buyer, Inc., Term Loan
195,000	0.000%, 3/15/2024[b,c]	195,975
105,000	0.000%, 3/15/2025[b,c]	105,394
	DJO Finance, LLC, Term Loan
320,125	4.250%, 6/7/2020	309,254
	Gartner, Inc., Term Loan
155,000	0.000%, 3/16/2024[b,c]	156,162
	MoneyGram International, Inc., Term Loan
660,395	4.397%, 3/27/2020	659,569
	Sable International Finance, Ltd., Term Loan
820,000	5.732%, 12/30/2022	825,806
	TransUnion, LLC, Term Loan
478,768	3.482%, 4/9/2023	481,463

	Total	3,298,523

Technology (2.0%)
	Accudyne Industries, LLC, Term Loan
411,858	4.147%, 12/13/2019	385,775
	Dell International, LLC, Term Loan
231,000	3.490%, 9/7/2023	231,769
	First Data Corporation, Term Loan
1,358,613	3.984%, 3/24/2021	1,368,558
495,556	3.984%, 7/8/2022	499,169
	Harland Clarke Holdings Corporation, Term Loan
494,597	7.147%, 12/31/2021	498,554
437,409	6.647%, 2/9/2022	440,143
	Micron Technologies, Inc., Term Loan
297,750	4.740%, 4/26/2022	298,774
	ON Semiconductor Corporation, Term Loan
223,715	0.000%, 3/31/2023[b,c]	224,601
	Rackspace Hosting, LLC, Term Loan
399,000	4.535%, 11/3/2023	401,438

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (16.2%)[a]	Value
Technology (2.0%) - continued
	RP Crown Parent, LLC, Term Loan
$603,487	4.500%, 10/12/2023	$606,885
	Western Digital Corporation, Term Loan
1,261,838	3.732%, 4/29/2023	1,267,970
	Xerox Business Services, LLC, Term Loan
623,438	6.334%, 12/7/2023	629,828
	Zayo Group, LLC, Term Loan
775,000	2.976%, 1/19/2021	778,325

	Total	7,631,789

Transportation (0.2%)
	OSG Bulk Ships, Inc., Term Loan
213,569	5.290%, 8/5/2019	211,433
	XPO Logistics, Inc., Term Loan
610,000	3.108%, 11/1/2021	611,428

	Total	822,861

Utilities (0.4%)
	Calpine Corporation, Term Loan
375,000	2.740%, 12/31/2019	374,220
512,392	3.900%, 1/15/2024	514,314
	Intergen NV, Term Loan
379,693	5.650%, 6/12/2020	377,319
	Talen Energy Supply, LLC, Term Loan
408,082	6.060%, 12/6/2023[b,c]	410,633

	Total	1,676,486

	Total Bank Loans (cost $60,543,004)	60,466,585

Shares	Common Stock (45.2%)	Value
Consumer Discretionary (6.7%)
4,430	Amazon.com, Inc.[d]	3,927,372
35,900	American Axle & Manufacturing Holdings, Inc.[d]	674,202
9,620	Aramark	354,689
9,168	Aryzta AGd	294,375
6,900	Bandai Namco Holdings, Inc.	206,832
2,912	Bellway plc	98,666
9,574	Berkeley Group Holdings plc	384,965
16,000	Bridgestone Corporation	649,491
4,776	Bunzl plc	138,817
6,470	Burlington Stores, Inc.[d]	629,466
823	Cie Generale des Etablissements Michelin	100,010
6,500	Citizen Watch Company, Ltd.	41,680
59,020	Comcast Corporation	2,218,562
35,000	ComfortDelGro Corporation, Ltd.	64,066
13,300	Denso Corporation	586,824
20,269	Eutelsat Communications	451,747
14,200	Fuji Heavy Industries, Ltd.	520,832
9,170	General Motors Company	324,251
32,200	Honda Motor Company, Ltd.	972,087
18,100	Inchcape plc	190,828
1,462	Ipsos SA	45,386
158,000	Li & Fung, Ltd.	68,547
902	LVMH Moet Hennessy Louis Vuitton SE	198,253
16,784	Marks and Spencer Group plc	70,893
9,610	Newell Brands, Inc.	453,304
1,542	Nexity SA	75,810
2,592	Next plc	140,219
40,900	NIKE, Inc.	2,279,357

Shares	Common Stock (45.2%)	Value
Consumer Discretionary (6.7%) - continued
5,200	Nikon Corporation	$75,566
10,510	Norwegian Cruise Line Holdings, Ltd.[d]	533,172
560	Priceline Group, Inc.[d]	996,783
712	Publicis Groupe SA	49,712
8,185	RHd,e	378,638
700	RTL Group SA	56,322
4,738	SES SA	110,154
16,300	Singapore Press Holdings, Ltd.	41,364
26,420	Starbucks Corporation	1,542,664
13,800	Sumitomo Forestry Company, Ltd.	210,339
11,600	Sumitomo Rubber Industries, Ltd.	197,920
700	Swatch Group AG	48,745
28,920	Time, Inc.	559,602
17,160	Toll Brothers, Inc.[d]	619,648
2,800	Toyoda Gosei Company, Ltd.	71,414
8,050	Tractor Supply Company	555,209
4,200	TV Asahi Holdings Corporation	79,582
18,280	Walt Disney Company	2,072,769
10,349	Wolters Kluwer NV	429,510
4,400	Yokohama Rubber Company, Ltd.	86,235

	Total	24,876,879

Consumer Staples (2.5%)
19,560	AdvancePierre Foods Holdings, Inc.	609,685
6,800	Axfood AB	102,114
39,787	Coca-Cola Amatil, Ltd.	328,942
10,651	Coca-Cola HBC AG	274,967
2,606	Ebro Foods SA	52,656
1,432	Henkel AG & Company KGaA	159,250
19,205	Imperial Brands plc	930,743
1,000	Kesko Oyj	47,675
6,000	Kewpie Corporation	170,580
3,400	Kirin Holdings Company, Ltd.	64,316
41,339	Koninklijke Ahold Delhaize NV	883,410
7	Lindt & Spruengli AG	39,664
1,813	Nestle SA	139,151
31,480	Philip Morris International, Inc.	3,554,092
1,800	Seven & I Holdings Company, Ltd.	70,711
2,800	Suedzucker AG	70,171
12,625	Tate & Lyle plc	120,980
21	Unilever NV	1,043
13,260	Walgreens Boots Alliance, Inc.	1,101,243
24,310	Whole Foods Market, Inc.	722,493

	Total	9,443,886

Energy (3.0%)
1,898	Arch Coal, Inc.[d]	130,848
305,465	BP plc	1,758,288
10,780	Concho Resources, Inc.[d]	1,383,505
3,947	Contura Energy, Inc.[d]	262,081
6,432	Crescent Point Energy Corporation	69,502
25,540	Devon Energy Corporation	1,065,529
12,623	Ensco plc	112,976
23,040	Halliburton Company	1,133,798
34,119	John Wood Group plc	325,942
12,230	OMV AG	481,977
36,547	Petrofac, Ltd.	422,166
8,570	Pioneer Natural Resources Company	1,595,991
9,798	Royal Dutch Shell plc	257,967
2,983	Royal Dutch Shell plc, Class A	78,627
23,488	Royal Dutch Shell plc, Class B	645,670
25,028	Snam SPA	108,170
6,281	Statoil ASA	107,961
9,814	Total SAc	496,231
6,770	U.S. Silica Holdings, Inc.	324,892

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (45.2%)	Value
Energy (3.0%) - continued
35,410	WPX Energy, Inc.[d]	$474,140

	Total	11,236,261

Financials (6.5%)
2,510	Affiliated Managers Group, Inc.	411,489
51,650	Apollo Investment Corporation	338,824
23,800	Ares Capital Corporation	413,644
6,942	ASX, Ltd.	267,720
22,483	Australia & New Zealand Banking Group, Ltd.	545,903
101,424	Bank of America Corporation	2,392,592
84	Bank of East Asia, Ltd.	348
12,692	Bank of Nova Scotia	742,518
10,280	Bank of the Ozarks, Inc.	534,663
93,213	Bankia, SA	106,105
30,056	Barclays plc	84,841
2,274	Canadian Imperial Bank of Commerce	196,082
10,000	Chiba Bank, Ltd.	64,347
5,954	CI Financial Corporation	118,332
20,254	CNP Assurances	411,875
7,073	Danske Bank AS	241,161
52,863	Direct Line Insurance Group plc	229,998
30,120	Encore Capital Group, Inc.[d,e]	927,696
5,900	Erste Group Bank AG	192,116
65,388	FlexiGroup, Ltd.	115,395
94,000	Fukuoka Financial Group, Inc.	408,311
4,549	Genworth MI Canada, Inc.	125,779
11,870	Goldman Sachs Group, Inc.	2,726,776
4,238	Hannover Rueckversicherung SE	488,353
61,300	Henderson Group plc	178,972
126,246	HSBC Holdings plc	1,029,767
7,652	ING Groep NV	115,578
2,472	Intact Financial Corporation	175,811
16,050	Intercontinental Exchange, Inc.	960,914
35,550	KeyCorp	632,079
2,767	Macquarie Group, Ltd.	190,637
131,695	Mapfre SA	451,070
7,390	Meta Financial Group, Inc.	654,015
2,475	MGIC Investment Corporation[d]	25,072
14,300	Mitsubishi UFJ Financial Group, Inc.	90,078
164,200	Mizuho Financial Group, Inc.	301,402
2,400	MS and AD Insurance Group Holdings, Inc.	76,657
481	Muenchener Rueckversicherungs-Gesellschaft AG	94,157
11,708	National Bank of Canada	491,615
2,360	New Residential Investment Corporation	40,073
18,069	Nordea Bank AB	206,146
2,628	Pargesa Holding SA	185,746
24,728	Poste Italiane SPA[f]	164,710
8,058	Power Corporation of Canada	189,294
28,200	Resona Holdings, Inc.	151,600
31,200	Senshu Ikeda Holdings, Inc.	129,062
5,025	Societe Generale	254,594
9,200	Sumitomo Mitsui Trust Holdings, Inc.	318,798
7,200	Swiss Re AG	646,676
49,250	Synchrony Financial	1,689,275
12,800	T&D Holdings, Inc.	185,531
13,790	TD Ameritrade Holding Corporation	535,879
1,646	TMX Group, Ltd.	83,436
33,438	UnipolSai Assicurazioni SPA	73,862
18,460	Westpac Banking Corporation	493,479
12,600	XL Group, Ltd.	502,236
12,480	Zions Bancorporation	524,160

Shares	Common Stock (45.2%)	Value
Financials (6.5%) - continued
414	Zurich Insurance Group AG	$110,480

	Total	24,037,729

Health Care (4.5%)
14,780	Acadia Healthcare Company, Inc.[d]	644,408
6,340	Allergan plc	1,514,753
3,184	Ansell, Ltd.	58,541
2,698	Anthem, Inc.	446,195
3,000	Astellas Pharmaceutical, Inc.	39,567
30,720	Bristol-Myers Squibb Company	1,670,554
11,218	CAE, Inc.	171,410
18,310	Celgene Corporation[d]	2,278,313
5,480	CIGNA Corporation	802,765
1,215	Danaher Corporation	103,919
2,035	GlaxoSmithKline plc	42,313
15,090	Hologic, Inc.[d]	642,079
1,800	KYORIN Holdings, Inc.	38,084
547	Lonza Group AG	103,395
24,940	Medtronic plc	2,009,166
33,320	Merck & Company, Inc.	2,117,153
3,325	Merck KGaA	378,896
23,506	Novartis AG	1,745,498
10,202	Novo Nordisk AS	350,326
227	Roche Holding AG-Genusschein	58,052
3,620	Teleflex, Inc.	701,303
4,100	Waters Corporation[d]	640,871

	Total	16,557,561

Industrials (5.4%)
6,521	Abertis Infraestructuras SA	104,973
9,305	Adecco SA	660,696
26,000	Asahi Glass Company, Ltd.	210,953
33,487	Capita plc	236,840
39,530	CSX Corporation	1,840,121
11,170	Cummins, Inc.	1,688,904
7,000	Dai Nippon Printing Company, Ltd.	75,750
7,860	Delta Air Lines, Inc.	361,246
4,180	Deutsche Lufthansa AG	67,812
4,390	Equifax, Inc.	600,289
10,745	Finning International, Inc.	200,704
3,700	Fuji Machine Manufacturing Company, Ltd.	48,634
32,976	GWA Group, Ltd.	73,006
2,300	Hitachi Transport System, Ltd.	47,791
268	Hochtief AG	44,289
14,660	Illinois Tool Works, Inc.	1,942,010
3,800	Inaba Denki Sangyo Company, Ltd.	136,357
58,100	ITOCHU Corporation	827,132
30,520	Jacobs Engineering Group, Inc.	1,687,146
2,200	Jardine Matheson Holdings, Ltd.	141,350
13,300	KITZ Corporation	88,690
6,400	Komatsu, Ltd.	167,637
13,247	KONE Oyj	581,921
3,032	Koninklijke Boskalis Westminster NV	104,461
1,797	Loomis AB	56,821
8,800	Marubeni Corporation	54,357
10,390	Masonite International Corporation[d]	823,408
20,818	Meggitt plc	116,191
4,610	Middleby Corporation[d]	629,035
8,200	MIRAIT Holdings Corporation	80,453
18,800	Mitsubishi Electric Corporation	270,876
24,000	Mitsubishi Heavy Industries, Ltd.	96,570
6,000	Mitsuboshi Belting, Ltd.	55,776
8,084	Monadelphous Group, Ltd.	76,102
12,813	National Express Group plc	57,792
2,000	NIPPO Corporation	38,021

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (45.2%)	Value
Industrials (5.4%) - continued
9,000	Nippon Express Company, Ltd.	$46,325
11,300	Nitto Kogyo Corporation	156,312
9,230	Oshkosh Corporation	633,086
3,433	Philips Lighting NVd,f	98,187
2,143	Randstad Holding NV	123,540
4,901	RELX NV	90,922
12,647	Rolls-Royce Holdings plc[d]	119,477
10,720	Saia, Inc.[d]	474,896
6,600	Sanwa Holdings Corporation	61,950
845	Schindler Holding AG, Participation Certificate	163,454
5,615	Siemens AG	769,101
2,842	Skanska AB	66,887
29,954	SKF AB	592,356
8,920	Smiths Group plc	181,240
30,300	Sojitz Corporation	76,142
1,207	Sulzer, Ltd.	126,259
8,900	Teijin, Ltd.	168,054
4,200	Toppan Forms Company, Ltd.	41,225
7,490	Vinci SA	594,773
5,910	WABCO Holdings, Inc.[d]	693,952
2,815	Wolseley plc	177,236
2,084	WSP Global, Inc.	73,606
8,997	YIT Oyj	60,821
1,700	Yuasa Trading Company, Ltd.	47,195

	Total	19,931,110

Information Technology (7.2%)
4,241	Advanced Micro Devices, Inc.[d]	61,707
2,760	Alliance Data Systems Corporation	687,240
2,260	Alphabet, Inc., Class Ad	1,916,028
1,175	Alphabet, Inc., Class Cd	974,733
33,440	Apple, Inc.	4,803,990
9,299	Cap Gemini SA	858,353
3,192	Capital Power Corporation	62,551
25,670	Ciena Corporation[d]	606,069
25,990	Cognizant Technology Solutions Corporation[d]	1,546,925
4,390	F5 Networks, Inc.[d]	625,882
16,190	Facebook, Inc.[d]	2,299,789
24,340	Finisar Corporation[d]	665,456
12,400	FUJIFILM Holdings NPV	486,053
18,870	Juniper Networks, Inc.	525,152
21,800	Konica Minolta Holdings, Inc.	195,537
5,900	NEC Networks & System Integration Corporation	114,272
16,640	New Relic, Inc.[d]	616,845
2,405	NVIDIA Corporation	261,977
37,620	PayPal Holdings, Inc.[d]	1,618,412
62,070	Pure Storage, Inc.[d,e]	610,148
2,000	Ryosan Company, Ltd.	60,290
13,130	Salesforce.com, Inc.[d]	1,083,094
2,980	Seagate Technology plc	136,871
1,653	SMA Solar Technology AG	41,764
1,634	Software AG	64,549
12,212	Telefonaktiebolaget LM Ericsson	81,532
900	Tokyo Electron, Ltd.	98,529
20,830	Twitter, Inc.[d]	311,408
16,130	Vantiv, Inc.[d]	1,034,256
26,970	Visa, Inc.	2,396,824
32,950	Xilinx, Inc.	1,907,475

	Total	26,753,711

Materials (2.3%)
2,900	Adeka Corporation	42,376
3,992	APERAM	199,035

Shares	Common Stock (45.2%)	Value
Materials (2.3%) - continued
1,620	Ashland Global Holdings, Inc.	$200,572
55,304	BHP Billiton, Ltd.	1,005,768
7,917	BillerudKorsnas AB	127,570
32,022	BlueScope Steel, Ltd.	300,198
4,110	Crown Holdings, Inc.[d]	217,625
24,800	Daicel Corporation	299,472
5,140	Domtar Corporation	187,713
26,000	DOWA Holdings Company, Ltd.	187,064
1,490	Eagle Materials, Inc.	144,739
14,984	Evonik Industries AG	488,397
3,300	FMC Corporation	229,647
10,782	Granges AB	98,542
4,400	JSR Corporation	74,448
21,400	Kuraray Company, Ltd.	325,550
8,700	Kyoei Steel, Ltd.	155,961
24,200	Mitsubishi Chemical Holdings Corporation	187,887
2,100	Mitsubishi Materials Corporation	63,741
600	Nippon Shokubai Company, Ltd.	40,943
67,279	Norsk Hydro ASA	392,084
7,139	Nufarm, Ltd.	52,897
41,000	Oji Holdings Corporation	192,283
17,381	Orora, Ltd.	39,298
3,420	Packaging Corporation of America	313,340
2,380	PPG Industries, Inc.	250,090
14,800	Rengo Company, Ltd.	85,728
2,057	Rio Tinto, Ltd.	94,977
5,232	Solvay SA	638,360
9,160	Steel Dynamics, Inc.	318,402
1,600	Sumitomo Seika Chemicals Company, Ltd.	68,234
6,800	Toagosei Company, Ltd.	77,750
32,008	UPM-Kymmene Oyj	751,520
20,516	Verso Corporation[d]	123,096
1,700	Yamato Kogyo Company, Ltd.	43,981
14,077	Yara International ASA	542,214

	Total	8,561,502

Real Estate (5.9%)
2,000	Acadia Realty Trust	60,120
950	Agree Realty Corporation	45,562
8,460	Alexandria Real Estate Equities, Inc.	934,999
2,650	American Campus Communities, Inc.	126,114
4,200	American Homes 4 Rent	96,432
3,950	Apartment Investment & Management Company	175,183
4,400	Apple Hospitality REIT, Inc.	84,040
2,700	AvalonBay Communities, Inc.	495,720
2,078	Bluerock Residential Growth REIT, Inc.	25,580
4,867	Boston Properties, Inc.	644,439
3,400	Brandywine Realty Trust	55,182
32,548	Brixmor Property Group, Inc.	698,480
8,840	Camden Property Trust	711,266
63,300	CapitaLand Mall Trust	89,122
1,800	Care Capital Properties, Inc.	48,366
1,024	Chesapeake Lodging Trust	24,535
1,100	City Office REIT, Inc.	13,365
450	Colony Starwood Homes	15,278
1,000	Columbia Property Trust, Inc.	22,250
7,980	Cominar Real Estate Investment Trust	86,410
2,100	CoreCivic, Inc.	65,982
650	CoreSite Realty Corporation	58,533
2,000	Corporate Office Properties Trust	66,200
7,042	Cousins Properties, Inc.	58,237

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (45.2%)	Value
Real Estate (5.9%) - continued
6,120	Crown Castle International Corporation	$578,034
4,300	CubeSmart	111,628
2,200	CyrusOne, Inc.	113,234
400	Daito Trust Construction Company, Ltd.	54,999
2,000	DCT Industrial Trust, Inc.	96,240
6,300	DDR Corporation	78,939
53,704	DEXUS Property Group	400,825
3,614	DiamondRock Hospitality Company	40,296
3,168	Digital Realty Trust, Inc.	337,044
2,600	Douglas Emmett, Inc.	99,840
34,130	Duke Realty Corporation	896,595
1,150	DuPont Fabros Technology, Inc.	57,029
364	EastGroup Properties, Inc.	26,765
1,200	Education Realty Trust, Inc.	49,020
757	Empire State Realty Trust, Inc.	15,624
1,319	EPR Properties	97,118
1,917	Equinix, Inc.	767,509
2,400	Equity Commonwealth[d]	74,928
1,700	Equity Lifestyle Properties, Inc.	131,002
9,870	Equity Residential	614,111
1,425	Essex Property Trust, Inc.	329,930
2,800	Extra Space Storage, Inc.	208,292
1,100	Federal Realty Investment Trust	146,850
2,800	FelCor Lodging Trust, Inc.	21,028
2,900	First Industrial Realty Trust, Inc.	77,227
4,240	Forest City Realty Trust, Inc.	92,347
3,550	Gaming and Leisure Properties, Inc.	118,641
12,086	General Growth Properties, Inc.	280,154
1,700	GEO Group, Inc.	78,829
1,913	Gramercy Property Trust	50,312
14,637	H&R Real Estate Investment Trust	253,920
8,400	HCP, Inc.	262,752
2,600	Healthcare Realty Trust, Inc.	84,500
3,650	Healthcare Trust of America, Inc.	114,829
2,900	Highwoods Properties, Inc.	142,477
3,600	Hospitality Properties Trust	113,508
14,796	Host Hotels & Resorts, Inc.	276,093
3,250	Hudson Pacific Properties, Inc.	112,580
61,000	Hysan Development Company, Ltd.	276,748
2,800	Invitation Homes, Inc.[d]	61,124
4,400	Iron Mountain, Inc.	156,948
1,900	Kilroy Realty Corporation	136,952
10,000	Kimco Realty Corporation	220,900
600	Kite Realty Group Trust	12,900
1,403	Lamar Advertising Company	104,860
2,400	LaSalle Hotel Properties	69,480
2,900	Liberty Property Trust	111,795
915	Life Storage, Inc.	75,140
2,850	Macerich Company	183,540
1,700	Mack-Cali Realty Corporation	45,798
6,400	Medical Properties Trust, Inc.	82,496
2,102	Mid-America Apartment Communities, Inc.	213,858
1,500	National Health Investors, Inc.	108,945
3,800	National Retail Properties, Inc.	165,756
1,690	National Storage Affiliates Trust	40,391
91,066	New World Development Company, Ltd.	112,209
3,050	Omega Healthcare Investors, Inc.	100,620
2,400	Outfront Media, Inc.	63,720
2,016	Park Hotels & Resorts, Inc.	51,751
680	Parkway, Inc.	13,525
1,200	Pebblebrook Hotel Trust	35,052
5,800	Physicians Realty Trust	115,246

Shares	Common Stock (45.2%)	Value
Real Estate (5.9%) - continued
900	Piedmont Office Realty Trust, Inc.	$19,242
15,763	Prologis, Inc.	817,784
4,100	Public Storage, Inc.	897,531
919	QTS Realty Trust, Inc.	44,801
1,800	Quality Care Properties, Inc.[d]	33,948
4,693	Realty Income Corporation	279,374
3,465	Regency Centers Corporation	230,041
2,050	Retail Opportunity Investments Corporation	43,112
3,500	Retail Properties of America, Inc.	50,470
3,092	RLJ Lodging Trust	72,693
600	Ryman Hospitality Properties	37,098
3,171	Senior Housing Property Trust	64,213
8,493	Simon Property Group, Inc.	1,461,051
2,000	SL Green Realty Corporation	213,240
14,900	Spirit Realty Capital, Inc.	150,937
900	STAG Industrial, Inc.	22,518
90,652	Stockland	321,457
3,960	Store Capital Corporation	94,565
2,652	Summit Hotel Properties, Inc.	42,379
1,400	Sun Communities, Inc.	112,462
4,000	Sun Hung Kai Properties, Ltd.	58,801
4,162	Sunstone Hotel Investors, Inc.	63,803
1,932	Tanger Factory Outlet Centers, Inc.	63,312
1,250	Taubman Centers, Inc.	82,525
5,000	UDR, Inc.	181,300
1,700	Urban Edge Properties	44,710
600	Urstadt Biddle Properties, Inc.	12,336
6,800	Ventas, Inc.	442,272
14,319	VEREIT, Inc.	121,568
5,270	Vornado Realty Trust	528,634
2,000	Washington Prime Group, Inc.	17,380
500	Washington REIT	15,640
2,300	Weingarten Realty Investors	76,797
6,854	Welltower, Inc.	485,400
8,000	Wheelock and Company, Ltd.	63,282
53,100	Wing Tai Holdings, Ltd.	71,535
1,200	WP Carey, Inc.	74,664
2,100	Xenia Hotels & Resorts, Inc.	35,847

	Total	22,114,920

Telecommunications Services (0.5%)
8,755	Elisa Oyj	309,500
8,594	Freenet AG	279,355
31,825	Inmarsat plc	339,054
126,585	KCOM Group plc	142,738
4,000	Nippon Telegraph & Telephone Corporation	171,013
9,100	NTT DOCOMO, Inc.	212,505
175,422	PCCW, Ltd.	103,486
4,393	Proximus SA	137,664
17,129	TDC AS	88,219
12,600	Telefonica Deutschland Holding AG	62,468
8,453	Telenor ASA	140,620

	Total	1,986,622

Utilities (0.7%)
2,850	ATCO, Ltd.	110,820
161,549	Centrica plc	439,895
6,129	E.ON SE	48,726
108,879	Electricidade de Portugal SA	368,138
22,670	MDU Resources Group, Inc.	620,478
9,260	NorthWestern Corporation	543,562
99,000	Osaka Gas Company, Ltd.	377,485

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (45.2%)	Value
Utilities (0.7%) - continued
37,739	Redes Energeticas Nacionais SGPS SA	$113,442

	Total	2,622,546

	Total Common Stock (cost $148,140,509)	168,122,727

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Asset-Backed Securities (1.8%)
	Asset Backed Securities Corporation Home Equity Loan Trust
	1.122%, 7/25/2036, Ser.
325,019	2006-HE5, Class A4[g]	300,876
	Bayview Opportunity Master Fund Trust
	3.623%, 4/28/2030, Ser.
42,713	2015-3, Class A1[f]	42,941
	3.228%, 7/28/2034, Ser.
145,364	2014-18NP, Class A*,h	145,107
	3.721%, 7/28/2035, Ser.
255,177	2015-NPLA, Class Af,h	255,483
	Credit Based Asset Servicing and Securitization, LLC
	3.464%, 12/25/2036, Ser.
256,746	2006-CB2, Class AF2[h]	188,092
	Earnest Student Loan Program, LLC
	2.680%, 7/25/2035, Ser.
313,837	2016-C, Class A2[f]	309,260
	First Horizon ABS Trust
	1.142%, 10/25/2034, Ser.
116,976	2006-HE1, Class Ag,i	114,421
	GMAC Mortgage Corporation Loan Trust
	1.278%, 8/25/2035, Ser.
261,028	2005-HE1, Class A2[g,i]	249,753
	1.162%, 12/25/2036, Ser.
249,310	2006-HE4, Class A1[g,i]	232,554
	IndyMac Seconds Asset-Backed Trust
	1.322%, 10/25/2036, Ser.
219,822	2006-2B, Class Ag,i	140,340
	J.P. Morgan Mortgage Acquisition Trust
	4.451%, 3/25/2047, Ser.
180,132	2007-HE1, Class AF4[h]	134,575
	Lehman XS Trust
	5.440%, 8/25/2035, Ser.
175,897	2005-2, Class 2A3Bh	151,479
	Marlette Funding Trust
	3.060%, 1/17/2023, Ser.
266,046	2016-1A, Class A*	266,905
	Merrill Lynch Mortgage Investors Trust
	2.841%, 6/25/2035, Ser.
345,673	2005-A5, Class M1	241,573
	MLCC Mortgage Investors, Inc.
	1.642%, 9/25/2029, Ser.
185,587	2004-D, Class A1[g]	183,913
	Murray Hill Marketplace Trust
	4.190%, 11/25/2022, Ser.
95,876	2016-LC1, Class A*	96,627
	NRZ Advance Receivables Trust Advance Receivables Backed
	2.751%, 6/15/2049, Ser.
451,000	2016-T1, Class AT1*	446,735

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Asset-Backed Securities (1.8%) - continued
	Preston Ridge Partners Mortgage Trust, LLC
	4.000%, 9/27/2021, Ser.
$257,370	2016-1A, Class A1*,h	$256,228
	4.250%, 1/25/2022, Ser.
337,690	2017-1A, Class A1*,h	338,660
	SoFi Consumer Loan Program, LLC
	3.050%, 12/26/2025, Ser.
367,553	2016-3, Class Af	367,729
	3.280%, 1/26/2026, Ser.
305,072	2017-1, Class Af	306,506
	US Residential Opportunity Fund Trust
	3.475%, 7/27/2036, Ser.
319,338	2016-1III, Class A*,h	317,695
	Vericrest Opportunity Loan Transferee
	3.375%, 10/25/2058, Ser.
79,866	2015-NPL3, Class A1*,h	79,553
	3.500%, 6/26/2045, Ser.
87,709	2015-NPL9, Class A1[f]	87,658
	3.500%, 7/25/2046, Ser.
358,713	2016-NPL8, Class A1[f,h]	360,638
	3.500%, 10/25/2046, Ser.
285,805	2016-NP11, Class A1[f,h]	287,871
	3.625%, 11/26/2046, Ser.
322,098	2016-NP12, Class A1[f,h]	320,729
	Wachovia Asset Securitization, Inc.
	1.122%, 7/25/2037, Ser.
429,913	2007-HE1, Class A*,g,i	369,282

	Total	6,593,183

Basic Materials (0.5%)
	Alcoa Nederland Holding BV
90,000	6.750%, 9/30/2024[f]	96,525
	ArcelorMittal SA
190,000	6.250%, 3/1/2021	205,200
	BWAY Holding Company
80,000	5.500%, 4/15/2024[c,f]	80,600
	Dow Chemical Company
86,000	8.550%, 5/15/2019	97,482
	INEOS Group Holdings SA
380,000	5.625%, 8/1/2024[e,f]	380,950
	Kinross Gold Corporation
44,000	5.125%, 9/1/2021	45,815
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	84,251
	Newmont Mining Corporation, Convertible
200,000	1.625%, 7/15/2017	200,375
	NOVA Chemicals Corporation
341,904	5.250%, 8/1/2023[f]	349,597
	Peabody Securities Finance Corporation
170,000	6.375%, 3/31/2025[f]	168,300
	RPM International, Inc., Convertible
145,000	2.250%, 12/15/2020	174,453
	Vale Overseas, Ltd.
44,000	5.875%, 6/10/2021	47,151
66,000	6.250%, 8/10/2026	71,693
	Xstrata Finance Canada, Ltd.
66,000	4.950%, 11/15/2021[f]	70,871

	Total	2,073,263

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Capital Goods (0.6%)
	Building Materials Corporation of America
$280,000	6.000%, 10/15/2025[f]	$289,100
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[e,f]	310,500
	Cintas Corporation No. 2
64,000	2.900%, 4/1/2022	64,739
	CNH Industrial Capital, LLC
305,000	4.375%, 11/6/2020	315,294
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	194,275
	General Electric Company
386,000	5.000%, 1/21/2021[j]	406,747
	Lockheed Martin Corporation
65,000	2.500%, 11/23/2020	65,440
	Reynolds Group Issuer, Inc.
340,000	5.125%, 7/15/2023[f]	349,350
	Rockwell Collins, Inc.
64,000	1.950%, 7/15/2019[c]	64,042
	Roper Industries, Inc.
71,000	2.050%, 10/1/2018	71,220
	United Rentals North America, Inc.
290,000	5.500%, 7/15/2025	298,700

	Total	2,429,407

Collateralized Mortgage Obligations (3.5%)
	Alternative Loan Trust
	5.500%, 5/25/2035, Ser.
38,059	2005-J3, Class 2A13	37,936
	Angel Oak Mortgage Trust
	4.500%, 11/25/2045, Ser.
127,294	2015-1, Class A*,h	127,766
	Banc of America Alternative Loan Trust
	6.000%, 11/25/2035, Ser.
394,815	2005-10, Class 3CB1	347,257
	Banc of America Mortgage Securities, Inc.
	3.226%, 9/25/2035, Ser.
131,412	2005-H, Class 2A1	125,541
	Bayview Opportunity Master Fund Trust
	3.475%, 7/28/2031, Ser.
250,213	2016-RPL3, Class A1[f]	249,353
	Bear Stearns ALT-A Trust
	3.437%, 10/25/2033, Ser.
157,801	2003-3, Class 5A	155,131
	COLT Mortgage Loan Trust
	2.750%, 9/25/2046, Ser.
242,777	2016-2, Class A1*	244,528
	Countrywide Alternative Loan Trust
	6.500%, 8/25/2036, Ser.
400,337	2006-23CB, Class 2A3	264,085
	Countrywide Home Loan Mortgage Pass Through Trust
	3.194%, 11/25/2035, Ser.
292,168	2005-22, Class 2A1	248,634
	Credit Suisse First Boston Mortgage Securities Corporation
	5.250%, 10/25/2035, Ser.
262,766	2005-9, Class 1A3	253,656

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Collateralized Mortgage Obligations (3.5%) - continued
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	2.565%, 8/25/2035, Ser.
$294,605	2005-AR1, Class 2A3	$228,604
	5.500%, 11/25/2035, Ser.
457,001	2005-5, Class 1A4	459,765
	1.408%, 4/25/2047, Ser.
322,501	2007-OA2, Class A1[g]	273,672
	GCAT, LLC
	3.375%, 3/25/2047, Ser.
425,000	2017-1, Class A1*,h	424,362
	GMAC Mortgage Corporation Loan Trust
	3.542%, 5/25/2035, Ser.
213,524	2005-AR2, Class 4A	199,183
	HarborView Mortgage Loan Trust
	3.163%, 7/19/2035, Ser.
230,347	2005-4, Class 3A1	202,960
	3.438%, 12/19/2035, Ser.
140,924	2005-14, Class 3A1A	121,774
	IndyMac INDA Mortgage Loan Trust
	3.112%, 8/25/2036, Ser.
218,555	2006-AR1, Class A1	207,662
	IndyMac INDX Mortgage Loan Trust
	1.192%, 4/25/2046, Ser.
402,440	2006-AR2, Class 1A1Bg	331,997
	J.P. Morgan Alternative Loan Trust
	6.500%, 3/25/2036, Ser.
533,090	2006-S1, Class 1A19	462,943
	J.P. Morgan Mortgage Trust
	3.253%, 8/25/2035, Ser.
383,946	2005-A5, Class 1A2	382,733
	3.319%, 1/25/2037, Ser.
389,138	2006-A7, Class 2A2	357,462
	Merrill Lynch Mortgage Investors Trust
	6.250%, 8/25/2036, Ser.
403,593	2006-AF1, Class AF2A	319,237
	Mill City Mortgage Loan Trust
	2.750%, 11/25/2058, Ser.
450,000	2017-1, Class A1[f]	447,869
	MortgageIT Trust
	1.242%, 12/25/2035, Ser.
544,708	2005-5, Class A1[g]	504,589
	1.182%, 4/25/2036, Ser.
628,211	2006-1, Class 1A2[g]	468,901
	New York Mortgage Trust
	3.467%, 5/25/2036, Ser.
157,216	2006-1, Class 2A3	143,006
	Pretium Mortgage Credit Partners I, LLC
	4.000%, 7/27/2031, Ser.
233,396	2016-NPL4, Class A*,h	233,741
	Residential Accredit Loans, Inc. Trust
	1.732%, 6/25/2035, Ser.
346,065	2005-QS7, Class A3[g]	276,230
	5.750%, 9/25/2035, Ser.
304,568	2005-QS13, Class 2A3	271,270
	6.000%, 1/25/2037, Ser.
235,050	2007-QS1, Class 1A1	204,116
	Residential Funding Mortgage Security I Trust
	6.000%, 7/25/2037, Ser.
507,507	2007-S7, Class A20	467,672

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Collateralized Mortgage Obligations (3.5%) - continued
	Structured Adjustable Rate Mortgage Loan Trust
	3.002%, 1/25/2035, Ser.
$303,116	2004-19, Class 2A2	$267,485
	3.129%, 7/25/2035, Ser.
198,665	2005-15, Class 4A1	170,083
	3.438%, 9/25/2035, Ser.
324,961	2005-18, Class 1A1	266,205
	Structured Asset Mortgage Investments, Inc.
	1.292%, 12/25/2035, Ser.
759,636	2005-AR4, Class A1[g]	618,337
	Sunset Mortgage Loan Company, LLC
	4.459%, 9/18/2045, Ser.
80,959	2015-NPL1, Class A*,h	81,022
	3.844%, 7/16/2047, Ser.
109,082	2016-NPL1, Class A*,h	109,339
	WaMu Mortgage Pass Through Certificates
	5.000%, 11/25/2018, Ser.
81,106	2003-S12, Class 3A	82,082
	2.497%, 1/25/2037, Ser.
147,599	2006-AR18, Class 1A1	131,510
	1.518%, 10/25/2046, Ser.
495,429	2006-AR13, Class 1Ag	432,281
	1.378%, 1/25/2047, Ser.
263,438	2006-AR19, Class 1Ag	206,528
	Washington Mutual Mortgage Pass Through Certificates Trust
	1.388%, 2/25/2047, Ser.
395,198	2007-OA3, Class 2Ag	296,261
	Wells Fargo Mortgage Backed Securities Trust
	3.089%, 3/25/2036, Ser.
254,832	2006-AR2, Class 2A1	255,638
	5.500%, 4/25/2036, Ser.
284,807	2006-4, Class 2A2	272,440
	3.103%, 7/25/2036, Ser.
426,392	2006-AR10, Class 2A1	418,212
	3.074%, 10/25/2036, Ser.
219,133	2006-AR14, Class 2A3	204,714
	6.000%, 7/25/2037, Ser.
203,261	2007-10, Class 1A1	200,301
	6.000%, 7/25/2037, Ser.
243,758	2007-8, Class 1A16	240,861

	Total	13,296,934

Communications Services (1.5%)
	Altice US Finance I Corporation
200,000	5.500%, 5/15/2026[f]	205,500
	AMC Networks, Inc.
300,000	5.000%, 4/1/2024	300,375
	America Movil SAB de CV
71,000	5.000%, 10/16/2019	75,904
	American Tower Corporation
65,000	2.800%, 6/1/2020	65,460
	AT&T, Inc.
86,000	5.875%, 10/1/2019	93,618
44,000	5.200%, 3/15/2020	47,529
65,000	2.082%, 6/30/2020[g]	65,760
60,000	2.800%, 2/17/2021	60,173
	British Sky Broadcasting Group plc
102,000	2.625%, 9/16/2019[f]	102,588

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Communications Services (1.5%) - continued
	CCOH Safari, LLC
$305,000	5.750%, 2/15/2026[f]	$320,250
	CenturyLink, Inc.
230,000	6.450%, 6/15/2021	244,350
	Charter Communications Operating, LLC
72,000	3.579%, 7/23/2020	74,097
32,000	4.464%, 7/23/2022	33,699
	Clear Channel Worldwide Holdings, Inc.
290,000	6.500%, 11/15/2022	301,055
	Columbus International, Inc.
205,000	7.375%, 3/30/2021[f]	219,606
	Comcast Corporation
88,000	1.625%, 1/15/2022	84,377
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	35,599
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[f]	20,325
	Digicel, Ltd.
257,936	6.000%, 4/15/2021*	234,399
	DISH Network Corporation, Convertible
496,000	3.375%, 8/15/2026[f]	599,230
	Frontier Communications Corporation
275,000	8.875%, 9/15/2020	290,125
	Liberty Interactive, LLC, Convertible
220,000	1.750%, 9/30/2046[f]	247,363
	Liberty Media Corporation, Convertible
270,000	1.000%, 1/30/2023[f]	296,831
	Moody’s Corporation
44,000	2.750%, 12/15/2021	43,971
	Neptune Finco Corporation
100,000	10.875%, 10/15/2025[f]	120,250
	Nexstar Escrow Corporation
335,000	5.625%, 8/1/2024[f]	340,025
	Sprint Corporation
290,000	7.625%, 2/15/2025[e]	316,825
	Telefonica Emisiones SAU
78,000	3.192%, 4/27/2018	79,010
	T-Mobile USA, Inc.
250,000	6.633%, 4/28/2021	258,375
	Verizon Communications, Inc.
106,000	4.500%, 9/15/2020	113,026
102,000	2.946%, 3/15/2022[f]	101,554
	Viacom, Inc.
86,000	4.250%, 9/1/2023	88,219

	Total	5,479,468

Consumer Cyclical (1.3%)
	Allison Transmission, Inc.
305,000	5.000%, 10/1/2024[f]	308,050
	American Honda Finance Corporation
66,000	2.000%, 2/14/2020	66,205
	BMW US Capital, LLC
80,000	1.500%, 4/11/2019[f]	79,449
	Brookfield Residential Properties, Inc.
200,000	6.125%, 7/1/2022[f]	206,000
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	265,761

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Consumer Cyclical (1.3%) - continued
	CVS Health Corporation
$44,000	2.750%, 12/1/2022	$43,525
	eBay, Inc.
55,000	2.500%, 3/9/2018	55,419
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	134,307
86,000	2.262%, 3/28/2019	86,206
87,000	2.597%, 11/4/2019	87,462
64,000	3.336%, 3/18/2021	64,718
	General Motors Financial Company, Inc.
40,000	3.150%, 1/15/2020	40,681
150,000	4.375%, 9/25/2021	157,719
	Home Depot, Inc.
65,000	2.625%, 6/1/2022	65,523
	Hyundai Capital America
43,000	2.550%, 4/3/2020[c,f]	42,996
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[f]	283,920
	KB Home
189,000	4.750%, 5/15/2019	194,197
	L Brands, Inc.
273,000	6.625%, 4/1/2021	297,870
	Lennar Corporation
225,000	4.500%, 11/15/2019	231,469
	Live Nation Entertainment, Inc.
335,000	5.375%, 6/15/2022[f]	348,400
	Macy’s Retail Holdings, Inc.
66,000	7.450%, 7/15/2017	67,154
	McDonald’s Corporation
86,000	2.625%, 1/15/2022	85,914
	MGM Resorts International
300,000	6.000%, 3/15/2023	322,875
	Newell Rubbermaid, Inc.
55,000	3.150%, 4/1/2021	56,264
	Nissan Motor Acceptance Corporation
66,000	2.000%, 3/8/2019[f]	66,001
	Prime Security Services Borrower, LLC
235,000	9.250%, 5/15/2023[f]	257,619
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	60,511
	Six Flags Entertainment Corporation
150,000	4.875%, 7/31/2024[c,f]	148,031
	Toll Brothers Finance Corporation
76,000	4.000%, 12/31/2018	77,900
	Visa, Inc.
65,000	2.200%, 12/14/2020	65,247
	Walgreens Boots Alliance, Inc.
55,000	1.750%, 5/30/2018	55,064
55,000	2.600%, 6/1/2021	55,060
	West Corporation
210,000	5.375%, 7/15/2022[f]	206,325
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[f]	311,481

	Total	4,895,323

Consumer Non-Cyclical (1.2%)
	Abbott Laboratories
88,000	2.550%, 3/15/2022	86,423
66,000	3.400%, 11/30/2023	66,583
	AbbVie, Inc.
88,000	2.500%, 5/14/2020	88,589
44,000	2.900%, 11/6/2022	43,829

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Consumer Non-Cyclical (1.2%) - continued
	Anheuser-Busch InBev Finance, Inc.
$90,000	2.294%, 2/1/2021[g]	$92,708
65,000	2.650%, 2/1/2021	65,483
44,000	3.300%, 2/1/2023	44,777
	Anheuser-Busch InBev Worldwide, Inc.
78,000	6.500%, 7/15/2018	82,690
	BAT International Finance plc
65,000	1.641%, 6/15/2018[f,g]	65,162
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	43,820
	Bunge Limited Finance Corporation
65,000	3.500%, 11/24/2020	66,685
	Celgene Corporation
65,000	3.550%, 8/15/2022	66,836
	Cott Beverages, Inc.
200,000	5.375%, 7/1/2022	204,000
	CVS Health Corporation
86,000	2.250%, 12/5/2018	86,554
	Envision Healthcare Corporation
295,000	5.125%, 7/1/2022[f]	300,254
	Express Scripts Holding Company
44,000	4.750%, 11/15/2021	47,245
55,000	3.000%, 7/15/2023	53,152
	Forest Laboratories, Inc.
109,000	4.375%, 2/1/2019[f]	112,785
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	207,600
	HCA, Inc.
227,936	4.750%, 5/1/2023	237,623
115,000	4.500%, 2/15/2027	115,000
	Iconix Brand Group, Inc., Convertible
240,000	1.500%, 3/15/2018	226,800
	JBS USA, LLC
290,000	5.750%, 6/15/2025[f]	292,900
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	35,181
	Land O’Lakes, Inc.
140,000	7.250%, 4/4/2027[c,f,j]	140,875
	Mead Johnson Nutrition Company
65,000	3.000%, 11/15/2020	66,247
	Medtronic Global Holdings SCA
86,000	1.700%, 3/28/2019	85,958
	Molson Coors Brewing Company
88,000	2.250%, 3/15/2020[f]	88,020
	Mylan NV
88,000	3.150%, 6/15/2021	88,368
	Pernod Ricard SA
35,000	5.750%, 4/7/2021[f]	38,926
	Perrigo Finance plc
88,000	3.500%, 12/15/2021	89,385
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	208,500
	Revlon Consumer Products Corporation
227,936	5.750%, 2/15/2021	227,651
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	35,908
	Smithfield Foods, Inc.
66,000	2.700%, 1/31/2020[f]	65,954
	Teva Pharmaceutical Finance Netherlands III BV
65,000	2.200%, 7/21/2021	62,537

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Consumer Non-Cyclical (1.2%) - continued
	TreeHouse Foods, Inc.
$200,000	4.875%, 3/15/2022	$204,500
	Valeant Pharmaceuticals International
227,936	7.250%, 7/15/2022[e,f]	194,315

	Total	4,329,823

Energy (1.3%)
	Anadarko Petroleum Corporation
60,000	8.700%, 3/15/2019	67,300
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	202,625
	BP Capital Markets plc
60,000	1.676%, 5/3/2019	59,699
44,000	2.315%, 2/13/2020	44,363
88,000	3.224%, 4/14/2024	88,028
	Buckeye Partners, LP
100,000	2.650%, 11/15/2018	100,480
	Chesapeake Energy Corporation, Convertible
274,000	5.500%, 9/15/2026[f]	283,761
	Concho Resources, Inc.
75,000	4.375%, 1/15/2025	75,469
	Contura Energy, Inc.
135,000	10.000%, 8/1/2021*	145,544
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	207,500
	Encana Corporation
66,000	3.900%, 11/15/2021	67,421
	Energy Transfer Equity, LP
290,000	5.500%, 6/1/2027	303,050
	EOG Resources, Inc.
65,000	2.625%, 3/15/2023	63,362
	EQT Corporation
88,000	8.125%, 6/1/2019	98,242
	Exxon Mobil Corporation
80,000	1.708%, 3/1/2019	80,131
	Kinder Morgan Energy Partners, LP
88,000	3.450%, 2/15/2023	86,839
	Marathon Oil Corporation
44,000	2.700%, 6/1/2020	43,685
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	66,636
	MEG Energy Corporation
273,000	6.375%, 1/30/2023[f]	243,652
	MPLX, LP
66,000	4.500%, 7/15/2023	68,632
	Nabors Industries, Inc., Convertible
170,000	0.750%, 1/15/2024[f]	158,844
	Northern Tier Energy, LLC
215,000	7.125%, 11/15/2020	223,600
	ONEOK, Inc.
64,000	7.500%, 9/1/2023	74,730
	Petrobras Global Finance BV
234,000	8.375%, 5/23/2021	264,713
	Petroleos Mexicanos
42,000	6.375%, 2/4/2021	45,559
204,000	6.500%, 3/13/2027[f]	219,453
	Sabine Pass Liquefaction, LLC
300,000	5.625%, 3/1/2025	325,216
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[f]	66,455
	Southwestern Energy Company
44,000	7.500%, 2/1/2018	45,870

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Energy (1.3%) - continued
	Sunoco Logistics Partners Operations, LP
$65,000	4.400%, 4/1/2021	$68,396
	Tesoro Corporation
150,000	4.750%, 12/15/2023[f]	154,814
	TransCanada Trust
245,000	5.300%, 3/15/2077	242,091
	Weatherford International, Ltd.
100,000	8.250%, 6/15/2023[e]	108,750
	Weatherford International, Ltd. Convertible
58,000	5.875%, 7/1/2021	74,494
	Whiting Petroleum Corporation, Convertible
190,000	1.250%, 4/1/2020	165,537
	Williams Partners, LP
88,000	4.000%, 11/15/2021	91,051

	Total	4,725,992

Financials (4.4%)
	ACE INA Holdings, Inc.
65,000	2.875%, 11/3/2022	65,516
	Air Lease Corporation
32,000	2.625%, 9/4/2018	32,266
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	333,937
	American Express Credit Corporation
43,000	2.200%, 3/3/2020	43,122
65,000	2.171%, 9/14/2020[g]	66,042
	AMG Capital Trust II, Convertible
3,650	5.150%, 10/15/2037	207,366
	Australia & New Zealand Banking Group, Ltd.
200,000	6.750%, 6/15/2026[f,j]	219,825
	BAC Capital Trust XIV
340,000	4.000%, 4/19/2017[g,j]	277,440
	Bank of America Corporation
120,000	5.700%, 5/2/2017	120,395
77,000	8.000%, 1/30/2018[j]	79,310
80,000	5.650%, 5/1/2018	83,230
88,000	5.700%, 1/24/2022	98,785
215,000	6.300%, 3/10/2026[j]	233,813
	Bank of Montreal
55,000	1.500%, 7/18/2019	54,424
	Bank of New York Mellon Corporation
88,000	2.600%, 2/7/2022	88,076
	Bank of Nova Scotia
64,000	2.700%, 3/7/2022	64,141
	Barclays plc
88,000	3.200%, 8/10/2021	88,052
	BB&T Corporation
130,000	2.050%, 6/19/2018	130,596
	Bear Stearns Companies, LLC
122,000	6.400%, 10/2/2017	124,933
	Blackstone Mortgage Trust, Inc., Convertible
332,000	5.250%, 12/1/2018	380,348
	BNP Paribas SA
84,000	2.375%, 9/14/2017	84,249
300,000	7.625%, 3/30/2021[f,j]	318,750
	Capital One Financial Corporation
172,000	3.050%, 3/9/2022	171,763
	Centene Escrow Corporation
215,000	5.625%, 2/15/2021	225,019

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Financials (4.4%) - continued
	Central Fidelity Capital Trust I
$310,000	2.022%, 4/15/2027[g]	$285,200
	Citigroup, Inc.
88,000	2.450%, 1/10/2020	88,387
88,000	2.650%, 10/26/2020	88,558
144,000	2.350%, 8/2/2021	141,752
	CNA Financial Corporation
75,000	5.750%, 8/15/2021	83,455
	Commonwealth Bank of Australia
86,000	2.250%, 3/10/2020[f]	86,048
	Credit Agricole SA
190,000	6.637%, 5/31/2017[f,j]	179,668
95,000	8.125%, 12/23/2025[f,j]	101,175
	Credit Suisse Group AG
255,000	7.500%, 12/11/2023[f,j]	276,316
	Credit Suisse Group Funding Guernsey, Ltd.
132,000	3.800%, 9/15/2022	133,880
	Credit Suisse Group Funding, Ltd.
88,000	3.125%, 12/10/2020	88,476
	DDR Corporation
66,000	3.500%, 1/15/2021	66,729
	Deutsche Bank AG
129,000	4.250%, 10/14/2021[f]	132,195
	Discover Bank
28,000	8.700%, 11/18/2019	31,801
	Discover Financial Services
47,000	6.450%, 6/12/2017	47,397
	Goldman Sachs Group, Inc.
52,000	2.625%, 1/31/2019	52,582
78,000	7.500%, 2/15/2019	85,596
64,000	2.600%, 12/27/2020	64,003
88,000	5.250%, 7/27/2021	96,519
65,000	2.209%, 11/15/2021[g]	65,745
88,000	3.000%, 4/26/2022	88,088
435,000	5.300%, 11/10/2026[j]	443,156
	Goldman Sachs Group, Inc., Convertible
1,600,000	0.500%, 9/24/2022	1,879,408
	Hartford Financial Services Group, Inc.
120,000	6.000%, 1/15/2019	128,311
	HCP, Inc.
88,000	3.750%, 2/1/2019	90,213
	Health Care REIT, Inc.
88,000	4.700%, 9/15/2017	89,156
	Hospitality Properties Trust
60,000	4.250%, 2/15/2021	62,337
	HSBC Holdings plc
88,000	6.875%, 6/1/2021[j]	93,720
	Huntington Bancshares, Inc.
80,000	3.150%, 3/14/2021	81,376
	Icahn Enterprises, LP
120,000	6.000%, 8/1/2020	123,600
75,000	6.750%, 2/1/2024[f]	77,344
	ILFC E-Capital Trust II
370,000	4.910%, 12/21/2065[f,g]	347,800
	ING Capital Funding Trust III
68,000	4.747%, 6/30/2017[g,j]	67,872
	ING Groep NV
250,000	6.875%, 4/16/2022[j]	258,750
	International Lease Finance Corporation
88,000	4.625%, 4/15/2021	92,784
88,000	5.875%, 8/15/2022	97,892

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Financials (4.4%) - continued
	Intesa Sanpaolo SPA
$30,000	3.875%, 1/16/2018	$30,405
	J.P. Morgan Chase & Company
54,000	7.900%, 4/30/2018[j]	55,957
52,000	6.300%, 4/23/2019	56,491
25,000	2.250%, 1/23/2020	25,079
90,000	2.700%, 5/18/2023	88,027
89,000	2.273%, 10/24/2023[g]	91,041
	J.P. Morgan Chase Capital XXIII
130,000	2.039%, 5/15/2047[g]	112,287
	KeyCorp
68,000	2.300%, 12/13/2018	68,390
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[f]	38,008
	Lincoln National Corporation
55,000	6.250%, 2/15/2020	60,614
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[f,j]	201,000
	MetLife, Inc.
100,000	1.903%, 12/15/2017	100,378
80,000	9.250%, 4/8/2038[f]	110,500
	MGIC Investment Corporation, Convertible
120,000	9.000%, 4/1/2063[f]	154,800
35,000	2.000%, 4/1/2020	50,991
	Mitsubishi UFJ Financial Group, Inc.
44,000	2.998%, 2/22/2022	44,399
	Morgan Stanley
106,000	6.625%, 4/1/2018	110,930
45,000	2.177%, 1/27/2020[g]	45,777
88,000	2.800%, 6/16/2020	89,056
89,000	2.210%, 1/20/2022[g]	89,873
75,000	4.875%, 11/1/2022	81,083
70,000	2.443%, 10/24/2023[g]	71,485
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	203,500
	National City Corporation
56,000	6.875%, 5/15/2019	61,498
	New York Life Global Funding
65,000	1.550%, 11/2/2018[f]	64,886
	Nomura Holdings, Inc.
56,000	2.750%, 3/19/2019	56,584
	Park Aerospace Holdings, Ltd.
260,000	5.500%, 2/15/2024[f]	270,400
	Preferred Term Securities XXIII, Ltd.
479,126	1.331%, 12/22/2036*,g	386,060
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[f]	289,838
	Realty Income Corporation
59,000	5.750%, 1/15/2021	64,945
	Regions Bank
43,000	7.500%, 5/15/2018	45,526
	Regions Financial Corporation
55,000	3.200%, 2/8/2021	55,926
	Royal Bank of Canada
87,000	2.125%, 3/2/2020	87,028
	Royal Bank of Scotland Group plc
350,000	7.640%, 9/30/2017[j]	326,375
190,000	7.500%, 8/10/2020[j]	187,388
320,000	7.648%, 9/30/2031[j]	377,600
	Simon Property Group, LP
65,000	2.500%, 9/1/2020	65,584
90,000	2.500%, 7/15/2021	89,696
	Societe Generale SA
300,000	8.000%, 9/29/2025[f,j]	306,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Financials (4.4%) - continued
	Standard Chartered plc
$400,000	2.549%, 1/30/2027[f,g,j]	$334,000
	State Street Capital Trust IV
516,000	2.131%, 6/15/2037[g]	452,145
	State Street Corporation
65,000	1.952%, 8/18/2020[g]	66,236
	Sumitomo Mitsui Banking Corporation
55,000	1.603%, 1/16/2018[g]	55,151
	SunTrust Banks, Inc.
55,000	2.900%, 3/3/2021	55,657
	Synchrony Financial
30,000	2.265%, 2/3/2020[g]	30,199
	Toronto-Dominion Bank
60,000	1.881%, 1/22/2019[g]	60,630
65,000	2.051%, 12/14/2020[g]	66,017
	UBS Group Funding Switzerland AG
79,000	3.491%, 5/23/2023[f]	79,501
	UnitedHealth Group, Inc.
65,000	3.350%, 7/15/2022	67,243
	USB Realty Corporation
340,000	2.169%, 1/15/2022[f,g,j]	289,000
	Ventas Realty, LP
64,000	3.100%, 1/15/2023	63,576
	Voya Financial, Inc.
84,000	2.900%, 2/15/2018	84,761
	Wells Fargo & Company
45,000	1.719%, 1/30/2020[g]	45,190
50,000	2.100%, 7/26/2021	49,009
89,000	2.153%, 1/24/2023[g]	89,994
60,000	2.269%, 10/31/2023[g]	61,101
	Welltower, Inc.
64,000	4.950%, 1/15/2021	68,635

	Total	16,542,887

Foreign Government (6.7%)
	Argentina Government International Bond
267,000	6.875%, 1/26/2027[f]	270,204
	Brazil Government International Bond
491,000	4.875%, 1/22/2021	516,777
700,000	2.625%, 1/5/2023	649,250
427,000	6.000%, 4/7/2026	464,149
320,000	7.125%, 1/20/2037	363,200
384,000	5.000%, 1/27/2045	341,760
270,000	5.625%, 2/21/2047[e]	261,900
	Colombia Government International Bond
320,000	4.375%, 7/12/2021	339,200
435,000	2.625%, 3/15/2023	418,144
350,000	4.000%, 2/26/2024	360,150
120,000	7.375%, 9/18/2037	153,120
300,000	5.625%, 2/26/2044	326,250
384,000	5.000%, 6/15/2045	385,152
	Croatia Government International Bond
64,000	6.750%, 11/5/2019[f]	69,684
393,000	6.625%, 7/14/2020[f]	431,317
205,000	6.000%, 1/26/2024[e,f]	227,032
	Export-Import Bank of Korea
45,000	2.250%, 1/21/2020	44,902
	Hungary Government International Bond
562,000	5.750%, 11/22/2023	635,060

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Foreign Government (6.7%) - continued
$564,000	5.375%, 3/25/2024	$627,697
	Indonesia Government International Bond
435,000	4.875%, 5/5/2021[f]	464,834
320,000	3.375%, 4/15/2023[f]	319,591
432,000	5.875%, 1/15/2024[f]	489,893
264,000	4.125%, 1/15/2025[f]	270,743
280,000	4.750%, 1/8/2026[f]	298,156
420,000	8.500%, 10/12/2035[f]	606,277
640,000	5.125%, 1/15/2045[f]	678,221
	Mexico Government International Bond
64,000	5.750%, 10/12/2110	63,680
456,000	4.000%, 10/2/2023[e]	469,680
456,000	3.600%, 1/30/2025	454,860
425,000	4.125%, 1/21/2026[e]	436,900
200,000	4.150%, 3/28/2027	203,500
128,000	6.750%, 9/27/2034	159,798
178,000	6.050%, 1/11/2040	203,365
398,000	4.750%, 3/8/2044	387,055
260,000	5.550%, 1/21/2045	280,800
238,000	4.600%, 1/23/2046	227,885
214,000	4.350%, 1/15/2047	196,880
	Panama Government International Bond
192,000	4.000%, 9/22/2024	200,400
292,000	3.750%, 3/16/2025	298,205
272,000	6.700%, 1/26/2036	342,720
	Peru Government International Bond
138,000	5.625%, 11/18/2050	164,392
150,000	4.125%, 8/25/2027[e]	161,250
330,000	8.750%, 11/21/2033	499,125
	Philippines Government International Bond
528,000	4.000%, 1/15/2021	561,261
315,000	7.750%, 1/14/2031	448,850
165,000	6.375%, 10/23/2034	219,131
140,000	5.000%, 1/13/2037	163,212
280,000	3.950%, 1/20/2040	287,867
	Romania Government International Bond
276,000	4.375%, 8/22/2023[f]	291,180
130,000	4.875%, 1/22/2024[f]	141,050
66,000	6.125%, 1/22/2044[f]	81,088
	Russia Government International Bond
288,000	3.500%, 1/16/2019[f]	295,632
1,100,000	5.000%, 4/29/2020[f]	1,173,621
408,000	4.875%, 9/16/2023[f]	437,278
200,000	4.750%, 5/27/2026[f]	208,500
363,600	7.500%, 3/31/2030[f]	437,286
507,000	5.625%, 4/4/2042[f]	557,092
	South Africa Government International Bond
65,000	5.500%, 3/9/2020	69,144
295,000	5.875%, 5/30/2022[e]	321,791
210,000	4.875%, 4/14/2026	210,945
341,000	4.300%, 10/12/2028	320,060
	Turkey Government International Bond
128,000	7.500%, 11/7/2019	140,160
476,000	7.000%, 6/5/2020	519,378
565,000	5.125%, 3/25/2022[e]	574,873
288,000	6.250%, 9/26/2022	307,526
414,000	5.750%, 3/22/2024	429,508

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Foreign Government (6.7%) - continued
$563,000	4.250%, 4/14/2026	$521,338
290,000	4.875%, 10/9/2026	279,072
387,000	6.875%, 3/17/2036	419,345
264,000	4.875%, 4/16/2043	226,372
438,000	6.625%, 2/17/2045[e]	466,487

	Total	24,872,205

Mortgage-Backed Securities (6.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
8,143	5.500%, 12/1/2017	8,206
1,180,000	3.000%, 4/1/2032[c]	1,209,951
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
10,682	9.000%, 11/1/2024	11,864
509	9.000%, 4/1/2025	576
242	8.500%, 9/1/2025	243
3,657	8.000%, 6/1/2027	4,311
714	8.500%, 7/1/2027	750
2,966	8.000%, 10/1/2027	3,367
1,585	8.000%, 8/1/2030	1,940
2,105,000	4.000%, 4/1/2047[c]	2,208,112
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
910,000	2.500%, 4/1/2032[c]	910,284
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
672	10.500%, 8/1/2020	683
3,417	9.500%, 4/1/2025	3,430
575	8.500%, 11/1/2025	635
1,108	8.500%, 5/1/2026	1,145
264	8.000%, 8/1/2026	264
642	8.000%, 11/1/2026	727
8,794	8.000%, 9/1/2027	9,894
3,013	8.000%, 12/1/2027	3,040
4,645	8.500%, 4/1/2030	5,723
6,000,000	3.000%, 4/1/2047[c]	5,950,313
7,550,000	3.500%, 4/1/2047[c]	7,723,414
4,975,000	4.000%, 4/1/2047[c]	5,218,308
1,300,000	4.500%, 4/1/2047[c]	1,393,996
	Government National Mortgage Association 30-Yr. Pass Through
1,375	9.500%, 1/15/2025	1,438
529	6.000%, 5/15/2026	598
4,727	8.500%, 6/15/2026	4,797
1,413	8.500%, 7/15/2026	1,570
5,429	8.000%, 9/15/2026	6,068
2,248	7.500%, 10/15/2026	2,437
953	9.000%, 12/15/2026	1,128
8,991	7.500%, 4/15/2027	9,913
1,740	8.000%, 6/20/2027	2,086
62	8.000%, 8/15/2027	62
6,938	7.500%, 7/15/2028	6,973
22,791	6.000%, 12/15/2028	25,951
24,765	6.000%, 6/15/2029	28,277
8,719	8.000%, 5/15/2030	8,828

	Total	24,771,302

Technology (1.0%)
	Alliance Data Systems Corporation
195,000	5.375%, 8/1/2022[f]	196,462

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Technology (1.0%) - continued
	Automatic Data Processing, Inc.
$65,000	2.250%, 9/15/2020	$65,738
	Broadcom Corporation
89,000	2.375%, 1/15/2020[f]	88,980
	Diamond 1 Finance Corporation
55,000	3.480%, 6/1/2019[f]	56,384
88,000	5.450%, 6/15/2023[f]	94,935
	Equinix, Inc.
200,000	5.750%, 1/1/2025	211,500
	Fidelity National Information Services, Inc.
109,000	1.450%, 6/5/2017	108,987
65,000	3.625%, 10/15/2020	67,537
	First Data Corporation
200,000	5.375%, 8/15/2023[f]	208,250
	Hewlett Packard Enterprise Company
111,000	3.600%, 10/15/2020	114,075
	Intel Corporation
90,000	1.700%, 5/19/2021	88,099
65,000	3.100%, 7/29/2022	66,797
	Intel Corporation, Convertible
220,000	3.479%, 12/15/2035[h]	299,475
	Iron Mountain, Inc.
122,936	6.000%, 8/15/2023	129,390
	Microchip Technology, Inc., Convertible
340,000	1.625%, 2/15/2027[f]	344,462
	Micron Technology, Inc., Convertible
110,000	2.375%, 5/1/2032	333,025
195,000	3.000%, 11/15/2043	218,522
	Microsoft Corporation
88,000	2.400%, 2/6/2022	88,519
	NXP BV
235,000	3.875%, 9/1/2022[f]	240,287
	NXP Semiconductors NV, Convertible
202,000	1.000%, 12/1/2019	233,815
	Oracle Corporation
65,000	2.500%, 5/15/2022	64,812
	Sensata Technologies BV
280,000	4.875%, 10/15/2023[f]	280,524
	Texas Instruments, Inc.
65,000	1.750%, 5/1/2020	64,493

	Total	3,665,068

Transportation (0.3%)
	Air Canada Pass Through Trust
22,330	3.875%, 3/15/2023[f]	21,772
	American Airlines Pass Through Trust
42,626	4.950%, 1/15/2023	45,338
	Avis Budget Car Rental, LLC
195,000	5.125%, 6/1/2022[e,f]	188,302
	Delta Air Lines, Inc.
58,973	4.950%, 5/23/2019	61,554
64,000	2.875%, 3/13/2020	64,522
	J.B. Hunt Transport Services, Inc.
65,000	3.300%, 8/15/2022	66,042
	Korea Expressway Corporation
93,000	1.625%, 4/28/2017[f]	92,992
	Trinity Industries, Inc., Convertible
137,000	3.875%, 6/1/2036	166,369
	United Airlines Pass Through Trust
65,000	3.700%, 12/1/2022	65,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Transportation (0.3%) - continued
	XPO Logistics, Inc.
$200,000	6.500%, 6/15/2022[f]	$210,000

	Total	982,866

Utilities (0.6%)
	Alabama Power Company
44,000	2.450%, 3/30/2022	43,542
	Ameren Corporation
65,000	2.700%, 11/15/2020	65,578
	Arizona Public Service Company
40,000	2.200%, 1/15/2020	40,089
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	96,708
	Calpine Corporation
210,000	5.375%, 1/15/2023[e]	212,625
	Consolidated Edison, Inc.
44,000	2.000%, 3/15/2020	43,945
	DTE Energy Company
96,000	2.400%, 12/1/2019	96,578
	Dynegy, Inc.
160,000	7.375%, 11/1/2022	158,800
	Edison International
43,000	2.125%, 4/15/2020	43,044
	El Paso Corporation
50,000	7.000%, 6/15/2017	50,536
	Emera U.S. Finance, LP
25,000	2.150%, 6/15/2019	24,990
	Energy Transfer Partners, LP
65,000	4.150%, 10/1/2020	67,488
	Eversource Energy
30,000	1.600%, 1/15/2018	29,980
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	55,624
65,000	2.950%, 1/15/2020	65,886
	Fortis, Inc.
60,000	2.100%, 10/4/2021[f]	58,130
	Great Plains Energy, Inc.
65,000	2.500%, 3/9/2020	65,363
	NextEra Energy Capital Holdings, Inc.
55,000	2.300%, 4/1/2019	55,331
	NiSource Finance Corporation
41,000	6.400%, 3/15/2018	42,761
	NRG Energy, Inc.
227,936	6.625%, 3/15/2023	233,207
	Pacific Gas & Electric Company
65,000	5.625%, 11/30/2017	66,736
	PG&E Corporation
57,000	2.400%, 3/1/2019	57,401
	PPL Capital Funding, Inc.
60,000	3.500%, 12/1/2022	61,356
	PSEG Power, LLC
55,000	3.000%, 6/15/2021	55,415
	Sempra Energy
100,000	6.150%, 6/15/2018	105,294
25,000	2.400%, 3/15/2020	25,088
	Southern California Edison Company
20,000	2.400%, 2/1/2022	19,920
	Southern Company
50,000	1.850%, 7/1/2019	49,724
	TransCanada Trust
255,000	5.875%, 8/15/2076	269,025

Principal Amount	Long-Term Fixed Income (31.4%)	Value
Utilities (0.6%) - continued
	Xcel Energy, Inc.
$65,000	1.200%, 6/1/2017	$64,954

	Total	2,325,118

	Total Long-Term Fixed Income (cost $115,607,200)	116,982,839

Shares	Registered Investment Companies (2.8%)	Value
Equity Funds/ETFs (1.6%)
13,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	178,527
15,400	BlackRock Resources & Commodities Strategy Trust	132,440
6,800	Guggenheim Multi-Asset Income ETF	140,694
26,480	iShares Dow Jones US Home Construction Index Fund	846,830
10,597	iShares MSCI EAFE Index Fund	660,087
43,560	Materials Select Sector SPDR Fund	2,282,980
32,130	Utilities Select Sector SPDR Fund[e]	1,648,590

	Total	5,890,148

Fixed Income Funds/ETFs (1.2%)
82,771	Aberdeen Asia-Pacific Income Fund, Inc.	413,027
7,217	First Trust High Income Long/Short Fund	120,235
2,100	iShares J.P. Morgan USD Emerging Markets Bond ETF	238,770
14,400	iShares S&P U.S. Preferred Stock Index Fund	557,280
79,271	MFS Intermediate Income Trust	341,658
63,832	Templeton Global Income Fund	424,483
21,320	Vanguard Short-Term Corporate Bond ETF	1,700,057
29,063	Western Asset Emerging Markets Debt Fund, Inc.	450,477
46,185	Western Asset High Income Opportunity Fund, Inc.	232,772

	Total	4,478,759

	Total Registered Investment Companies (cost $9,811,597)	10,368,907

Shares	Preferred Stock (1.2%)	Value
Consumer Staples (0.2%)
2,477	Bunge, Ltd., Convertible, 4.875%[j]	265,658
12,800	CHS, Inc., 7.100%[j]	365,696
426	Henkel AG & Company KGaA, 1.470%	54,603

	Total	685,957

Energy (<0.1%)
2,932	Alpha Natural Resources, Inc., 0.000%[d]	57,907
2,932	ANR Holdings, Inc., 0.000%[d]	13,927

	Total	71,834

Financials (0.8%)
3,174	Agribank FCB, 6.875%[j]	339,618
13,915	Citigroup, Inc. 6.875%[j]	394,212
2,485	Cobank ACB, 6.250%[j]	260,304
8,620	Countrywide Capital V, 7.000%	222,310
3,300	Federal National Mortgage Association, 0.000%[d,j]	21,747

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Preferred Stock (1.2%)	Value
Financials (0.8%) - continued
13,000	GMAC Capital Trust I, 6.824%[g]	$330,590
13,000	Goldman Sachs Group, Inc., 5.500%[j]	348,660
12,800	Morgan Stanley, 7.125%[j]	372,864
8,640	U.S. Bancorp, 6.500%[j]	247,622
320	Wells Fargo & Company, Convertible, 7.500%[j]	396,800

	Total	2,934,727

Health Care (0.1%)
255	Allergan plc, Convertible, 5.500%	215,953

	Total	215,953

Real Estate (0.1%)
4,050	American Tower Corporation, Convertible, 5.500%	452,385

	Total	452,385

	Total Preferred Stock (cost $4,032,210)	4,360,856

Shares	Collateral Held for Securities Loaned (2.2%)	Value
8,257,222	Thrivent Cash Management Trust	8,257,222

	Total Collateral Held for Securities Loaned (cost $8,257,222)	8,257,222

Shares or Principal Amount	Short-Term Investments (10.6%)[k]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.530%, 4/4/2017[l]	199,996
100,000	0.530%, 4/17/2017	99,973
400,000	0.690%, 4/26/2017[l]	399,824
200,000	0.755%, 5/5/2017[l]	199,870
100,000	0.790%, 6/16/2017[l]	99,846
	Thrivent Core Short-Term Reserve Fund
3,827,958	1.070%	38,279,578

	Total Short-Term Investments (cost $39,279,044)	39,279,087

	Total Investments (cost $385,670,786) 109.6%	$407,838,223

	Other Assets and Liabilities, Net (9.6%)	(35,615,671)

	Total Net Assets 100.0%	$372,222,552

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $26,360,654 or 7.1% of total net assets.

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.
i	All or a portion of the security is insured or guaranteed.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Portfolio as of March 31, 2017 was $4,303,553 or 1.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$127,026
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	145,000
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	244,167
Contura Energy, Inc., 8/1/2021	2/12/2014	181,542
Digicel, Ltd., 4/15/2021	8/19/2013	254,512
GCAT, LLC, 3/25/2047	3/22/2017	424,205
Marlette Funding Trust, 1/17/2023	7/20/2016	265,966
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	95,874
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	450,999
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	479,126
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	337,690
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	257,370
Pretium Mortgage Credit Partners I, LLC, 7/27/2031	6/17/2016	233,397
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	109,082
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	80,959
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	319,338
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	78,768
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	429,913

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of March 31, 2017:

Securities Lending Transactions
Taxable Debt Security	$4,488,996
Common Stock	3,563,301

Total lending	$8,052,297
Gross amount payable upon return of collateral for securities loaned	$8,257,222

Net amounts due to counterparty	$204,925

    Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$27,764,332
Gross unrealized depreciation	(5,596,895)

Net unrealized appreciation (depreciation)	$22,167,437

Cost for federal income tax purposes	$385,670,786

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,086,558	–	5,086,558	–
Capital Goods	3,382,320	–	3,382,320	–
Communications Services	17,123,607	–	16,738,761	384,846
Consumer Cyclical	7,417,371	–	6,852,529	564,842
Consumer Non-Cyclical	11,589,606	–	11,272,116	317,490
Energy	2,437,464	–	2,437,464	–
Financials	3,298,523	–	3,298,523	–
Technology	7,631,789	–	7,631,789	–
Transportation	822,861	–	822,861	–
Utilities	1,676,486	–	1,676,486	–
Common Stock
Consumer Discretionary	24,876,879	18,119,688	6,757,191	–
Consumer Staples	9,443,886	5,987,513	3,456,373	–
Energy	11,236,261	6,483,760	4,752,501	–
Financials	24,037,729	13,309,387	10,728,342	–
Health Care	16,557,561	13,571,479	2,986,082	–
Industrials	19,931,110	11,374,093	8,557,017	–
Information Technology	26,753,711	24,690,281	2,063,430	–
Materials	8,561,502	1,985,224	6,576,278	–
Real Estate	22,114,920	20,325,612	1,789,308	–
Telecommunications Services	1,986,622	–	1,986,622	–
Utilities	2,622,546	1,164,040	1,458,506	–
Long-Term Fixed Income
Asset-Backed Securities	6,593,183	–	6,593,183	–
Basic Materials	2,073,263	–	2,073,263	–
Capital Goods	2,429,407	–	2,429,407	–
Collateralized Mortgage Obligations	13,296,934	–	12,872,572	424,362
Communications Services	5,479,468	–	5,479,468	–
Consumer Cyclical	4,895,323	–	4,895,323	–
Consumer Non-Cyclical	4,329,823	–	4,329,823	–
Energy	4,725,992	–	4,725,992	–
Financials	16,542,887	–	14,277,419	2,265,468
Foreign Government	24,872,205	–	24,872,205	–
Mortgage-Backed Securities	24,771,302	–	24,771,302	–
Technology	3,665,068	–	3,665,068	–
Transportation	982,866	–	982,866	–
Utilities	2,325,118	–	2,325,118	–
Registered Investment Companies
Equity Funds/ETFs	5,890,148	5,890,148	–	–
Fixed Income Funds/ETFs	4,478,759	4,478,759	–	–
Preferred Stock
Consumer Staples	685,957	631,354	54,603	–
Energy	71,834	–	71,834	–
Financials	2,934,727	2,334,805	599,922	–
Health Care	215,953	215,953	–	–
Real Estate	452,385	452,385	–	–
Short-Term Investments	999,509	–	999,509	–

Subtotal Investments in Securities	$361,301,423	$131,014,481	$226,329,934	$3,957,008

Other Investments*	Total
Short-Term Investments	38,279,578
Collateral Held for Securities Loaned	8,257,222

Subtotal Other Investments	$46,536,800

Total Investments at Value	$407,838,223

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	24,648	24,648	–	–

Total Asset Derivatives	$24,648	$24,648	$–	$–

Liability Derivatives
Futures Contracts	24,840	24,840	–	–

Total Liability Derivatives	$24,840	$24,840	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $899,536 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(19)	June 2017	($2,360,244)	($2,366,688)	($6,444)
CBOT 2-Yr. U.S. Treasury Note	(23)	July 2017	(4,977,992)	(4,978,421)	(429)
CBOT 5-Yr. U.S. Treasury Note	69	July 2017	8,126,581	8,123,133	(3,448)
CBOT U.S. Long Bond	(2)	June 2017	(300,244)	(301,688)	(1,444)
CME E-mini S&P 500 Index	30	June 2017	3,551,875	3,538,800	(13,075)
CME S&P 500 Index	(18)	June 2017	(10,633,425)	(10,616,400)	17,025
CME Ultra Long Term U.S. Treasury Bond	10	June 2017	1,598,627	1,606,250	7,623
Total Futures Contracts					($192)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$6,483,360	$28,407,567	$26,633,705	8,257,222	$8,257,222	$10,008
Core Short-Term Reserve Fund	40,236,638	47,015,847	48,972,907	3,827,958	38,279,578	91,764
Total Value and Income Earned	$46,719,998				$46,536,800	$101,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (13.1%)[a]	Value
Basic Materials (1.1%)
	Alpha 3 BV, Term Loan
$305,000	4.147%, 1/31/2024	$305,573
	Arch Coal, Inc., Term Loan
535,000	5.000%, 2/28/2024[b,c]	533,828
	Chemours Company, Term Loan
435,000	0.000%, 5/12/2022[b,c]	437,175
653,376	6.000%, 5/12/2022	656,642
	Contura Energy, Inc., Term Loan
985,000	6.000%, 2/23/2024	972,688
	Fortescue Metals Group, Ltd., Term Loan
452,205	3.750%, 6/30/2019	454,539
	Ineos Finance, LLC, Term Loan
1,605,000	0.000%, 3/31/2022[b,c]	1,612,736
	Peabody Energy Corporation, Term Loan
285,000	0.000%, 2/7/2022[b,c]	284,644
	Tronox Pigments BV, Term Loan
1,216,664	4.647%, 3/19/2020	1,223,258

	Total	6,481,083

Capital Goods (0.8%)
	Advanced Disposal Services, Inc., Term Loan
598,537	3.698%, 11/10/2023	601,656
	Berry Plastics Corporation, Term Loan
350,000	3.524%, 1/19/2024	352,089
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,850,000	5.030%, 11/30/2023	1,867,353
	Reynolds Group Holdings, Inc., Term Loan
447,753	3.982%, 2/5/2023	449,293
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,270,000	0.000%, 5/15/2022[b,c]	1,270,000

	Total	4,540,391

Communications Services (4.0%)
	Altice Financing SA, Term Loan
495,000	0.000%, 6/22/2025[b,c]	495,000
	Altice US Finance I Corporation, Term Loan
274,312	3.982%, 1/15/2025	273,799
620,000	0.000%, 7/14/2025[b,c]	619,033
	Atlantic Broadband Penn, LLC, Term Loan
103,507	3.482%, 11/30/2019	103,740
	Beasley Broadcast Group, Inc., Term Loan
478,472	7.000%, 11/1/2023	484,452
	Birch Communication Inc., Term Loan
636,002	8.400%, 7/17/2020	559,682
	CBS Radio, Inc., Term Loan
343,201	4.500%, 10/17/2023	345,631
	Cengage Learning Acquisitions, Term Loan
1,181,075	5.250%, 6/7/2023	1,123,864
	Charter Communications Operating, LLC, Term Loan
49,870	2.990%, 7/1/2020	49,981
49,870	2.990%, 1/3/2021	49,970

Principal Amount	Bank Loans (13.1%)[a]	Value
Communications Services (4.0%) - continued
	Cincinnati Bell, Inc., Term Loan
$402,775	4.000%, 9/10/2020	$404,486
	CommScope, Inc., Term Loan
771,760	3.482%, 12/29/2022	776,823
	CSC Holdings, LLC, Term Loan
574,219	3.943%, 10/11/2024	572,605
825,000	0.000%, 7/15/2025[b,c]	823,762
	FairPoint Communications, Inc., Term Loan
891,504	7.500%, 2/14/2019	895,070
	Gray Television, Inc., Term Loan
498,750	3.334%, 2/7/2024	500,830
	Hargray Communications Group, Inc., Term Loan
952,149	4.897%, 6/26/2019	955,719
	Hargray Merger Subsidiary Corporation, Term Loan
395,000	0.000%, 6/24/2024[b,c]	395,616
	Intelsat Jackson Holdings SA, Term Loan
331,029	3.887%, 6/30/2019	323,766
	Level 3 Financing, Inc., Term Loan
1,600,000	3.227%, 2/22/2024	1,602,000
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	4.523%, 1/7/2022	721,679
	LTS Buyer, LLC, Term Loan
1,152,936	4.397%, 4/13/2020	1,157,260
	McGraw-Hill Global Education Holdings, LLC, Term Loan
992,500	5.000%, 5/4/2022	980,372
	Mediacom Illinois, LLC, Term Loan
440,000	3.200%, 2/15/2024	441,835
	NEP/NCP Holdco, Inc., Term Loan
1,492,708	4.250%, 1/22/2020	1,492,081
	Numericable US, LLC, Term Loan
452,272	5.289%, 1/15/2024	452,593
	SBA Senior Finance II, LLC, Term Loan
461,937	3.240%, 3/24/2021	462,773
88,425	3.240%, 6/10/2022	88,425
	SFR Group SA, Term Loan
450,000	0.000%, 3/22/2025[b,c]	448,173
	Sprint Communications, Inc., Term Loan
1,820,000	3.500%, 2/2/2024	1,818,708
	TNS, Inc., Term Loan
339,708	5.000%, 2/14/2020	341,832
	Univision Communications, Inc., Term Loan
872,976	3.750%, 3/15/2024	867,153
	Virgin Media Bristol, LLC, Term Loan
905,000	3.662%, 1/31/2025	906,982
	WideOpenWest Finance, LLC, Term Loan
1,044,750	4.554%, 8/18/2023	1,049,389
	Zayo Group, LLC, Term Loan
405,750	3.500%, 1/13/2024[b,c]	407,158
834,250	3.500%, 1/19/2024	837,145

	Total	23,829,387

Consumer Cyclical (1.4%)
	Amaya Holdings BV, Term Loan
1,311,706	4.647%, 8/1/2021	1,313,897

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (13.1%)[a]	Value
Consumer Cyclical (1.4%) - continued
	Boyd Gaming Corporation, Term Loan
$415,000	0.000%, 9/15/2023[b,c]	$417,009
	Burlington Coat Factory Warehouse Corporation, Term Loan
506,238	3.700%, 8/13/2021	507,660
	Ceridian HCM Holding, Inc., Term Loan
282,821	4.540%, 9/15/2020	280,347
	Eldorado Resorts, Inc., Term Loan
420,000	0.000%, 3/16/2024[b,c]	418,950
	Four Seasons Holdings, Inc., Term Loan
708,225	4.147%, 11/30/2023	715,307
	Golden Nugget, Inc., Term Loan
138,206	4.540%, 11/21/2019	140,021
	Golden Nugget, Inc., Term Loan Delayed Draw
59,231	4.500%, 11/21/2019	60,009
	IMG Worldwide, Inc., Term Loan
266,667	8.290%, 5/6/2022	269,333
	Michaels Stores, Inc., Term Loan
551,394	3.750%, 1/30/2023	549,558
	Mohegan Tribal Gaming Authority, Term Loan
997,500	5.500%, 10/13/2023	998,537
	Scientific Games International, Inc., Term Loan
2,115,000	4.846%, 10/1/2021	2,141,099
	Seminole Hard Rock Entertainment, Inc., Term Loan
306,755	3.897%, 5/14/2020	308,034
	Seminole Indian Tribe of Florida, Term Loan
432,000	3.397%, 4/29/2020	432,540

	Total	8,552,301

Consumer Non-Cyclical (2.5%)
	Air Medical Group Holdings, Inc., Term Loan
684,825	5.000%, 4/28/2022	685,113
	Albertson’s, LLC, Term Loan
531,767	4.401%, 12/21/2022	534,926
964,483	4.302%, 6/22/2023	969,305
	Berry Plastics Corporation, Term Loan
1,125,000	3.108%, 2/8/2020	1,131,154
410,000	3.108%, 1/6/2021	411,845
	CHS/Community Health Systems, Inc., Term Loan
150,127	3.798%, 12/31/2019	149,086
1,312,933	4.048%, 1/27/2021	1,294,224
	Endo Luxembourg Finance I Company SARL, Term Loan
592,500	4.000%, 9/26/2022	591,594
	Grifols Worldwide Operations USA, Inc., Term Loan
760,000	3.194%, 1/31/2025	760,965
	Hanesbrands, Inc., Term Loan
382,350	3.482%, 4/29/2022	384,835
	JBS USA LUX SA, Term Loan
1,535,000	3.289%, 10/30/2022	1,539,805
	Libbey Glass, Inc., Term Loan
281,572	3.854%, 4/9/2021	282,980
	MultiPlan, Inc., Term Loan
1,413,761	4.897%, 6/7/2023	1,430,924

Principal Amount	Bank Loans (13.1%)[a]	Value
Consumer Non-Cyclical (2.5%) - continued
	Ortho-Clinical Diagnostics, Inc., Term Loan
$991,017	4.750%, 6/30/2021	$984,823
	PetSmart, Inc., Term Loan
452,696	4.020%, 3/11/2022	431,759
	Sterigenics-Nordion Holdings, LLC, Term Loan
423,550	4.397%, 5/15/2022	423,550
	Valeant Pharmaceuticals International, Inc., Term Loan
2,835,491	5.570%, 4/1/2022[b,c]	2,841,757

	Total	14,848,645

Energy (0.4%)
	Energy Solutions, LLC, Term Loan
336,104	6.750%, 5/29/2020	339,324
	Exgen Renewables I, LLC, Term Loan
342,948	5.272%, 2/8/2021	344,663
	Houston Fuel Oil Terminal, LLC, Term Loan
494,924	4.400%, 8/19/2021	492,449
	McJunkin Red Man Corporation, Term Loan
235,762	5.000%, 11/8/2019	236,941
	MEG Energy Corporation, Term Loan
490,000	4.540%, 12/31/2023	489,726
	Pacific Drilling SA, Term Loan
577,500	4.625%, 6/3/2018	263,484
	Western Refining, Inc., Term Loan
296,174	5.250%, 11/12/2020	296,174
148,500	5.500%, 6/23/2023	148,500

	Total	2,611,261

Financials (0.8%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
705,000	0.000%, 7/20/2020[b,c]	714,109
	Colorado Buyer, Inc., Term Loan
220,000	0.000%, 3/15/2024[b,c]	221,100
135,000	0.000%, 3/15/2025[b,c]	135,506
	Delos Finance SARL, Term Loan
725,000	3.397%, 10/6/2023	732,431
	DJO Finance, LLC, Term Loan
295,500	4.250%, 6/7/2020	285,465
	Gartner, Inc., Term Loan
200,000	0.000%, 3/16/2024[b,c]	201,500
	MoneyGram International, Inc., Term Loan
828,473	4.397%, 3/27/2020	827,438
	Sable International Finance, Ltd., Term Loan
1,035,000	5.732%, 12/30/2022	1,042,328
	TransUnion, LLC, Term Loan
603,447	3.482%, 4/9/2023	606,844

	Total	4,766,721

Technology (1.5%)
	Accudyne Industries, LLC, Term Loan
479,383	4.147%, 12/13/2019	449,024
	Dell International, LLC, Term Loan
294,000	3.490%, 9/7/2023	294,979
	First Data Corporation, Term Loan
1,798,310	3.984%, 3/24/2021	1,811,473
526,227	3.984%, 7/8/2022	530,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (13.1%)[a]	Value
Technology (1.5%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$682,360	7.147%, 12/31/2021	$687,819
492,085	6.647%, 2/9/2022	495,160
	Micron Technologies, Inc., Term Loan
531,385	4.740%, 4/26/2022	533,214
	ON Semiconductor Corporation, Term Loan
288,176	0.000%, 3/31/2023[b,c]	289,317
	Rackspace Hosting, LLC, Term Loan
882,788	4.535%, 11/3/2023	888,181
	RP Crown Parent, LLC, Term Loan
758,100	4.500%, 10/12/2023	762,368
	Western Digital Corporation, Term Loan
1,615,950	3.732%, 4/29/2023	1,623,804
	Xerox Business Services, LLC, Term Loan
862,838	6.334%, 12/7/2023	871,682

	Total	9,237,084

Transportation (0.2%)
	OSG Bulk Ships, Inc., Term Loan
557,652	5.290%, 8/5/2019	552,076
	XPO Logistics, Inc., Term Loan
765,000	3.108%, 11/1/2021	766,790

	Total	1,318,866

Utilities (0.4%)
	Calpine Corporation, Term Loan
475,000	2.740%, 12/31/2019	474,012
646,709	3.900%, 1/15/2024	649,134
	Intergen NV, Term Loan
448,837	5.650%, 6/12/2020	446,032
	Talen Energy Supply, LLC, Term Loan
515,852	6.060%, 12/6/2023[b,c]	519,076

	Total	2,088,254

	Total Bank Loans (cost $78,249,561)	78,273,993

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Asset-Backed Securities (3.8%)
	Asset Backed Securities Corporation Home Equity Loan Trust
	1.122%, 7/25/2036, Ser.
541,699	2006-HE5, Class A4[d]	501,460
	1.142%, 11/25/2036, Ser.
532,263	2006-HE6, Class A4[d]	510,056
	Bayview Opportunity Master Fund Trust
	3.623%, 4/28/2030, Ser.
189,835	2015-3, Class A1[e]	190,849
	3.228%, 7/28/2034, Ser.
323,031	2014-18NP, Class A*,f	322,460
	3.721%, 7/28/2035, Ser.
663,461	2015-NPLA, Class Ae,f	664,255
	Citi Held For Asset Issuance
	4.480%, 8/15/2022, Ser.
868,992	2016-MF1, Class A*	879,729
	GSAA Home Equity Trust
	1.252%, 7/25/2037, Ser.
1,223,519	2007-7, Class A4[d]	1,111,759

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Asset-Backed Securities (3.8%) - continued
	J.P. Morgan Mortgage Acquisition Trust
	4.451%, 3/25/2047, Ser.
$1,350,987	2007-HE1, Class AF4[f]	$1,009,313
	Lehman XS Trust
	5.440%, 8/25/2035, Ser.
1,055,384	2005-2, Class 2A3Bf	908,871
	Mariner Finance Issuance Trust
	3.620%, 2/20/2029, Ser.
1,000,000	2017-AA, Class A*	1,005,101
	Marlette Funding Trust
	3.060%, 1/17/2023, Ser.
1,034,622	2016-1A, Class A*	1,037,960
	2.827%, 3/15/2024, Ser.
1,250,000	2017-AA, Class Ae	1,251,885
	Merrill Lynch Mortgage Investors Trust
	2.841%, 6/25/2035, Ser.
974,168	2005-A5, Class M1	680,798
	Murray Hill Marketplace Trust
	4.190%, 11/25/2022, Ser.
287,629	2016-LC1, Class A*	289,880
	NCF Dealer Floorplan Master Trust
	4.228%, 3/21/2022, Ser.
750,000	2016-1A, Class A*,d	745,195
	NRZ Advance Receivables Trust Advance Receivables Backed
	2.751%, 6/15/2049, Ser.
1,300,000	2016-T1, Class AT1*	1,287,707
	Preston Ridge Partners Mortgage Trust, LLC
	4.000%, 9/27/2021, Ser.
842,301	2016-1A, Class A1*,f	838,564
	4.250%, 1/25/2022, Ser.
1,061,310	2017-1A, Class A1*,f	1,064,360
	Renaissance Home Equity Loan Trust
	5.746%, 5/25/2036, Ser.
322,291	2006-1, Class AF6[f]	211,770
	5.797%, 8/25/2036, Ser.
888,450	2006-2, Class AF3[f]	537,280
	SoFi Consumer Loan Program, LLC
	3.050%, 12/26/2025, Ser.
1,145,901	2016-3, Class Ae	1,146,449
	3.280%, 1/26/2026, Ser.
844,815	2017-1, Class Ae	848,786
	US Residential Opportunity Fund Trust
	3.475%, 7/27/2036, Ser.
1,049,255	2016-1III, Class A*,f	1,043,854
	Vericrest Opportunity Loan Transferee
	3.375%, 10/25/2058, Ser.
738,764	2015-NPL3, Class A1*,f	735,868
	3.500%, 6/26/2045, Ser.
606,031	2015-NPL8, Class A1[e,f]	608,254
	3.625%, 7/25/2045, Ser.
455,261	2015-NP10, Class A1[e,f]	456,361
	3.500%, 7/25/2046, Ser.
1,022,331	2016-NPL8, Class A1[e,f]	1,027,819
	3.500%, 2/25/2047, Ser.
1,181,158	2017-NPL1, Class A1[e,f]	1,176,878
	3.500%, 2/25/2055, Ser.
199,525	2015-NPL4, Class A1*,f	200,660

	Total	22,294,181

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Basic Materials (0.9%)
	Alcoa Nederland Holding BV
$325,000	6.750%, 9/30/2024[e]	$348,562
	ArcelorMittal SA
730,000	6.250%, 3/1/2021	788,400
	BWAY Holding Company
340,000	5.500%, 4/15/2024[c,e]	342,550
	Dow Chemical Company
64,000	8.550%, 5/15/2019	72,545
	First Quantum Minerals, Ltd.
322,000	7.000%, 2/15/2021[e]	331,660
	Kinross Gold Corporation
108,000	5.125%, 9/1/2021	112,455
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	67,401
	Newmont Mining Corporation, Convertible
670,000	1.625%, 7/15/2017	671,256
	Peabody Securities Finance Corporation
745,000	6.375%, 3/31/2025[e]	737,550
	RPM International, Inc., Convertible
560,000	2.250%, 12/15/2020	673,750
	Steel Dynamics, Inc.
645,000	5.000%, 12/15/2026[e]	653,063
	Vale Overseas, Ltd.
108,000	5.875%, 6/10/2021	115,735
162,000	6.250%, 8/10/2026	175,973
	Xstrata Finance Canada, Ltd.
163,000	4.950%, 11/15/2021[e]	175,029

	Total	5,265,929

Capital Goods (1.7%)
	AECOM
945,000	5.875%, 10/15/2024	1,004,062
	Bombardier, Inc.
725,000	7.500%, 3/15/2025[e]	744,937
	Building Materials Corporation of America
785,000	6.000%, 10/15/2025[e]	810,513
	Cemex SAB de CV
775,000	5.700%, 1/11/2025[e]	802,125
	Cintas Corporation No. 2
162,000	2.900%, 4/1/2022	163,871
	CNH Industrial Capital, LLC
965,000	4.375%, 11/6/2020	997,569
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	746,425
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	470,475
	General Electric Company
545,000	5.000%, 1/21/2021[g]	574,294
	Ingersoll-Rand Luxembourg Finance SA
190,000	2.625%, 5/1/2020	191,752
	L3 Technologies, Inc.
280,000	4.950%, 2/15/2021	300,836
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	70,474
	Owens-Brockway Glass Container, Inc.
980,000	5.000%, 1/15/2022[e]	1,008,175
	Reynolds Group Issuer, Inc.
1,125,000	5.125%, 7/15/2023[e]	1,155,938

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Capital Goods (1.7%) - continued
	Rockwell Collins, Inc.
$162,000	1.950%, 7/15/2019[c]	$162,105
	Roper Technologies, Inc.
270,000	2.800%, 12/15/2021	270,275
	Standard Industries, Inc.
185,000	5.500%, 2/15/2023[e]	189,163
	Textron, Inc.
137,000	7.250%, 10/1/2019	153,214
	United Rentals North America, Inc.
780,000	5.500%, 7/15/2025	803,400

	Total	10,619,603

Collateralized Mortgage Obligations (10.5%)
	Adjustable Rate Mortgage Trust
	2.860%, 11/25/2035, Ser.
882,026	2005-9, Class 1A4	770,435
	Alternative Loan Trust
	5.500%, 5/25/2035, Ser.
205,225	2005-J3, Class 2A13	204,557
	6.000%, 6/25/2036, Ser.
801,778	2006-24CB, Class A9	681,351
	American Home Mortgage Assets Trust
	1.172%, 12/25/2046, Ser.
1,329,112	2006-6, Class A1Ad	1,013,778
	1.172%, 6/25/2047, Ser.
1,301,157	2007-5, Class A1[d]	951,125
	American Home Mortgage Investment Trust
	6.750%, 12/25/2036, Ser.
1,365,772	2006-3, Class 3A2	587,032
	Angel Oak Mortgage Trust
	4.500%, 11/25/2045, Ser.
390,367	2015-1, Class A*,f	391,816
	Banc of America Alternative Loan Trust
	1.482%, 4/25/2035, Ser.
312,171	2005-3, Class 1CB1[d]	240,416
	6.000%, 11/25/2035, Ser.
779,933	2005-10, Class 3CB1	685,986
	Banc of America Funding Corporation
	3.754%, 5/20/2036, Ser.
244,097	2006-D, Class 6A1	213,807
	Bayview Opportunity Master Fund Trust
	3.475%, 7/28/2031, Ser.
625,532	2016-RPL3, Class A1[e]	623,382
	BCAP, LLC Trust
	1.162%, 3/25/2037, Ser.
1,034,270	2007-AA1, Class 2A1[d]	968,176
	Bear Stearns Adjustable Rate Mortgage Trust
	2.830%, 10/25/2035, Ser.
166,046	2005-9, Class A1[d]	159,501
	3.184%, 2/25/2036, Ser.
187,476	2005-12, Class 11A1	160,077
	Bear Stearns ALT-A Trust
	5.212%, 7/25/2035, Ser.
1,013,298	2005-5, Class 25A1	801,940
	Citicorp Mortgage Securities Trust
	6.000%, 5/25/2037, Ser.
290,125	2007-4, Class 1A5	287,850
	Citigroup Mortgage Loan Trust, Inc.
	5.500%, 11/25/2035, Ser.
279,196	2005-9, Class 21A2	269,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Collateralized Mortgage Obligations (10.5%) - continued
	3.663%, 3/25/2037, Ser.
$596,158	2007-AR4, Class 2A1A	$469,690
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
382,760	2007-A4, Class 1A5	327,293
	COLT Mortgage Loan Trust
	2.750%, 9/25/2046, Ser.
849,718	2016-2, Class A1*	855,849
	Countrywide Alternative Loan Trust
	1.382%, 2/25/2035, Ser.
184,194	2005-J1, Class 5A1[d]	170,291
	2.508%, 10/25/2035, Ser.
621,611	2005-43, Class 1A1	526,776
	3.079%, 10/25/2035, Ser.
437,961	2005-43, Class 4A1	352,992
	5.500%, 2/25/2036, Ser.
305,109	2005-85CB, Class 2A2	282,449
	6.000%, 4/25/2036, Ser.
169,284	2006-4CB, Class 1A1	140,465
	6.500%, 8/25/2036, Ser.
444,818	2006-23CB, Class 2A3	293,427
	6.000%, 1/25/2037, Ser.
141,413	2006-39CB, Class 1A16	134,876
	5.500%, 5/25/2037, Ser.
629,537	2007-8CB, Class A1	529,955
	Countrywide Home Loan Mortgage Pass Through Trust
	3.194%, 11/25/2035, Ser.
857,025	2005-22, Class 2A1	729,325
	3.179%, 2/20/2036, Ser.
324,756	2005-HY10, Class 5A1	267,716
	CSMC Mortgage-Backed Trust
	5.500%, 3/25/2037, Ser.
747,388	2007-2, Class 3A4	680,473
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	1.182%, 11/25/2035, Ser.
236,565	2005-5, Class 2A1[d]	132,786
	5.500%, 11/25/2035, Ser.
492,465	2005-5, Class 1A4	495,443
	1.408%, 4/25/2047, Ser.
716,668	2007-OA2, Class A1[d]	608,160
	1.202%, 8/25/2047, Ser.
1,135,029	2007-OA5, Class A1Bd	937,889
	Federal Home Loan Mortgage Corporation
	2.500%, 12/15/2022, Ser.
4,301,867	4155, Class AIh	226,178
	2.500%, 5/15/2027, Ser.
1,471,268	4106, Class HIh	107,105
	2.500%, 2/15/2028, Ser.
1,751,959	4162, Class AIh	146,414
	2.500%, 3/15/2028, Ser.
5,587,028	4177, Class EIh	492,261
	3.000%, 4/15/2028, Ser.
2,853,130	4193, Class AIh	261,056
	3.000%, 2/15/2033, Ser.
2,566,911	4170, Class IGh	304,715
	Federal National Mortgage Association
	2.500%, 2/25/2028, Ser.
2,448,773	2013-46, Class CIh	211,430
	3.000%, 4/25/2028, Ser.
2,002,489	2013-30, Class DIh	200,292

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Collateralized Mortgage Obligations (10.5%) - continued
	3.500%, 1/25/2033, Ser.
$2,309,270	2012-150, Class YIh	$308,638
	First Horizon Alternative Mortgage Securities Trust
	3.135%, 3/25/2035, Ser.
655,334	2005-AA2, Class 1A1	613,916
	3.092%, 7/25/2035, Ser.
700,658	2005-AA5, Class 2A1	667,936
	6.000%, 8/25/2036, Ser.
696,222	2006-FA4, Class 1A4[d]	578,791
	First Horizon Mortgage Pass-Through Trust
	3.024%, 8/25/2037, Ser.
686,218	2007-AR2, Class 1A2	545,690
	GCAT, LLC
	3.375%, 3/25/2047, Ser.
1,225,000	2017-1, Class A1*,f	1,223,163
	GMAC Mortgage Corporation Loan Trust
	3.542%, 5/25/2035, Ser.
1,138,795	2005-AR2, Class 4A	1,062,309
	Government National Mortgage Association
	4.000%, 1/16/2027, Ser.
2,122,032	2012-3, Class IOh	205,716
	Greenpoint Mortgage Funding Trust
	0.978%, 10/25/2045, Ser.
568,147	2005-AR4, Class G41Bd	482,687
	HarborView Mortgage Loan Trust
	3.163%, 7/19/2035, Ser.
1,160,949	2005-4, Class 3A1	1,022,916
	IndyMac IMJA Mortgage Loan Trust
	6.250%, 11/25/2037, Ser.
636,419	2007-A3, Class A1	506,224
	IndyMac INDX Mortgage Loan Trust
	3.260%, 10/25/2035, Ser.
892,681	2005-AR19, Class A1	729,368
	1.622%, 7/25/2045, Ser.
794,742	2005-16IP, Class A1[d]	667,780
	J.P. Morgan Alternative Loan Trust
	6.500%, 3/25/2036, Ser.
867,750	2006-S1, Class 1A19	753,567
	J.P. Morgan Mortgage Trust
	6.500%, 1/25/2035, Ser.
171,254	2005-S1, Class 1A2	161,797
	3.253%, 8/25/2035, Ser.
638,118	2005-A5, Class 1A2	636,102
	3.304%, 2/25/2036, Ser.
955,234	2006-A1, Class 2A2	887,733
	3.162%, 10/25/2036, Ser.
913,430	2006-A6, Class 1A2	835,524
	1.362%, 1/25/2037, Ser.
620,601	2006-S4, Class A8[d]	341,461
	3.319%, 1/25/2037, Ser.
473,452	2006-A7, Class 2A2	434,912
	6.250%, 8/25/2037, Ser.
356,376	2007-S3, Class 1A10	261,542
	Lehman Mortgage Trust
	1.732%, 12/25/2035, Ser.
362,307	2005-2, Class 3A1[d]	270,303
	Master Asset Securitization Trust
	1.482%, 6/25/2036, Ser.
453,312	2006-2, Class 2A2[d]	227,153

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Collateralized Mortgage Obligations (10.5%) - continued
	MASTR Alternative Loans Trust
	6.500%, 7/25/2034, Ser.
$176,824	2004-6, Class 6A1	$180,510
	1.432%, 12/25/2035, Ser.
356,785	2005-6, Class 2A1[d]	170,804
	Merrill Lynch Alternative Note Asset Trust
	6.000%, 3/25/2037, Ser.
507,657	2007-F1, Class 2A1	387,754
	Mill City Mortgage Loan Trust
	2.750%, 11/25/2058, Ser.
1,250,000	2017-1, Class A1[e]	1,244,081
	Morgan Stanley Mortgage Loan Trust
	3.179%, 11/25/2035, Ser.
390,240	2005-6AR, Class 5A1	280,542
	MortgageIT Trust
	1.242%, 12/25/2035, Ser.
681,539	2005-5, Class A1[d]	631,342
	New Century Alternative Mortgage Loan Trust
	6.167%, 7/25/2036, Ser.
932,566	2006-ALT1, Class AF6[f]	531,644
	Pretium Mortgage Credit Partners I, LLC
	4.000%, 7/27/2031, Ser.
933,587	2016-NPL4, Class A*,f	934,966
	Pretium Mortgage Credit Partners, LLC
	4.375%, 11/27/2030, Ser.
983,095	2015-NPL4, Class A1*,f	986,113
	3.500%, 4/29/2031, Ser.
1,100,000	2017-NPL1, Class A1*,c,f,i	1,100,000
	Residential Accredit Loans, Inc. Trust
	4.099%, 9/25/2035, Ser.
1,321,426	2005-QA10, Class A31	1,116,163
	5.750%, 9/25/2035, Ser.
527,137	2005-QS13, Class 2A3	469,506
	6.000%, 4/25/2036, Ser.
759,663	2006-QS4, Class A2	653,182
	6.000%, 1/25/2037, Ser.
626,801	2007-QS1, Class 1A1	544,310
	5.750%, 4/25/2037, Ser.
1,071,982	2007-QS6, Class A28	941,630
	6.250%, 4/25/2037, Ser.
656,881	2007-QS6, Class A6	588,115
	6.000%, 6/25/2037, Ser.
275,124	2007-QS8, Class A10	233,333
	1.172%, 7/25/2037, Ser.
1,154,782	2007-QH6, Class A1[d]	990,012
	Residential Asset Securitization Trust
	6.236%, 8/25/2022, Ser.
750,150	2007-A8, Class 3A1	639,286
	5.500%, 4/25/2035, Ser.
401,983	2005-A1, Class A3	402,602
	1.362%, 8/25/2037, Ser.
770,593	2007-A8, Class 2A3[d]	192,113
	Residential Funding Mortgage Security I Trust
	5.977%, 12/25/2032, Ser.
619,330	2003-S12, Class M1	656,878
	5.750%, 2/25/2036, Ser.
586,822	2006-S2, Class A1	544,742
	6.000%, 7/25/2037, Ser.
792,345	2007-S7, Class A20	730,153

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Collateralized Mortgage Obligations (10.5%) - continued
	Sequoia Mortgage Trust
	3.403%, 9/20/2046, Ser.
$1,504,187	2007-1, Class 4A1	$1,227,878
	Structured Adjustable Rate Mortgage Loan Trust
	3.464%, 12/25/2034, Ser.
155,684	2004-18, Class 5A	152,200
	3.129%, 7/25/2035, Ser.
548,042	2005-15, Class 4A1	469,195
	3.438%, 9/25/2035, Ser.
306,681	2005-18, Class 1A1	251,231
	Structured Asset Mortgage Investments, Inc.
	1.292%, 12/25/2035, Ser.
1,282,850	2005-AR4, Class A1[d]	1,044,228
	Sunset Mortgage Loan Company, LLC
	4.459%, 9/18/2045, Ser.
485,755	2015-NPL1, Class A*,f	486,133
	3.844%, 7/16/2047, Ser.
327,246	2016-NPL1, Class A*,f	328,017
	Suntrust Alternative Loan Trust
	5.750%, 12/25/2035, Ser.
604,753	2005-1F, Class 2A5	577,934
	WaMu Mortgage Pass Through Certificates
	2.849%, 8/25/2036, Ser.
930,093	2006-AR8, Class 3A2	837,887
	2.662%, 11/25/2036, Ser.
519,950	2006-AR14, Class 1A1	463,303
	2.497%, 1/25/2037, Ser.
1,052,272	2006-AR18, Class 1A1	937,569
	2.858%, 8/25/2046, Ser.
95,874	2006-AR8, Class 1A1	86,737
	1.558%, 9/25/2046, Ser.
467,363	2006-AR11, Class 3A1Ad	391,311
	1.598%, 9/25/2046, Ser.
1,375,265	2006-AR11, Class 1Ad	1,133,343
	1.518%, 10/25/2046, Ser.
1,321,144	2006-AR13, Class 1Ad	1,152,749
	1.434%, 12/25/2046, Ser.
1,256,719	2006-AR17, Class 1Ad	1,058,093
	1.866%, 3/25/2047, Ser.
505,651	2007-OA2, Class 2Ad	407,487
	Washington Mutual Mortgage Pass Through Certificates
	1.582%, 6/25/2035, Ser.
405,883	2005-4, Class 5A5[d]	333,901
	6.000%, 11/25/2035, Ser.
637,105	2005-10, Class 2A9	585,852
	7.000%, 4/25/2037, Ser.
926,618	2007-2, Class 1A1	513,529
	Washington Mutual Mortgage Pass Through Certificates Trust
	7.000%, 2/25/2036, Ser.
911,430	2006-1, Class 2CB1	660,735
	1.388%, 2/25/2047, Ser.
935,536	2007-OA3, Class 2Ad	701,326
	Wells Fargo Mortgage Backed Securities Trust
	3.103%, 7/25/2036, Ser.
938,063	2006-AR10, Class 2A1	920,066
	6.000%, 7/25/2037, Ser.
292,510	2007-8, Class 1A16	289,033

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Collateralized Mortgage Obligations (10.5%) - continued
	6.000%, 11/25/2037, Ser.
$402,600	2007-15, Class A1	$398,667

	Total	62,879,698

Commercial Mortgage-Backed Securities (0.1%)
	Greenwich Capital Commercial Funding Corporation
	5.867%, 12/10/2049, Ser.
650,000	2007-GG11, Class AM	657,693
	Morgan Stanley Capital, Inc.
	5.406%, 3/15/2044, Ser.
222,573	2007-IQ13, Class AM	222,101

	Total	879,794

Communications Services (3.3%)
	Altice US Finance I Corporation
725,000	5.500%, 5/15/2026[e]	744,938
	AMC Networks, Inc.
1,080,000	5.000%, 4/1/2024	1,081,350
	American Tower Corporation
60,000	2.800%, 6/1/2020	60,425
98,000	3.450%, 9/15/2021	99,757
	AT&T, Inc.
104,000	5.875%, 10/1/2019	113,213
108,000	5.200%, 3/15/2020	116,661
65,000	2.082%, 6/30/2020[d]	65,760
380,000	2.800%, 2/17/2021	381,095
	CCO Holdings, LLC
1,000,000	5.875%, 4/1/2024[e]	1,055,000
	CenturyLink, Inc.
400,000	6.450%, 6/15/2021	424,956
	Charter Communications Operating, LLC
245,000	3.579%, 7/23/2020	252,135
35,000	4.464%, 7/23/2022	36,859
	Clear Channel Worldwide Holdings, Inc.
1,070,000	6.500%, 11/15/2022	1,110,788
	Columbus International, Inc.
750,000	7.375%, 3/30/2021[e]	803,437
	Comcast Corporation
216,000	1.625%, 1/15/2022	207,108
	Crown Castle International Corporation
140,000	3.400%, 2/15/2021	142,396
800,000	5.250%, 1/15/2023	872,880
	CSC Holdings, LLC
80,000	5.500%, 4/15/2027[e]	81,300
	Digicel, Ltd.
760,000	6.000%, 4/15/2021*	690,650
	DISH Network Corporation, Convertible
754,000	3.375%, 8/15/2026[e]	910,926
	Frontier Communications Corporation
970,000	8.875%, 9/15/2020	1,023,350
	Hughes Satellite Systems Corporation
513,000	6.500%, 6/15/2019	555,271
	Level 3 Communications, Inc.
475,000	5.375%, 1/15/2024	486,281
	Level 3 Escrow II, Inc.
400,000	5.375%, 8/15/2022	413,500

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Communications Services (3.3%) - continued
	Liberty Interactive, LLC, Convertible
$630,000	1.750%, 9/30/2046[e]	$708,356
	Liberty Media Corporation, Convertible
420,000	1.000%, 1/30/2023[e]	461,738
	Moody’s Corporation
108,000	2.750%, 12/15/2021	107,929
	Neptune Finco Corporation
610,000	10.875%, 10/15/2025[e]	733,525
	Nexstar Escrow Corporation
1,210,000	5.625%, 8/1/2024[e]	1,228,150
	Orange SA
185,000	1.625%, 11/3/2019	182,368
	Quebecor Media, Inc.
635,000	5.750%, 1/15/2023	661,988
	SBA Tower Trust
200,000	3.598%, 4/15/2043[e]	200,047
	SFR Group SA
770,000	6.000%, 5/15/2022[e]	797,912
	Sprint Corporation
760,000	7.625%, 2/15/2025	830,300
	Telefonica Emisiones SAU
126,000	3.192%, 4/27/2018	127,632
	T-Mobile USA, Inc.
770,000	6.125%, 1/15/2022	813,312
	Verizon Communications, Inc.
190,000	1.375%, 8/15/2019	187,074
98,000	4.500%, 9/15/2020	104,496
67,000	2.946%, 3/15/2022[e]	66,707
	Viacom, Inc.
216,000	4.250%, 9/1/2023	221,573
	Virgin Media Secured Finance plc
755,000	5.250%, 1/15/2026[e]	759,719

	Total	19,922,862

Consumer Cyclical (2.7%)
	Allison Transmission, Inc.
1,115,000	5.000%, 10/1/2024[e]	1,126,150
	American Honda Finance Corporation
162,000	2.000%, 2/14/2020	162,503
	BMW US Capital, LLC
145,000	1.500%, 4/11/2019[e]	144,001
	Brookfield Residential Properties, Inc.
730,000	6.125%, 7/1/2022[e]	751,900
	CVS Health Corporation
108,000	2.750%, 12/1/2022	106,834
	eBay, Inc.
95,000	2.500%, 3/9/2018	95,723
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	134,307
216,000	2.262%, 3/28/2019	216,518
210,000	1.897%, 8/12/2019	207,979
95,000	2.597%, 11/4/2019	95,505
162,000	3.336%, 3/18/2021	163,817
	General Motors Financial Company, Inc.
210,000	3.150%, 1/15/2020	213,574
388,000	4.375%, 9/25/2021	407,967
	Home Depot, Inc.
110,000	2.000%, 4/1/2021	109,489
65,000	2.625%, 6/1/2022	65,523
	Hyundai Capital America
108,000	2.550%, 4/3/2020[c,e]	107,989

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Consumer Cyclical (2.7%) - continued
	Jaguar Land Rover Automotive plc
$200,000	4.125%, 12/15/2018[e]	$204,250
383,000	5.625%, 2/1/2023[e]	398,320
	L Brands, Inc.
570,000	5.625%, 2/15/2022	597,787
	Lennar Corporation
410,000	12.250%, 6/1/2017	416,150
160,000	4.125%, 12/1/2018	163,200
	Live Nation Entertainment, Inc.
1,110,000	5.375%, 6/15/2022[e]	1,154,400
	Macy’s Retail Holdings, Inc.
176,000	7.450%, 7/15/2017	179,078
	McDonald’s Corporation
216,000	2.625%, 1/15/2022	215,785
	MGM Resorts International
775,000	6.000%, 3/15/2023	834,094
	Newell Rubbermaid, Inc.
95,000	3.150%, 4/1/2021	97,183
	Nissan Motor Acceptance Corporation
162,000	2.000%, 3/8/2019[e]	162,003
	Prime Security Services Borrower, LLC
1,020,000	9.250%, 5/15/2023[e]	1,118,175
	PulteGroup, Inc.
1,105,000	4.250%, 3/1/2021	1,135,387
	Ralph Lauren Corporation
70,000	2.625%, 8/18/2020	70,596
	Rite Aid Corporation
905,000	6.125%, 4/1/2023[e]	897,081
	Royal Caribbean Cruises, Ltd.
750,000	5.250%, 11/15/2022	810,000
	Scientific Games International, Inc.
705,000	7.000%, 1/1/2022[e]	753,469
	Six Flags Entertainment Corporation
770,000	4.875%, 7/31/2024[c,e]	759,894
	Starbucks Corporation
115,000	2.100%, 2/4/2021	115,329
	Toll Brothers Finance Corporation
124,000	4.000%, 12/31/2018	127,100
	Visa, Inc.
70,000	2.200%, 12/14/2020	70,266
	Walgreens Boots Alliance, Inc.
95,000	1.750%, 5/30/2018	95,111
95,000	2.600%, 6/1/2021	95,103
	West Corporation
770,000	5.375%, 7/15/2022[e]	756,525
	Yum! Brands, Inc.
1,105,000	5.000%, 6/1/2024[e]	1,128,481

	Total	16,464,546

Consumer Non-Cyclical (2.6%)
	Abbott Laboratories
216,000	2.550%, 3/15/2022	212,130
162,000	3.400%, 11/30/2023	163,432
	AbbVie, Inc.
216,000	2.500%, 5/14/2020	217,447
108,000	2.900%, 11/6/2022	107,581
	Anheuser-Busch InBev Finance, Inc.
120,000	2.294%, 2/1/2021[d]	123,611
275,000	2.650%, 2/1/2021	277,043
108,000	3.300%, 2/1/2023	109,906
	Anheuser-Busch InBev Worldwide, Inc.
48,000	6.500%, 7/15/2018	50,886

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Consumer Non-Cyclical (2.6%) - continued
	B&G Foods, Inc.
$310,000	4.625%, 6/1/2021	$312,325
	BAT International Finance plc
65,000	1.641%, 6/15/2018[d,e]	65,162
	Bayer U.S. Finance, LLC
220,000	2.375%, 10/8/2019[e]	221,488
	Boston Scientific Corporation
35,000	6.000%, 1/15/2020	38,342
	Bunge Limited Finance Corporation
70,000	3.500%, 11/24/2020	71,815
	Celgene Corporation
70,000	3.550%, 8/15/2022	71,977
	Cott Beverages, Inc.
770,000	5.375%, 7/1/2022	785,400
	CVS Health Corporation
64,000	2.250%, 12/5/2018	64,412
	Envision Healthcare Corporation
750,000	5.125%, 7/1/2022[e]	763,358
	Express Scripts Holding Company
108,000	4.750%, 11/15/2021	115,964
95,000	3.000%, 7/15/2023	91,808
	Forest Laboratories, Inc.
97,000	4.375%, 2/1/2019[e]	100,368
	Gilead Sciences, Inc.
200,000	1.950%, 3/1/2022	193,601
	Grifols Worldwide Operations, Ltd.
920,000	5.250%, 4/1/2022	954,960
	HCA, Inc.
430,000	5.250%, 6/15/2026	450,468
575,000	4.500%, 2/15/2027	575,000
	Iconix Brand Group, Inc., Convertible
680,000	1.500%, 3/15/2018	642,600
	JBS USA, LLC
390,000	5.875%, 7/15/2024[e]	401,700
780,000	5.750%, 6/15/2025[e]	787,800
	Kraft Heinz Foods Company
210,000	5.375%, 2/10/2020	228,131
	Laboratory Corporation of America Holdings
25,000	2.625%, 2/1/2020	25,129
	Land O’Lakes, Inc.
340,000	7.250%, 4/4/2027[c,e,g]	342,125
	Mead Johnson Nutrition Company
70,000	3.000%, 11/15/2020	71,343
	Medtronic Global Holdings SCA
216,000	1.700%, 3/28/2019	215,894
	Medtronic, Inc.
178,000	4.375%, 3/15/2035	186,318
	Molson Coors Brewing Company
185,000	1.450%, 7/15/2019	182,589
	Mylan NV
216,000	3.150%, 6/15/2021	216,903
	PepsiCo, Inc.
210,000	1.535%, 10/6/2021[d]	211,300
	Pernod Ricard SA
190,000	5.750%, 4/7/2021[e]	211,311
	Perrigo Finance plc
216,000	3.500%, 12/15/2021	219,399
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024	521,250
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[e]	758,100
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	35,908

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Shire Acquisitions Investments Ireland Designated Activity Company
$225,000	1.900%, 9/23/2019	$223,206
	Smithfield Foods, Inc.
162,000	2.700%, 1/31/2020[e]	161,887
	Teleflex, Inc.
725,000	4.875%, 6/1/2026	728,625
	Tenet Healthcare Corporation
1,005,000	8.125%, 4/1/2022	1,047,713
	Teva Pharmaceutical Finance Netherlands III BV
275,000	2.200%, 7/21/2021	264,581
	TreeHouse Foods, Inc.
510,000	4.875%, 3/15/2022	521,475
	Tyson Foods, Inc.
98,000	4.500%, 6/15/2022	104,563
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[e]	359,263
	VRX Escrow Corporation
800,000	6.125%, 4/15/2025[e]	616,000

	Total	15,423,597

Energy (2.7%)
	Anadarko Petroleum Corporation
77,000	8.700%, 3/15/2019	86,368
33,000	4.850%, 3/15/2021	35,299
	Antero Resources Corporation
260,000	5.125%, 12/1/2022	263,412
500,000	5.625%, 6/1/2023	511,250
	BP Capital Markets plc
180,000	1.676%, 5/3/2019	179,097
108,000	2.315%, 2/13/2020	108,890
216,000	3.224%, 4/14/2024	216,069
	Buckeye Partners, LP
98,000	2.650%, 11/15/2018	98,471
	Chesapeake Energy Corporation, Convertible
552,000	5.500%, 9/15/2026[e]	571,665
	Concho Resources, Inc.
570,000	5.500%, 10/1/2022	589,237
320,000	4.375%, 1/15/2025	322,000
	Contura Energy, Inc.
111,000	10.000%, 8/1/2021*	119,669
	Crestwood Midstream Partners, LP
510,000	6.250%, 4/1/2023	529,125
	Devon Energy Corporation
210,000	3.250%, 5/15/2022	208,009
	Encana Corporation
133,000	3.900%, 11/15/2021	135,863
	Energy Transfer Equity, LP
780,000	5.500%, 6/1/2027	815,100
	Enterprise Products Operating, LLC
960,000	7.034%, 1/15/2068	994,464
	EOG Resources, Inc.
180,000	2.625%, 3/15/2023	175,464
	EQT Corporation
60,000	5.150%, 3/1/2018	61,524
62,000	8.125%, 6/1/2019	69,216
	Exxon Mobil Corporation
140,000	1.708%, 3/1/2019	140,230
	Kinder Morgan Energy Partners, LP
216,000	3.450%, 2/15/2023	213,151
	Marathon Oil Corporation
108,000	2.700%, 6/1/2020	107,228

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Energy (2.7%) - continued
$200,000	2.800%, 11/1/2022	$192,139
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	71,762
	MEG Energy Corporation
410,000	6.375%, 1/30/2023[e]	365,925
	MPLX, LP
162,000	4.500%, 7/15/2023	168,461
1,010,000	4.875%, 12/1/2024	1,062,366
	Nabors Industries, Inc., Convertible
360,000	0.750%, 1/15/2024[e]	336,375
	Northern Tier Energy, LLC
795,000	7.125%, 11/15/2020	826,800
	ONEOK, Inc.
162,000	7.500%, 9/1/2023	189,161
	Petrobras Global Finance BV
300,000	8.375%, 5/23/2021	339,375
	Petroleos Mexicanos
108,000	6.375%, 2/4/2021	117,151
168,000	6.500%, 3/13/2027[e]	180,726
	Regency Energy Partners, LP
730,000	5.000%, 10/1/2022	776,172
	Sabine Pass Liquefaction, LLC
775,000	5.625%, 3/1/2025	840,141
	Schlumberger Holdings Corporation
70,000	3.000%, 12/21/2020[e]	71,567
	Sinopec Group Overseas Development, Ltd.
210,000	1.750%, 9/29/2019[e]	206,706
	Southwestern Energy Company
108,000	7.500%, 2/1/2018	112,590
	Sunoco Logistics Partners Operations, LP
70,000	4.400%, 4/1/2021	73,658
	Tesoro Corporation
910,000	4.750%, 12/15/2023[e]	939,202
	TransCanada Trust
580,000	5.300%, 3/15/2077	573,112
	Weatherford International, Ltd.
735,000	8.250%, 6/15/2023	799,312
	Weatherford International, Ltd. Convertible
127,000	5.875%, 7/1/2021	163,116
	Whiting Petroleum Corporation, Convertible
605,000	1.250%, 4/1/2020	527,106
	WPX Energy, Inc.
500,000	7.500%, 8/1/2020	530,000

	Total	16,013,724

Financials (7.9%)
	ACE INA Holdings, Inc.
70,000	2.875%, 11/3/2022	70,555
	Aegon NV
720,000	2.290%, 7/15/2017[d,g]	596,880
	Air Lease Corporation
35,000	2.625%, 9/4/2018	35,291
	Ally Financial, Inc.
600,000	3.750%, 11/18/2019	604,500
350,000	4.125%, 3/30/2020	357,000
	American Express Credit Corporation
108,000	2.200%, 3/3/2020	108,306
70,000	2.171%, 9/14/2020[d]	71,122
	AMG Capital Trust II, Convertible
7,400	5.150%, 10/15/2037	420,412

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Financials (7.9%) - continued
	Australia & New Zealand Banking Group, Ltd.
$750,000	6.750%, 6/15/2026[e,g]	$824,343
	BAC Capital Trust XIV
560,000	4.000%, 4/19/2017[d,g]	456,960
	Banco de Brasil SA
490,000	9.000%, 6/18/2024[e,g]	507,150
	Bank of America Corporation
164,000	5.700%, 5/2/2017	164,540
43,000	8.000%, 1/30/2018[g]	44,290
58,000	5.650%, 5/1/2018	60,342
185,000	5.625%, 7/1/2020	202,873
200,000	2.625%, 4/19/2021	199,490
216,000	5.700%, 1/24/2022	242,472
464,000	2.190%, 1/20/2023[d]	470,440
	Bank of Montreal
185,000	1.500%, 7/18/2019	183,064
	Bank of New York Mellon Corporation
216,000	2.600%, 2/7/2022	216,186
	Bank of Nova Scotia
162,000	2.700%, 3/7/2022	162,357
	Barclays Bank plc
100,000	5.140%, 10/14/2020	106,967
	Barclays plc
210,000	3.200%, 8/10/2021	210,124
	Berkshire Hathaway Finance Corporation
215,000	1.700%, 3/15/2019	215,355
	Blackstone Mortgage Trust, Inc., Convertible
705,000	5.250%, 12/1/2018	807,666
	BNZ International Funding, Ltd.
250,000	2.101%, 9/14/2021[d,e]	251,242
	Capital One Financial Corporation
432,000	3.050%, 3/9/2022	431,404
	Capital One NA
210,000	2.400%, 9/5/2019	210,640
	Centene Escrow Corporation
1,050,000	5.625%, 2/15/2021	1,098,930
	Central Fidelity Capital Trust I
790,000	2.022%, 4/15/2027[d]	726,800
	CIT Group, Inc.
925,000	5.000%, 8/15/2022	968,355
	Citigroup, Inc.
200,000	2.050%, 6/7/2019	199,811
216,000	2.450%, 1/10/2020	216,949
216,000	2.650%, 10/26/2020	217,369
97,000	2.350%, 8/2/2021	95,486
	CNA Financial Corporation
250,000	5.750%, 8/15/2021	278,185
	Commonwealth Bank of Australia
216,000	2.250%, 3/10/2020[e]	216,121
	Credit Agricole SA
450,000	6.637%, 5/31/2017[e,g]	425,529
220,000	8.125%, 12/23/2025[e,g]	234,300
	Credit Suisse Group AG
600,000	7.500%, 12/11/2023[e,g]	650,155
760,000	6.250%, 12/18/2024[e,g]	772,098
	Credit Suisse Group Funding Guernsey, Ltd.
325,000	3.800%, 9/15/2022	329,628
	Credit Suisse Group Funding, Ltd.
216,000	3.125%, 12/10/2020	217,168
	DDR Corporation
162,000	3.500%, 1/15/2021	163,790

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Financials (7.9%) - continued
	Deutsche Bank AG
$324,000	4.250%, 10/14/2021[e]	$332,025
	Discover Bank
43,000	8.700%, 11/18/2019	48,837
	Discover Financial Services
90,000	6.450%, 6/12/2017	90,760
	Duke Realty, LP
95,000	4.375%, 6/15/2022	100,969
	Fifth Third Bancorp
575,000	4.900%, 9/30/2019[g]	563,500
	Goldman Sachs Group, Inc.
88,000	2.625%, 1/31/2019	88,986
307,000	7.500%, 2/15/2019	336,895
200,000	2.000%, 4/25/2019	199,614
162,000	2.600%, 12/27/2020	162,008
216,000	5.250%, 7/27/2021	236,911
160,000	2.209%, 11/15/2021[d]	161,834
216,000	3.000%, 4/26/2022	216,217
420,000	5.300%, 11/10/2026[g]	427,875
	Goldman Sachs Group, Inc., Convertible
2,450,000	0.500%, 9/24/2022	2,877,843
	Guardian Life Global Funding
200,000	2.000%, 4/26/2021[e]	195,385
	Hartford Financial Services Group, Inc.
106,000	6.000%, 1/15/2019	113,341
	HCP, Inc.
64,000	3.750%, 2/1/2019	65,610
	Health Care REIT, Inc.
110,000	4.700%, 9/15/2017	111,445
	Hospitality Properties Trust
80,000	4.250%, 2/15/2021	83,116
	HSBC Holdings plc
216,000	6.875%, 6/1/2021[g]	230,040
210,000	2.499%, 1/5/2022[d]	215,918
	Huntington Bancshares, Inc.
140,000	3.150%, 3/14/2021	142,408
	Icahn Enterprises, LP
400,000	6.000%, 8/1/2020	412,000
325,000	6.750%, 2/1/2024[e]	335,156
	ILFC E-Capital Trust II
1,235,000	4.910%, 12/21/2065[d,e]	1,160,900
	ING Capital Funding Trust III
89,000	4.747%, 6/30/2017[d,g]	88,833
	ING Groep NV
750,000	6.875%, 4/16/2022[g]	776,250
	International Lease Finance Corporation
216,000	4.625%, 4/15/2021	227,743
216,000	5.875%, 8/15/2022	240,281
	Intesa Sanpaolo SPA
41,000	3.875%, 1/16/2018	41,553
	J.P. Morgan Chase & Company
77,000	7.900%, 4/30/2018[g]	79,791
88,000	6.300%, 4/23/2019	95,600
30,000	2.250%, 1/23/2020	30,095
185,000	4.950%, 3/25/2020	199,437
210,000	2.295%, 8/15/2021	207,798
160,000	2.700%, 5/18/2023	156,492
215,000	2.273%, 10/24/2023[d]	219,930
	J.P. Morgan Chase Bank NA
250,000	1.746%, 9/23/2019[d]	251,365
	J.P. Morgan Chase Capital XXIII
225,000	2.039%, 5/15/2047[d]	194,344

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Financials (7.9%) - continued
	KeyBank NA
$250,000	1.600%, 8/22/2019	$247,294
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058*	803,250
25,000	5.000%, 6/1/2021[e]	27,149
	Lincoln National Corporation
185,000	6.250%, 2/15/2020	203,883
	Lloyds Banking Group plc
215,000	3.000%, 1/11/2022	213,748
800,000	6.413%, 10/1/2035[e,g]	862,000
	Macquarie Bank, Ltd.
250,000	6.125%, 3/8/2027[e,g]	251,250
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[e]	1,012,290
	MetLife, Inc.
95,000	9.250%, 4/8/2038[e]	131,219
	MGIC Investment Corporation, Convertible
310,000	9.000%, 4/1/2063[e]	399,900
65,000	2.000%, 4/1/2020	94,697
	Mitsubishi UFJ Financial Group, Inc.
250,000	2.180%, 9/13/2021[d]	252,383
108,000	2.998%, 2/22/2022	108,980
	Mizuho Financial Group, Inc.
250,000	2.260%, 9/13/2021[d]	252,361
	Morgan Stanley
35,000	2.177%, 1/27/2020[d]	35,605
210,000	2.800%, 6/16/2020	212,521
200,000	2.500%, 4/21/2021	198,901
216,000	2.210%, 1/20/2022[d]	218,118
64,000	4.875%, 11/1/2022	69,191
250,000	2.443%, 10/24/2023[d]	255,305
	MPT Operating Partnership, LP
510,000	5.500%, 5/1/2024	518,925
	National City Corporation
86,000	6.875%, 5/15/2019	94,444
	National Westminster Bank plc
1,140,000	1.313%, 5/3/2017[d,g]	917,701
	New York Life Global Funding
70,000	1.550%, 11/2/2018[e]	69,877
	Nomura Holdings, Inc.
85,000	2.750%, 3/19/2019	85,886
	Park Aerospace Holdings, Ltd.
1,125,000	5.500%, 2/15/2024[e]	1,170,000
	Prudential Financial, Inc.
775,000	5.625%, 6/15/2043	830,412
	Quicken Loans, Inc.
1,160,000	5.750%, 5/1/2025[e]	1,139,700
	Realty Income Corporation
150,000	5.750%, 1/15/2021	165,114
	Regions Bank
28,000	7.500%, 5/15/2018	29,645
	Regions Financial Corporation
90,000	3.200%, 2/8/2021	91,515
	Royal Bank of Canada
216,000	2.125%, 3/2/2020	216,070
	Royal Bank of Scotland Group plc
725,000	7.640%, 9/30/2017[g]	676,062
420,000	7.500%, 8/10/2020[g]	414,225
230,000	7.648%, 9/30/2031[g]	271,400
	Santander Uk Group Holdings plc
210,000	2.875%, 8/5/2021	207,267
	Santander UK plc
64,000	3.050%, 8/23/2018	65,022

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Financials (7.9%) - continued
	Simon Property Group, LP
$70,000	2.500%, 9/1/2020	$70,629
120,000	2.500%, 7/15/2021	119,595
	Societe Generale SA
760,000	8.250%, 11/29/2018[g]	795,082
800,000	8.000%, 9/29/2025[e,g]	818,000
	Standard Chartered plc
210,000	2.182%, 8/19/2019[d,e]	211,497
960,000	2.549%, 1/30/2027[d,e,g]	801,600
	State Street Capital Trust IV
1,138,000	2.131%, 6/15/2037[d]	997,172
	State Street Corporation
70,000	1.952%, 8/18/2020[d]	71,331
	Sumitomo Mitsui Financial Group, Inc.
215,000	2.786%, 3/9/2021[d]	221,910
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[e]	249,614
	SunTrust Banks, Inc.
95,000	2.900%, 3/3/2021	96,135
	Synchrony Financial
25,000	2.265%, 2/3/2020[d]	25,166
94,000	3.750%, 8/15/2021	96,844
	Toronto-Dominion Bank
80,000	1.881%, 1/22/2019[d]	80,840
70,000	2.051%, 12/14/2020[d]	71,096
	UBS Group Funding Switzerland AG
216,000	3.491%, 5/23/2023[e]	217,369
	UnitedHealth Group, Inc.
70,000	3.350%, 7/15/2022	72,415
	USB Realty Corporation
1,090,000	2.169%, 1/15/2022[d,e,g]	926,500
	Ventas Realty, LP
162,000	3.100%, 1/15/2023	160,926
	Voya Financial, Inc.
129,000	2.900%, 2/15/2018	130,169
	Wells Fargo & Company
35,000	1.719%, 1/30/2020[d]	35,148
210,000	2.150%, 1/30/2020	210,420
205,000	2.100%, 7/26/2021	200,937
216,000	2.153%, 1/24/2023[d]	218,413
250,000	2.269%, 10/31/2023[d]	254,586
	Welltower, Inc.
162,000	4.950%, 1/15/2021	173,732
	Westpac Banking Corporation
275,000	1.902%, 8/19/2021[d]	277,014

	Total	47,179,200

Foreign Government (3.6%)
	Argentina Government International Bond
233,000	6.875%, 1/26/2027[e]	235,796
	Brazil Government International Bond
330,000	4.875%, 1/22/2021	347,325
610,000	2.625%, 1/5/2023	565,775
382,000	6.000%, 4/7/2026	415,234
300,000	7.125%, 1/20/2037	340,500
360,000	5.000%, 1/27/2045	320,400
250,000	5.625%, 2/21/2047	242,500
	Colombia Government International Bond
300,000	4.375%, 7/12/2021	318,000
350,000	2.625%, 3/15/2023	336,438
250,000	4.000%, 2/26/2024	257,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Foreign Government (3.6%) - continued
$110,000	7.375%, 9/18/2037	$140,360
334,000	5.625%, 2/26/2044	363,225
360,000	5.000%, 6/15/2045	361,080
	Croatia Government International Bond
60,000	6.750%, 11/5/2019[e]	65,329
354,000	6.625%, 7/14/2020[e]	388,515
170,000	6.000%, 1/26/2024[e]	188,271
	Hungary Government International Bond
460,000	5.750%, 11/22/2023	519,800
464,000	5.375%, 3/25/2024	516,403
	Indonesia Government International Bond
370,000	4.875%, 5/5/2021[e]	395,376
290,000	3.375%, 4/15/2023[e]	289,630
377,000	5.875%, 1/15/2024[e]	427,522
210,000	4.125%, 1/15/2025[e]	215,363
200,000	4.750%, 1/8/2026[e]	212,969
360,000	8.500%, 10/12/2035[e]	519,666
600,000	5.125%, 1/15/2045[e]	635,832
	Mexico Government International Bond
62,000	5.750%, 10/12/2110	61,690
410,000	4.000%, 10/2/2023	422,300
410,000	3.600%, 1/30/2025	408,975
382,000	4.125%, 1/21/2026	392,696
180,000	4.150%, 3/28/2027	183,150
120,000	6.750%, 9/27/2034	149,810
118,000	6.050%, 1/11/2040	134,815
362,000	4.750%, 3/8/2044	352,045
236,000	5.550%, 1/21/2045	254,880
196,000	4.600%, 1/23/2046	187,670
200,000	4.350%, 1/15/2047	184,000
	Panama Government International Bond
180,000	4.000%, 9/22/2024	187,875
260,000	3.750%, 3/16/2025	265,525
242,000	6.700%, 1/26/2036	304,920
	Peru Government International Bond
100,000	5.625%, 11/18/2050	119,125
135,000	4.125%, 8/25/2027	145,125
303,000	8.750%, 11/21/2033	458,287
	Philippines Government International Bond
464,000	4.000%, 1/15/2021	493,230
325,000	7.750%, 1/14/2031	463,099
90,000	6.375%, 10/23/2034	119,526
100,000	5.000%, 1/13/2037	116,580
200,000	3.950%, 1/20/2040	205,620
	Romania Government International Bond
242,000	4.375%, 8/22/2023[e]	255,310
130,000	4.875%, 1/22/2024[e]	141,050
58,000	6.125%, 1/22/2044[e]	71,259
	Russia Government International Bond
180,000	3.500%, 1/16/2019[e]	184,770
920,000	5.000%, 4/29/2020[e]	981,574
336,000	4.875%, 9/16/2023[e]	360,111
200,000	4.750%, 5/27/2026[e]	208,500
227,250	7.500%, 3/31/2030[e]	273,304
720,000	5.625%, 4/4/2042[e]	791,136

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Foreign Government (3.6%) - continued
	South Africa Government International Bond
$55,000	5.500%, 3/9/2020	$58,506
210,000	5.875%, 5/30/2022	229,071
230,000	4.875%, 4/14/2026	231,035
258,000	4.300%, 10/12/2028	242,157
	Turkey Government International Bond
122,000	7.500%, 11/7/2019	133,590
392,000	7.000%, 6/5/2020	427,723
485,000	5.125%, 3/25/2022	493,475
180,000	6.250%, 9/26/2022	192,204
322,000	5.750%, 3/22/2024	334,062
490,000	4.250%, 4/14/2026	453,740
210,000	4.875%, 10/9/2026	202,086
362,000	6.875%, 3/17/2036	392,256
232,000	4.875%, 4/16/2043	198,933
360,000	6.625%, 2/17/2045	383,414

	Total	21,468,768

Mortgage-Backed Securities (6.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,950,000	3.000%, 4/1/2032[c]	3,024,877
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,650,000	4.000%, 4/1/2047[c]	6,975,746
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
9,000,000	3.000%, 4/1/2047[c]	8,925,469
11,500,000	3.500%, 4/1/2047[c]	11,764,141
8,350,000	4.000%, 4/1/2047[c]	8,758,367

	Total	39,448,600

Technology (1.7%)
	Alliance Data Systems Corporation
420,000	5.375%, 8/1/2022[e]	423,150
	Automatic Data Processing, Inc.
70,000	2.250%, 9/15/2020	70,794
	Broadcom Corporation
216,000	2.375%, 1/15/2020[e]	215,950
	CommScope Technologies Finance, LLC
580,000	6.000%, 6/15/2025[e]	607,550
	Cypress Semiconductor Corporation, Convertible
400,000	4.500%, 1/15/2022[e]	488,250
	Diamond 1 Finance Corporation
95,000	3.480%, 6/1/2019[e]	97,390
216,000	5.450%, 6/15/2023[e]	233,023
	Equinix, Inc.
675,000	5.750%, 1/1/2025	713,812
	Fidelity National Information Services, Inc.
70,000	3.625%, 10/15/2020	72,732
275,000	2.250%, 8/15/2021	269,273
	First Data Corporation
510,000	5.375%, 8/15/2023[e]	531,037
	Hewlett Packard Enterprise Company
268,000	3.600%, 10/15/2020	275,424
	Intel Corporation
160,000	1.700%, 5/19/2021	156,621

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Technology (1.7%) - continued
$70,000	3.100%, 7/29/2022	$71,935
	Intel Corporation, Convertible
520,000	3.479%, 12/15/2035[f]	707,850
	Microchip Technology, Inc., Convertible
520,000	1.625%, 2/15/2027[e]	526,825
	Micron Technology, Inc., Convertible
295,000	2.375%, 5/1/2032	893,113
450,000	3.000%, 11/15/2043	504,281
	Microsoft Corporation
216,000	2.400%, 2/6/2022	217,274
	NXP BV
565,000	3.875%, 9/1/2022[e]	577,713
	NXP Semiconductors NV, Convertible
695,000	1.000%, 12/1/2019	804,462
	Oracle Corporation
60,000	2.500%, 5/15/2022	59,827
	Plantronics, Inc.
800,000	5.500%, 5/31/2023[e]	807,000
	Sensata Technologies BV
725,000	4.875%, 10/15/2023[e]	726,356
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	59,532

	Total	10,111,174

Transportation (0.4%)
	American Airlines Pass Through Trust
65,461	4.950%, 1/15/2023	69,626
	Avis Budget Car Rental, LLC
770,000	5.125%, 6/1/2022[e]	743,550
	Delta Air Lines, Inc.
41,550	4.950%, 5/23/2019	43,367
162,000	2.875%, 3/13/2020	163,322
	J.B. Hunt Transport Services, Inc.
70,000	3.300%, 8/15/2022	71,123
	Korea Expressway Corporation
123,000	1.625%, 4/28/2017[e]	122,989
	Trinity Industries, Inc., Convertible
266,000	3.875%, 6/1/2036	323,024
	United Airlines Pass Through Trust
70,000	3.700%, 12/1/2022	71,050
	XPO Logistics, Inc.
705,000	6.500%, 6/15/2022[e]	740,250

	Total	2,348,301

Utilities (1.0%)
	Alabama Power Company
108,000	2.450%, 3/30/2022	106,875
	Ameren Corporation
70,000	2.700%, 11/15/2020	70,623
	Calpine Corporation
560,000	6.000%, 1/15/2022[e]	583,800
730,000	5.375%, 1/15/2023	739,125
	Consolidated Edison, Inc.
108,000	2.000%, 3/15/2020	107,864
	Dominion Resources, Inc.
200,000	1.600%, 8/15/2019	197,478
	Dynegy, Inc.
700,000	7.375%, 11/1/2022	694,750
	Edison International
108,000	2.125%, 4/15/2020	108,111
	Electricite de France SA
305,000	5.250%, 1/29/2023[e,g]	300,425
	Emera U.S. Finance, LP
116,000	2.150%, 6/15/2019	115,955

Principal Amount	Long-Term Fixed Income (49.5%)	Value
Utilities (1.0%) - continued
	Energy Transfer Partners, LP
$165,000	4.150%, 10/1/2020	$171,315
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	94,133
162,000	2.950%, 1/15/2020	164,209
	Fortis, Inc.
180,000	2.100%, 10/4/2021[e]	174,390
	Great Plains Energy, Inc.
162,000	2.500%, 3/9/2020	162,904
	NextEra Energy Capital Holdings, Inc.
95,000	2.300%, 4/1/2019	95,571
	NiSource Finance Corporation
216,000	5.450%, 9/15/2020	236,498
	NRG Energy, Inc.
390,000	6.625%, 3/15/2023	399,019
	PPL Capital Funding, Inc.
260,000	3.500%, 12/1/2022	265,876
	PSEG Power, LLC
100,000	3.000%, 6/15/2021	100,755
	Southern Company
200,000	1.850%, 7/1/2019	198,895
	TransCanada Trust
545,000	5.875%, 8/15/2076	574,975
	Williams Partners, LP
200,000	5.250%, 3/15/2020	215,164
	Xcel Energy, Inc.
60,000	1.200%, 6/1/2017	59,958

	Total	5,938,668

	Total Long-Term Fixed Income (cost $290,124,262)	296,258,645

Shares	Common Stock (27.3%)	Value
Consumer Discretionary (3.8%)
4,150	Amazon.com, Inc.[j]	3,679,141
32,310	American Axle & Manufacturing Holdings, Inc.[j]	606,782
8,660	Aramark	319,294
8,340	Aryzta AGj	267,789
6,300	Bandai Namco Holdings, Inc.	188,847
2,649	Bellway plc	89,755
8,558	Berkeley Group Holdings plc	344,112
14,500	Bridgestone Corporation	588,601
4,345	Bunzl plc	126,289
5,820	Burlington Stores, Inc.[j]	566,228
748	Cie Generale des Etablissements Michelin	90,896
5,900	Citizen Watch Company, Ltd.	37,833
55,308	Comcast Corporation	2,079,028
31,800	ComfortDelGro Corporation, Ltd.	58,209
12,200	Denso Corporation	538,290
19,074	Eutelsat Communications	425,114
12,800	Fuji Heavy Industries, Ltd.	469,482
8,590	General Motors Company	303,742
29,000	Honda Motor Company, Ltd.	875,482
17,000	Inchcape plc	179,230
1,330	Ipsos SA	41,288
148,000	Li & Fung, Ltd.	64,208
821	LVMH Moet Hennessy Louis Vuitton SE	180,450
15,795	Marks and Spencer Group plc	66,716
8,650	Newell Brands, Inc.	408,020
1,403	Nexity SA	68,977
2,358	Next plc	127,560
38,320	NIKE, Inc.	2,135,574

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (27.3%)	Value
Consumer Discretionary (3.8%) - continued
4,700	Nikon Corporation	$68,300
9,450	Norwegian Cruise Line Holdings, Ltd.[j]	479,399
530	Priceline Group, Inc.[j]	943,384
647	Publicis Groupe SA	45,174
7,366	RHj	340,751
600	RTL Group SA	48,276
4,294	SES SA	99,831
14,900	Singapore Press Holdings, Ltd.	37,811
24,750	Starbucks Corporation	1,445,152
13,000	Sumitomo Forestry Company, Ltd.	198,146
10,500	Sumitomo Rubber Industries, Ltd.	179,152
700	Swatch Group AG	48,745
26,030	Time, Inc.	503,680
15,440	Toll Brothers, Inc.[j]	557,538
2,500	Toyoda Gosei Company, Ltd.	63,763
7,240	Tractor Supply Company	499,343
3,900	TV Asahi Holdings Corporation	73,897
17,130	Walt Disney Company	1,942,371
9,415	Wolters Kluwer NV	390,746
4,300	Yokohama Rubber Company, Ltd.	84,275

	Total	22,976,671

Consumer Staples (1.5%)
17,590	AdvancePierre Foods Holdings, Inc.	548,280
6,600	Axfood AB	99,111
36,184	Coca-Cola Amatil, Ltd.	299,154
9,689	Coca-Cola HBC AG	250,132
2,371	Ebro Foods SA	47,908
1,348	Henkel AG & Company KGaA	149,909
17,512	Imperial Brands plc	848,694
1,000	Kesko Oyj	47,675
5,600	Kewpie Corporation	159,208
3,100	Kirin Holdings Company, Ltd.	58,641
37,608	Koninklijke Ahold Delhaize NV	803,679
7	Lindt & Spruengli AG	39,664
1,649	Nestle SA	126,564
29,510	Philip Morris International, Inc.	3,331,679
1,700	Seven & I Holdings Company, Ltd.	66,782
2,500	Suedzucker AG	62,652
11,881	Tate & Lyle plc	113,851
19	Unilever NV	944
12,430	Walgreens Boots Alliance, Inc.	1,032,311
22,780	Whole Foods Market, Inc.	677,021

	Total	8,763,859

Energy (1.8%)
2,438	Arch Coal, Inc.[j]	168,076
277,982	BP plc[k]	1,600,094
10,100	Concho Resources, Inc.[j]	1,296,234
3,232	Contura Energy, Inc.[j]	214,605
6,053	Crescent Point Energy Corporation	65,407
23,930	Devon Energy Corporation	998,360
27,094	Ensco plc	242,491
21,590	Halliburton Company	1,062,444
31,040	John Wood Group plc	296,528
11,070	OMV AG	436,262
33,246	Petrofac, Ltd.	384,035
8,030	Pioneer Natural Resources Company	1,495,427
9,252	Royal Dutch Shell plc	243,591
2,806	Royal Dutch Shell plc, Class A	73,961
21,547	Royal Dutch Shell plc, Class B	592,313
23,553	Snam SPA	101,795
5,713	Statoil ASA	98,198
9,224	Total SAc	466,398
6,080	U.S. Silica Holdings, Inc.	291,779

Shares	Common Stock (27.3%)	Value
Energy (1.8%) - continued
31,860	WPX Energy, Inc.[j]	$426,605

	Total	10,554,603

Financials (4.6%)
2,260	Affiliated Managers Group, Inc.	370,504
200,000	Apollo Investment Corporation	1,312,000
115,400	Ares Capital Corporation	2,005,652
6,315	ASX, Ltd.	243,540
20,376	Australia & New Zealand Banking Group, Ltd.	494,743
99,235	Bank of America Corporation	2,340,954
77	Bank of East Asia, Ltd.	319
11,548	Bank of Nova Scotia	675,591
9,250	Bank of the Ozarks, Inc.	481,092
84,794	Bankia, SA	96,521
27,334	Barclays plc	77,158
2,134	Canadian Imperial Bank of Commerce[k]	184,010
9,000	Chiba Bank, Ltd.	57,912
5,588	CI Financial Corporation	111,058
19,060	CNP Assurances	387,595
6,434	Danske Bank AS	219,373
49,686	Direct Line Insurance Group plc	216,175
27,100	Encore Capital Group, Inc.[j]	834,680
5,500	Erste Group Bank AG	179,091
61,459	FlexiGroup, Ltd.	108,461
85,000	Fukuoka Financial Group, Inc.	369,217
4,138	Genworth MI Canada, Inc.[k]	114,415
11,120	Goldman Sachs Group, Inc.	2,554,486
120,000	Golub Capital BDC, Inc.	2,385,600
3,900	Hannover Rueckversicherung SE	449,405
57,600	Henderson Group plc	168,169
114,853	HSBC Holdings plc	936,837
6,959	ING Groep NV	105,111
2,321	Intact Financial Corporation	165,071
15,040	Intercontinental Exchange, Inc.	900,445
31,980	KeyCorp	568,604
2,604	Macquarie Group, Ltd.	179,407
119,808	Mapfre SA	410,356
6,650	Meta Financial Group, Inc.	588,525
3,399	MGIC Investment Corporation[j]	34,432
13,000	Mitsubishi UFJ Financial Group, Inc.	81,889
146,300	Mizuho Financial Group, Inc.	268,545
2,300	MS and AD Insurance Group Holdings, Inc.	73,463
452	Muenchener Rueckversicherungs-Gesellschaft AG	88,480
11,018	National Bank of Canada	462,642
2,460	New Residential Investment Corporation	41,771
17,003	Nordea Bank AB	193,984
2,391	Pargesa Holding SA	168,995
22,489	Poste Italiane SPA[e]	149,796
7,328	Power Corporation of Canada	172,145
26,500	Resona Holdings, Inc.	142,461
28,400	Senshu Ikeda Holdings, Inc.	117,480
4,571	Societe Generale	231,592
8,300	Sumitomo Mitsui Trust Holdings, Inc.	287,611
6,624	Swiss Re AG	594,942
46,150	Synchrony Financial	1,582,945
12,000	T&D Holdings, Inc.	173,936
12,410	TD Ameritrade Holding Corporation	482,253
1,498	TMX Group, Ltd.	75,934
30,418	UnipolSai Assicurazioni SPA	67,191
16,794	Westpac Banking Corporation	448,943
11,330	XL Group, Ltd.	451,614

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (27.3%)	Value
Financials (4.6%) - continued
11,230	Zions Bancorporation	$471,660
376	Zurich Insurance Group AG	100,340

	Total	27,257,121

Health Care (2.6%)
13,290	Acadia Healthcare Company, Inc.[j]	579,444
5,940	Allergan plc	1,419,185
2,896	Ansell, Ltd.	53,246
4,638	Anthem, Inc.	767,032
2,700	Astellas Pharmaceutical, Inc.	35,610
28,780	Bristol-Myers Squibb Company	1,565,056
10,202	CAE, Inc.	155,886
17,150	Celgene Corporation[j]	2,133,975
5,130	CIGNA Corporation	751,494
1,631	Danaher Corporation	139,499
1,851	GlaxoSmithKline plc	38,488
13,580	Hologic, Inc.[j]	577,829
1,700	KYORIN Holdings, Inc.	35,968
515	Lonza Group AG	97,346
23,370	Medtronic plc	1,882,687
31,220	Merck & Company, Inc.	1,983,719
2,973	Merck KGaA	338,784
21,385	Novartis AG	1,587,998
9,100	Novo Nordisk AS	312,484
206	Roche Holding AG-Genusschein	52,681
3,260	Teleflex, Inc.	631,560
3,690	Waters Corporation[j]	576,784

	Total	15,716,755

Industrials (3.1%)
5,931	Abertis Infraestructuras SA	95,475
8,465	Adecco SA	601,052
23,000	Asahi Glass Company, Ltd.	186,612
30,462	Capita plc	215,446
37,030	CSX Corporation	1,723,747
10,460	Cummins, Inc.	1,581,552
6,000	Dai Nippon Printing Company, Ltd.	64,928
7,360	Delta Air Lines, Inc.	338,266
3,803	Deutsche Lufthansa AG	61,696
3,950	Equifax, Inc.	540,123
9,776	Finning International, Inc.	182,604
3,400	Fuji Machine Manufacturing Company, Ltd.	44,691
30,000	GWA Group, Ltd.	66,417
2,200	Hitachi Transport System, Ltd.	45,713
244	Hochtief AG	40,323
13,736	Illinois Tool Works, Inc.	1,819,608
3,600	Inaba Denki Sangyo Company, Ltd.	129,181
52,800	ITOCHU Corporation	751,679
28,600	Jacobs Engineering Group, Inc.	1,581,008
2,000	Jardine Matheson Holdings, Ltd.	128,500
12,400	KITZ Corporation	82,688
6,000	Komatsu, Ltd.	157,160
12,000	KONE Oyj	527,142
2,912	Koninklijke Boskalis Westminster NV	100,326
1,635	Loomis AB	51,699
8,200	Marubeni Corporation	50,651
9,350	Masonite International Corporation[j]	740,988
19,605	Meggitt plc	109,421
4,150	Middleby Corporation[j]	566,268
7,400	MIRAIT Holdings Corporation	72,604
17,400	Mitsubishi Electric Corporation	250,704
21,000	Mitsubishi Heavy Industries, Ltd.	84,499
5,000	Mitsuboshi Belting, Ltd.	46,480
7,354	Monadelphous Group, Ltd.	69,230
11,657	National Express Group plc	52,578

Shares	Common Stock (27.3%)	Value
Industrials (3.1%) - continued
2,000	NIPPO Corporation	$38,021
8,000	Nippon Express Company, Ltd.	41,178
10,300	Nitto Kogyo Corporation	142,479
8,310	Oshkosh Corporation	569,983
3,222	Philips Lighting NVe,j	92,152
1,948	Randstad Holding NV	112,299
4,600	RELX NV	85,338
11,870	Rolls-Royce Holdings plc[j]	112,136
9,640	Saia, Inc.[j]	427,052
4,800	Sanwa Holdings Corporation	45,054
795	Schindler Holding AG, Participation Certificate	153,782
5,161	Siemens AG	706,916
2,668	Skanska AB	62,792
27,251	SKF ABk	538,903
8,394	Smiths Group plc	170,553
28,400	Sojitz Corporation	71,367
1,135	Sulzer, Ltd.	118,728
8,100	Teijin, Ltd.	152,948
3,800	Toppan Forms Company, Ltd.	37,299
6,814	Vinci SA	541,092
5,320	WABCO Holdings, Inc.[j]	624,674
2,561	Wolseley plc	161,244
2,034	WSP Global, Inc.	71,840
8,185	YIT Oyj	55,332
1,600	Yuasa Trading Company, Ltd.	44,419

	Total	18,338,640

Information Technology (4.2%)
7,743	Advanced Micro Devices, Inc.[j]	112,661
2,480	Alliance Data Systems Corporation	617,520
2,110	Alphabet, Inc., Class Aj	1,788,858
1,104	Alphabet, Inc., Class Cj	915,834
31,340	Apple, Inc.	4,502,304
8,459	Cap Gemini SA	780,816
2,996	Capital Power Corporation	58,710
23,090	Ciena Corporation[j]	545,155
24,350	Cognizant Technology Solutions Corporation[j]	1,449,312
3,950	F5 Networks, Inc.[j]	563,151
15,170	Facebook, Inc.[j]	2,154,899
21,890	Finisar Corporation[j]	598,473
11,200	FUJIFILM Holdings NPV	439,016
16,970	Juniper Networks, Inc.	472,275
19,900	Konica Minolta Holdings, Inc.	178,495
4,800	NEC Networks & System Integration Corporation	92,967
14,970	New Relic, Inc.[j]	554,938
5,605	NVIDIA Corporation	610,553
35,250	PayPal Holdings, Inc.[j]	1,516,455
55,840	Pure Storage, Inc.[j]	548,907
1,900	Ryosan Company, Ltd.	57,275
12,310	Salesforce.com, Inc.[j]	1,015,452
2,810	Seagate Technology plc	129,063
1,504	SMA Solar Technology AG	38,000
1,538	Software AG	60,757
11,492	Telefonaktiebolaget LM Ericsson	76,725
800	Tokyo Electron, Ltd.	87,581
18,740	Twitter, Inc.[j]	280,163
15,110	Vantiv, Inc.[j]	968,853
25,270	Visa, Inc.	2,245,745
30,880	Xilinx, Inc.	1,787,643

	Total	25,248,556

Materials (1.3%)
2,700	Adeka Corporation	39,454

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (27.3%)	Value
Materials (1.3%) - continued
3,756	APERAM	$187,269
1,460	Ashland Global Holdings, Inc.	180,763
49,692	BHP Billiton, Ltd.	903,707
7,203	BillerudKorsnas AB	116,065
30,134	BlueScope Steel, Ltd.	282,498
3,700	Crown Holdings, Inc.[j]	195,915
22,600	Daicel Corporation	272,906
4,629	Domtar Corporation	169,051
24,000	DOWA Holdings Company, Ltd.	172,675
1,340	Eagle Materials, Inc.	130,168
13,656	Evonik Industries AG	445,111
2,970	FMC Corporation	206,682
9,808	Granges AB	89,640
4,200	JSR Corporation	71,064
19,500	Kuraray Company, Ltd.	296,646
7,900	Kyoei Steel, Ltd.	141,619
22,000	Mitsubishi Chemical Holdings Corporation	170,806
2,000	Mitsubishi Materials Corporation	60,706
500	Nippon Shokubai Company, Ltd.	34,120
60,505	Norsk Hydro ASA	352,607
6,718	Nufarm, Ltd.	49,777
38,000	Oji Holdings Corporation	178,214
14,840	Orora, Ltd.	33,552
3,080	Packaging Corporation of America	282,190
2,140	PPG Industries, Inc.	224,871
13,500	Rengo Company, Ltd.	78,198
1,647	Rio Tinto, Ltd.	76,046
4,760	Solvay SA	580,771
8,240	Steel Dynamics, Inc.	286,422
1,400	Sumitomo Seika Chemicals Company, Ltd.	59,705
6,300	Toagosei Company, Ltd.	72,033
29,119	UPM-Kymmene Oyj[k]	683,689
18,185	Verso Corporation[j]	109,110
1,600	Yamato Kogyo Company, Ltd.	41,394
12,805	Yara International ASA	493,220

	Total	7,768,664

Real Estate (3.7%)
2,000	Acadia Realty Trust	60,120
1,000	Agree Realty Corporation	47,960
8,019	Alexandria Real Estate Equities, Inc.	886,260
2,700	American Campus Communities, Inc.	128,493
4,350	American Homes 4 Rent	99,876
4,200	Apartment Investment & Management Company	186,270
4,500	Apple Hospitality REIT, Inc.	85,950
2,700	AvalonBay Communities, Inc.	495,720
2,280	Bluerock Residential Growth REIT, Inc.	28,067
4,977	Boston Properties, Inc.	659,005
3,600	Brandywine Realty Trust	58,428
30,615	Brixmor Property Group, Inc.	656,998
8,230	Camden Property Trust	662,186
59,600	CapitaLand Mall Trust	83,913
1,875	Care Capital Properties, Inc.	50,381
1,101	Chesapeake Lodging Trust	26,380
1,000	City Office REIT, Inc.	12,150
450	Colony Starwood Homes	15,278
1,000	Columbia Property Trust, Inc.	22,250
7,510	Cominar Real Estate Investment Trust	81,320
2,200	CoreCivic, Inc.	69,124
750	CoreSite Realty Corporation	67,537
2,000	Corporate Office Properties Trust	66,200

Shares	Common Stock (27.3%)	Value
Real Estate (3.7%) - continued
7,390	Cousins Properties, Inc.	$61,115
5,730	Crown Castle International Corporation	541,198
4,500	CubeSmart	116,820
2,400	CyrusOne, Inc.	123,528
400	Daito Trust Construction Company, Ltd.	54,999
2,200	DCT Industrial Trust, Inc.	105,864
6,600	DDR Corporation	82,698
48,100	DEXUS Property Group	358,999
3,718	DiamondRock Hospitality Company	41,456
3,436	Digital Realty Trust, Inc.	365,556
2,700	Douglas Emmett, Inc.	103,680
32,480	Duke Realty Corporation	853,250
1,200	DuPont Fabros Technology, Inc.	59,508
254	EastGroup Properties, Inc.	18,677
1,200	Education Realty Trust, Inc.	49,020
656	Empire State Realty Trust, Inc.	13,540
1,366	EPR Properties	100,579
1,992	Equinix, Inc.	797,537
2,500	Equity Commonwealth[j]	78,050
1,800	Equity Lifestyle Properties, Inc.	138,708
9,990	Equity Residential	621,578
1,450	Essex Property Trust, Inc.	335,718
2,900	Extra Space Storage, Inc.	215,731
1,200	Federal Realty Investment Trust	160,200
2,900	FelCor Lodging Trust, Inc.	21,779
3,000	First Industrial Realty Trust, Inc.	79,890
4,442	Forest City Realty Trust, Inc.	96,747
3,700	Gaming and Leisure Properties, Inc.	123,654
12,667	General Growth Properties, Inc.	293,621
1,700	GEO Group, Inc.	78,829
1,980	Gramercy Property Trust	52,074
13,316	H&R Real Estate Investment Trust	231,004
8,800	HCP, Inc.	275,264
2,600	Healthcare Realty Trust, Inc.	84,500
3,800	Healthcare Trust of America, Inc.	119,548
3,000	Highwoods Properties, Inc.	147,390
3,600	Hospitality Properties Trust	113,508
15,411	Host Hotels & Resorts, Inc.	287,569
3,450	Hudson Pacific Properties, Inc.	119,508
54,000	Hysan Development Company, Ltd.	244,990
2,900	Invitation Homes, Inc.[j]	63,307
4,700	Iron Mountain, Inc.	167,649
2,000	Kilroy Realty Corporation	144,160
10,400	Kimco Realty Corporation	229,736
500	Kite Realty Group Trust	10,750
1,369	Lamar Advertising Company	102,319
2,300	LaSalle Hotel Properties	66,585
3,000	Liberty Property Trust	115,650
991	Life Storage, Inc.	81,381
2,850	Macerich Company	183,540
1,800	Mack-Cali Realty Corporation	48,492
6,500	Medical Properties Trust, Inc.	83,785
2,299	Mid-America Apartment Communities, Inc.	233,900
1,600	National Health Investors, Inc.	116,208
4,000	National Retail Properties, Inc.	174,480
1,853	National Storage Affiliates Trust	44,287
82,356	New World Development Company, Ltd.	101,477
3,050	Omega Healthcare Investors, Inc.	100,619
2,500	Outfront Media, Inc.	66,375
2,067	Park Hotels & Resorts, Inc.	53,060
573	Parkway, Inc.	11,397
1,200	Pebblebrook Hotel Trust	35,052

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (27.3%)	Value
Real Estate (3.7%) - continued
6,150	Physicians Realty Trust	$122,200
800	Piedmont Office Realty Trust, Inc.	17,104
15,953	Prologis, Inc.	827,642
4,182	Public Storage, Inc.	915,482
1,023	QTS Realty Trust, Inc.	49,871
1,860	Quality Care Properties, Inc.[j]	35,080
4,843	Realty Income Corporation	288,304
3,560	Regency Centers Corporation	236,348
2,200	Retail Opportunity Investments Corporation	46,266
3,600	Retail Properties of America, Inc.	51,912
3,288	RLJ Lodging Trust	77,301
600	Ryman Hospitality Properties	37,098
3,275	Senior Housing Property Trust	66,319
8,600	Simon Property Group, Inc.	1,479,458
2,000	SL Green Realty Corporation	213,240
15,500	Spirit Realty Capital, Inc.	157,015
700	STAG Industrial, Inc.	17,514
82,471	Stockland	292,447
4,356	Store Capital Corporation	104,021
2,798	Summit Hotel Properties, Inc.	44,712
1,450	Sun Communities, Inc.	116,478
4,000	Sun Hung Kai Properties, Ltd.	58,801
4,355	Sunstone Hotel Investors, Inc.	66,762
1,964	Tanger Factory Outlet Centers, Inc.	64,360
1,300	Taubman Centers, Inc.	85,826
5,200	UDR, Inc.	188,552
1,800	Urban Edge Properties	47,340
500	Urstadt Biddle Properties, Inc.	10,280
7,150	Ventas, Inc.	465,036
14,909	VEREIT, Inc.	126,577
5,340	Vornado Realty Trust	535,655
2,100	Washington Prime Group, Inc.	18,249
500	Washington REIT	15,640
2,400	Weingarten Realty Investors	80,136
7,189	Welltower, Inc.	509,125
8,000	Wheelock and Company, Ltd.	63,282
40,700	Wing Tai Holdings, Ltd.	54,830
1,300	WP Carey, Inc.	80,886
2,200	Xenia Hotels & Resorts, Inc.	37,554

	Total	22,256,662

Telecommunications Services (0.3%)
8,239	Elisa Oyj[k]	291,258
7,884	Freenet AG	256,276
28,951	Inmarsat plc	308,435
120,060	KCOM Group plc	135,381
3,600	Nippon Telegraph & Telephone Corporation	153,912
8,300	NTT DOCOMO, Inc.	193,824
140,273	PCCW, Ltd.	82,750
3,996	Proximus SA	125,223
15,582	TDC AS	80,252
12,200	Telefonica Deutschland Holding AG	60,485
7,936	Telenor ASA	132,019

	Total	1,819,815

Utilities (0.4%)
2,674	ATCO, Ltd.	103,976
146,968	Centrica plc	400,191
5,768	E.ON SE	45,856
99,021	Electricidade de Portugal SA	334,807
20,399	MDU Resources Group, Inc.	558,321
8,336	NorthWestern Corporation	489,323
87,000	Osaka Gas Company, Ltd.	331,730

Shares	Common Stock (27.3%)	Value
Utilities (0.4%) - continued
34,332	Redes Energeticas Nacionais SGPS SA	$103,200

	Total	2,367,404

	Total Common Stock (cost $148,048,815)	163,068,750

Shares	Registered Investment Companies (3.3%)	Value
Equity Funds/ETFs (1.7%)
256,500	Alerian MLP ETF	3,260,115
24,810	iShares Dow Jones US Home Construction Index Fund	793,424
6,202	iShares MSCI EAFE Index Fund	386,323
40,820	Materials Select Sector SPDR Fund	2,139,376
30,110	Utilities Select Sector SPDR Fund	1,544,944
25,000	Vanguard High Dividend Yield ETF	1,941,250

	Total	10,065,432

Fixed Income Funds/ETFs (1.6%)
10,445	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,187,596
51,300	iShares S&P U.S. Preferred Stock Index Fund	1,985,310
77,325	Vanguard Short-Term Corporate Bond ETF	6,165,896

	Total	9,338,802

	Total Registered Investment Companies (cost $19,293,995)	19,404,234

Shares	Preferred Stock (2.2%)	Value
Consumer Staples (0.4%)
4,500	Bunge, Ltd., Convertible, 4.875%[g]	482,625
26,000	CHS, Inc., 6.750%[g]	727,740
31,200	CHS, Inc., 7.100%[g]	891,384
400	Henkel AG & Company KGaA, 1.470%	51,270

	Total	2,153,019

Energy (<0.1%)
2,401	Alpha Natural Resources, Inc., 0.000%[j]	47,419
2,401	ANR Holdings, Inc., 0.000%[j]	11,405

	Total	58,824

Financials (1.6%)
6,475	Agribank FCB, 6.875%[g]	692,825
39,710	Annaly Capital Management, Inc., 7.500%[g]	992,750
37,225	Citigroup, Inc. 6.875%[g]	1,054,584
26,020	Citigroup, Inc., 7.409%[d]	693,433
8,650	Cobank ACB, 6.250%[g]	906,088
7,350	Federal National Mortgage Association, 0.000%[g,j]	48,436
46,050	GMAC Capital Trust I, 6.824%[d]	1,171,052
30,800	Goldman Sachs Group, Inc., 5.500%[g]	826,056
13,620	Morgan Stanley, 6.875%[g]	384,084
22,200	Morgan Stanley, 7.125%[g]	646,686
15,500	PNC Financial Services Group, Inc., 6.125%[g]	439,735
28,000	U.S. Bancorp, 6.500%[g]	802,480
1,012	Wells Fargo & Company, Convertible, 7.500%[g]	1,254,880

	Total	9,913,089

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Preferred Stock (2.2%)	Value
Health Care (0.1%)
810	Allergan plc, Convertible, 5.500%	$685,969

	Total	685,969

Real Estate (0.1%)
5,170	American Tower Corporation, Convertible, 5.500%	577,489

	Total	577,489

	Total Preferred Stock (cost $12,676,005)	13,388,390

Shares	Collateral Held for Securities Loaned (0.2%)	Value
1,413,316	Thrivent Cash Management Trust	1,413,316

	Total Collateral Held for Securities Loaned (cost $1,413,316)	1,413,316

Shares or Principal Amount	Short-Term Investments (11.6%)[l]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.520%, 4/17/2017[m]	99,973
900,000	0.770%, 5/3/2017[m]	899,453
400,000	0.755%, 5/5/2017[m]	399,740
100,000	0.775%, 5/31/2017[m]	99,882
200,000	0.790%, 6/16/2017[m]	199,692
	Thrivent Core Short-Term Reserve Fund
6,775,896	1.070%	67,758,960

	Total Short-Term Investments (cost $69,457,572)	69,457,700

	Total Investments (cost $619,263,526) 107.2%	$641,265,028

	Other Assets and Liabilities, Net (7.2%)	(43,019,038)

	Total Net Assets 100.0%	$598,245,990

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $71,188,633 or 11.9% of total net assets.

f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

j	Non-income producing security.
k	All or a portion of the security is on loan.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Portfolio as of March 31, 2017 was $17,370,964 or 2.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$389,546
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	322,223
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	870,282
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	854,584
Contura Energy, Inc., 8/1/2021	11/4/2013	137,886
Digicel, Ltd., 4/15/2021	6/9/2014	776,477
GCAT, LLC, 3/25/2047	3/22/2017	1,222,707
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	538,974
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	999,803
Marlette Funding Trust, 1/17/2023	7/20/2016	1,034,311
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	287,621
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	736,656
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	1,299,998
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	1,061,310
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	842,301
Pretium Mortgage Credit Partners I, LLC, 7/27/2031	6/17/2016	933,586
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	982,164
Pretium Mortgage Credit Partners, LLC, 4/29/2031	3/31/2017	1,100,000
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	485,755
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	327,246
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	1,049,255
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	199,315
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	734,931

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of March 31, 2017:

Securities Lending Transactions
Common Stock	$1,369,365
Total lending	$1,369,365
Gross amount payable upon return of collateral for securities loaned	$1,413,316
Net amounts due to counterparty	$43,951

    Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$30,523,765
Gross unrealized depreciation	(8,522,263)

Net unrealized appreciation (depreciation)	$22,001,502

Cost for federal income tax purposes	$619,263,526

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	6,481,083	–	6,481,083	–
Capital Goods	4,540,391	–	4,540,391	–
Communications Services	23,829,387	–	23,344,935	484,452
Consumer Cyclical	8,552,301	–	7,864,018	688,283
Consumer Non-Cyclical	14,848,645	–	14,565,665	282,980
Energy	2,611,261	–	2,611,261	–
Financials	4,766,721	–	4,766,721	–
Technology	9,237,084	–	9,237,084	–
Transportation	1,318,866	–	1,318,866	–
Utilities	2,088,254	–	2,088,254	–
Long-Term Fixed Income
Asset-Backed Securities	22,294,181	–	22,294,181	–
Basic Materials	5,265,929	–	5,265,929	–
Capital Goods	10,619,603	–	10,619,603	–
Collateralized Mortgage Obligations	62,879,698	–	60,556,535	2,323,163
Commercial Mortgage-Backed Securities	879,794	–	879,794	–
Communications Services	19,922,862	–	19,922,862	–
Consumer Cyclical	16,464,546	–	16,464,546	–
Consumer Non-Cyclical	15,423,597	–	15,423,597	–
Energy	16,013,724	–	16,013,724	–
Financials	47,179,200	–	44,301,357	2,877,843
Foreign Government	21,468,768	–	21,468,768	–
Mortgage-Backed Securities	39,448,600	–	39,448,600	–
Technology	10,111,174	–	10,111,174	–
Transportation	2,348,301	–	2,348,301	–
Utilities	5,938,668	–	5,938,668	–
Common Stock
Consumer Discretionary	22,976,671	16,809,427	6,167,244	–
Consumer Staples	8,763,859	5,589,291	3,174,568	–
Energy	10,554,603	6,196,021	4,358,582	–
Financials	27,257,121	17,407,217	9,849,904	–
Health Care	15,716,755	13,008,264	2,708,491	–
Industrials	18,338,640	10,513,269	7,825,371	–
Information Technology	25,248,556	23,378,214	1,870,342	–
Materials	7,768,664	1,785,172	5,983,492	–
Real Estate	22,256,662	20,630,600	1,626,062	–
Telecommunications Services	1,819,815	–	1,819,815	–
Utilities	2,367,404	1,047,644	1,319,760	–
Registered Investment Companies
Fixed Income Funds/ETFs	9,338,802	9,338,802	–	–
Equity Funds/ETFs	10,065,432	10,065,432	–	–
Preferred Stock
Consumer Staples	2,153,019	2,101,749	51,270	–
Energy	58,824	–	58,824	–
Financials	9,913,089	8,314,176	1,598,913	–
Health Care	685,969	685,969	–	–
Real Estate	577,489	577,489	–	–
Short-Term Investments	1,698,740	–	1,698,740	–

Subtotal Investments in Securities	$572,092,752	$147,448,736	$417,987,295	$6,656,721

Other Investments*	Total
Short-Term Investments	67,758,960
Collateral Held for Securities Loaned	1,413,316

Subtotal Other Investments	$69,172,276

Total Investments at Value	$641,265,028

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	160,922	160,922	–	–

Total Asset Derivatives	$160,922	$160,922	$–	$–

Liability Derivatives
Futures Contracts	29,218	29,218	–	–

Total Liability Derivatives	$29,218	$29,218	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $1,698,740 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	10	June 2017	$1,241,673	$1,245,626	$3,953
CBOT 2-Yr. U.S. Treasury Note	(26)	July 2017	(5,627,296)	(5,627,782)	(486)
CBOT 5-Yr. U.S. Treasury Note	176	July 2017	20,728,671	20,719,875	(8,796)
CBOT U.S. Long Bond	39	June 2017	5,764,533	5,882,906	118,373
CME E-mini S&P 500 Index	54	June 2017	6,389,776	6,369,840	(19,936)
CME S&P 500 Index	(40)	June 2017	(23,629,834)	(23,592,000)	37,834
CME Ultra Long Term U.S. Treasury Bond	1	June 2017	159,863	160,625	762
Total Futures Contracts					$131,704

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust- Collateral Investment	$172,250	$4,481,568	$3,240,502	1,413,316	$1,413,316	$5,520
Core Short-Term Reserve Fund	64,989,751	83,429,538	80,660,329	6,775,896	67,758,960	162,084
Total Value and Income Earned	$65,162,001				$69,172,276	$167,604

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (30.4%)[a]	Value
Basic Materials (2.6%)
	Alpha 3 BV, Term Loan
$205,000	4.147%, 1/31/2024	$205,385
	Arch Coal, Inc., Term Loan
315,000	5.000%, 2/28/2024[b,c]	314,310
	Chemours Company, Term Loan
435,000	0.000%, 5/12/2022[b,c]	437,175
333,841	6.000%, 5/12/2022	335,511
	Contura Energy, Inc., Term Loan
580,000	6.000%, 2/23/2024	572,750
	Fortescue Metals Group, Ltd., Term Loan
217,542	3.750%, 6/30/2019	218,664
	Ineos Finance, LLC, Term Loan
935,000	0.000%, 3/31/2022[b,c]	939,507
	Peabody Energy Corporation, Term Loan
165,000	0.000%, 2/7/2022[b,c]	164,794
	Tronox Pigments BV, Term Loan
681,153	4.647%, 3/19/2020	684,844

	Total	3,872,940

Capital Goods (2.2%)
	Advanced Disposal Services, Inc., Term Loan
584,166	3.698%, 11/10/2023	587,209
	Berry Plastics Corporation, Term Loan
540,000	3.524%, 1/19/2024	543,224
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,085,000	5.030%, 11/30/2023	1,095,177
	Reynolds Group Holdings, Inc., Term Loan
348,252	3.982%, 2/5/2023	349,450
	Sterigenics-Nordion Holdings, LLC, Term Loan
740,000	0.000%, 5/15/2022[b,c]	740,000

	Total	3,315,060

Communications Services (10.1%)
	Altice Financing SA, Term Loan
290,000	0.000%, 6/22/2025[b,c]	290,000
	Altice US Finance I Corporation, Term Loan
448,875	3.982%, 1/15/2025	448,036
365,000	0.000%, 7/14/2025[b,c]	364,431
	Atlantic Broadband Penn, LLC, Term Loan
75,278	3.482%, 11/30/2019	75,448
	Beasley Broadcast Group, Inc., Term Loan
290,660	7.000%, 11/1/2023	294,294
	Birch Communication Inc., Term Loan
400,894	8.400%, 7/17/2020	352,786
	CBS Radio, Inc., Term Loan
383,843	4.500%, 10/17/2023	386,561
	Cengage Learning Acquisitions, Term Loan
570,687	5.250%, 6/7/2023	543,043
	Charter Communications Operating, LLC, Term Loan
54,858	2.990%, 7/1/2020	54,979
54,858	2.990%, 1/3/2021	54,967
475,000	0.000%, 1/15/2024[b,c]	477,047

Principal Amount	Bank Loans (30.4%)[a]	Value
Communications Services (10.1%) - continued
	Cincinnati Bell, Inc., Term Loan
$150,727	4.000%, 9/10/2020	$151,367
	CSC Holdings, LLC, Term Loan
311,719	3.943%, 10/11/2024	310,843
485,000	0.000%, 7/15/2025[b,c]	484,273
	Entercom Radio, LLC, Term Loan
285,500	4.563%, 11/1/2023	286,856
	FairPoint Communications, Inc., Term Loan
429,226	7.500%, 2/14/2019	430,943
	Gray Television, Inc., Term Loan
493,763	3.334%, 2/7/2024	495,821
	Hargray Communications Group, Inc., Term Loan
514,431	4.897%, 6/26/2019	516,361
	Hargray Merger Subsidiary Corporation, Term Loan
230,000	0.000%, 6/24/2024[b,c]	230,359
	Intelsat Jackson Holdings SA, Term Loan
160,000	3.887%, 6/30/2019	156,490
	Level 3 Financing, Inc., Term Loan
1,025,000	3.227%, 2/22/2024	1,026,281
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
475,000	4.523%, 1/7/2022	472,824
	LTS Buyer, LLC, Term Loan
667,433	4.397%, 4/13/2020	669,936
	McGraw-Hill Global Education Holdings, LLC, Term Loan
461,512	5.000%, 5/4/2022	455,873
	Mediacom Illinois, LLC, Term Loan
260,000	3.200%, 2/15/2024	261,084
	NEP/NCP Holdco, Inc., Term Loan
744,260	4.250%, 1/22/2020	743,948
	Numericable US, LLC, Term Loan
392,162	5.289%, 1/15/2024	392,440
	SBA Senior Finance II, LLC, Term Loan
729,375	3.240%, 3/24/2021	730,695
216,150	3.240%, 6/10/2022	216,150
	SFR Group SA, Term Loan
265,000	0.000%, 3/22/2025[b,c]	263,924
	Sprint Communications, Inc., Term Loan
1,065,000	3.500%, 2/2/2024	1,064,244
	TNS, Inc., Term Loan
50,956	5.000%, 2/14/2020	51,275
	Univision Communications, Inc., Term Loan
245,237	3.750%, 3/15/2024	243,601
	Virgin Media Bristol, LLC, Term Loan
550,000	3.662%, 1/31/2025	551,205
	WideOpenWest Finance, LLC, Term Loan
920,375	4.554%, 8/18/2023	924,461
	Zayo Group, LLC, Term Loan
235,125	3.500%, 1/13/2024[b,c]	235,941
494,875	3.500%, 1/19/2024	496,592

	Total	15,205,379

Consumer Cyclical (3.2%)
	Amaya Holdings BV, Term Loan
622,593	4.647%, 8/1/2021	623,632

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (30.4%)[a]	Value
Consumer Cyclical (3.2%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$249,141	3.700%, 8/13/2021	$249,842
	Ceridian HCM Holding, Inc., Term Loan
131,983	4.540%, 9/15/2020	130,828
	Eldorado Resorts, Inc., Term Loan
250,000	0.000%, 3/16/2024[b,c]	249,375
	Four Seasons Holdings, Inc., Term Loan
533,663	4.147%, 11/30/2023	538,999
	Golden Nugget, Inc., Term Loan
284,754	4.540%, 11/21/2019	288,492
	Golden Nugget, Inc., Term Loan Delayed Draw
122,037	4.500%, 11/21/2019	123,640
	IMG Worldwide, Inc., Term Loan
150,000	8.290%, 5/6/2022	151,500
	KAR Auction Services, Inc., Term Loan
376,200	4.500%, 3/9/2023	380,120
	Michaels Stores, Inc., Term Loan
323,217	3.750%, 1/30/2023	322,141
	Mohegan Tribal Gaming Authority, Term Loan
423,937	5.500%, 10/13/2023	424,379
	Scientific Games International, Inc., Term Loan
1,235,000	4.846%, 10/1/2021	1,250,240
	Seminole Hard Rock Entertainment, Inc., Term Loan
116,667	3.897%, 5/14/2020	117,153

	Total	4,850,341

Consumer Non-Cyclical (4.9%)
	Air Medical Group Holdings, Inc., Term Loan
320,081	5.000%, 4/28/2022	320,216
	Albertson’s, LLC, Term Loan
336,786	4.401%, 12/21/2022	338,787
610,839	4.302%, 6/22/2023	613,893
	Berry Plastics Corporation, Term Loan
410,000	3.108%, 2/8/2020	412,243
150,000	3.108%, 1/6/2021	150,675
	CHS/Community Health Systems, Inc., Term Loan
723,281	4.048%, 1/27/2021	712,974
	Endo Luxembourg Finance I Company SARL, Term Loan
360,437	4.000%, 9/26/2022	359,886
	Grifols Worldwide Operations USA, Inc., Term Loan
445,000	3.194%, 1/31/2025	445,565
	JBS USA LUX SA, Term Loan
895,000	3.289%, 10/30/2022	897,801
	MultiPlan, Inc., Term Loan
501,657	4.897%, 6/7/2023	507,747
	Ortho-Clinical Diagnostics, Inc., Term Loan
432,024	4.750%, 6/30/2021	429,323
	PetSmart, Inc., Term Loan
263,658	4.020%, 3/11/2022	251,464

Principal Amount	Bank Loans (30.4%)[a]	Value
Consumer Non-Cyclical (4.9%) - continued
	Revlon Consumer Products Corporation, Term Loan
$243,775	4.482%, 9/7/2023	$243,497
	Valeant Pharmaceuticals International, Inc., Term Loan
1,641,761	5.570%, 4/1/2022[b,c]	1,645,389

	Total	7,329,460

Energy (0.8%)
	Exgen Renewables I, LLC, Term Loan
253,314	5.272%, 2/8/2021	254,581
	Houston Fuel Oil Terminal, LLC, Term Loan
232,614	4.400%, 8/19/2021	231,451
	McJunkin Red Man Corporation, Term Loan
137,904	5.000%, 11/8/2019	138,594
	MEG Energy Corporation, Term Loan
285,000	4.540%, 12/31/2023	284,840
	Pacific Drilling SA, Term Loan
245,438	4.625%, 6/3/2018	111,981
	Western Refining, Inc., Term Loan
113,533	5.250%, 11/12/2020	113,533
89,100	5.500%, 6/23/2023	89,100

	Total	1,224,080

Financials (1.3%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
415,000	0.000%, 7/20/2020[b,c]	420,362
	Colorado Buyer, Inc., Term Loan
135,000	0.000%, 3/15/2024[b,c]	135,675
80,000	0.000%, 3/15/2025[b,c]	80,300
	MoneyGram International, Inc., Term Loan
398,179	4.397%, 3/27/2020	397,682
	Sable International Finance, Ltd., Term Loan
630,000	5.732%, 12/30/2022	634,460
	TransUnion, LLC, Term Loan
349,102	3.482%, 4/9/2023	351,067

	Total	2,019,546

Technology (3.7%)
	Accudyne Industries, LLC, Term Loan
221,712	4.147%, 12/13/2019	207,671
	Dell International, LLC, Term Loan
175,000	3.490%, 9/7/2023	175,583
	First Data Corporation, Term Loan
1,027,606	3.984%, 3/24/2021	1,035,128
361,954	3.984%, 7/8/2022	364,593
	Harland Clarke Holdings Corporation, Term Loan
343,470	7.147%, 12/31/2021	346,218
342,968	6.647%, 2/9/2022	345,112
	Micron Technologies, Inc., Term Loan
327,774	4.740%, 4/26/2022	328,901
	ON Semiconductor Corporation, Term Loan
170,631	0.000%, 3/31/2023[b,c]	171,306
	Rackspace Hosting, LLC, Term Loan
648,375	4.535%, 11/3/2023	652,337
	RP Crown Parent, LLC, Term Loan
448,875	4.500%, 10/12/2023	451,402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (30.4%)[a]	Value
Technology (3.7%) - continued
	Western Digital Corporation, Term Loan
$947,625	3.732%, 4/29/2023	$952,230
	Xerox Business Services, LLC, Term Loan
548,625	6.334%, 12/7/2023	554,248

	Total	5,584,729

Transportation (0.6%)
	OSG Bulk Ships, Inc., Term Loan
416,979	5.290%, 8/5/2019	412,810
	XPO Logistics, Inc., Term Loan
450,000	3.108%, 11/1/2021	451,053

	Total	863,863

Utilities (1.0%)
	Calpine Corporation, Term Loan
150,000	2.740%, 12/31/2019	149,688
771,076	3.900%, 1/15/2024	773,968
	Intergen NV, Term Loan
205,849	5.650%, 6/12/2020	204,562
	Talen Energy Supply, LLC, Term Loan
302,098	6.060%, 12/6/2023[b,c]	303,986

	Total	1,432,204

	Total Bank Loans (cost $45,633,540)	45,697,602

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Asset-Backed Securities (4.4%)
	Asset Backed Securities Corporation Home Equity Loan Trust
	1.122%, 7/25/2036, Ser.
162,510	2006-HE5, Class A4[d]	150,438
	Bayview Opportunity Master Fund Trust
	3.623%, 4/28/2030, Ser.
23,729	2015-3, Class A1[e]	23,856
	3.721%, 7/28/2035, Ser.
178,624	2015-NPLA, Class Ae,f	178,838
	Citi Held For Asset Issuance
	4.480%, 8/15/2022, Ser.
141,211	2016-MF1, Class A*	142,956
	Credit Based Asset Servicing and Securitization, LLC
	3.464%, 12/25/2036, Ser.
102,698	2006-CB2, Class AF2[f]	75,237
	DRB Prime Student Loan Trust
	2.890%, 6/25/2040, Ser.
232,696	2016-B, Class A2[e]	231,976
	Earnest Student Loan Program, LLC
	2.680%, 7/25/2035, Ser.
230,147	2016-C, Class A2[e]	226,790
	First Horizon ABS Trust
	1.142%, 10/25/2034, Ser.
116,976	2006-HE1, Class Ad,g	114,421
	FRS, LLC
	1.800%, 4/15/2043, Ser.
62,197	2013-1A, Class A1*	60,936
	GMAC Mortgage Corporation Loan Trust
	1.278%, 8/25/2035, Ser.
208,822	2005-HE1, Class A2[d,g]	199,802

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Asset-Backed Securities (4.4%) - continued
	3.578%, 9/19/2035, Ser.
$36,799	2005-AR5, Class 5A1	$33,811
	GSAA Home Equity Trust
	1.252%, 7/25/2037, Ser.
304,743	2007-7, Class A4[d]	276,907
	Impac CMB Trust
	1.502%, 4/25/2035, Ser.
185,013	2005-2, Class 1A1[d]	169,149
	1.622%, 8/25/2035, Ser.
33,222	2005-5, Class A1[d]	29,226
	J.P. Morgan Mortgage Acquisition Trust
	4.451%, 3/25/2047, Ser.
135,099	2007-HE1, Class AF4[f]	100,931
	Lehman XS Trust
	5.440%, 8/25/2035, Ser.
161,239	2005-2, Class 2A3Bf	138,855
	Mariner Finance Issuance Trust
	3.620%, 2/20/2029, Ser.
300,000	2017-AA, Class A*	301,530
	Marlette Funding Trust
	3.060%, 1/17/2023, Ser.
206,925	2016-1A, Class A*	207,593
	2.827%, 3/15/2024, Ser.
350,000	2017-AA, Class Ae	350,528
	Merrill Lynch Mortgage Investors Trust
	2.841%, 6/25/2035, Ser.
251,398	2005-A5, Class M1	175,690
	MLCC Mortgage Investors, Inc.
	1.642%, 9/25/2029, Ser.
94,257	2004-D, Class A1[d]	93,407
	Murray Hill Marketplace Trust
	4.190%, 11/25/2022, Ser.
74,904	2016-LC1, Class A*	75,490
	NCF Dealer Floorplan Master Trust
	4.228%, 3/21/2022, Ser.
150,000	2016-1A, Class A*,d	149,039
	NRZ Advance Receivables Trust Advance Receivables Backed
	2.751%, 6/15/2049, Ser.
300,000	2016-T1, Class AT1*	297,163
	Popular ABS Mortgage Pass-Through Trust
	4.230%, 11/25/2035, Ser.
253,000	2005-5, Class AF4	249,794
	Preston Ridge Partners Mortgage Trust, LLC
	4.000%, 9/27/2021, Ser.
187,178	2016-1A, Class A1*,f	186,348
	4.250%, 1/25/2022, Ser.
241,207	2017-1A, Class A1*,f	241,900
	Renaissance Home Equity Loan Trust
	5.797%, 8/25/2036, Ser.
233,803	2006-2, Class AF3[f]	141,390
	5.285%, 1/25/2037, Ser.
186,523	2006-4, Class AF2[f]	102,890
	SoFi Consumer Loan Program, LLC
	3.050%, 12/26/2025, Ser.
216,208	2016-3, Class Ae	216,311
	3.280%, 1/26/2026, Ser.
187,737	2017-1, Class Ae	188,619

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Asset-Backed Securities (4.4%) - continued
	US Residential Opportunity Fund Trust
	3.475%, 7/27/2036, Ser.
$228,099	2016-1III, Class A*,f	$226,925
	Vericrest Opportunity Loan Transferee
	3.375%, 10/25/2058, Ser.
59,900	2015-NPL3, Class A1*,f	59,665
	3.500%, 6/26/2045, Ser.
77,964	2015-NPL9, Class A1[e]	77,918
	3.625%, 7/25/2045, Ser.
76,939	2015-NP10, Class A1[e,f]	77,125
	3.500%, 7/25/2046, Ser.
269,034	2016-NPL8, Class A1[e,f]	270,479
	3.500%, 10/25/2046, Ser.
238,171	2016-NP11, Class A1[e,f]	239,892
	3.625%, 11/26/2046, Ser.
253,077	2016-NP12, Class A1[e,f]	252,001
	3.500%, 2/25/2047, Ser.
147,645	2017-NPL1, Class A1[e,f]	147,110
	Wachovia Asset Securitization, Inc.
	1.122%, 7/25/2037, Ser.
286,608	2007-HE1, Class A*,d,g	246,188

	Total	6,729,124

Basic Materials (0.8%)
	Alcoa Nederland Holding BV
75,000	6.750%, 9/30/2024[e]	80,437
	ArcelorMittal SA
120,000	6.250%, 3/1/2021	129,600
	BWAY Holding Company
80,000	5.500%, 4/15/2024[c,e]	80,600
	Dow Chemical Company
24,000	8.550%, 5/15/2019	27,204
	First Quantum Minerals, Ltd.
130,000	7.000%, 2/15/2021[e]	133,900
	INEOS Group Holdings SA
250,000	5.625%, 8/1/2024[e]	250,625
	Kinross Gold Corporation
38,000	5.125%, 9/1/2021	39,568
	LyondellBasell Industries NV
26,000	5.000%, 4/15/2019	27,382
	NOVA Chemicals Corporation
97,215	5.250%, 8/1/2023[e]	99,402
	Steel Dynamics, Inc.
155,000	5.000%, 12/15/2026[e]	156,937
	Vale Overseas, Ltd.
38,000	5.875%, 6/10/2021	40,722
57,000	6.250%, 8/10/2026	61,916
	Xstrata Finance Canada, Ltd.
57,000	4.950%, 11/15/2021[e]	61,207

	Total	1,189,500

Capital Goods (1.4%)
	AECOM
180,000	5.875%, 10/15/2024	191,250
	Bombardier, Inc.
160,000	7.500%, 3/15/2025[e]	164,400
	Building Materials Corporation of America
175,000	6.000%, 10/15/2025[e]	180,688
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[e]	134,550
	Cintas Corporation No. 2
57,000	2.900%, 4/1/2022	57,658

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Capital Goods (1.4%) - continued
	CNH Industrial Capital, LLC
$195,000	4.375%, 11/6/2020	$201,581
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	122,700
	General Electric Company
199,000	5.000%, 1/21/2021[h]	209,696
	L3 Technologies, Inc.
75,000	4.950%, 2/15/2021	80,581
	Lockheed Martin Corporation
35,000	2.500%, 11/23/2020	35,237
	Owens-Brockway Glass Container, Inc.
155,000	5.000%, 1/15/2022[e]	159,456
	Reynolds Group Issuer, Inc.
240,000	5.125%, 7/15/2023[e]	246,600
	Rockwell Collins, Inc.
57,000	1.950%, 7/15/2019[c]	57,037
	Roper Industries, Inc.
34,000	2.050%, 10/1/2018	34,106
	Roper Technologies, Inc.
60,000	2.800%, 12/15/2021	60,061
	United Rentals North America, Inc.
170,000	5.500%, 7/15/2025	175,100

	Total	2,110,701

Collateralized Mortgage Obligations (6.8%)
	Alternative Loan Trust
	5.500%, 5/25/2035, Ser.
16,915	2005-J3, Class 2A13	16,860
	American Home Mortgage Assets Trust
	1.598%, 9/25/2046, Ser.
117,228	2006-2, Class 1A1[d]	81,699
	1.172%, 12/25/2046, Ser.
204,479	2006-6, Class A1Ad	155,966
	Angel Oak Mortgage Trust
	4.500%, 11/25/2045, Ser.
93,349	2015-1, Class A*,f	93,695
	Bayview Opportunity Master Fund Trust
	3.475%, 7/28/2031, Ser.
187,660	2016-RPL3, Class A1[e]	187,014
	Bear Stearns Adjustable Rate Mortgage Trust
	2.830%, 10/25/2035, Ser.
141,969	2005-9, Class A1[d]	136,374
	Bear Stearns ALT-A Trust
	3.437%, 10/25/2033, Ser.
107,304	2003-3, Class 5A	105,489
	3.317%, 6/25/2034, Ser.
100,047	2004-5, Class 3A1	100,321
	ChaseFlex Trust
	6.500%, 2/25/2035, Ser.
325,058	2005-1, Class 1A5	315,608
	CHL Mortgage Pass-Through Trust
	6.000%, 4/25/2037, Ser.
180,399	2007-3, Class A18	152,878
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
228,061	2007-A4, Class 1A5	195,012
	COLT Mortgage Loan Trust
	2.750%, 9/25/2046, Ser.
208,094	2016-2, Class A1*	209,596

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Collateralized Mortgage Obligations (6.8%) - continued
	Countrywide Alternative Loan Trust
	5.750%, 8/25/2035, Ser.
$131,257	2005-28CB, Class 2A5	$114,644
	5.500%, 10/25/2035, Ser.
136,821	2005-46CB, Class A8	128,279
	1.638%, 12/25/2035, Ser.
222,575	2005-69, Class A1[d]	196,233
	5.500%, 2/25/2036, Ser.
49,477	2005-85CB, Class 2A2	45,802
	6.000%, 1/25/2037, Ser.
70,706	2006-39CB, Class 1A16	67,438
	5.500%, 5/25/2037, Ser.
157,384	2007-8CB, Class A1	132,489
	CSMC Mortgage-Backed Trust
	5.500%, 3/25/2037, Ser.
194,971	2007-2, Class 3A4	177,515
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	1.408%, 4/25/2047, Ser.
107,500	2007-OA2, Class A1[d]	91,224
	First Horizon Alternative Mortgage Securities Trust
	3.092%, 7/25/2035, Ser.
184,384	2005-AA5, Class 2A1	175,773
	GCAT, LLC
	3.375%, 3/25/2047, Ser.
350,000	2017-1, Class A1*,f	349,475
	GMAC Mortgage Corporation Loan Trust
	3.542%, 5/25/2035, Ser.
130,534	2005-AR2, Class 4A	121,767
	HarborView Mortgage Loan Trust
	3.438%, 12/19/2035, Ser.
93,949	2005-14, Class 3A1A	81,183
	IndyMac INDA Mortgage Loan Trust
	3.112%, 8/25/2036, Ser.
145,703	2006-AR1, Class A1	138,441
	IndyMac INDX Mortgage Loan Trust
	1.622%, 7/25/2045, Ser.
166,896	2005-16IP, Class A1[d]	140,234
	1.192%, 4/25/2046, Ser.
172,474	2006-AR2, Class 1A1Bd	142,284
	J.P. Morgan Alternative Loan Trust
	6.500%, 3/25/2036, Ser.
119,593	2006-S1, Class 1A19	103,857
	J.P. Morgan Mortgage Trust
	6.500%, 1/25/2035, Ser.
97,044	2005-S1, Class 1A2	91,685
	3.005%, 6/25/2035, Ser.
70,452	2005-A3, Class 3A4	70,099
	3.086%, 6/25/2035, Ser.
57,871	2005-A3, Class 4A1	58,140
	3.200%, 7/25/2035, Ser.
92,245	2007-A1, Class 2A1	90,703
	3.253%, 8/25/2035, Ser.
134,381	2005-A5, Class 1A2	133,957
	3.082%, 6/25/2036, Ser.
186,339	2006-A4, Class 2A2	167,066
	3.162%, 10/25/2036, Ser.
187,052	2006-A6, Class 1A2	171,098
	MASTR Alternative Loans Trust
	5.000%, 9/25/2019, Ser.
79,493	2004-10, Class 3A1	80,650

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Collateralized Mortgage Obligations (6.8%) - continued
	Merrill Lynch Mortgage Investors, Inc.
	2.841%, 6/25/2035, Ser.
$117,662	2005-A5, Class A9	$114,853
	Mill City Mortgage Loan Trust
	2.750%, 11/25/2058, Ser.
350,000	2017-1, Class A1[e]	348,343
	Morgan Stanley Mortgage Loan Trust
	3.179%, 11/25/2035, Ser.
98,861	2005-6AR, Class 5A1	71,071
	MortgageIT Trust
	1.242%, 12/25/2035, Ser.
174,307	2005-5, Class A1[d]	161,469
	Pretium Mortgage Credit Partners I, LLC
	4.000%, 7/27/2031, Ser.
186,717	2016-NPL4, Class A*,f	186,993
	Pretium Mortgage Credit Partners, LLC
	4.375%, 11/27/2030, Ser.
163,849	2015-NPL4, Class A1*,f	164,352
	3.500%, 4/29/2031, Ser.
325,000	2017-NPL1, Class A1*,c,f,i	325,000
	Provident Funding Mortgage Loan Trust
	3.207%, 4/25/2034, Ser.
195,173	2004-1, Class 1A1	194,403
	Residential Accredit Loans, Inc. Trust
	5.500%, 2/25/2035, Ser.
176,631	2005-QS2, Class A1	176,189
	1.732%, 6/25/2035, Ser.
259,549	2005-QS7, Class A3[d]	207,173
	4.099%, 9/25/2035, Ser.
108,117	2005-QA10, Class A31	91,322
	Sequoia Mortgage Trust
	1.598%, 11/20/2034, Ser.
158,547	2004-10, Class A1Ad	148,712
	Structured Adjustable Rate Mortgage Loan Trust
	3.002%, 1/25/2035, Ser.
136,402	2004-19, Class 2A2	120,368
	Structured Asset Mortgage Investments, Inc.
	1.292%, 12/25/2035, Ser.
334,240	2005-AR4, Class A1[d]	272,068
	Sunset Mortgage Loan Company, LLC
	4.459%, 9/18/2045, Ser.
80,959	2015-NPL1, Class A*,f	81,022
	3.844%, 7/16/2047, Ser.
62,333	2016-NPL1, Class A*,f	62,479
	WaMu Mortgage Pass Through Certificates
	5.000%, 11/25/2018, Ser.
81,106	2003-S12, Class 3A	82,082
	2.849%, 8/25/2036, Ser.
154,693	2006-AR8, Class 3A2	139,358
	2.877%, 10/25/2036, Ser.
100,177	2006-AR12, Class 1A1	93,273
	2.662%, 11/25/2036, Ser.
199,062	2006-AR14, Class 1A1	177,375
	2.497%, 1/25/2037, Ser.
174,757	2006-AR18, Class 1A1	155,707
	2.858%, 8/25/2046, Ser.
31,958	2006-AR8, Class 1A1	28,912

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Collateralized Mortgage Obligations (6.8%) - continued
	1.598%, 9/25/2046, Ser.
$228,294	2006-AR11, Class 1Ad	$188,135
	1.518%, 10/25/2046, Ser.
390,338	2006-AR13, Class 1Ad	340,585
	1.368%, 1/25/2047, Ser.
125,322	2006-AR19, Class 1A1Ad	112,905
	1.378%, 1/25/2047, Ser.
134,560	2006-AR19, Class 1Ad	105,491
	Washington Mutual Mortgage Pass Through Certificates Trust
	1.388%, 2/25/2047, Ser.
174,867	2007-OA3, Class 2Ad	131,089
	Wells Fargo Mortgage Backed Securities Trust
	3.089%, 3/25/2036, Ser.
134,911	2006-AR2, Class 2A1	135,338
	3.096%, 4/25/2036, Ser.
60,644	2006-AR8, Class 2A4	60,573
	5.500%, 4/25/2036, Ser.
247,146	2006-4, Class 2A2	236,415
	3.074%, 10/25/2036, Ser.
161,128	2006-AR14, Class 2A3	150,525
	6.000%, 7/25/2037, Ser.
127,038	2007-10, Class 1A1	125,188
	6.000%, 7/25/2037, Ser.
232,302	2007-8, Class 1A16	229,540

	Total	10,038,856

Commercial Mortgage-Backed Securities (<0.1%)
	Morgan Stanley Capital, Inc.
	5.406%, 3/15/2044, Ser.
13,970	2007-IQ13, Class AM	13,940

	Total	13,940

Communications Services (2.8%)
	Altice US Finance I Corporation
135,000	5.500%, 5/15/2026[e]	138,713
	AMC Networks, Inc.
195,000	5.000%, 4/1/2024	195,244
	America Movil SAB de CV
21,000	5.000%, 10/16/2019	22,450
	American Tower Corporation
30,000	2.800%, 6/1/2020	30,212
	AT&T, Inc.
29,000	5.875%, 10/1/2019	31,569
38,000	5.200%, 3/15/2020	41,047
30,000	2.082%, 6/30/2020[d]	30,351
105,000	2.800%, 2/17/2021	105,303
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[e]	36,208
	CCOH Safari, LLC
185,000	5.750%, 2/15/2026[e]	194,250
	CenturyLink, Inc.
90,000	6.450%, 6/15/2021	95,615
	Charter Communications Operating, LLC
67,000	3.579%, 7/23/2020	68,951
17,000	4.464%, 7/23/2022	17,903
	Clear Channel Worldwide Holdings, Inc.
245,000	6.500%, 11/15/2022	254,339
	Columbus International, Inc.
120,000	7.375%, 3/30/2021[e]	128,550

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Communications Services (2.8%) - continued
	Comcast Corporation
$76,000	1.625%, 1/15/2022	$72,871
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	35,599
200,000	5.250%, 1/15/2023	218,220
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[e]	20,325
	Digicel, Ltd.
184,810	6.000%, 4/15/2021*	167,946
	FairPoint Communications, Inc.
155,000	8.750%, 8/15/2019[e]	159,712
	Frontier Communications Corporation
175,000	8.875%, 9/15/2020	184,625
	Gray Television, Inc.
200,000	5.875%, 7/15/2026[e]	203,500
	Hughes Satellite Systems Corporation
69,000	6.500%, 6/15/2019	74,686
250,000	6.625%, 8/1/2026[e]	255,625
	Moody’s Corporation
38,000	2.750%, 12/15/2021	37,975
	Neptune Finco Corporation
115,000	10.875%, 10/15/2025[e]	138,288
	Nexstar Escrow Corporation
235,000	5.625%, 8/1/2024[e]	238,525
	Orange SA
60,000	1.625%, 11/3/2019	59,146
	SFR Group SA
120,000	6.000%, 5/15/2022[e]	124,350
	Sprint Corporation
165,000	7.625%, 2/15/2025	180,262
	Telefonica Emisiones SAU
30,000	3.192%, 4/27/2018	30,389
	T-Mobile USA, Inc.
125,000	6.633%, 4/28/2021	129,187
	Verizon Communications, Inc.
55,000	1.375%, 8/15/2019	54,153
40,000	4.500%, 9/15/2020	42,651
86,000	2.946%, 3/15/2022[e]	85,624
	Viacom, Inc.
75,000	4.250%, 9/1/2023	76,935
	Virgin Media Secured Finance plc
170,000	5.250%, 1/15/2026[e]	171,063

	Total	4,152,362

Consumer Cyclical (2.6%)
	Allison Transmission, Inc.
245,000	5.000%, 10/1/2024[e]	247,450
	American Honda Finance Corporation
57,000	2.000%, 2/14/2020	57,177
	BMW US Capital, LLC
50,000	1.500%, 4/11/2019[e]	49,656
	Brookfield Residential Properties, Inc.
235,000	6.125%, 7/1/2022[e]	242,050
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	80,840
	CVS Health Corporation
38,000	2.750%, 12/1/2022	37,590
	eBay, Inc.
35,000	2.500%, 3/9/2018	35,266

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Consumer Cyclical (2.6%) - continued
	Ford Motor Credit Company, LLC
$38,000	5.000%, 5/15/2018	$39,259
75,000	2.262%, 3/28/2019	75,180
50,000	2.597%, 11/4/2019	50,266
57,000	3.336%, 3/18/2021	57,639
	General Motors Financial Company, Inc.
50,000	3.150%, 1/15/2020	50,851
136,000	4.375%, 9/25/2021	142,999
	GLP Capital, LP
120,000	4.875%, 11/1/2020	125,604
	Home Depot, Inc.
35,000	2.625%, 6/1/2022	35,281
	Hyundai Capital America
38,000	2.550%, 4/3/2020[c,e]	37,996
	Jaguar Land Rover Automotive plc
77,000	5.625%, 2/1/2023[e]	80,080
	KB Home
71,000	4.750%, 5/15/2019	72,952
	L Brands, Inc.
77,000	6.625%, 4/1/2021	84,015
	Lennar Corporation
150,000	4.750%, 11/15/2022	154,500
	Live Nation Entertainment, Inc.
240,000	5.375%, 6/15/2022[e]	249,600
	Macy’s Retail Holdings, Inc.
36,000	7.450%, 7/15/2017	36,630
	McDonald’s Corporation
75,000	2.625%, 1/15/2022	74,925
	MGM Resorts International
170,000	6.000%, 3/15/2023	182,962
	Newell Rubbermaid, Inc.
35,000	3.150%, 4/1/2021	35,804
	Nissan Motor Acceptance Corporation
57,000	2.000%, 3/8/2019[e]	57,001
	Prime Security Services Borrower, LLC
225,000	9.250%, 5/15/2023[e]	246,656
	PulteGroup, Inc.
235,000	4.250%, 3/1/2021	241,463
	Ralph Lauren Corporation
35,000	2.625%, 8/18/2020	35,298
	Royal Caribbean Cruises, Ltd.
119,810	5.250%, 11/15/2022	129,395
	Scientific Games International, Inc.
155,000	7.000%, 1/1/2022[e]	165,656
	Six Flags Entertainment Corporation
110,000	5.250%, 1/15/2021[e]	113,102
170,000	4.875%, 7/31/2024[c,e]	167,769
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	53,300
	Visa, Inc.
35,000	2.200%, 12/14/2020	35,133
	Walgreens Boots Alliance, Inc.
35,000	1.750%, 5/30/2018	35,041
35,000	2.600%, 6/1/2021	35,038
	West Corporation
120,000	5.375%, 7/15/2022[e]	117,900
	Yum! Brands, Inc.
210,000	5.000%, 6/1/2024[e]	214,463

	Total	3,983,787

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Consumer Non-Cyclical (2.4%)
	Abbott Laboratories
$76,000	2.550%, 3/15/2022	$74,638
57,000	3.400%, 11/30/2023	57,504
	AbbVie, Inc.
76,000	2.500%, 5/14/2020	76,509
38,000	2.900%, 11/6/2022	37,853
	Anheuser-Busch InBev Finance, Inc.
60,000	2.294%, 2/1/2021[d]	61,805
45,000	2.650%, 2/1/2021	45,334
38,000	3.300%, 2/1/2023	38,671
	Anheuser-Busch InBev Worldwide, Inc.
30,000	6.500%, 7/15/2018	31,804
	B&G Foods, Inc.
70,000	4.625%, 6/1/2021	70,525
	BAT International Finance plc
35,000	1.641%, 6/15/2018[d,e]	35,087
	Bayer U.S. Finance, LLC
50,000	2.375%, 10/8/2019[e]	50,338
	Boston Scientific Corporation
25,000	6.000%, 1/15/2020	27,388
	Bunge Limited Finance Corporation
35,000	3.500%, 11/24/2020	35,907
	Celgene Corporation
35,000	3.550%, 8/15/2022	35,988
	Cott Beverages, Inc.
120,000	5.375%, 7/1/2022	122,400
	CVS Health Corporation
24,000	2.250%, 12/5/2018	24,155
	Envision Healthcare Corporation
155,000	5.125%, 7/1/2022[e]	157,761
	Express Scripts Holding Company
38,000	4.750%, 11/15/2021	40,802
35,000	3.000%, 7/15/2023	33,824
	Forest Laboratories, Inc.
37,000	4.375%, 2/1/2019[e]	38,285
	Gilead Sciences, Inc.
25,000	1.950%, 3/1/2022	24,200
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	207,600
	HCA, Inc.
64,810	4.750%, 5/1/2023	67,564
185,000	4.500%, 2/15/2027	185,000
	JBS USA, LLC
170,000	5.750%, 6/15/2025[e]	171,700
	Kraft Heinz Foods Company
50,000	5.375%, 2/10/2020	54,317
	Laboratory Corporation of America Holdings
20,000	2.625%, 2/1/2020	20,103
	Land O’Lakes, Inc.
100,000	7.250%, 4/4/2027[c,e,h]	100,625
	Mead Johnson Nutrition Company
35,000	3.000%, 11/15/2020	35,672
	Medtronic Global Holdings SCA
75,000	1.700%, 3/28/2019	74,963
	Molson Coors Brewing Company
60,000	1.450%, 7/15/2019	59,218
74,000	2.250%, 3/15/2020[e]	74,017
	Mylan NV
76,000	3.150%, 6/15/2021	76,318
	PepsiCo, Inc.
68,000	1.535%, 10/6/2021[d]	68,421
	Pernod Ricard SA
50,000	5.750%, 4/7/2021[e]	55,608

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Consumer Non-Cyclical (2.4%) - continued
	Perrigo Finance plc
$76,000	3.500%, 12/15/2021	$77,196
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	208,500
	Post Holdings, Inc.
165,000	5.500%, 3/1/2025[e]	164,588
	Revlon Consumer Products Corporation
64,810	5.750%, 2/15/2021	64,729
	Reynolds American, Inc.
19,000	3.250%, 6/12/2020	19,493
	Shire Acquisitions Investments Ireland Designated Activity Company
55,000	1.900%, 9/23/2019	54,561
	Smithfield Foods, Inc.
57,000	2.700%, 1/31/2020[e]	56,960
	Teleflex, Inc.
200,000	4.875%, 6/1/2026	201,000
	Tenet Healthcare Corporation
120,000	8.125%, 4/1/2022	125,100
	Teva Pharmaceutical Finance Netherlands III BV
45,000	2.200%, 7/21/2021	43,295
	TreeHouse Foods, Inc.
110,000	4.875%, 3/15/2022	112,475
	Valeant Pharmaceuticals International
64,810	7.250%, 7/15/2022[e]	55,251

	Total	3,555,052

Energy (2.4%)
	Anadarko Petroleum Corporation
40,000	8.700%, 3/15/2019	44,866
	Antero Resources Corporation
140,000	5.125%, 12/1/2022	141,838
	BP Capital Markets plc
70,000	1.676%, 5/3/2019	69,649
38,000	2.315%, 2/13/2020	38,313
76,000	3.224%, 4/14/2024	76,024
	Buckeye Partners, LP
22,000	2.650%, 11/15/2018	22,106
	Cheniere Corpus Christi Holdings, LLC
250,000	7.000%, 6/30/2024[e]	275,313
	Concho Resources, Inc.
70,000	4.375%, 1/15/2025	70,438
	Contura Energy, Inc.
120,000	10.000%, 8/1/2021*	129,372
	Crestwood Midstream Partners, LP
110,000	6.250%, 4/1/2023	114,125
	Devon Energy Corporation
50,000	3.250%, 5/15/2022	49,526
	Encana Corporation
54,000	3.900%, 11/15/2021	55,162
	Energy Transfer Equity, LP
170,000	5.500%, 6/1/2027	177,650
	EOG Resources, Inc.
45,000	2.625%, 3/15/2023	43,866
	EQT Corporation
5,000	5.150%, 3/1/2018	5,127
26,000	8.125%, 6/1/2019	29,026
	Exxon Mobil Corporation
55,000	1.708%, 3/1/2019	55,090

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Energy (2.4%) - continued
	Kinder Morgan Energy Partners, LP
$76,000	3.450%, 2/15/2023	$74,998
	Marathon Oil Corporation
38,000	2.700%, 6/1/2020	37,728
25,000	2.800%, 11/1/2022	24,017
	Marathon Petroleum Corporation
35,000	3.400%, 12/15/2020	35,881
	MEG Energy Corporation
77,000	6.375%, 1/30/2023[e]	68,722
	MPLX, LP
58,000	4.500%, 7/15/2023	60,313
330,000	4.875%, 12/1/2024	347,110
	Northern Tier Energy, LLC
185,000	7.125%, 11/15/2020	192,400
	ONEOK, Inc.
57,000	7.500%, 9/1/2023	66,557
	Petrobras Global Finance BV
195,000	8.375%, 5/23/2021	220,594
	Petroleos Mexicanos
37,000	6.375%, 2/4/2021	40,135
168,000	6.500%, 3/13/2027[e]	180,726
	Regency Energy Partners, LP
120,000	5.000%, 10/1/2022	127,590
	Rowan Companies, Inc.
25,000	7.375%, 6/15/2025	25,188
	Sabine Pass Liquefaction, LLC
155,000	5.625%, 3/1/2025	168,028
	Schlumberger Holdings Corporation
35,000	3.000%, 12/21/2020[e]	35,783
	Southwestern Energy Company
38,000	7.500%, 2/1/2018	39,615
	Sunoco Logistics Partners Operations, LP
35,000	4.400%, 4/1/2021	36,829
	Tesoro Corporation
110,000	4.750%, 12/15/2023[e]	113,530
	TransCanada Trust
225,000	5.300%, 3/15/2077	222,328
	Williams Partners, LP
54,000	4.000%, 11/15/2021	55,872

	Total	3,571,435

Financials (6.2%)
	ACE INA Holdings, Inc.
35,000	2.875%, 11/3/2022	35,278
	Air Lease Corporation
17,000	2.625%, 9/4/2018	17,141
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	102,750
100,000	4.125%, 3/30/2020	102,000
	American Express Credit Corporation
37,000	2.200%, 3/3/2020	37,105
35,000	2.171%, 9/14/2020[d]	35,561
	Australia & New Zealand Banking Group, Ltd.
200,000	6.750%, 6/15/2026[e,h]	219,825
	BAC Capital Trust XIV
200,000	4.000%, 4/19/2017[d,h]	163,200
	Bank of America Corporation
44,000	5.700%, 5/2/2017	44,145
20,000	8.000%, 1/30/2018[h]	20,600
15,000	5.650%, 5/1/2018	15,606
60,000	5.625%, 7/1/2020	65,796
40,000	2.625%, 4/19/2021	39,898
76,000	5.700%, 1/24/2022	85,314

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Financials (6.2%) - continued
$152,000	2.190%, 1/20/2023[d]	$154,110
	Bank of Montreal
65,000	1.500%, 7/18/2019	64,320
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022	76,065
	Bank of Nova Scotia
57,000	2.700%, 3/7/2022	57,125
	Barclays plc
76,000	3.200%, 8/10/2021	76,045
	BB&T Corporation
38,000	2.050%, 6/19/2018	38,174
	Bear Stearns Companies, LLC
45,000	6.400%, 10/2/2017	46,082
	BNP Paribas SA
30,000	2.375%, 9/14/2017	30,089
200,000	7.625%, 3/30/2021[e,h]	212,500
	Capital One Financial Corporation
150,000	3.050%, 3/9/2022	149,793
	Centene Escrow Corporation
180,000	5.625%, 2/15/2021	188,388
	Central Fidelity Capital Trust I
195,000	2.022%, 4/15/2027[d]	179,400
	CIT Group, Inc.
80,000	3.875%, 2/19/2019	82,048
	Citigroup, Inc.
75,000	2.050%, 6/7/2019	74,929
76,000	2.450%, 1/10/2020	76,334
76,000	2.650%, 10/26/2020	76,482
69,000	2.350%, 8/2/2021	67,923
	CNA Financial Corporation
55,000	5.750%, 8/15/2021	61,201
	Commonwealth Bank of Australia
75,000	2.250%, 3/10/2020[e]	75,042
	Credit Agricole SA
100,000	6.637%, 5/31/2017[e,h]	94,562
70,000	8.125%, 12/23/2025[e,h]	74,550
	Credit Suisse Group AG
150,000	7.500%, 12/11/2023[e,h]	162,539
	Credit Suisse Group Funding Guernsey, Ltd.
114,000	3.800%, 9/15/2022	115,623
	Credit Suisse Group Funding, Ltd.
76,000	3.125%, 12/10/2020	76,411
	DDR Corporation
57,000	3.500%, 1/15/2021	57,630
	Deutsche Bank AG
112,000	4.250%, 10/14/2021[e]	114,774
	Discover Bank
10,000	8.700%, 11/18/2019	11,357
	Discover Financial Services
20,000	6.450%, 6/12/2017	20,169
	Goldman Sachs Group, Inc.
20,000	2.625%, 1/31/2019	20,224
90,000	7.500%, 2/15/2019	98,764
40,000	2.000%, 4/25/2019	39,923
57,000	2.600%, 12/27/2020	57,003
76,000	5.250%, 7/27/2021	83,357
55,000	2.209%, 11/15/2021[d]	55,630
76,000	3.000%, 4/26/2022	76,076
120,000	5.300%, 11/10/2026[h]	122,250
	Guardian Life Global Funding
40,000	2.000%, 4/26/2021[e]	39,077
	Hartford Financial Services Group, Inc.
45,000	6.000%, 1/15/2019	48,117

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Financials (6.2%) - continued
	HCP, Inc.
$25,000	3.750%, 2/1/2019	$25,629
	Health Care REIT, Inc.
26,000	4.700%, 9/15/2017	26,342
	Hospitality Properties Trust
40,000	4.250%, 2/15/2021	41,558
	HSBC Holdings plc
76,000	6.875%, 6/1/2021[h]	80,940
	Huntington Bancshares, Inc.
55,000	3.150%, 3/14/2021	55,946
	Icahn Enterprises, LP
90,000	6.000%, 8/1/2020	92,700
75,000	6.750%, 2/1/2024[e]	77,344
	ILFC E-Capital Trust II
300,000	4.910%, 12/21/2065[d,e]	282,000
	ING Capital Funding Trust III
25,000	4.747%, 6/30/2017[d,h]	24,953
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	80,132
76,000	5.875%, 8/15/2022	84,543
	Intesa Sanpaolo SPA
10,000	3.875%, 1/16/2018	10,135
	J.P. Morgan Chase & Company
39,000	7.900%, 4/30/2018[h]	40,414
20,000	6.300%, 4/23/2019	21,727
15,000	2.250%, 1/23/2020	15,048
60,000	4.950%, 3/25/2020	64,682
60,000	2.700%, 5/18/2023	58,685
71,000	2.273%, 10/24/2023[d]	72,628
	KeyCorp
30,000	2.300%, 12/13/2018	30,172
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[e]	10,859
	Lincoln National Corporation
65,000	6.250%, 2/15/2020	71,635
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[e,h]	201,000
	MetLife, Inc.
36,000	1.903%, 12/15/2017	36,136
	Mitsubishi UFJ Financial Group, Inc.
38,000	2.998%, 2/22/2022	38,345
	Morgan Stanley
40,000	6.625%, 4/1/2018	41,860
25,000	2.177%, 1/27/2020[d]	25,432
76,000	2.800%, 6/16/2020	76,912
40,000	2.500%, 4/21/2021	39,780
74,000	2.210%, 1/20/2022[d]	74,726
26,000	4.875%, 11/1/2022	28,109
80,000	2.443%, 10/24/2023[d]	81,698
	MPT Operating Partnership, LP
110,000	5.500%, 5/1/2024	111,925
	National City Corporation
20,000	6.875%, 5/15/2019	21,964
	New York Life Global Funding
35,000	1.550%, 11/2/2018[e]	34,939
	Nomura Holdings, Inc.
21,000	2.750%, 3/19/2019	21,219
	Park Aerospace Holdings, Ltd.
250,000	5.500%, 2/15/2024[e]	260,000
	Quicken Loans, Inc.
255,000	5.750%, 5/1/2025[e]	250,537
	Realty Income Corporation
52,000	5.750%, 1/15/2021	57,239

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Financials (6.2%) - continued
	Regions Bank
$17,000	7.500%, 5/15/2018	$17,999
	Regions Financial Corporation
35,000	3.200%, 2/8/2021	35,589
	Royal Bank of Canada
74,000	2.125%, 3/2/2020	74,024
	Royal Bank of Scotland Group plc
217,000	7.640%, 9/30/2017[h]	202,352
140,000	7.500%, 8/10/2020[h]	138,075
162,000	7.648%, 9/30/2031[h]	191,160
	Simon Property Group, LP
35,000	2.500%, 9/1/2020	35,314
60,000	2.500%, 7/15/2021	59,797
	Societe Generale SA
155,000	8.250%, 11/29/2018[h]	162,155
	Standard Chartered plc
280,000	2.549%, 1/30/2027[d,e,h]	233,800
	State Street Capital Trust IV
411,000	2.131%, 6/15/2037[d]	360,139
	State Street Corporation
35,000	1.952%, 8/18/2020[d]	35,665
	Sumitomo Mitsui Banking Corporation
25,000	1.603%, 1/16/2018[d]	25,068
	SunTrust Banks, Inc.
35,000	2.900%, 3/3/2021	35,418
	Synchrony Financial
15,000	2.265%, 2/3/2020[d]	15,100
	Toronto-Dominion Bank
40,000	1.881%, 1/22/2019[d]	40,420
35,000	2.051%, 12/14/2020[d]	35,548
	UBS Group Funding Switzerland AG
74,000	3.491%, 5/23/2023[e]	74,469
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	36,208
	USB Realty Corporation
245,000	2.169%, 1/15/2022[d,e,h]	208,250
	Ventas Realty, LP
57,000	3.100%, 1/15/2023	56,622
	Voya Financial, Inc.
30,000	2.900%, 2/15/2018	30,272
	Wells Fargo & Company
25,000	1.719%, 1/30/2020[d]	25,106
35,000	2.100%, 7/26/2021	34,306
74,000	2.153%, 1/24/2023[d]	74,827
80,000	2.269%, 10/31/2023[d]	81,467
	Welltower, Inc.
57,000	4.950%, 1/15/2021	61,128
	Westpac Banking Corporation
75,000	1.902%, 8/19/2021[d]	75,549

	Total	9,264,025

Foreign Government (13.3%)
	Argentina Government International Bond
220,000	6.875%, 1/26/2027[e]	222,640
	Brazil Government International Bond
431,000	4.875%, 1/22/2021	453,627
580,000	2.625%, 1/5/2023	537,950
357,000	6.000%, 4/7/2026	388,059
240,000	7.125%, 1/20/2037	272,400
288,000	5.000%, 1/27/2045	256,320
200,000	5.625%, 2/21/2047	194,000

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Foreign Government (13.3%) - continued
	Colombia Government International Bond
$240,000	4.375%, 7/12/2021	$254,400
430,000	2.625%, 3/15/2023	413,337
180,000	4.000%, 2/26/2024	185,220
160,000	7.375%, 9/18/2037	204,160
312,000	5.625%, 2/26/2044	339,300
288,000	5.000%, 6/15/2045	288,864
	Croatia Government International Bond
48,000	6.750%, 11/5/2019[e]	52,263
330,000	6.625%, 7/14/2020[e]	362,175
150,000	6.000%, 1/26/2024[e]	166,121
	Export-Import Bank of Korea
25,000	2.250%, 1/21/2020	24,946
	Hungary Government International Bond
434,000	5.750%, 11/22/2023	490,420
440,000	5.375%, 3/25/2024	489,693
	Indonesia Government International Bond
340,000	4.875%, 5/5/2021[e]	363,319
225,000	3.375%, 4/15/2023[e]	224,713
358,000	5.875%, 1/15/2024[e]	405,976
210,000	4.125%, 1/15/2025[e]	215,363
277,000	4.750%, 1/8/2026[e]	294,962
350,000	8.500%, 10/12/2035[e]	505,231
480,000	5.125%, 1/15/2045[e]	508,666
	Mexico Government International Bond
50,000	5.750%, 10/12/2110	49,750
388,000	4.000%, 10/2/2023	399,640
388,000	3.600%, 1/30/2025	387,030
361,000	4.125%, 1/21/2026	371,108
171,000	4.150%, 3/28/2027	173,992
113,000	6.750%, 9/27/2034	141,071
120,000	6.050%, 1/11/2040	137,100
338,000	4.750%, 3/8/2044	328,705
224,000	5.550%, 1/21/2045	241,920
196,000	4.600%, 1/23/2046	187,670
185,000	4.350%, 1/15/2047	170,200
	Panama Government International Bond
146,000	4.000%, 9/22/2024	152,387
270,000	3.750%, 3/16/2025	275,737
230,000	6.700%, 1/26/2036	289,800
	Peru Government International Bond
105,000	5.625%, 11/18/2050	125,081
132,000	4.125%, 8/25/2027	141,900
245,000	8.750%, 11/21/2033	370,562
	Philippines Government International Bond
416,000	4.000%, 1/15/2021	442,206
295,000	7.750%, 1/14/2031	420,352
110,000	6.375%, 10/23/2034	146,087
92,000	5.000%, 1/13/2037	107,254
184,000	3.950%, 1/20/2040	189,170
	Romania Government International Bond
230,000	4.375%, 8/22/2023[e]	242,650
124,000	4.875%, 1/22/2024[e]	134,540
52,000	6.125%, 1/22/2044[e]	63,887
	Russia Government International Bond
188,000	3.500%, 1/16/2019[e]	192,982

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Foreign Government (13.3%) - continued
$880,000	5.000%, 4/29/2020[e]	$938,897
335,000	4.875%, 9/16/2023[e]	359,040
200,000	4.750%, 5/27/2026[e]	208,500
237,350	7.500%, 3/31/2030[e]	285,450
507,000	5.625%, 4/4/2042[e]	557,092
	South Africa Government International Bond
55,000	5.500%, 3/9/2020	58,506
145,000	5.875%, 5/30/2022	158,168
210,000	4.875%, 4/14/2026	210,945
241,000	4.300%, 10/12/2028	226,201
	Turkey Government International Bond
102,000	7.500%, 11/7/2019	111,690
392,000	7.000%, 6/5/2020	427,723
445,000	5.125%, 3/25/2022	452,776
188,000	6.250%, 9/26/2022	200,746
310,000	5.750%, 3/22/2024	321,613
448,000	4.250%, 4/14/2026	414,848
200,000	4.875%, 10/9/2026	192,463
307,000	6.875%, 3/17/2036	332,659
208,000	4.875%, 4/16/2043	178,354
421,000	6.625%, 2/17/2045	448,382

	Total	20,080,959

Mortgage-Backed Securities (13.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,650,000	3.000%, 4/1/2032[c]	1,691,880
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
26,562	5.500%, 9/1/2024	29,430
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,475,000	4.000%, 4/1/2047[c]	1,547,252
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
725,000	2.500%, 4/1/2032[c]	725,226
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
200,360	6.000%, 8/1/2024	226,192
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,700,000	3.000%, 4/1/2047[c]	4,661,078
5,000,000	3.500%, 4/1/2047[c]	5,114,844
4,000,000	4.000%, 4/1/2047[c]	4,195,625
1,325,000	4.500%, 4/1/2047[c]	1,420,804

	Total	19,612,331

Technology (1.2%)
	Alliance Data Systems Corporation
75,000	5.375%, 8/1/2022[e]	75,562
	Automatic Data Processing, Inc.
35,000	2.250%, 9/15/2020	35,397
	Broadcom Corporation
74,000	2.375%, 1/15/2020[e]	73,983
	CommScope Technologies Finance, LLC
130,000	6.000%, 6/15/2025[e]	136,175

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Technology (1.2%) - continued
	Diamond 1 Finance Corporation
$35,000	3.480%, 6/1/2019[e]	$35,881
76,000	5.450%, 6/15/2023[e]	81,989
	Equinix, Inc.
155,000	5.750%, 1/1/2025	163,912
	Fidelity National Information Services, Inc.
37,000	1.450%, 6/5/2017	36,996
35,000	3.625%, 10/15/2020	36,366
75,000	2.250%, 8/15/2021	73,438
	First Data Corporation
110,000	5.375%, 8/15/2023[e]	114,538
	Hewlett Packard Enterprise Company
96,000	3.600%, 10/15/2020	98,659
	Intel Corporation
60,000	1.700%, 5/19/2021	58,733
35,000	3.100%, 7/29/2022	35,968
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	68,213
	Microsoft Corporation
76,000	2.400%, 2/6/2022	76,448
	NXP BV
170,000	3.875%, 9/1/2022[e]	173,825
	Oracle Corporation
30,000	2.500%, 5/15/2022	29,913
	Plantronics, Inc.
200,000	5.500%, 5/31/2023[e]	201,750
	Sensata Technologies BV
130,000	4.875%, 10/15/2023[e]	130,243
	Texas Instruments, Inc.
30,000	1.750%, 5/1/2020	29,766

	Total	1,767,755

Transportation (0.3%)
	Air Canada Pass Through Trust
13,398	3.875%, 3/15/2023[e]	13,063
	American Airlines Pass Through Trust
15,224	4.950%, 1/15/2023	16,192
	Avis Budget Car Rental, LLC
105,000	5.125%, 6/1/2022[e]	101,393
	Delta Air Lines, Inc.
17,424	4.950%, 5/23/2019	18,187
57,000	2.875%, 3/13/2020	57,465
	J.B. Hunt Transport Services, Inc.
35,000	3.300%, 8/15/2022	35,561
	Korea Expressway Corporation
33,000	1.625%, 4/28/2017[e]	32,997
	United Airlines Pass Through Trust
35,000	3.700%, 12/1/2022	35,525
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[e]	210,000

	Total	520,383

Utilities (1.1%)
	Alabama Power Company
38,000	2.450%, 3/30/2022	37,604
	Ameren Corporation
35,000	2.700%, 11/15/2020	35,311
	Arizona Public Service Company
20,000	2.200%, 1/15/2020	20,044
	Berkshire Hathaway Energy Company
48,000	2.400%, 2/1/2020	48,354
	Calpine Corporation
100,000	6.000%, 1/15/2022[e]	104,250
120,000	5.375%, 1/15/2023	121,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (58.7%)	Value
Utilities (1.1%) - continued
	Consolidated Edison, Inc.
$38,000	2.000%, 3/15/2020	$37,952
	Dominion Resources, Inc.
25,000	1.600%, 8/15/2019	24,685
	DTE Energy Company
46,000	2.400%, 12/1/2019	46,277
	Dynegy, Inc.
140,000	7.375%, 11/1/2022	138,950
	Edison International
37,000	2.125%, 4/15/2020	37,038
	El Paso Corporation
18,000	7.000%, 6/15/2017	18,193
	Emera U.S. Finance, LP
40,000	2.150%, 6/15/2019	39,984
	Energy Transfer Partners, LP
60,000	4.150%, 10/1/2020	62,297
	Eversource Energy
15,000	1.600%, 1/15/2018	14,990
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	21,394
55,000	2.950%, 1/15/2020	55,750
	Fortis, Inc.
55,000	2.100%, 10/4/2021[e]	53,286
	Great Plains Energy, Inc.
56,000	2.500%, 3/9/2020	56,313
	NextEra Energy Capital Holdings, Inc.
35,000	2.300%, 4/1/2019	35,210
	NiSource Finance Corporation
16,000	6.400%, 3/15/2018	16,687
50,000	5.450%, 9/15/2020	54,745
	NRG Energy, Inc.
64,810	6.625%, 3/15/2023	66,309
	Pacific Gas & Electric Company
26,000	5.625%, 11/30/2017	26,694
	PG&E Corporation
19,000	2.400%, 3/1/2019	19,134
	PPL Capital Funding, Inc.
85,000	3.500%, 12/1/2022	86,921
	PSEG Power, LLC
75,000	3.000%, 6/15/2021	75,566
	Sempra Energy
36,000	6.150%, 6/15/2018	37,906
15,000	2.400%, 3/15/2020	15,053
	Southern California Edison Company
10,000	2.400%, 2/1/2022	9,960
	Southern Company
80,000	1.850%, 7/1/2019	79,558
	TransCanada Trust
150,000	5.875%, 8/15/2076	158,250
	Williams Partners, LP
25,000	5.250%, 3/15/2020	26,895
	Xcel Energy, Inc.
30,000	1.200%, 6/1/2017	29,979

	Total	1,713,039

	Total Long-Term Fixed Income (cost $87,611,358)	88,303,249

Shares	Registered Investment Companies (4.8%)	Value
Equity Funds/ETFs (<0.1%)
6,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	83,140
7,200	BlackRock Resources & Commodities Strategy Trust	61,920

Shares	Registered Investment Companies (4.8%)	Value
Equity Funds/ETFs (<0.1%) - continued
3,200	Guggenheim Multi-Asset Income ETF	$66,209

	Total	211,269

Fixed Income Funds/ETFs (4.7%)
32,160	Aberdeen Asia-Pacific Income Fund, Inc.	160,478
2,884	First Trust High Income Long/Short Fund	48,048
12,577	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,430,005
43,472	MFS Intermediate Income Trust	187,364
37,440	SPDR Bloomberg Barclays High Yield Bond ETF	1,382,659
24,789	Templeton Global Income Fund	164,847
41,460	Vanguard Short-Term Corporate Bond ETF	3,306,020
11,299	Western Asset Emerging Markets Debt Fund, Inc.	175,135
32,394	Western Asset High Income Opportunity Fund, Inc.	163,266

	Total	7,017,822

	Total Registered Investment Companies (cost $7,379,529)	7,229,091

Shares	Preferred Stock (1.2%)	Value
Consumer Staples (<0.1%)
2,280	CHS, Inc., 7.100%[h]	65,140

	Total	65,140

Energy (<0.1%)
2,602	Alpha Natural Resources, Inc.,
	0.000%[j]	51,389
2,602	ANR Holdings, Inc., 0.000%[j]	12,360

	Total	63,749

Financials (1.2%)
1,870	Agribank FCB, 6.875%[h]	200,090
10,320	Citigroup, Inc. 6.875%[h]	292,365
1,445	Cobank ACB, 6.250%[h]	151,364
5,180	Countrywide Capital V, 7.000%	133,592
7,800	GMAC Capital Trust I, 6.824%[d]	198,354
7,400	Goldman Sachs Group, Inc., 5.500%[h]	198,468
6,900	Morgan Stanley, 7.125%[h]	200,997
4,839	U.S. Bancorp, 6.500%[h]	138,686
169	Wells Fargo & Company, Convertible,
	7.500%[h]	209,560

	Total	1,723,476

	Total Preferred Stock (cost $1,714,094)	1,852,365

Shares	Common Stock (0.4%)	Value
Energy (0.2%)
851	Arch Coal, Inc.[j]	58,668
3,502	Contura Energy, Inc.[j]	232,533

	Total	291,201

Financials (0.2%)
24,100	Apollo Investment Corporation	158,096
11,100	Ares Capital Corporation	192,918

	Total	351,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (0.4%)	Value
Materials (<0.1%)
7,833	Verso Corporation[j]	$46,998

	Total	46,998

	Total Common Stock (cost $647,481)	689,213

Shares or Principal Amount	Short-Term Investments (19.8%)[k]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.530%, 4/4/2017[l]	99,998
100,000	0.690%, 4/26/2017[l]	99,956
100,000	0.755%, 5/5/2017[l]	99,935
	Thrivent Core Short-Term Reserve Fund
2,944,427	1.070%	29,444,273

	Total Short-Term Investments (cost $29,744,150)	29,744,162

	Total Investments (cost $172,730,152) 115.3%	$173,515,682

	Other Assets and Liabilities, Net (15.3%)	(23,008,794)

	Total Net Assets 100.0%	$150,506,888

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $20,753,477 or 13.8% of total net assets.

f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.
g	All or a portion of the security is insured or guaranteed.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Portfolio as of March 31, 2017 was $3,965,663 or 2.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$93,152
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	140,864
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	209,286
Contura Energy, Inc., 8/1/2021	11/4/2013	161,080
Digicel, Ltd., 4/15/2021	8/19/2013	185,933
FRS, LLC, 4/15/2043	11/17/2016	61,147
GCAT, LLC, 3/25/2047	3/22/2017	349,345
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	299,941
Marlette Funding Trust, 1/17/2023	7/20/2016	206,863
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	74,902
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	147,331
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	299,999
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	241,207
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	187,178
Pretium Mortgage Credit Partners I, LLC, 7/27/2031	6/17/2016	186,717
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	163,694
Pretium Mortgage Credit Partners, LLC, 4/29/2031	3/31/2017	325,000
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	80,959
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	62,333
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	228,099
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	59,076
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	286,608

    Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,069,769
Gross unrealized depreciation	(1,284,239)

Net unrealized appreciation (depreciation)	$785,530

Cost for federal income tax purposes	$172,730,152

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,872,940	–	3,872,940	–
Capital Goods	3,315,060	–	3,315,060	–
Communications Services	15,205,379	–	14,911,085	294,294
Consumer Cyclical	4,850,341	–	4,449,466	400,875
Consumer Non-Cyclical	7,329,460	–	7,329,460	–
Energy	1,224,080	–	1,224,080	–
Financials	2,019,546	–	2,019,546	–
Technology	5,584,729	–	5,584,729	–
Transportation	863,863	–	863,863	–
Utilities	1,432,204	–	1,432,204	–
Long-Term Fixed Income
Asset-Backed Securities	6,729,124	–	6,729,124	–
Basic Materials	1,189,500	–	1,189,500	–
Capital Goods	2,110,701	–	2,110,701	–
Collateralized Mortgage Obligations	10,038,856	–	9,364,381	674,475
Commercial Mortgage-Backed Securities	13,940	–	13,940	–
Communications Services	4,152,362	–	4,152,362	–
Consumer Cyclical	3,983,787	–	3,983,787	–
Consumer Non-Cyclical	3,555,052	–	3,555,052	–
Energy	3,571,435	–	3,571,435	–
Financials	9,264,025	–	9,264,025	–
Foreign Government	20,080,959	–	20,080,959	–
Mortgage-Backed Securities	19,612,331	–	19,612,331	–
Technology	1,767,755	–	1,767,755	–
Transportation	520,383	–	520,383	–
Utilities	1,713,039	–	1,713,039	–
Registered Investment Companies
Fixed Income Funds/ETFs	7,017,822	7,017,822	–	–
Equity Funds/ETFs	211,269	211,269	–	–
Preferred Stock
Consumer Staples	65,140	65,140	–	–
Energy	63,749	–	63,749	–
Financials	1,723,476	1,372,022	351,454	–
Common Stock
Energy	291,201	291,201	–	–
Financials	351,014	351,014	–	–
Materials	46,998	46,998	–	–
Short-Term Investments	299,889	–	299,889	–

Subtotal Investments in Securities	$144,071,409	$9,355,466	$133,346,299	$1,369,644

Other Investments*	Total
Short-Term Investments	29,444,273

Subtotal Other Investments	$29,444,273

Total Investments at Value	$173,515,682

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	15,190	15,190	–	–

Total Asset Derivatives	$15,190	$15,190	$–	$–

Liability Derivatives
Futures Contracts	10,114	10,114	–	–

Total Liability Derivatives	$10,114	$10,114	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

The following table presents Opportunity Income Plus Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $299,889 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(11)	June 2017	($1,366,457)	($1,370,187)	($3,730)
CBOT 2-Yr. U.S. Treasury Note	(16)	July 2017	(3,462,951)	(3,463,250)	(299)
CBOT 5-Yr. U.S. Treasury Note	15	July 2017	1,766,648	1,765,898	(750)
CBOT U.S. Long Bond	(3)	June 2017	(450,365)	(452,531)	(2,166)
CME S&P 500 Index	(8)	June 2017	(4,725,967)	(4,718,400)	7,567
CME Ultra Long Term U.S. Treasury Bond	10	June 2017	1,598,627	1,606,250	7,623
Ultra 10-Yr. U.S. Treasury Note	(4)	June 2017	(532,393)	(535,562)	(3,169)
Total Futures Contracts					$5,076

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Core Short-Term Reserve Fund	$26,649,222	$34,320,648	$31,525,597	2,944,427	$29,444,273	$66,084
Total Value and Income Earned	$26,649,222				$29,444,273	$66,084

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (92.1%)	Value
Biotechnology (23.9%)
75,997	ACADIA Pharmaceuticals, Inc.[a]	$2,612,777
86,705	Alder Biopharmaceuticals, Inc.[a]	1,803,464
523,165	Amicus Therapeutics, Inc.[a]	3,730,166
82,869	BioMarin Pharmaceutical, Inc.[a]	7,274,241
74,600	Celgene Corporation[a]	9,282,478
50,569	Global Blood Therapeutics, Inc.[a]	1,863,467
131,189	Neurocrine Biosciences, Inc.[a]	5,680,484
69,525	Portola Pharmaceuticals, Inc.[a]	2,724,685
46,889	Shire Pharmaceuticals Group plc ADR	8,169,470

	Total	43,141,232

Health Care Equipment (20.4%)
45,985	ABIOMED, Inc.[a]	5,757,322
311,192	Accuray, Inc.[a]	1,478,162
70,751	Dexcom, Inc.[a]	5,994,732
60,900	Edwards Lifesciences Corporation[a]	5,728,863
8,575	Intuitive Surgical, Inc.[a]	6,572,481
136,204	K2M Group Holdings, Inc.[a]	2,793,544
63,700	NuVasive, Inc.[a]	4,757,116
70,875	NxStage Medical, Inc.[a]	1,901,576
59,200	Wright Medical Group NVa	1,842,304

	Total	36,826,100

Health Care Facilities (3.3%)
135,800	Acadia Healthcare Company, Inc.[a]	5,920,880

	Total	5,920,880

Health Care Services (2.6%)
183,057	Teladoc, Inc.[a]	4,576,425

	Total	4,576,425

Pharmaceuticals (41.9%)
42,000	Aerie Pharmaceuticals, Inc.[a]	1,904,700
88,883	Aspen Pharmacare Holdings, Ltd.	1,818,488
219,729	Collegium Pharmaceutical, Inc.[a]	2,210,474
237,800	Endo International plc[a]	2,653,848
101,399	Johnson & Johnson	12,629,246
215,500	Merck & Company, Inc.	13,692,870
180,100	Mylan NVa	7,022,099
67,139	Neuroderm, Ltd.[a]	1,782,540
145,000	Novartis AG ADR	10,769,150
346,397	Pfizer, Inc.	11,850,241
37,644	Sawai Pharmaceutical Company, Ltd.	2,043,767
227,200	Teva Pharmaceutical Industries, Ltd.
	ADR	7,290,848

	Total	75,668,271

	Total Common Stock (cost $156,593,119)	166,132,908

Shares or Principal Amount	Short-Term Investments (7.3%)[b]	Value
	Federal Home Loan Bank Discount Notes
1,300,000	0.520%, 4/5/2017	1,299,951
1,500,000	0.770%, 4/19/2017	1,499,540
820,000	0.710%, 4/26/2017	819,638
1,900,000	0.740%, 4/28/2017	1,899,090
100,000	0.770%, 6/14/2017	99,850

Shares or Principal Amount	Short-Term Investments (7.3%)[b]	Value
	Thrivent Core Short-Term Reserve Fund
759,330	1.070%	$7,593,295

	Total Short-Term Investments (cost $13,211,025)	13,211,364

	Total Investments (cost $169,804,144) 99.4%	$179,344,272

	Other Assets and Liabilities, Net 0.6%	1,114,430

	Total Net Assets 100.0%	$180,458,702

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$15,610,199
Gross unrealized depreciation	(6,070,071)

Net unrealized appreciation (depreciation)	$9,540,128

Cost for federal income tax purposes	$169,804,144

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	43,141,232	43,141,232	–	–
Health Care Equipment	36,826,100	36,826,100	–	–
Health Care Facilities	5,920,880	5,920,880	–	–
Health Care Services	4,576,425	4,576,425	–	–
Pharmaceuticals	75,668,271	71,806,016	3,862,255	–
Short-Term Investments	5,618,069	–	5,618,069	–

Subtotal Investments in Securities	$171,750,977	$162,270,653	$9,480,324	$–

Other Investments*	Total
Short-Term Investments	7,593,295

Subtotal Other Investments	$7,593,295

Total Investments at Value	$179,344,272

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Core Short-Term Reserve Fund	$8,210,797	$17,512,823	$18,130,325	759,330	$7,593,295	$19,995
Total Value and Income Earned	$8,210,797				$7,593,295	$19,995

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (91.4%)	Value
Brazil (11.2%)
130,500	Ambev SA	$757,839
180,467	Banco Bradesco SA ADR	1,847,982
59,400	BRF SA	732,586
130,105	Lojas Renner SA	1,155,344
38,756	Multiplan Empreendimentos Imobiliarios SA	826,347
67,600	Ultrapar Participacoes SA	1,543,921
67,960	Vale SA ADR	645,620

	Total	7,509,639

Chile (2.2%)
31,770	Banco Santander Chile SA ADR	796,792
78,340	S.A.C.I. Falabella	658,881

	Total	1,455,673

China (1.0%)
890,000	PetroChina Company, Ltd.	651,996

	Total	651,996

Hong Kong (11.2%)
337,000	AIA Group, Ltd.	2,127,130
199,000	China Mobile, Ltd.	2,188,503
236,000	Hang Lung Group, Ltd.	1,006,633
132,000	Hang Lung Properties, Ltd.	343,157
29,640	Hong Kong Exchanges and Clearing, Ltd.	747,934
71,000	Swire Pacific, Ltd., Class A	709,665
100,000	Swire Pacific, Ltd., Class B	173,513
59,500	Swire Properties, Ltd.	190,696

	Total	7,487,231

Hungary (1.2%)
34,710	Richter Gedeon Nyrt	788,325

	Total	788,325

India (16.4%)
59,005	Grasim Industries, Ltd.	953,137
31,750	Grasim Industries, Ltd. GDR	513,715
18,800	Hero Motocorp, Ltd.	932,916
67,000	Hindustan Unilever, Ltd.	940,731
116,639	Housing Development Finance Corporation	2,698,490
160,000	ICICI Bank, Ltd.	683,451
39,116	Infosys, Ltd.	616,668
413,339	ITC, Ltd.	1,784,634
21,564	Kotak Mahindra Bank, Ltd.	289,652
23,183	Tata Consultancy Services, Ltd.	868,178
10,947	Ultra Tech Cement, Ltd.	671,827

	Total	10,953,399

Indonesia (4.6%)
3,229,800	Astra International Tbk PT	2,090,511
604,900	Indocement Tunggal Prakarsa Tbk PT	753,786
168,600	PT Bank Central Asia Tbk	209,342

	Total	3,053,639

Luxembourg (1.4%)
26,965	Tenaris SA ADR	920,585

	Total	920,585

Malaysia (1.1%)
172,000	Public Bank Berhad	773,223

	Total	773,223

Shares	Common Stock (91.4%)	Value
Mexico (7.5%)
20,600	Fomento Economico Mexicano SAB de CV ADR	$1,823,512
6,300	Grupo Aeroportuario del Sureste SAB de CV ADR	1,091,412
320,477	Grupo Financiero Banorte SAB de CV ADR	1,844,233
97,300	Organizacion Soriana SAB de CVa	228,409

	Total	4,987,566

Philippines (3.8%)
56,150	Ayala Corporation	945,489
917,900	Ayala Land, Inc.	604,396
505,862	Bank of the Philippine Islands	1,020,293

	Total	2,570,178

Poland (1.1%)
21,519	Bank Pekao SA	716,324

	Total	716,324

Portugal (1.2%)
45,229	Jeronimo Martins SGPS SA	808,212

	Total	808,212

Russia (4.4%)
26,386	Lukoil ADR	1,398,725
9,219	Magnit PJSC	1,516,791

	Total	2,915,516

South Africa (3.4%)
63,421	Massmart Holdings, Ltd.	643,700
68,564	MTN Group, Ltd.	623,156
155,808	Truworths International, Ltd.	1,005,835

	Total	2,272,691

South Korea (3.0%)
2,431	Amorepacific Corporation	363,030
2,673	Amorepacific Group	285,745
1,790	NAVER Corporation	1,368,746

	Total	2,017,521

Taiwan (4.9%)
175,400	Taiwan Mobile Company, Ltd.	644,391
424,499	Taiwan Semiconductor Manufacturing Company, Ltd.	2,661,877

	Total	3,306,268

Thailand (4.7%)
101,500	Siam Cement pcl	1,594,921
325,800	Siam Commercial Bank pcl	1,545,562

	Total	3,140,483

Turkey (3.8%)
378,033	Akbank TAS	887,559
55,836	BIM Birlesik Magazalar AS	858,540
326,790	Turkiye Garanti Bankasi AS	796,914

	Total	2,543,013

United Kingdom (1.8%)
32,386	BHP Billiton plc	499,826
73,303	Standard Chartered plc[a]	701,137

	Total	1,200,963

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (91.4%)	Value
United States (1.5%)
37,000	Yum China Holding, Inc.[a]	$1,006,400

	Total	1,006,400

	Total Common Stock (cost $52,977,083)	61,078,845

Shares	Preferred Stock (5.9%)
Brazil (1.0%)
71,605	Vale SA ADR	643,013

	Total	643,013

South Korea (4.9%)
2,297	Samsung Electronics Company, Ltd.	3,290,200

	Total	3,290,200

	Total Preferred Stock (cost $2,146,754)	3,933,213

Shares or Principal Amount	Short-Term Investments (3.2%)[b]
	Thrivent Core Short-Term Reserve Fund
211,733	1.070%	2,117,330

	Total Short-Term Investments (cost $2,117,330)	2,117,330

	Total Investments (cost $57,241,167) 100.5%	$67,129,388

	Other Assets and Liabilities, Net (0.5%)	(300,898)

	Total Net Assets 100.0%	$66,828,490

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$14,589,221
Gross unrealized depreciation	(4,701,000)

Net unrealized appreciation (depreciation)	$9,888,221

Cost for federal income tax purposes	$57,241,167

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	7,078,296	1,006,400	6,071,896	–
Consumer Staples	10,515,320	1,823,512	8,691,808	–
Energy	4,515,227	920,585	3,594,642	–
Financials	18,631,507	2,644,774	15,986,733	–
Health Care	788,325	–	788,325	–
Industrials	1,091,412	1,091,412	–	–
Information Technology	5,515,469	–	5,515,469	–
Materials	5,632,832	645,620	4,987,212	–
Real Estate	3,854,407	–	3,854,407	–
Telecommunications Services	3,456,050	–	3,456,050	–
Preferred Stock
Information Technology	3,290,200	–	3,290,200	–
Materials	643,013	643,013	–	–

Subtotal Investments in Securities	$65,012,058	$8,775,316	$56,236,742	$–

Other Investments*	Total
Short-Term Investments	2,117,330

Subtotal Other Investments	$2,117,330

Total Investments at Value	$67,129,388

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$981,850	$2,933,200	$3,915,050	–	$–	$178
Core Short-Term Reserve Fund	1,398,177	3,236,237	2,517,084	211,733	2,117,330	4,525
Total Value and Income Earned	$2,380,027				$2,117,330	$4,703

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (99.3%)	Value
Consumer Discretionary (0.1%)
4,000	MGM Resorts International	$109,600

	Total	109,600

Diversified REITS (4.8%)
11,292	American Assets Trust, Inc.	472,457
5,000	Armada Hoffler Properties, Inc.	69,450
28,500	Colony NorthStar, Inc.	367,935
29,919	Empire State Realty Trust, Inc.	617,528
16,376	First Potomac Realty Trust	168,345
32,493	Forest City Realty Trust, Inc.	707,698
16,201	Gramercy Property Trust	426,086
35,414	Lexington Realty Trust	353,432
34,943	Liberty Property Trust	1,347,053
4,970	PS Business Parks, Inc.	570,357
106,060	Spirit Realty Capital, Inc.	1,074,388
56,846	Store Capital Corporation	1,357,482
69,734	VEREIT, Inc.	592,042
9,515	Washington REIT	297,629
10,500	Winthrop Realty Trust Liquidation Escrow[a]	78,120
3,450	WP Carey, Inc.	214,659

	Total	8,714,661

Health Care REITs (9.3%)
15,000	Brookdale Senior Living, Inc.[b]	201,450
8,930	Care Capital Properties, Inc.	239,949
54,942	HCP, Inc.	1,718,586
31,062	Healthcare Realty Trust, Inc.	1,009,515
38,419	Healthcare Trust of America, Inc.	1,208,662
7,022	LTC Properties, Inc.	336,354
24,564	Medical Properties Trust, Inc.	316,630
8,220	National Health Investors, Inc.	597,019
14,371	Omega Healthcare Investors, Inc.	474,099
59,570	Physicians Realty Trust	1,183,656
14,431	Sabra Health Care REIT, Inc.	403,058
22,822	Senior Housing Property Trust	462,145
65,920	Ventas, Inc.	4,287,437
65,277	Welltower, Inc.	4,622,917

	Total	17,061,477

Hotel & Resort REITs (6.0%)
12,300	Apple Hospitality REIT, Inc.	234,930
6,000	Ashford Hospitality Prime, Inc.	63,660
24,156	Chatham Lodging Trust	477,081
21,883	Chesapeake Lodging Trust	524,317
46,895	DiamondRock Hospitality Company	522,879
30,093	FelCor Lodging Trust, Inc.	225,999
8,786	Hersha Hospitality Trust	165,089
6,390	Hilton Grand Vacations, Inc.[b]	183,137
15,633	Hilton Worldwide Holdings, Inc.	913,905
17,449	Hospitality Properties Trust	550,167
123,129	Host Hotels & Resorts, Inc.	2,297,587
17,705	LaSalle Hotel Properties	512,560
4,200	Marriott International, Inc.	395,556
15,100	MGM Growth Properties, LLC	408,455
18,599	Park Hotels & Resorts, Inc.	477,436
27,974	Pebblebrook Hotel Trust	817,121
26,691	RLJ Lodging Trust	627,505
29,215	Summit Hotel Properties, Inc.	466,856
71,031	Sunstone Hotel Investors, Inc.	1,088,905

	Total	10,953,145

Industrial REITS (7.3%)
19,016	DCT Industrial Trust, Inc.	915,050
102,920	Duke Realty Corporation	2,703,708
6,524	EastGroup Properties, Inc.	479,710

Shares	Common Stock (99.3%)	Value
Industrial REITS (7.3%) - continued
48,496	First Industrial Realty Trust, Inc.	$1,291,448
5,450	Monmouth Real Estate Investment Corporation	77,772
122,382	Prologis, Inc.	6,349,178
26,578	Rexford Industrial Realty, Inc.	598,537
21,700	STAG Industrial, Inc.	542,934
9,608	Terreno Realty Corporation	269,024

	Total	13,227,361

Information Technology (0.3%)
13,750	InterXion Holding NVb	543,950

	Total	543,950

Mortgage REITS (0.6%)
10,250	Blackstone Mortgage Trust, Inc.	317,340
26,640	New Residential Investment Corporation	452,347
15,000	Starwood Property Trust, Inc.	338,700

	Total	1,108,387

Office REITS (15.2%)
33,712	Alexandria Real Estate Equities, Inc.	3,725,850
39,598	Boston Properties, Inc.	5,243,171
41,430	Brandywine Realty Trust	672,409
30,697	City Office REIT, Inc.	372,968
19,857	Corporate Office Properties Trust	657,267
90,232	Cousins Properties, Inc.	746,219
31,057	Douglas Emmett, Inc.	1,192,589
17,500	Equity Commonwealth[b]	546,350
37,800	Franklin Street Properties Corporation	458,892
25,312	Highwoods Properties, Inc.	1,243,578
49,059	Hudson Pacific Properties, Inc.	1,699,404
27,263	Kilroy Realty Corporation	1,965,117
29,405	Mack-Cali Realty Corporation	792,171
33,300	Paramount Group, Inc.	539,793
9,091	Parkway, Inc.	180,820
16,963	Piedmont Office Realty Trust, Inc.	362,669
27,877	SL Green Realty Corporation	2,972,246
44,150	Vornado Realty Trust	4,428,686

	Total	27,800,199

Real Estate Services (0.2%)
6,619	CBRE Group, Inc.[b]	230,275
800	Jones Lang LaSalle, Inc.	89,160
3,000	Kennedy-Wilson Holdings, Inc.	66,600

	Total	386,035

Residential REITS (18.3%)
37,353	American Campus Communities, Inc.	1,777,629
75,800	American Homes 4 Rent	1,740,368
43,734	Apartment Investment & Management Company	1,939,603
36,254	AvalonBay Communities, Inc.	6,656,234
22,047	Bluerock Residential Growth REIT, Inc.	271,399
19,431	Camden Property Trust	1,563,418
25,800	Colony Starwood Homes	875,910
13,638	Education Realty Trust, Inc.	557,112
21,928	Equity Lifestyle Properties, Inc.	1,689,772
74,758	Equity Residential	4,651,443
17,185	Essex Property Trust, Inc.	3,978,843
15,000	Independence Realty Trust, Inc.	140,550
39,250	Invitation Homes, Inc.[b]	856,827
23,005	Mid-America Apartment Communities, Inc.	2,340,529

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (99.3%)	Value
Residential REITS (18.3%) - continued
39,739	Monogram Residential Trust, Inc.	$396,198
26,078	Sun Communities, Inc.	2,094,846
51,294	UDR, Inc.	1,859,920

	Total	33,390,601

Retail REITS (20.9%)
35,413	Acadia Realty Trust	1,064,515
9,809	Agree Realty Corporation	470,440
79,091	Brixmor Property Group, Inc.	1,697,293
19,239	CBL & Associates Properties, Inc.	183,540
11,320	Cedar Realty Trust, Inc.	56,826
83,206	DDR Corporation	1,042,571
15,795	Federal Realty Investment Trust	2,108,632
152,205	General Growth Properties, Inc.	3,528,112
65,987	Kimco Realty Corporation	1,457,653
18,436	Kite Realty Group Trust	396,374
20,291	Macerich Company	1,306,740
23,286	National Retail Properties, Inc.	1,015,735
12,026	Pennsylvania REIT	182,074
31,548	Ramco-Gershenson Properties Trust	442,303
18,577	Realty Income Corporation	1,105,889
52,142	Regency Centers Corporation	3,461,707
35,322	Retail Opportunity Investments Corporation	742,822
56,300	Retail Properties of America, Inc.	811,846
1,138	Saul Centers, Inc.	70,124
78,311	Simon Property Group, Inc.	13,471,841
21,363	Tanger Factory Outlet Centers, Inc.	700,066
15,447	Taubman Centers, Inc.	1,019,811
19,271	Urban Edge Properties	506,827
14,000	Urstadt Biddle Properties, Inc.	287,840
18,971	Washington Prime Group, Inc.	164,858
23,142	Weingarten Realty Investors	772,711
4,000	Whitestone REIT	55,360

	Total	38,124,510

Specialized REITS (16.3%)
18,157	American Tower Corporation	2,206,802
9,396	CoreSite Realty Corporation	846,110
16,142	Crown Castle International Corporation	1,524,612
58,672	CubeSmart	1,523,125
31,300	CyrusOne, Inc.	1,611,011
29,068	Digital Realty Trust, Inc.	3,092,545
16,050	DuPont Fabros Technology, Inc.	795,919
6,532	EPR Properties	480,951
13,042	Equinix, Inc.	5,221,626
28,870	Extra Space Storage, Inc.	2,147,639
14,450	Gaming and Leisure Properties, Inc.	482,919
11,000	GEO Group, Inc.	510,070
4,957	Iron Mountain, Inc.	176,816
9,258	Life Storage, Inc.	760,267
28,765	National Storage Affiliates Trust	687,483
5,182	Outfront Media, Inc.	137,582
25,883	Public Storage, Inc.	5,666,048
11,700	QTS Realty Trust, Inc.	570,375
7,750	Uniti Group, Inc.	200,338
34,930	Weyerhaeuser Company	1,186,921

	Total	29,829,159

	Total Common Stock (cost $159,799,688)	181,249,085

Shares	Registered Investment Companies (0.1%)	Value
Equity Funds/ETFs (<0.1%)
7,389	Cohen & Steers Quality Income Realty Fund, Inc.	$90,811
6,500	iShares Dow Jones US Home Construction Index Fund	207,870

	Total	298,681

	Total Registered Investment Companies (cost $257,502)	298,681

Shares or Principal Amount	Short-Term Investments (0.3%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
56,166	1.070%	561,656

	Total Short-Term Investments (cost $561,655)	561,656

	Total Investments (cost $160,618,845) 99.7%	$182,109,422

	Other Assets and Liabilities, Net 0.3%	472,512

	Total Net Assets 100.0%	$182,581,934

a

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,248,197
Gross unrealized depreciation	(11,757,620)

Net unrealized appreciation (depreciation)	$21,490,577

Cost for federal income tax purposes	$160,618,845

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	109,600	109,600	–	–
Diversified REITS	8,714,661	8,636,541	–	78,120
Health Care REITs	17,061,477	17,061,477	–	–
Hotel & Resort REITs	10,953,145	10,953,145	–	–
Industrial REITS	13,227,361	13,227,361	–	–
Information Technology	543,950	543,950	–	–
Mortgage REITS	1,108,387	1,108,387	–	–
Office REITS	27,800,199	27,800,199	–	–
Real Estate Services	386,035	386,035	–	–
Residential REITS	33,390,601	33,390,601	–	–
Retail REITS	38,124,510	38,124,510	–	–
Specialized REITS	29,829,159	29,829,159	–	–
Registered Investment Companies
Equity Funds/ETFs	298,681	298,681	–	–

Subtotal Investments in Securities	$181,547,766	$181,469,646	$–	$78,120

Other Investments*	Total
Short-Term Investments	561,656

Subtotal Other Investments	$561,656

Total Investments at Value	$182,109,422

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$–	$212,875	$212,875	–	$–	$9
Core Short-Term Reserve Fund	1,162,622	5,931,447	6,532,413	56,166	561,656	1,992
Total Value and Income Earned	$1,162,622				$561,656	$2,001

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (94.1%)	Value
Consumer Discretionary (7.2%)
34,616	Cedar Fair, LP	$2,347,311
74,635	Core-Mark Holding Company, Inc.	2,327,866
55,480	G-III Apparel Group, Ltd.[a]	1,214,457
182,820	Houghton Mifflin Harcourt Company[a]	1,855,623
147,240	Nutrisystem, Inc.	8,171,820
46,110	Oxford Industries, Inc.	2,640,258
38,070	Papa John’s International, Inc.	3,047,123
367,820	Pinnacle Entertainment, Inc.[a]	7,179,846
377,692	Tuesday Morning Corporation[a]	1,416,345
96,105	Tupperware Brands Corporation	6,027,706
92,800	Zoe’s Kitchen, Inc.[a,b]	1,716,800

	Total	37,945,155

Consumer Staples (2.4%)
143,302	AdvancePierre Foods Holdings, Inc.	4,466,723
315,530	Cott Corporation	3,899,951
77,820	MGP Ingredients, Inc.[b]	4,220,179

	Total	12,586,853

Energy (3.4%)
90,210	Oil States International, Inc.[a]	2,990,462
457,050	Rowan Companies plc[a]	7,120,839
118,540	RPC, Inc.[b]	2,170,467
443,600	WPX Energy, Inc.[a]	5,939,804

	Total	18,221,572

Financials (21.5%)
71,190	Allied World Assurance Company Holdings AG	3,780,189
110,433	Ameris Bancorp	5,090,961
39,397	Argo Group International Holdings, Ltd.	2,671,117
236,972	Assured Guaranty, Ltd.	8,794,031
210,240	BancorpSouth, Inc.	6,359,760
112,902	Chemical Financial Corporation	5,774,937
251,768	CoBiz Financial, Inc.	4,229,702
128,269	Hamilton Lane, Inc.[a]	2,394,782
280,781	Hanmi Financial Corporation	8,634,016
62,709	Hanover Insurance Group, Inc.	5,647,573
176,390	Heritage Commerce Corporation	2,487,099
210,711	Hope Bancorp, Inc.	4,039,330
103,744	Horace Mann Educators Corporation	4,258,691
182,962	Houlihan Lokey, Inc.	6,303,041
53,108	Infinity Property & Casualty Corporation	5,071,814
26,510	Meta Financial Group, Inc.	2,346,135
152,550	National Bank Holdings Corporation	4,957,875
70,670	Primerica, Inc.	5,809,074
111,620	Renasant Corporation	4,430,198
95,426	State Auto Financial Corporation	2,619,444
118,981	Stifel Financial Corporation[a]	5,971,656
214,730	Synovus Financial Corporation	8,808,225
132,090	United Community Banks, Inc.	3,657,572

	Total	114,137,222

Health Care (10.6%)
101,530	Akorn, Inc.[a]	2,444,842
27,310	Align Technology, Inc.[a]	3,132,730
243,050	Catalent, Inc.[a]	6,883,176
46,850	Chemed Corporation	8,559,027
26,168	Heska Corporation[a]	2,747,117
49,920	Neurocrine Biosciences, Inc.[a]	2,161,536
103,483	NuVasive, Inc.[a]	7,728,110
171,180	Omnicell, Inc.[a]	6,958,467
97,650	PerkinElmer, Inc.	5,669,559
37,450	Teleflex, Inc.	7,255,189

Shares	Common Stock (94.1%)	Value
Health Care (10.6%) - continued
35,164	West Pharmaceutical Services, Inc.	$2,869,734

	Total	56,409,487

Industrials (20.5%)
56,990	AGCO Corporation	3,429,658
201,340	AZZ, Inc.	11,979,730
107,960	BWX Technologies, Inc.	5,138,896
58,160	Curtiss-Wright Corporation	5,307,682
67,240	Encore Wire Corporation	3,093,040
47,510	Genesee & Wyoming, Inc.[a]	3,224,029
75,606	Granite Construction, Inc.	3,794,665
62,670	ICF International, Inc.[a]	2,588,271
160,290	Kirby Corporation[a]	11,308,459
47,920	Lindsay Corporation[b]	4,222,710
237,240	MRC Global, Inc.[a]	4,348,609
50,571	MSA Safety, Inc.	3,574,864
85,740	Orbital ATK, Inc.	8,402,520
85,220	Oshkosh Corporation	5,845,240
28,070	Proto Labs, Inc.[a]	1,434,377
129,896	Raven Industries, Inc.	3,773,479
108,290	Saia, Inc.[a]	4,797,247
240,333	Team, Inc.[a]	6,501,008
37,252	Tennant Company	2,706,358
209,890	TransUnion[a]	8,049,281
59,704	Waste Connections, Inc.	5,267,087

	Total	108,787,210

Information Technology (18.3%)
102,305	Arista Networks, Inc.[a]	13,531,882
101,790	Belden, Inc.	7,042,850
145,930	Booz Allen Hamilton Holding Corporation	5,164,463
276,850	Ciena Corporation[a]	6,536,428
56,160	Criteo SA ADR[a]	2,807,438
174,280	Dolby Laboratories, Inc.	9,134,015
88,620	DST Systems, Inc.	10,855,950
52,230	Envestnet, Inc.[a]	1,687,029
22,270	Finisar Corporation[a]	608,862
76,080	Guidewire Software, Inc.[a]	4,285,586
20,300	II-VI, Inc.[a]	731,815
201,680	Integrated Device Technology, Inc.[a]	4,773,766
46,270	M/A-COM Technology Solutions Holdings, Inc.[a]	2,234,841
90,750	Microsemi Corporation[a]	4,676,348
233,900	National Instruments Corporation	7,615,784
184,595	Pegasystems, Inc.	8,094,491
23,458	Q2 Holdings, Inc.[a]	817,511
218,987	Virtusa Corporation[a]	6,617,787

	Total	97,216,846

Materials (4.0%)
62,810	Balchem Corporation	5,176,800
47,468	Chemtura Corporation[a]	1,585,431
59,590	Materion Corporation	1,999,245
37,090	Neenah Paper, Inc.	2,770,623
42,244	Scotts Miracle-Gro Company	3,945,167
72,440	Sensient Technologies Corporation	5,741,594

	Total	21,218,860

Real Estate (3.7%)
87,070	American Assets Trust, Inc.	3,643,009
221,435	Cousins Properties, Inc.	1,831,268
55,290	CyrusOne, Inc.	2,845,776
22,700	Mid-America Apartment Communities, Inc.	2,309,498
42,921	Pebblebrook Hotel Trust	1,253,722

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (94.1%)	Value
Real Estate (3.7%) - continued
118,310	Physicians Realty Trust	$2,350,820
197,720	Terreno Realty Corporation	5,536,160

	Total	19,770,253

Utilities (2.5%)
89,990	MDU Resources Group, Inc.	2,463,026
68,080	New Jersey Resources Corporation	2,695,968
115,030	PNM Resources, Inc.	4,256,110
44,370	Southwest Gas Holdings, Inc.	3,678,717

	Total	13,093,821

	Total Common Stock (cost $393,353,007)	499,387,279

Shares	Registered Investment Companies (3.2%)	Value
Equity Funds/ETFs (3.2%)
37,456	iShares Russell 2000 Index Fund	5,149,451
41,960	iShares Russell 2000 Value Index Fund	4,957,993
73,370	Materials Select Sector SPDR Fund[b]	3,845,322
46,910	SPDR S&P Biotech ETF[b]	3,252,739

	Total	17,205,505

	Total Registered Investment Companies (cost $14,040,879)	17,205,505

Shares	Collateral Held for Securities Loaned (3.2%)	Value
16,889,048	Thrivent Cash Management Trust	16,889,048

	Total Collateral Held for Securities Loaned (cost $16,889,048)	16,889,048

Shares or Principal Amount	Short-Term Investments (2.5%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
1,310,499	1.070%	13,104,992

	Total Short-Term Investments (cost $13,104,992)	13,104,992

	Total Investments (cost $437,387,926) 103.0%	$546,586,824

	Other Assets and Liabilities, Net (3.0%)	(16,126,889)

	Total Net Assets 100.0%	$530,459,935

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of March 31, 2017:

Securities Lending Transactions
Common Stock	$16,570,316
Total lending	$16,570,316
Gross amount payable upon return of collateral for securities loaned	$16,889,048
Net amounts due to counterparty	$318,732

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$120,204,374
Gross unrealized depreciation	(11,005,476)

Net unrealized appreciation (depreciation)	$109,198,898

Cost for federal income tax purposes	$437,387,926

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	37,945,155	37,945,155	–	–
Consumer Staples	12,586,853	12,586,853	–	–
Energy	18,221,572	18,221,572	–	–
Financials	114,137,222	114,137,222	–	–
Health Care	56,409,487	56,409,487	–	–
Industrials	108,787,210	108,787,210	–	–
Information Technology	97,216,846	97,216,846	–	–
Materials	21,218,860	21,218,860	–	–
Real Estate	19,770,253	19,770,253	–	–
Utilities	13,093,821	13,093,821	–	–
Registered Investment Companies
Equity Funds/ETFs	17,205,505	17,205,505	–	–

Subtotal Investments in Securities	$516,592,784	$516,592,784	$–	$–

Other Investments*	Total

Short-Term Investments	13,104,992
Collateral Held for Securities Loaned	16,889,048

Subtotal Other Investments	$29,994,040

Total Investments at Value	$546,586,824

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$11,513,109	$45,387,793	$40,011,854	16,889,048	$16,889,048	$22,726
Core Short-Term Reserve Fund	12,950,473	29,743,561	29,589,042	1,310,499	13,104,992	26,175
Total Value and Income Earned	$24,463,582				$29,994,040	$48,901

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (94.7%)	Value
Consumer Discretionary (14.6%)
38,560	Abercrombie & Fitch Company[a]	$460,021
43,400	American Axle & Manufacturing Holdings, Inc.[b]	815,052
9,240	American Public Education, Inc.[b]	211,596
10,680	Asbury Automotive Group, Inc.[b]	641,868
97,120	Ascena Retail Group, Inc.[b]	413,731
21,857	Barnes & Noble Education, Inc.[b]	209,609
31,560	Barnes & Noble, Inc.	291,930
48,090	Belmond, Ltd.[b]	581,889
10,230	Big 5 Sporting Goods Corporation	154,473
568	Biglari Holdings, Inc.[b]	245,365
10,250	BJ’s Restaurants, Inc.[b]	414,100
11,130	Bob Evans Farms, Inc.	722,003
46,580	Boyd Gaming Corporation[b]	1,025,226
16,150	Buckle, Inc.[a]	300,390
25,095	Caleres, Inc.	663,010
53,700	Callaway Golf Company	594,459
6,510	Capella Education Company	553,513
36,440	Career Education Corporation[b]	317,028
14,360	Cato Corporation	315,346
4,750	Cavco Industries, Inc.[b]	552,900
10,200	Children’s Place, Inc.	1,224,510
9,470	Chuy’s Holdings, Inc.[b]	282,206
9,880	Cooper-Standard Holdings, Inc.[b]	1,095,988
26,470	Core-Mark Holding Company, Inc.	825,599
41,310	Crocs, Inc.[b]	292,062
21,070	Dave & Buster’s Entertainment, Inc.[b]	1,287,166
9,470	DineEquity, Inc.	515,357
17,100	Dorman Products, Inc.[b]	1,404,423
37,560	DSW, Inc.	776,741
31,773	E.W. Scripps Company[b]	744,759
12,150	El Pollo Loco Holdings, Inc.[b]	145,193
14,480	Ethan Allen Interiors, Inc.	443,812
45,040	Express, Inc.[b]	410,314
15,300	Fiesta Restaurant Group, Inc.[b]	370,260
23,203	Finish Line, Inc.	330,179
31,010	Five Below, Inc.[b]	1,343,043
23,890	Fossil, Inc.[b]	416,880
19,280	Fox Factory Holding Corporation[b]	553,336
21,530	Francesca’s Holdings Corporation[b]	330,486
19,830	Fred’s, Inc.[a]	259,773
9,830	FTD Companies, Inc.[b]	197,976
64,330	Gannett Company, Inc.	539,085
11,300	Genesco, Inc.[b]	626,585
20,610	Gentherm, Inc.[b]	808,943
24,940	G-III Apparel Group, Ltd.[b]	545,937
11,280	Group 1 Automotive, Inc.	835,622
34,620	Guess ?, Inc.[a]	386,013
11,020	Haverty Furniture Companies, Inc.	268,337
12,350	Hibbett Sports, Inc.[a,b]	364,325
31,640	Iconix Brand Group, Inc.[b]	237,933
59,870	ILG, Inc.	1,254,875
11,340	Installed Building Products, Inc.[b]	598,185
15,360	iRobot Corporation[b]	1,015,910
8,320	Kirkland’s, Inc.[b]	103,168
27,490	La-Z-Boy, Inc.	742,230
13,930	LCI Industries	1,390,214
9,570	LGI Homes, Inc.[a,b]	324,519
13,540	Lithia Motors, Inc.	1,159,701
16,060	Lumber Liquidators Holdings, Inc.[a,b]	337,099
23,270	M.D.C. Holdings, Inc.	699,263
14,100	M/I Homes, Inc.[b]	345,450
10,630	Marcus Corporation	341,223
13,830	MarineMax, Inc.[b]	299,419
13,750	Marriott Vacations Worldwide Corporation	1,374,038

Shares	Common Stock (94.7%)	Value
Consumer Discretionary (14.6%) - continued
21,450	Meritage Homes Corporation[b]	$789,360
6,190	Monarch Casino & Resort, Inc.[b]	182,853
18,510	Monro Muffler Brake, Inc.	964,371
10,470	Motorcar Parts of America, Inc.[b]	321,743
9,240	Movado Group, Inc.	230,538
17,410	Nautilus, Inc.[b]	317,732
30,240	New Media Investment Group, Inc.	429,710
16,980	Nutrisystem, Inc.	942,390
26,980	Ollie’s Bargain Outlet Holdings, Inc.[b]	903,830
8,480	Oxford Industries, Inc.	485,565
46,040	Penn National Gaming, Inc.[b]	848,517
6,800	Perry Ellis International, Inc.[b]	146,064
11,530	PetMed Express, Inc.[a]	232,214
7,280	Red Robin Gourmet Burgers, Inc.[b]	425,516
19,890	Regis Corporation[b]	233,111
30,040	Rent-A-Center, Inc.[a]	266,455
21,730	RHa,b	1,005,230
35,460	Ruby Tuesday, Inc.[b]	99,643
16,890	Ruth’s Hospitality Group, Inc.	338,645
15,210	Scholastic Corporation	647,490
28,940	Scientific Games Corporation[b]	684,431
24,470	Select Comfort Corporation[b]	606,611
9,970	Shake Shack, Inc.[a,b]	332,998
7,570	Shoe Carnival, Inc.	185,995
19,010	Shutterfly, Inc.[b]	917,993
14,960	Sonic Automotive, Inc.	299,948
25,272	Sonic Corporation	640,898
8,810	Stamps.com, Inc.[a,b]	1,042,664
11,360	Standard Motor Products, Inc.	558,230
17,640	Stein Mart, Inc.	53,096
30,585	Steven Madden, Ltd.[b]	1,179,052
5,840	Strayer Education, Inc.	470,062
10,150	Sturm, Ruger & Company, Inc.[a]	543,532
12,690	Superior Industries International, Inc.	321,691
27,730	Tailored Brands, Inc.[a]	414,286
18,700	Tile Shop Holdings, Inc.	359,975
21,420	TopBuild Corporation[b]	1,006,740
26,350	Tuesday Morning Corporation[b]	98,812
8,690	Unifi, Inc.[b]	246,709
8,120	Universal Electronics, Inc.[b]	556,220
10,530	Vera Bradley, Inc.[b]	98,034
32,670	Vista Outdoor, Inc.[b]	672,675
13,530	Vitamin Shoppe, Inc.[b]	272,630
13,280	William Lyon Homes[b]	273,834
16,370	Wingstop, Inc.[a]	462,944
15,020	Winnebago Industries, Inc.	439,335
54,700	Wolverine World Wide, Inc.	1,365,859
21,740	World Wrestling Entertainment, Inc.	483,063
9,830	Zumiez, Inc.[b]	179,889

	Total	61,910,829

Consumer Staples (2.9%)
14,800	Andersons, Inc.	560,920
37,420	B&G Foods, Inc.	1,506,155
8,540	Calavo Growers, Inc.	517,524
16,890	Cal-Maine Foods, Inc.[a]	621,552
5,730	Central Garden & Pet Company[b]	212,411
19,000	Central Garden & Pet Company, Class Ab	659,680
2,610	Coca-Cola Bottling Company Consolidated[b]	537,712
93,180	Darling Ingredients, Inc.[b]	1,352,974
9,580	Inter Parfums, Inc.	350,149
8,460	J & J Snack Foods Corporation	1,146,838
4,930	John B. Sanfilippo & Son, Inc.	360,827
6,180	Medifast, Inc.	274,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (94.7%)	Value
Consumer Staples (2.9%) - continued
11,310	Sanderson Farms, Inc.	$1,174,430
3,520	Seneca Foods Corporation[b]	127,072
21,250	SpartanNash Company	743,538
152,665	SUPERVALU, Inc.[b]	589,287
14,190	Universal Corporation	1,003,942
7,890	WD-40 Company	859,615

	Total	12,598,833

Energy (3.2%)
40,460	Archrock, Inc.	501,704
42,920	Atwood Oceanics, Inc.[b]	409,028
43,580	Bill Barrett Corporation[b]	198,289
18,280	Bristow Group, Inc.	278,039
11,980	CARBO Ceramics, Inc.[b]	156,219
35,300	Carrizo Oil & Gas, Inc.[b]	1,011,698
43,130	Cloud Peak Energy, Inc.[b]	197,535
12,760	Contango Oil & Gas Company[b]	93,403
225,770	Denbury Resources, Inc.[b]	582,487
11,020	Era Group, Inc.[b]	146,125
18,245	Exterran Corporation[b]	573,805
7,660	Geospace Technologies Corporation[b]	124,322
20,130	Green Plains, Inc.	498,218
7,720	Gulf Island Fabrication, Inc.	89,166
78,700	Helix Energy Solutions Group, Inc.[b]	611,499
18,710	Hornbeck Offshore Services, Inc.[a,b]	82,885
15,090	Matrix Service Company[b]	248,985
49,260	Newpark Resources, Inc.[b]	399,006
23,790	Northern Oil and Gas, Inc.[b]	61,854
31,760	PDC Energy, Inc.[b]	1,980,236
44,470	Pioneer Energy Services Corporation[b]	177,880
3,180	REX American Resources Corporation[b]	287,758
9,120	SEACOR Holdings, Inc.[b]	631,013
114,890	SRC Energy, Inc.[b]	969,672
26,520	Tesco Corporation[b]	213,486
66,220	TETRA Technologies, Inc.[b]	269,515
27,910	Tidewater, Inc.[b]	32,096
41,510	U.S. Silica Holdings, Inc.	1,992,065
29,920	Unit Corporation[b]	722,867

	Total	13,540,855

Financials (16.4%)
50,260	American Equity Investment Life Holding Company	1,187,644
20,860	Ameris Bancorp	961,646
10,810	AMERISAFE, Inc.	701,569
51,680	Astoria Financial Corporation	1,059,957
28,210	Banc of California, Inc.[a]	583,947
23,880	Bank Mutual Corporation	224,472
14,830	Banner Corporation	825,141
32,690	Bofi Holding, Inc.[a,b]	854,190
47,570	Boston Private Financial Holdings, Inc.	780,148
40,180	Brookline Bancorp, Inc.	628,817
54,170	Capstead Mortgage Corporation	570,952
18,860	Cardinal Financial Corporation	564,668
17,600	Central Pacific Financial Corporation	537,504
8,820	City Holding Company	568,714
33,150	Columbia Banking System, Inc.	1,292,519
25,480	Community Bank System, Inc.	1,400,890
16,160	Customers Bancorp, Inc.[b]	509,525
57,190	CVB Financial Corporation	1,263,327
17,685	Dime Community Bancshares, Inc.	359,005
14,613	Donnelley Financial Solutions, Inc.[b]	281,885
9,540	eHealth, Inc.[b]	114,862
18,190	Employers Holdings, Inc.	690,311

Shares	Common Stock (94.7%)	Value
Financials (16.4%) - continued
13,430	Encore Capital Group, Inc.[a,b]	$413,644
13,117	Enova International, Inc.[b]	194,787
22,280	Evercore Partners, Inc.	1,735,612
27,480	EZCORP, Inc.[b]	223,962
11,930	Fidelity Southern Corporation	266,993
32,800	Financial Engines, Inc.	1,428,440
90,253	First BanCorp[b]	509,929
50,770	First Commonwealth Financial Corporation	673,210
35,350	First Financial Bancorp	970,358
37,700	First Financial Bankshares, Inc.[a]	1,511,770
46,232	First Midwest Bancorp, Inc.	1,094,774
9,310	First NBC Bank Holding Company[b]	37,240
27,264	FirstCash, Inc.	1,340,026
43,390	Glacier Bancorp, Inc.	1,472,223
33,460	Great Western Bancorp, Inc.	1,419,039
25,190	Green Dot Corporation[b]	840,338
15,560	Greenhill & Company, Inc.	455,908
18,312	Hanmi Financial Corporation	563,094
4,790	HCI Group, Inc.[a]	218,328
71,540	Home BancShares, Inc.	1,936,588
14,260	HomeStreet, Inc.[b]	398,567
71,994	Hope Bancorp, Inc.	1,380,125
22,870	Horace Mann Educators Corporation	938,813
15,350	Independent Bank Corporation	997,750
6,220	Infinity Property & Casualty Corporation	594,010
38,620	Interactive Brokers Group, Inc.	1,340,886
8,560	INTL FCStone, Inc.[b]	324,938
17,960	Investment Technology Group, Inc.	363,690
23,650	LegacyTexas Financial Group, Inc.	943,635
4,060	LendingTree, Inc.[a,b]	508,921
41,510	Maiden Holdings, Ltd.	581,140
15,130	National Bank Holdings Corporation	491,725
12,480	Navigators Group, Inc.	677,664
24,620	NBT Bancorp, Inc.	912,663
25,520	Northfield Bancorp, Inc.	459,870
57,700	Northwest Bancshares, Inc.	971,668
25,000	OFG Bancorp[a]	295,000
77,050	Old National Bancorp	1,336,817
10,340	Opus Bank	208,351
21,790	Oritani Financial Corporation	370,430
26,610	Pinnacle Financial Partners, Inc.	1,768,234
8,050	Piper Jaffray Companies	513,992
26,440	PRA Group, Inc.[b]	876,486
30,000	ProAssurance Corporation	1,807,500
33,990	Provident Financial Services, Inc.	878,642
21,430	RLI Corporation	1,286,229
19,710	S & T Bancorp, Inc.	681,966
8,060	Safety Insurance Group, Inc.	565,006
32,820	Selective Insurance Group, Inc.	1,547,463
25,070	ServisFirst Bancshares, Inc.	912,047
16,990	Simmons First National Corporation	936,999
14,986	Southside Bancshares, Inc.	503,080
77,239	Sterling Bancorp	1,830,564
13,130	Stewart Information Services Corporation	580,083
7,010	Tompkins Financial Corporation	564,656
54,562	TrustCo Bank Corporation	428,312
46,140	United Bankshares, Inc.[a]	1,949,415
40,405	United Community Banks, Inc.	1,118,814
12,220	United Fire Group, Inc.	522,649
10,030	United Insurance Holdings Corporation	159,979
18,430	Universal Insurance Holdings, Inc.[a]	451,535
3,640	Virtus Investment Partners, Inc.	385,476

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (94.7%)	Value
Financials (16.4%) - continued
15,710	Walker & Dunlop, Inc.[b]	$654,950
14,940	Westamerica Bancorporation[a]	834,100
64,440	WisdomTree Investments, Inc.	585,115
3,302	World Acceptance Corporation[b]	170,978

	Total	69,878,889

Health Care (11.7%)
12,680	Abaxis, Inc.	614,980
17,010	Aceto Corporation	268,928
25,900	Acorda Therapeutics, Inc.[b]	543,900
8,400	Adeptus Health, Inc.[a,b]	15,120
18,650	Air Methods Corporation[b]	801,950
12,640	Albany Molecular Research, Inc.[a,b]	177,339
6,730	Almost Family, Inc.[b]	327,078
19,550	AMAG Pharmaceuticals, Inc.[b]	440,853
15,703	Amedisys, Inc.[b]	802,266
26,860	AMN Healthcare Services, Inc.[b]	1,090,516
20,150	Amphastar Pharmaceuticals, Inc.[b]	292,175
7,010	Analogic Corporation	532,059
18,180	AngioDynamics, Inc.[b]	315,423
4,520	ANI Pharmaceuticals, Inc.[b]	223,785
8,240	Anika Therapeutics, Inc.[b]	357,946
16,390	Biotelemetry, Inc.[b]	474,491
18,270	Cambrex Corporation[b]	1,005,763
20,405	Cantel Medical Corporation	1,634,441
9,190	Chemed Corporation	1,678,921
65,300	Community Health Systems, Inc.[b]	579,211
6,010	Computer Programs and Systems, Inc.[a]	168,280
14,030	CONMED Corporation	623,072
5,500	CorVel Corporation[b]	239,250
18,770	Cross Country Healthcare, Inc.[b]	269,537
15,200	CryoLife, Inc.[b]	253,080
34,960	Depomed, Inc.[b]	438,748
24,720	Diplomat Pharmacy, Inc.[b]	394,284
4,600	Eagle Pharmaceuticals, Inc.[a,b]	381,524
19,560	Emergent Biosolutions, Inc.[b]	568,022
7,840	Enanta Pharmaceuticals, Inc.[b]	241,472
26,770	Ensign Group, Inc.	503,276
29,350	Haemonetics Corporation[b]	1,190,729
25,180	HealthEquity, Inc.[b]	1,068,891
14,350	HealthStream, Inc.[b]	347,701
3,360	Heska Corporation[b]	352,733
47,310	HMS Holdings Corporation[b]	961,812
8,390	ICU Medical, Inc.[b]	1,281,153
41,680	Impax Laboratories, Inc.[b]	527,252
43,590	Innoviva, Inc.[a,b]	602,850
9,200	Inogen, Inc.[b]	713,552
15,600	Integer Holdings Corporation[b]	627,120
33,780	Integra LifeSciences Holdings Corporation[b]	1,423,151
18,080	Invacare Corporation	215,152
47,569	Kindred Healthcare, Inc.	397,201
5,510	Landauer, Inc.	268,613
16,720	Lannett Company, Inc.[a,b]	373,692
8,380	LHC Group, Inc.[b]	451,682
10,670	Ligand Pharmaceuticals, Inc.[a,b]	1,129,313
21,120	Luminex Corporation	387,974
13,350	Magellan Health Services, Inc.[b]	921,818
38,120	Medicines Company[a,b]	1,864,068
31,000	Medidata Solutions, Inc.[b]	1,788,390
23,640	Meridian Bioscience, Inc.	326,232
28,515	Merit Medical Systems, Inc.[b]	824,084
56,680	MiMedx Group, Inc.[a,b]	540,160
36,620	Momenta Pharmaceuticals, Inc.[b]	488,877
38,480	Myriad Genetics, Inc.[a,b]	738,816

Shares	Common Stock (94.7%)	Value
Health Care (11.7%) - continued
18,570	Natus Medical, Inc.[b]	$728,873
84,660	Nektar Therapeutics[b]	1,986,970
21,435	Neogen Corporation[b]	1,405,064
20,880	Omnicell, Inc.[b]	848,772
29,470	OraSure Technologies, Inc.[b]	381,047
10,040	Orthofix International NVb	383,026
17,500	PharMerica Corporation[b]	409,500
10,470	Phibro Animal Health Corporation	294,207
39,670	Progenics Pharmaceuticals, Inc.[b]	374,485
6,860	Providence Service Corporation[b]	304,858
25,920	Quality Systems, Inc.[b]	395,021
17,000	Quorum Health Corporation[b]	92,480
18,850	Repligen Corporation[b]	663,520
28,860	SciClone Pharmaceuticals, Inc.[b]	282,828
61,000	Select Medical Holdings Corporation[b]	814,350
40,790	Spectrum Pharmaceuticals, Inc.[b]	265,135
13,720	Sucampo Pharmaceuticals, Inc.[b]	150,920
28,130	Supernus Pharmaceuticals, Inc.[b]	880,469
7,470	SurModics, Inc.[b]	179,653
19,050	Tivity Health, Inc.[b]	554,355
7,150	U.S. Physical Therapy, Inc.	466,895
21,040	Varex Imaging Corporation[b]	706,944
20,490	ZELTIQ Aesthetics, Inc.[b]	1,139,449

	Total	49,779,527

Industrials (17.9%)
22,442	AAON, Inc.	793,325
18,010	AAR Corporation	605,676
31,380	ABM Industries, Inc.	1,368,168
33,570	Actuant Corporation	884,570
19,020	Aegion Corporation[b]	435,748
42,160	Aerojet Rocketdyne Holdings, Inc.[b]	914,872
11,670	Aerovironment, Inc.[b]	327,110
5,350	Alamo Group, Inc.	407,617
16,350	Albany International Corporation	752,917
7,390	Allegiant Travel Company	1,184,248
7,840	American Woodmark Corporation[b]	719,712
16,420	Apogee Enterprises, Inc.	978,796
21,940	Applied Industrial Technologies, Inc.	1,356,989
13,610	ArcBest Corporation	353,860
10,830	Astec Industries, Inc.	665,991
14,270	Atlas Air Worldwide Holdings, Inc.[b]	791,272
14,690	AZZ, Inc.	874,055
28,320	Barnes Group, Inc.	1,453,949
27,040	Brady Corporation	1,045,096
24,130	Briggs & Stratton Corporation	541,718
25,510	Brink’s Company	1,363,509
7,640	CDI Corporation[b]	65,322
15,910	Celadon Group, Inc.	104,211
17,490	Chart Industries, Inc.[b]	611,101
9,260	CIRCOR International, Inc.	550,414
21,090	Comfort Systems USA, Inc.	772,949
14,120	Cubic Corporation	745,536
8,730	DXP Enterprises, Inc.[b]	330,605
15,440	Echo Global Logistics, Inc.[b]	329,644
11,740	Encore Wire Corporation	540,040
9,972	Engility Holdings, Inc.[b]	288,590
12,140	EnPro Industries, Inc.	863,882
14,590	ESCO Technologies, Inc.	847,679
21,410	Essendant, Inc.	324,362
14,470	Exponent, Inc.	861,689
33,530	Federal Signal Corporation	463,049
17,100	Forward Air Corporation	813,447
21,750	Franklin Electric Company, Inc.	936,338
28,430	General Cable Corporation	510,318
18,030	Gibraltar Industries, Inc.[b]	742,836

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (94.7%)	Value
Industrials (17.9%) - continued
16,170	Greenbrier Companies, Inc.[a]	$696,927
17,750	Griffon Corporation	437,537
45,440	Harsco Corporation[b]	579,360
30,140	Hawaiian Holdings, Inc.[b]	1,400,003
41,177	Healthcare Services Group, Inc.	1,774,317
24,408	Heartland Express, Inc.	489,380
10,470	Heidrick & Struggles International, Inc.	275,884
36,150	Hillenbrand, Inc.	1,295,978
19,080	Hub Group, Inc.[b]	885,312
10,480	Insperity, Inc.	929,052
9,810	Insteel Industries, Inc.	354,533
36,680	Interface, Inc.	698,754
17,860	John Bean Technologies Corporation	1,570,787
15,300	Kaman Corporation	736,389
16,590	Kelly Services, Inc.	362,657
37,820	Knight Transportation, Inc.	1,185,657
32,910	Korn/Ferry International	1,036,336
6,100	Lindsay Corporation[a]	537,532
18,253	LSC Communications, Inc.	459,245
9,820	Lydall, Inc.[b]	526,352
13,160	Marten Transport, Ltd.	308,602
24,470	Matson, Inc.	777,167
18,130	Matthews International Corporation	1,226,495
26,790	Mercury Systems, Inc.[b]	1,046,149
25,220	Mobile Mini, Inc.	769,210
18,160	Moog, Inc.[b]	1,223,076
32,410	Mueller Industries, Inc.	1,109,394
7,450	Multi-Color Corporation	528,950
9,210	MYR Group, Inc.[b]	377,610
2,780	National Presto Industries, Inc.[a]	284,116
26,440	Navigant Consulting, Inc.[b]	604,418
27,470	On Assignment, Inc.[b]	1,333,119
16,010	Orion Group Holdings, Inc.[b]	119,595
9,040	Patrick Industries, Inc.[b]	640,936
27,800	PGT Innovations, Inc.[b]	298,850
4,830	Powell Industries, Inc.	166,345
13,850	Proto Labs, Inc.[b]	707,735
19,485	Quanex Building Products Corporation	394,571
39,633	R.R. Donnelley & Sons Company	479,956
20,350	Raven Industries, Inc.	591,168
16,760	Resources Connection, Inc.	280,730
17,400	Roadrunner Transportation Systems, Inc.[b]	119,538
14,560	Saia, Inc.[b]	645,008
22,940	Simpson Manufacturing Company, Inc.	988,485
29,030	SkyWest, Inc.	994,277
24,000	SPX Corporation[b]	582,000
24,140	SPX FLOW, Inc.[b]	837,899
7,200	Standex International Corporation	721,080
29,420	TASER International, Inc.[a,b]	670,482
16,420	Team, Inc.[b]	444,161
10,040	Tennant Company	729,406
32,226	Tetra Tech, Inc.	1,316,432
27,230	Titan International, Inc.	281,558
16,710	Trex Company, Inc.[b]	1,159,507
28,090	Triumph Group, Inc.[a]	723,318
24,020	TrueBlue, Inc.[b]	656,947
12,290	U.S. Ecology, Inc.	575,787
8,680	UniFirst Corporation	1,227,786
11,430	Universal Forest Products, Inc.	1,126,312
6,600	Veritiv Corporation[b]	341,880
11,380	Viad Corporation	514,376
9,020	Vicor Corporation[b]	145,222

Shares	Common Stock (94.7%)	Value
Industrials (17.9%) - continued
34,000	Wabash National Corporation	$703,460
20,720	WageWorks, Inc.[b]	1,498,056
15,700	Watts Water Technologies, Inc.	978,895

	Total	76,003,266

Information Technology (13.5%)
51,290	8x8, Inc.[b]	782,173
27,470	ADTRAN, Inc.	570,002
22,270	Advanced Energy Industries, Inc.[b]	1,526,831
8,550	Agilysys, Inc.[b]	80,797
16,090	Anixter International, Inc.[b]	1,275,937
16,390	Badger Meter, Inc.	602,333
4,930	Bel Fuse, Inc.	125,961
28,030	Benchmark Electronics, Inc.[b]	891,354
8,700	Black Box Corporation	77,865
26,860	Blackbaud, Inc.	2,059,356
21,970	Blucora, Inc.[b]	380,081
21,190	Bottomline Technologies (de), Inc.[b]	501,144
39,187	Brooks Automation, Inc.	877,789
14,110	Cabot Microelectronics Corporation	1,080,967
13,630	CACI International, Inc.[b]	1,598,799
19,970	CalAmp Corporation[b]	335,296
25,770	Cardtronics, Inc.[b]	1,204,748
11,980	CEVA, Inc.[b]	425,290
14,300	Cohu, Inc.	263,978
13,280	Comtech Telecommunications Corporation	195,747
23,180	Cray, Inc.[b]	507,642
18,590	CSG Systems International, Inc.	702,888
18,500	CTS Corporation	394,050
22,860	Daktronics, Inc.	216,027
27,900	DHI Group, Inc.[b]	110,205
14,920	Digi International, Inc.[b]	177,548
21,810	Diodes, Inc.[b]	524,531
11,250	DSP Group, Inc.[b]	135,000
12,190	Ebix, Inc.[a]	746,638
18,260	Electro Scientific Industries, Inc.[b]	127,272
26,250	Electronics for Imaging, Inc.[b]	1,281,787
3,700	ePlus, Inc.[b]	499,685
23,920	Exar Corporation[b]	311,199
19,000	ExlService Holdings, Inc.[b]	899,840
20,950	Fabrinet[b]	880,529
9,390	FARO Technologies, Inc.[b]	335,693
5,650	Forrester Research, Inc.	224,587
45,230	Harmonic, Inc.[b]	269,118
31,040	II-VI, Inc.[b]	1,118,992
20,275	Insight Enterprises, Inc.[b]	833,100
18,790	Itron, Inc.[b]	1,140,553
35,870	Ixia[b]	704,845
34,160	Kopin Corporation[b]	140,056
39,680	Kulicke and Soffa Industries, Inc.[b]	806,298
13,770	Liquidity Services, Inc.[b]	110,160
30,630	LivePerson, Inc.[b]	209,816
31,700	Lumentum Holdings, Inc.[b]	1,691,195
14,370	ManTech International Corporation	497,633
20,860	Methode Electronics, Inc.	951,216
5,270	MicroStrategy, Inc.[b]	989,706
30,320	MKS Instruments, Inc.	2,084,500
23,320	Monotype Imaging Holdings, Inc.	468,732
9,440	MTS Systems Corporation	519,672
14,190	Nanometrics, Inc.[b]	432,227
18,620	NETGEAR, Inc.[b]	922,621
35,040	NIC, Inc.	707,808
10,220	OSI Systems, Inc.[b]	745,958
10,700	Park Electrochemical Corporation	191,102
19,910	Perficient, Inc.[b]	345,638

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (94.7%)	Value
Information Technology (13.5%) - continued
19,050	Plexus Corporation[b]	$1,101,090
16,690	Power Integrations, Inc.	1,097,367
27,540	Progress Software Corporation	800,037
16,650	Qualys, Inc.[b]	631,035
20,800	QuinStreet, Inc.[b]	81,120
62,740	Rambus, Inc.[b]	824,404
10,140	Rogers Corporation[b]	870,722
17,520	Rudolph Technologies, Inc.[b]	392,448
41,770	Sanmina Corporation[b]	1,695,862
14,250	ScanSource, Inc.[b]	559,312
37,010	Semtech Corporation[b]	1,250,938
10,600	Shutterstock, Inc.[b]	438,310
9,690	SPS Commerce, Inc.[b]	566,768
21,220	Super Micro Computer, Inc.[b]	537,927
22,190	Sykes Enterprises, Inc.[b]	652,386
24,220	Synchronoss Technologies, Inc.[b]	590,968
8,970	TeleTech Holdings, Inc.	265,512
68,340	TiVo Corp	1,281,375
47,590	TTM Technologies, Inc.[b]	767,627
13,320	Ultratech, Inc.[b]	394,538
17,010	VASCO Data Security International, Inc.[b]	229,635
22,900	Veeco Instruments, Inc.[b]	683,565
129,840	Viavi Solutions, Inc.[b]	1,391,885
15,700	Virtusa Corporation[b]	474,454
13,830	XO Group, Inc.[b]	238,014
26,220	Xperi Corporation	890,169

	Total	57,519,983

Materials (5.5%)
16,650	A. Schulman, Inc.	523,643
17,110	AdvanSix, Inc.[b]	467,445
181,110	AK Steel Holding Corporation[b]	1,302,181
14,710	American Vanguard Corporation	244,186
17,910	Balchem Corporation	1,476,142
21,710	Boise Cascade Company[b]	579,657
28,670	Calgon Carbon Corporation	418,582
28,190	Century Aluminum Company[b]	357,731
9,340	Clearwater Paper Corporation[b]	523,040
5,960	Deltic Timber Corporation	465,595
31,060	Flotek Industries, Inc.[a,b]	397,257
12,710	FutureFuel Corporation	180,228
28,290	H.B. Fuller Company	1,458,632
5,460	Hawkins, Inc.	267,540
7,010	Haynes International, Inc.	267,221
42,190	Headwaters, Inc.[b]	990,621
23,610	Ingevity Corporation[b]	1,436,669
10,920	Innophos Holdings, Inc.	589,352
13,750	Innospec, Inc.	890,313
9,830	Kaiser Aluminum Corporation	785,417
49,950	KapStone Paper and Packaging Corporation	1,153,845
11,550	Koppers Holdings, Inc.[b]	489,143
17,430	Kraton Performance Polymers, Inc.[b]	538,936
11,470	LSB Industries, Inc.[a,b]	107,589
11,350	Materion Corporation	380,792
12,563	Myers Industries, Inc.	199,124
9,450	Neenah Paper, Inc.	705,915
5,170	Olympic Steel, Inc.	95,955
24,470	PH Glatfelter Company	531,978
7,490	Quaker Chemical Corporation	986,133
24,660	Rayonier Advanced Materials, Inc.	331,677
17,270	Schweitzer-Mauduit International, Inc.	715,323
11,010	Stepan Company	867,698
68,390	Stillwater Mining Company[b]	1,181,095

Shares	Common Stock (94.7%)	Value
Materials (5.5%) - continued
35,977	SunCoke Energy, Inc.[b]	$322,354
22,450	TimkenSteel Corporation[b]	424,530
14,430	Tredegar Corporation	253,246
8,290	US Concrete, Inc.[a,b]	535,120

	Total	23,441,905

Real Estate (5.6%)
47,638	Acadia Realty Trust	1,431,998
14,650	Agree Realty Corporation	702,614
22,970	American Assets Trust, Inc.	961,065
37,112	CareTrust REIT, Inc.	624,224
43,110	Cedar Realty Trust, Inc.	216,412
34,110	Chesapeake Lodging Trust	817,276
19,020	CoreSite Realty Corporation	1,712,751
112,957	DiamondRock Hospitality Company	1,259,470
18,830	EastGroup Properties, Inc.	1,384,570
18,520	Forestar Group, Inc.[b]	252,798
33,573	Four Corners Property Trust, Inc.	766,471
60,640	Franklin Street Properties Corporation	736,170
15,211	Getty Realty Corporation	384,382
40,130	Government Properties Income Trust	839,921
23,580	Hersha Hospitality Trust	443,068
19,980	HFF, Inc.	552,847
47,055	Kite Realty Group Trust	1,011,682
121,619	Lexington Realty Trust	1,213,758
22,350	LTC Properties, Inc.	1,070,565
24,030	Parkway, Inc.	477,957
39,170	Pennsylvania REIT	593,034
10,970	PS Business Parks, Inc.	1,258,917
9,940	RE/MAX Holdings, Inc.	590,933
61,300	Retail Opportunity Investments Corporation	1,289,139
36,610	Sabra Health Care REIT, Inc.	1,022,517
6,620	Saul Centers, Inc.	407,924
52,570	Summit Hotel Properties, Inc.	840,069
7,010	Universal Health Realty Income Trust	452,145
16,630	Urstadt Biddle Properties, Inc.	341,913

	Total	23,656,590

Telecommunications Services (0.9%)
6,030	ATN International, Inc.	424,633
23,806	Cincinnati Bell, Inc.[b]	421,366
23,070	Cogent Communications Holdings	993,163
28,650	Consolidated Communications Holdings, Inc.[a]	670,983
14,990	General Communication, Inc.[b]	311,792
45,410	Iridium Communications, Inc.[a,b]	438,207
13,290	Lumos Networks Corporation[b]	235,233
11,730	Spok Holdings, Inc.	222,870

	Total	3,718,247

Utilities (2.5%)
28,283	ALLETE, Inc.	1,915,042
20,600	American States Water Company	912,580
36,120	Avista Corporation	1,410,486
26,850	California Water Service Group	962,572
22,850	El Paso Electric Company	1,153,925
16,080	Northwest Natural Gas Company	950,328
44,760	South Jersey Industries, Inc.	1,595,694
25,750	Spire, Inc.	1,738,125

	Total	10,638,752

	Total Common Stock (cost $301,393,642)	402,687,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Collateral Held for Securities Loaned (5.8%)	Value
24,470,421	Thrivent Cash Management Trust	$24,470,421

	Total Collateral Held for Securities Loaned (cost $24,470,421)	24,470,421

Shares or Principal Amount	Short-Term Investments (4.8%)[c]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.530%, 4/3/2017[d]	100,000
100,000	0.540%, 4/5/2017[d]	99,996
600,000	0.690%, 4/26/2017[d]	599,736
1,600,000	0.763%, 5/17/2017	1,598,573
100,000	0.795%, 6/13/2017	99,852
100,000	0.785%, 6/23/2017[d]	99,831
100,000	0.840%, 7/19/2017[d]	99,768
	Thrivent Core Short-Term Reserve Fund
1,756,470	1.070%	17,564,699

	Total Short-Term Investments (cost $20,262,248)	20,262,455

	Total Investments (cost $346,126,311) 105.3%	$447,420,552

	Other Assets and Liabilities, Net (5.3%)	(22,437,727)

	Total Net Assets 100.0%	$424,982,825

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of March 31, 2017:

Securities Lending Transactions
Common Stock	$23,882,875
Total lending	$23,882,875
Gross amount payable upon return of collateral for securities loaned	$24,470,421
Net amounts due to counterparty	$587,546

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$119,832,114
Gross unrealized depreciation	(18,537,873)

Net unrealized appreciation (depreciation)	$101,294,241

Cost for federal income tax purposes	$346,126,311

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	61,910,829	61,910,829	–	–
Consumer Staples	12,598,833	12,598,833	–	–
Energy	13,540,855	13,540,855	–	–
Financials	69,878,889	69,878,889	–	–
Health Care	49,779,527	49,779,527	–	–
Industrials	76,003,266	76,003,266	–	–
Information Technology	57,519,983	57,519,983	–	–
Materials	23,441,905	23,441,905	–	–
Real Estate	23,656,590	23,656,590	–	–
Telecommunications Services	3,718,247	3,718,247	–	–
Utilities	10,638,752	10,638,752	–	–
Short-Term Investments	2,697,756	–	2,697,756	–

Subtotal Investments in Securities	$405,385,432	$402,687,676	$2,697,756	$–

Other Investments*	Total

Short-Term Investments	17,564,699
Collateral Held for Securities Loaned	24,470,421

Subtotal Other Investments	$42,035,120

Total Investments at Value	$447,420,552

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	175,836	175,836	–	–

Total Asset Derivatives	$175,836	$175,836	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Small Cap Index Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $999,331 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
NYBOT NYF mini Russell 2000 Index	292	June 2017	$20,036,404	$20,212,240	$175,836
Total Futures Contracts					$175,836

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$23,458,379	$27,712,017	$26,699,975	24,470,421	$24,470,421	$48,583
Core Short-Term Reserve Fund	9,304,310	30,794,814	22,534,425	1,756,470	17,564,699	33,113
Total Value and Income Earned	$32,762,689				$42,035,120	$81,696

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

MID CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (92.7%)	Value
Consumer Discretionary (12.8%)
1,185,575	American Axle & Manufacturing Holdings, Inc.[a]	$22,265,099
557,200	Aramark	20,543,964
310,900	Cheesecake Factory, Inc.	19,698,624
500,400	DISH Network Corporation[a]	31,770,396
219,100	Dollar Tree, Inc.[a]	17,190,586
279,219	Scripps Networks Interactive, Inc.	21,882,393
1,032,691	Time, Inc.	19,982,571
591,386	Toll Brothers, Inc.[a]	21,354,948
137,950	Whirlpool Corporation	23,634,973

	Total	198,323,554

Consumer Staples (1.8%)
224,000	Ingredion, Inc.	26,976,320

	Total	26,976,320

Energy (4.9%)
98,275	Cimarex Energy Company	11,742,880
299,600	Continental Resources, Inc.[a]	13,607,832
378,025	Oil States International, Inc.[a]	12,531,529
535,181	Parsley Energy, Inc.[a]	17,398,734
510,125	Patterson-UTI Energy, Inc.	12,380,734
621,275	WPX Energy, Inc.[a]	8,318,872

	Total	75,980,581

Financials (18.2%)
877,600	Assured Guaranty, Ltd.	32,567,736
466,296	First Republic Bank	43,743,228
3,755,675	Huntington Bancshares, Inc.	50,288,488
2,204,900	KeyCorp	39,203,122
134,900	M&T Bank Corporation	20,873,077
519,122	Raymond James Financial, Inc.	39,588,244
1,331,375	Zions Bancorporation	55,917,750

	Total	282,181,645

Health Care (9.5%)
167,482	C.R. Bard, Inc.	41,625,976
218,725	Edwards Lifesciences Corporation[a]	20,575,461
841,300	Hologic, Inc.[a]	35,797,315
257,853	Universal Health Services, Inc.	32,089,806
110,950	Waters Corporation[a]	17,342,594

	Total	147,431,152

Industrials (17.2%)
400,550	AGCO Corporation	24,105,099
493,425	CSX Corporation	22,968,934
155,990	Equifax, Inc.	21,330,072
189,650	Huntington Ingalls Industries, Inc.	37,975,516
651,434	Oshkosh Corporation	44,681,858
1,065,312	Southwest Airlines Company	57,271,173
391,300	United Continental Holdings, Inc.[a]	27,641,432
256,050	WABCO Holdings, Inc.[a]	30,065,391

	Total	266,039,475

Information Technology (16.2%)
321,525	Akamai Technologies, Inc.[a]	19,195,043
219,550	Alliance Data Systems Corporation	54,667,950
1,288,583	Applied Materials, Inc.	50,125,879
274,575	Paycom Software, Inc.[a,b]	15,790,808
444,904	PayPal Holdings, Inc.[a]	19,139,770
445,500	Red Hat, Inc.[a]	38,535,750
1,132,722	Teradyne, Inc.	35,227,654
1,206,075	Twitter, Inc.[a,b]	18,030,821

	Total	250,713,675

Shares	Common Stock (92.7%)	Value
Materials (4.2%)
906,850	Owens-Illinois, Inc.[a]	$18,481,603
1,353,813	Steel Dynamics, Inc.	47,058,540

	Total	65,540,143

Real Estate (6.4%)
243,300	Camden Property Trust	19,575,918
181,400	Digital Realty Trust, Inc.	19,299,146
774,000	Duke Realty Corporation	20,332,980
838,800	General Growth Properties, Inc.	19,443,384
1,116,398	Host Hotels & Resorts, Inc.	20,831,987

	Total	99,483,415

Utilities (1.5%)
524,700	Public Service Enterprise Group, Inc.	23,270,445

	Total	23,270,445

	Total Common Stock (cost $1,019,727,016)	1,435,940,405

Shares	Collateral Held for Securities Loaned (0.8%)	Value
12,056,650	Thrivent Cash Management Trust	12,056,650

	Total Collateral Held for Securities Loaned (cost $12,056,650)	12,056,650

Shares or Principal Amount	Short-Term Investments (7.6%)[c]	Value
	Federal Home Loan Bank Discount Notes
5,546,000	0.529%, 4/3/2017	5,546,000
1,800,000	0.700%, 4/7/2017	1,799,862
8,900,000	0.528%, 4/12/2017	8,898,460
1,200,000	0.525%, 4/17/2017	1,199,678
3,500,000	0.530%, 4/18/2017	3,498,992
10,950,000	0.695%, 4/19/2017	10,946,638
8,720,000	0.695%, 4/26/2017	8,716,155
1,800,000	0.760%, 5/3/2017	1,798,906
5,000,000	0.755%, 5/5/2017	4,996,755
	Thrivent Core Short-Term Reserve Fund
7,134,580	1.070%	71,345,796

	Total Short-Term Investments (cost $118,746,040)	118,747,242

	Total Investments (cost $1,150,529,706) 101.1%	$1,566,744,297

	Other Assets and Liabilities, Net (1.1%)	(17,144,996)

	Total Net Assets 100.0%	$1,549,599,301

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

MID CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of March 31, 2017:

Securities Lending Transactions
Common Stock	$11,847,919
Total lending	$11,847,919
Gross amount payable upon return of collateral for securities loaned	$12,056,650
Net amounts due to counterparty	$208,731

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$424,728,991
Gross unrealized depreciation	(8,514,400)

Net unrealized appreciation (depreciation)	$416,214,591

Cost for federal income tax purposes	$1,150,529,706

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	198,323,554	198,323,554	–	–
Consumer Staples	26,976,320	26,976,320	–	–
Energy	75,980,581	75,980,581	–	–
Financials	282,181,645	282,181,645	–	–
Health Care	147,431,152	147,431,152	–	–
Industrials	266,039,475	266,039,475	–	–
Information Technology	250,713,675	250,713,675	–	–
Materials	65,540,143	65,540,143	–	–
Real Estate	99,483,415	99,483,415	–	–
Utilities	23,270,445	23,270,445	–	–
Short-Term Investments	47,401,446	–	47,401,446	–

Subtotal Investments in Securities	$1,483,341,851	$1,435,940,405	$47,401,446	$–

Other Investments*	Total

Short-Term Investments	71,345,796
Collateral Held for Securities Loaned	12,056,650

Subtotal Other Investments	$83,402,446

Total Investments at Value	$1,566,744,297

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

MID CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$30,153,421	$77,335,447	$95,432,218	12,056,650	$12,056,650	$19,788
Core Short-Term Reserve Fund	74,896,213	68,778,725	72,329,142	7,134,580	71,345,796	176,546
Total Value and Income Earned	$105,049,634				$83,402,446	$196,334

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (96.9%)	Value
Consumer Discretionary (11.2%)
12,080	Aaron’s, Inc.	$359,259
10,460	AMC Networks, Inc.[a]	613,793
32,350	American Eagle Outfitters, Inc.[b]	453,870
8,440	Big Lots, Inc.	410,859
9,245	Brinker International, Inc.	406,410
16,810	Brunswick Corporation	1,028,772
3,290	Buffalo Wild Wings, Inc.[a]	502,548
9,640	Cabela’s, Inc.[a]	511,980
880	Cable One, Inc.	549,534
13,620	Calatlantic Group, Inc.	510,069
9,200	Carter’s, Inc.	826,160
8,340	Cheesecake Factory, Inc.	528,422
24,380	Chico’s FAS, Inc.	346,196
2,320	Churchill Downs, Inc.	368,532
19,700	Cinemark Holdings, Inc.	873,498
9,910	Cooper Tire & Rubber Company	439,508
4,540	Cracker Barrel Old Country Store, Inc.[b]	722,995
14,200	CST Brands, Inc.	682,878
27,150	Dana, Inc.	524,267
6,020	Deckers Outdoor Corporation[a]	359,575
10,730	DeVry Education Group, Inc.	380,378
16,620	Dick’s Sporting Goods, Inc.	808,729
4,820	Dillard’s, Inc.	251,797
9,100	Domino’s Pizza, Inc.	1,677,130
17,250	Dunkin’ Brands Group, Inc.	943,230
53,940	Gentex Corporation	1,150,540
870	Graham Holdings Company	521,609
5,110	Helen of Troy, Ltd.[a]	481,362
6,010	HSN, Inc.	222,971
4,750	International Speedway Corporation	175,512
58,490	J.C. Penney Company, Inc.[a,b]	360,298
5,980	Jack in the Box, Inc.	608,286
8,420	John Wiley and Sons, Inc.	452,996
23,690	Kate Spade & Company[a]	550,319
15,510	KB Home	308,339
24,870	Live Nation Entertainment, Inc.[a]	755,302
6,830	Meredith Corporation	441,218
20,040	Michaels Companies, Inc.[a]	448,696
6,530	Murphy USA, Inc.[a]	479,433
22,930	New York Times Company	330,192
650	NVR, Inc.[a]	1,369,472
97,640	Office Depot, Inc.	455,491
4,000	Panera Bread Company[a]	1,047,480
4,980	Papa John’s International, Inc.	398,599
11,010	Polaris Industries, Inc.[b]	922,638
7,760	Pool Corporation	926,001
27,230	Sally Beauty Holdings, Inc.[a]	556,581
35,360	Service Corporation International	1,091,917
25,350	Skechers USA, Inc.[a]	695,858
8,710	Sotheby’s Holdings, Inc.[a]	396,131
8,750	Tempur Sealy International, Inc.[a,b]	406,525
12,130	Texas Roadhouse, Inc.	540,149
8,950	Thor Industries, Inc.	860,363
18,480	Time, Inc.	357,588
27,920	Toll Brothers, Inc.[a]	1,008,191
30,860	Tri Pointe Homes, Inc.[a]	386,984
9,540	Tupperware Brands Corporation	598,349
16,670	Urban Outfitters, Inc.[a]	396,079
36,194	Wendy’s Company	492,600
15,230	Williams-Sonoma, Inc.	816,633

	Total	36,091,091

Consumer Staples (4.3%)
83,270	Avon Products, Inc.[a]	366,388
1,760	Boston Beer Company, Inc.[a,b]	254,584

Shares	Common Stock (96.9%)	Value
Consumer Staples (4.3%) - continued
7,430	Casey’s General Stores, Inc.	$834,017
16,990	Dean Foods Company	334,023
10,840	Edgewell Personal Care Company[a]	792,838
11,640	Energizer Holdings, Inc.	648,930
34,535	Flowers Foods, Inc.	670,324
19,520	Hain Celestial Group, Inc.[a]	726,144
13,600	Ingredion, Inc.	1,637,848
25,921	Lamb Weston Holdings, Inc.	1,090,237
3,700	Lancaster Colony Corporation	476,708
9,250	Nu Skin Enterprises, Inc.	513,745
12,080	Post Holdings, Inc.[a]	1,057,242
16,060	Snyder’s-Lance, Inc.	647,379
25,540	Sprouts Farmers Markets, Inc.[a]	590,485
3,362	Tootsie Roll Industries, Inc.[b]	125,571
10,820	TreeHouse Foods, Inc.[a]	916,021
9,600	United Natural Foods, Inc.[a]	415,008
33,220	WhiteWave Foods Company[a]	1,865,303

	Total	13,962,795

Energy (3.2%)
33,170	Consol Energy, Inc.[a]	556,593
12,060	Diamond Offshore Drilling, Inc.[a]	201,523
7,170	Dril-Quip, Inc.[a]	391,123
18,230	Energen Corporation[a]	992,441
56,610	Ensco plc	506,659
29,840	Gulfport Energy Corporation[a]	512,950
33,020	HollyFrontier Corporation	935,787
53,100	Nabors Industries, Ltd.	694,017
45,870	Noble Corporation	283,935
18,360	Oceaneering International, Inc.	497,189
9,700	Oil States International, Inc.[a]	321,555
30,950	Patterson-UTI Energy, Inc.	751,156
44,750	QEP Resources, Inc.[a]	568,773
23,400	Rowan Companies plc[a]	364,572
18,220	SM Energy Company	437,644
28,490	Superior Energy Services, Inc.[a]	406,267
14,910	Western Refining, Inc.	522,894
13,140	World Fuel Services Corporation	476,325
74,430	WPX Energy, Inc.[a]	996,618

	Total	10,418,021

Financials (15.7%)
2,920	Alleghany Corporation[a]	1,794,807
13,775	American Financial Group, Inc.	1,314,410
11,340	Aspen Insurance Holdings, Ltd.	590,247
28,573	Associated Banc-Corp	697,181
15,940	BancorpSouth, Inc.	482,185
8,040	Bank of Hawaii Corporation	662,174
16,990	Bank of the Ozarks, Inc.	883,650
21,550	Brown & Brown, Inc.	899,066
14,130	Cathay General Bancorp	532,418
13,470	Chemical Financial Corporation	688,991
32,360	CNO Financial Group, Inc.	663,380
16,471	Commerce Bancshares, Inc.	925,011
10,750	Cullen/Frost Bankers, Inc.	956,427
27,050	East West Bancorp, Inc.	1,396,051
21,610	Eaton Vance Corporation	971,586
7,690	Everest Re Group, Ltd.	1,797,999
60,280	F.N.B. Corporation	896,364
7,410	FactSet Research Systems, Inc.	1,221,983
17,370	Federated Investors, Inc.	457,526
20,570	First American Financial Corporation	807,990
43,810	First Horizon National Corporation	810,485
32,640	Fulton Financial Corporation	582,624
94,820	Genworth Financial, Inc.[a]	390,658
15,920	Hancock Holding Company	725,156

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (96.9%)	Value
Financials (15.7%) - continued
8,000	Hanover Insurance Group, Inc.	$720,480
11,050	International Bancshares Corporation	391,170
27,060	Janus Capital Group, Inc.	357,192
9,160	Kemper Corporation	365,484
16,280	Legg Mason, Inc.	587,871
7,040	MarketAxess Holdings, Inc.	1,319,930
13,380	MB Financial, Inc.	572,932
6,860	Mercury General Corporation	418,391
16,910	MSCI, Inc.	1,643,483
91,871	New York Community Bancorp, Inc.	1,283,438
45,880	Old Republic International Corporation	939,622
22,450	PacWest Bancorp	1,195,687
8,580	Primerica, Inc.	705,276
15,080	PrivateBancorp, Inc.	895,300
13,140	Prosperity Bancshares, Inc.	915,989
12,120	Reinsurance Group of America, Inc.	1,538,998
7,710	RenaissanceRe Holdings, Ltd.	1,115,252
25,110	SEI Investments Company	1,266,548
10,050	Signature Bank[a]	1,491,320
80,190	SLM Corporation[a]	970,299
12,810	Stifel Financial Corporation[a]	642,934
9,890	SVB Financial Group	1,840,430
22,820	Synovus Financial Corporation	936,076
31,990	TCF Financial Corporation	544,470
9,360	Texas Capital Bancshares, Inc.[a]	781,092
12,860	Trustmark Corporation	408,819
8,280	UMB Financial Corporation	623,567
41,380	Umpqua Holdings Corporation	734,081
49,384	Valley National Bancorp	582,731
18,295	W.R. Berkley Corporation	1,292,176
16,030	Waddell & Reed Financial, Inc.	272,510
16,837	Washington Federal, Inc.	557,305
17,300	Webster Financial Corporation	865,692
9,870	Wintrust Financial Corporation	682,214

	Total	50,607,128

Health Care (7.9%)
7,590	ABIOMED, Inc.[a]	950,268
16,440	Akorn, Inc.[a]	395,875
14,080	Align Technology, Inc.[a]	1,615,117
34,160	Allscripts Healthcare Solutions, Inc.[a]	433,149
3,910	Bio-Rad Laboratories, Inc.[a]	779,419
7,030	Bio-Techne Corporation	714,599
20,340	Bioverativ, Inc.[a]	1,107,716
23,560	Catalent, Inc.[a]	667,219
8,930	Charles River Laboratories International, Inc.[a]	803,253
37,810	Endo International plc[a]	421,960
13,490	Globus Medical, Inc.[a]	399,574
8,800	Halyard Health, Inc.[a]	335,192
16,820	HealthSouth Corporation	720,064
11,180	Hill-Rom Holdings, Inc.	789,308
7,570	LifePoint Health, Inc.[a]	495,835
8,150	LivaNova plc[a]	399,432
8,480	Masimo Corporation[a]	790,845
17,760	Mednax, Inc.[a]	1,232,189
8,070	Molina Healthcare, Inc.[a]	367,992
9,470	NuVasive, Inc.[a]	707,220
11,360	Owens & Minor, Inc.	393,056
9,590	PAREXEL International Corporation[a]	605,225
9,960	Prestige Brands Holdings, Inc.[a]	553,378
26,650	ResMed, Inc.	1,918,000
16,070	STERIS plc	1,116,222
8,390	Teleflex, Inc.	1,625,395

Shares	Common Stock (96.9%)	Value
Health Care (7.9%) - continued
15,160	Tenet Healthcare Corporation[a]	$268,484
8,430	United Therapeutics Corporation[a]	1,141,253
15,210	VCA Antech, Inc.[a]	1,391,715
8,410	Wellcare Health Plans, Inc.[a]	1,179,166
13,690	West Pharmaceutical Services, Inc.	1,117,241

	Total	25,435,361

Industrials (14.5%)
27,610	A.O. Smith Corporation	1,412,528
29,160	AECOM[a]	1,037,804
12,600	AGCO Corporation	758,268
16,240	Avis Budget Group, Inc.[a]	480,379
19,000	B/E Aerospace, Inc.	1,218,090
12,170	Carlisle Companies, Inc.	1,295,010
6,060	CEB, Inc.	476,316
9,860	Clean Harbors, Inc.[a]	548,413
19,310	Copart, Inc.[a]	1,195,868
9,480	Crane Company	709,388
8,390	Curtiss-Wright Corporation	765,671
9,120	Deluxe Corporation	658,190
24,860	Donaldson Company, Inc.	1,131,627
5,990	Dycom Industries, Inc.[a]	556,770
11,290	EMCOR Group, Inc.	710,706
8,220	EnerSys	648,887
5,600	Esterline Technologies Corporation[a]	481,880
14,970	First Solar, Inc.[a,b]	405,687
7,800	FTI Consulting, Inc.[a]	321,126
7,410	GATX Corporation[b]	451,714
11,490	Genesee & Wyoming, Inc.[a]	779,711
10,540	Graco, Inc.	992,236
7,600	Granite Construction, Inc.	381,444
11,370	Herman Miller, Inc.	358,724
8,380	HNI Corporation	386,234
9,710	Hubbell, Inc.	1,165,685
8,641	Huntington Ingalls Industries, Inc.	1,730,274
14,410	IDEX Corporation	1,347,479
16,660	ITT Corporation	683,393
63,245	JetBlue Airways Corporation[a]	1,303,479
18,660	Joy Global, Inc.	527,145
26,860	KBR, Inc.	403,706
15,260	Kennametal, Inc.	598,650
10,200	Kirby Corporation[a]	719,610
9,955	KLX, Inc.[a]	444,989
7,850	Landstar System, Inc.	672,353
7,280	Lennox International, Inc.	1,217,944
11,660	Lincoln Electric Holdings, Inc.	1,012,788
12,840	Manpower, Inc.	1,316,999
5,930	MSA Safety, Inc.	419,192
8,440	MSC Industrial Direct Company, Inc.	867,294
10,060	Nordson Corporation	1,235,770
20,180	NOW, Inc.[a]	342,253
13,010	Old Dominion Freight Line, Inc.	1,113,266
10,800	Orbital ATK, Inc.	1,058,400
14,100	Oshkosh Corporation	967,119
34,730	Pitney Bowes, Inc.	455,310
8,430	Regal-Beloit Corporation	637,729
18,028	Rollins, Inc.	669,380
6,630	Teledyne Technologies, Inc.[a]	838,430
19,920	Terex Corporation	625,488
13,150	Timken Company	594,380
20,300	Toro Company	1,267,938
28,870	Trinity Industries, Inc.	766,499
4,240	Valmont Industries, Inc.	659,320
16,070	Wabtec Corporation	1,253,460
5,730	Watsco, Inc.	820,421
8,530	Werner Enterprises, Inc.	223,486

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (96.9%)	Value
Industrials (14.5%) - continued
10,390	Woodward, Inc.	$705,689

	Total	46,827,989

Information Technology (17.3%)
19,950	3D Systems Corporation[a,b]	298,452
22,010	ACI Worldwide, Inc.[a]	470,794
14,680	Acxiom Corporation[a]	417,940
16,000	ANSYS, Inc.[a]	1,709,920
35,820	ARRIS International plc[a]	947,439
16,850	Arrow Electronics, Inc.[a]	1,236,958
24,270	Avnet, Inc.	1,110,595
7,970	Belden, Inc.	551,444
22,260	Broadridge Financial Solutions, Inc.	1,512,567
76,470	Brocade Communications Systems, Inc.	954,346
52,380	Cadence Design Systems, Inc.[a]	1,644,732
27,210	CDK Global, Inc.	1,768,922
26,590	Ciena Corporation[a]	627,790
12,030	Cirrus Logic, Inc.	730,101
16,220	Cognex Corporation	1,361,669
4,620	Coherent, Inc.[a]	950,057
7,860	CommVault Systems, Inc.[a]	399,288
26,380	Computer Sciences Corporation	1,820,484
17,760	Convergys Corporation	375,624
15,930	CoreLogic, Inc.[a]	648,670
18,230	Cree, Inc.[a]	487,288
60,980	Cypress Semiconductor Corporation	839,085
14,220	Diebold Nixdorf, Inc.	436,554
5,940	DST Systems, Inc.	727,650
5,820	Fair Isaac Corporation	750,489
27,980	Fortinet, Inc.[a]	1,073,033
18,950	GameStop Corporation	427,323
15,400	Gartner, Inc.[a]	1,663,046
24,930	Integrated Device Technology, Inc.[a]	590,093
6,470	InterDigital, Inc.	558,361
7,030	IPG Photonics Corporation[a]	848,521
9,070	j2 Global, Inc.	761,064
34,060	Jabil Circuit, Inc.	985,015
14,570	Jack Henry & Associates, Inc.	1,356,467
34,360	Keysight Technologies, Inc.[a]	1,241,770
16,660	Knowles Corporation[a]	315,707
26,835	Leidos Holdings, Inc.	1,372,342
4,250	Littelfuse, Inc.	679,618
9,940	LogMeIn, Inc.	969,150
13,180	Manhattan Associates, Inc.[a]	686,019
12,200	MAXIMUS, Inc.	758,840
21,590	Microsemi Corporation[a]	1,112,533
7,090	Monolithic Power Systems, Inc.	652,989
19,922	National Instruments Corporation	648,660
23,510	NCR Corporation[a]	1,073,937
17,250	NetScout Systems, Inc.[a]	654,638
10,340	NeuStar, Inc.[a]	342,771
6,220	Plantronics, Inc.	336,564
21,720	PTC, Inc.[a]	1,141,386
8,254	Science Applications International Corporation	614,098
7,850	Silicon Laboratories, Inc.[a]	577,367
6,710	Synaptics, Inc.[a]	332,212
5,500	SYNNEX Corporation	615,670
18,850	Take-Two Interactive Software, Inc.[a]	1,117,239
6,530	Tech Data Corporation[a]	613,167
37,400	Teradyne, Inc.	1,163,140
47,510	Trimble, Inc.[a]	1,520,795
6,290	Tyler Technologies, Inc.[a]	972,182
5,540	Ultimate Software Group, Inc.[a]	1,081,463
20,950	VeriFone Systems, Inc.[a]	392,394

Shares	Common Stock (96.9%)	Value
Information Technology (17.3%) - continued
20,350	Versum Materials, Inc.[a]	$622,710
9,920	ViaSat, Inc.[a]	633,094
25,270	Vishay Intertechnology, Inc.	415,691
7,090	WebMD Health Corporation[a]	373,501
7,300	WEX, Inc.[a]	755,550
9,900	Zebra Technologies Corporation[a]	903,375

	Total	55,732,353

Materials (7.7%)
20,680	Allegheny Technologies, Inc.[b]	371,413
11,660	AptarGroup, Inc.	897,703
11,710	Ashland Global Holdings, Inc.	1,449,815
17,330	Bemis Company, Inc.	846,744
11,700	Cabot Corporation	700,947
8,860	Carpenter Technology Corporation	330,478
34,150	Chemours Company	1,314,775
21,760	Commercial Metals Company	416,269
6,320	Compass Minerals International, Inc.	428,812
11,660	Domtar Corporation	425,823
9,120	Eagle Materials, Inc.	885,917
4,870	Greif, Inc.	268,288
26,880	Louisiana-Pacific Corporation[a]	667,162
6,670	Minerals Technologies, Inc.	510,922
1,750	NewMarket Corporation	793,152
30,970	Olin Corporation	1,017,984
30,520	Owens-Illinois, Inc.[a]	621,998
17,550	Packaging Corporation of America	1,607,931
15,460	PolyOne Corporation	527,031
13,720	Reliance Steel & Aluminum Company	1,097,874
12,310	Royal Gold, Inc.	862,316
25,140	RPM International, Inc.	1,383,454
8,320	Scotts Miracle-Gro Company	777,005
8,380	Sensient Technologies Corporation	664,199
7,010	Silgan Holdings, Inc.	416,114
18,460	Sonoco Products Company	976,903
45,290	Steel Dynamics, Inc.	1,574,280
32,830	United States Steel Corporation	1,109,982
13,700	Valspar Corporation	1,519,878
8,320	Worthington Industries, Inc.	375,149

	Total	24,840,318

Real Estate (9.4%)
8,710	Alexander & Baldwin, Inc.	387,769
25,040	American Campus Communities, Inc.	1,191,654
16,600	Camden Property Trust	1,335,636
15,800	Care Capital Properties, Inc.	424,546
22,290	CoreCivic, Inc.	700,352
18,650	Corporate Office Properties Trust	617,315
78,820	Cousins Properties, Inc.	651,841
13,880	CyrusOne, Inc.	714,404
17,300	DCT Industrial Trust, Inc.	832,476
27,400	Douglas Emmett, Inc.	1,052,160
66,850	Duke Realty Corporation	1,756,149
13,760	Education Realty Trust, Inc.	562,096
12,070	EPR Properties	888,714
22,100	First Industrial Realty Trust, Inc.	588,523
15,290	GEO Group, Inc.	708,997
21,970	Healthcare Realty Trust, Inc.	714,025
19,090	Highwoods Properties, Inc.	937,892
30,920	Hospitality Properties Trust	974,908
8,610	Jones Lang LaSalle, Inc.	959,584
18,420	Kilroy Realty Corporation	1,327,714
15,520	Lamar Advertising Company	1,159,965
21,310	LaSalle Hotel Properties	616,925
27,540	Liberty Property Trust	1,061,667
8,750	Life Storage, Inc.	718,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (96.9%)	Value
Real Estate (9.4%) - continued
17,030	Mack-Cali Realty Corporation	$458,788
60,560	Medical Properties Trust, Inc.	780,618
27,800	National Retail Properties, Inc.	1,212,636
36,890	Omega Healthcare Investors, Inc.	1,217,001
7,657	Potlatch Corporation	349,925
17,520	Quality Care Properties, Inc.[a]	330,427
22,992	Rayonier, Inc. REIT	651,593
44,540	Senior Housing Property Trust	901,935
18,030	Tanger Factory Outlet Centers, Inc.	590,843
11,500	Taubman Centers, Inc.	759,230
26,310	Uniti Group, Inc.	680,114
17,290	Urban Edge Properties	454,727
34,670	Washington Prime Group, Inc.	301,282
22,110	Weingarten Realty Investors	738,253

	Total	30,311,234

Telecommunications Services (0.3%)
220,840	Frontier Communications Corporation[b]	472,598
17,785	Telephone & Data Systems, Inc.	471,480

	Total	944,078

Utilities (5.4%)
33,612	Aqua America, Inc.	1,080,626
19,900	Atmos Energy Corporation	1,571,901
10,060	Black Hills Corporation	668,688
40,653	Great Plains Energy, Inc.	1,187,881
20,520	Hawaiian Electric Industries, Inc.	683,521
9,470	IDACORP, Inc.[b]	785,631
37,185	MDU Resources Group, Inc.	1,017,753
16,150	National Fuel Gas Company	962,863
16,290	New Jersey Resources Corporation	645,084
9,090	NorthWestern Corporation	533,583
37,680	OGE Energy Corporation	1,318,046
9,850	ONE Gas, Inc.	665,860
14,935	PNM Resources, Inc.	552,595
8,970	Southwest Gas Holdings, Inc.	743,703
32,700	UGI Corporation	1,615,380
15,660	Vectren Corporation	917,833
26,700	Westar Energy, Inc.	1,449,009
9,600	WGL Holdings, Inc.	792,288

	Total	17,192,245

	Total Common Stock (cost $250,773,653)	312,362,613

Shares	Collateral Held for Securities Loaned (1.5%)	Value
4,848,276	Thrivent Cash Management Trust	4,848,276

	Total Collateral Held for Securities Loaned (cost $4,848,276)	4,848,276

Shares or Principal Amount	Short-Term Investments (3.0%)[c]	Value
	Federal Home Loan Bank Discount Notes
1,100,000	0.677%, 4/26/2017	1,099,515
100,000	0.770%, 5/3/2017[d]	99,939
300,000	0.785%, 6/23/2017[d]	299,494

Shares or Principal Amount	Short-Term Investments (3.0%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
794,171	1.070%	$7,941,710

	Total Short-Term Investments (cost $9,440,582)	9,440,658

	Total Investments (cost $265,062,511) 101.4%	$326,651,547

	Other Assets and Liabilities, Net (1.4%)	(4,365,171)

	Total Net Assets 100.0%	$322,286,376

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of March 31, 2017:

Securities Lending Transactions
Common Stock	$4,715,404

Total lending	$4,715,404
Gross amount payable upon return of collateral for securities loaned	$4,848,276

Net amounts due to counterparty	$132,872

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$70,059,907
Gross unrealized depreciation	(8,470,871)

Net unrealized appreciation (depreciation)	$61,589,036

Cost for federal income tax purposes	$265,062,511

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	36,091,091	36,091,091	–	–
Consumer Staples	13,962,795	13,962,795	–	–
Energy	10,418,021	10,418,021	–	–
Financials	50,607,128	50,607,128	–	–
Health Care	25,435,361	25,435,361	–	–
Industrials	46,827,989	46,827,989	–	–
Information Technology	55,732,353	55,732,353	–	–
Materials	24,840,318	24,840,318	–	–
Real Estate	30,311,234	30,311,234	–	–
Telecommunications Services	944,078	944,078	–	–
Utilities	17,192,245	17,192,245	–	–
Short-Term Investments	1,498,948	–	1,498,948	–

Subtotal Investments in Securities	$313,861,561	$312,362,613	$1,498,948	$–

Other Investments*	Total
Short-Term Investments	7,941,710
Collateral Held for Securities Loaned	4,848,276

Subtotal Other Investments	$12,789,986

Total Investments at Value	$326,651,547

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	48,758	48,758	–	–

Total Asset Derivatives	$48,758	$48,758	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Mid Cap Index Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $399,433 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CME E-mini S&P Mid-Cap 400 Index	58	June 2017	$9,916,802	$9,965,560	$48,758
Total Futures Contracts					$48,758

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$6,191,137	$16,377,147	$17,720,008	4,848,276	$4,848,276	$12,022
Core Short-Term Reserve Fund	8,307,047	27,804,121	28,169,458	794,171	7,941,710	25,087
Total Value and Income Earned	$14,498,184				$12,789,986	$37,109

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (87.4%)	Value
Australia (6.2%)
18,025	Adelaide Brighton, Ltd.	$78,164
92,636	Altium, Ltd.	537,754
26,119	Ansell, Ltd.	480,222
246,111	Aristocrat Leisure, Ltd.	3,378,250
621,074	Australia & New Zealand Banking Group, Ltd.	15,080,102
165,913	BHP Billiton, Ltd.	3,017,323
569,001	BlueScope Steel, Ltd.	5,334,235
24,736	Breville Group, Ltd.	195,220
192,534	BWP Trust	419,153
689,547	Charter Hall Group	2,907,056
261,233	Coca-Cola Amatil, Ltd.	2,159,763
35,470	Cochlear, Ltd.	3,664,137
14,567	Costa Group Holdings, Ltd.	48,419
55,736	Cromwell Property Group	40,669
62,168	CSL, Ltd.	5,952,330
1,386,967	CSR, Ltd.	4,776,397
457,798	Downer EDI, Ltd.	2,025,927
203,102	Downer EDI, Ltd. Rights[a]	1,862
284,100	FlexiGroup, Ltd.	501,371
829,340	Fortescue Metals Group, Ltd.	3,950,284
343,237	Genworth Mortgage Insurance Australia, Ltd.	823,608
26,058	GUD Holdings, Ltd.	235,671
41,240	GWA Group, Ltd.	91,302
740,378	Investa Office Fund	2,687,973
84,788	IOOF Holdings, Ltd.	552,493
37,563	Macquarie Group, Ltd.	2,587,968
2,489,235	Metcash, Ltd.[a]	4,694,957
104,941	Mineral Resources, Ltd.	861,311
1,800,264	Mirvac Group	3,011,879
58,789	Monadelphous Group, Ltd.	553,432
560,400	Myer Holdings, Ltd.	520,156
981,537	Orora, Ltd.	2,219,203
98,727	OZ Minerals, Ltd.	590,661
21,546	Perpetual, Ltd.	858,296
68,299	Ramsay Health Care, Ltd.	3,645,955
111,333	Regis Resources, Ltd.	281,273
175,985	Resolute Mining, Ltd.	175,355
96,814	Rio Tinto, Ltd.	4,470,139
43,286	Seven Group Holdings, Ltd.	354,074
183,272	Sigma Pharmaceuticals, Ltd.	180,523
43,813	Sims Metal Management, Ltd.	413,936
5,729	Sirtex Medical, Ltd.	78,325
1,586,757	South32, Ltd.	3,345,142
1,430,856	Southern Cross Media Group, Ltd.	1,529,646
130,316	St Barbara, Ltd.[a]	237,385
11,146	Technology One, Ltd.	43,689
239,035	Telstra Corporation, Ltd.	850,572
464,222	Treasury Wine Estates, Ltd.	4,336,590
548,120	Westpac Banking Corporation	14,652,537
940,660	Whitehaven Coal, Ltd.[a]	2,145,490

	Total	111,578,179

Austria (0.7%)
18,515	Lenzing AG	3,113,881
195,567	OMV AG	7,707,180
8,263	Osterreichische Post AGa	329,152
2,041	Porr AG	75,815
116,364	UNIQA Insurance Group AG	902,975
20,200	Vienna Insurance Group AG Wiener Versicherung Gruppe	488,727
13,078	Voestalpine AG	514,338

	Total	13,132,068

Shares	Common Stock (87.4%)	Value
Belgium (1.4%)
30,243	Anheuser-Busch InBev NV	$3,313,894
5,302	Barco NV	531,116
9,989	Befimmo SA	567,943
7,564	bpost SA	177,466
1,778	Compagnie d’ Entreprises CFE	248,857
33,988	Galapagos NVa	2,942,540
4,965	Gimv NV	276,986
16,688	Melexis NV	1,444,910
19,441	Mobistar SAa	415,092
105,022	NV Bekaert SA	5,128,449
21,896	SA D’Ieteren NV	1,024,527
71,825	Solvay SA	8,763,413
11,378	Tessenderlo Chemie NVa	452,779

	Total	25,287,972

Bermuda (<0.1%)
3,159,000	G-Resources Group, Ltd.	59,791
5,404	Stolt-Nielsen, Ltd.	91,890

	Total	151,681

Brazil (1.6%)
548,400	Ambev SA	3,184,665
712,300	Banco Bradesco SA ADR	7,293,952
200,333	BRF SA	2,470,726
553,245	Lojas Renner SA	4,912,864
174,982	Multiplan Empreendimentos Imobiliarios SA	3,730,930
258,000	Ultrapar Participacoes SA ADR[b]	5,864,340
86,490	Vale SA ADR	821,655

	Total	28,279,132

Canada (3.5%)
31,880	ATCO, Ltd.	1,239,624
37,826	Bank of Montreal	2,825,324
336,655	Birchcliff Energy, Ltd.	1,913,834
208,514	CAE, Inc.	3,186,077
29,530	Canadian Imperial Bank of Commerce[b]	2,546,306
92,746	Canadian National Railway Company	6,845,845
47,915	Capital Power Corporation	938,951
77,660	CGI Group, Inc.[a]	3,721,093
36,788	Cominar Real Estate Investment Trust	398,351
70,097	Dollarama, Inc.	5,809,219
14,395	Entertainment One, Ltd.	44,115
170,738	Finning International, Inc.	3,189,181
32,496	First Capital Realty, Inc.	489,450
81,099	IGM Financial, Inc.	2,418,608
58,800	Loblaw Companies, Ltd.	3,190,592
131,032	Manulife Financial Corporation	2,324,356
60,112	Mullen Group, Ltd.	763,915
47,834	Premium Brands Holdings Corporation	3,062,800
72,650	Restaurant Brands International, Inc.	4,047,007
132,400	Seven Generations Energy, Ltd.[a]	2,419,311
151,599	Teck Resources, Ltd.	3,315,035
95,286	TFI International, Inc.	2,224,785
20,773	TMX Group, Ltd.	1,052,982
57,643	Toronto-Dominion Bank	2,887,243
202,500	Veresen, Inc.	2,238,410

	Total	63,092,414

Cayman Islands (0.3%)
4,119,680	WH Group, Ltd.[c]	3,552,486
1,354,000	Xinyi Glass Holdings Company, Ltd.	1,192,632

	Total	4,745,118

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (87.4%)	Value
Chile (0.3%)
139,315	Banco Santander Chile SA ADR	$3,494,020
296,151	S.A.C.I. Falabella	2,490,788

	Total	5,984,808

China (0.1%)
2,578,000	PetroChina Company, Ltd.	1,888,591

	Total	1,888,591

Denmark (0.7%)
6,241	Aktieselskabet Schouw & Company	571,968
32,510	DFDS AS	1,786,133
3,340	FLSmidth & Company AS	178,348
54,856	GN Store Nord AS	1,280,622
9,972	Jyske Bank AS	504,366
5,251	Scandinavian Tobacco Group ASc	91,788
45,043	Spar Nord Bank AS	498,564
67,928	Sydbank AS	2,354,414
57,233	Vestas Wind Systems AS	4,655,346

	Total	11,921,549

Faroe Islands (0.1%)
29,528	Bakkafrost PF	913,328

	Total	913,328

Finland (1.2%)
20,373	Cramo Oyj	464,673
30,360	Elisa Oyj[b]	1,073,262
63,193	Kemira Oyj	776,026
61,437	Orion Oyj	3,191,859
98,141	Outokumpu Oyj	956,916
70,086	Ramirent Oyj	564,498
534,002	UPM-Kymmene Oyj[b]	12,537,908
117,703	Valmet Oyj	1,827,110

	Total	21,392,252

France (4.0%)
109,948	Air France-KLM[a]	831,708
5,227	Alten SA	400,816
11,962	Altran Technologies SAa	201,141
27,697	AtoS	3,422,823
188,677	AXA SA	4,874,634
37,088	Cap Gemini SA	3,423,442
13,204	Cie Generale des Etablissements Michelin	1,604,526
80,935	CNP Assurances	1,645,854
173,304	Engie	2,449,074
14,331	Euler Hermes Group	1,316,018
290,510	Eutelsat Communications	6,474,771
25,075	Ipsos SA	778,428
1,615	Jacquet Metal Service	38,911
15,035	Kering SA	3,886,032
34,977	Metropole Television SA	779,710
7,347	Neopost SA	281,704
40,776	Nexity SA	2,004,696
155,436	Orange SA	2,413,242
123,559	Sanofi	11,169,185
23,000	SCOR SE	869,243
42,442	Societe Generale	2,150,345
14,977	Sodexo SA	1,759,749
12,428	SPIE SA	299,487
7,420	Tarkett SA	320,625
30,244	Thales SA	2,921,462
284,140	Total SAd	14,367,130
57,280	Veolia Environnement SA	1,074,111

	Total	71,758,867

Shares	Common Stock (87.4%)	Value
Germany (6.2%)
71,281	Aareal Bank AG	$2,755,823
23,644	Adidas AG	4,497,861
61,482	Allianz SE	11,401,646
353	Amadeus Fire AG	28,677
7,536	AURELIUS Equity Opportunities SE & Company KGaA	327,243
42,291	Aurubis AG	2,835,734
32,676	Bayer AG	3,764,729
8,043	Cewe Stiftung & Company KGaA	704,582
41,437	Covestro AGc	3,192,264
1,122	Deutsche Beteiligungs AG	38,123
114,500	Deutsche Pfandbriefbank AGc	1,424,401
145,803	Deutsche Post AG	4,989,910
129,231	Deutsche Telekom AG	2,264,474
91,321	Deutz AG	629,502
5,820	Duerr AG	519,352
677,881	E.ON SE	5,389,244
228,109	Evonik Industries AG	7,435,112
14,966	Freenet AG	486,483
83,599	Fresenius SE & Company KGaA	6,717,702
32,816	Gerresheimer AG	2,597,924
16,935	Grammer AG	1,040,734
22,349	Hamburger Hafen und Logistik AG	418,227
24,777	Hannover Rueckversicherung SE	2,855,104
6,886	Homag Group AG	363,627
9,088	Indus Holding AG	586,926
772	Isra Vision AG	100,416
31,512	Jenoptik AG	781,317
11,839	Jungheinrich AG	392,946
185,028	Kloeckner & Company SEa	1,997,892
10,249	Koenig & Bauer AGa	641,991
46,699	Merck KGaA	5,321,518
8,658	Muenchener Rueckversicherungs- Gesellschaft AG	1,694,829
1,411	Pfeiffer Vacuum Technology AG	177,589
107,068	SAP SE	10,504,258
128,381	Siemens AG	17,584,685
13,462	Software AG	531,799
127,054	Suedzucker AG	3,184,090
63,719	TAG Immobilien AG	857,338
8,256	Takkt AG	191,520
13,363	Zeal Network SE	377,395

	Total	111,604,987

Hong Kong (2.7%)
1,403,800	AIA Group, Ltd.	8,860,726
539,000	Champion REIT	330,211
574,000	Cheung Kong Property Holdings, Ltd.	3,872,106
661,300	China Mobile, Ltd.	7,272,649
239,000	CITIC Telecom International Holdings, Ltd.	72,615
24,000	Great Eagle Holdings, Ltd.	112,914
1,304,000	Hang Lung Group, Ltd.	5,562,076
180,000	Hang Lung Properties, Ltd.	467,941
104,533	Hong Kong Exchanges and Clearing, Ltd.	2,637,781
163,000	Hopewell Holdings, Ltd.	612,724
1,760,000	Li & Fung, Ltd.	763,560
259,000	Melco International Development, Ltd.	457,434
4,796,544	PCCW, Ltd.	2,829,596
1,510,000	Shun Tak Holdings, Ltd.	534,659
559,398	Sino Land Company, Ltd.	980,986
272,500	SmarTone Telecommunications Holdings, Ltd.	351,235
235,000	Sun Hung Kai Properties, Ltd.	3,454,561

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (87.4%)	Value
Hong Kong (2.7%) - continued
105,000	Sunlight Real Estate Investment Trust	$62,303
226,000	Swire Pacific, Ltd.	2,258,932
587,500	Swire Pacific, Ltd., Class B	1,019,391
347,700	Swire Properties, Ltd.	1,114,369
536,000	Texwinca Holdings, Ltd.	360,807
2,462,000	Truly International Holdings, Ltd.	874,928
438,000	Wharf Holdings, Ltd.	3,764,188

	Total	48,628,692

Hungary (0.2%)
146,000	Richter Gedeon Nyrt	3,315,915

	Total	3,315,915

India (2.6%)
82,840	Grasim Industries, Ltd.	1,338,155
40,000	Grasim Industries, Ltd. GDR	647,200
80,600	Hero Motocorp, Ltd.	3,999,631
277,000	Hindustan Unilever, Ltd.	3,889,289
464,741	Housing Development Finance Corporation	10,751,970
728,500	ICICI Bank, Ltd.	3,111,837
164,216	Infosys, Ltd.	2,588,884
1,742,313	ITC, Ltd.	7,522,618
92,509	Kotak Mahindra Bank, Ltd.	1,242,599
88,660	Tata Consultancy Services, Ltd.	3,320,220
114,696	Ultra Tech Cement, Ltd.	7,038,990
4,570	Ultra Tech Cement, Ltd. GDR	280,439

	Total	45,731,832

Indonesia (0.7%)
12,512,900	Astra International Tbk PT	8,099,064
2,335,400	Indocement Tunggal Prakarsa Tbk PT	2,910,219
727,000	PT Bank Central Asia Tbk	902,679

	Total	11,911,962

Ireland (0.4%)
125,921	CRH plc	4,437,361
393,200	Henderson Group plc	1,147,989
34,000	Seagate Technology plc	1,561,620
9,053	United Drug plc	79,493

	Total	7,226,463

Israel (0.4%)
35,569	Check Point Software Technologies, Ltd.[a]	3,651,513
690,385	El Al Israel Airlines, Ltd.	508,855
919	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	39,044
69,368	Shufersal, Ltd.	336,154
97,630	Teva Pharmaceutical Industries, Ltd. ADR	3,132,947

	Total	7,668,513

Italy (1.9%)
33,733	Ascopiave SPA	124,873
361,308	Assicurazioni Generali SPA	5,732,581
70,723	Banca Mediolanum SPA	517,419
76,172	Banca Popolare Di Sondrio SCRL	262,821
27,864	Biesse SPA	756,487
105,157	Credito Valtelinese SPA	396,314
65,908	DiaSorin SPA	4,450,678
2,200	EL En SPA	64,614
170,744	Enav SPA[a,c]	693,531
579,002	Enel SPA	2,724,482
73,751	Interpump Group SPA	1,713,750
1,443	Italmobiliare SPA	80,280

Shares	Common Stock (87.4%)	Value
Italy (1.9%) - continued
167,452	Mediaset SPA	$691,533
276,673	Poste Italiane SPA[c]	1,842,878
124,618	Prysmian SPA	3,294,585
132,644	Recordati SPA	4,495,615
425,807	Snam SPA	1,840,316
344,668	Societa Cattolica di Assicurazioni SCRL	2,761,374
16,101	Unione di Banche Italiane SPA	61,580
359,563	UnipolSai Assicurazioni SPA	794,248

	Total	33,299,959

Japan (18.1%)
38,000	Adeka Corporation	555,275
12,900	Aichi Steel Corporation	513,785
20,200	Alpine Electronics, Inc.	290,715
344,000	Asahi Glass Company, Ltd.	2,791,070
60,100	Asatsu-DK, Inc.	1,528,619
26,200	ASKA Pharmaceutical Company, Ltd.	385,234
31,900	Avex Group Holdings, Inc.	461,906
58,400	Bandai Namco Holdings, Inc.	1,750,579
5,900	BML, Inc.	130,377
327,100	Bridgestone Corporation	13,278,023
190,800	Brother Industries, Ltd.	3,990,046
25,700	Canon Electronics, Inc.	417,239
63,400	Canon Marketing Japan, Inc.	1,262,607
15,500	Cawachi, Ltd.	420,050
6,800	Chiyoda Integre Company, Ltd.	145,840
28,000	Chugoku Marine Paints, Ltd.	208,177
81,300	Citizen Watch Company, Ltd.	521,321
1,100	Coca-Cola West Company, Ltd.	35,541
6,100	Daibiru Corporation	53,679
91,100	Daicel Corporation	1,100,076
10,000	Daiichi Jitsugyo Company, Ltd.	62,730
174,800	Daiichi Sankyo Company, Ltd.	3,943,677
29,100	Daiwa House Industry Company, Ltd.	836,449
161,000	DCM Holdings Company, Ltd.	1,488,651
37,400	Denso Corporation	1,650,167
3,400	DISCO Corporation	519,161
56,200	DMG Mori Company, Ltd.	881,178
40,100	Doutor Nichires Holdings Company, Ltd.	785,234
91,608	DOWA Holdings Company, Ltd.	659,100
85,700	DTS Corporation	2,148,631
16,400	Earth Chemical Company, Ltd.	882,927
22,300	EDION Corporation	205,611
14,400	EIZO Corporation	415,255
19,400	EPS Holdings, Inc.	273,237
13,200	Exedy Corporation	378,076
18,200	Foster Electric Company, Ltd.	312,420
169,600	Fuji Heavy Industries, Ltd.	6,220,638
28,900	Fuji Machine Manufacturing Company, Ltd.	379,873
17,800	Fuji Oil Holdings, Inc.	417,494
21,600	Fuji Soft, Inc.	553,409
11,800	Fujibo Holdings, Inc.	326,726
32,000	Fujitec Company, Ltd.	352,636
669,000	Fujitsu, Ltd.	4,106,578
763,000	Fukuoka Financial Group, Inc.	3,314,268
6,200	Funai Electric Company, Ltd.	52,754
62,100	Geo Holdings Corporation	683,023
33,700	Goldcrest Company, Ltd.	606,911
437	Hankyu REIT, Inc.	591,339
93,000	Hanwa Company, Ltd.	662,135
247,900	Haseko Corporation	2,687,610
463	Heiwa Real Estate REIT, Inc.	348,611
808,019	Hiroshima Bank, Ltd.	3,436,687

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (87.4%)	Value
Japan (18.1%) - continued
78,300	Hitachi High-Technologies Corporation	$3,198,528
42,000	Hitachi Transport System, Ltd.	872,710
538,000	Hitachi, Ltd.	2,921,206
144,400	Hokuhoku Financial Group, Inc.	2,266,968
590,800	Honda Motor Company, Ltd.	17,835,686
151,500	Hosiden Corporation	1,425,584
30,000	Hyakujushi Bank, Ltd.	101,573
65,000	Iida Group Holdings Company, Ltd.	1,000,262
332	Industrial & Infrastructure Fund Investment Corporation	1,495,043
37,100	INES Corporation	359,156
620	Invincible Investment Corporation	249,612
420,500	ITOCHU Corporation	5,986,386
78,300	Japan Airlines Company, Ltd.	2,486,021
202,100	Japan Display, Inc.[a]	472,970
280	Japan Rental Housing Investments, Inc.	205,740
85,900	JSR Corporation	1,453,432
156,000	JTEKT Corporation	2,426,883
305,800	JVC Kenwood Corporation	797,938
14,000	Kadokawa Dwango Corporation	201,166
7,200	Kaga Electronics Company, Ltd.	128,248
4,100	Kanematsu Electronics, Ltd.	104,649
68,800	Kao Corporation	3,778,259
2,400	Kasai Kogyo Company, Ltd.	30,878
6,600	Kato Works Company, Ltd.	163,783
89,500	KDDI Corporation	2,353,921
93,300	Keihin Corporation	1,534,484
451	Kenedix Office Investment Corporation	2,659,829
154	Kenedix Residential Investment Corporation	433,373
138,300	Kinden Corporation	1,936,610
169,500	KITZ Corporation	1,130,295
12,000	Kiyo Bank, Ltd.	184,269
39,100	Kohnan Shoji Company, Ltd.	740,643
98,400	Kokuyo Company, Ltd.	1,272,238
82,900	Komatsu, Ltd.	2,171,423
301,900	Konica Minolta Holdings, Inc.	2,707,921
70,000	Konoike Transport Company, Ltd.	868,851
118,000	K’s Holdings Corporation[b]	2,170,714
62,000	Kurabo Industries, Ltd.	136,799
314,500	Kuraray Company, Ltd.	4,784,365
49,800	Kyoei Steel, Ltd.	892,739
12,700	Kyokuto Kaihatsu Kogyo Company, Ltd.	211,644
21,300	Kyokuto Securities Company, Ltd.	306,000
10,500	KYORIN Holdings, Inc.	222,158
99,700	Leopalace21 Corporation	515,076
236,000	Makino Milling Machine Company, Ltd.	2,050,657
139,600	Marubeni Corporation	862,301
7,800	Maruha Nichiro Corporation	236,912
19,000	Maruwa Company, Ltd.	679,264
34,300	Matsumotokiyoshi Holdings Company, Ltd.	1,633,953
117,100	Mazda Motor Corporation	1,690,326
8,700	Meiko Network Japan Company, Ltd.	95,574
13,700	Mimasu Semiconductor Industry Company, Ltd.	217,459
54,600	MIRAIT Holdings Corporation	535,697
288,400	Mitsubishi Chemical Holdings Corporation[b]	2,239,118
284,100	Mitsubishi Corporation	6,157,180
505,000	Mitsubishi Heavy Industries, Ltd.	2,031,997
47,800	Mitsubishi Materials Corporation	1,450,870

Shares	Common Stock (87.4%)	Value
Japan (18.1%) - continued
1,122,600	Mitsubishi UFJ Financial Group, Inc.	$7,071,446
202,400	Mitsui & Company, Ltd.	2,939,259
259,000	Mitsui Engineering & Shipbuilding Company, Ltd.	402,087
6,009,900	Mizuho Financial Group, Inc.	11,031,635
10,600	Modec, Inc.	226,095
323,000	Morinaga Milk Industry Company, Ltd.	2,404,558
119,063	MS and AD Insurance Group Holdings, Inc.	3,802,944
5,700	Musashino Bank, Ltd.	168,972
5,700	Nagase & Co., Ltd.	79,643
46,900	Namura Shipbuilding Company, Ltd.	280,517
19,700	NEC Networks & System Integration Corporation	381,551
156,800	Net One Systems Company, Ltd.	1,272,814
38,000	NICHIAS Corporation	382,688
55,200	Nichicon Corporation	514,377
227,600	Nichirei Corporation	5,644,746
6,500	Nikkiso Company, Ltd.	74,474
21,400	Nikkon Holdings Company, Ltd.	458,360
59,300	Nikon Corporation	861,739
5,700	Nippon Ceramic Company, Ltd.	124,085
65,200	Nippon Denko Company, Ltd	228,193
449,000	Nippon Electric Glass Company, Ltd.	2,719,904
651,400	Nippon Light Metal Holdings Company, Ltd.	1,437,680
21,900	Nippon Shokubai Company, Ltd.	1,494,436
27,000	Nippon Soda Company, Ltd.	149,601
300,200	Nippon Suisan Kaisha, Ltd.	1,499,537
45,000	Nippon Telegraph & Telephone Corporation	1,923,900
44,000	Nippon Thompson Company, Ltd.	239,121
331,000	Nishimatsu Construction Company, Ltd.	1,630,188
83,505	Nissan Motor Company, Ltd.	805,187
172,000	Nisshin Oillio Group, Ltd.	980,665
63,600	Nisshin Steel Company, Ltd.[b]	840,041
83,600	Nissin Electric Company, Ltd.	969,119
2,000	Nittetsu Mining Company, Ltd.	108,341
30,717	Nitto Kogyo Corporation	424,906
26,900	Noritz Corporation	511,456
153,200	North Pacific Bank, Ltd.	581,086
34,300	NSD Company, Ltd.	496,294
72,100	NTT DOCOMO, Inc.	1,683,697
252,700	Obayashi Corporation	2,369,517
82,000	Okasan Securities Group, Inc.	500,705
28,050	Okinawa Electric Power Company, Inc.	667,379
23,100	Open House Company, Ltd.	555,577
1,651,000	Osaka Gas Company, Ltd.	6,295,234
4,300	Pacific Industrial Company, Ltd.	61,278
46,100	Paltac Corporation	1,285,617
33,700	Paramount Bed Holdings Company, Ltd.	1,354,237
29,800	Plenus Company, Ltd.	661,027
7,500	Press Kogyo Company, Ltd.	37,614
260,400	Resona Holdings, Inc.	1,399,878
143,100	Round One Corporation	1,137,746
32,000	Ryobi, Ltd.	139,467
12,700	Saizeriya Company, Ltd.	318,869
58,300	San-in Godo Bank, Ltd.	468,056
6,100	Sankyo Tateyama, Inc.	91,083
158,000	Sankyu, Inc.	961,024
42,600	SCREEN Holdings Company, Ltd.	3,143,479
179,200	Seino Holdings Company, Ltd.	2,017,950
1,193	Sekisui House SI Investment Corporation	1,325,902

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (87.4%)	Value
Japan (18.1%) - continued
221,200	Sekisui House, Ltd.	$3,647,319
79,600	SENKO Company, Ltd.	513,983
251,700	Senshu Ikeda Holdings, Inc.	1,041,186
78,000	Shindengen Electric Manufacturing Company, Ltd.	327,296
104,800	Shinko Electric Industries Company, Ltd.	703,408
161,000	ShinMaywa Industries, Ltd.	1,542,248
115,000	Shizuoka Bank, Ltd.	937,814
87,600	Showa Denko KK	1,563,498
102,900	SoftBank Group Corporation	7,297,168
938,200	Sojitz Corporation	2,357,630
176,800	Sumco Corporation	2,953,306
133,000	Sumitomo Bakelite Company, Ltd	803,791
286,340	Sumitomo Corporation	3,862,974
568,000	Sumitomo Heavy Industries, Ltd.	3,971,041
89,800	Sumitomo Mitsui Financial Group, Inc.	3,268,609
141,800	Sumitomo Mitsui Trust Holdings, Inc.	4,913,642
103,700	Sumitomo Rubber Industries, Ltd.	1,769,338
19,000	Taihei Dengyo Kaisha, Ltd.	186,495
24,500	Tatsuta Electric Wire and Cable Company, Ltd.	111,569
65,400	Teijin, Ltd.	1,234,912
24,800	TIS, Inc.	633,702
88,300	Toagosei Company, Ltd.	1,009,612
72,300	Toho Holdings Company, Ltd.[b]	1,517,376
22,200	Tokai Carbon Company, Ltd.	96,995
1,100	Token Corporation	86,470
25,800	Tokyo Broadcasting System Holdings, Inc.	462,800
42,100	Tokyo Electron, Ltd.	4,608,958
34,900	Tokyo Seimitsu Company, Ltd.	1,101,973
934	Tokyu REIT, Inc.	1,175,998
57,600	Toppan Forms Company, Ltd.	565,373
7,200	Topy Industries, Ltd.	191,563
36,300	Tosei Corporation	239,353
240,000	Toshiba Machine Company, Ltd.	974,919
345,000	Tosoh Corporation	3,035,492
48,300	Toyoda Gosei Company, Ltd.	1,231,897
27,700	Toyota Industries Corporation	1,377,940
72,000	Toyota Motor Corporation	3,908,005
96,000	Tsubakimoto Chain Company	803,214
36,000	Tsugami Corporation	239,498
4,100	Tsumura & Company	128,868
65,300	TV Asahi Holdings Corporation	1,237,303
46,000	UACJ Corporation	120,868
900	ULVAC, Inc.	42,067
37,700	Unipres Corporation	788,721
5,100	Wakita & Company, Ltd.	48,507
5,600	Warabeya Nichiyo Holdings Company, Ltd.	130,234
66,000	West Japan Railway Company	4,304,100
14,100	Xebio Holdings Company, Ltd.	218,966
52,900	Yamato Kogyo Company, Ltd.	1,368,575
35,200	Yodogawa Steel Works, Ltd.	958,431
14,800	Yorozu Corporation	227,967

	Total	324,580,649

Jersey (0.3%)
225,587	WPP plc	4,944,649

	Total	4,944,649

Luxembourg (0.8%)
47,517	APERAM	2,369,130
1,258	Millicom International Cellular SA	70,147
538,992	Subsea 7 SAa	8,365,037

Shares	Common Stock (87.4%)	Value
Luxembourg (0.8%) - continued
123,000	Tenaris SA ADR	$4,199,220

	Total	15,003,534

Malaysia (0.2%)
667,400	Public Bank Berhad	3,000,286

	Total	3,000,286

Mexico (1.1%)
83,000	Fomento Economico Mexicano SAB de CV ADR	7,347,160
24,500	Grupo Aeroportuario del Sureste SAB de CV ADR	4,244,380
1,272,594	Grupo Financiero Banorte SAB de CV ADR	7,323,333
259,000	Organizacion Soriana SAB de CVa	607,996

	Total	19,522,869

Netherlands (1.9%)
109,036	ABN AMRO Group NVc	2,643,972
476,354	Aegon NV	2,426,484
285,871	Arcelor Mittal[a]	2,391,626
51,504	ASM International NV	2,888,024
77,642	BE Semiconductor Industries NV	3,163,407
18,318	Brunel International NV	298,024
4,045	Corbion NV	110,661
23,323	ING Groep NV	352,278
214,500	Koninklijke Ahold Delhaize NV	4,583,842
80,759	Koninklijke Boskalis Westminster NV	2,782,365
76,081	NN Group NV	2,470,900
21,876	Philips Lighting NVa,c	625,675
42,276	RELX NV	784,290
5,471	TKH Group NV	234,569
181,401	Unilever NV	9,012,188

	Total	34,768,305

Norway (1.2%)
108,846	Aker BP ASA	1,746,876
9,034	Borregaard ASA	101,292
24,724	DnB ASA	392,582
1,346,647	Norsk Hydro ASA	7,847,896
54,788	Orkla ASA	490,796
18,006	SalMar ASA	388,279
7,319	Skandiabanken ASA[a,c]	59,015
48,965	SpareBank 1 Nord-Norge	315,077
51,046	SpareBank 1 SMN	395,351
197,891	Telenor ASA	3,292,006
26,736	TGS Nopec Geophysical Company ASA	567,736
139,468	Yara International ASA	5,371,993

	Total	20,968,899

Philippines (0.5%)
24,760	Ayala Corporation	416,924
7,576,500	Ayala Land, Inc.	4,988,784
2,112,270	Bank of the Philippine Islands	4,260,323

	Total	9,666,031

Poland (0.2%)
97,848	Bank Pekao SA	3,257,162

	Total	3,257,162

Portugal (0.9%)
34,368	Altri SGPS SA	153,496
6,184,256	Banco Espirito Santo SAa,e	660
84,830	CTT-Correios de Portugal SA	462,893
1,594,169	Electricidade de Portugal SA	5,390,158
244,119	Galp Energia SGPS SA	3,702,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (87.4%)	Value
Portugal (0.9%) - continued
358,591	Jeronimo Martins SGPS SA	$6,407,779
13,887	Navigator Company SA	55,700
86,914	NOS SGPS SA	473,578

	Total	16,646,920

Russia (0.7%)
112,500	Lukoil ADR	5,963,637
34,097	Magnit PJSC	5,609,939

	Total	11,573,576

Singapore (0.3%)
239,000	CapitaLand Mall Trust	336,497
460,800	StarHub, Ltd.	948,644
301,300	United Engineers, Ltd.	614,081
374,500	Venture Corporation, Ltd.	3,070,743
735,400	Yanlord Land Group, Ltd.	954,178

	Total	5,924,143

South Africa (0.6%)
290,584	Massmart Holdings, Ltd.	2,949,321
304,479	MTN Group, Ltd.	2,767,311
643,885	Truworths International, Ltd.	4,156,667

	Total	9,873,299

South Korea (0.4%)
6,377	Amorepacific Corporation	952,302
12,139	Amorepacific Group	1,297,663
7,459	NAVER Corporation	5,703,619

	Total	7,953,584

Spain (1.9%)
309,070	Abertis Infraestructuras SA	4,975,316
81,015	Actividades de Construccion y Servicios SA	2,753,922
25,759	Aena SAc	4,071,464
75,756	Banco Santander SA	463,728
42,704	CIE Automotive SA	841,517
16,293	Construcciones y Auxiliar de Ferrocarriles SA	622,755
41,122	Ebro Foods SA	830,903
109,109	Ence Energia y Celulosa SA	336,088
118,314	Endesa SA	2,776,791
125,630	Gamesa Corporacion Tecnologia SA	2,971,764
8,997	Let’s GOWEX SAa,e	1
281,552	Liberbank SAa	362,279
1,828,507	Mapfre SA	6,262,842
219,265	Mediaset Espana Comunicacion SA	2,823,229
12,912	Melia Hotels International SA	177,549
204,284	Repsol SA	3,164,962
4,406	Tecnicas Reunidas SA	173,962
11,235	Tubacex SA	35,398

	Total	33,644,470

Sweden (2.3%)
35,711	Alfa Laval AB	673,074
80,294	Betsson AB	698,675
18,711	Bilia AB	386,062
120,517	Boliden AB	3,587,229
47,284	Bonava ABa	691,267
18,694	Bure Equity AB	204,290
177,495	Granges AB	1,622,208
7,875	Intrum Justitia AB	293,973
62,416	Investor AB	2,624,403
84,913	JM AB	2,681,462
35,613	Loomis AB	1,126,087
27,028	Micronic Mydata AB	276,830

Shares	Common Stock (87.4%)	Value
Sweden (2.3%) - continued
61,678	Nobina ABc	$366,531
7,801	Nordax Group ABc	40,047
812,492	Nordea Bank AB	9,269,590
19,401	SAAB AB	818,600
84,295	Scandic Hotels Group ABa,c	886,739
300,667	SKF ABb	5,945,849
133,919	Svenska Cellulosa AB SCA	4,315,714
35,407	Swedbank ABb	819,263
476,196	Telefonaktiebolaget LM Ericsson[b]	3,179,260
3,637	Vitrolife AB	174,080

	Total	40,681,233

Switzerland (6.5%)
231,976	ABB, Ltd.	5,429,515
210,519	Adecco SA	14,947,777
105,004	Aryzta AGa	3,371,567
14,331	BKW FMB Energie	774,745
1,219	Bobst Group SA	112,344
1,628	Bossard Holding AGa	291,257
4,453	Bucher Industries AG	1,301,611
25,267	Cembra Money Bank AGa	2,088,884
439,291	Ferrexpo plc	921,357
1,887	Flughafen Zuerich AG	402,040
1,109	Forbo Holding AG	1,696,134
3,506	Georg Fischer AGa	3,187,684
33	Gurit Holding AGa	28,531
1,884	Helvetia Holding AG	1,043,119
6,096	Implenia AG	427,888
1,264	Inficon Holding AGa	626,783
3,493	Kardex AG	341,227
194	Komax Holding AG	47,161
56,095	Logitech International SA	1,782,642
25,579	Lonza Group AG	4,834,973
2,346	Mobimo Holding AG	607,199
267,828	Nestle SA	20,556,273
190,428	Novartis AG	14,140,719
16,457	Pargesa Holding SA	1,163,177
7,383	Partners Group Holding AG	3,967,722
2,739	Rieter Holding AG	576,157
7,200	Roche Holding AG-BR	1,831,104
60,720	Roche Holding AG-Genusschein	15,528,151
539	Schweiter Technologies AG	597,843
27,295	Sulzer, Ltd.	2,855,216
6,980	Tecan Group AG	1,114,542
3,352	Temenos Group AGa	266,232
3,541	Valiant Holding AG	376,849
7,235	Valora Holding AG	2,500,992
71,084	Wolseley plc	4,475,545
6,314	Zurich Insurance Group AG	1,684,958

	Total	115,899,918

Taiwan (0.7%)
662,300	Taiwan Mobile Company, Ltd.	2,433,182
1,693,951	Taiwan Semiconductor Manufacturing Company, Ltd.	10,622,145

	Total	13,055,327

Thailand (0.7%)
427,750	Siam Cement pcl	6,721,451
1,313,500	Siam Commercial Bank pcl	6,231,113

	Total	12,952,564

Turkey (0.6%)
1,427,982	Akbank TAS	3,352,665
231,340	BIM Birlesik Magazalar AS	3,557,108

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (87.4%)	Value
Turkey (0.6%) - continued
1,370,000	Turkiye Garanti Bankasi AS	$3,340,897

	Total	10,250,670

United Kingdom (12.1%)
438,778	3i Group plc	4,119,705
23,903	Abcam plc	247,407
278,811	Anglo American plc[a]	4,259,942
222,449	Ashmore Group plc	984,923
516,285	Barclays plc	1,457,357
67,930	Bellway plc	2,301,650
107,000	BHP Billiton plc	1,651,374
16,348	Big Yellow Group plc	149,624
13,980	Bodycote plc	139,477
17,521	Bovis Homes Group plc	185,714
1,979,689	BP plc[b]	11,395,297
174,504	British American Tobacco plc	11,577,626
57,850	British Land Company plc	442,209
155,449	Burberry Group plc	3,354,690
477,632	Capita plc	3,378,103
17,086	Cineworld Group plc	141,826
587,620	Cobham plc	979,682
112,343	Coca-Cola HBC AG	2,900,255
206,936	Compass Group plc	3,906,986
273,132	Crest Nicholson Holdings plc	1,855,427
50,874	CYBG plc[a]	177,334
231,032	Diageo plc	6,615,634
5,229	Dialog Semiconductor plc[a]	266,715
149,046	Direct Line Insurance Group plc	648,474
335,550	Electrocomponents plc	1,990,219
95,196	Fenner plc	349,165
95,424	Galliford Try plc	1,762,520
520,420	GlaxoSmithKline plc	10,821,039
146,217	Grainger plc	450,843
62,457	Great Portland Estates plc	509,784
7,774	Halma plc	99,757
83,344	Hays plc	163,945
4,280,934	HSBC Holdings plc	34,918,857
305,857	Inchcape plc	3,224,641
1,026,798	Indivior plc	4,145,708
426,859	Inmarsat plc	4,547,628
33,120	Intermediate Capital Group plc	293,378
15,505	International Personal Finance plc	31,810
183,478	J Sainsbury plc	607,711
416,500	JD Sports Fashion plc	2,012,571
354,142	John Wood Group plc	3,383,149
125,470	JRP Group plc	206,719
987,512	Marks and Spencer Group plc	4,171,119
116,710	Micro Focus International plc	3,329,069
827,729	Mitie Group plc[b]	2,301,235
23,938	Morgan Advanced Materials plc	92,975
379,203	National Express Group plc	1,710,369
9,975	NEX Group plc	71,049
15,842	Next plc	857,001
43,406	Northgate plc	299,108
91,709	OneSavings Bank plc	464,434
441,589	PageGroup plc	2,368,937
494,669	Petrofac, Ltd.	5,714,077
35,341	Playtech plc	412,342
37,369	PZ Cussons plc	150,338
114,504	QinetiQ Group plc	399,966
13,307	Reckitt Benckiser Group plc	1,214,816
223,256	Redrow plc	1,426,556
98,521	Rentokil Initial plc	304,701
124,400	Restaurant Group plc	519,091
9,042	Rio Tinto plc	364,100
140,210	Rolls-Royce Holdings plc[a]	1,324,569

Shares	Common Stock (87.4%)	Value
United Kingdom (12.1%) - continued
36,644	Royal Dutch Shell plc	$964,781
84,478	Royal Dutch Shell plc, Class A	2,226,689
594,317	Royal Dutch Shell plc, Class B	16,337,396
46,260	RPC Group plc	452,700
113,358	Safestore Holdings plc	535,848
292,220	Saga plc	742,899
91,919	Savills plc	1,062,094
22,449	Shawbrook Group plc[a,c]	95,433
264,650	Smiths Group plc	5,377,268
9,973	Spectris plc	311,809
48,566	Spirax-Sarco Engineering plc	2,903,281
6,625	SSP Group plc	34,588
274,095	Standard Chartered plc[a]	2,621,693
179,501	Synthomer plc	1,069,832
523,686	Tate & Lyle plc	5,018,277
122,549	TP ICAP plc	713,199
135,662	Tritax Big Box REIT plc	245,777
287,329	UBM plc	2,751,281
101,399	Unilever plc	5,001,724
91,433	Vedanta Resources plc	925,962
132,174	Vesuvius plc	861,950
1,209,738	William Hill plc	4,411,695
814,047	William Morrison Supermarkets plc	2,449,690

	Total	217,268,593

United States (0.2%)
113,600	Yum China Holding, Inc.[a]	3,089,920

	Total	3,089,920

	Total Common Stock (cost $1,445,846,818)	1,564,040,883

Principal Amount	Long-Term Fixed Income (8.8%)
Angola (0.1%)
	Angola Government International Bond
$720,000	9.500%, 11/12/2025	741,744

	Total	741,744

Argentina (0.5%)
	Argentina Government International Bond
1,120,000	22.808%, 10/9/2017[f,g]	77,626
2,870,000	22.806%, 3/1/2018[f,g]	195,095
190,000	6.875%, 4/22/2021[c]	203,775
5,270,000	16.000%, 10/17/2023[f]	387,009
360,000	7.500%, 4/22/2026	381,960
1,220,000	7.500%, 4/22/2026[c]	1,294,420
1,320,000	15.500%, 10/17/2026[f]	96,507
1,710,000	6.875%, 1/26/2027[c]	1,730,520
1,018,317	7.820%, 12/31/2033[h]	1,136,098
350,509	8.280%, 12/31/2033	368,035
218,718	8.280%, 12/31/2033	233,700
660,000	7.125%, 7/6/2036	637,560
920,000	7.125%, 7/6/2036[c]	888,720
1,670,000	2.500%, 12/31/2038[i]	1,051,265
	Cablevision SA
160,000	6.500%, 6/15/2021	168,560
150,000	6.500%, 6/15/2021[c]	158,025
	YPF SA
340,000	8.875%, 12/19/2018	369,920

	Total	9,378,795

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.8%)	Value
Armenia (<0.1%)
	Armenia Government International Bond
$260,000	6.000%, 9/30/2020	$272,610
200,000	7.150%, 3/26/2025	214,125

	Total	486,735

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
650,000	4.750%, 3/13/2023	630,500

	Total	630,500

Bahrain (<0.1%)
	Bahrain Government International Bond
370,000	7.000%, 10/12/2028[c]	386,128

	Total	386,128

Belize (<0.1%)
	Belize Government International Bond
116,500	4.938%, 2/20/2034*,i	75,725

	Total	75,725

Bermuda (0.1%)
	Bermuda Government International Bond
460,000	3.717%, 1/25/2027[c]	442,764
	Digicel, Ltd.
770,000	6.750%, 3/1/2023[c]	687,225
	TiVo Corporation
320,000	6.000%, 4/15/2021	290,800

	Total	1,420,789

Bolivia (<0.1%)
	Bolivia Government International Bond
350,000	4.500%, 3/20/2028[c]	341,250

	Total	341,250

Brazil (0.3%)
	Banco do Brasil SA/Cayman
840,000	6.250%, 4/15/2024[j]	701,568
400,000	9.000%, 6/18/2024[j]	414,000
	Brazil Government International Bond
422,000	6.000%, 8/15/2050[k]	453,528
	Brazil Letras do Tesouro Nacional NA
364,000	Zero Coupon, 1/1/2018[k]	108,435
	Brazil Loan Trust 1
129,861	5.477%, 7/24/2023	130,673
811,630	5.477%, 7/24/2023*	816,703
	Brazil Minas SPE via State of Minas Gerais
409,000	5.333%, 2/15/2028	404,910
930,000	5.333%, 2/15/2028*	920,700
	Brazil Notas do Tesouro Nacional Serie F
2,180,000	10.000%, 1/1/2025[k]	713,632
3,892,000	10.000%, 1/1/2027[k]	1,271,360
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,e,l	0
	Tupy SA
450,000	6.625%, 7/17/2024[c]	447,750

	Total	6,383,259

Principal Amount	Long-Term Fixed Income (8.8%)	Value
Bulgaria (0.2%)
	Bulgaria Government International Bond
$180,000	4.250%, 7/9/2017[h]	$194,233
600,000	1.875%, 3/21/2023[h]	670,512
100,000	2.950%, 9/3/2024[h]	117,912
300,000	2.625%, 3/26/2027[h]	338,443
520,000	3.000%, 3/21/2028[h]	600,515
980,000	3.125%, 3/26/2035[h]	1,070,558

	Total	2,992,173

Cayman Islands (<0.1%)
	Agromercantil Senior Trust
110,000	6.250%, 4/10/2019	113,575
	Hutchison Whampoa International 12, Ltd.
80,000	6.000%, 5/7/2017[j]	80,256
	Petrobras International Finance Company
190,000	5.375%, 1/27/2021	195,668

	Total	389,499

Chile (0.2%)
	Banco del Estado de Chile
500,000	4.125%, 10/7/2020	527,428
150,000	4.125%, 10/7/2020[c]	158,229
	Chile Government International Bond
614,000	3.125%, 1/21/2026	623,517
150,000	3.625%, 10/30/2042	147,645
	GNL Quintero SA
710,000	4.634%, 7/31/2029[c]	725,975
	Itau CorpBanca
552,000	3.875%, 9/22/2019[c]	569,183
	Sociedad Quimica y Minera de Chile SA
120,000	5.500%, 4/21/2020	127,200
210,000	3.625%, 4/3/2023	202,650
448,000	4.375%, 1/28/2025*	440,160

	Total	3,521,987

Colombia (0.3%)
	Banco de Bogota SA
1,260,000	6.250%, 5/12/2026[c]	1,315,125
	Colombia Government International Bond
480,000	2.625%, 3/15/2023	461,400
70,000	8.125%, 5/21/2024	89,145
360,000	4.500%, 1/28/2026	379,800
330,000	3.875%, 3/22/2026[h]	403,620
140,000	6.125%, 1/18/2041	159,600
350,000	5.625%, 2/26/2044	380,625
2,830,000	5.000%, 6/15/2045	2,838,490

	Total	6,027,805

Costa Rica (0.2%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	202,662
410,000	5.250%, 8/12/2018[c]	415,457
	Banco Nacional de Costa Rica
410,000	4.875%, 11/1/2018[c]	414,912
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	35,154
720,000	5.625%, 4/30/2043	630,000
400,000	7.000%, 4/4/2044	403,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.8%)	Value
Costa Rica (0.2%) - continued
$1,230,000	7.158%, 3/12/2045[c]	$1,251,525

	Total	3,352,710

Croatia (<0.1%)
	Croatia Government International Bond
185,000	3.875%, 5/30/2022[h]	214,627

	Total	214,627

Dominican Republic (0.4%)
	Aeropuertos Dominicanos Siglo XXI SA
590,000	6.750%, 3/30/2029[c]	615,688
	Dominican Republic Government International Bond
31,957	9.040%, 1/23/2018	33,045
8,100,000	15.000%, 4/5/2019[m]	187,770
3,600,000	16.000%, 7/10/2020[m]	89,019
813,000	7.500%, 5/6/2021	898,365
3,800,000	11.500%, 5/10/2024[m]	84,742
100,000	6.875%, 1/29/2026[c]	109,500
310,000	8.625%, 4/20/2027	365,661
2,700,000	18.500%, 2/4/2028*,m	81,040
4,100,000	11.375%, 7/6/2029[m]	87,914
2,060,000	6.850%, 1/27/2045[c]	2,132,100
2,237,000	6.850%, 1/27/2045	2,315,295

	Total	7,000,139

Ecuador (0.3%)
	Ecuador Government International Bond
1,960,000	10.750%, 3/28/2022	2,072,700
790,000	7.950%, 6/20/2024	742,600
340,000	9.650%, 12/13/2026	351,900
1,480,000	9.650%, 12/13/2026[c]	1,531,800
	EP PetroEcuador
263,158	6.787%, 9/24/2019[g]	262,579

	Total	4,961,579

El Salvador (0.2%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	102,625
220,000	7.750%, 1/24/2023	223,685
203,000	5.875%, 1/30/2025	181,360
285,000	6.375%, 1/18/2027	255,075
400,000	8.625%, 2/28/2029[c]	413,000
130,000	8.250%, 4/10/2032	128,747
970,000	7.650%, 6/15/2035	900,684
319,000	7.625%, 2/1/2041	293,059

	Total	2,498,235

Guatemala (0.2%)
	Agromercantil Senior Trust
320,000	6.250%, 4/10/2019[c]	330,400
	Guatemala Government International Bond
850,000	5.750%, 6/6/2022	930,606
760,000	4.500%, 5/3/2026[c]	757,287
210,000	4.500%, 5/3/2026	209,250
780,000	4.875%, 2/13/2028	793,260
380,000	4.875%, 2/13/2028[c]	386,460

	Total	3,407,263

Principal Amount	Long-Term Fixed Income (8.8%)	Value
Honduras (0.1%)
	Honduras Government International Bond
$675,000	8.750%, 12/16/2020	$764,660
1,010,000	8.750%, 12/16/2020*	1,144,159
260,000	6.250%, 1/19/2027[c]	263,151

	Total	2,171,970

Hong Kong (<0.1%)
	China Resources Cement Holdings, Ltd.
200,000	2.125%, 10/5/2017	200,086

	Total	200,086

Hungary (0.3%)
	Hungary Government International Bond
2,070,000	6.250%, 1/29/2020	2,267,627
160,000	6.375%, 3/29/2021	180,200
540,000	5.375%, 2/21/2023	594,686
1,440,000	5.750%, 11/22/2023	1,627,200
20,000	7.625%, 3/29/2041	29,022
	MFB Magyar Fejlesztesi Bank Zrt
210,000	6.250%, 10/21/2020[c]	230,935

	Total	4,929,670

India (<0.1%)
	Greenko Dutch BV
200,000	8.000%, 8/1/2019	211,200
480,000	8.000%, 8/1/2019[c]	506,880

	Total	718,080

Indonesia (0.8%)
	Indonesia Government International Bond
500,000	3.700%, 1/8/2022[c]	509,857
560,000	2.625%, 6/14/2023[c,h]	625,787
470,000	5.375%, 10/17/2023	519,712
1,840,000	5.875%, 1/15/2024	2,086,580
1,070,000	3.375%, 7/30/2025[h]	1,218,895
210,000	4.750%, 1/8/2026	223,617
1,340,000	4.750%, 1/8/2026[c]	1,426,890
560,000	4.350%, 1/8/2027[c]	579,436
360,000	3.750%, 6/14/2028[c,h]	410,933
585,000	8.500%, 10/12/2035	844,457
200,000	6.625%, 2/17/2037	245,959
320,000	7.750%, 1/17/2038	442,732
750,000	5.250%, 1/17/2042	802,161
250,000	4.625%, 4/15/2043	251,800
200,000	6.750%, 1/15/2044	257,093
200,000	5.950%, 1/8/2046	234,798
210,000	5.250%, 1/8/2047	225,440
	Perusahaan Penerbit SBSN Indonesia
200,000	4.550%, 3/29/2026	207,250
	Perusahaan Penerbit SBSN Indonesia II
200,000	4.000%, 11/21/2018[c]	205,760
	Perusahaan Penerbit SBSN Indonesia III
230,000	3.400%, 3/29/2022[c]	230,632
320,000	4.325%, 5/28/2025	328,400
200,000	4.550%, 3/29/2026[c]	207,250
1,790,000	4.150%, 3/29/2027[c]	1,797,518

	Total	13,882,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.8%)	Value
Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
$110,000	3.839%, 12/30/2018[c]	$111,732

	Total	111,732

Ivory Coast (<0.1%)
	Ivory Coast Government International Bond
210,000	6.375%, 3/3/2028	205,548
411,600	5.750%, 12/31/2032	381,792

	Total	587,340

Japan (<0.1%)
	Universal Entertainment Corporation
505,818	8.500%, 8/24/2020*	523,522

	Total	523,522

Kazakhstan (0.1%)
	KazMunayGas National Company JSC
1,200,000	9.125%, 7/2/2018	1,292,789

	Total	1,292,789

Kenya (0.1%)
	Kenya Government International Bond
1,050,000	6.875%, 6/24/2024	1,044,876

	Total	1,044,876

Kuwait (<0.1%)
	Kuwait Government International Bond
230,000	3.500%, 3/20/2027[c]	232,587

	Total	232,587

Luxembourg (0.2%)
	Altice Financing SA
290,000	6.625%, 2/15/2023[c]	301,600
280,000	7.500%, 5/15/2026[c]	297,500
	Gazprom OAO Via Gaz Capital SA
690,000	9.250%, 4/23/2019	774,042
	Sberbank of Russia Via SB Capital SA
410,000	5.500%, 2/26/2024	421,710
	Severstal OAO
370,000	6.700%, 10/25/2017	379,206
	Telefonica Celular del Paraguay SA
400,000	6.750%, 12/13/2022	412,000
	Wind Acquisition Finance SA
280,000	4.000%, 7/15/2020*,h	303,559
370,000	7.000%, 4/23/2021[h]	409,321
890,000	7.375%, 4/23/2021	925,600

	Total	4,224,538

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia Government International Bond
790,000	4.875%, 12/1/2020[c,h]	891,057
570,000	5.625%, 7/26/2023[c,h]	641,705

	Total	1,532,762

Mauritius (0.1%)
	Greenko Investment Company
200,000	4.875%, 8/16/2023[c]	195,755
	MTN Mauritius Investment, Ltd.
210,000	6.500%, 10/13/2026[c]	213,885
	Neerg Energy, Ltd.
200,000	6.000%, 2/13/2022	202,991

Principal Amount	Long-Term Fixed Income (8.8%)	Value
Mauritius (0.1%) - continued
$400,000	6.000%, 2/13/2022[c]	$405,982

	Total	1,018,613

Mexico (0.5%)
	America Movil SAB de CV
2,600,000	6.000%, 6/9/2019[n]	133,720
	Cemex SAB de CV
180,000	4.750%, 1/11/2022[c,h]	199,706
	Gruma, SAB de CV
340,000	4.875%, 12/1/2024[c]	361,250
	Grupo Cementos de Chihuahua SAB de CV
200,000	8.125%, 2/8/2020[c]	207,500
	Mexico Government International Bond
214,000	5.750%, 10/12/2110	212,930
50,000	4.750%, 3/8/2044	48,625
370,000	4.350%, 1/15/2047	340,400
	Pemex Project Funding Master Trust
147,000	5.750%, 3/1/2018	151,483
	Petroleos Mexicanos
300,000	5.500%, 2/4/2019	315,000
100,000	3.500%, 7/23/2020	100,875
1,080,000	6.375%, 2/4/2021	1,171,508
10,000	4.875%, 1/24/2022	10,287
260,000	5.375%, 3/13/2022[c]	273,247
1,590,000	5.125%, 3/15/2023[h]	1,873,472
1,715,000	6.875%, 8/4/2026	1,903,650
1,130,000	6.500%, 3/13/2027[c]	1,215,598
120,000	2.750%, 4/21/2027[h]	113,344
227,000	5.500%, 6/27/2044	200,339
60,000	6.375%, 1/23/2045	58,506
256,000	6.750%, 9/21/2047	259,868

	Total	9,151,308

Mongolia (0.1%)
	Mongolia Government International Bond
583,000	5.125%, 12/5/2022	548,626
200,000	8.750%, 3/9/2024[c]	217,957

	Total	766,583

Montenegro (<0.1%)
	Montenegro Government International Bond
200,000	3.875%, 3/18/2020[c,h]	214,854

	Total	214,854

Netherlands (0.3%)
	IHS Netherlands Holdco BV
1,000,000	9.500%, 10/27/2021[c]	1,025,660
	Listrindo Capital BV
350,000	4.950%, 9/14/2026[c]	341,250
	Metinvest BV
180,000	9.373%, 12/31/2021	167,400
	Petrobras Global Finance BV
2,510,000	8.375%, 5/23/2021	2,839,437
1,310,000	6.125%, 1/17/2022	1,373,535

	Total	5,747,282

Nigeria (0.1%)
	Nigeria Government International Bond
274,000	6.750%, 1/28/2021	286,001
320,000	6.375%, 7/12/2023	324,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.8%)	Value
Nigeria (0.1%) - continued
$1,080,000	7.875%, 2/16/2032[c,d]	$1,125,900

	Total	1,736,701

Pakistan (0.1%)
	Pakistan Government International Bond
370,000	6.875%, 6/1/2017	371,998
200,000	7.250%, 4/15/2019[c]	211,892
210,000	6.750%, 12/3/2019*	222,413
490,000	8.250%, 9/30/2025	546,989

	Total	1,353,292

Panama (<0.1%)
	Panama Notas del Tesoro
110,000	4.875%, 2/5/2021	117,700

	Total	117,700

Paraguay (0.2%)
	Banco Regional SAECA
196,000	8.125%, 1/24/2019	208,720
590,000	8.125%, 1/24/2019[c]	628,291
	Paraguay Government International Bond
330,000	4.625%, 1/25/2023	343,200
580,000	5.000%, 4/15/2026[c]	605,375
200,000	5.000%, 4/15/2026	208,750
730,000	4.700%, 3/27/2027[c]	739,125
880,000	6.100%, 8/11/2044	943,800

	Total	3,677,261

Peru (0.1%)
	Abengoa Transmision Sur SA
199,580	6.875%, 4/30/2043	213,551
588,761	6.875%, 4/30/2043*	629,974
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022	212,250
200,000	4.750%, 2/8/2022[c]	212,250
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021*	78,750
690,000	6.750%, 11/23/2021	776,250
92,000	4.625%, 4/12/2023	94,760
100,000	4.625%, 4/12/2023[c]	103,000

	Total	2,320,785

Romania (0.1%)
	Romania Government International Bond
800,000	6.750%, 2/7/2022	927,600
180,000	4.375%, 8/22/2023	189,900
200,000	4.875%, 1/22/2024	217,000
480,000	2.875%, 5/26/2028[h]	525,297
100,000	3.875%, 10/29/2035[h]	112,355
310,000	6.125%, 1/22/2044	380,866

	Total	2,353,018

Russia (0.1%)
	Gazprom OAO Via Gaz Capital SA
260,000	7.288%, 8/16/2037	302,914
	Lukoil International Finance BV
220,000	3.416%, 4/24/2018	221,960
310,000	6.125%, 11/9/2020	339,574
	Phosagro OAO via Phosagro Bond Funding, Ltd.
230,000	4.204%, 2/13/2018	233,370

Principal Amount	Long-Term Fixed Income (8.8%)	Value
Russia (0.1%) - continued
$310,000	4.204%, 2/13/2018*	$314,541
	Russia Government International Bond
400,000	4.500%, 4/4/2022[c]	424,239
400,000	4.875%, 9/16/2023[c]	428,704
600,000	4.750%, 5/27/2026	625,500

	Total	2,890,802

South Africa (0.3%)
	South Africa Government International Bond
1,769,000	5.875%, 9/16/2025	1,903,479
12,960,000	10.500%, 12/21/2026[o]	1,068,098
1,050,000	4.300%, 10/12/2028	985,522
14,790,000	8.250%, 3/31/2032[o]	999,047
	ZAR Sovereign Capital Fund Propriety, Ltd.
240,000	3.903%, 6/24/2020	244,311

	Total	5,200,457

South Korea (<0.1%)
	Export-Import Bank of Korea
270,000	1.661%, 8/14/2017*,g	269,845
	Kookmin Bank
640,000	1.625%, 8/1/2019[c]	630,848
	Korea East-West Power Company, Ltd.
200,000	2.500%, 7/16/2017	200,319

	Total	1,101,012

Sri Lanka (0.2%)
	Sri Lanka Government International Bond
200,000	5.125%, 4/11/2019	204,688
100,000	6.250%, 10/4/2020	105,231
171,000	6.250%, 10/4/2020[c]	179,946
340,000	5.750%, 1/18/2022[c]	348,854
1,720,000	6.850%, 11/3/2025[c]	1,779,037
520,000	6.825%, 7/18/2026[c]	537,478

	Total	3,155,234

Suriname (0.1%)
	Suriname Government International Bond
480,000	9.250%, 10/26/2026	476,400
630,000	9.250%, 10/26/2026[c]	625,275

	Total	1,101,675

Turkey (0.7%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	207,023
	Hazine Mustesarligi Varlik Kiralama AS
1,370,000	5.004%, 4/6/2023[c,d]	1,371,712
	Turkey Government International Bond
761,000	7.500%, 7/14/2017	772,914
280,000	6.750%, 4/3/2018	290,884
1,830,000	7.000%, 6/5/2020	1,996,768
1,596,000	6.250%, 9/26/2022	1,704,209
2,235,000	5.750%, 3/22/2024	2,318,723
673,000	7.375%, 2/5/2025	763,014
652,000	4.250%, 4/14/2026	603,752
315,000	6.000%, 3/25/2027	327,206
20,000	6.875%, 3/17/2036	21,672
410,000	6.000%, 1/14/2041	405,006

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.8%)	Value
Turkey (0.7%) - continued
$250,000	4.875%, 4/16/2043	$214,367

	Total	10,997,250

Ukraine (0.2%)
	MHP SA
200,000	8.250%, 4/2/2020	201,361
	Ukraine Government International Bond
340,000	7.750%, 9/1/2022	326,485
1,280,000	7.750%, 9/1/2024	1,196,800
860,000	7.750%, 9/1/2025	795,486
290,000	7.750%, 9/1/2027	266,075
548,000	Zero Coupon, 5/31/2040*	202,486
10,000	Zero Coupon, 5/31/2040	3,695

	Total	2,992,388

United Arab Emirates (0.1%)
	Aabar Investments PJSC, Convertible
100,000	1.000%, 3/27/2022[h]	89,139
	Abu Dhabi Government International Bond
310,000	2.125%, 5/3/2021	306,900
1,100,000	3.125%, 5/3/2026	1,098,350
	Dolphin Energy, Ltd.
146,240	5.888%, 6/15/2019	152,967
250,000	5.500%, 12/15/2021	276,100
	Ruwais Power Company PJSC
200,000	6.000%, 8/31/2036	228,200
200,000	6.000%, 8/31/2036[c]	228,200

	Total	2,379,856

United Kingdom (<0.1%)
	HSBC Bank plc
5,700,000	Zero Coupon, 9/14/2017*,e,p	290,138

	Total	290,138

United States (0.4%)
	Cemex Finance, LLC.
350,000	4.625%, 6/15/2024[h]	394,843
	Citigroup Global Markets Holdings, Inc.
7,675,000	Zero Coupon, 8/17/2017*,q	395,609
6,525,000	Zero Coupon, 1/25/2018*,r	312,658
6,975,000	Zero Coupon, 2/8/2018*,s	331,581
	Comcel Trust
200,000	6.875%, 2/6/2024[c]	207,400
210,000	6.875%, 2/6/2024	217,770
	Commonwealth of Puerto Rico G.O.
395,000	8.000%, 7/1/2035, Ser. Al	245,393
	Commonwealth of Puerto Rico Public Improvement G.O.
105,000	5.750%, 7/1/2041, Ser. Al	61,950
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
5,000	5.750%, 7/1/2028, Ser. Al	2,950
75,000	5.500%, 7/1/2032, Ser. Al	44,250
	Puerto Rico Sales Tax Financing Corporation Refg. Rev.
20,000	5.375%, 8/1/2038, Ser. C	8,200
870,000	5.250%, 8/1/2041, Ser. C	356,700
10,000	5.000%, 8/1/2043, Ser. A-1	4,100
5,000	5.250%, 8/1/2043, Ser. A-1	2,050
	Puerto Rico Sales Tax Financing Corporation Rev.
225,000	5.250%, 8/1/2027, Ser. A	92,250

Principal Amount	Long-Term Fixed Income (8.8%)	Value
United States (0.4%) - continued
$175,000	5.500%, 8/1/2028, Ser. A	$71,750
185,000	6.750%, 8/1/2032, Ser. A	76,775
75,000	5.500%, 8/1/2037, Ser. A	30,750
70,000	5.375%, 8/1/2039, Ser. A	28,700
1,055,000	5.500%, 8/1/2042, Ser. A	432,550
350,000	6.000%, 8/1/2042, Ser. A	143,500
	U.S. Treasury Bonds
240,000	3.750%, 11/15/2043	273,028
	U.S. Treasury Notes
80,000	1.125%, 6/30/2021	77,678
2,088,000	2.250%, 1/31/2024	2,093,955
490,000	2.250%, 11/15/2025	485,732

	Total	6,392,122

Venezuela (0.2%)
	Petroleos de Venezuela SA
1,520,000	6.000%, 5/16/2024	556,320
4,236,000	6.000%, 11/15/2026	1,483,024
60,000	5.500%, 4/12/2037	20,400
	Venezuela Government International Bond
422,000	8.250%, 10/13/2024	188,845
240,000	7.650%, 4/21/2025	99,600
1,201,000	9.250%, 5/7/2028	508,864
990,000	9.375%, 1/13/2034	445,500

	Total	3,302,553

Vietnam (<0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	116,100
	Vietnam Government International Bond
450,000	6.750%, 1/29/2020[c]	492,046

	Total	608,146

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
310,000	5.750%, 1/31/2027[c]	321,303

	Total	321,303

Zambia (0.2%)
	Zambia Government International Bond
578,000	5.375%, 9/20/2022	527,425
790,000	8.970%, 7/30/2027[c]	825,550
960,000	8.970%, 7/30/2027	1,003,200

	Total	2,356,175

	Total Long-Term Fixed Income (cost $157,385,368)	157,210,359

Shares	Preferred Stock (1.0%)
Brazil (0.3%)
482,532	Vale SA ADR	4,333,137

	Total	4,333,137

Germany (<0.1%)
595	Draegerwerk AG & Company KGaA	61,142

	Total	61,142

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Preferred Stock (1.0%)	Value
South Korea (0.7%)
9,250	Samsung Electronics Company, Ltd.	$13,249,610

	Total	13,249,610

	Total Preferred Stock (cost $13,108,536)	17,643,889

Shares	Registered Investment Companies (<0.1%)	Value
Equity Funds/ETFs (<0.1%)
7,049	iShares MSCI EAFE Index Fund	439,082

	Total	439,082

	Total Registered Investment Companies (cost $433,952)	439,082

Shares	Collateral Held for Securities Loaned (1.7%)
29,974,315	Thrivent Cash Management Trust	29,974,315

	Total Collateral Held for Securities Loaned (cost $29,974,315)	29,974,315

Shares or Principal Amount	Short-Term Investments (1.4%)[t]
	Federal Home Loan Bank Discount Notes
100,000	0.530%, 4/7/2017[u]	99,992
100,000	0.700%, 4/17/2017[u]	99,973
100,000	0.670%, 4/26/2017[u]	99,956
200,000	0.790%, 6/16/2017[u]	199,692
	Thrivent Core Short-Term Reserve Fund
2,489,405	1.070%	24,894,048

	Total Short-Term Investments (cost $25,393,628)	25,393,661

	Total Investments (cost $1,672,142,617) 100.3%	$1,794,702,189

	Other Assets and Liabilities, Net (0.3%)	(5,901,448)

	Total Net Assets 100.0%	$1,788,800,741

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $63,663,721 or 3.6% of total net assets.

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

f	Principal amount is displayed in Argentine Pesos.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
h	Principal amount is displayed in Euros.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Principal amount is displayed in Brazilian Real.
l	Defaulted security. Interest is not being accrued.
m	Principal amount is displayed in Dominican Republic Pesos.
n	Principal amount is displayed in Mexican Pesos.
o	Principal amount is displayed in South African Rand.
p	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 9/14/2017
q	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 8/17/2017
r	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 1/25/2018
s	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 2/8/2018
t	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
u	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Portfolio as of March 31, 2017 was $7,353,563 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$588,732
Belize Government International Bond, 2/20/2034	3/20/2013	111,964
Brazil Loan Trust 1, 7/24/2023	7/25/2013	831,988
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	965,720
Citigroup Global Markets Holdings, Inc., 8/17/2017	2/9/2017	408,740
Citigroup Global Markets Holdings, Inc., 1/25/2018	2/6/2017	309,486
Citigroup Global Markets Holdings, Inc., 2/8/2018	2/9/2017	345,036
Corporacion Lindley SA, 11/23/2021	11/18/2011	70,000
Dominican Republic Government International Bond, 2/4/2028	3/6/2013	77,010
Export-Import Bank of Korea, 8/14/2017	5/29/2015	270,057
Honduras Government International Bond, 12/16/2020	12/11/2013	1,010,000
HSBC Bank plc, 9/14/2017	3/9/2017	300,101
Independencia International, Ltd., 12/30/2016	3/29/2010	100,623
Pakistan Government International Bond, 12/3/2019	11/26/2014	210,000
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	310,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	445,357
Ukraine Government International Bond, 5/31/2040	11/12/2015	257,962
Universal Entertainment Corporation, 8/24/2020	10/18/2016	509,308
Wind Acquisition Finance SA, 7/15/2020	6/24/2014	380,926

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Portfolio as of March 31, 2017:

Securities Lending Transactions
Common Stock	$28,784,426

Total lending	$28,784,426
Gross amount payable upon return of collateral for securities loaned	$29,974,315

Net amounts due to counterparty	$1,189,889

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
G.O.	-	General Obligation
Refg.	-	Refunding
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$179,790,056
Gross unrealized depreciation	(57,230,484)

Net unrealized appreciation (depreciation)	$122,559,572

Cost for federal income tax purposes	$1,672,142,617

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	205,825,434	3,089,920	202,735,514	–
Consumer Staples	168,574,046	7,347,160	161,226,886	–
Energy	109,737,521	10,063,560	99,673,961	–
Financials	301,534,591	10,787,972	290,745,959	660
Health Care	127,388,412	3,132,947	124,255,465	–
Industrials	234,019,928	4,244,380	229,775,548	–
Information Technology	117,343,755	5,213,133	112,130,622	–
Materials	159,564,163	1,102,094	158,462,069	–
Real Estate	66,575,238	–	66,575,238	–
Telecommunications Services	45,346,825	–	45,346,825	–
Utilities	28,130,970	–	28,130,970	–
Long-Term Fixed Income
Basic Materials	2,144,877	–	2,144,877	–
Capital Goods	1,676,415	–	1,676,415	–
Communications Services	4,726,965	–	4,726,965	–
Consumer Cyclical	523,522	–	523,522	–
Consumer Non-Cyclical^	2,016,930	–	2,016,930	0
Energy	19,459,611	–	19,459,611	–
Financials	9,774,332	–	9,484,194	290,138
Foreign Government	107,532,424	–	107,532,424	–
Technology	1,025,660	–	1,025,660	–
Transportation	1,341,663	–	1,341,663	–
U.S. Government and Agencies	2,930,393	–	2,930,393	–
U.S. Municipal	1,601,868	–	1,601,868	–
Utilities	2,455,699	–	2,455,699	–
Preferred Stock
Health Care	61,142	–	61,142	–
Information Technology	13,249,610	–	13,249,610	–
Materials	4,333,137	4,333,137	–	–
Registered Investment Companies
Equity Funds/ETFs	439,082	439,082	–	–
Short-Term Investments	499,613	–	499,613	–

Subtotal Investments in Securities	$1,739,833,826	$49,753,385	$1,689,789,643	$290,798

Other Investments*	Total
Short-Term Investments	24,894,048
Collateral Held for Securities Loaned	29,974,315

Subtotal Other Investments	$54,868,363

Total Investments at Value	$1,794,702,189

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	244,128	244,128	–	–
Foreign Currency Forward Contracts	1,420,635	–	1,420,635	–

Total Asset Derivatives	$1,664,763	$244,128	$1,420,635	$–

Liability Derivatives
Futures Contracts	62,039	62,039	–	–
Foreign Currency Forward Contracts	1,239,108	–	1,239,108	–

Total Liability Derivatives	$1,301,147	$62,039	$1,239,108	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $1,342,304 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	63	June 2017	$7,833,905	$7,847,438	$13,533
CBOT 2-Yr. U.S. Treasury Note	50	July 2017	10,820,013	10,822,657	2,644
CBOT 5-Yr. U.S. Treasury Note	(28)	July 2017	(3,288,819)	(3,296,344)	(7,525)
CBOT U.S. Long Bond	10	June 2017	1,494,749	1,508,438	13,689
CME Ultra Long Term U.S. Treasury Bond	44	June 2017	7,045,424	7,067,500	22,076
Eurex 2-Yr. Euro SCHATZ	(9)	June 2017	(1,077,897)	(1,077,690)	207
Eurex 30-Yr. Euro BUXL	(3)	June 2017	(535,718)	(539,845)	(4,127)
Eurex 5-Yr. Euro BOBL	(26)	June 2017	(3,655,673)	(3,655,999)	(326)
Eurex Euro STOXX 50 Index	56	June 2017	1,995,003	2,049,116	54,113
Euro-Bund Futures	(35)	June 2017	(6,008,865)	(6,030,478)	(21,613)
FTSE 100 Index	11	June 2017	1,004,780	1,000,633	(4,147)
HKG Hang Seng Index	1	April 2017	156,440	155,253	(1,187)
ICE mini MSCI EAFE Index	97	June 2017	8,514,774	8,642,700	127,926
SFE S&P ASX Share Price Index 200	4	June 2017	438,789	446,788	7,999
SGX MSCI Singapore Index	5	April 2017	122,929	124,870	1,941
TSE Tokyo Price Index	9	June 2017	1,245,830	1,222,716	(23,114)
Total Futures Contracts					$182,089

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s foreign currency forward contracts held as of March 31, 2017.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Argentina Peso	BOA	4,727,784	4/3/2017	$307,157	$307,248	$91
Argentina Peso	JPM	4,108,057	4/3/2017	253,037	266,665	13,628
Argentina Peso	BNP	3,482,616	4/3/2017 - 4/24/2017	221,348	225,663	4,315
Argentina Peso	DB	1,264,363	4/3/2017	80,430	82,073	1,643
Argentina Peso	CITI	873,951	4/24/2017	52,925	56,272	3,347
Brazilian Real	RBC	2,020,111	4/4/2017	647,000	644,741	(2,259)
Brazilian Real	DB	1,239,152	4/4/2017	396,000	395,490	(510)
Brazilian Real	MSC	12,392,446	4/4/2017 - 6/2/2017	3,949,897	3,945,282	(4,615)
Brazilian Real	BOA	949,011	4/4/2017	297,092	302,888	5,796
Brazilian Real	SB	373,890	4/4/2017	121,000	119,331	(1,669)
Chilean Peso	RBS	78,256,370	4/20/2017	118,481	118,526	45
Chilean Peso	MSC	31,277,693	6/15/2017	47,803	47,260	(543)
Chinese Yuan	HSBC	2,605,277	4/5/2017	366,270	377,910	11,640
Chinese Yuan	MSC	7,094,111	4/11/2017	1,021,912	1,028,661	6,749
Chinese Yuan Offshore	BNP	8,595,843	4/5/2017 - 6/21/2017	1,239,378	1,245,422	6,044
Chinese Yuan Offshore	HSBC	4,781,146	6/21/2017	691,080	691,502	422
Colombian Peso	DB	332,087,340	5/3/2017	115,000	115,039	39
Colombian Peso	CSFB	2,499,902,069	4/17/2017 - 6/16/2017	844,852	861,779	16,927
Colombian Peso	RBS	339,465,780	4/7/2017	114,000	117,976	3,976
Colombian Peso	UBS	811,648,800	8/11/2017	273,674	277,567	3,893
Czech Republic Koruna	JPM	67,752,059	4/28/2017 - 1/3/2018	2,651,905	2,713,558	61,653
Czech Republic Koruna	MSC	19,375,889	9/21/2017 - 11/22/2017	768,465	780,125	11,660
Czech Republic Koruna	SSB	24,625,818	6/21/2017 - 9/20/2017	1,017,901	989,196	(28,705)
Czech Republic Koruna	UBS	6,627,240	6/21/2017	274,670	264,866	(9,804)
Czech Republic Koruna	CITI	40,334,376	6/5/2017 - 11/21/2017	1,614,987	1,616,977	1,990
Czech Republic Koruna	BOA	31,655,281	6/21/2017 - 10/3/2017	1,264,743	1,269,077	4,334
Euro	BOA	107,000	6/21/2017	114,768	114,591	(177)
Euro	SSB	50,813	6/21/2017	57,050	54,418	(2,632)
Euro	BNP	158,000	6/21/2017	171,943	169,209	(2,734)
Euro	CITI	591,899	6/21/2017	627,087	633,891	6,804
Euro	DB	662,231	6/21/2017	711,935	708,103	(3,832)
Euro	HSBC	724,668	5/11/2017 - 6/21/2017	779,017	774,649	(4,368)
Euro	UBS	264,000	6/21/2017	283,892	282,730	(1,162)
Hungarian Forint	UBS	331,462,988	6/21/2017	1,136,782	1,150,054	13,272
Hungarian Forint	CSFB	41,950,239	6/21/2017	143,499	145,552	2,053
Hungarian Forint	BOA	183,262,952	6/21/2017	632,365	635,855	3,490
Hungarian Forint	DB	82,634,495	6/21/2017	282,667	286,711	4,044
Hungarian Forint	HSBC	42,911,652	6/21/2017	147,001	148,888	1,887
Hungarian Forint	BNP	146,851,142	6/21/2017	502,716	509,519	6,803
Indian Rupee	BOA	18,494,575	4/20/2017	282,000	284,067	2,067
Indian Rupee	BNP	38,674,798	4/10/2017	596,281	595,593	(688)
Indian Rupee	HSBC	39,511,973	4/10/2017 - 7/14/2017	592,667	604,539	11,872
Indian Rupee	SB	95,164,530	4/20/2017 - 7/14/2017	1,429,405	1,452,352	22,947
Indian Rupee	DB	38,405,696	4/3/2017	591,386	591,214	(172)
Indonesian Rupiah	HSBC	14,960,140,758	4/20/2017 - 6/9/2017	1,112,332	1,116,275	3,943
Indonesian Rupiah	MSC	4,319,802,204	4/7/2017	324,309	323,951	(358)
Indonesian Rupiah	DB	12,797,538,599	5/24/2017 - 6/22/2017	944,928	952,567	7,639
Malaysian Ringgit	UBS	491,900	5/18/2017	110,254	111,014	760
Mexican Peso	BOA	49,043,966	6/21/2017	2,491,862	2,586,934	95,072
Mexican Peso	UBS	50,907,451	5/12/2017	2,645,806	2,701,812	56,006
Mexican Peso	HSBC	4,496,603	6/21/2017	232,860	237,183	4,323
Mexican Peso	RBS	18,372,435	6/21/2017	934,882	969,095	34,213
Mexican Peso	JPM	4,886,833	6/21/2017	247,080	257,767	10,687
Mexican Peso	MSC	46,598,964	6/21/2017	2,355,089	2,457,966	102,877
Mexican Peso	CITI	9,866,361	6/21/2017	499,278	520,423	21,145
New Taiwan Dollar	BNP	87,284,277	4/5/2017 - 4/20/2017	2,883,502	2,878,225	(5,277)
New Taiwan Dollar	JPM	55,491,144	4/5/2017 - 4/20/2017	1,809,000	1,829,922	20,922
New Taiwan Dollar	CITI	15,264,563	4/10/2017	495,000	503,327	8,327
New Taiwan Dollar	SB	8,804,000	4/5/2017	284,000	290,227	6,227
New Taiwan Dollar	MSC	3,821,996	7/11/2017	123,850	126,587	2,737
New Taiwan Dollar	DB	17,630,039	4/5/2017 - 4/13/2017	568,000	581,296	13,296
New Taiwan Dollar	HSBC	14,401,265	4/5/2017 - 4/28/2017	475,206	475,105	(101)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
New Taiwan Dollar	UBS	31,679,565	4/20/2017	$1,027,390	$1,045,111	$17,721
Peruvian Nuevo Sol	DB	1,788,307	4/6/2017 - 6/22/2017	547,049	548,582	1,533
Philippines Peso	CITI	14,170,097	4/17/2017	282,000	282,222	222
Philippines Peso	MSC	14,273,791	5/24/2017	281,784	283,802	2,018
Philippines Peso	HSBC	13,841,064	5/24/2017	272,892	275,198	2,306
Philippines Peso	UBS	28,176,403	4/24/2017 - 5/24/2017	560,870	560,631	(239)
Polish Zloty	HSBC	5,238,793	6/21/2017	1,312,512	1,321,020	8,508
Polish Zloty	BNP	2,836,899	6/21/2017	710,407	715,355	4,948
Polish Zloty	MSC	18,205,689	6/21/2017	4,471,329	4,590,766	119,437
Russian Ruble	JPM	13,102,295	5/15/2017	230,000	232,816	2,816
Russian Ruble	CITI	69,004,398	5/15/2017	1,177,427	1,216,184	38,757
Russian Ruble	CSFB	21,147,179	5/15/2017	356,985	372,713	15,728
Russian Ruble	MSC	122,534,513	5/15/2017 - 5/26/2017	2,072,005	2,158,795	86,790
Singapore Dollar	HSBC	398,825	6/21/2017	282,000	285,407	3,407
Singapore Dollar	UBS	745,995	6/21/2017	530,046	533,849	3,803
Singapore Dollar	SB	520,878	6/21/2017	372,000	372,750	750
Singapore Dollar	BNP	398,127	6/21/2017	286,000	284,907	(1,093)
Singapore Dollar	MSC	398,491	6/21/2017	286,000	285,168	(832)
Singapore Dollar	DB	789,489	6/21/2017	563,000	564,974	1,974
South African Rand	MSC	33,270,475	6/21/2017	2,524,718	2,447,165	(77,553)
South African Rand	UBS	13,138,773	6/21/2017	1,024,500	966,404	(58,096)
South African Rand	HSBC	1,451,671	6/21/2017	112,000	106,776	(5,224)
South African Rand	JPM	1,427,912	6/21/2017	114,251	105,028	(9,223)
South Korean Won	DB	3,123,740,164	4/20/2017 - 7/13/2017	2,796,775	2,796,056	(719)
South Korean Won	UBS	2,975,587,113	4/3/2017 - 7/13/2017	2,662,979	2,664,553	1,574
South Korean Won	SB	638,841,060	4/28/2017	572,000	571,953	(47)
South Korean Won	CITI	1,415,089,471	4/10/2017 - 4/20/2017	1,239,028	1,266,196	27,168
South Korean Won	JPM	976,198,790	4/3/2017	853,000	873,044	20,044
South Korean Won	BNP	865,193,094	4/6/2017 - 7/13/2017	748,389	775,199	26,810
South Korean Won	HSBC	519,812,000	4/6/2017	454,000	464,944	10,944
Turkish Lira	RBS	1,574,365	6/21/2017	416,401	423,406	7,005
Turkish Lira	MSC	3,801,453	6/21/2017	1,025,000	1,022,354	(2,646)
Turkish Lira	HSBC	415,668	6/21/2017	112,000	111,789	(211)
Turkish Lira	DB	428,950	6/21/2017	115,000	115,361	361
Turkish Lira	UBS	1,052,140	6/21/2017	286,000	282,960	(3,040)
Total Purchases				$77,048,443	$77,846,143	$797,700
Sales
Argentina Peso	JPM	4,108,057	4/3/2017	$266,894	$266,974	($80)
Argentina Peso	DB	2,623,852	4/3/2017 - 4/17/2017	168,901	169,940	(1,039)
Argentina Peso	BNP	2,375,409	4/3/2017	140,974	154,194	(13,220)
Argentina Peso	BOA	4,727,784	4/3/2017	300,558	306,894	(6,336)
Brazilian Real	MSC	10,564,678	4/4/2017	3,365,350	3,371,836	(6,486)
Brazilian Real	BOA	2,333,724	4/4/2017	747,000	744,834	2,166
Brazilian Real	RBC	1,797,955	4/4/2017	569,000	573,837	(4,837)
Chinese Yuan	HSBC	2,605,277	4/5/2017	378,185	378,026	159
Chinese Yuan Offshore	HSBC	2,605,643	4/5/2017	366,270	379,053	(12,783)
Chinese Yuan Offshore	SB	1,971,174	6/21/2017	285,000	285,093	(93)
Chinese Yuan Offshore	RBS	2,766,351	6/21/2017	401,000	400,100	900
Colombian Peso	DB	1,072,865,055	4/10/2017 - 4/17/2017	357,382	372,621	(15,239)
Czech Republic Koruna	CITI	15,927,990	6/21/2017	627,087	636,581	(9,494)
Czech Republic Koruna	SSB	1,358,333	6/21/2017	57,050	54,287	2,763
Euro	BNP	602,019	6/21/2017	644,123	644,729	(606)
Euro	HSBC	1,090,154	6/21/2017	1,177,513	1,167,495	10,018
Euro	JPM	6,643,755	4/28/2017 - 1/3/2018	7,065,028	7,119,854	(54,826)
Euro	CSFB	134,305	6/21/2017	143,499	143,834	(335)
Euro	BOA	1,767,390	6/21/2017 - 10/3/2017	1,897,108	1,895,331	1,777
Euro	SSB	920,351	6/21/2017 - 9/20/2017	1,017,901	989,028	28,873
Euro	CITI	12,935,339	5/11/2017 - 11/21/2017	13,793,709	13,830,707	(36,998)
Euro	UBS	246,000	6/21/2017	274,670	263,453	11,217
Euro	DB	264,081	6/21/2017	282,667	282,816	(149)
Euro	MSC	2,958,281	6/21/2017 -11/22/2017	3,163,327	3,172,052	(8,725)
Hong Kong Dollar	CITI	24,753,426	10/3/2017 - 3/27/2018	3,198,202	3,195,165	3,037
Hong Kong Dollar	HSBC	2,951,206	3/27/2018	381,480	380,941	539

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Hong Kong Dollar	UBS	3,971,310	9/29/2017	$512,863	$512,616	$247
Hong Kong Dollar	SB	4,720,320	3/27/2018	610,375	609,298	1,077
Hungarian Forint	HSBC	82,673,176	6/21/2017	286,679	285,779	900
Hungarian Forint	UBS	81,579,986	6/21/2017	283,892	283,052	840
Indian Rupee	SB	48,158,298	4/17/2017 - 7/14/2017	721,576	738,038	(16,462)
Indian Rupee	HSBC	38,108,678	4/10/2017	569,000	586,102	(17,102)
Indian Rupee	MSC	19,010,960	4/10/2017	284,000	292,384	(8,384)
Indian Rupee	BNP	38,674,798	7/14/2017	590,671	595,592	(4,921)
Indian Rupee	DB	57,608,544	4/3/2017 - 7/14/2017	874,577	882,822	(8,245)
Indonesian Rupiah	JPM	10,503,817,554	4/7/2017 - 4/10/2017	782,374	787,567	(5,193)
Indonesian Rupiah	MSC	4,319,802,204	6/9/2017	322,397	321,743	654
Malaysian Ringgit	UBS	509,238	5/8/2017	114,000	114,971	(971)
Mexican Peso	BOA	11,318,497	6/21/2017	568,000	597,020	(29,020)
Mexican Peso	MSC	55,303,679	5/12/2017 - 6/21/2017	2,821,269	2,933,350	(112,081)
Mexican Peso	JPM	13,128,439	6/21/2017	684,000	692,489	(8,489)
Mexican Peso	RBS	24,869,861	6/21/2017	1,284,882	1,311,817	(26,935)
New Taiwan Dollar	MSC	7,740,535	7/11/2017	254,038	256,373	(2,335)
New Taiwan Dollar	CITI	17,567,570	6/2/2017	574,761	580,717	(5,956)
New Taiwan Dollar	UBS	132,951,504	4/20/2017 - 7/11/2017	4,210,044	4,392,546	(182,502)
New Taiwan Dollar	HSBC	22,181,190	4/5/2017 - 4/28/2017	725,695	731,753	(6,058)
New Taiwan Dollar	JPM	29,676,647	4/5/2017	979,072	978,300	772
New Taiwan Dollar	DB	12,588,823	4/5/2017 - 4/28/2017	416,636	415,138	1,498
New Taiwan Dollar	SB	73,867,629	4/5/2017 - 8/17/2017	2,418,150	2,447,444	(29,294)
New Taiwan Dollar	BNP	52,127,985	4/5/2017	1,717,319	1,718,415	(1,096)
Peruvian Nuevo Sol	RBS	556,821	4/6/2017	169,000	171,332	(2,332)
Peruvian Nuevo Sol	CITI	356,119	4/6/2017	108,650	109,577	(927)
Peruvian Nuevo Sol	DB	912,940	6/22/2017	278,760	281,034	(2,274)
Polish Zloty	BNP	676,170	6/21/2017	171,943	170,504	1,439
Polish Zloty	BOA	454,109	6/21/2017	114,768	114,509	259
Polish Zloty	HSBC	1,348,745	6/21/2017	338,064	340,100	(2,036)
Polish Zloty	DB	3,931,785	6/21/2017	997,935	991,445	6,490
Russian Ruble	BOA	17,032,941	5/15/2017	282,000	300,201	(18,201)
Russian Ruble	MSC	102,535,585	5/15/2017	1,768,105	1,807,164	(39,059)
Singapore Dollar	CITI	399,117	6/21/2017	285,000	285,616	(616)
Singapore Dollar	DB	800,824	6/21/2017	570,000	573,085	(3,085)
Singapore Dollar	WBC	1,318,615	6/21/2017	935,321	943,626	(8,305)
Singapore Dollar	HSBC	798,102	6/21/2017	569,000	571,138	(2,138)
South African Rand	CITI	1,508,885	6/21/2017	114,000	110,984	3,016
South African Rand	SB	5,828,066	6/21/2017	456,000	428,675	27,325
South African Rand	MSC	41,256,331	5/5/2017 - 6/21/2017	3,134,134	3,052,126	82,008
South African Rand	DB	1,462,894	6/21/2017	114,000	107,601	6,399
South African Rand	HSBC	3,054,896	6/21/2017	227,000	224,699	2,301
South African Rand	UBS	23,424,228	6/21/2017	1,768,000	1,724,465	43,535
South African Rand	JPM	1,508,120	6/21/2017	115,000	110,928	4,072
South Korean Won	JPM	2,375,956,488	4/3/2017 - 7/13/2017	2,105,211	2,127,565	(22,354)
South Korean Won	BNP	1,075,216,830	7/13/2017	940,812	964,386	(23,574)
South Korean Won	HSBC	661,613,272	4/13/2017 - 7/13/2017	575,271	592,689	(17,418)
South Korean Won	DB	2,572,502,428	4/6/2017 - 4/20/2017	2,283,571	2,301,188	(17,617)
South Korean Won	UBS	4,218,289,766	4/3/2017 - 5/24/2017	3,734,916	3,774,028	(39,112)
Turkish Lira	MSC	862,235	6/21/2017	227,000	231,888	(4,888)
Turkish Lira	HSBC	1,200,107	6/21/2017	311,550	322,754	(11,204)
Turkish Lira	RBS	438,096	6/21/2017	114,000	117,821	(3,821)
Turkish Lira	BOA	738,175	6/21/2017	193,320	198,523	(5,203)
Total Sales				$86,678,479	$87,294,652	($616,173)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$181,527

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Counterparty
BOA	-	Bank of America
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$16,401,014	$121,501,653	$107,928,352	29,974,315	$29,974,315	$100,184
Core Short-Term Reserve Fund	25,831,644	101,847,734	102,785,330	2,489,405	24,894,048	64,080
Total Value and Income Earned	$42,232,658				$54,868,363	$164,264

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (97.5%)	Value
Consumer Discretionary (12.6%)
2,000	Amazon.com, Inc.[a]	$1,773,080
42,300	Comcast Corporation	1,590,057
8,500	Delphi Automotive plc	684,165
11,280	Home Depot, Inc.	1,656,242
26,600	Lions Gate Entertainment Corporation[a]	648,508
36,579	Newell Brands, Inc.	1,725,431
18,500	NIKE, Inc.	1,031,005
23,520	Service Corporation International	726,298
18,600	Starbucks Corporation	1,086,054
15,900	Walt Disney Company	1,802,901

	Total	12,723,741

Consumer Staples (8.1%)
6,600	Constellation Brands, Inc.	1,069,662
14,300	CVS Health Corporation	1,122,550
15,700	Herbalife, Ltd.[a,b]	912,798
32,600	Kroger Company	961,374
9,800	Molson Coors Brewing Company	937,958
22,300	Mondelez International, Inc.	960,684
12,000	Philip Morris International, Inc.	1,354,800
21,800	Snyder’s-Lance, Inc.	878,758

	Total	8,198,584

Energy (5.9%)
19,000	Diamondback Energy, Inc.	1,970,585
33,200	Halliburton Company	1,633,772
12,600	Pioneer Natural Resources Company	2,346,498

	Total	5,950,855

Financials (14.6%)
63,000	Boston Private Financial Holdings, Inc.	1,033,200
17,120	Capital One Financial Corporation	1,483,619
34,600	Citigroup, Inc.	2,069,772
12,100	CME Group, Inc.	1,437,480
16,900	Discover Financial Services	1,155,791
5,300	Goldman Sachs Group, Inc.	1,217,516
11,500	Hartford Financial Services Group, Inc.	552,805
106,300	KeyCorp	1,890,014
21,700	Progressive Corporation	850,206
79,960	Regions Financial Corporation	1,161,819
8,670	Reinsurance Group of America, Inc.	1,100,917
15,400	Wells Fargo & Company	857,164

	Total	14,810,303

Health Care (12.9%)
9,100	Alexion Pharmaceuticals, Inc.[a]	1,103,284
13,090	BioMarin Pharmaceutical, Inc.[a]	1,149,040
20,100	Bristol-Myers Squibb Company	1,093,038
4,300	C.R. Bard, Inc.	1,068,722
20,750	Danaher Corporation	1,774,748
7,244	Envision Healthcare Corporation[a]	444,202
6,200	Humana, Inc.	1,278,068
18,300	Merck & Company, Inc.	1,162,782
6,800	Shire Pharmaceuticals Group plc ADR	1,184,764
10,300	Vertex Pharmaceuticals, Inc.[a]	1,126,305
35,554	Wright Medical Group NVa	1,106,440
5,100	Zimmer Biomet Holdings, Inc.	622,761

	Total	13,114,154

Industrials (10.5%)
7,720	Alaska Air Group, Inc.	711,938
14,500	Colfax Corporation[a]	569,270

Shares	Common Stock (97.5%)	Value
Industrials (10.5%) - continued
9,220	FedEx Corporation	$1,799,283
22,625	Fortive Corporation	1,362,478
10,500	Fortune Brands Home and Security, Inc.	638,925
12,610	IDEX Corporation	1,179,161
22,100	Ingersoll-Rand plc	1,797,172
5,800	Lockheed Martin Corporation	1,552,080
9,150	WABCO Holdings, Inc.[a]	1,074,393

	Total	10,684,700

Information Technology (20.8%)
12,670	Adobe Systems, Inc.[a]	1,648,747
4,040	Alphabet, Inc., Class Aa	3,425,112
16,040	Apple, Inc.	2,304,306
8,300	Broadcom, Ltd.	1,817,368
12,980	Cavium, Inc.[a]	930,147
20,200	CommScope Holding Company, Inc.[a]	842,542
11,700	Ellie Mae, Inc.[a]	1,173,159
41,900	Gogo, Inc.[a,b]	460,900
59,200	Intel Corporation	2,135,344
15,000	Luxoft Holding, Inc.[a]	938,250
12,640	Monolithic Power Systems, Inc.	1,164,144
18,100	Paycom Software, Inc.[a]	1,040,931
27,700	PayPal Holdings, Inc.[a]	1,191,654
17,300	Salesforce.com, Inc.[a]	1,427,077
3,400	Tyler Technologies, Inc.[a]	525,504

	Total	21,025,185

Materials (3.2%)
5,800	Albemarle Corporation	612,712
12,230	Eagle Materials, Inc.	1,188,022
3,800	Ecolab, Inc.	476,292
10,300	LyondellBasell Industries NV	939,257

	Total	3,216,283

Real Estate (3.9%)
9,100	American Tower Corporation	1,106,014
9,700	Boston Properties, Inc.	1,284,377
15,100	Extra Space Storage, Inc.	1,123,289
54,000	FelCor Lodging Trust, Inc.	405,540

	Total	3,919,220

Telecommunications Services (2.0%)
40,600	AT&T, Inc.	1,686,930
6,110	T-Mobile US, Inc.[a]	394,645

	Total	2,081,575

Utilities (3.0%)
13,000	American Electric Power Company, Inc.	872,690
11,340	Atmos Energy Corporation	895,747
19,200	PG&E Corporation	1,274,112

	Total	3,042,549

	Total Common Stock (cost $82,928,759)	98,767,149

Shares	Collateral Held for Securities Loaned (1.0%)	Value
955,400	Thrivent Cash Management Trust	955,400

	Total Collateral Held for Securities Loaned (cost $955,400)	955,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (0.7%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
74,422	1.070%	$744,216

	Total Short-Term Investments (cost $744,216)	744,216

	Total Investments (cost $84,628,375) 99.2%	$100,466,765

	Other Assets and Liabilities, Net 0.8%	792,481

	Total Net Assets 100.0%	$101,259,246

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner All Cap Portfolio as of March 31, 2017:

Securities Lending Transactions
Common Stock	$930,246

Total lending	$930,246
Gross amount payable upon return of collateral for securities loaned	$955,400

Net amounts due to counterparty	$25,154

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,298,480
Gross unrealized depreciation	(1,460,090)

Net unrealized appreciation (depreciation)	$15,838,390

Cost for federal income tax purposes	$84,628,375

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	12,723,741	12,723,741	–	–
Consumer Staples	8,198,584	8,198,584	–	–
Energy	5,950,855	5,950,855	–	–
Financials	14,810,303	14,810,303	–	–
Health Care	13,114,154	13,114,154	–	–
Industrials	10,684,700	10,684,700	–	–
Information Technology	21,025,185	21,025,185	–	–
Materials	3,216,283	3,216,283	–	–
Real Estate	3,919,220	3,919,220	–	–
Telecommunications Services	2,081,575	2,081,575	–	–
Utilities	3,042,549	3,042,549	–	–

Subtotal Investments in Securities	$98,767,149	$98,767,149	$–	$–

Other Investments*	Total
Short-Term Investments	744,216
Collateral Held for Securities Loaned	955,400

Subtotal Other Investments	$1,699,616

Total Investments at Value	$100,466,765

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$1,232,175	$4,875,905	$5,152,680	955,400	$955,400	$5,768
Core Short-Term Reserve Fund	1,338,819	3,752,025	4,346,628	74,422	744,216	3,542
Total Value and Income Earned	$2,570,994				$1,699,616	$9,310

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (95.4%)	Value
Consumer Discretionary (20.8%)
108,371	Amazon.com, Inc.[a]	$96,075,226
987,768	Comcast Corporation	37,130,199
231,530	Home Depot, Inc.	33,995,550
12,000	Priceline Group, Inc.[a]	21,359,640
306,050	Walt Disney Company	34,703,010

	Total	223,263,625

Consumer Staples (3.3%)
145,170	CVS Health Corporation	11,395,845
290,300	Walgreens Boots Alliance, Inc.	24,109,415

	Total	35,505,260

Energy (1.9%)
32,440	Concho Resources, Inc.[a]	4,163,350
212,690	Halliburton Company	10,466,475
29,900	Pioneer Natural Resources Company	5,568,277

	Total	20,198,102

Financials (4.4%)
1,010,290	Bank of America Corporation	23,832,741
100,970	Goldman Sachs Group, Inc.	23,194,828

	Total	47,027,569

Health Care (15.3%)
158,668	Alexion Pharmaceuticals, Inc.[a]	19,236,908
105,626	Allergan plc	25,236,164
37,400	Biogen, Inc.[a]	10,225,908
426,970	Bristol-Myers Squibb Company	23,218,629
237,770	Celgene Corporation[a]	29,585,721
140,500	CIGNA Corporation	20,581,845
272,912	Gilead Sciences, Inc.	18,536,183
226,110	Medtronic plc	18,215,422

	Total	164,836,780

Industrials (4.4%)
401,210	CSX Corporation	18,676,325
189,500	Cummins, Inc.	28,652,400

	Total	47,328,725

Information Technology (45.3%)
129,420	Alliance Data Systems Corporation	32,225,580
62,373	Alphabet, Inc., Class Aa	52,879,829
37,592	Alphabet, Inc., Class Ca	31,184,820
391,080	Apple, Inc.	56,182,553
493,080	Cognizant Technology Solutions Corporation[a]	29,348,122
506,382	Facebook, Inc.[a]	71,931,563
385,380	MasterCard, Inc.	43,343,689
652,370	Microsoft Corporation	42,965,088
780,600	PayPal Holdings, Inc.[a]	33,581,412
473,139	Salesforce.com, Inc.[a]	39,029,236
617,360	Visa, Inc.	54,864,783

	Total	487,536,675

	Total Common Stock (cost $737,861,829)	1,025,696,736

Shares	Registered Investment Companies (0.7%)	Value
Equity Funds/ETFs (0.7%)
183,410	SPDR S&P Bank ETF	7,882,962

	Total	7,882,962

	Total Registered Investment Companies (cost $8,331,807)	7,882,962

Shares or Principal Amount	Short-Term Investments (4.0%)[b]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.775%, 5/31/2017[c]	$99,882
	Thrivent Core Short-Term Reserve Fund
4,232,309	1.070%	42,323,093

	Total Short-Term Investments (cost $42,422,964)	42,422,975

	Total Investments (cost $788,616,600) 100.1%	$1,076,002,673

	Other Assets and Liabilities, Net (0.1%)	(711,193)

	Total Net Assets 100.0%	$1,075,291,480

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$294,695,274
Gross unrealized depreciation	(7,309,201)

Net unrealized appreciation (depreciation)	$287,386,073

Cost for federal income tax purposes	$788,616,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	223,263,625	223,263,625	–	–
Consumer Staples	35,505,260	35,505,260	–	–
Energy	20,198,102	20,198,102	–	–
Financials	47,027,569	47,027,569	–	–
Health Care	164,836,780	164,836,780	–	–
Industrials	47,328,725	47,328,725	–	–
Information Technology	487,536,675	487,536,675	–	–
Registered Investment Companies
Equity Funds/ETFs	7,882,962	7,882,962	–	–
Short-Term Investments	99,882	–	99,882	–

Subtotal Investments in Securities	$1,033,679,580	$1,033,579,698	$99,882	$–

Other Investments*	Total
Short-Term Investments	42,323,093

Subtotal Other Investments	$42,323,093

Total Investments at Value	$1,076,002,673

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$–	$8,479,750	$8,479,750	–	$–	$361
Core Short-Term Reserve Fund	39,354,611	85,139,056	82,170,574	4,232,309	42,323,093	79,715
Total Value and Income Earned	$39,354,611				$42,323,093	$80,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (98.6%)	Value
Consumer Discretionary (23.9%)
11,200	Amazon.com, Inc.[a]	$9,929,248
1,882	AutoZone, Inc.[a]	1,360,780
13,900	Ctrip.com International, Ltd. ADR[a]	683,185
12,300	Delphi Automotive plc	990,027
12,900	Dollar General Corporation	899,517
15,133	Ferrari NV	1,125,290
166	Flipkart, Ltd.*,a,b	15,463
2,350	Hilton Grand Vacations, Inc.[a]	67,351
5,633	Hilton Worldwide Holdings, Inc.	329,305
8,800	Home Depot, Inc.	1,292,104
16,000	Lowe’s Companies, Inc.	1,315,360
9,738	Marriott International, Inc.	917,125
20,470	MGM Resorts International	560,878
1,331	Netflix, Inc.[a]	196,735
3,200	O’Reilly Automotive, Inc.[a]	863,488
3,450	Priceline Group, Inc.[a]	6,140,897
12,900	Ross Stores, Inc.	849,723
17,400	Starbucks Corporation	1,015,986
7,261	Tesla Motors, Inc.[a,c]	2,020,736
9,233	Tractor Supply Company	636,800
10,900	Yum! Brands, Inc.	696,510

	Total	31,906,508

Consumer Staples (3.2%)
1,000	Costco Wholesale Corporation	167,690
17,500	Mondelez International, Inc.	753,900
19,200	Philip Morris International, Inc.	2,167,680
14,599	Walgreens Boots Alliance, Inc.	1,212,447

	Total	4,301,717

Financials (5.6%)
24,900	Charles Schwab Corporation	1,016,169
7,656	First Republic Bank	718,209
24,900	Intercontinental Exchange, Inc.	1,490,763
12,200	J.P. Morgan Chase & Company	1,071,648
37,200	Morgan Stanley	1,593,648
11,100	State Street Corporation	883,671
19,171	TD Ameritrade Holding Corporation	744,985

	Total	7,519,093

Health Care (15.9%)
6,319	Aetna, Inc.	805,988
12,662	Alexion Pharmaceuticals, Inc.[a]	1,535,141
2,667	Allergan plc	637,200
3,300	Anthem, Inc.	545,754
4,665	Biogen, Inc.[a]	1,275,504
5,802	Bristol-Myers Squibb Company	315,513
6,600	Celgene Corporation[a]	821,238
4,342	Centene Corporation[a]	309,411
7,204	CIGNA Corporation	1,055,314
21,200	Danaher Corporation	1,813,236
10,056	HCA Holdings, Inc.[a]	894,883
7,297	Humana, Inc.	1,504,204
3,890	Illumina, Inc.[a]	663,790
2,760	Intuitive Surgical, Inc.[a]	2,115,457
14,000	Merck & Company, Inc.	889,560
12,100	Stryker Corporation	1,592,965
12,800	UnitedHealth Group, Inc.	2,099,328
12,514	Vertex Pharmaceuticals, Inc.[a]	1,368,406
18,500	Zoetis, Inc.	987,345

	Total	21,230,237

Industrials (6.8%)
3,206	Acuity Brands, Inc.	654,024
22,800	American Airlines Group, Inc.	964,440
10,800	Boeing Company	1,910,088

Shares	Common Stock (98.6%)	Value
Industrials (6.8%) - continued
7,063	Equifax, Inc.	$965,795
8,550	Fortive Corporation	514,881
1,308	Fortune Brands Home and Security, Inc.	79,592
9,500	Honeywell International, Inc.	1,186,265
12,481	IHS Markit, Ltd.[a]	523,578
5,600	Illinois Tool Works, Inc.	741,832
6,342	Roper Industries, Inc.	1,309,559
2,753	Wabtec Corporation	214,734

	Total	9,064,788

Information Technology (38.3%)
18,100	Alibaba Group Holding, Ltd. ADR[a]	1,951,723
5,600	Alphabet, Inc., Class Aa	4,747,680
4,835	Alphabet, Inc., Class Ca	4,010,922
52,800	Apple, Inc.	7,585,248
5,080	ASML Holding NV GDR	674,624
9,000	Electronic Arts, Inc.[a]	805,680
41,253	Facebook, Inc.[a]	5,859,989
9,700	Fidelity National Information Services, Inc.	772,314
9,573	Fiserv, Inc.[a]	1,103,863
6,300	Intuit, Inc.	730,737
24,900	MasterCard, Inc.	2,800,503
3,000	Mercadolibre, Inc.	634,410
76,200	Microsoft Corporation	5,018,532
6,276	NXP Semiconductors NVa	649,566
60,400	PayPal Holdings, Inc.[a]	2,598,408
26,900	Salesforce.com, Inc.[a]	2,218,981
8,101	ServiceNow, Inc.[a]	708,594
24,683	Snap, Inc.[a,c]	556,108
58,400	Tencent Holdings, Ltd.	1,682,476
8,172	VeriSign, Inc.[a]	711,863
49,600	Visa, Inc.	4,407,952
9,200	Workday, Inc.[a]	766,176

	Total	50,996,349

Materials (0.2%)
2,500	Ashland Global Holdings, Inc.	309,525

	Total	309,525

Real Estate (3.1%)
16,900	American Tower Corporation	2,054,026
11,400	Crown Castle International Corporation	1,076,730
2,402	Equinix, Inc.	961,689

	Total	4,092,445

Telecommunications Services (0.7%)
14,000	T-Mobile US, Inc.[a]	904,260

	Total	904,260

Utilities (0.9%)
9,000	NextEra Energy, Inc.	1,155,330

	Total	1,155,330

	Total Common Stock (cost $81,526,992)	131,480,252

Shares	Preferred Stock (0.4%)	Value
Consumer Discretionary (0.4%)
2,943	Airbnb, Inc., Convertible*,a,b	309,015
7,282	Dropbox, Inc., Class A*,a,b	59,348
58	Flipkart, Ltd. Series A Preference Shares*,a,b	5,403

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Preferred Stock (0.4%)	Value
Consumer Discretionary (0.4%) - continued
100	Flipkart, Ltd. Series C Preference Shares*,a,b	$9,315
187	Flipkart, Ltd. Series E Preference Shares*,a,b	17,419
843	Flipkart, Ltd. Series G Preference Shares*,a,b	78,525
760	Flipkart, Ltd. Series H Preference Shares*,a,b	70,794

	Total	549,819

	Total Preferred Stock (cost $507,303)	549,819

Shares	Collateral Held for Securities Loaned (1.8%)	Value
2,429,648	Thrivent Cash Management Trust	2,429,648

	Total Collateral Held for Securities Loaned (cost $2,429,648)	2,429,648

Shares or Principal Amount	Short-Term Investments (1.4%)[d]	Value
	Thrivent Core Short-Term Reserve Fund
188,898	1.070%	1,888,981

	Total Short-Term Investments (cost $1,888,981)	1,888,981

	Total Investments (cost $86,352,924) 102.2%	$136,348,700

	Other Assets and Liabilities, Net (2.2%)	(2,987,828)

	Total Net Assets 100.0%	$133,360,872

a	Non-income producing security.
b

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Growth Stock Portfolio as of March 31, 2017 was $565,282 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

Security	Acquisition Date	Cost
Airbnb, Inc., Convertible	4/16/2014	$119,818
Dropbox, Inc., Class A	11/7/2014	139,095
Flipkart, Ltd.	3/19/2015	18,924
Flipkart, Ltd. Series A Preference Shares	3/19/2015	6,612
Flipkart, Ltd. Series C Preference Shares	3/19/2015	11,400
Flipkart, Ltd. Series E Preference Shares	3/19/2015	21,318
Flipkart, Ltd. Series G Preference Shares	12/17/2014	100,958
Flipkart, Ltd. Series H Preference Shares	4/17/2015	108,102

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Growth Stock Portfolio as of March 31, 2017:

Securities Lending Transactions
Common Stock	$2,389,226

Total lending	$2,389,226
Gross amount payable upon return of collateral for securities loaned	$2,429,648

Net amounts due to counterparty	$40,422

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$50,341,145
Gross unrealized depreciation	(345,369)

Net unrealized appreciation (depreciation)	$49,995,776

Cost for federal income tax purposes	$86,352,924

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	31,906,508	31,891,045	–	15,463
Consumer Staples	4,301,717	4,301,717	–	–
Financials	7,519,093	7,519,093	–	–
Health Care	21,230,237	21,230,237	–	–
Industrials	9,064,788	9,064,788	–	–
Information Technology	50,996,349	49,313,873	1,682,476	–
Materials	309,525	309,525	–	–
Real Estate	4,092,445	4,092,445	–	–
Telecommunications Services	904,260	904,260	–	–
Utilities	1,155,330	1,155,330	–	–
Preferred Stock
Consumer Discretionary	549,819	–	–	549,819

Subtotal Investments in Securities	$132,030,071	$129,782,313	$1,682,476	$565,282

Other Investments*	Total
Short-Term Investments	1,888,981
Collateral Held for Securities Loaned	2,429,648

Subtotal Other Investments	$4,318,629

Total Investments at Value	$136,348,700

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust- Collateral Investment	$3,546,303	$6,233,885	$7,350,540	2,429,648	$2,429,648	$5,706
Core Short-Term Reserve Fund	1,163,701	8,319,387	7,594,107	188,898	1,888,981	3,939
Total Value and Income Earned	$4,710,004				$4,318,629	$9,645

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (97.3%)	Value
Consumer Discretionary (10.3%)
1,181,100	Comcast Corporation	$44,397,549
168,840	Delphi Automotive plc	13,589,932
543,348	Harley-Davidson, Inc.	32,872,554
427,700	Lowe’s Companies, Inc.	35,161,217
240,966	Scripps Networks Interactive, Inc.	18,884,505

	Total	144,905,757

Consumer Staples (4.3%)
409,170	CVS Health Corporation	32,119,845
86,800	Kimberly-Clark Corporation	11,425,484
248,921	Wal-Mart Stores, Inc.	17,942,226

	Total	61,487,555

Energy (11.4%)
213,250	Anadarko Petroleum Corporation	13,221,500
214,330	Baker Hughes, Inc.	12,821,221
421,025	Chevron Corporation	45,205,454
387,500	Devon Energy Corporation	16,166,500
188,119	EQT Corporation	11,494,071
1,944,301	Marathon Oil Corporation	30,719,956
75,600	Pioneer Natural Resources Company	14,078,988
2,515,350	Weatherford International plc[a]	16,727,077

	Total	160,434,767

Financials (26.4%)
201,150	American International Group, Inc.	12,557,794
2,357,690	Bank of America Corporation	55,617,907
485,950	Blackstone Group, LP	14,432,715
163,600	Capital One Financial Corporation	14,177,576
112,730	Chubb, Ltd.	15,359,462
938,900	Citigroup, Inc.	56,164,998
335,450	Comerica, Inc.	23,005,161
1,098,430	Fifth Third Bancorp	27,900,122
141,250	Goldman Sachs Group, Inc.	32,447,950
220,450	Intercontinental Exchange, Inc.	13,198,342
554,710	Invesco, Ltd.	16,990,767
621,070	MetLife, Inc.	32,804,917
212,470	State Street Corporation	16,914,737
827,650	Synchrony Financial	28,388,395
315,580	Zions Bancorporation	13,254,360

	Total	373,215,203

Health Care (11.5%)
289,650	Express Scripts Holding Company[a]	19,090,831
336,450	GlaxoSmithKline plc ADR	14,184,732
263,640	Medtronic plc	21,238,838
795,100	Merck & Company, Inc.	50,520,654
813,750	Pfizer, Inc.	27,838,388
331,800	Roche Holding AG ADR	10,627,554
118,197	UnitedHealth Group, Inc.	19,385,490

	Total	162,886,487

Industrials (9.1%)
90,150	Boeing Company	15,943,929
474,400	CSX Corporation	22,083,320
248,400	Delta Air Lines, Inc.	11,416,464
176,603	Honeywell International, Inc.	22,052,417
187,200	Ingersoll-Rand plc	15,223,104
147,900	Norfolk Southern Corporation	16,560,363
231,850	United Parcel Service, Inc.	24,877,505

	Total	128,157,102

Information Technology (16.1%)
22,400	Alphabet, Inc., Class Ca	18,582,144
215,300	Apple, Inc.	30,929,998
1,818,340	Cisco Systems, Inc.	61,459,892

Shares	Common Stock (97.3%)	Value
Information Technology (16.1%) - continued
801,610	Microsoft Corporation	$52,794,035
757,500	Oracle Corporation	33,792,075
362,240	Texas Instruments, Inc.	29,182,054

	Total	226,740,198

Materials (3.4%)
96,082	Dow Chemical Company	6,105,050
215,021	Eastman Chemical Company	17,373,697
451,700	Mosaic Company	13,180,606
227,858	Westrock Company	11,855,452

	Total	48,514,805

Telecommunications Services (1.6%)
459,414	Verizon Communications, Inc.	22,396,433

	Total	22,396,433

Utilities (3.2%)
684,930	PG&E Corporation	45,451,955

	Total	45,451,955

	Total Common Stock (cost $999,230,060)	1,374,190,262

Shares or Principal Amount	Short-Term Investments (2.6%)[b]	Value
	Thrivent Core Short-Term Reserve Fund
3,630,669	1.070%	36,306,690

	Total Short-Term Investments (cost $36,306,691)	36,306,690

	Total Investments (cost $1,035,536,751) 99.9%	$1,410,496,952

	Other Assets and Liabilities, Net 0.1%	1,037,631

	Total Net Assets 100.0%	$1,411,534,583

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$388,205,723
Gross unrealized depreciation	(13,245,522)

Net unrealized appreciation (depreciation)	$374,960,201

Cost for federal income tax purposes	$1,035,536,751

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
223

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	144,905,757	144,905,757	–	–
Consumer Staples	61,487,555	61,487,555	–	–
Energy	160,434,767	160,434,767	–	–
Financials	373,215,203	373,215,203	–	–
Health Care	162,886,487	162,886,487	–	–
Industrials	128,157,102	128,157,102	–	–
Information Technology	226,740,198	226,740,198	–	–
Materials	48,514,805	48,514,805	–	–
Telecommunications Services	22,396,433	22,396,433	–	–
Utilities	45,451,955	45,451,955	–	–

Subtotal Investments in Securities	$1,374,190,262	$1,374,190,262	$–	$–

Other Investments*	Total
Short-Term Investments	36,306,690

Subtotal Other Investments	$36,306,690

Total Investments at Value	$1,410,496,952

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$–	$2,396,725	$2,396,725	–	$–	$92
Core Short-Term Reserve Fund	40,763,640	35,481,047	39,937,997	3,630,669	36,306,690	89,601
Total Value and Income Earned	$40,763,640				$36,306,690	$89,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
224

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (85.4%)	Value
Consumer Discretionary (11.9%)
36,522	Amazon.com, Inc.[a]	$32,378,214
45,655	Aryzta AGa	1,465,934
34,600	Bandai Namco Holdings, Inc.	1,037,158
14,502	Bellway plc	491,367
48,460	Berkeley Group Holdings plc	1,948,550
79,400	Bridgestone Corporation	3,223,097
23,783	Bunzl plc	691,263
4,099	Cie Generale des Etablissements Michelin	498,103
32,600	Citizen Watch Company, Ltd.	209,041
555,930	Comcast Corporation	20,897,409
173,900	ComfortDelGro Corporation, Ltd	318,316
67,800	Denso Corporation	2,991,480
104,416	Eutelsat Communications	2,327,182
72,200	Fuji Heavy Industries, Ltd.	2,648,172
160,500	Honda Motor Company, Ltd.	4,845,341
97,000	Inchcape plc	1,022,668
7,277	Ipsos SA	225,907
808,000	Li & Fung, Ltd.	350,543
117,660	Lowe’s Companies, Inc.	9,672,829
4,495	LVMH Moet Hennessy Louis Vuitton SE	987,970
86,467	Marks and Spencer Group plc	365,225
7,678	Nexity SA	377,478
12,908	Next plc	698,281
26,100	Nikon Corporation	379,282
3,020	Priceline Group, Inc.[a]	5,375,509
3,545	Publicis Groupe SA	247,513
3,800	RTL Group SA	305,748
23,511	SES SA	546,608
81,100	Singapore Press Holdings, Ltd.	205,803
72,800	Sumitomo Forestry Company, Ltd.	1,109,616
58,000	Sumitomo Rubber Industries, Ltd.	989,601
3,400	Swatch Group AG	236,763
14,100	Toyoda Gosei Company, Ltd.	359,622
21,300	TV Asahi Holdings Corporation	403,592
108,130	Walt Disney Company	12,260,861
51,540	Wolters Kluwer NV	2,139,040
24,300	Yokohama Rubber Company, Ltd.	476,252

	Total	114,707,338

Consumer Staples (4.8%)
37,500	Axfood AB	563,131
198,105	Coca-Cola Amatil, Ltd.	1,637,847
53,039	Coca-Cola HBC AG	1,369,259
107,510	CVS Health Corporation	8,439,535
12,976	Ebro Foods SA	262,190
7,374	Henkel AG & Company KGaA	820,051
95,624	Imperial Brands plc	4,634,279
5,300	Kesko Oyj	252,677
30,400	Kewpie Corporation	864,271
37,190	Kimberly-Clark Corporation	4,895,320
18,200	Kirin Holdings Company, Ltd.	344,277
205,883	Koninklijke Ahold Delhaize NV	4,399,697
47	Lindt & Spruengli AG	266,316
9,031	Nestle SA	693,145
9,500	Seven & I Holdings Company, Ltd.	373,195
15,800	Suedzucker AG	395,962
65,016	Tate & Lyle plc	623,023
108	Unilever NV	5,366
185,760	Walgreens Boots Alliance, Inc.	15,427,368

	Total	46,266,909

Energy (6.5%)
36,952	Anadarko Petroleum Corporation	2,291,024
154,040	Baker Hughes, Inc.	9,214,673

Shares	Common Stock (85.4%)	Value
Energy (6.5%) - continued
1,521,788	BP plc[b]	$8,759,571
100,739	Chevron Corporation	10,816,346
33,123	Crescent Point Energy Corporation	357,918
62,530	EQT Corporation	3,820,583
169,921	John Wood Group plc	1,623,270
60,908	OMV AG	2,400,348
182,002	Petrofac, Ltd.	2,102,362
22,303	Pioneer Natural Resources Company	4,153,488
49,133	Royal Dutch Shell plc	1,293,598
15,436	Royal Dutch Shell plc, Class A	406,865
117,957	Royal Dutch Shell plc, Class B	3,242,563
128,936	Snam SPA	557,255
31,278	Statoil ASA	537,624
50,105	Total SAc	2,533,487
1,223,990	Weatherford International plc[a]	8,139,534

	Total	62,250,509

Financials (16.1%)
34,568	ASX, Ltd.	1,333,124
111,458	Australia & New Zealand Banking Group, Ltd.	2,706,277
586,264	Bank of America Corporation	13,829,968
420	Bank of East Asia, Ltd.[b]	1,738
63,252	Bank of Nova Scotia	3,700,422
464,196	Bankia, SA	528,395
149,653	Barclays plc	422,437
238,260	Blackstone Group, LP	7,076,322
12,177	Canadian Imperial Bank of Commerce[b]	1,049,996
55,000	Chiba Bank, Ltd.	353,907
52,260	Chubb, Ltd.	7,120,425
26,992	CI Financial Corporation	536,450
246,820	Citigroup, Inc.	14,764,772
102,489	CNP Assurances	2,084,165
35,219	Danske Bank AS	1,200,824
285,291	Direct Line Insurance Group plc	1,241,252
31,300	Erste Group Bank AG	1,019,190
352,889	FlexiGroup, Ltd.	622,767
468,000	Fukuoka Financial Group, Inc.	2,032,867
22,652	Genworth MI Canada, Inc.[b]	626,322
87,170	Goldman Sachs Group, Inc.	20,024,692
21,500	Hannover Rueckversicherung SE	2,477,489
329,300	Henderson Group plc	961,426
628,745	HSBC Holdings plc	5,128,567
38,103	ING Groep NV	575,520
13,212	Intact Financial Corporation	939,648
182,490	Intercontinental Exchange, Inc.	10,925,676
242,390	Invesco, Ltd.	7,424,406
14,246	Macquarie Group, Ltd.	981,503
655,876	Mapfre SA	2,246,449
123,720	MetLife, Inc.	6,534,890
71,300	Mitsubishi UFJ Financial Group, Inc.	449,131
833,900	Mizuho Financial Group, Inc.	1,530,688
12,100	MS and AD Insurance Group Holdings, Inc.	386,481
2,479	Muenchener Rueckversicherungs- Gesellschaft AG	485,271
60,313	National Bank of Canada	2,532,525
93,011	Nordea Bank AB	1,061,147
13,088	Pargesa Holding SA	925,057
123,124	Poste Italiane SPA[d]	820,111
40,124	Power Corporation of Canada	942,568
145,200	Resona Holdings, Inc.	780,577
155,100	Senshu Ikeda Holdings, Inc.	641,589
25,024	Societe Generale	1,267,853
83,000	State Street Corporation	6,607,630

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
225

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (85.4%)	Value
Financials (16.1%) - continued
45,700	Sumitomo Mitsui Trust Holdings, Inc.	$1,583,593
35,990	Swiss Re AG	3,232,481
189,370	Synchrony Financial	6,495,391
68,200	T&D Holdings, Inc.	988,534
8,197	TMX Group, Ltd.	415,505
166,520	UnipolSai Assicurazioni SPA	367,831
91,936	Westpac Banking Corporation	2,457,665
2,063	Zurich Insurance Group AG	550,534

	Total	154,994,048

Health Care (9.5%)
40,110	Alexion Pharmaceuticals, Inc.[a]	4,862,936
27,030	Allergan plc	6,458,008
15,852	Ansell, Ltd.	291,453
15,100	Astellas Pharmaceutical, Inc.	199,153
18,890	Biogen, Inc.[a]	5,164,904
137,310	Bristol-Myers Squibb Company	7,466,918
55,857	CAE, Inc.	853,490
49,930	Celgene Corporation[a]	6,212,790
48,100	CIGNA Corporation	7,046,169
46,810	Express Scripts Holding Company[a]	3,085,247
79,299	Gilead Sciences, Inc.	5,385,988
10,134	GlaxoSmithKline plc	210,715
166,490	GlaxoSmithKline plc ADR	7,019,218
9,300	KYORIN Holdings, Inc.	196,769
2,816	Lonza Group AG	532,284
174,580	Merck & Company, Inc.	11,092,813
16,958	Merck KGaA	1,932,425
117,066	Novartis AG	8,693,036
52,000	Novo Nordisk AS	1,785,625
361,950	Pfizer, Inc.	12,382,309
1,131	Roche Holding AG-Genusschein	289,235

	Total	91,161,485

Industrials (10.7%)
32,473	Abertis Infraestructuras SA	522,741
46,338	Adecco SA	3,290,202
130,000	Asahi Glass Company, Ltd.	1,054,765
77,830	Boeing Company	13,765,014
166,760	Capita plc	1,179,428
161,030	CSX Corporation	7,495,946
57,230	Cummins, Inc.	8,653,176
39,000	Dai Nippon Printing Company, Ltd.	422,034
229,810	Delta Air Lines, Inc.	10,562,068
20,816	Deutsche Lufthansa AG	337,696
53,513	Finning International, Inc.	999,559
18,300	Fuji Machine Manufacturing Company, Ltd.	240,543
164,229	GWA Group, Ltd.	363,588
12,800	Hitachi Transport System, Ltd.	265,969
1,331	Hochtief AG	219,959
20,800	Inaba Denki Sangyo Company, Ltd.	746,377
288,800	ITOCHU Corporation	4,111,458
10,900	Jardine Matheson Holdings, Ltd.	700,325
68,900	KITZ Corporation	459,453
34,300	Komatsu, Ltd.	898,429
67,203	KONE Oyj	2,952,128
15,945	Koninklijke Boskalis Westminster NV	549,348
8,948	Loomis AB	282,937
45,400	Marubeni Corporation	280,433
111,672	Meggitt plc	623,272
40,800	MIRAIT Holdings Corporation	400,301
94,800	Mitsubishi Electric Corporation	1,365,907
119,000	Mitsubishi Heavy Industries, Ltd.	478,827
31,000	Mitsuboshi Belting, Ltd.	288,175
40,257	Monadelphous Group, Ltd.	378,975

Shares	Common Stock (85.4%)	Value
Industrials (10.7%) - continued
63,817	National Express Group plc	$287,842
10,000	NIPPO Corporation	190,106
45,000	Nippon Express Company, Ltd.	231,627
52,900	Nitto Kogyo Corporation	731,762
133,350	Norfolk Southern Corporation	14,931,199
18,380	Philips Lighting NVa,d	525,686
10,670	Randstad Holding NV	615,106
26,250	RELX NV	486,981
67,707	Rolls-Royce Holdings plc[a]	639,631
27,200	Sanwa Holdings Corporation	255,308
4,347	Schindler Holding AG, Participation Certificate	840,868
28,136	Siemens AG	3,853,862
15,219	Skanska AB	358,185
149,183	SKF ABb	2,950,173
45,300	Smiths Group plc	920,424
162,500	Sojitz Corporation	408,351
6,215	Sulzer, Ltd.	650,125
44,500	Teijin, Ltd.	840,269
21,100	Toppan Forms Company, Ltd.	207,107
39,870	United Parcel Service, Inc.	4,278,051
37,300	Vinci SA	2,961,951
14,019	Wolseley plc	882,655
11,596	WSP Global, Inc.	409,568
44,804	YIT Oyj	302,881
9,700	Yuasa Trading Company, Ltd.	269,290

	Total	102,918,041

Information Technology (16.1%)
24,884	Alphabet, Inc., Class Aa	21,096,655
21,130	Alphabet, Inc., Class Ca	17,528,603
286,488	Apple, Inc.	41,156,866
46,308	Cap Gemini SA	4,274,502
17,097	Capital Power Corporation	335,036
207,180	Cisco Systems, Inc.	7,002,684
148,190	Cognizant Technology Solutions Corporation[a]	8,820,269
112,375	Facebook, Inc.[a]	15,962,869
63,000	FUJIFILM Holdings NPV	2,469,465
108,600	Konica Minolta Holdings, Inc.	974,098
180,243	Microsoft Corporation	11,870,804
27,500	NEC Networks & System Integration Corporation	532,623
84,630	PayPal Holdings, Inc.[a]	3,640,783
10,400	Ryosan Company, Ltd.	313,506
111,960	Salesforce.com, Inc.[a]	9,235,580
15,390	Seagate Technology plc	706,863
8,229	SMA Solar Technology AGb	207,912
8,414	Software AG	332,384
62,862	Telefonaktiebolaget LM Ericsson[b]	419,690
4,300	Tokyo Electron, Ltd.	470,749
84,420	Visa, Inc.	7,502,405

	Total	154,854,346

Materials (5.1%)
14,900	Adeka Corporation	217,726
20,555	APERAM	1,024,843
272,033	BHP Billiton, Ltd.	4,947,240
39,429	BillerudKorsnas AB	635,336
164,911	BlueScope Steel, Ltd.	1,545,997
119,300	Daicel Corporation	1,440,605
51,450	Dow Chemical Company	3,269,133
131,000	DOWA Holdings Company, Ltd.	942,517
98,200	Eastman Chemical Company	7,934,560
74,439	Evonik Industries AG	2,426,306
53,693	Granges AB	490,725

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
226

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (85.4%)	Value
Materials (5.1%) - continued
22,900	JSR Corporation	$387,469
106,500	Kuraray Company, Ltd.	1,620,143
43,600	Kyoei Steel, Ltd.	781,595
120,700	Mitsubishi Chemical Holdings Corporation	937,107
10,500	Mitsubishi Materials Corporation	318,706
3,200	Nippon Shokubai Company, Ltd.	218,365
344,238	Norsk Hydro ASA	2,006,126
36,752	Nufarm, Ltd.	272,317
208,000	Oji Holdings Corporation	975,486
96,359	Orora, Ltd.	217,863
73,700	Rengo Company, Ltd.	426,901
9,014	Rio Tinto, Ltd.	416,199
26,055	Solvay SA	3,178,987
7,800	Sumitomo Seika Chemicals Company, Ltd.	332,642
36,400	Toagosei Company, Ltd.	416,193
159,410	UPM-Kymmene Oyj[b]	3,742,810
90,654	Westrock Company	4,716,728
9,200	Yamato Kogyo Company, Ltd.	238,013
70,099	Yara International ASA	2,700,056

	Total	48,778,694

Real Estate (0.9%)
326,000	CapitaLand Mall Trust	458,988
41,111	Cominar Real Estate Investment Trust	445,162
2,600	Daito Trust Construction Company, Ltd.	357,491
273,900	DEXUS Property Group	2,044,278
72,896	H&R Real Estate Investment Trust	1,264,587
307,000	Hysan Development Company, Ltd.	1,392,814
449,690	New World Development Company, Ltd.	554,097
449,185	Stockland	1,592,834
23,000	Sun Hung Kai Properties, Ltd.	338,106
48,000	Wheelock and Company, Ltd.	379,695
222,800	Wing Tai Holdings, Ltd.	300,149

	Total	9,128,201

Telecommunications Services (1.0%)
45,085	Elisa Oyj[b]	1,593,808
43,168	Freenet AG	1,403,213
158,487	Inmarsat plc	1,688,473
673,467	KCOM Group plc	759,406
19,500	Nippon Telegraph & Telephone Corporation	833,690
45,400	NTT DOCOMO, Inc.	1,060,192
800,984	PCCW, Ltd.	472,520
21,874	Proximus SA	685,468
85,300	TDC AS	439,318
69,100	Telefonica Deutschland Holding AG	342,585
44,931	Telenor ASA	747,447

	Total	10,026,120

Utilities (2.8%)
15,262	ATCO, Ltd.	593,449
804,559	Centrica plc	2,190,799
31,565	E.ON SE	250,946
542,126	Electricidade de Portugal SA	1,833,021
477,000	Osaka Gas Company, Ltd.	1,818,792
303,230	PG&E Corporation	20,122,343

Shares	Common Stock (85.4%)	Value
Utilities (2.8%) - continued
187,947	Redes Energeticas Nacionais SGPS SA	$564,960

	Total	27,374,310

	Total Common Stock (cost $643,544,750)	822,460,001

Shares	Registered Investment Companies (<0.1%)	Value
Equity Funds/ETFs (<0.1%)
4,863	iShares MSCI EAFE Index Fund	302,917

	Total	302,917

	Total Registered Investment Companies (cost $299,600)	302,917

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
	Henkel AG & Company KGaA,
2,285	1.470%	292,881

	Total	292,881

	Total Preferred Stock (cost $281,579)	292,881

Shares	Collateral Held for Securities Loaned (0.8%)	Value
8,231,188	Thrivent Cash Management Trust	8,231,188

	Total Collateral Held for Securities Loaned (cost $8,231,188)	8,231,188

Shares or Principal Amount	Short-Term Investments (14.4%)[e]	Value
	Federal Home Loan Bank Discount Notes
3,500,000	0.530%, 4/3/2017	3,500,000
8,400,000	0.526%, 4/4/2017[f]	8,399,840
7,110,000	0.530%, 4/5/2017	7,109,730
4,200,000	0.530%, 4/7/2017	4,199,676
12,200,000	0.530%, 4/12/2017[f]	12,197,889
150,000	0.715%, 4/17/2017	149,960
2,500,000	0.530%, 4/18/2017[f]	2,499,280
4,600,000	0.770%, 4/19/2017	4,598,588
7,300,000	0.680%, 4/24/2017	7,297,058
8,200,000	0.670%, 4/26/2017	8,196,384
1,510,000	0.760%, 4/28/2017	1,509,277
4,800,000	0.760%, 5/3/2017[f]	4,797,082
5,000,000	0.755%, 5/5/2017	4,996,755
1,800,000	0.760%, 5/12/2017	1,798,576
3,100,000	0.763%, 5/17/2017	3,097,235
6,550,000	0.776%, 5/31/2017	6,542,297
660,000	0.795%, 6/13/2017[f]	659,024
800,000	0.770%, 6/16/2017	798,766
4,000,000	0.780%, 6/21/2017	3,993,416
3,600,000	0.789%, 6/28/2017	3,593,549

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
227

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (14.4%)[e]	Value
	Thrivent Core Short-Term Reserve Fund
4,835,877	1.070%	$48,358,775

	Total Short-Term Investments (cost $138,289,061)	138,293,157

	Total Investments (cost $790,646,178) 100.6%	$969,580,144

	Other Assets and Liabilities, Net (0.6%)	(6,205,103)

	Total Net Assets 100.0%	$963,375,041

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $1,345,797 or 0.1% of total net assets.

e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Portfolio as of March 31, 2017:

Securities Lending Transactions
Common Stock	$7,969,948
Total lending	$7,969,948
Gross amount payable upon return of collateral for securities loaned	$8,231,188
Net amounts due to counterparty	$261,240

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$186,670,075
Gross unrealized depreciation	(7,736,109)

Net unrealized appreciation (depreciation)	$178,933,966

Cost for federal income tax purposes	$790,646,178

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	114,707,338	80,584,822	34,122,516	–
Consumer Staples	46,266,909	28,762,223	17,504,686	–
Energy	62,250,509	38,435,648	23,814,861	–
Financials	154,994,048	100,804,172	54,189,876	–
Health Care	91,161,485	76,177,300	14,984,185	–
Industrials	102,918,041	59,685,454	43,232,587	–
Information Technology	154,854,346	144,524,381	10,329,965	–
Materials	48,778,694	15,920,421	32,858,273	–
Real Estate	9,128,201	–	9,128,201	–
Telecommunications Services	10,026,120	–	10,026,120	–
Utilities	27,374,310	20,122,343	7,251,967	–
Preferred Stock
Consumer Staples	292,881	–	292,881	–
Registered Investment Companies
Equity Funds/ETFs	302,917	302,917	–	–
Short-Term Investments	89,934,382	–	89,934,382	–

Subtotal Investments in Securities	$912,990,181	$565,319,681	$347,670,500	$–

Other Investments*	Total
Short-Term Investments	48,358,775
Collateral Held for Securities Loaned	8,231,188

Subtotal Other Investments	$56,589,963

Total Investments at Value	$969,580,144

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
228

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,443,228	2,443,228	–	–

Total Asset Derivatives	$2,443,228	$2,443,228	$–	$–

Liability Derivatives
Futures Contracts	54,417	54,417	–	–

Total Liability Derivatives	$54,417	$54,417	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Stock Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $8,553,530 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex Euro STOXX 50 Index	1,273	June 2017	$45,036,371	$46,580,789	$1,544,418
Eurex Stoxx Europe 600 Index	321	June 2017	6,293,206	6,437,944	144,738
FTSE 100 Index	142	June 2017	12,971,676	12,917,259	(54,417)
ICE mini MSCI EAFE Index	511	June 2017	44,776,028	45,530,100	754,072
Total Futures Contracts					$2,388,811

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust- Collateral Investment	$1,213,950	$25,646,637	$18,629,399	8,231,188	$8,231,188	$34,126
Core Short-Term Reserve Fund	45,427,642	40,153,831	37,222,698	4,835,877	48,358,775	113,519
Total Value and Income Earned	$46,641,592				$56,589,963	$147,645

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
229

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (96.9%)	Value
Consumer Discretionary (12.1%)
2,710	Advance Auto Parts, Inc.	$401,785
14,520	Amazon.com, Inc.[a]	12,872,561
2,400	AutoNation, Inc.[a]	101,496
1,040	AutoZone, Inc.[a]	751,972
5,520	Bed Bath & Beyond, Inc.	217,819
9,885	Best Buy Company, Inc.	485,848
7,310	BorgWarner, Inc.	305,485
6,840	CarMax, Inc.[a]	405,065
15,320	Carnival Corporation	902,501
13,652	CBS Corporation	946,903
7,910	Charter Communications, Inc.[a]	2,589,101
1,070	Chipotle Mexican Grill, Inc.[a]	476,706
10,350	Coach, Inc.	427,766
173,680	Comcast Corporation	6,528,631
12,450	D.R. Horton, Inc.	414,710
4,550	Darden Restaurants, Inc.	380,699
9,940	Delphi Automotive plc	800,071
5,610	Discovery Communications, Inc., Class Aa	163,195
7,920	Discovery Communications, Inc., Class Ca	224,215
8,370	DISH Network Corporation[a]	531,411
9,300	Dollar General Corporation	648,489
8,608	Dollar Tree, Inc.[a]	675,384
4,450	Expedia, Inc.	561,457
4,890	Foot Locker, Inc.	365,821
143,781	Ford Motor Company	1,673,611
8,042	Gap, Inc.	195,340
4,240	Garmin, Ltd.	216,706
50,158	General Motors Company	1,773,587
5,440	Genuine Parts Company	502,711
9,280	Goodyear Tire & Rubber Company	334,080
7,640	H&R Block, Inc.	177,630
13,990	Hanesbrands, Inc.	290,432
6,480	Harley-Davidson, Inc.	392,040
4,120	Hasbro, Inc.	411,259
44,700	Home Depot, Inc.	6,563,301
14,487	Interpublic Group of Companies, Inc.	355,946
6,500	Kohl’s Corporation	258,765
8,844	L Brands, Inc.	416,552
4,910	Leggett & Platt, Inc.	247,071
7,470	Lennar Corporation	382,389
11,280	LKQ Corporation[a]	330,166
31,830	Lowe’s Companies, Inc.	2,616,744
11,238	Macy’s, Inc.	333,094
11,536	Marriott International, Inc.	1,086,461
12,640	Mattel, Inc.	323,710
30,090	McDonald’s Corporation	3,899,965
6,000	Michael Kors Holdings, Ltd.[a]	228,660
2,320	Mohawk Industries, Inc.[a]	532,417
15,810	Netflix, Inc.[a]	2,336,876
17,713	Newell Brands, Inc.	835,522
14,035	News Corporation, Class A	182,455
4,420	News Corporation, Class B	59,670
48,670	NIKE, Inc.	2,712,379
4,200	Nordstrom, Inc.[b]	195,594
8,640	Omnicom Group, Inc.	744,854
3,360	O’Reilly Automotive, Inc.[a]	906,662
1,800	Priceline Group, Inc.[a]	3,203,946
10,492	PulteGroup, Inc.	247,087
2,920	PVH Corporation	302,132
2,070	Ralph Lauren Corporation	168,953
14,460	Ross Stores, Inc.	952,480
6,150	Royal Caribbean Cruises, Ltd.	603,377
3,510	Scripps Networks Interactive, Inc.	275,079
2,990	Sherwin-Williams Company	927,468

Shares	Common Stock (96.9%)	Value
Consumer Discretionary (12.1%) - continued
2,550	Signet Jewelers, Ltd.	$176,639
2,130	Snap-On, Inc.	359,267
24,045	Staples, Inc.	210,875
53,460	Starbucks Corporation	3,121,529
20,380	Target Corporation	1,124,772
7,900	Tegna, Inc.	202,398
3,930	Tiffany & Company	374,529
28,460	Time Warner, Inc.	2,780,827
23,930	TJX Companies, Inc.	1,892,384
4,820	Tractor Supply Company	332,435
4,170	TripAdvisor, Inc.[a]	179,977
17,880	Twenty-First Century Fox, Inc., Class B	568,226
38,660	Twenty-First Century Fox, Inc., Class A	1,252,197
2,160	Ulta Salon Cosmetics & Fragrance, Inc.[a]	616,097
6,720	Under Armour, Inc., Class Aa,b	132,922
6,738	Under Armour, Inc., Class Ca	123,305
12,200	VF Corporation	670,634
12,872	Viacom, Inc.	600,093
53,357	Walt Disney Company	6,050,150
2,737	Whirlpool Corporation	468,930
3,862	Wyndham Worldwide Corporation	325,528
2,910	Wynn Resorts, Ltd.	333,515
12,350	Yum! Brands, Inc.	789,165

	Total	93,062,656

Consumer Staples (9.0%)
71,240	Altria Group, Inc.	5,087,961
20,808	Archer-Daniels-Midland Company	958,000
6,484	Brown-Forman Corporation	299,431
7,090	Campbell Soup Company	405,832
9,380	Church & Dwight Company, Inc.	467,781
4,710	Clorox Company	635,049
141,760	Coca-Cola Company	6,016,294
32,400	Colgate-Palmolive Company	2,371,356
15,170	Conagra Brands, Inc.	611,958
6,350	Constellation Brands, Inc.	1,029,144
16,100	Costco Wholesale Corporation	2,699,809
17,450	Coty, Inc.	316,369
37,714	CVS Health Corporation	2,960,549
6,710	Dr Pepper Snapple Group, Inc.	657,043
8,190	Estee Lauder Companies, Inc.	694,430
21,260	General Mills, Inc.	1,254,553
5,130	Hershey Company	560,452
9,900	Hormel Foods Corporation	342,837
4,261	J.M. Smucker Company	558,532
9,260	Kellogg Company	672,369
13,062	Kimberly-Clark Corporation	1,719,351
21,857	Kraft Heinz Company	1,984,834
33,850	Kroger Company	998,237
4,170	McCormick & Company, Inc.	406,784
6,738	Mead Johnson Nutrition Company	600,221
6,780	Molson Coors Brewing Company	648,914
56,062	Mondelez International, Inc.	2,415,151
14,740	Monster Beverage Corporation[a]	680,546
52,260	PepsiCo, Inc.	5,845,804
56,850	Philip Morris International, Inc.	6,418,365
93,918	Procter & Gamble Company	8,438,532
30,348	Reynolds American, Inc.	1,912,531
5,450	Safeway, Inc. (Casa Ley SA de CV) Contingent Value Rights[a,c]	4,978
5,450	Safeway, Inc. (Property Development Centers, LLC) Contingent Value Rights[a,c]	239

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
230

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (96.9%)	Value
Consumer Staples (9.0%) - continued
18,260	Sysco Corporation	$948,059
10,510	Tyson Foods, Inc.	648,572
31,430	Walgreens Boots Alliance, Inc.	2,610,261
55,260	Wal-Mart Stores, Inc.	3,983,141
11,670	Whole Foods Market, Inc.	346,832

	Total	69,211,101

Energy (6.4%)
20,612	Anadarko Petroleum Corporation	1,277,944
14,020	Apache Corporation	720,488
15,683	Baker Hughes, Inc.	938,157
17,490	Cabot Oil & Gas Corporation	418,186
28,040	Chesapeake Energy Corporation[a,b]	166,558
69,496	Chevron Corporation	7,461,786
3,500	Cimarex Energy Company	418,215
5,440	Concho Resources, Inc.[a]	698,170
45,459	ConocoPhillips	2,267,040
19,340	Devon Energy Corporation	806,865
21,250	EOG Resources, Inc.	2,072,937
6,390	EQT Corporation	390,429
152,330	Exxon Mobil Corporation	12,492,583
31,790	Halliburton Company	1,564,386
4,010	Helmerich & Payne, Inc.	266,946
9,900	Hess Corporation	477,279
70,580	Kinder Morgan, Inc.	1,534,409
31,368	Marathon Oil Corporation	495,614
19,468	Marathon Petroleum Corporation	983,913
5,970	Murphy Oil Corporation	170,682
13,980	National Oilwell Varco, Inc.	560,458
7,300	Newfield Exploration Company[a]	269,443
16,090	Noble Energy, Inc.	552,531
28,080	Occidental Petroleum Corporation	1,779,149
7,710	ONEOK, Inc.	427,442
16,264	Phillips 66	1,288,434
6,220	Pioneer Natural Resources Company	1,158,351
6,930	Range Resources Corporation	201,663
51,319	Schlumberger, Ltd.	4,008,014
18,250	Southwestern Energy Company[a]	149,102
17,160	TechnipFMC plc[a]	557,700
4,330	Tesoro Corporation	350,990
14,490	Transocean, Ltd.[a,b]	180,400
16,640	Valero Energy Corporation	1,103,066
30,320	Williams Companies, Inc.	897,169

	Total	49,106,499

Financials (13.9%)
2,080	Affiliated Managers Group, Inc.	340,995
14,740	Aflac, Inc.	1,067,471
13,402	Allstate Corporation	1,092,129
27,810	American Express Company	2,200,049
34,017	American International Group, Inc.	2,123,681
5,660	Ameriprise Financial, Inc.	733,989
9,655	Aon plc	1,145,952
6,570	Arthur J. Gallagher & Company	371,468
2,040	Assurant, Inc.	195,167
367,930	Bank of America Corporation	8,679,469
38,092	Bank of New York Mellon Corporation	1,799,085
29,630	BB&T Corporation	1,324,461
69,799	Berkshire Hathaway, Inc.[a]	11,634,097
4,470	BlackRock, Inc.	1,714,290
17,623	Capital One Financial Corporation	1,527,209
3,360	CBOE Holdings, Inc.	272,395
44,635	Charles Schwab Corporation	1,821,554
17,128	Chubb, Ltd.	2,333,690
5,498	Cincinnati Financial Corporation	397,340
101,583	Citigroup, Inc.	6,076,695

Shares	Common Stock (96.9%)	Value
Financials (13.9%) - continued
18,710	Citizens Financial Group, Inc.	$646,430
12,500	CME Group, Inc.	1,485,000
6,460	Comerica, Inc.	443,027
14,115	Discover Financial Services	965,325
10,090	E*TRADE Financial Corporation[a]	352,040
27,494	Fifth Third Bancorp	698,348
12,660	Franklin Resources, Inc.	533,492
13,570	Goldman Sachs Group, Inc.	3,117,300
13,740	Hartford Financial Services Group, Inc.	660,482
39,841	Huntington Bancshares, Inc.	533,471
21,890	Intercontinental Exchange, Inc.	1,310,554
14,790	Invesco, Ltd.	453,018
130,868	J.P. Morgan Chase & Company	11,495,445
39,300	KeyCorp	698,754
11,871	Leucadia National Corporation	308,646
8,284	Lincoln National Corporation	542,188
10,130	Loews Corporation	473,780
5,646	M&T Bank Corporation	873,606
18,930	Marsh & McLennan Companies, Inc.	1,398,738
40,012	MetLife, Inc.	2,113,434
6,090	Moody’s Corporation	682,324
52,810	Morgan Stanley	2,262,380
4,230	Nasdaq, Inc.	293,773
10,660	Navient Corporation	157,342
7,900	Northern Trust Corporation	683,982
12,580	People’s United Financial, Inc.	228,956
17,844	PNC Financial Services Group, Inc.	2,145,562
9,810	Principal Financial Group, Inc.	619,109
21,380	Progressive Corporation	837,668
15,820	Prudential Financial, Inc.	1,687,678
4,700	Raymond James Financial, Inc.	358,422
44,227	Regions Financial Corporation	642,618
9,490	S&P Global, Inc.	1,240,723
13,170	State Street Corporation	1,048,464
18,010	SunTrust Banks, Inc.	995,953
28,190	Synchrony Financial	966,917
8,918	T. Rowe Price Group, Inc.	607,762
4,020	Torchmark Corporation	309,701
10,281	Travelers Companies, Inc.	1,239,272
58,395	U.S. Bancorp	3,007,342
8,394	Unum Group	393,595
165,230	Wells Fargo & Company	9,196,702
4,697	Willis Towers Watson plc	614,790
9,750	XL Group, Ltd.	388,635
7,440	Zions Bancorporation	312,480

	Total	106,876,414

Health Care (13.4%)
63,369	Abbott Laboratories	2,814,217
58,610	AbbVie, Inc.	3,819,028
12,989	Aetna, Inc.	1,656,747
8,310	Alexion Pharmaceuticals, Inc.[a]	1,007,504
12,322	Allergan plc	2,943,972
6,070	AmerisourceBergen Corporation	537,195
27,050	Amgen, Inc.	4,438,093
9,770	Anthem, Inc.	1,615,763
17,850	Baxter International, Inc.	925,701
7,825	Becton, Dickinson and Company	1,435,418
7,910	Biogen, Inc.[a]	2,162,752
50,040	Boston Scientific Corporation[a]	1,244,495
61,568	Bristol-Myers Squibb Company	3,348,068
2,640	C.R. Bard, Inc.	656,146
11,595	Cardinal Health, Inc.	945,572
28,510	Celgene Corporation[a]	3,547,499
6,360	Centene Corporation[a]	453,214

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
231

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (96.9%)	Value
Health Care (13.4%) - continued
10,780	Cerner Corporation[a]	$634,403
9,510	CIGNA Corporation	1,393,120
1,800	Cooper Companies, Inc.	359,802
22,430	Danaher Corporation	1,918,438
5,730	DaVita, Inc.[a]	389,468
8,460	Dentsply Sirona, Inc.	528,242
7,820	Edwards Lifesciences Corporation[a]	735,627
35,570	Eli Lilly and Company	2,991,793
4,330	Envision Healthcare Corporation[a]	265,516
22,305	Express Scripts Holding Company[a]	1,470,123
48,060	Gilead Sciences, Inc.	3,264,235
10,650	HCA Holdings, Inc.[a]	947,744
2,890	Henry Schein, Inc.[a]	491,213
10,270	Hologic, Inc.[a]	436,989
5,530	Humana, Inc.	1,139,954
3,240	IDEXX Laboratories, Inc.[a]	500,936
5,330	Illumina, Inc.[a]	909,511
6,470	Incyte Corporation[a]	864,845
1,350	Intuitive Surgical, Inc.[a]	1,034,735
99,710	Johnson & Johnson	12,418,880
3,760	Laboratory Corporation of America Holdings[a]	539,447
3,870	Mallinckrodt, LLC[a]	172,486
7,782	McKesson Corporation	1,153,759
50,279	Medtronic plc	4,050,476
100,883	Merck & Company, Inc.	6,410,106
950	Mettler-Toledo International, Inc.[a]	454,965
16,860	Mylan NVa	657,371
3,020	Patterson Companies, Inc.	136,595
4,020	PerkinElmer, Inc.	233,401
5,270	Perrigo Company plc	349,875
218,770	Pfizer, Inc.	7,484,122
5,050	Quest Diagnostics, Inc.	495,860
2,790	Regeneron Pharmaceuticals, Inc.[a]	1,081,153
11,380	Stryker Corporation	1,498,177
14,330	Thermo Fisher Scientific, Inc.	2,201,088
35,560	UnitedHealth Group, Inc.	5,832,196
3,290	Universal Health Services, Inc.	409,440
3,430	Varian Medical Systems, Inc.[a]	312,576
9,150	Vertex Pharmaceuticals, Inc.[a]	1,000,552
2,940	Waters Corporation[a]	459,551
7,410	Zimmer Biomet Holdings, Inc.	904,835
17,980	Zoetis, Inc.	959,593

	Total	103,044,582

Industrials (9.7%)
21,890	3M Company	4,188,214
1,620	Acuity Brands, Inc.	330,480
4,530	Alaska Air Group, Inc.	417,757
3,501	Allegion plc	265,026
18,510	American Airlines Group, Inc.	782,973
8,440	AMETEK, Inc.	456,435
16,201	Arconic, Inc.	426,734
20,970	Boeing Company	3,708,754
5,190	C.H. Robinson Worldwide, Inc.	401,135
21,490	Caterpillar, Inc.	1,993,412
3,160	Cintas Corporation	399,866
33,950	CSX Corporation	1,580,372
5,690	Cummins, Inc.	860,328
10,780	Deere & Company	1,173,511
26,850	Delta Air Lines, Inc.	1,234,026
5,720	Dover Corporation	459,602
1,350	Dun & Bradstreet Corporation	145,719
16,474	Eaton Corporation plc	1,221,547
23,750	Emerson Electric Company	1,421,675
4,400	Equifax, Inc.	601,656

Shares	Common Stock (96.9%)	Value
Industrials (9.7%) - continued
6,620	Expeditors International of Washington, Inc.	$373,964
10,620	Fastenal Company	546,930
9,050	FedEx Corporation	1,766,107
4,800	Flowserve Corporation	232,416
5,130	Fluor Corporation	269,941
11,045	Fortive Corporation	665,130
5,630	Fortune Brands Home and Security, Inc.	342,585
10,470	General Dynamics Corporation	1,959,984
320,877	General Electric Company	9,562,135
28,005	Honeywell International, Inc.	3,496,984
11,460	Illinois Tool Works, Inc.	1,518,106
9,560	Ingersoll-Rand plc	777,419
4,480	Jacobs Engineering Group, Inc.	247,654
3,200	JB Hunt Transport Services, Inc.	293,568
34,545	Johnson Controls International plc	1,455,035
3,930	Kansas City Southern	337,037
2,860	L3 Technologies, Inc.	472,729
9,190	Lockheed Martin Corporation	2,459,244
11,770	Masco Corporation	400,062
12,360	Nielsen Holdings plc	510,592
10,680	Norfolk Southern Corporation	1,195,840
6,428	Northrop Grumman Corporation	1,528,835
12,907	PACCAR, Inc.	867,350
4,905	Parker Hannifin Corporation	786,370
6,159	Pentair, Ltd.	386,662
5,560	Quanta Services, Inc.[a]	206,332
10,790	Raytheon Company	1,645,475
8,480	Republic Services, Inc.	532,629
4,710	Robert Half International, Inc.	229,989
4,740	Rockwell Automation, Inc.	738,065
4,810	Rockwell Collins, Inc.	467,340
3,740	Roper Industries, Inc.	772,273
1,970	Ryder System, Inc.	148,617
22,610	Southwest Airlines Company	1,215,514
5,610	Stanley Black & Decker, Inc.	745,401
3,130	Stericycle, Inc.[a]	259,446
9,930	Textron, Inc.	472,569
1,830	TransDigm Group, Inc.	402,893
29,870	Union Pacific Corporation	3,163,830
10,540	United Continental Holdings, Inc.[a]	744,546
25,380	United Parcel Service, Inc.	2,723,274
3,100	United Rentals, Inc.[a]	387,655
27,570	United Technologies Corporation	3,093,630
5,680	Verisk Analytics, Inc.[a]	460,875
1,990	W.W. Grainger, Inc.	463,192
14,879	Waste Management, Inc.	1,084,977
6,590	Xylem, Inc.	330,950

	Total	74,811,373

Information Technology (21.5%)
22,890	Accenture plc	2,744,053
25,400	Activision Blizzard, Inc.	1,266,444
18,230	Adobe Systems, Inc.[a]	2,372,270
27,960	Advanced Micro Devices, Inc.[a]	406,818
11,825	Agilent Technologies, Inc.	625,188
6,360	Akamai Technologies, Inc.[a]	379,692
2,070	Alliance Data Systems Corporation	515,430
10,920	Alphabet, Inc., Class Aa	9,257,976
10,859	Alphabet, Inc., Class Ca	9,008,192
11,300	Amphenol Corporation	804,221
13,358	Analog Devices, Inc.	1,094,688
192,600	Apple, Inc.	27,668,916
39,480	Applied Materials, Inc.	1,535,772
7,210	Autodesk, Inc.[a]	623,449

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
232

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (96.9%)	Value
Information Technology (21.5%) - continued
16,460	Automatic Data Processing, Inc.	$1,685,339
14,773	Broadcom, Ltd.	3,234,696
11,522	CA, Inc.	365,478
184,020	Cisco Systems, Inc.	6,219,876
5,770	Citrix Systems, Inc.[a]	481,160
22,270	Cognizant Technology Solutions Corporation[a]	1,325,510
5,320	Computer Sciences Government Services, Inc.	155,823
34,120	Corning, Inc.	921,240
37,070	eBay, Inc.[a]	1,244,440
11,300	Electronic Arts, Inc.[a]	1,011,576
2,380	F5 Networks, Inc.[a]	339,317
86,630	Facebook, Inc.[a]	12,305,792
12,130	Fidelity National Information Services, Inc.	965,791
7,900	Fiserv, Inc.[a]	910,949
5,010	FLIR Systems, Inc.	181,763
5,590	Global Payments, Inc.	451,001
4,580	Harris Corporation	509,617
61,266	Hewlett Packard Enterprise Company	1,452,004
62,226	HP, Inc.	1,112,601
173,440	Intel Corporation	6,255,981
31,530	International Business Machines Corporation	5,490,634
8,940	Intuit, Inc.	1,036,951
14,050	Juniper Networks, Inc.	391,012
5,730	KLA-Tencor Corporation	544,751
5,970	Lam Research Corporation	766,309
34,650	MasterCard, Inc.	3,897,086
7,950	Microchip Technology, Inc.	586,551
38,040	Micron Technology, Inc.[a]	1,099,356
284,390	Microsoft Corporation	18,729,925
6,065	Motorola Solutions, Inc.	522,924
9,990	NetApp, Inc.	418,082
21,570	NVIDIA Corporation	2,349,620
110,597	Oracle Corporation	4,933,732
11,740	Paychex, Inc.	691,486
41,260	PayPal Holdings, Inc.[a]	1,775,005
4,640	Qorvo, Inc.[a]	318,118
54,370	QUALCOMM, Inc.	3,117,576
6,550	Red Hat, Inc.[a]	566,575
24,070	Salesforce.com, Inc.[a]	1,985,534
10,880	Seagate Technology plc	499,718
6,790	Skyworks Solutions, Inc.	665,284
22,674	Symantec Corporation	695,638
5,530	Synopsys, Inc.[a]	398,879
13,070	TE Connectivity, Ltd.	974,369
4,800	Teradata Corporation[a]	149,376
36,670	Texas Instruments, Inc.	2,954,135
6,090	Total System Services, Inc.	325,571
3,260	VeriSign, Inc.[a]	283,979
68,190	Visa, Inc.	6,060,045
10,563	Western Digital Corporation	871,764
17,710	Western Union Company	360,399
31,545	Xerox Corporation	231,540
9,170	Xilinx, Inc.	530,851
32,090	Yahoo!, Inc.[a]	1,489,297

	Total	165,145,135

Materials (2.6%)
8,010	Air Products and Chemicals, Inc.	1,083,673
4,150	Albemarle Corporation	438,406
3,300	Avery Dennison Corporation	265,980
6,420	Ball Corporation	476,749
8,570	CF Industries Holdings, Inc.	251,530

Shares	Common Stock (96.9%)	Value
Materials (2.6%) - continued
41,103	Dow Chemical Company	$2,611,685
31,801	E.I. du Pont de Nemours and Company	2,554,574
5,400	Eastman Chemical Company	436,320
9,620	Ecolab, Inc.	1,205,771
4,910	FMC Corporation	341,687
48,672	Freeport-McMoRan, Inc.[a]	650,258
2,900	International Flavors & Fragrances, Inc.	384,337
15,121	International Paper Company	767,844
12,150	LyondellBasell Industries NV	1,107,959
2,330	Martin Marietta Materials, Inc.	508,523
16,098	Monsanto Company	1,822,294
12,940	Mosaic Company	377,589
19,568	Newmont Mining Corporation	644,961
11,750	Nucor Corporation	701,710
9,430	PPG Industries, Inc.	990,904
10,500	Praxair, Inc.	1,245,300
7,142	Sealed Air Corporation	311,248
4,880	Vulcan Materials Company	587,942
9,169	Westrock Company	477,063

	Total	20,244,307

Real Estate (2.9%)
3,260	Alexandria Real Estate Equities, Inc.	360,295
15,680	American Tower Corporation	1,905,747
5,766	Apartment Investment & Management Company	255,722
5,041	AvalonBay Communities, Inc.	925,528
5,650	Boston Properties, Inc.	748,117
11,080	CBRE Group, Inc.[a]	385,473
13,230	Crown Castle International Corporation	1,249,573
5,860	Digital Realty Trust, Inc.	623,445
2,866	Equinix, Inc.	1,147,460
13,480	Equity Residential	838,726
2,420	Essex Property Trust, Inc.	560,303
4,620	Extra Space Storage, Inc.	343,682
2,660	Federal Realty Investment Trust	355,110
21,520	General Growth Properties, Inc.	498,834
17,310	HCP, Inc.	541,457
27,131	Host Hotels & Resorts, Inc.	506,264
9,022	Iron Mountain, Inc.	321,815
15,710	Kimco Realty Corporation	347,034
4,440	Macerich Company	285,936
4,180	Mid-America Apartment Communities, Inc.	425,273
19,416	Prologis, Inc.	1,007,302
5,510	Public Storage, Inc.	1,206,194
9,970	Realty Income Corporation	593,514
5,380	Regency Centers Corporation	357,178
11,764	Simon Property Group, Inc.	2,023,761
3,710	SL Green Realty Corporation	395,560
9,810	UDR, Inc.	355,711
13,110	Ventas, Inc.	852,674
6,337	Vornado Realty Trust	635,664
13,390	Welltower, Inc.	948,280
27,420	Weyerhaeuser Company	931,732

	Total	21,933,364

Telecommunications Services (2.3%)
226,076	AT&T, Inc.	9,393,458
20,165	CenturyLink, Inc.[b]	475,289
10,761	Level 3 Communications, Inc.[a]	615,744

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
233

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (96.9%)	Value
Telecommunications Services (2.3%) - continued
150,446	Verizon Communications, Inc.	$7,334,243

	Total	17,818,734

Utilities (3.1%)
24,270	AES Corporation	271,339
8,390	Alliant Energy Corporation	332,328
8,960	Ameren Corporation	489,126
18,100	American Electric Power Company, Inc.	1,215,053
6,560	American Water Works Company, Inc.	510,171
15,863	CenterPoint Energy, Inc.	437,343
10,300	CMS Energy Corporation	460,822
11,230	Consolidated Edison, Inc.	872,122
23,164	Dominion Resources, Inc.	1,796,831
6,600	DTE Energy Company	673,926
25,782	Duke Energy Corporation	2,114,382
11,980	Edison International, Inc.	953,728
6,600	Entergy Corporation	501,336
11,680	Eversource Energy	686,550
34,084	Exelon Corporation	1,226,342
16,294	FirstEnergy Corporation	518,475
17,210	NextEra Energy, Inc.	2,209,248
11,959	NiSource, Inc.	284,505
11,560	NRG Energy, Inc.	216,172
18,650	PG&E Corporation	1,237,614
4,100	Pinnacle West Capital Corporation	341,858
25,010	PPL Corporation	935,124
18,650	Public Service Enterprise Group, Inc.	827,127
5,270	SCANA Corporation	344,395
9,215	Sempra Energy	1,018,258
36,440	Southern Company	1,813,983
11,616	WEC Energy Group, Inc.	704,278
18,665	Xcel Energy, Inc.	829,659

	Total	23,822,095

	Total Common Stock (cost $472,077,244)	745,076,260

Shares	Collateral Held for Securities Loaned (0.1%)	Value
1,009,575	Thrivent Cash Management Trust	1,009,575

	Total Collateral Held for Securities Loaned (cost $1,009,575)	1,009,575

Shares or Principal Amount	Short-Term Investments (3.0%)[d]	Value
	Federal Home Loan Bank Discount Notes
600,000	0.755%, 5/5/2017[e]	599,611
300,000	0.775%, 5/31/2017[e]	299,647
200,000	0.795%, 6/13/2017	199,704
200,000	0.840%, 7/19/2017[e]	199,536
	Thrivent Core Short-Term Reserve Fund
2,217,625	1.070%	22,176,250

	Total Short-Term Investments (cost $23,474,604)	23,474,748

	Total Investments (cost $496,561,423) 100.0%	$769,560,583

	Other Assets and Liabilities, Net (<0.1%)	(292,223)

	Total Net Assets 100.0%	$769,268,360

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of March 31, 2017:

Securities Lending Transactions

Common Stock	$991,936

Total lending	$991,936
Gross amount payable upon return of collateral for securities loaned	$1,009,575

Net amounts due to counterparty	$17,639

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$280,962,934
Gross unrealized depreciation	(7,963,774)

Net unrealized appreciation (depreciation)	$272,999,160

Cost for federal income tax purposes	$496,561,423

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
234

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	93,062,656	93,062,656	–	–
Consumer Staples	69,211,101	69,205,884	–	5,217
Energy	49,106,499	49,106,499	–	–
Financials	106,876,414	106,876,414	–	–
Health Care	103,044,582	103,044,582	–	–
Industrials	74,811,373	74,811,373	–	–
Information Technology	165,145,135	165,145,135	–	–
Materials	20,244,307	20,244,307	–	–
Real Estate	21,933,364	21,933,364	–	–
Telecommunications Services	17,818,734	17,818,734	–	–
Utilities	23,822,095	23,822,095	–	–
Short-Term Investments	1,298,498	–	1,298,498	–

Subtotal Investments in Securities	$746,374,758	$745,071,043	$1,298,498	$5,217

Other Investments*	Total
Short-Term Investments	22,176,250
Collateral Held for Securities Loaned	1,009,575

Subtotal Other Investments	$23,185,825

Total Investments at Value	$769,560,583

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	56,992	56,992	–	–

Total Liability Derivatives	$56,992	$56,992	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Index Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $1,098,794 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CME E-mini S&P 500 Index	196	June 2017	$23,177,152	$23,120,160	($56,992)
Total Futures Contracts					($56,992)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
235

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$848,560	$4,228,119	$4,067,104	1,009,575	$1,009,575	$2,970
Core Short-Term Reserve Fund	18,542,637	41,043,121	37,409,508	2,217,625	22,176,250	60,751
Total Value and Income Earned	$19,391,197				$23,185,825	$63,721

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
236

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$1,161,206	3.750%, 6/30/2019	$1,167,198

	Total	1,167,198

Capital Goods (0.3%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,225,646	5.030%, 11/30/2023	2,246,523

	Total	2,246,523

Communications Services (0.5%)
	Cengage Learning Acquisitions, Term Loan
4,229,347	5.250%, 6/7/2023	4,024,477

	Total	4,024,477

Consumer Cyclical (0.7%)
	IMG Worldwide, Inc., Term Loan
2,166,667	8.290%, 5/6/2022	2,188,333
	Mohegan Tribal Gaming Authority, Term Loan
3,296,538	5.500%, 10/13/2023	3,299,967

	Total	5,488,300

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
1,050,000	8.553%, 8/23/2021	1,116,937

	Total	1,116,937

	Total Bank Loans (cost $13,782,819)	14,043,435

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
1,671,141	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[b]	1,098,065

	Total	1,098,065

Basic Materials (6.1%)
	Alcoa Nederland Holding BV
1,575,000	6.750%, 9/30/2024[c]	1,689,188
1,575,000	7.000%, 9/30/2026[c]	1,712,813
	Alpha 3 BV
1,300,000	6.250%, 2/1/2025[c]	1,313,000
	ArcelorMittal SA
2,065,000	6.250%, 3/1/2021[d]	2,230,200
	Bluescope Steel Finance, Ltd.
2,620,000	6.500%, 5/15/2021[c]	2,751,000
	BWAY Holding Company
2,670,000	5.500%, 4/15/2024[c,e]	2,690,025
	Cliffs Natural Resources, Inc.
530,000	5.750%, 3/1/2025[c,d]	512,775
	First Quantum Minerals, Ltd.
2,140,000	7.000%, 2/15/2021[c]	2,204,200
2,675,000	7.250%, 4/1/2023[c]	2,705,094
	GCP Applied Technologies, Inc.
1,440,000	9.500%, 2/1/2023[c]	1,634,400
	Hexion, Inc.
1,590,000	6.625%, 4/15/2020	1,458,825
	Hudbay Minerals, Inc.
375,000	7.250%, 1/15/2023[c]	397,500

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Basic Materials (6.1%) - continued
$ 750,000	7.625%, 1/15/2025[c]	$813,750
	INEOS Group Holdings SA
3,145,000	5.625%, 8/1/2024[c,d]	3,152,862
	Krayton Polymers, LLC
2,675,000	7.000%, 4/15/2025[c]	2,708,438
	Midwest Vanadium, Pty. Ltd.
3,268,453	11.500%, 2/15/2018*,f	81,711
	Novelis Corporation
1,570,000	6.250%, 8/15/2024[c]	1,636,725
2,240,000	5.875%, 9/30/2026[c]	2,284,800
	Peabody Securities Finance Corporation
3,180,000	6.000%, 3/31/2022[c]	3,164,100
	PQ Corporation
1,050,000	6.750%, 11/15/2022[c]	1,118,250
	Resolute Forest Products, Inc.
3,815,000	5.875%, 5/15/2023[d]	3,495,494
	Teck Resources, Ltd.
1,050,000	8.500%, 6/1/2024[c]	1,211,437
	Tembec Industries, Inc.
3,710,000	9.000%, 12/15/2019[c]	3,802,750
	Tronox Finance, LLC
3,180,000	7.500%, 3/15/2022[c,d]	3,275,400
	Versum Materials, Inc.
1,570,000	5.500%, 9/30/2024[c]	1,622,987

	Total	49,667,724

Capital Goods (8.8%)
	Abengoa Abenewco 2 SAU
2,168,229	0.250%, 9/29/2022[c]	271,029
	ABG Orphan Holdco SARL
243,873	5.000%, 2/28/2021[c]	246,312
722,381	5.000%, 2/28/2021[c]	729,605
	Advanced Disposal Services, Inc.
3,155,000	5.625%, 11/15/2024[c]	3,186,550
	AECOM
1,065,000	5.875%, 10/15/2024	1,131,562
1,590,000	5.125%, 3/15/2027[c]	1,593,975
	Anixter, Inc.
3,455,000	5.125%, 10/1/2021	3,593,200
	Ardagh Packaging Finance plc
4,190,000	7.250%, 5/15/2024[c]	4,483,300
3,720,000	6.000%, 2/15/2025[c]	3,761,850
	Berry Plastics Corporation
6,370,000	5.125%, 7/15/2023	6,529,250
	Bombardier, Inc.
4,195,000	7.500%, 3/15/2025[c]	4,310,362
	Building Materials Corporation of America
3,990,000	6.000%, 10/15/2025[c]	4,119,675
	Cemex Finance, LLC
2,245,000	9.375%, 10/12/2022[c]	2,425,722
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[c,d]	2,846,250
	CNH Industrial Capital, LLC
1,800,000	4.375%, 11/6/2020	1,860,750
	CNH Industrial NV
1,800,000	4.500%, 8/15/2023	1,824,750
	Covanta Holding Corporation
1,600,000	5.875%, 7/1/2025	1,603,000
	Eagle Materials, Inc.
1,570,000	4.500%, 8/1/2026	1,562,150
	Flex Acquisition Company, Inc.
2,140,000	6.875%, 1/15/2025[c]	2,184,138

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
237

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Capital Goods (8.8%) - continued
	Herc Rentals, Inc.
$2,995,000	7.750%, 6/1/2024[c]	$3,189,675
	Masonite International Corporation
3,265,000	5.625%, 3/15/2023[c]	3,331,898
	Owens-Brockway Glass Container, Inc.
3,070,000	5.875%, 8/15/2023[c]	3,248,444
	Reynolds Group Issuer, Inc.
2,175,000	5.125%, 7/15/2023[c]	2,234,812
	Ritchie Bros. Auctioneers, Inc.
1,455,000	5.375%, 1/15/2025[c]	1,487,738
	Summit Materials, LLC
2,650,000	6.125%, 7/15/2023	2,703,000
	U.S. Concrete, Inc.
2,880,000	6.375%, 6/1/2024	2,980,800
	United Rentals North America, Inc.
1,060,000	5.500%, 7/15/2025	1,091,800
2,620,000	5.875%, 9/15/2026	2,731,350

	Total	71,262,947

Communications Services (16.7%)
	Altice Financing SA
1,840,000	6.625%, 2/15/2023[c]	1,913,600
3,145,000	7.500%, 5/15/2026[c]	3,341,563
	Altice Finco SA
1,050,000	9.875%, 12/15/2020[c]	1,105,650
540,000	8.125%, 1/15/2024[c,d]	577,800
	AMC Networks, Inc.
2,195,000	4.750%, 12/15/2022	2,205,975
3,100,000	5.000%, 4/1/2024	3,103,875
	Block Communications, Inc.
2,650,000	6.875%, 2/15/2025[c]	2,809,000
	CBS Radio, Inc.
3,155,000	7.250%, 11/1/2024[c,d]	3,312,750
	CCO Holdings, LLC
5,500,000	5.875%, 4/1/2024[c]	5,802,500
	CCOH Safari, LLC
2,500,000	5.750%, 2/15/2026[c]	2,625,000
	Cincinnati Bell, Inc.
2,650,000	7.000%, 7/15/2024[c]	2,779,188
	Clear Channel Worldwide Holdings, Inc.
3,195,000	6.500%, 11/15/2022	3,316,793
	Columbus International, Inc.
5,060,000	7.375%, 3/30/2021[c]	5,420,525
	Digicel, Ltd.
1,680,000	7.000%, 2/15/2020*	1,612,800
3,220,000	6.000%, 4/15/2021*	2,926,175
	Frontier Communications Corporation
3,445,000	8.875%, 9/15/2020	3,634,475
3,713,000	10.500%, 9/15/2022	3,759,413
	Gray Television, Inc.
3,560,000	5.875%, 7/15/2026[c]	3,622,300
	Hughes Satellite Systems Corporation
6,810,000	6.625%, 8/1/2026[c]	6,963,225
	Intelsat Jackson Holdings SA
7,425,000	5.500%, 8/1/2023	6,097,781
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,101,250
	McGraw-Hill Global Education Holdings, LLC
3,145,000	7.875%, 5/15/2024[c,d]	3,042,788

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Communications Services (16.7%) - continued
	Neptune Finco Corporation
$5,630,000	10.875%, 10/15/2025[c]	$6,770,075
	Nexstar Escrow Corporation
3,500,000	5.625%, 8/1/2024[c]	3,552,500
	SFR Group SA
3,590,000	6.000%, 5/15/2022[c]	3,720,137
2,710,000	6.250%, 5/15/2024[c]	2,726,937
2,620,000	7.375%, 5/1/2026[c]	2,698,600
	Sinclair Television Group, Inc.
1,570,000	5.875%, 3/15/2026[c]	1,609,250
	Sprint Communications, Inc.
2,870,000	7.000%, 3/1/2020[c]	3,128,300
5,130,000	6.000%, 11/15/2022	5,245,425
	Sprint Corporation
12,615,000	7.625%, 2/15/2025[d]	13,781,887
	T-Mobile USA, Inc.
3,450,000	6.000%, 4/15/2024	3,678,563
	Unitymedia Hessen GmbH & Company KG
5,100,000	5.500%, 1/15/2023[c]	5,303,439
	Virgin Media Secured Finance plc
1,170,000	5.250%, 1/15/2026[c]	1,177,312
1,050,000	5.500%, 8/15/2026[c]	1,065,750
	Zayo Group, LLC
3,925,000	6.375%, 5/15/2025	4,236,527
1,860,000	5.750%, 1/15/2027[c]	1,961,928
	Ziggo Bond Finance BV
1,320,000	5.875%, 1/15/2025[c]	1,329,900

	Total	135,060,956

Consumer Cyclical (13.3%)
	Allison Transmission, Inc.
3,835,000	5.000%, 10/1/2024[c]	3,873,350
	American Axle & Manufacturing, Inc.
2,673,000	6.250%, 4/1/2025[c]	2,676,341
	Brookfield Residential Properties, Inc.
3,960,000	6.125%, 7/1/2022[c]	4,078,800
	Choice Hotels International, Inc.
3,445,000	5.750%, 7/1/2022	3,746,437
	Cinemark USA, Inc.
4,475,000	4.875%, 6/1/2023	4,521,987
	CST Brands, Inc.
2,110,000	5.000%, 5/1/2023	2,178,575
	Dana Financing Luxembourg SARL
3,925,000	6.500%, 6/1/2026[c]	4,091,813
	Dollar Tree, Inc.
2,120,000	5.750%, 3/1/2023	2,257,800
	Goodyear Tire & Rubber Company
3,150,000	5.000%, 5/31/2026	3,228,750
	Hanesbrands, Inc.
1,950,000	4.875%, 5/15/2026[c]	1,915,875
	Hilton Escrow Issuer, LLC
2,650,000	4.250%, 9/1/2024[c]	2,616,875
	KB Home
2,000,000	8.000%, 3/15/2020	2,220,000
1,580,000	7.500%, 9/15/2022	1,734,050
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,713,027
1,860,000	5.625%, 2/15/2022	1,950,675
	Lennar Corporation
1,060,000	4.500%, 11/15/2019	1,090,475
3,710,000	4.125%, 1/15/2022	3,742,425
1,590,000	4.750%, 5/30/2025	1,593,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
238

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Consumer Cyclical (13.3%) - continued
	Live Nation Entertainment, Inc.
$3,265,000	4.875%, 11/1/2024[c]	$3,265,000
	LKQ Corporation
4,005,000	4.750%, 5/15/2023	3,984,975
	Mattamy Group Corporation
3,180,000	6.875%, 12/15/2023[c]	3,299,250
	Mohegan Tribal Gaming Authority
3,150,000	7.875%, 10/15/2024[c,d]	3,193,313
	Prime Security Services Borrower, LLC
3,250,000	9.250%, 5/15/2023[c]	3,562,813
	RHP Hotel Properties, LP
790,000	5.000%, 4/15/2021	801,850
960,000	5.000%, 4/15/2023	974,400
	Rite Aid Corporation
3,165,000	6.750%, 6/15/2021	3,188,738
3,160,000	6.125%, 4/1/2023[c,d]	3,132,350
	Scientific Games International, Inc.
2,190,000	6.625%, 5/15/2021	2,053,125
2,120,000	7.000%, 1/1/2022[c]	2,265,750
2,650,000	10.000%, 12/1/2022	2,825,563
	Seminole Indian Tribe of Florida
2,710,000	7.804%, 10/1/2020*	2,791,300
	ServiceMaster Company, LLC
4,210,000	5.125%, 11/15/2024[c]	4,315,250
	Six Flags Entertainment Corporation
4,280,000	4.875%, 7/31/2024[c,e]	4,223,825
	Studio City Finance, Ltd.
2,665,000	8.500%, 12/1/2020[c,d]	2,788,256
	Toll Brothers Finance Corporation
2,660,000	4.875%, 11/15/2025	2,679,950
	Tunica-Biloxi Gaming Authority
4,570,000	9.000%, 11/15/2015*,f	1,599,500
	West Corporation
2,560,000	5.375%, 7/15/2022[c]	2,515,200
	Yum! Brands, Inc.
2,090,000	5.250%, 6/1/2026[c]	2,126,575
	ZF North America Capital, Inc.
2,125,000	4.500%, 4/29/2022[c]	2,212,656
835,000	4.750%, 4/29/2025[c]	864,225

	Total	107,895,094

Consumer Non-Cyclical (11.2%)
	Air Medical Merger Sub Corporation
3,190,000	6.375%, 5/15/2023[c]	3,086,325
	Albertsons Companies, LLC
2,620,000	6.625%, 6/15/2024[c]	2,678,950
	B&G Foods, Inc.
3,550,000	4.625%, 6/1/2021	3,576,625
	CHS/Community Health Systems, Inc.
2,120,000	6.875%, 2/1/2022	1,815,250
2,670,000	6.250%, 3/31/2023	2,723,400
	Community Health Systems, Inc.
2,120,000	8.000%, 11/15/2019[d]	2,077,600
	Cott Beverages, Inc.
3,265,000	5.375%, 7/1/2022	3,330,300
	Cott Holdings, Inc.
2,138,000	5.500%, 4/1/2025[c]	2,176,056
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[c]	4,324,800
	Envision Healthcare Corporation
3,795,000	5.125%, 7/1/2022[c]	3,862,589
	Grifols Worldwide Operations, Ltd.
4,395,000	5.250%, 4/1/2022	4,562,010

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Consumer Non-Cyclical (11.2%) - continued
	HCA, Inc.
$2,645,000	6.500%, 2/15/2020	$2,894,635
4,810,000	5.875%, 3/15/2022	5,291,000
2,035,000	4.750%, 5/1/2023	2,121,487
3,705,000	5.375%, 2/1/2025	3,853,200
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[c]	3,347,500
4,705,000	5.750%, 6/15/2025[c]	4,752,050
	Lamb Weston Holdings, Inc.
1,580,000	4.625%, 11/1/2024[c]	1,611,600
	MPH Acquisition Holdings, LLC
4,190,000	7.125%, 6/1/2024[c]	4,504,774
	Post Holdings, Inc.
1,590,000	5.500%, 3/1/2025[c]	1,586,025
3,210,000	5.000%, 8/15/2026[c]	3,073,575
	Revlon Consumer Products Corporation
4,760,000	5.750%, 2/15/2021	4,754,050
	Spectrum Brands, Inc.
2,120,000	5.750%, 7/15/2025	2,241,900
	Teleflex, Inc.
2,525,000	5.250%, 6/15/2024	2,575,500
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,436,875
530,000	7.500%, 1/1/2022[c,d]	572,400
	Valeant Pharmaceuticals International
2,600,000	7.250%, 7/15/2022[c,d]	2,216,500
	Valeant Pharmaceuticals International, Inc.
1,590,000	5.625%, 12/1/2021[c]	1,279,950
5,305,000	5.500%, 3/1/2023[c]	4,084,850
	VPII Escrow Corporation
3,170,000	7.500%, 7/15/2021[c]	2,777,713

	Total	91,189,489

Energy (12.8%)
	Antero Resources Corporation
1,585,000	5.125%, 12/1/2022	1,605,803
2,640,000	5.625%, 6/1/2023	2,699,400
	California Resources Corporation
3,180,000	8.000%, 12/15/2022[c]	2,591,700
	Cheniere Corpus Christi Holdings, LLC
2,200,000	7.000%, 6/30/2024[c]	2,422,750
2,750,000	5.875%, 3/31/2025[c]	2,866,875
	Chesapeake Energy Corporation
3,446,000	8.000%, 1/15/2025[c,d]	3,446,000
	Concho Resources, Inc.
3,425,000	4.375%, 1/15/2025	3,446,406
	Continental Resources, Inc.
3,670,000	5.000%, 9/15/2022	3,706,700
2,610,000	4.500%, 4/15/2023	2,544,750
	Crestwood Midstream Partners, LP
2,635,000	6.250%, 4/1/2023	2,733,812
	Diamondback Energy, Inc.
2,105,000	4.750%, 11/1/2024[c]	2,117,420
	Energy Transfer Equity, LP
4,245,000	5.500%, 6/1/2027	4,436,025
	Holly Energy Partners, LP
915,000	6.000%, 8/1/2024[c]	958,463
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020	1,353,600
1,590,000	5.000%, 3/1/2021	961,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
239

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Energy (12.8%) - continued
	MEG Energy Corporation
$3,160,000	6.375%, 1/30/2023[c]	$2,820,300
	MPLX, LP
4,740,000	4.875%, 12/1/2024	4,985,760
	Murphy Oil Corporation
1,310,000	6.875%, 8/15/2024	1,388,600
	Noble Holding International, Ltd.
2,120,000	7.750%, 1/15/2024[d]	2,035,200
	ONEOK, Inc.
2,675,000	7.500%, 9/1/2023	3,123,491
	Precision Drilling Corporation
1,464,879	6.625%, 11/15/2020	1,472,203
1,060,000	6.500%, 12/15/2021	1,057,583
2,630,000	7.750%, 12/15/2023[c]	2,768,075
1,350,000	5.250%, 11/15/2024	1,275,750
	Range Resources Corporation
4,180,000	5.000%, 3/15/2023[c]	4,117,300
	Rice Energy, Inc.
4,605,000	6.250%, 5/1/2022	4,743,150
1,060,000	7.250%, 5/1/2023	1,128,900
	Rowan Companies, Inc.
5,240,000	4.875%, 6/1/2022	5,004,200
	Sabine Pass Liquefaction, LLC
2,085,000	5.625%, 3/1/2025	2,260,251
2,620,000	5.875%, 6/30/2026[c]	2,888,508
	Sunoco, LP
2,665,000	5.500%, 8/1/2020	2,691,650
1,330,000	6.375%, 4/1/2023	1,349,950
	Tesoro Corporation
4,745,000	4.750%, 12/15/2023[c]	4,897,267
	Tesoro Logistics, LP
2,400,000	5.500%, 10/15/2019	2,532,000
2,130,000	6.250%, 10/15/2022	2,249,812
	Weatherford International, Ltd.
2,095,000	7.750%, 6/15/2021[d]	2,259,981
2,355,000	4.500%, 4/15/2022[d]	2,254,912
	Williams Companies, Inc.
970,000	4.550%, 6/24/2024	977,275
	WPX Energy, Inc.
2,190,000	7.500%, 8/1/2020	2,321,400
2,670,000	8.250%, 8/1/2023[d]	2,970,375

	Total	103,465,547

Financials (8.2%)
	Aircastle, Ltd.
3,200,000	5.000%, 4/1/2023	3,368,000
	Ally Financial, Inc.
4,670,000	4.125%, 3/30/2020	4,763,400
2,380,000	4.125%, 2/13/2022	2,384,451
	Banco do Brasil SA/Cayman Islands
1,750,000	6.250%, 4/15/2024[c,g]	1,461,600
	BBVA International Preferred SA Unipersonal
1,585,000	5.919%, 4/18/2017[d,g]	1,585,792
	Centene Escrow Corporation
4,440,000	6.125%, 2/15/2024	4,767,450
	CIT Group, Inc.
3,765,000	3.875%, 2/19/2019	3,861,384
	Credit Agricole SA
1,065,000	6.625%, 9/23/2019[c,d,g]	1,051,687
	CyrusOne, LP
1,870,000	5.000%, 3/15/2024[c]	1,921,425
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[c]	3,723,426

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Financials (8.2%) - continued
	Grinding Media, Inc.
$2,500,000	7.375%, 12/15/2023[c]	$2,625,000
	HSBC Holdings plc
1,040,000	6.875%, 6/1/2021[g]	1,107,600
	Icahn Enterprises, LP
3,860,000	6.000%, 8/1/2020	3,975,800
3,710,000	6.250%, 2/1/2022[c]	3,765,650
	ILFC E-Capital Trust II
1,895,000	4.910%, 12/21/2065[c,h]	1,781,300
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020*	2,676,500
	Lloyds Banking Group plc
1,080,000	6.657%, 5/21/2037[c,g]	1,174,500
	MPT Operating Partnership, LP
1,192,000	6.375%, 2/15/2022	1,232,230
3,010,000	5.500%, 5/1/2024	3,062,675
	Park Aerospace Holdings, Ltd.
4,275,000	5.250%, 8/15/2022[c]	4,446,000
	Quicken Loans, Inc.
5,855,000	5.750%, 5/1/2025[c]	5,752,538
	Royal Bank of Scotland Group plc
1,865,000	7.500%, 8/10/2020[g]	1,839,356
	VEREIT Operating Partnership, LP
3,955,000	4.875%, 6/1/2026	4,118,144

	Total	66,445,908

Foreign Government (0.4%)
	Argentina Government International Bond
3,180,000	6.875%, 1/26/2027[c]	3,218,160

	Total	3,218,160

Technology (6.5%)
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[c]	6,931,600
	Brocade Communications Systems, Inc.
3,790,000	4.625%, 1/15/2023	3,865,800
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[c]	5,001,813
	Diamond Finance Corporation
1,050,000	5.875%, 6/15/2021[c]	1,103,866
1,570,000	7.125%, 6/15/2024[c]	1,735,553
	Equinix, Inc.
3,185,000	5.750%, 1/1/2025	3,368,137
1,030,000	5.875%, 1/15/2026	1,095,663
	First Data Corporation
3,000,000	5.375%, 8/15/2023[c]	3,123,750
1,910,000	7.000%, 12/1/2023[c]	2,048,475
	Harland Clarke Holdings Corporation
2,120,000	8.375%, 8/15/2022[c]	2,173,000
	Inception Merger Sub, Inc.
4,240,000	8.625%, 11/15/2024[c]	4,467,688
	Micron Technology, Inc.
4,730,000	5.250%, 8/1/2023[c]	4,848,250
	Plantronics, Inc.
2,390,000	5.500%, 5/31/2023[c]	2,410,912
	Sensata Technologies BV
4,870,000	4.875%, 10/15/2023[c]	4,879,107
	SS&C Technologies Holdings, Inc.
1,590,000	5.875%, 7/15/2023	1,681,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
240

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Technology (6.5%) - continued
	Western Digital Corporation
$3,200,000	10.500%, 4/1/2024	$3,768,000

	Total	52,503,039

Transportation (3.4%)
	American Airlines Pass Through Trust
3,147,460	5.600%, 7/15/2020[c]	3,253,687
	Avis Budget Car Rental, LLC
1,670,000	5.125%, 6/1/2022[c,d]	1,612,636
3,550,000	5.500%, 4/1/2023[d]	3,452,375
	Dynagas LNG Partners, LP
2,130,000	6.250%, 10/30/2019	2,103,375
	Eletson Holdings, Inc.
2,170,000	9.625%, 1/15/2022*	1,822,800
	Navios Maritime Holdings, Inc.
2,220,000	8.125%, 2/15/2019	1,986,900
1,895,000	8.125%, 11/15/2021[c]	1,653,387
	Navios South American Logistics, Inc.
1,900,000	7.250%, 5/1/2022[c]	1,862,000
	Teekay Offshore Partners, LP
3,790,000	6.000%, 7/30/2019	3,401,525
	XPO Logistics, Inc.
4,710,000	6.500%, 6/15/2022[c,d]	4,945,500
1,570,000	6.125%, 9/1/2023[c]	1,632,800

	Total	27,726,985

Utilities (2.4%)
	Calpine Corporation
3,720,000	5.375%, 1/15/2023[d]	3,766,500
	Covanta Holding Corporation
1,850,000	6.375%, 10/1/2022	1,910,125
	Dynegy, Inc.
4,720,000	7.625%, 11/1/2024[d]	4,501,700
	Electricite de France SA
2,500,000	5.250%, 1/29/2023[c,g]	2,462,500
	Regency Energy Partners, LP
4,650,000	5.500%, 4/15/2023	4,830,188
	Tesoro Logistics, LP
2,000,000	5.250%, 1/15/2025	2,087,500

	Total	19,558,513

	Total Long-Term Fixed Income (cost $717,597,359)	729,092,427

Shares	Preferred Stock (1.2%)	Value
Consumer Staples (0.1%)
43,350	CHS, Inc., 7.100%[g]	1,238,510

	Total	1,238,510

Financials (1.1%)
62,331	Citigroup, Inc. 6.875%[g]	1,765,837
48,000	Discover Financial Services 6.500%[g]	1,245,600
53,000	Federal National Mortgage Association, 0.000%[g,i]	349,270
86,021	Goldman Sachs Group, Inc., 5.500%[g]	2,307,083
20,016	Morgan Stanley, 6.875%[g]	564,451
18,720	PNC Financial Services Group, Inc.,
	6.125%[g]	531,087

Shares	Preferred Stock (1.2%)	Value
Financials (1.1%) - continued
1,560	Wells Fargo & Company, Convertible,
	7.500%[g]	$1,934,400

	Total	8,697,728

	Total Preferred Stock (cost $9,720,208)	9,936,238

Shares	Registered Investment Companies (0.5%)	Value
Equity Funds/ETFs (0.5%)
28,896	Energy Select Sector SPDR Fund	2,019,830
58,250	SPDR S&P Oil & Gas Exploration & Production ETF[d]	2,180,880

	Total	4,200,710

	Total Registered Investment Companies (cost $3,739,251)	4,200,710

Shares	Common Stock (0.1%)	Value
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[i,j]	12

	Total	12

Financials (<0.1%)
10	New Cotai, LLC*,i,j	500

	Total	500

Industrials (0.1%)
930,630	Abengoa SA, Class Ai	60,561
9,928,936	Abengoa SA, Class Bi	243,621

	Total	304,182

	Total Common Stock (cost $6,838,975)	304,694

Shares	Collateral Held for Securities Loaned (9.7%)	Value
78,410,168	Thrivent Cash Management Trust	78,410,168

	Total Collateral Held for Securities Loaned (cost $78,410,168)	78,410,168

Shares or Principal Amount	Short-Term Investments (5.8%)[k]	Value
	Federal Home Loan Bank Discount Notes
4,050,000	0.770%, 5/26/2017	4,045,646
7,510,000	0.795%, 6/13/2017	7,498,893
	Thrivent Core Short-Term Reserve Fund
3,522,166	1.070%	35,221,663

	Total Short-Term Investments (cost $46,764,792)	46,766,202

	Total Investments (cost $876,853,572) 108.9%	$882,753,874

	Other Assets and Liabilities, Net (8.9%)	(72,248,800)

	Total Net Assets 100.0%	$810,505,074

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
241

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $386,328,488 or 47.7% of total net assets.

d	All or a portion of the security is on loan.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
i	Non-income producing security.
j

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Portfolio as of March 31, 2017 was $13,511,286 or 1.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

Security	Acquisition Date	Cost
Digicel, Ltd., 2/15/2020	2/7/2012	$1,680,000
Digicel, Ltd., 4/15/2021	3/19/2013	3,220,000
Eletson Holdings, Inc., 1/15/2022	12/12/2013	2,139,989
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,650,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	3,095,017
New Cotai, LLC	4/12/2013	308,750
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	2,600,492
Tunica-Biloxi Gaming Authority, 11/15/2017	11/8/2005	4,585,435

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of March 31, 2017:

Securities Lending Transactions

Taxable Debt Security	$73,456,971
Common Stock	2,044,224

Total lending	$75,501,195
Gross amount payable upon return of collateral for securities loaned	$78,410,168

Net amounts due to counterparty	$2,908,973

    Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$26,982,208
Gross unrealized depreciation	(21,081,906)

Net unrealized appreciation (depreciation)	$5,900,302

Cost for federal income tax purposes	$876,853,572

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
242

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,167,198	–	1,167,198	–
Capital Goods	2,246,523	–	2,246,523	–
Communications Services	4,024,477	–	4,024,477	–
Consumer Cyclical	5,488,300	–	3,299,967	2,188,333
Energy	1,116,937	–	1,116,937	–
Long-Term Fixed Income
Asset-Backed Securities	1,098,065	–	1,098,065	–
Basic Materials	49,667,724	–	49,667,724	–
Capital Goods	71,262,947	–	70,016,001	1,246,946
Communications Services	135,060,956	–	135,060,956	–
Consumer Cyclical	107,895,094	–	107,895,094	–
Consumer Non-Cyclical	91,189,489	–	91,189,489	–
Energy	103,465,547	–	103,465,547	–
Financials	66,445,908	–	66,445,908	–
Foreign Government	3,218,160	–	3,218,160	–
Technology	52,503,039	–	52,503,039	–
Transportation	27,726,985	–	27,726,985	–
Utilities	19,558,513	–	19,558,513	–
Preferred Stock
Consumer Staples	1,238,510	1,238,510	–	–
Financials	8,697,728	8,697,728	–	–
Registered Investment Companies
Equity Funds/ETFs	4,200,710	4,200,710	–	–
Common Stock
Consumer Discretionary	12	–	–	12
Financials	500	–	–	500
Industrials	304,182	–	304,182	–
Short-Term Investments	11,544,539	–	11,544,539	–

Subtotal Investments in Securities	$769,122,043	$14,136,948	$751,549,304	$3,435,791

Other Investments*	Total
Short-Term Investments	35,221,663
Collateral Held for Securities Loaned	78,410,168

Subtotal Other Investments	$113,631,831

Total Investments at Value	$882,753,874

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
243

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$74,873,939	$89,441,980	$85,905,751	78,410,168	$78,410,168	$120,490
Core Short-Term Reserve Fund	11,679,914	65,372,072	41,830,323	3,522,166	35,221,663	68,748
Total Value and Income Earned	$86,553,853				$113,631,831	$189,238

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
244

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (2.4%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$235,000	5.000%, 2/28/2024[b,c]	$234,485
	Fortescue Metals Group, Ltd., Term Loan
322,838	3.750%, 6/30/2019	324,504
	Ineos Finance, LLC, Term Loan
840,000	0.000%, 3/31/2022[b,c]	844,049
	Tronox Pigments BV, Term Loan
726,228	4.647%, 3/19/2020	730,164

	Total	2,133,202

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
1,189,311	3.698%, 11/10/2023	1,195,507
	Cortes NP Intermediate Holding II Corporation, Term Loan
810,000	5.030%, 11/30/2023	817,598
	Sterigenics-Nordion Holdings, LLC, Term Loan
555,000	0.000%, 5/15/2022[b,c]	555,000

	Total	2,568,105

Communications Services (0.9%)
	Altice Financing SA, Term Loan
220,000	0.000%, 6/22/2025[b,c]	220,000
	Beasley Broadcast Group, Inc., Term Loan
290,660	7.000%, 11/1/2023	294,293
	Cengage Learning Acquisitions, Term Loan
843,625	5.250%, 6/7/2023	802,760
	CSC Holdings, LLC, Term Loan
508,594	3.943%, 10/11/2024	507,164
	Hargray Communications Group, Inc., Term Loan
1,516,610	4.897%, 6/26/2019	1,522,297
	Hargray Merger Subsidiary Corporation, Term Loan
175,000	0.000%, 6/24/2024[b,c]	175,273
	Intelsat Jackson Holdings SA, Term Loan
239,713	3.887%, 6/30/2019	234,454
	Level 3 Financing, Inc., Term Loan
800,000	3.227%, 2/22/2024	801,000
	LTS Buyer, LLC, Term Loan
1,532,143	4.397%, 4/13/2020	1,537,888
	McGraw-Hill Global Education Holdings, LLC, Term Loan
431,737	5.000%, 5/4/2022	426,462
	NEP/NCP Holdco, Inc., Term Loan
1,536,589	4.250%, 1/22/2020	1,535,943
	SFR Group SA, Term Loan
200,000	0.000%, 3/22/2025[b,c]	199,188
	Sprint Communications, Inc., Term Loan
965,000	3.500%, 2/2/2024	964,315
	TNS, Inc., Term Loan
774,818	5.000%, 2/14/2020	779,661
	Univision Communications, Inc., Term Loan
1,595,620	3.750%, 3/15/2024	1,584,977
	WideOpenWest Finance, LLC, Term Loan
721,375	4.554%, 8/18/2023	724,578

Principal Amount	Bank Loans (2.4%)[a]	Value
Communications Services (0.9%) - continued
	Zayo Group, LLC, Term Loan
$139,125	3.500%, 1/13/2024[b,c]	$139,608
280,875	3.500%, 1/19/2024	281,850

	Total	12,731,711

Consumer Cyclical (0.3%)
	Amaya Holdings BV, Term Loan
1,532,700	4.647%, 8/1/2021	1,535,260
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,301,838	3.700%, 8/13/2021	1,305,496
	Mohegan Tribal Gaming Authority, Term Loan
603,487	5.500%, 10/13/2023	604,115
	Scientific Games International, Inc., Term Loan
1,110,000	4.846%, 10/1/2021	1,123,697

	Total	4,568,568

Consumer Non-Cyclical (0.5%)
	Albertson’s, LLC, Term Loan
287,154	4.401%, 12/21/2022	288,860
520,821	4.302%, 6/22/2023	523,425
	Berry Plastics Corporation, Term Loan
725,000	3.108%, 2/8/2020	728,966
265,000	3.108%, 1/6/2021	266,192
	CHS/Community Health Systems, Inc., Term Loan
710,678	4.048%, 1/27/2021	700,551
	JBS USA LUX SA, Term Loan
805,000	3.289%, 10/30/2022	807,520
	Ortho-Clinical Diagnostics, Inc., Term Loan
715,800	4.750%, 6/30/2021	711,326
	Sterigenics-Nordion Holdings, LLC, Term Loan
733,825	4.397%, 5/15/2022	733,825
	Valeant Pharmaceuticals International, Inc., Term Loan
2,110,027	5.570%, 4/1/2022	2,114,690

	Total	6,875,355

Energy (0.1%)
	Houston Fuel Oil Terminal, LLC, Term Loan
371,193	4.400%, 8/19/2021	369,337
	McJunkin Red Man Corporation, Term Loan
335,306	5.000%, 11/8/2019	336,983

	Total	706,320

Technology (0.3%)
	First Data Corporation, Term Loan
1,235,103	3.984%, 3/24/2021	1,244,144
125,000	3.984%, 7/8/2022	125,911
	Harland Clarke Holdings Corporation, Term Loan
668,622	7.147%, 12/31/2021	673,971
	ON Semiconductor Corporation, Term Loan
128,921	0.000%, 3/31/2023[b,c]	129,431
	Rackspace Hosting, LLC, Term Loan
299,250	4.535%, 11/3/2023	301,078

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
245

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (2.4%)[a]	Value
Technology (0.3%) - continued
	Syniverse Holdings, Inc., Term Loan
$599,563	4.039%, 4/23/2019	$550,848
	Western Digital Corporation, Term Loan
708,225	3.732%, 4/29/2023	711,667
	Xerox Business Services, LLC, Term Loan
284,287	6.334%, 12/7/2023	287,202

	Total	4,024,252

Transportation (<0.1%)
	XPO Logistics, Inc., Term Loan
405,000	3.108%, 11/1/2021	405,948

	Total	405,948

	Total Bank Loans (cost $33,791,879)	34,013,461

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Asset-Backed Securities (2.5%)
	Babson CLO, Ltd.
	0.000%, 10/17/2026, Ser.
3,250,000	2014-IIA, Class AR*,c,d	3,250,000
	Bayview Opportunity Master Fund Trust
	3.721%, 7/28/2035, Ser.
2,194,523	2015-NPLA, Class Ae,f	2,197,151
	Carlyle Global Market Strategies CLO, Ltd.
	2.223%, 10/15/2026, Ser.
2,600,000	2014-4A, Class A1R*,d	2,601,503
	Cent CLO 22, Ltd.
	2.444%, 11/7/2026, Ser.
3,200,000	2014-22A, Class A1R*,d	3,201,094
	Dryden 34 Senior Loan Fund CLO
	0.000%, 10/15/2026, Ser.
3,250,000	2014-34A, Class AR*,c,d,g	3,250,000
	GMAC Mortgage Corporation Loan Trust
	1.278%, 8/25/2035, Ser.
1,044,113	2005-HE1, Class A2[d,h]	999,012
	1.162%, 12/25/2036, Ser.
1,911,377	2006-HE4, Class A1[d,h]	1,782,916
	IndyMac Seconds Asset-Backed Trust
	1.322%, 10/25/2036, Ser.
439,644	2006-2B, Class Ad,h	280,681
	Magnetite XII, Ltd.
	2.353%, 4/15/2027, Ser.
3,200,000	2015-12A, Class AR*,d	3,204,506
	OHA Loan Funding, LLC
	2.180%, 10/20/2026, Ser.
3,250,000	2014-1A, Class A1R*,d	3,250,023
	Renaissance Home Equity Loan Trust
	5.746%, 5/25/2036, Ser.
1,909,875	2006-1, Class AF6[f]	1,254,932
	Shackleton, Ltd.
	2.393%, 4/15/2027, Ser.
3,200,000	2015-7A, Class AR*,d	3,200,166
	Symphony CLO XV, Ltd.
	2.203%, 10/17/2026, Ser.
3,200,000	2014-15A, Class AR*,d	3,201,475

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Asset-Backed Securities (2.5%) - continued
	Vericrest Opportunity Loan Transferee
	3.500%, 6/26/2045, Ser.
$1,461,818	2015-NPL9, Class A1[e]	$1,460,967
	4.250%, 2/26/2046, Ser.
2,185,167	2016-NPL1, Class A1[e,f]	2,195,587

	Total	35,330,013

Basic Materials (3.0%)
	Agrium, Inc.
1,920,000	3.375%, 3/15/2025	1,894,679
	Anglo American plc
1,280,000	3.625%, 5/14/2020[e]	1,289,600
	Barrick Gold Corporation
1,879,000	4.100%, 5/1/2023	2,014,440
	CF Industries, Inc.
2,560,000	3.400%, 12/1/2021[e]	2,556,902
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,725,521
1,920,000	3.000%, 11/15/2022	1,939,469
	First Quantum Minerals, Ltd.
1,280,000	7.000%, 2/15/2021[e]	1,318,400
	Freeport-McMoRan, Inc.
2,675,000	3.875%, 3/15/2023	2,459,983
	Georgia-Pacific, LLC
3,780,000	3.163%, 11/15/2021[e]	3,841,383
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[e]	3,239,256
2,880,000	4.000%, 3/27/2027[e]	2,841,011
	International Paper Company
2,240,000	3.000%, 2/15/2027	2,093,612
1,190,000	4.800%, 6/15/2044	1,184,577
	Kinross Gold Corporation
1,920,000	5.950%, 3/15/2024	2,030,400
	LyondellBasell Industries NV
1,900,000	6.000%, 11/15/2021	2,150,842
1,270,000	5.750%, 4/15/2024	1,451,430
	Vale Overseas, Ltd.
1,280,000	4.375%, 1/11/2022[i]	1,301,248
640,000	6.250%, 8/10/2026	695,200
	Westlake Chemical Corporation
3,200,000	3.600%, 8/15/2026[e]	3,133,472
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,378,905
	Yara International ASA
50,000	7.875%, 6/11/2019[e]	55,645

	Total	43,595,975

Capital Goods (2.3%)
	AECOM
1,230,000	5.875%, 10/15/2024	1,306,875
	BAE Systems plc
1,970,000	4.750%, 10/11/2021[e]	2,125,413
	Bombardier, Inc.
1,280,000	7.500%, 3/15/2025[e]	1,315,200
	Embraer Netherlands Finance BV
1,920,000	5.400%, 2/1/2027	1,980,442
	General Electric Capital Corporation
3,200,000	2.131%, 3/15/2023[d]	3,281,491
	General Electric Company
2,560,000	1.414%, 5/5/2026[d]	2,510,080
	Johnson Controls International plc
1,150,000	5.250%, 12/1/2041	1,227,370
	L3 Technologies, Inc.
2,560,000	4.750%, 7/15/2020	2,736,443

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
246

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Capital Goods (2.3%) - continued
$1,280,000	4.950%, 2/15/2021	$1,375,250
800,000	3.850%, 12/15/2026	811,042
	Republic Services, Inc.
3,170,000	3.550%, 6/1/2022	3,287,544
	Roper Technologies, Inc.
1,920,000	3.125%, 11/15/2022	1,936,627
960,000	3.800%, 12/15/2026	964,110
	Textron, Inc.
1,280,000	4.300%, 3/1/2024	1,343,520
630,000	3.875%, 3/1/2025	640,709
2,560,000	3.650%, 3/15/2027	2,542,059
	United Rentals North America, Inc.
1,250,000	5.500%, 7/15/2025	1,287,500
	Waste Management, Inc.
3,140,000	4.100%, 3/1/2045	3,147,527

	Total	33,819,202

Collateralized Mortgage Obligations (0.6%)
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
1,419,400	2007-A4, Class 1A5	1,213,713
	Countrywide Alternative Loan Trust
	6.000%, 1/25/2037, Ser.
1,856,045	2006-39CB, Class 1A16	1,770,249
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	1.408%, 4/25/2047, Ser.
1,791,669	2007-OA2, Class A1[d]	1,520,399
	Wachovia Mortgage Loan Trust, LLC
	3.385%, 5/20/2036, Ser.
1,016,922	2006-A, Class 2A1	902,968
	WaMu Mortgage Pass Through Certificates
	1.272%, 10/25/2045, Ser.
448,590	2005-AR13, Class A1A1[d]	437,715
	Washington Mutual Mortgage Pass Through Certificates Trust
	1.388%, 2/25/2047, Ser.
3,147,597	2007-OA3, Class 2Ad	2,359,603

	Total	8,204,647

Communications Services (9.3%)
	21st Century Fox America, Inc.
1,900,000	7.625%, 11/30/2028	2,506,362
	America Movil SAB de CV
1,920,000	3.125%, 7/16/2022	1,934,255
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,562,758
2,560,000	3.125%, 1/15/2027	2,395,899
	AT&T, Inc.
2,560,000	2.082%, 6/30/2020[d]	2,589,914
3,310,000	3.800%, 3/15/2022	3,423,364
2,540,000	3.600%, 2/17/2023	2,572,182
3,190,000	4.450%, 4/1/2024	3,334,670
1,000,000	3.950%, 1/15/2025	1,008,348
1,240,000	3.400%, 5/15/2025	1,199,849
3,200,000	4.250%, 3/1/2027	3,246,560
3,190,000	4.300%, 12/15/2042	2,835,530
3,200,000	4.750%, 5/15/2046	2,995,338
	CBS Corporation
1,280,000	2.900%, 1/15/2027	1,192,032
	Charter Communications Operating, LLC
4,370,000	4.464%, 7/23/2022	4,602,047
3,120,000	6.484%, 10/23/2045	3,599,641

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Communications Services (9.3%) - continued
	Columbus International, Inc.
$1,910,000	7.375%, 3/30/2021[e]	$2,046,087
	Comcast Corporation
3,740,000	3.375%, 8/15/2025	3,773,237
3,210,000	2.350%, 1/15/2027	2,939,891
2,700,000	6.400%, 5/15/2038	3,442,997
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[e]	2,125,285
3,317,000	3.850%, 2/1/2025[e]	3,306,502
1,920,000	3.350%, 9/15/2026[e]	1,857,360
	Crown Castle International Corporation
960,000	3.400%, 2/15/2021	976,432
4,160,000	5.250%, 1/15/2023	4,538,976
2,700,000	4.450%, 2/15/2026	2,807,328
	Frontier Communications Corporation
1,880,000	6.875%, 1/15/2025[i]	1,555,700
	Hughes Satellite Systems Corporation
2,322,000	6.500%, 6/15/2019	2,513,333
	Level 3 Financing, Inc.
1,280,000	5.125%, 5/1/2023	1,308,800
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,523,400
940,000	3.650%, 11/1/2024	954,985
	S&P Global, Inc.
1,920,000	2.950%, 1/22/2027[e]	1,811,147
	Scripps Networks Interactive, Inc.
3,110,000	3.500%, 6/15/2022	3,167,986
	SES Global Americas Holdings GP
3,180,000	2.500%, 3/25/2019[e]	3,163,280
	SFR Group SA
1,920,000	6.000%, 5/15/2022[e]	1,989,600
	Sprint Communications, Inc.
1,290,000	7.000%, 3/1/2020[e]	1,406,100
	Sprint Corporation
960,000	7.125%, 6/15/2024	1,024,800
	Telefonica Emisiones SAU
1,280,000	4.103%, 3/8/2027	1,288,298
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	3,952,931
	Time Warner Entertainment Company, LP
3,620,000	8.375%, 3/15/2023	4,522,806
	Time Warner, Inc.
1,210,000	4.750%, 3/29/2021	1,298,796
	Verizon Communications, Inc.
1,910,000	3.450%, 3/15/2021	1,961,606
3,352,000	2.946%, 3/15/2022[e]	3,337,332
5,300,000	3.500%, 11/1/2024	5,254,992
2,560,000	2.625%, 8/15/2026	2,337,390
3,934,000	4.272%, 1/15/2036	3,632,384
1,920,000	5.250%, 3/16/2037	1,983,132
3,830,000	4.862%, 8/21/2046	3,683,196
5,457,000	4.522%, 9/15/2048	4,966,983
	Vodafone Group plc
1,910,000	2.500%, 9/26/2022	1,863,856
1,270,000	4.375%, 2/19/2043	1,160,865

	Total	135,476,542

Consumer Cyclical (4.9%)
	CVS Health Corporation
3,190,000	2.750%, 12/1/2022	3,155,554
1,870,000	4.750%, 12/1/2022	2,029,917

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
247

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Consumer Cyclical (4.9%) - continued
$1,600,000	3.875%, 7/20/2025	$1,648,402
3,120,000	5.125%, 7/20/2045	3,436,608
	Dana, Inc.
1,280,000	6.000%, 9/15/2023	1,334,400
	Dollar Tree, Inc.
1,230,000	5.750%, 3/1/2023	1,309,950
	Ford Motor Credit Company, LLC
1,700,000	2.597%, 11/4/2019	1,709,030
2,575,000	4.250%, 9/20/2022	2,682,898
1,850,000	3.096%, 5/4/2023	1,803,232
2,510,000	3.664%, 9/8/2024	2,468,271
3,720,000	4.134%, 8/4/2025	3,737,789
	General Motors Company
3,150,000	5.000%, 4/1/2035	3,116,213
1,920,000	6.750%, 4/1/2046	2,248,172
	General Motors Financial Company, Inc.
2,540,000	4.200%, 3/1/2021	2,651,105
3,100,000	3.450%, 4/10/2022	3,115,184
3,830,000	3.700%, 5/9/2023	3,858,813
2,510,000	4.000%, 1/15/2025	2,522,364
	Home Depot, Inc.
960,000	2.125%, 9/15/2026	890,709
3,180,000	4.250%, 4/1/2046	3,310,170
	Hyundai Capital America
3,850,000	2.450%, 6/15/2021[e,i]	3,785,308
	Hyundai Capital Services, Inc.
1,920,000	3.000%, 3/6/2022[e]	1,917,245
	L Brands, Inc.
1,260,000	5.625%, 2/15/2022	1,321,425
	Lennar Corporation
1,880,000	4.500%, 11/15/2019[i]	1,934,050
	Live Nation Entertainment, Inc.
1,280,000	4.875%, 11/1/2024[e]	1,280,000
	MGM Resorts International
1,240,000	6.000%, 3/15/2023	1,334,550
	Scientific Games International, Inc.
1,280,000	7.000%, 1/1/2022[e]	1,368,000
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019[i]	2,187,500
960,000	4.375%, 4/15/2023	971,405
1,280,000	4.875%, 3/15/2027	1,280,000
	Visa, Inc.
2,860,000	3.150%, 12/14/2025	2,869,601
	Wyndham Worldwide Corporation
1,920,000	4.500%, 4/1/2027	1,934,041
	ZF North America Capital, Inc.
1,230,000	4.500%, 4/29/2022[e]	1,280,738

	Total	70,492,644

Consumer Non-Cyclical (9.7%)
	Abbott Laboratories
3,840,000	3.750%, 11/30/2026	3,834,751
1,440,000	4.750%, 11/30/2036	1,484,232
	AbbVie, Inc.
4,460,000	3.200%, 5/14/2026	4,286,845
	Actavis Funding SCS
2,555,000	3.850%, 6/15/2024	2,602,942
2,560,000	3.800%, 3/15/2025	2,578,299
	Altria Group, Inc.
1,600,000	2.625%, 9/16/2026	1,512,714
	Anheuser-Busch InBev Finance, Inc.
2,570,000	3.300%, 2/1/2023	2,615,361
4,470,000	3.650%, 2/1/2026	4,519,617
3,210,000	4.700%, 2/1/2036	3,398,289

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Consumer Non-Cyclical (9.7%) - continued
$3,200,000	4.900%, 2/1/2046	$3,455,165
	Anheuser-Busch InBev Worldwide, Inc.
4,320,000	3.750%, 1/15/2022	4,523,895
	Becton Dickinson and Company
3,120,000	3.125%, 11/8/2021	3,179,137
	Biogen, Inc.
3,740,000	3.625%, 9/15/2022	3,856,927
	Boston Scientific Corporation
4,360,000	3.375%, 5/15/2022	4,441,820
	BRF GmbH
2,560,000	4.350%, 9/29/2026[e,i]	2,336,000
	BRF SA
1,910,000	4.750%, 5/22/2024[e]	1,841,240
	Bunge Limited Finance Corporation
2,530,000	8.500%, 6/15/2019	2,868,162
1,920,000	3.500%, 11/24/2020	1,969,776
	Celgene Corporation
1,910,000	3.250%, 8/15/2022	1,939,351
	Constellation Brands, Inc.
2,560,000	4.250%, 5/1/2023	2,697,815
	Express Scripts Holding Company
1,920,000	4.750%, 11/15/2021	2,061,589
3,810,000	4.500%, 2/25/2026	3,907,757
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[e]	2,762,981
	H. J. Heinz Company
3,120,000	3.500%, 7/15/2022	3,187,520
1,860,000	5.200%, 7/15/2045	1,927,769
	HCA, Inc.
1,920,000	4.750%, 5/1/2023	2,001,600
	Heineken NV
1,920,000	3.500%, 1/29/2028[e]	1,930,007
	Imperial Tobacco Finance plc
2,190,000	3.750%, 7/21/2022[e]	2,248,972
	JBS USA, LLC
1,910,000	7.250%, 6/1/2021[e]	1,962,525
	Kraft Foods Group, Inc.
4,390,000	3.500%, 6/6/2022	4,490,132
	Kraft Heinz Foods Company
1,280,000	3.000%, 6/1/2026	1,202,743
	Kroger Company
3,200,000	2.650%, 10/15/2026	2,947,398
	Laboratory Corporation of America Holdings
1,250,000	3.200%, 2/1/2022	1,257,274
	Mylan NV
1,925,000	3.950%, 6/15/2026	1,884,042
1,920,000	5.250%, 6/15/2046	1,963,645
	Mylan, Inc.
1,920,000	3.125%, 1/15/2023[e]	1,862,463
	Newell Rubbermaid, Inc.
2,700,000	3.850%, 4/1/2023	2,794,635
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[e]	3,481,073
1,910,000	4.450%, 1/15/2022[e]	2,033,004
	Perrigo Finance Unlimited Company
2,540,000	3.500%, 3/15/2021	2,589,334
3,350,000	4.375%, 3/15/2026	3,407,040
	Reynolds American, Inc.
1,560,000	5.850%, 8/15/2045	1,833,381
	Shire Acquisitions Investments Ireland Designated Activity Company
3,200,000	2.875%, 9/23/2023	3,104,365

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
248

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Consumer Non-Cyclical (9.7%) - continued
$1,280,000	3.200%, 9/23/2026	$1,222,223
	Teva Pharmaceutical Finance Netherlands III BV
3,040,000	2.800%, 7/21/2023	2,884,787
2,560,000	3.150%, 10/1/2026[i]	2,358,820
	Thermo Fisher Scientific, Inc.
3,830,000	3.000%, 4/15/2023	3,800,352
	Valeant Pharmaceuticals International
1,920,000	6.375%, 10/15/2020[e,i]	1,737,600
	Watson Pharmaceuticals, Inc.
3,180,000	3.250%, 10/1/2022	3,198,543
	Whirlpool Corporation
2,605,000	3.700%, 3/1/2023	2,682,267
	Zoetis, Inc.
3,190,000	3.250%, 2/1/2023	3,221,067
2,151,000	4.700%, 2/1/2043	2,191,209

	Total	140,080,455

Energy (10.3%)
	Access Midstream Partners, LP
1,270,000	4.875%, 5/15/2023	1,308,202
	Anadarko Petroleum Corporation
2,550,000	5.550%, 3/15/2026[i]	2,829,676
	Antero Resources Corporation
1,880,000	5.625%, 6/1/2023	1,922,300
	Boardwalk Pipelines, LP
1,760,000	4.450%, 7/15/2027	1,777,968
	BP Capital Markets plc
1,910,000	2.750%, 5/10/2023	1,885,837
2,490,000	3.814%, 2/10/2024	2,581,146
1,590,000	3.119%, 5/4/2026	1,555,815
2,560,000	3.017%, 1/16/2027	2,457,382
	Buckeye Partners, LP
640,000	3.950%, 12/1/2026	626,744
1,900,000	5.850%, 11/15/2043	1,970,993
	Canadian Natural Resources, Ltd.
3,110,000	3.450%, 11/15/2021	3,157,474
1,600,000	6.250%, 3/15/2038	1,831,029
	Continental Resources, Inc.
1,910,000	3.800%, 6/1/2024	1,781,075
	Devon Energy Corporation
1,280,000	5.850%, 12/15/2025[i]	1,468,040
	Ecopetrol SA
2,560,000	5.875%, 9/18/2023	2,774,400
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,126,719
4,450,000	4.300%, 5/1/2024	4,522,993
1,280,000	4.700%, 11/1/2042	1,160,453
	Enbridge Energy Partners, LP
2,550,000	5.200%, 3/15/2020	2,727,449
1,920,000	7.375%, 10/15/2045	2,340,833
	Enbridge, Inc.
1,920,000	6.000%, 1/15/2077	1,941,600
1,920,000	5.500%, 12/1/2046	2,040,772
	Encana Corporation
2,550,000	3.900%, 11/15/2021[i]	2,604,889
	Energy Transfer Equity, LP
1,870,000	5.500%, 6/1/2027	1,954,150
	Energy Transfer Partners, LP
1,485,000	4.650%, 6/1/2021	1,562,257
2,560,000	4.200%, 4/15/2027	2,528,968
	EnLink Midstream Partners, LP
1,280,000	4.150%, 6/1/2025	1,264,484

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Energy (10.3%) - continued
$960,000	4.850%, 7/15/2026	$990,510
	Enterprise Products Operating, LLC
1,930,000	6.650%, 4/15/2018	2,024,115
2,490,000	3.700%, 2/15/2026	2,490,421
1,690,000	7.034%, 1/15/2068	1,750,671
	EQT Midstream Partners, LP
3,030,000	4.000%, 8/1/2024	3,018,783
	Exxon Mobil Corporation
3,180,000	2.726%, 3/1/2023	3,189,639
	Hornbeck Offshore Services, Inc.
1,560,000	5.000%, 3/1/2021	943,800
	Kinder Morgan, Inc.
1,280,000	5.000%, 2/15/2021[e]	1,366,892
	Magellan Midstream Partners, LP
1,280,000	5.000%, 3/1/2026	1,413,293
	Marathon Oil Corporation
2,560,000	2.800%, 11/1/2022	2,459,374
	Marathon Petroleum Corporation
1,920,000	6.500%, 3/1/2041	2,142,161
1,280,000	4.750%, 9/15/2044	1,157,309
	MPLX, LP
4,470,000	4.875%, 6/1/2025	4,681,820
1,920,000	5.200%, 3/1/2047	1,931,497
	Nabors Industries, Inc.
640,000	5.500%, 1/15/2023[e]	653,200
	NiSource Finance Corporation
1,250,000	6.800%, 1/15/2019	1,352,177
2,080,000	5.800%, 2/1/2042	2,416,552
	Noble Energy, Inc.
1,280,000	5.050%, 11/15/2044	1,305,385
	Occidental Petroleum Corporation
2,560,000	3.000%, 2/15/2027	2,469,599
	ONEOK, Inc.
1,920,000	7.500%, 9/1/2023	2,241,907
	Petrobras Global Finance BV
3,210,000	8.375%, 5/23/2021	3,631,312
	Petroleos Mexicanos
960,000	5.375%, 3/13/2022[e]	1,008,912
3,200,000	4.625%, 9/21/2023	3,218,400
	Pioneer Natural Resources Company
3,150,000	3.950%, 7/15/2022	3,278,624
	Plains All American Pipeline, LP
3,210,000	2.850%, 1/31/2023	3,076,682
905,000	4.650%, 10/15/2025	932,152
	Regency Energy Partners, LP
3,190,000	5.000%, 10/1/2022	3,391,767
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	2,081,866
1,280,000	4.200%, 3/15/2028[e]	1,260,585
	Schlumberger Holdings Corporation
3,200,000	3.625%, 12/21/2022[e]	3,320,720
	Spectra Energy Partners, LP
3,190,000	3.375%, 10/15/2026	3,036,290
	Suncor Energy, Inc.
1,920,000	3.600%, 12/1/2024	1,946,546
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,154,758
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019	1,983,400
	TransCanada Trust
1,280,000	5.300%, 3/15/2077	1,264,800
	Transcontinental Gas Pipe Line Company, LLC
1,925,000	7.850%, 2/1/2026	2,471,565

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
249

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Energy (10.3%) - continued
	Valero Energy Corporation
$3,200,000	3.400%, 9/15/2026	$3,056,618
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	2,019,770
2,880,000	3.900%, 1/15/2025	2,875,902
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[e]	3,081,823
	WPX Energy, Inc.
1,280,000	6.000%, 1/15/2022	1,305,600

	Total	150,100,845

Financials (27.7%)
	Aegon NV
2,600,000	2.290%, 7/15/2017[d,j]	2,155,400
	AerCap Ireland Capital, Ltd.
960,000	3.950%, 2/1/2022	985,800
	Aflac, Inc.
2,560,000	4.000%, 10/15/2046	2,418,619
	Air Lease Corporation
2,510,000	3.750%, 2/1/2022	2,584,936
1,260,000	4.250%, 9/15/2024	1,304,260
1,280,000	3.625%, 4/1/2027	1,243,954
	Allstate Corporation
2,880,000	4.200%, 12/15/2046	2,910,885
	American International Group, Inc.
1,870,000	3.750%, 7/10/2025	1,859,395
3,130,000	4.500%, 7/16/2044	2,983,488
	Aon plc
1,910,000	3.875%, 12/15/2025	1,943,532
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,309,529
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,196,267
	Assured Guaranty US Holdings, Inc.
3,200,000	5.000%, 7/1/2024[i]	3,443,296
	Australia & New Zealand Banking
	Group, Ltd.
1,280,000	6.750%, 6/15/2026[e,i,j]	1,406,879
	AXA SA
2,580,000	8.600%, 12/15/2030	3,583,620
	Banco de Brasil SA
1,371,000	9.000%, 6/18/2024[e,j]	1,418,985
	Bank of America Corporation
3,840,000	2.226%, 3/22/2018[d]	3,866,630
3,380,000	7.625%, 6/1/2019	3,767,673
2,870,000	2.625%, 4/19/2021	2,862,676
1,000,000	4.100%, 7/24/2023	1,047,324
3,830,000	4.125%, 1/22/2024	4,000,259
2,830,000	4.200%, 8/26/2024	2,881,594
2,860,000	6.500%, 10/23/2024[j]	3,120,975
2,750,000	3.950%, 4/21/2025	2,737,831
1,270,000	3.875%, 8/1/2025	1,292,390
1,270,000	6.300%, 3/10/2026[j]	1,381,125
1,950,000	5.875%, 2/7/2042	2,355,493
3,110,000	4.750%, 4/21/2045	3,124,179
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[e]	2,395,002
	Barclays plc
2,560,000	3.684%, 1/10/2023	2,570,678
	Berkshire Hathaway, Inc.
2,860,000	2.750%, 3/15/2023	2,860,317
	Boston Properties, LP
3,200,000	2.750%, 10/1/2026	2,945,053
	BPCE SA
1,265,000	5.700%, 10/22/2023[e]	1,341,583

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Financials (27.7%) - continued
$2,190,000	5.150%, 7/21/2024[e]	$2,249,067
	Camden Property Trust
3,140,000	3.500%, 9/15/2024	3,113,847
	Capital One Financial Corporation
2,560,000	3.050%, 3/9/2022	2,556,467
3,190,000	4.200%, 10/29/2025	3,202,415
	Centene Escrow Corporation
1,270,000	5.625%, 2/15/2021	1,329,182
	Citigroup, Inc.
2,560,000	1.800%, 1/10/2020[d]	2,568,586
3,200,000	2.176%, 12/8/2021[d]	3,228,598
2,560,000	2.485%, 9/1/2023[d]	2,632,448
4,370,000	4.400%, 6/10/2025	4,452,257
3,305,000	5.500%, 9/13/2025	3,612,894
1,910,000	3.700%, 1/12/2026	1,911,581
2,490,000	4.450%, 9/29/2027	2,526,668
2,560,000	3.887%, 1/10/2028	2,571,131
	Citizens Bank NA
2,560,000	2.550%, 5/13/2021	2,545,224
	Citizens Financial Group, Inc.
1,280,000	2.375%, 7/28/2021	1,262,068
	CNA Financial Corporation
1,995,000	7.350%, 11/15/2019	2,249,941
1,870,000	7.250%, 11/15/2023	2,262,354
	Compass Bank
1,575,000	2.750%, 9/29/2019	1,584,458
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,290,000	11.000%, 6/30/2019[e,j]	1,506,075
	CoreStates Capital III
2,440,000	1.609%, 2/15/2027[d,e]	2,220,400
	Credit Agricole SA
1,280,000	3.375%, 1/10/2022[e]	1,279,909
2,570,000	8.125%, 12/23/2025[e,j]	2,737,050
	Credit Suisse Group AG
3,200,000	3.574%, 1/9/2023[e]	3,193,568
	Credit Suisse Group Funding, Ltd.
3,190,000	3.125%, 12/10/2020	3,207,245
4,400,000	3.750%, 3/26/2025	4,328,245
	DDR Corporation
2,010,000	3.625%, 2/1/2025	1,933,461
	Discover Bank of Greenwood Delaware
1,635,000	4.200%, 8/8/2023	1,702,470
1,600,000	4.250%, 3/13/2026	1,643,680
1,280,000	3.450%, 7/27/2026	1,228,589
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,345,770
	Essex Portfolio, LP
2,940,000	3.500%, 4/1/2025	2,912,223
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[e]	2,064,849
	Five Corners Funding Trust
1,910,000	4.419%, 11/15/2023[e]	2,030,254
	GE Capital International Funding Company
2,527,000	4.418%, 11/15/2035	2,668,641
	Goldman Sachs Group, Inc.
2,900,000	5.375%, 3/15/2020	3,139,963
3,275,000	5.250%, 7/27/2021	3,592,050
3,200,000	2.350%, 11/15/2021	3,136,029
2,190,000	4.000%, 3/3/2024	2,272,090
4,450,000	3.850%, 7/8/2024	4,557,895
2,490,000	4.250%, 10/21/2025	2,537,835
1,920,000	5.300%, 11/10/2026[i,j]	1,956,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
250

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Financials (27.7%) - continued
$2,560,000	3.500%, 11/16/2026	$2,506,217
3,760,000	5.150%, 5/22/2045	3,942,965
	Hartford Financial Services Group, Inc.
3,230,000	5.125%, 4/15/2022	3,565,765
	HCP, Inc.
3,400,000	4.250%, 11/15/2023	3,513,016
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,242,801
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,628,302
	HSBC Holdings plc
1,280,000	6.875%, 6/1/2021[i,j]	1,363,200
1,920,000	3.600%, 5/25/2023	1,950,726
1,920,000	4.041%, 3/13/2028	1,940,565
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,264,099
	Icahn Enterprises, LP
1,360,000	6.000%, 8/1/2020	1,400,800
	ILFC E-Capital Trust II
2,230,000	4.910%, 12/21/2065[d,e]	2,096,200
	ING Groep NV
1,920,000	3.950%, 3/29/2027	1,921,331
	International Lease Finance Corporation
2,560,000	5.875%, 8/15/2022	2,847,777
	J.P. Morgan Chase & Company
1,910,000	7.900%, 4/30/2018[j]	1,979,238
1,280,000	2.295%, 8/15/2021	1,266,578
2,560,000	6.000%, 8/1/2023[j]	2,669,568
3,190,000	2.273%, 10/24/2023[d]	3,263,147
1,270,000	6.750%, 2/1/2024[j]	1,400,175
3,200,000	2.950%, 10/1/2026	3,042,144
3,150,000	5.500%, 10/15/2040	3,695,876
	Kilroy Realty, LP
2,550,000	4.250%, 8/15/2029	2,583,640
	Liberty Mutual Group, Inc.
1,935,000	4.950%, 5/1/2022[e]	2,102,130
1,910,000	4.850%, 8/1/2044[e]	1,936,159
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	1,993,271
2,550,000	4.400%, 2/15/2024	2,685,897
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,334,787
	Lloyds Bank plc
1,910,000	4.650%, 3/24/2026	1,950,992
	Macquarie Bank, Ltd.
960,000	6.125%, 3/8/2027[e,j]	964,800
	Marsh & McLennan Companies, Inc.
960,000	4.350%, 1/30/2047	967,374
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[e]	861,000
	MetLife, Inc.
2,250,000	9.250%, 4/8/2038[e]	3,107,813
	Mitsubishi UFJ Financial Group, Inc.
1,280,000	2.190%, 9/13/2021	1,252,027
1,920,000	3.677%, 2/22/2027	1,942,406
	Mizuho Financial Group, Inc.
2,560,000	3.663%, 2/28/2027	2,581,012
	Morgan Stanley
3,400,000	5.500%, 1/26/2020	3,688,480
2,550,000	2.500%, 4/21/2021	2,535,985
2,560,000	2.625%, 11/17/2021	2,539,725
3,205,000	4.875%, 11/1/2022	3,464,961
3,190,000	2.443%, 10/24/2023[d]	3,257,695

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Financials (27.7%) - continued
$1,870,000	4.000%, 7/23/2025	$1,928,989
2,550,000	5.000%, 11/24/2025	2,737,884
1,280,000	3.125%, 7/27/2026	1,222,708
2,510,000	4.350%, 9/8/2026	2,554,399
1,570,000	4.300%, 1/27/2045	1,554,455
	National Retail Properties, Inc.
3,200,000	3.900%, 6/15/2024	3,281,302
	Nationwide Building Society
2,490,000	3.900%, 7/21/2025[e]	2,583,587
1,920,000	4.000%, 9/14/2026[e]	1,858,598
	Nordea Bank AB
1,890,000	5.500%, 9/23/2019[e,j]	1,894,725
	Omega Healthcare Investors, Inc.
2,960,000	5.875%, 3/15/2024	3,054,101
1,870,000	5.250%, 1/15/2026	1,952,145
	Peachtree Corners Funding Trust
2,800,000	3.976%, 2/15/2025[e]	2,811,172
	Preferred Term Securities XXIII, Ltd.
2,235,920	1.331%, 12/22/2036*,d	1,801,615
	Prologis, LP
2,510,000	4.250%, 8/15/2023	2,667,390
	Prudential Financial, Inc.
1,915,000	3.500%, 5/15/2024	1,969,857
1,425,000	6.200%, 11/15/2040	1,782,162
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	3,934,145
	Regency Centers, LP
2,560,000	3.600%, 2/1/2027	2,539,686
	Regions Bank
377,000	7.500%, 5/15/2018	399,146
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,129,749
	Royal Bank of Scotland Group plc
2,490,000	7.500%, 8/10/2020[j]	2,455,763
1,920,000	8.625%, 8/15/2021[j]	2,001,600
2,560,000	3.875%, 9/12/2023	2,522,675
	Santander Holdings USA, Inc.
3,210,000	2.700%, 5/24/2019	3,224,923
2,500,000	4.500%, 7/17/2025	2,545,273
	Santander UK Group Holdings plc
2,500,000	4.750%, 9/15/2025[e]	2,494,565
	Santander UK plc
1,700,000	3.125%, 1/8/2021	1,707,211
	Simon Property Group, LP
1,920,000	3.250%, 11/30/2026	1,882,476
	State Street Capital Trust IV
1,920,000	2.131%, 6/15/2037[d]	1,682,400
	Sumitomo Mitsui Financial Group, Inc.
2,560,000	3.010%, 10/19/2026	2,449,490
2,600,000	3.446%, 1/11/2027	2,581,379
	SunTrust Banks, Inc.
1,910,000	2.900%, 3/3/2021	1,932,825
	Synchrony Financial
2,510,000	2.700%, 2/3/2020	2,519,797
2,690,000	4.250%, 8/15/2024	2,755,017
2,560,000	3.700%, 8/4/2026	2,481,684
	UBS Group Funding Jersey, Ltd.
1,600,000	2.650%, 2/1/2022[e]	1,568,278
2,490,000	4.125%, 9/24/2025[e]	2,531,887
	UBS Group Funding Switzerland AG
2,560,000	4.253%, 3/23/2028[e]	2,589,891
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,641,461

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
251

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Financials (27.7%) - continued
	UnitedHealth Group, Inc.
$2,480,000	3.350%, 7/15/2022	$2,565,577
1,240,000	4.750%, 7/15/2045	1,358,496
	USB Realty Corporation
1,900,000	2.169%, 1/15/2022[d,e,j]	1,615,000
	Ventas Realty, LP
1,280,000	3.500%, 2/1/2025	1,252,755
1,920,000	3.850%, 4/1/2027	1,905,972
	Voya Financial, Inc.
2,560,000	3.650%, 6/15/2026	2,521,787
	Wells Fargo & Company
3,160,000	5.875%, 6/15/2025[j]	3,406,297
2,560,000	3.000%, 4/22/2026	2,451,374
5,110,000	3.000%, 10/23/2026	4,892,043
	Welltower, Inc.
950,000	4.950%, 1/15/2021	1,018,796
1,550,000	4.000%, 6/1/2025	1,570,928
	XLIT, Ltd.
1,870,000	4.450%, 3/31/2025	1,886,512
1,840,000	5.250%, 12/15/2043	1,970,537

	Total	401,246,232

Foreign Government (0.8%)
	Argentina Government International Bond
1,590,000	6.875%, 4/22/2021[e]	1,705,275
2,240,000	5.625%, 1/26/2022[e]	2,293,760
1,920,000	6.875%, 1/26/2027[e]	1,943,040
	Mexico Government International Bond
2,100,000	3.600%, 1/30/2025	2,094,750
2,880,000	4.125%, 1/21/2026[i]	2,960,640

	Total	10,997,465

Mortgage-Backed Securities (4.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,172,500	3.000%, 4/1/2032[c]	4,278,406
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
9,302,500	4.000%, 4/1/2047[c]	9,758,177
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,400,000	2.500%, 4/1/2032[c]	2,400,750
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
12,200,000	3.000%, 4/1/2047[c]	12,098,969
25,150,000	3.500%, 4/1/2047[c]	25,727,665
11,777,500	4.000%, 4/1/2047[c]	12,353,493
2,025,000	4.500%, 4/1/2047[c]	2,171,417

	Total	68,788,877

Technology (3.5%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,494,900
2,550,000	2.450%, 8/4/2026	2,411,897
2,560,000	3.350%, 2/9/2027	2,583,900
	Applied Materials, Inc.
1,280,000	3.300%, 4/1/2027	1,281,519
	Broadcom Corporation
1,600,000	3.625%, 1/15/2024[e]	1,611,445

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Technology (3.5%) - continued
	Diamond 1 Finance Corporation
$2,560,000	4.420%, 6/15/2021[e]	$2,676,854
3,840,000	6.020%, 6/15/2026[e]	4,194,140
	DXC Technology Company
2,560,000	4.750%, 4/15/2027[e]	2,610,268
	Equinix, Inc.
1,890,000	5.375%, 1/1/2022	1,989,225
	Fidelity National Information Services, Inc.
3,190,000	3.875%, 6/5/2024	3,277,553
1,920,000	3.000%, 8/15/2026	1,808,811
	Hewlett Packard Enterprise Company
2,490,000	2.850%, 10/5/2018	2,519,524
2,500,000	3.600%, 10/15/2020	2,569,250
	Intel Corporation
2,870,000	4.100%, 5/19/2046	2,863,052
	Microsoft Corporation
3,200,000	3.300%, 2/6/2027	3,251,594
2,560,000	3.450%, 8/8/2036	2,426,140
	Oracle Corporation
3,850,000	2.650%, 7/15/2026	3,665,600
3,200,000	4.000%, 7/15/2046	3,051,914
	Sensata Technologies BV
1,890,000	4.875%, 10/15/2023[e]	1,893,534

	Total	51,181,120

Transportation (2.2%)
	American Airlines Pass Through Trust
2,113,598	4.000%, 7/15/2025	2,181,445
2,560,000	3.650%, 8/15/2030	2,570,368
	British Airways plc
2,805,701	4.625%, 6/20/2024[e]	2,981,057
	Burlington Northern Santa Fe, LLC
2,500,000	4.700%, 9/1/2045	2,715,272
	Continental Airlines, Inc.
755,574	7.250%, 11/10/2019	838,687
1,198,788	4.000%, 10/29/2024	1,245,241
	Delta Air Lines, Inc.
1,161,603	4.950%, 5/23/2019	1,212,424
1,685,528	4.250%, 7/30/2023	1,727,666
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[e]	3,738,175
2,000,000	3.800%, 11/1/2025[e]	2,005,534
2,560,000	3.300%, 12/1/2026[e]	2,451,971
	Penske Truck Leasing Company, LP
2,510,000	3.375%, 2/1/2022[e]	2,546,601
	United Airlines Pass Through Trust
1,452,921	3.750%, 9/3/2026	1,474,831
	US Airways Pass Through Trust
2,685,023	3.950%, 11/15/2025	2,747,262
	Virgin Australia Holdings, Ltd.
1,631,681	5.000%, 10/23/2023[e]	1,696,948

	Total	32,133,482

U.S. Government and Agencies (5.3%)
	U.S. Treasury Bonds
3,500,000	1.500%, 8/15/2026	3,237,909
4,500,000	4.375%, 5/15/2041	5,602,675
5,307,000	3.125%, 2/15/2042	5,428,690
7,550,000	2.500%, 2/15/2045	6,782,022
7,940,000	3.000%, 11/15/2045	7,888,517
3,840,000	2.875%, 11/15/2046	3,724,500
7,050,000	3.000%, 2/15/2047	7,021,081
	U.S. Treasury Notes
1,000,000	2.875%, 3/31/2018	1,017,383

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
252

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (92.8%)	Value
U.S. Government and Agencies (5.3%) - continued
$7,000,000	1.375%, 10/31/2020	$6,922,888
2,530,000	1.125%, 2/28/2021	2,468,233
1,960,000	1.875%, 8/31/2022	1,944,688
7,000,000	1.875%, 10/31/2022	6,932,737
7,130,000	2.125%, 12/31/2022	7,145,879
4,840,000	1.625%, 5/31/2023	4,697,070
3,850,000	2.250%, 2/15/2027	3,800,370
	U.S. Treasury Notes, TIPS
2,593,024	0.125%, 7/15/2026	2,530,415

	Total	77,145,057

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
2,550,000	5.250%, 11/15/2022, Ser. A, AMT	2,914,727

	Total	2,914,727

Utilities (5.8%)
	AEP Transmission Company, LLC
4,480,000	3.100%, 12/1/2026[e]	4,422,750
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,577,715
	Arizona Public Service Company
2,560,000	2.550%, 9/15/2026	2,406,067
	Baltimore Gas and Electric Company
2,560,000	2.400%, 8/15/2026	2,387,891
	Cleveland Electric Illuminating Company
923,000	5.700%, 4/1/2017	923,000
	CMS Energy Corporation
2,560,000	3.450%, 8/15/2027	2,547,267
	Consolidated Edison Company of New York, Inc.
1,280,000	2.900%, 12/1/2026	1,245,056
	DCP Midstream Operating, LP
2,550,000	5.600%, 4/1/2044	2,346,000
	Duke Energy Corporation
3,840,000	2.650%, 9/1/2026	3,563,290
	Dynegy, Inc.
1,250,000	7.375%, 11/1/2022	1,240,625
	Electricite de France SA
3,200,000	5.250%, 1/29/2023[e,j]	3,152,000
	Emera U.S. Finance, LP
3,210,000	3.550%, 6/15/2026	3,155,186
	Exelon Corporation
1,600,000	2.500%, 6/1/2022[f]	1,614,582
3,120,000	3.950%, 6/15/2025	3,206,536
1,910,000	3.400%, 4/15/2026	1,878,340
	Exelon Generation Company, LLC
2,560,000	4.250%, 6/15/2022	2,679,204
	Fortis, Inc.
2,560,000	3.055%, 10/4/2026[e]	2,401,859
	Great River Energy
6,485	5.829%, 7/1/2017*	6,520
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,260,807
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023	4,650,059
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,734,690
	NiSource Finance Corporation
3,200,000	5.450%, 9/15/2020	3,503,670

Principal Amount	Long-Term Fixed Income (92.8%)	Value
Utilities (5.8%) - continued
	Oncor Electric Delivery Company, LLC
$2,490,000	3.750%, 4/1/2045	$2,361,807
	Pacific Gas and Electric Company
1,270,000	2.950%, 3/1/2026	1,242,550
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	3,933,289
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,277,436
3,190,000	3.950%, 3/15/2024	3,284,542
1,920,000	3.100%, 5/15/2026	1,843,861
	Southern Company
1,920,000	5.500%, 3/15/2057	1,980,781
2,560,000	3.250%, 7/1/2026	2,441,953
	TransCanada Trust
1,600,000	5.875%, 8/15/2076	1,688,000
	Xcel Energy, Inc.
2,490,000	3.300%, 6/1/2025	2,493,561

	Total	83,450,894

	Total Long-Term Fixed Income (cost $1,328,476,715)	1,344,958,177

Shares	Preferred Stock (1.4%)	Value
Consumer Staples (0.2%)
76,576	CHS, Inc., 7.100%[j]	2,187,776

	Total	2,187,776

Financials (1.2%)
102,122	Citigroup, Inc., 7.409%[d]	2,721,551
22,500	Cobank ACB, 6.250%[j]	2,356,875
31,925	Countrywide Capital V, 7.000%	823,346
90,500	Discover Financial Services 6.500%[j]	2,348,475
78,590	GMAC Capital Trust I, 6.824%[d]	1,998,544
95,940	Goldman Sachs Group, Inc., 5.500%[j]	2,573,111
88,200	Morgan Stanley, 7.125%[j]	2,569,266
101,500	Wells Fargo & Company, 5.850%[j]	2,699,900

	Total	18,091,068

	Total Preferred Stock (cost $19,317,283)	20,278,844

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
4,825	Arch Coal, Inc.[k]	332,635

	Total	332,635

	Total Common Stock (cost $314,820)	332,635

Shares	Collateral Held for Securities Loaned (1.7%)	Value
25,188,906	Thrivent Cash Management Trust	25,188,906

	Total Collateral Held for Securities Loaned (cost $25,188,906)	25,188,906

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
253

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (8.0%)[l]	Value
	Federal Home Loan Bank Discount Notes
1,400,000	0.525%, 4/3/2017	$1,400,000
1,400,000	0.530%, 4/5/2017	1,399,947
1,900,000	0.530%, 4/7/2017	1,899,854
1,360,000	0.530%, 4/10/2017	1,359,818
2,710,000	0.530%, 4/12/2017	2,709,531
1,900,000	0.530%, 4/17/2017	1,899,491
5,200,000	0.680%, 4/24/2017	5,197,904
2,400,000	0.690%, 4/26/2017	2,398,942
7,960,000	0.763%, 5/12/2017[m]	7,953,704
510,000	0.765%, 5/19/2017	509,524
3,250,000	0.771%, 5/31/2017[m]	3,246,178
2,900,000	0.780%, 6/15/2017	2,895,589
4,000,000	0.780%, 6/16/2017	3,993,832
3,100,000	0.780%, 6/21/2017	3,094,897
	Thrivent Core Short-Term Reserve Fund
7,646,872	1.070%	76,468,721

	Total Short-Term Investments (cost $116,425,600)	116,427,932

	Total Investments (cost $1,523,515,203) 106.3%	$1,541,199,955

	Other Assets and Liabilities, Net (6.3%)	(91,214,895)

	Total Net Assets 100.0%	$1,449,985,060

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $190,316,605 or 13.1% of total net assets.

f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.
g

Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.

h	All or a portion of the security is insured or guaranteed.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Portfolio as of March 31, 2017 was $26,966,902 or 1.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
254

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Security	Acquisition Date	Cost
Babson CLO, Ltd., 10/17/2026	3/10/2017	$3,250,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	2,600,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,200,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	3,250,000
Great River Energy, 7/1/2017	4/13/2009	6,485
Magnetite XII, Ltd., 4/15/2027	11/17/2016	3,200,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	3,250,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	2,235,919
Shackleton, Ltd., 4/15/2027	12/16/2016	3,200,000
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	3,200,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of March 31, 2017:

Securities Lending Transactions
Taxable Debt Security	$24,320,531

Total lending	$24,320,531
Gross amount payable upon return of collateral for securities loaned	$25,188,906

Net amounts due to counterparty	$868,375

    Definitions:

AMT	-	Subject to Alternative Minimum Tax
CLO	-	Collateralized Loan Obligation
G.O.	-	General Obligation
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,520,913
Gross unrealized depreciation	(15,836,161)

Net unrealized appreciation (depreciation)	$17,684,752

Cost for federal income tax purposes	$1,523,515,203

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
255

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,133,202	–	2,133,202	–
Capital Goods	2,568,105	–	2,568,105	–
Communications Services	12,731,711	–	12,437,418	294,293
Consumer Cyclical	4,568,568	–	4,568,568	–
Consumer Non-Cyclical	6,875,355	–	6,875,355	–
Energy	706,320	–	706,320	–
Technology	4,024,252	–	4,024,252	–
Transportation	405,948	–	405,948	–
Long-Term Fixed Income
Asset-Backed Securities	35,330,013	–	32,080,013	3,250,000
Basic Materials	43,595,975	–	43,595,975	–
Capital Goods	33,819,202	–	33,819,202	–
Collateralized Mortgage Obligations	8,204,647	–	8,204,647	–
Communications Services	135,476,542	–	135,476,542	–
Consumer Cyclical	70,492,644	–	70,492,644	–
Consumer Non-Cyclical	140,080,455	–	140,080,455	–
Energy	150,100,845	–	150,100,845	–
Financials	401,246,232	–	399,444,617	1,801,615
Foreign Government	10,997,465	–	10,997,465	–
Mortgage-Backed Securities	68,788,877	–	68,788,877	–
Technology	51,181,120	–	51,181,120	–
Transportation	32,133,482	–	32,133,482	–
U.S. Government and Agencies	77,145,057	–	77,145,057	–
U.S. Municipals	2,914,727	–	2,914,727	–
Utilities	83,450,894	–	83,450,894	–
Preferred Stock
Consumer Staples	2,187,776	2,187,776	–	–
Financials	18,091,068	15,734,193	2,356,875	–
Common Stock
Energy	332,635	332,635	–	–
Short-Term Investments	39,959,211	–	39,959,211	–

Subtotal Investments in Securities	$1,439,542,328	$18,254,604	$1,415,941,816	$5,345,908

Other Investments*	Total
Short-Term Investments	76,468,721
Collateral Held for Securities Loaned	25,188,906

Subtotal Other Investments	$101,657,627

Total Investments at Value	$1,541,199,955

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	387,822	387,822	–	–

Total Asset Derivatives	$387,822	$387,822	$–	$–

Liability Derivatives
Futures Contracts	305,904	305,904	–	–

Total Liability Derivatives	$305,904	$305,904	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
256

INCOME PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

The following table presents Income Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $998,901 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(902)	June 2017	($112,049,471)	($112,355,375)	($305,904)
CBOT 5-Yr. U.S. Treasury Note	(437)	July 2017	(51,448,569)	(51,446,506)	2,063
CBOT U.S. Long Bond	506	June 2017	75,941,178	76,326,937	385,759
Total Futures Contracts					$81,918

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$7,919,140	$62,504,593	$45,234,827	25,188,906	$25,188,906	$24,340
Core Short-Term Reserve Fund	75,275,609	47,052,616	45,859,504	7,646,872	76,468,721	183,262
Total Value and Income Earned	$83,194,749				$101,657,627	$207,602

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
257

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Asset-Backed Securities (0.9%)
	Conseco Financial Corporation
	6.330%, 11/1/2029, Ser.
$1,557	1998-1, Class A6	$1,565
	Credit Based Asset Servicing and Securitization, LLC
	3.464%, 12/25/2036, Ser.
320,933	2006-CB2, Class AF2[a]	235,115
	First Horizon ABS Trust
	1.142%, 10/25/2034, Ser.
146,220	2006-HE1, Class Ab,c	143,026
	GMAC Mortgage Corporation Loan Trust
	1.278%, 8/25/2035, Ser.
261,028	2005-HE1, Class A2[b,c]	249,753
	1.162%, 12/25/2036, Ser.
498,620	2006-HE4, Class A1[b,c]	465,109
	IndyMac Seconds Asset-Backed Trust
	1.322%, 10/25/2036, Ser.
293,095	2006-2B, Class Ab,c	187,121
	Wachovia Asset Securitization, Inc.
	1.122%, 7/25/2037, Ser.
573,217	2007-HE1, Class A*,b,c	492,377

	Total	1,774,066

Basic Materials (0.1%)
	Dow Chemical Company
27,000	7.375%, 11/1/2029	36,586
	Glencore Funding, LLC
175,000	2.083%, 4/16/2018[c,d]	175,299

	Total	211,885

Capital Goods (0.5%)
	L3 Technologies, Inc.
250,000	3.850%, 12/15/2026	253,451
	Lockheed Martin Corporation
290,000	2.500%, 11/23/2020	291,963
	Roper Technologies, Inc.
123,000	6.250%, 9/1/2019	134,516
100,000	2.800%, 12/15/2021	100,102
	Textron, Inc.
250,000	3.875%, 3/1/2025	254,250

	Total	1,034,282

Commercial Mortgage-Backed Securities (1.6%)
	Commercial Mortgage Trust
	3.039%, 12/10/2018, Ser.
435,000	2013-CR13, Class A2	443,132
	Freddie Mac Multifamily Structured Pass Through Certificates
1,000,000	3.347%, 11/25/2026	1,032,978
	UBS Commercial Mortgage Trust
	3.400%, 5/10/2045, Ser.
736,116	2012-C1, Class A3	765,895
	WFRBS Commercial Mortgage Trust
	2.870%, 11/15/2045, Ser.
826,000	2012-C9, Class A3	834,875

	Total	3,076,880

Communications Services (1.3%)
	American Tower Corporation
100,000	2.800%, 6/1/2020	100,708
	American Tower Trust I
225,000	1.551%, 3/15/2018*	224,459
	AT&T, Inc.
400,000	2.800%, 2/17/2021	401,152

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Communications Services (1.3%) - continued
$250,000	5.250%, 3/1/2037	$254,619
	British Sky Broadcasting Group plc
200,000	3.125%, 11/26/2022[d]	199,038
	Charter Communications Operating, LLC
211,000	3.579%, 7/23/2020	217,145
211,000	4.464%, 7/23/2022	222,204
	Crown Castle International Corporation
250,000	4.000%, 3/1/2027	252,076
	Time Warner, Inc.
250,000	3.800%, 2/15/2027	247,247
	Verizon Communications, Inc.
250,000	3.000%, 11/1/2021	250,984
250,000	4.125%, 8/15/2046	215,653

	Total	2,585,285

Consumer Cyclical (2.5%)
	BMW US Capital, LLC
200,000	1.500%, 4/11/2019[d]	198,622
	Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	544,125
	California Institute of Technology
325,000	4.700%, 11/1/2111	309,242
	CVS Health Corporation
150,000	2.250%, 8/12/2019	150,998
	Daimler Finance North America, LLC
27,000	8.500%, 1/18/2031	40,761
	Dartmouth College
250,000	3.760%, 6/1/2043	245,110
	Ford Motor Credit Company, LLC
250,000	3.810%, 1/9/2024	250,004
	General Motors Financial Company, Inc.
250,000	4.350%, 1/17/2027	252,048
	Home Depot, Inc.
300,000	4.400%, 4/1/2021	325,099
	Macy’s Retail Holdings, Inc.
200,000	4.375%, 9/1/2023	199,151
	Massachusetts Institute of Technology
500,000	4.678%, 7/1/2114	516,238
	Newell Rubbermaid, Inc.
100,000	3.150%, 4/1/2021	102,298
	NIKE, Inc.
250,000	2.375%, 11/1/2026	233,755
	President and Fellows of Harvard College
500,000	3.619%, 10/1/2037	500,110
	Starbucks Corporation
200,000	3.850%, 10/1/2023	214,644
	Walgreens Boots Alliance, Inc.
150,000	2.600%, 6/1/2021	150,163
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	472,689
	Yale University
200,000	2.086%, 4/15/2019	202,023

	Total	4,907,080

Consumer Non-Cyclical (3.6%)
	Abbott Laboratories
250,000	3.400%, 11/30/2023	252,210
250,000	4.750%, 11/30/2036	257,679

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
258

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Consumer Non-Cyclical (3.6%) - continued
	Actavis Funding SCS
$350,000	2.375%, 3/12/2020[c]	$357,768
	Altria Group, Inc.
240,000	4.000%, 1/31/2024	252,321
	Anheuser-Busch InBev Finance, Inc.
250,000	3.300%, 2/1/2023	254,412
250,000	3.650%, 2/1/2026	252,775
250,000	4.700%, 2/1/2036	264,664
	BAT International Finance plc
350,000	1.641%, 6/15/2018[c,d]	350,873
	Bayer U.S. Finance, LLC
250,000	2.375%, 10/8/2019[d]	251,691
	Boston Scientific Corporation
300,000	6.000%, 1/15/2020	328,650
	Bunge Limited Finance Corporation
225,000	3.500%, 11/24/2020	230,833
	Cargill, Inc.
325,000	4.100%, 11/1/2042[d]	321,450
	Celgene Corporation
195,000	3.550%, 8/15/2022	200,507
	Church & Dwight Company, Inc.
210,000	2.450%, 12/15/2019	211,927
	Dr Pepper Snapple Group, Inc.
250,000	2.700%, 11/15/2022	247,158
	Fomento Economico Mexicano SAB de CV
200,000	2.875%, 5/10/2023	193,818
	Gilead Sciences, Inc.
200,000	2.550%, 9/1/2020	202,104
200,000	3.250%, 9/1/2022	204,278
	Imperial Tobacco Finance plc
250,000	3.750%, 7/21/2022[d]	256,732
	Laboratory Corporation of America Holdings
255,000	2.625%, 2/1/2020	256,317
	McKesson Corporation
275,000	2.700%, 12/15/2022	269,749
	Mead Johnson Nutrition Company
200,000	3.000%, 11/15/2020	203,838
	Mylan NV
195,000	3.150%, 6/15/2021	195,815
	Novartis Capital Corporation
250,000	3.100%, 5/17/2027	248,601
	Reynolds American, Inc.
81,000	3.250%, 6/12/2020	83,101
	Shire Acquisitions Investments Ireland Designated Activity Company
250,000	1.900%, 9/23/2019	248,006
	Teva Pharmaceutical Finance Netherlands III BV
250,000	2.800%, 7/21/2023	237,236
	Unilever Capital Corporation
300,000	2.200%, 3/6/2019	302,682

	Total	6,937,195

Energy (1.9%)
	Anadarko Petroleum Corporation
100,000	4.850%, 3/15/2021	106,966
	Boardwalk Pipelines, LP
250,000	4.450%, 7/15/2027	252,552
	BP Capital Markets plc
250,000	1.676%, 5/3/2019	248,746

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Energy (1.9%) - continued
	El Paso Pipeline Partners Operating Company, LLC
$325,000	4.700%, 11/1/2042	$294,646
	Enbridge, Inc.
250,000	5.500%, 12/1/2046	265,725
	Encana Corporation
215,000	3.900%, 11/15/2021	219,628
	Energy Transfer Partners, LP
250,000	4.200%, 4/15/2027	246,970
	EOG Resources, Inc.
200,000	2.625%, 3/15/2023	194,960
	Exxon Mobil Corporation
250,000	1.708%, 3/1/2019	250,410
	Marathon Petroleum Corporation
250,000	3.400%, 12/15/2020	256,293
	MPLX, LP
250,000	5.200%, 3/1/2047	251,497
	Petro-Canada
150,000	6.800%, 5/15/2038	192,752
	Petroleos Mexicanos
255,000	2.378%, 4/15/2025	254,538
	Schlumberger Holdings Corporation
250,000	3.000%, 12/21/2020[d]	255,595
	Sunoco Logistics Partners Operations, LP
300,000	4.400%, 4/1/2021	315,676
	Transcontinental Gas Pipe Line Company, LLC
125,000	7.850%, 2/1/2026	160,491

	Total	3,767,445

Financials (7.9%)
	ABN AMRO Bank NV
300,000	2.450%, 6/4/2020[d]	300,016
	Aflac, Inc.
250,000	2.400%, 3/16/2020	252,712
	Allstate Corporation
500,000	4.200%, 12/15/2046	505,362
	American International Group, Inc.
200,000	3.300%, 3/1/2021	204,062
	AXA SA
27,000	8.600%, 12/15/2030	37,503
	Bank of America Corporation
250,000	3.824%, 1/20/2028	250,508
	Bank of Montreal
250,000	1.500%, 7/18/2019	247,384
250,000	2.500%, 1/11/2022[d]	250,541
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
205,000	2.850%, 9/8/2021[d]	205,673
	Barclays plc
250,000	3.200%, 8/10/2021	250,147
	Boston Properties, LP
300,000	3.125%, 9/1/2023	297,667
	CBOE Holdings, Inc.
250,000	3.650%, 1/12/2027	251,311
	Chubb Corporation
350,000	6.500%, 5/15/2038	469,216
	Citigroup, Inc.
250,000	2.900%, 12/8/2021	250,927
250,000	3.887%, 1/10/2028	251,087
	CNA Financial Corporation
250,000	5.750%, 8/15/2021	278,185
	Cooperatieve Rabobank UA
250,000	2.750%, 1/10/2022	251,263

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
259

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Financials (7.9%) - continued
	Credit Suisse Group AG
$250,000	4.282%, 1/9/2028[d]	$248,773
	Discover Bank
288,000	8.700%, 11/18/2019	327,095
	Duke Realty, LP
250,000	3.875%, 10/15/2022	259,765
	European Investment Bank
500,000	1.250%, 5/15/2018	499,821
	Fifth Third Bancorp
200,000	2.875%, 10/1/2021	202,395
	Goldman Sachs Group, Inc.
250,000	4.000%, 3/3/2024	259,371
250,000	5.950%, 1/15/2027	285,587
250,000	6.125%, 2/15/2033	302,685
	HCP, Inc.
250,000	4.000%, 12/1/2022	257,847
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	155,842
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	384,224
	Huntington Bancshares, Inc.
200,000	3.150%, 3/14/2021	203,440
	ING Bank NV
400,000	2.625%, 12/5/2022[d]	398,610
	J.P. Morgan Chase & Company
250,000	2.250%, 1/23/2020	250,793
250,000	2.700%, 5/18/2023	244,519
500,000	3.782%, 2/1/2028	504,628
	Liberty Mutual Group, Inc.
200,000	4.250%, 6/15/2023[d]	210,014
	Lincoln National Corporation
250,000	6.250%, 2/15/2020	275,517
	Marsh & McLennan Companies, Inc.
250,000	4.350%, 1/30/2047	251,920
	MetLife, Inc.
200,000	4.368%, 9/15/2023	215,295
	Morgan Stanley
250,000	5.000%, 11/24/2025	268,420
250,000	3.625%, 1/20/2027	248,066
	New York Life Global Funding
350,000	1.550%, 11/2/2018[d]	349,385
	North American Development Bank
400,000	2.300%, 10/10/2018	403,682
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022	325,103
	Preferred Term Securities XXIII, Ltd.
479,126	1.331%, 12/22/2036*,c	386,060
	Prudential Financial, Inc.
200,000	2.350%, 8/15/2019	201,929
	Regions Financial Corporation
200,000	3.200%, 2/8/2021	203,367
	Reliance Standard Life Global Funding II
240,000	2.500%, 4/24/2019[d]	241,569
	Santander UK plc
175,000	3.125%, 1/8/2021	175,742
	Simon Property Group, LP
250,000	2.500%, 9/1/2020	252,246
	Standard Chartered plc
200,000	3.950%, 1/11/2023[d]	200,081
	Sumitomo Mitsui Financial Group, Inc.
250,000	4.436%, 4/2/2024[d]	262,414
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	124,982

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Financials (7.9%) - continued
	Synchrony Financial
$215,000	3.750%, 8/15/2021	$221,506
	UBS AG
250,000	1.853%, 3/26/2018[c]	251,005
	UnitedHealth Group, Inc.
165,000	3.350%, 7/15/2022	170,694
	Wells Fargo & Company
250,000	2.100%, 7/26/2021	245,046
250,000	3.069%, 1/24/2023	251,071
150,000	3.450%, 2/13/2023	151,349
250,000	3.000%, 10/23/2026	239,337

	Total	15,464,759

Foreign Government (2.7%)
	Chile Government International Bond
350,000	3.875%, 8/5/2020	369,512
	Export Development Canada
150,000	0.750%, 12/15/2017	149,538
	Export-Import Bank of Korea
200,000	2.250%, 1/21/2020	199,565
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	512,099
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	519,998
400,000	4.375%, 1/24/2044	467,469
	Kommunalbanken AS
495,000	1.500%, 10/22/2019[d]	491,976
	Kommuninvest I Sverige AB
300,000	1.000%, 10/24/2017[d]	299,520
	Mexico Government International Bond
250,000	3.600%, 1/30/2025	249,375
	Poland Government International Bond
250,000	4.000%, 1/22/2024	262,409
	Province of Manitoba
600,000	1.300%, 4/3/2017	600,000
	Province of New Brunswick
125,000	2.750%, 6/15/2018	126,898
	Province of Quebec
400,000	7.500%, 7/15/2023	501,678
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[d]	498,517

	Total	5,248,554

Mortgage-Backed Securities (28.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,015	7.000%, 6/1/2017	1,016
4,072	5.500%, 12/1/2017	4,103
2,087,500	3.000%, 4/1/2032[e]	2,140,484
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,660	8.500%, 11/1/2025	1,666
295	8.000%, 1/1/2026	322
6,062,500	4.000%, 4/1/2047[e]	6,359,468
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,075,000	2.500%, 4/1/2032[e]	3,075,961

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
260

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Mortgage-Backed Securities (28.8%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$672	10.500%, 8/1/2020	$683
823	8.000%, 12/1/2024	898
127	8.500%, 12/1/2025	128
1,081	8.000%, 9/1/2026	1,106
1,391	8.000%, 4/1/2030	1,648
5,200,000	3.000%, 4/1/2047[e]	5,156,938
18,395,000	3.500%, 4/1/2047[e]	18,817,511
11,062,500	4.000%, 4/1/2047[e]	11,603,525
8,400,000	4.500%, 4/1/2047[e]	9,007,359
	Government National Mortgage Association 30-Yr. Pass Through
2,382	7.500%, 3/15/2023	2,389
1,578	9.000%, 9/15/2024	1,763
1,809	8.000%, 6/15/2025	1,856
321	8.000%, 9/15/2026	321
6,136	7.500%, 10/15/2027	6,264
7,310	7.500%, 11/15/2028	7,333
673	8.000%, 10/15/2030	673
2,744	7.500%, 1/15/2031	3,079

	Total	56,196,494

Technology (1.7%)
	Amphenol Corporation
200,000	2.550%, 1/30/2019	202,553
	Apple, Inc.
400,000	2.400%, 5/3/2023	393,257
250,000	4.250%, 2/9/2047	252,936
	Automatic Data Processing, Inc.
150,000	2.250%, 9/15/2020	151,703
	Broadcom Corporation
250,000	3.875%, 1/15/2027[d]	251,576
	Diamond 1 Finance Corporation
150,000	3.480%, 6/1/2019[d]	153,774
	Intel Corporation
250,000	1.700%, 5/19/2021	244,721
140,000	3.100%, 7/29/2022	143,870
	International Business Machines Corporation
250,000	3.300%, 1/27/2027	251,584
	Microsoft Corporation
250,000	3.450%, 8/8/2036	236,928
250,000	4.100%, 2/6/2037	257,059
	Motorola Solutions, Inc.
250,000	3.500%, 3/1/2023	246,000
	Oracle Corporation
250,000	2.500%, 5/15/2022	249,277
	Texas Instruments, Inc.
200,000	1.750%, 5/1/2020	198,439

	Total	3,233,677

Transportation (1.0%)
	American Airlines Pass Through Trust
148,992	5.600%, 7/15/2020[d]	154,021
	Continental Airlines, Inc.
289,707	4.150%, 4/11/2024	303,300
	Delta Air Lines, Inc.
134,031	4.950%, 5/23/2019	139,895
	ERAC USA Finance, LLC
250,000	2.600%, 12/1/2021[d]	245,750
	FedEx Corporation
250,000	3.300%, 3/15/2027	246,507

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Transportation (1.0%) - continued
	J.B. Hunt Transport Services, Inc.
$220,000	3.300%, 8/15/2022	$223,528
	TTX Company
250,000	2.250%, 2/1/2019[d]	250,096
300,000	4.125%, 10/1/2023*	315,754

	Total	1,878,851

U.S. Government and Agencies (39.4%)
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	386,965
	Federal Home Loan Bank
650,000	1.375%, 11/15/2019	647,888
	Federal Home Loan Mortgage Corporation
350,000	6.750%, 3/15/2031	500,492
	Federal National Mortgage Association
1,500,000	1.250%, 8/17/2021	1,456,701
1,000,000	2.000%, 1/5/2022	1,000,446
300,000	1.875%, 9/24/2026	278,839
500,000	5.960%, 9/11/2028	633,744
100,000	6.250%, 5/15/2029	133,825
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	232,703
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	441,478
	U.S. Treasury Bonds
250,000	1.500%, 8/15/2026	231,279
300,000	5.500%, 8/15/2028	389,461
2,500,000	5.250%, 11/15/2028	3,194,042
4,425,000	3.000%, 5/15/2042	4,423,097
5,200,000	3.625%, 2/15/2044	5,792,514
2,750,000	2.500%, 5/15/2046	2,461,894
	U.S. Treasury Notes
7,625,000	1.000%, 11/30/2018	7,598,191
3,500,000	1.250%, 12/15/2018	3,501,641
4,500,000	1.000%, 3/15/2019	4,476,623
6,250,000	0.875%, 9/15/2019	6,172,850
150,000	1.500%, 10/31/2019	150,275
4,250,000	1.375%, 12/15/2019	4,241,368
3,000,000	1.375%, 2/15/2020	2,990,157
3,000,000	1.250%, 3/31/2021	2,937,657
1,000,000	2.250%, 7/31/2021	1,016,406
4,095,000	1.125%, 8/31/2021	3,967,031
1,000,000	2.125%, 9/30/2021	1,010,234
1,400,000	2.125%, 6/30/2022	1,409,407
2,825,000	1.625%, 8/15/2022	2,766,955
500,000	1.375%, 6/30/2023	477,578
2,350,000	1.375%, 9/30/2023	2,236,265
1,000,000	1.625%, 10/31/2023	966,211
7,650,000	2.250%, 11/15/2024	7,628,488
180,000	1.625%, 2/15/2026	169,214
1,000,000	2.250%, 2/15/2027	987,109

	Total	76,909,028

Utilities (2.4%)
	Ameren Corporation
225,000	2.700%, 11/15/2020	227,002
	Berkshire Hathaway Energy Company
200,000	2.400%, 2/1/2020	201,474
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	451,278
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	338,598

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
261

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Utilities (2.4%) - continued
	DTE Energy Company
$100,000	2.400%, 12/1/2019	$100,602
	Duke Energy Florida, LLC
250,000	3.200%, 1/15/2027	251,256
	Energy Transfer Partners, LP
250,000	4.150%, 10/1/2020	259,569
	Exelon Generation Company, LLC
200,000	2.950%, 1/15/2020	202,727
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	251,528
	MidAmerican Energy Company
250,000	3.950%, 8/1/2047	248,691
	National Rural Utilities Cooperative Finance Corporation
28,000	4.023%, 11/1/2032	28,983
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	360,630
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	319,727
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	332,345
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	330,754
	Public Service Electric And Gas Company
360,000	1.800%, 6/1/2019	359,624
	Southern California Edison Company
155,000	2.400%, 2/1/2022	154,379
	Southern California Gas Company
325,000	3.750%, 9/15/2042	315,819

	Total	4,734,986

	Total Long-Term Fixed Income (cost $187,318,462)	187,960,467

Shares	Registered Investment Companies (3.9%)	Value
Fixed Income Funds/ETFs (3.9%)
63,900	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,534,449

	Total	7,534,449

	Total Registered Investment Companies (cost $7,522,078)	7,534,449

Shares or Principal Amount	Short-Term Investments (28.1%)[f]	Value
	Federal Home Loan Bank Discount Notes
3,650,000	0.530%, 4/7/2017	3,649,719
5,600,000	0.530%, 4/12/2017	5,599,031
200,000	0.715%, 4/17/2017	199,946
12,780,000	0.770%, 4/19/2017	12,776,077
3,600,000	0.750%, 4/24/2017	3,598,549
900,000	0.770%, 4/26/2017	899,603
1,260,000	0.760%, 4/28/2017	1,259,397
3,400,000	0.760%, 5/3/2017	3,397,933
1,100,000	0.755%, 5/5/2017	1,099,286
3,700,000	0.760%, 5/9/2017	3,697,299
300,000	0.780%, 6/14/2017	299,550
3,100,000	0.780%, 6/16/2017	3,095,220
3,600,000	0.782%, 6/21/2017	3,594,074

Shares or Principal Amount	Short-Term Investments (28.1%)[f]	Value
1,172,805	Thrivent Core Short-Term Reserve Fund 1.070%	$11,728,055

	Total Short-Term Investments (cost $54,890,948)	54,893,739

	Total Investments (cost $249,731,488) 128.3%	$250,388,655

	Other Assets and Liabilities, Net (28.3%)	(55,193,912)

	Total Net Assets 100.0%	$195,194,743

a	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $7,021,606 or 3.6% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Bond Index Portfolio as of March 31, 2017 was $1,418,650 or 0.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$225,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	479,126
TTX Company, 10/1/2023	9/19/2013	299,997
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	573,217

Definitions:

ETF	-	Exchange Traded Fund
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,802,707
Gross unrealized depreciation	(2,145,540)

Net unrealized appreciation (depreciation)	$657,167

Cost for federal income tax purposes	$249,731,488

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
262

BOND INDEX PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,774,066	–	1,774,066	–
Basic Materials	211,885	–	211,885	–
Capital Goods	1,034,282	–	1,034,282	–
Commercial Mortgage-Backed Securities	3,076,880	–	3,076,880	–
Communications Services	2,585,285	–	2,585,285	–
Consumer Cyclical	4,907,080	–	4,907,080	–
Consumer Non-Cyclical	6,937,195	–	6,937,195	–
Energy	3,767,445	–	3,767,445	–
Financials	15,464,759	–	15,078,699	386,060
Foreign Government	5,248,554	–	5,248,554	–
Mortgage-Backed Securities	56,196,494	–	56,196,494	–
Technology	3,233,677	–	3,233,677	–
Transportation	1,878,851	–	1,878,851	–
U.S. Government and Agencies	76,909,028	–	76,909,028	–
Utilities	4,734,986	–	4,734,986	–
Registered Investment Companies Fixed Income Funds/ETFs	7,534,449	7,534,449	–	–
Short-Term Investments	43,165,684	–	43,165,684	–

Subtotal Investments in Securities	$238,660,600	$7,534,449	$230,740,091	$386,060

Other Investments*	Total
Short-Term Investments	11,728,055

Subtotal Other Investments	$11,728,055

Total Investments at Value	$250,388,655

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$11,000,368	$2,701,668	$13,702,036	–	$–	$4,240
Core Short-Term Reserve Fund	12,394,352	16,585,947	17,252,244	1,172,806	11,728,055	31,201
Total Value and Income Earned	$23,394,720				$11,728,055	$35,441

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
263

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.1%)[a]	Value
Basic Materials (<0.1%)
	Arch Coal, Inc., Term Loan
$85,000	5.000%, 2/28/2024[b,c]	$84,814
	Fortescue Metals Group, Ltd., Term Loan
104,571	3.750%, 6/30/2019	105,111

	Total	189,925

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
922,743	3.698%, 11/10/2023	927,550

	Total	927,550

Communications Services (0.4%)
	Cengage Learning Acquisitions, Term Loan
456,550	5.250%, 6/7/2023	434,435
	LTS Buyer, LLC, Term Loan
664,125	4.397%, 4/13/2020	666,615
	NEP/NCP Holdco, Inc., Term Loan
926,755	4.250%, 1/22/2020	926,366
	TNS, Inc., Term Loan
588,161	5.000%, 2/14/2020	591,837
	Univision Communications, Inc., Term Loan
1,166,162	3.750%, 3/15/2024	1,158,383

	Total	3,777,636

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
613,955	3.700%, 8/13/2021	615,681
	Ceridian HCM Holding, Inc., Term Loan
648,132	4.540%, 9/15/2020	642,461
	Mohegan Tribal Gaming Authority, Term Loan
274,313	5.500%, 10/13/2023	274,598
	Scientific Games International, Inc., Term Loan
425,000	4.846%, 10/1/2021	430,244
	Seminole Hard Rock Entertainment, Inc., Term Loan
466,812	3.897%, 5/14/2020	468,759

	Total	2,431,743

Consumer Non-Cyclical (0.1%)
	Berry Plastics Corporation, Term Loan
280,000	3.108%, 2/8/2020	281,531
100,000	3.108%, 1/6/2021	100,450
	JBS USA LUX SA, Term Loan
305,000	3.289%, 10/30/2022	305,955

	Total	687,936

Energy (0.1%)
	Pacific Drilling SA, Term Loan
1,169,437	4.625%, 6/3/2018	533,556

	Total	533,556

Technology (0.1%)
	Accudyne Industries, LLC, Term Loan
620,291	4.147%, 12/13/2019	581,008
	First Data Corporation, Term Loan
503,922	3.984%, 3/24/2021	507,611

Principal Amount	Bank Loans (1.1%)[a]	Value
Technology (0.1%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$50,376	7.147%, 12/31/2021	$50,779
188,881	6.647%, 2/9/2022	190,061

	Total	1,329,459

Utilities (<0.1%)
	Intergen NV, Term Loan
251,590	5.650%, 6/12/2020	250,017

	Total	250,017

	Total Bank Loans (cost $10,794,876)	10,127,822

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Asset-Backed Securities (27.6%)
	Alm Loan Funding CLO
	2.453%, 10/17/2026, Ser.
3,760,000	2014-11A, Class A1*,d	3,760,158
	American Homes 4 Rent
	1.943%, 6/17/2031, Ser.
2,995,063	2014-SFR1, Class Ad,e	2,995,994
	Americredit Automobile Receivables Trust
	1.340%, 4/8/2020, Ser.
5,000,000	2016-4, Class A2A	4,996,739
	Apidos CLO XVIII
	2.453%, 7/22/2026, Ser.
3,775,000	2014-18A, Class A1*,d	3,774,974
	BA Credit Card Trust
	1.292%, 6/15/2021, Ser.
4,800,000	2014-A1, Class Ad	4,820,512
	Babson CLO, Ltd.
	0.000%, 10/17/2026, Ser.
3,760,000	2014-IIA, Class AR*,c,d	3,760,000
	2.413%, 10/17/2026, Ser.
3,760,000	2014-IIA, Class A*,d	3,760,056
	Barclays Dryrock Issuance Trust
	1.520%, 5/16/2022, Ser.
2,250,000	2016-1, Class A	2,230,000
	Bayview Opportunity Master Fund Trust
	3.598%, 9/29/2031, Ser.
1,199,818	2016-RN3, Class A1[e,f]	1,197,985
	3.228%, 7/28/2034, Ser.
1,615,153	2014-18NP, Class A*,f	1,612,300
	Betony CLO, Ltd.
	2.373%, 4/15/2027, Ser.
3,425,000	2015-1A, Class AR*,d	3,428,579
	Birchwood Park CLO, Ltd.
	2.203%, 7/15/2026, Ser.
3,420,000	2014-1A, Class AR*,d	3,420,065
	BlueMountain CLO, Ltd.
	2.503%, 10/15/2026, Ser.
3,760,000	2014-3A, Class A1*,d	3,774,623
	Brazos Higher Education Authority, Inc.
	1.852%, 2/25/2030, Ser.
2,127,569	2011-1, Class A2[d]	2,123,773
	Carlyle Global Market Strategies CLO, Ltd.
	2.330%, 7/20/2023, Ser.
2,347,097	2012-2A, Class A1R*,d	2,347,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
264

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Asset-Backed Securities (27.6%) - continued
	2.223%, 10/15/2026, Ser.
$3,750,000	2014-4A, Class A1R*,d	$3,752,168
	CarMax Auto Owner Trust
	1.210%, 11/15/2019, Ser.
6,300,000	2016-4, Class A2	6,288,982
	Cent CLO 16, LP
3,622,029	2.284%, 8/1/2024, Ser. 2012-16A, Class A1AR*,d	3,622,084
	Cent CLO 22, Ltd.
	2.444%, 11/7/2026, Ser.
3,750,000	2014-22A, Class A1R*,d	3,751,283
	Chase Issuance Trust
	1.100%, 1/15/2020, Ser.
2,250,000	2016-A6, Class A6	2,245,034
	1.590%, 2/18/2020, Ser.
3,700,000	2015-A2, Class A2	3,705,005
	1.322%, 5/17/2021, Ser.
3,000,000	2016-A1, Class Ad	3,016,549
	Chesapeake Funding II, LLC
	1.880%, 6/15/2028, Ser.
4,000,000	2016-2A, Class A1[e]	3,988,762
	Chrysler Capital Auto Receivables Trust
	1.360%, 1/15/2020, Ser.
5,000,000	2016-BA, Class A2[e]	4,994,399
	Commonbond Student Loan Trust
	3.200%, 6/25/2032, Ser.
745,132	2015-A, Class A*	747,261
	CPS Auto Receivables Trust
	2.070%, 11/15/2019, Ser.
1,739,565	2016-B, Class Ae	1,742,029
	Credit Based Asset Servicing and Securitization, LLC
	3.464%, 12/25/2036, Ser.
1,540,478	2006-CB2, Class AF2[f]	1,128,554
	DRB Prime Student Loan Trust
	2.882%, 10/27/2031, Ser.
3,299,698	2015-B, Class A1*,d	3,376,250
	Dryden 34 Senior Loan Fund CLO
	0.000%, 10/15/2026, Ser.
3,600,000	2014-34A, Class AR*,c,d,g	3,600,000
	2.453%, 10/15/2026, Ser.
3,760,000	2014-34A, Class A*,d	3,771,806
	Edlinc Student Loan Funding Trust
	3.490%, 10/1/2025, Ser.
1,490,038	2012-A, Class AT*,d	1,511,709
	Ford Credit Auto Owner Trust
	1.040%, 9/15/2019, Ser.
5,500,000	2016-C, Class A2A	5,485,746
	2.260%, 11/15/2025, Ser.
3,575,000	2014-1, Class Ae	3,604,221
	GMAC Mortgage Corporation Loan Trust
	1.278%, 8/25/2035, Ser.
313,234	2005-HE1, Class A2[d,h]	299,704
	5.750%, 10/25/2036, Ser.
670,529	2006-HE3, Class A2[h]	645,921
	1.162%, 12/25/2036, Ser.
1,163,447	2006-HE4, Class A1[d,h]	1,085,253
	GoldenTree Loan Opportunities IX, Ltd.
	2.409%, 10/29/2026, Ser.
3,500,000	2014-9A, Class AR*,d	3,500,277

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Asset-Backed Securities (27.6%) - continued
	GreatAmerica Leasing Receivables Funding, LLC
	2.060%, 6/22/2020, Ser.
$2,000,000	2017-1, Class A3[e]	$1,995,440
	Impac CMB Trust
	1.502%, 4/25/2035, Ser.
1,295,091	2005-2, Class 1A1[d]	1,184,040
	1.622%, 8/25/2035, Ser.
398,212	2005-5, Class A1[d]	350,310
	John Deere Owner Trust
	1.250%, 6/15/2020, Ser.
1,750,000	2016-B, Class A3	1,739,185
	Kubota Credit Owner Trust
	1.500%, 7/15/2020, Ser.
3,000,000	2016-1A, Class A3[e]	2,978,297
	Madison Park Funding XIV CLO, Ltd.
	2.480%, 7/20/2026, Ser.
4,150,000	2014-14A, Class A2*,d	4,150,859
	Marlette Funding Trust
	2.827%, 3/15/2024, Ser.
3,000,000	2017-AA, Class Ae	3,004,525
	Master Credit Card Trust
	1.726%, 9/23/2019, Ser.
4,500,000	2016-1A, Class Ad,e	4,517,124
	Mill City Mortgage Loan Trust
	2.500%, 4/25/2057, Ser.
1,534,877	2016-1, Class A1[e]	1,524,540
	MLCC Mortgage Investors, Inc.
	1.642%, 9/25/2029, Ser.
315,168	2004-D, Class A1[d]	312,326
	Mortgage Equity Conversion Asset Trust
	1.480%, 1/25/2042, Ser.
4,025,233	2007-FF1, Class A*,d	3,461,701
	1.470%, 2/25/2042, Ser.
4,009,754	2007-FF2, Class A*,d	3,418,315
	Navient Student Loan Trust
	1.520%, 7/25/2066, Ser.
5,250,000	2017-1A, Class A2[d,e]	5,267,981
	Neuberger Berman CLO, Ltd.
3,000,000	2.504%, 8/4/2025, Ser. 2014-17A, Class A*,d	3,000,336
	NextGear Floorplan Master Owner Trust
	1.920%, 10/15/2019, Ser.
3,000,000	2014-1A, Class A*	3,003,120
	Northstar Education Finance, Inc.
	1.682%, 12/26/2031, Ser.
2,144,666	2012-1, Class Ad,e	2,137,656
	Octagon Investment Partners XX CLO, Ltd.
	2.474%, 8/12/2026, Ser.
3,760,000	2014-1A, Class A*,d	3,764,271
	OneMain Direct Auto Receivables Trust
	2.040%, 1/15/2021, Ser.
1,241,709	2016-1A, Class Ae	1,243,971
	OneMain Financial Issuance Trust
	4.100%, 3/20/2028, Ser.
2,000,000	2016-2A, Class Ae	2,048,220
	OZLM VIII, Ltd.
	2.463%, 10/17/2026, Ser.
3,760,000	2014-8A, Class A1A*,d	3,776,713

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
265

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Asset-Backed Securities (27.6%) - continued
	Prestige Auto Receivables Trust
	1.460%, 7/15/2020, Ser.
$5,500,000	2016-2A, Class A2[e]	$5,486,052
	Race Point IX CLO, Ltd.
	2.533%, 4/15/2027, Ser.
1,500,000	2015-9A, Class A1*,d	1,509,293
	Renaissance Home Equity Loan Trust
	5.608%, 5/25/2036, Ser.
3,217,145	2006-1, Class AF3[f]	2,068,412
	5.285%, 1/25/2037, Ser.
1,165,771	2006-4, Class AF2[f]	643,063
	Securitized Term Auto Receivables Trust
	1.284%, 11/26/2018, Ser.
2,750,000	2016-1A, Class A2Ae	2,746,997
	1.890%, 8/25/2020, Ser.
5,000,000	2017-1A, Class A3[e]	4,987,605
	SLM Student Loan Trust
	1.512%, 7/15/2022, Ser.
912,432	2014-A, Class A1[d,e]	912,710
	1.512%, 8/15/2022, Ser.
308,283	2013-A, Class A1[d,e]	308,388
	1.382%, 3/25/2025, Ser.
4,401,958	2010-1, Class Ad	4,319,998
	1.502%, 3/25/2026, Ser.
2,693,369	2011-1, Class A1[d]	2,702,525
	1.962%, 5/17/2027, Ser.
2,700,000	2013-A, Class A2Bd,e	2,719,271
	SoFi Consumer Loan Program, LLC
	3.050%, 12/26/2025, Ser.
2,551,252	2016-3, Class Ae	2,552,471
	3.280%, 1/26/2026, Ser.
3,003,788	2017-1, Class Ae	3,017,908
	SoFi Professional Loan Program, LLC
	2.420%, 3/25/2030, Ser.
1,881,250	2015-A, Class A2[e]	1,879,739
	1.480%, 5/26/2031, Ser.
2,195,635	2016-C, Class A2Ae	2,188,875
	2.510%, 8/25/2033, Ser.
1,786,323	2015-C, Class A2[e]	1,782,563
	1.832%, 7/25/2039, Ser.
1,881,573	2016-E, Class A1[d,e]	1,890,351
	Springleaf Funding Trust
	2.900%, 11/15/2029, Ser.
3,650,000	2016-AA, Class Ae	3,670,445
	Symphony CLO VIII, Ltd.
2,720,049	2.110%, 1/9/2023, Ser. 2012-8A, Class AR*,d	2,720,043
	Synchrony Credit Card Master Note Trust
	1.360%, 8/17/2020, Ser.
6,250,000	2012-6, Class A	6,254,434
	Toyota Auto Receivables Owner Trust
	1.060%, 5/15/2019, Ser.
5,500,000	2016-D, Class A2A	5,490,557
	Vericrest Opportunity Loan Transferee
	3.500%, 6/26/2045, Ser.
1,787,793	2015-NPL8, Class A1[e,f]	1,794,350
	4.250%, 2/26/2046, Ser.
1,126,727	2016-NPL1, Class A1[e,f]	1,132,100
	3.750%, 6/25/2046, Ser.
2,131,360	2016-NPL7, Class A1[e,f]	2,128,805
	3.500%, 2/25/2047, Ser.
2,263,887	2017-NPL1, Class A1[e,f]	2,255,683

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Asset-Backed Securities (27.6%) - continued
	3.375%, 10/26/2054, Ser.
$451,421	2014-NPL8, Class A1[e]	$452,557
	Verizon Owner Trust
	1.420%, 1/20/2021, Ser.
4,000,000	2016-1A, Class Ae	3,975,422
	2.060%, 9/20/2021, Ser.
2,800,000	2017-1A, Class Ae	2,808,678
	Voya CLO 3, Ltd.
	2.458%, 7/25/2026, Ser.
3,760,000	2014-3A, Class A1*,d	3,760,707
	Wachovia Asset Securitization, Inc.
	1.122%, 7/25/2037, Ser.
716,521	2007-HE1, Class A*,d,h	615,470

	Total	245,520,409

Basic Materials (0.6%)
	Georgia-Pacific, LLC
2,470,000	2.539%, 11/15/2019[e]	2,489,513
	Glencore Funding, LLC
1,000,000	2.083%, 4/16/2018[d,e]	1,001,710
	Vale Overseas, Ltd.
1,300,000	5.875%, 6/10/2021[i]	1,393,106

	Total	4,884,329

Capital Goods (0.6%)
	Lockheed Martin Corporation
1,500,000	2.500%, 11/23/2020	1,510,153
	Roper Technologies, Inc.
1,109,000	6.250%, 9/1/2019	1,212,838
500,000	2.800%, 12/15/2021	500,509
	Siemens Financieringsmaatschappij NV
2,000,000	1.747%, 3/16/2022[d,e]	2,006,050
	Textron, Inc.
400,000	3.875%, 3/1/2025	406,800

	Total	5,636,350

Collateralized Mortgage Obligations (4.5%)
	American Home Mortgage Assets Trust
	1.558%, 11/25/2046, Ser.
2,357,538	2006-5, Class A1[d]	1,204,299
	BCAP, LLC Trust
	1.162%, 3/25/2037, Ser.
1,888,329	2007-AA1, Class 2A1[d]	1,767,657
	Bear Stearns Adjustable Rate Mortgage Trust
	2.830%, 10/25/2035, Ser.
696,727	2005-9, Class A1[d]	669,268
	Countrywide Alternative Loan Trust
	5.500%, 11/25/2035, Ser.
435,719	2005-49CB, Class A1	439,814
	5.500%, 2/25/2036, Ser.
494,771	2005-85CB, Class 2A2	458,025
	6.000%, 1/25/2037, Ser.
883,831	2006-39CB, Class 1A16	842,975
	Countrywide Home Loans, Inc.
	3.222%, 3/20/2036, Ser.
1,276,430	2006-HYB1, Class 1A1	1,086,989
	3.015%, 9/20/2036, Ser.
1,181,553	2006-HYB5, Class 2A1	937,553
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	1.408%, 4/25/2047, Ser.
2,508,337	2007-OA2, Class A1[d]	2,128,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
266

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Collateralized Mortgage Obligations (4.5%) - continued
	GCAT, LLC
	3.375%, 3/25/2047, Ser.
$2,400,000	2017-1, Class A1*,f	$2,396,400
	HarborView Mortgage Loan Trust
	2.734%, 6/19/2034, Ser.
1,197,026	2004-5, Class 3A	1,167,867
	J.P. Morgan Alternative Loan Trust
	3.316%, 3/25/2036, Ser.
1,880,612	2006-A1, Class 2A1	1,661,593
	J.P. Morgan Mortgage Trust
	3.162%, 10/25/2036, Ser.
279,402	2006-A6, Class 1A2	255,572
	Master Asset Securitization Trust
	1.482%, 6/25/2036, Ser.
1,098,411	2006-2, Class 2A2[d]	550,409
	Residential Accredit Loans, Inc. Trust
	4.099%, 9/25/2035, Ser.
961,037	2005-QA10, Class A31	811,755
	Sequoia Mortgage Trust
	2.104%, 9/20/2034, Ser.
2,155,899	2004-8, Class A2[d]	2,106,068
	Structured Adjustable Rate Mortgage Loan Trust
	3.464%, 12/25/2034, Ser.
19,852	2004-18, Class 5A	19,408
	Structured Asset Securities Corporation Trust
	5.500%, 12/25/2034, Ser.
1,716,149	2005-10, Class 3A1	1,722,778
	Wachovia Mortgage Loan Trust, LLC
	3.385%, 5/20/2036, Ser.
616,316	2006-A, Class 2A1	547,253
	WaMu Mortgage Pass Through Certificates
	1.272%, 10/25/2045, Ser.
640,842	2005-AR13, Class A1A1[d]	625,308
	1.518%, 10/25/2046, Ser.
3,287,847	2006-AR13, Class 1Ad	2,868,774
	1.434%, 12/25/2046, Ser.
2,016,957	2006-AR17, Class 1Ad	1,698,174
	1.378%, 1/25/2047, Ser.
2,018,395	2006-AR19, Class 1Ad	1,582,368
	Washington Mutual Mortgage Pass Through Certificates Trust
	1.558%, 9/25/2046, Ser.
1,618,709	2006-AR7, Class A1Ad	1,087,733
	1.388%, 2/25/2047, Ser.
2,692,944	2007-OA3, Class 2Ad	2,018,771
	Wells Fargo Commercial Mortgage Trust
	2.632%, 5/15/2048, Ser.
3,575,000	2015-NXS1, Class A2	3,618,180
	Wells Fargo Mortgage Backed Securities Trust
	3.116%, 10/25/2034, Ser.
2,175,445	2004-V, Class 2A1	2,165,787
	5.500%, 8/25/2035, Ser.
1,114,106	2005-6, Class A12	1,138,003
	3.089%, 3/25/2036, Ser.
728,296	2006-AR2, Class 2A1	730,598
	3.170%, 3/25/2036, Ser.
524,205	2006-AR6, Class 3A1	497,524

	Total	38,805,462

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Commercial Mortgage-Backed Securities (3.3%)
	Citigroup Commercial Mortgage Trust
	1.102%, 11/10/2046, Ser.
$854,706	2013-GC17, Class A1	$851,395
	5.779%, 12/10/2049, Ser.
732,045	2007-C6, Class A4	732,897
	Commercial Mortgage Pass-Through Certificates
5,000,000	1.897%, 6/8/2030, Ser. 2013-THL, Class A2[d,e]	5,003,147
	Commercial Mortgage Trust
	3.039%, 12/10/2018, Ser.
2,500,000	2013-CR13, Class A2	2,546,737
	2.928%, 2/10/2047, Ser.
7,000,000	2014-CR15, Class A2	7,122,313
	GS Mortgage Securities Trust
	2.999%, 8/10/2044, Ser.
60,224	2011-GC5, Class A2	60,186
	Morgan Stanley Capital, Inc.
	5.406%, 3/15/2044, Ser.
670,085	2007-IQ13, Class AM	668,665
	SCG Trust
	2.562%, 11/15/2026, Ser.
3,150,000	2013-SRP1, Class Ad,e	3,144,046
	Wells Fargo Commercial Mortgage Trust
	2.819%, 8/15/2050, Ser.
6,200,000	2014-LC16, Class A2	6,297,775
	WFRBS Commercial Mortgage Trust
	1.406%, 9/15/2046, Ser.
2,694,335	2013-C16, Class A1	2,692,417

	Total	29,119,578

Communications Services (2.4%)
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,239,448
	American Tower Trust I
1,650,000	1.551%, 3/15/2018*	1,646,032
	AT&T, Inc.
1,735,000	2.082%, 6/30/2020[d]	1,755,274
350,000	2.800%, 2/17/2021	351,008
1,000,000	3.200%, 3/1/2022[i]	1,007,549
	Charter Communications Operating, LLC
1,397,000	3.579%, 7/23/2020	1,437,685
1,397,000	4.464%, 7/23/2022	1,471,181
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	254,279
1,000,000	2.250%, 9/1/2021	972,045
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,266,174
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[e]	2,252,644
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[e]	1,367,770
	Verizon Communications, Inc.
1,000,000	1.506%, 6/9/2017[d]	1,000,564
2,580,000	1.918%, 6/17/2019[d]	2,598,421
1,825,000	3.000%, 11/1/2021	1,832,181

	Total	21,452,255

Consumer Cyclical (1.9%)
	BMW US Capital, LLC
1,600,000	1.500%, 4/11/2019[e]	1,588,976

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
267

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Consumer Cyclical (1.9%) - continued
	CVS Health Corporation
$1,065,000	2.250%, 8/12/2019	$1,072,083
	Daimler Finance North America, LLC
2,500,000	1.745%, 8/3/2017[d,e]	2,505,608
	eBay, Inc.
775,000	2.500%, 3/9/2018	780,899
	Ford Motor Credit Company, LLC
1,000,000	2.417%, 3/28/2022[d]	1,011,500
	General Motors Financial Company, Inc.
1,565,000	2.573%, 1/14/2022[d]	1,605,105
	Home Depot, Inc.
825,000	1.501%, 9/15/2017[d]	826,638
2,100,000	4.400%, 4/1/2021	2,275,696
	Hyundai Capital Services, Inc.
1,000,000	3.000%, 3/6/2022[e]	998,565
	Newell Rubbermaid, Inc.
1,250,000	3.150%, 4/1/2021	1,278,726
	Ralph Lauren Corporation
275,000	2.625%, 8/18/2020	277,343
	Walgreens Boots Alliance, Inc.
980,000	2.600%, 6/1/2021	981,063
	Yale University
1,550,000	2.086%, 4/15/2019	1,565,675

	Total	16,767,877

Consumer Non-Cyclical (5.7%)
	Abbott Laboratories
2,100,000	2.350%, 11/22/2019	2,108,413
	Actavis Funding SCS
2,435,000	2.375%, 3/12/2020[d]	2,489,040
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	500,953
	Anheuser-Busch InBev Finance, Inc.
2,290,000	2.294%, 2/1/2021[d]	2,358,908
1,415,000	3.300%, 2/1/2023	1,439,975
	BAT International Finance plc
2,335,000	1.641%, 6/15/2018[d,e]	2,340,821
	Bayer U.S. Finance, LLC
1,250,000	2.375%, 10/8/2019[e]	1,258,455
	Boston Scientific Corporation
2,045,000	6.000%, 1/15/2020	2,240,297
	Bunge Limited Finance Corporation
1,135,000	3.500%, 11/24/2020	1,164,425
	Celgene Corporation
1,270,000	3.550%, 8/15/2022	1,305,866
	Church & Dwight Company, Inc.
1,440,000	2.450%, 12/15/2019	1,453,213
	Express Scripts Holding Company
1,200,000	3.000%, 7/15/2023	1,159,684
	Forest Laboratories, Inc.
2,750,000	4.375%, 2/1/2019[e]	2,845,485
	Gilead Sciences, Inc.
1,300,000	2.550%, 9/1/2020	1,313,677
1,300,000	3.250%, 9/1/2022	1,327,807
	H. J. Heinz Company
2,050,000	3.500%, 7/15/2022	2,094,364
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,570,989
	Imperial Tobacco Finance plc
1,750,000	3.750%, 7/21/2022[e]	1,797,124
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[e]	2,510,802

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Consumer Non-Cyclical (5.7%) - continued
	Laboratory Corporation of America Holdings
$1,705,000	2.625%, 2/1/2020	$1,713,803
	Mead Johnson Nutrition Company
1,150,000	3.000%, 11/15/2020	1,172,069
	Merck & Company, Inc.
1,825,000	1.409%, 2/10/2020[d]	1,841,104
	Mondelez International, Inc.
1,858,000	1.554%, 2/1/2019[d]	1,867,320
	Mylan NV
1,275,000	3.150%, 6/15/2021	1,280,330
	PepsiCo, Inc.
1,185,000	1.535%, 10/6/2021[d]	1,192,338
	Reynolds American, Inc.
549,000	3.250%, 6/12/2020	563,238
	Shire Acquisitions Investments Ireland Designated Activity Company
2,150,000	1.900%, 9/23/2019	2,132,854
	Smithfield Foods, Inc.
780,000	2.700%, 1/31/2020[e]	779,454
	Teva Pharmaceutical Finance Netherlands III BV
2,125,000	2.200%, 7/21/2021	2,044,488
	Unilever Capital Corporation
2,600,000	2.200%, 3/6/2019	2,623,241

	Total	50,490,537

Energy (3.8%)
	Anadarko Petroleum Corporation
965,000	4.850%, 3/15/2021	1,032,220
	BP Capital Markets plc
1,600,000	1.676%, 5/3/2019	1,591,978
	Cameron International Corporation
1,275,000	1.400%, 6/15/2017	1,275,607
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,009,666
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,633,500
	Devon Energy Corporation
2,000,000	3.250%, 5/15/2022	1,981,036
	Ecopetrol SA
400,000	5.875%, 9/18/2023	433,500
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,238,546
	Encana Corporation
1,115,000	3.900%, 11/15/2021	1,139,000
	EOG Resources, Inc.
1,075,000	2.625%, 3/15/2023	1,047,908
	Exxon Mobil Corporation
2,100,000	1.708%, 3/1/2019	2,103,446
1,785,000	1.470%, 3/6/2022[d]	1,795,540
	Kinder Morgan Energy Partners, LP
1,000,000	3.500%, 3/1/2021	1,016,173
	Marathon Oil Corporation
1,000,000	2.800%, 11/1/2022	960,693
	Marathon Petroleum Corporation
1,500,000	3.400%, 12/15/2020	1,537,757
	Petrobras Global Finance BV
1,300,000	6.125%, 1/17/2022	1,363,050
	Petroleos Mexicanos
1,300,000	4.770%, 3/11/2022[d,e]	1,397,500
1,857,250	2.378%, 4/15/2025	1,853,887
	Schlumberger Holdings Corporation
1,500,000	3.000%, 12/21/2020[e]	1,533,573

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
268

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Energy (3.8%) - continued
	Shell International Finance BV
$1,735,000	1.484%, 5/11/2020[d]	$1,746,003
	Sinopec Group Overseas Development, Ltd.
1,325,000	1.750%, 9/29/2019[e]	1,304,216
	Sunoco Logistics Partners Operations, LP
1,860,000	4.400%, 4/1/2021	1,957,189
	Transcontinental Gas Pipe Line Company, LLC
725,000	7.850%, 2/1/2026	930,849

	Total	33,882,837

Financials (20.4%)
	ABN AMRO Bank NV
2,040,000	2.450%, 6/4/2020[e]	2,040,110
	Aflac, Inc.
2,100,000	2.400%, 3/16/2020	2,122,783
	American Express Credit Corporation
2,580,000	1.702%, 3/18/2019[d]	2,593,210
850,000	2.171%, 9/14/2020[d]	863,626
	American International Group, Inc.
1,430,000	3.300%, 3/1/2021	1,459,040
	Ares Capital Corporation
1,400,000	4.875%, 11/30/2018	1,452,458
	Bank of America Corporation
1,800,000	1.700%, 8/25/2017	1,803,236
2,000,000	2.226%, 3/22/2018[d]	2,013,870
2,200,000	1.868%, 4/1/2019[d]	2,219,243
1,185,000	2.190%, 1/20/2023[d]	1,201,448
1,100,000	4.000%, 1/22/2025	1,098,743
1,100,000	6.100%, 3/17/2025[j]	1,165,450
	Bank of New York Mellon Corporation
675,000	4.500%, 6/20/2023[j]	638,719
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,445,000	2.850%, 9/8/2021[e]	1,449,745
	BB&T Corporation
1,520,000	1.738%, 1/15/2020[d]	1,531,661
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,560,100
	BNZ International Funding, Ltd.
1,000,000	1.752%, 2/21/2020[d,e]	1,004,633
1,325,000	2.101%, 9/14/2021[d,e]	1,331,583
	Caisse Centrale Desjardins du Quebec
2,155,000	1.704%, 1/29/2018[d,e]	2,161,377
	Capital One NA
1,500,000	2.189%, 1/30/2023[d]	1,506,990
	Citigroup, Inc.
1,840,000	1.779%, 4/8/2019[d]	1,849,206
1,725,000	2.485%, 9/1/2023[d]	1,773,818
	CNA Financial Corporation
3,000,000	5.875%, 8/15/2020	3,327,456
1,500,000	5.750%, 8/15/2021	1,669,110
	CoBank ACB
1,965,000	1.731%, 6/15/2022[d]	1,896,956
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,600,000	2.500%, 1/19/2021	1,601,453
	Credit Agricole SA
1,650,000	1.823%, 4/15/2019[d,e]	1,660,758
1,800,000	2.079%, 6/10/2020[d,e]	1,808,593
1,050,000	8.125%, 12/23/2025[e,j]	1,118,250
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[e]	1,646,838

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Financials (20.4%) - continued
$990,000	7.500%, 12/11/2023[e,j]	$1,072,756
	Discover Bank
1,850,000	8.700%, 11/18/2019	2,101,128
	Discover Financial Services
2,750,000	2.600%, 11/13/2018	2,775,462
	Fifth Third Bancorp
1,440,000	2.875%, 10/1/2021	1,457,241
	Goldman Sachs Capital II
88,000	4.000%, 5/4/2017[d,j]	73,616
	Goldman Sachs Group, Inc.
1,915,000	2.139%, 11/15/2018[d]	1,935,280
2,160,000	2.201%, 4/23/2020[d]	2,190,279
1,720,000	2.209%, 11/15/2021[d]	1,739,718
1,375,000	2.654%, 11/29/2023[d,i]	1,424,347
	HCP, Inc.
1,330,000	4.000%, 12/1/2022	1,371,743
	Hospitality Properties Trust
1,750,000	4.250%, 2/15/2021	1,818,154
	HSBC Holdings plc
1,325,000	2.499%, 1/5/2022[d]	1,362,341
2,000,000	3.262%, 3/13/2023	2,009,676
	HSBC USA, Inc.
1,905,000	1.456%, 6/23/2017[d]	1,905,712
	Huntington Bancshares, Inc.
1,600,000	3.150%, 3/14/2021	1,627,522
	ING Capital Funding Trust III
1,000,000	4.747%, 6/30/2017[d,j]	998,120
	ING Groep NV
1,650,000	6.000%, 4/16/2020[j]	1,643,895
2,600,000	2.302%, 3/29/2022[d]	2,603,887
	International Lease Finance Corporation
1,560,000	5.875%, 8/15/2022	1,735,364
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[e]	1,410,983
	J.P. Morgan Chase & Company
4,000,000	1.938%, 1/25/2018[d]	4,024,056
1,450,000	7.900%, 4/30/2018[j]	1,502,562
1,750,000	2.250%, 1/23/2020	1,755,553
1,750,000	3.875%, 9/10/2024	1,773,615
	J.P. Morgan Chase Bank NA
1,350,000	1.746%, 9/23/2019[d]	1,357,370
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	4,001,412
	KeyBank NA
2,750,000	1.575%, 6/1/2018[d]	2,760,329
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	769,043
	Lloyds Bank plc
2,040,000	1.657%, 3/16/2018[d]	2,045,224
	Lloyds Banking Group plc
350,000	4.582%, 12/10/2025	355,361
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[e]	3,325,504
	Mitsubishi UFJ Financial Group, Inc.
1,325,000	2.180%, 9/13/2021[d]	1,337,629
1,400,000	1.970%, 2/22/2022[d]	1,404,112
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[e]	868,827
	Mizuho Financial Group, Inc.
1,325,000	2.260%, 9/13/2021[d]	1,337,515
1,500,000	1.994%, 2/28/2022[d]	1,502,234

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
269

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Financials (20.4%) - continued
	Morgan Stanley
$1,000,000	5.450%, 7/15/2019[j]	$1,018,100
2,155,000	2.177%, 1/27/2020[d]	2,192,221
2,050,000	1.842%, 2/14/2020[d]	2,054,459
1,100,000	5.550%, 7/15/2020[j]	1,131,680
1,600,000	2.443%, 10/24/2023[d]	1,633,954
1,750,000	5.000%, 11/24/2025	1,878,940
	NCUA Guaranteed Notes
	1.208%, 12/7/2020, Ser.
1,085,956	2010-A1, Class Ad	1,085,956
	New York Life Global Funding
600,000	1.550%, 11/2/2018[e]	598,946
	Peachtree Corners Funding Trust
1,375,000	3.976%, 2/15/2025[e]	1,380,486
	Prudential Financial, Inc.
1,430,000	2.350%, 8/15/2019	1,443,795
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,502,556
	Regions Financial Corporation
1,200,000	3.200%, 2/8/2021	1,220,201
	Reliance Standard Life Global Funding II
1,740,000	2.500%, 4/24/2019[e]	1,751,376
	Santander Holdings USA, Inc.
1,550,000	3.700%, 3/28/2022[e]	1,552,131
	Santander UK plc
975,000	3.125%, 1/8/2021	979,136
	Simon Property Group, LP
1,635,000	2.500%, 9/1/2020	1,649,689
1,600,000	2.500%, 7/15/2021	1,594,594
	Skandinaviska Enskilda Banken AB
2,500,000	1.375%, 5/29/2018[e]	2,490,700
	SLM Corporation
700,000	4.625%, 9/25/2017	705,250
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[e]	1,993,660
2,000,000	2.500%, 4/5/2022[c,e]	1,996,156
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[e]	1,225,496
	State Street Corporation
2,499,000	1.952%, 8/18/2020[d]	2,546,516
	Sumitomo Mitsui Banking Corporation
2,555,000	1.603%, 1/16/2018[d]	2,561,998
	Sumitomo Mitsui Financial Group, Inc.
1,800,000	4.436%, 4/2/2024[e]	1,889,384
	SunTrust Banks, Inc.
775,000	2.900%, 3/3/2021	784,261
	Svenska Handelsbanken AB
750,000	1.638%, 6/17/2019[d]	751,742
	Swedbank AB
1,750,000	1.750%, 3/12/2018[e]	1,749,585
	Synchrony Financial
1,440,000	2.265%, 2/3/2020[d]	1,449,564
1,520,000	3.750%, 8/15/2021	1,565,994
	Toronto-Dominion Bank
1,500,000	2.051%, 12/14/2020[d]	1,523,480
	UBS AG
2,750,000	1.853%, 3/26/2018[d]	2,761,058
	USB Group Funding Jersey, Ltd.
2,250,000	2.597%, 9/24/2020[d,e]	2,293,535
	USB Realty Corporation
1,495,000	2.169%, 1/15/2022[d,e,j]	1,270,750

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Financials (20.4%) - continued
	Voya Financial, Inc.
$1,500,000	2.900%, 2/15/2018	$1,513,598
500,000	5.650%, 5/15/2053	508,750
	Wells Fargo & Company
2,155,000	1.719%, 1/30/2020[d]	2,164,103
925,000	3.450%, 2/13/2023	933,321
1,600,000	2.269%, 10/31/2023[d]	1,629,349
1,100,000	5.875%, 6/15/2025[j]	1,185,736
1,100,000	4.100%, 6/3/2026	1,125,427
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[e]	2,494,650
	XLIT, Ltd.
1,100,000	4.450%, 3/31/2025	1,109,713

	Total	180,840,029

Foreign Government (1.0%)
	Argentina Government International Bond
1,560,000	5.625%, 1/26/2022[e]	1,597,440
	Costa Rica Government International Bond
1,650,000	4.250%, 1/26/2023[e]	1,594,312
	Export-Import Bank of Korea
2,130,000	2.250%, 1/21/2020	2,125,369
	Kommunalbanken AS
3,500,000	1.500%, 10/22/2019[e]	3,478,615
	Poland Government International Bond
125,000	4.000%, 1/22/2024	131,205

	Total	8,926,941

Mortgage-Backed Securities (3.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,150,000	3.000%, 4/1/2032[c]	7,331,480
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
407,549	6.500%, 9/1/2037	454,217
6,000,000	4.000%, 4/1/2047[c]	6,293,906
	Federal National Mortgage Association Connecticut Avenue Securities
	2.282%, 4/25/2029, Ser.
4,138,847	2016-C07, Class 2M1[d]	4,159,898
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
	2.250%, 6/25/2025, Ser.
1,803,437	2010-58, Class PT	1,820,985
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
601,818	5.464%, 9/1/2037[d]	639,349
358,707	5.210%, 10/1/2037[d]	360,404
2,325,309	2.056%, 1/1/2043[d]	2,422,006
4,634,814	1.741%, 7/1/2043[d]	4,749,277

	Total	28,231,522

Technology (2.1%)
	Amphenol Corporation
1,409,000	2.550%, 1/30/2019	1,426,986
	Apple, Inc.
3,050,000	1.334%, 5/6/2019[d]	3,065,201

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
270

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.3%)	Value
Technology (2.1%) - continued
$1,735,000	1.334%, 5/6/2020[d]	$1,741,839
	Automatic Data Processing, Inc.
1,000,000	2.250%, 9/15/2020	1,011,350
	Broadcom Corporation
1,565,000	2.375%, 1/15/2020[e]	1,564,640
	Cisco Systems, Inc.
2,185,000	1.555%, 3/1/2019[d]	2,201,621
	Diamond 1 Finance Corporation
985,000	3.480%, 6/1/2019[e]	1,009,785
	Hewlett Packard Enterprise Company
2,800,000	2.929%, 10/5/2018[d]	2,857,179
	Intel Corporation
905,000	3.100%, 7/29/2022	930,020
	Oracle Corporation
1,675,000	2.500%, 5/15/2022	1,670,158
	Texas Instruments, Inc.
1,300,000	1.750%, 5/1/2020	1,289,852

	Total	18,768,631

Transportation (1.9%)
	Air Canada Pass Through Trust
1,330,854	3.875%, 3/15/2023[e]	1,297,583
	American Airlines Pass Through Trust
1,154,690	5.600%, 7/15/2020[e]	1,193,660
1,141,765	4.950%, 1/15/2023	1,214,415
943,233	3.700%, 5/1/2023	922,011
	British Airways plc
1,315,172	4.625%, 6/20/2024[e]	1,397,370
	Continental Airlines, Inc.
2,690,137	4.150%, 4/11/2024	2,816,355
	Delta Air Lines, Inc.
649,180	4.750%, 5/7/2020	685,696
	ERAC USA Finance, LLC
1,600,000	2.600%, 12/1/2021[e]	1,572,798
	J.B. Hunt Transport Services, Inc.
1,450,000	3.300%, 8/15/2022	1,473,255
	TTX Company
2,000,000	2.250%, 2/1/2019[e]	2,000,770
800,000	4.125%, 10/1/2023*	842,011
	Virgin Australia Holdings, Ltd.
1,055,458	5.000%, 10/23/2023[e]	1,097,677

	Total	16,513,601

U.S. Government and Agencies (14.6%)
	Federal Home Loan Bank
1,000,000	1.375%, 11/15/2019	996,751
	Federal National Mortgage Association
7,500,000	1.250%, 8/17/2021	7,283,505
	U.S. Treasury Bonds
6,500,000	5.500%, 8/15/2028	8,438,320
200,000	3.000%, 5/15/2042	199,914
2,800,000	2.500%, 5/15/2046	2,506,655
	U.S. Treasury Bonds, TIPS
7,178,945	0.125%, 1/15/2023	7,174,652
7,791,301	0.625%, 1/15/2026	7,934,809
6,148,140	1.000%, 2/15/2046	6,243,424
	U.S. Treasury Notes
200,000	0.875%, 4/15/2017[k]	200,015
5,000,000	1.250%, 12/15/2018	5,002,345
12,350,000	1.500%, 10/31/2019	12,372,675
39,595,000	1.125%, 8/31/2021	38,357,656
9,515,000	2.125%, 6/30/2022	9,578,931
565,000	1.625%, 8/15/2022	553,391
200,000	2.000%, 11/15/2026	193,156

Principal Amount	Long-Term Fixed Income (96.3%)	Value
U.S. Government and Agencies (14.6%) - continued
$2,900,000	2.250%, 2/15/2027	$2,862,616
	U.S. Treasury Notes, TIPS
19,463,980	0.125%, 4/15/2021	19,663,934

	Total	129,562,749

Utilities (2.7%)
	Ameren Corporation
1,175,000	2.700%, 11/15/2020	1,185,453
	Berkshire Hathaway Energy Company
1,550,000	2.400%, 2/1/2020	1,561,425
	DTE Energy Company
730,000	2.400%, 12/1/2019	734,396
	Electricite de France SA
1,500,000	5.250%, 1/29/2023[e,j]	1,477,500
	Eversource Energy
1,540,000	1.600%, 1/15/2018	1,538,984
1,250,000	1.450%, 5/1/2018	1,245,346
	Exelon Corporation
1,650,000	2.850%, 6/15/2020	1,671,430
1,250,000	2.500%, 6/1/2022[f]	1,261,392
	Exelon Generation Company, LLC
1,385,000	2.950%, 1/15/2020	1,403,887
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,175,875
	Pacific Gas & Electric Company
250,000	5.625%, 11/30/2017	256,677
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,510,554
	PPL Capital Funding, Inc.
1,580,000	3.500%, 12/1/2022	1,615,710
	Public Service Electric And Gas Company
2,570,000	1.800%, 6/1/2019	2,567,317
	Sempra Energy
2,250,000	2.300%, 4/1/2017	2,250,000
1,530,000	2.400%, 3/15/2020	1,535,367
	Southern California Edison Company
1,040,000	2.400%, 2/1/2022	1,035,832

	Total	24,027,145

	Total Long-Term Fixed Income (cost $858,954,181)	853,430,252

Shares	Preferred Stock (0.4%)	Value
Financials (0.3%)
66,000	Citigroup, Inc., 7.409%[d]	1,758,900
8,125	Farm Credit Bank of Texas, 6.750%[j]	873,945

	Total	2,632,845

Utilities (0.1%)
36,000	Southern California Edison Company Trust IV, 5.375%[j]	970,200

	Total	970,200

	Total Preferred Stock (cost $3,534,100)	3,603,045

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
271

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
2,095	Arch Coal, Inc.[l]	$144,429

	Total	144,429

	Total Common Stock (cost $135,697)	144,429

Shares	Collateral Held for Securities Loaned (0.4%)	Value
3,671,910	Thrivent Cash Management Trust	3,671,910

	Total Collateral Held for Securities Loaned (cost $3,671,910)	3,671,910

Shares or Principal Amount	Short-Term Investments (4.9%)[m]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.530%, 4/7/2017[n]	99,993
100,000	0.755%, 5/5/2017[n]	99,935
300,000	0.795%, 6/13/2017	299,556
1,000,000	0.790%, 6/16/2017[n]	998,458
300,000	0.840%, 7/19/2017[n]	299,305
	Thrivent Core Short-Term Reserve Fund
4,128,758	1.070%	41,287,578

	Total Short-Term Investments (cost $43,084,583)	43,084,825

	Total Investments (cost $920,175,347) 103.1%	$914,062,283

	Other Assets and Liabilities, Net (3.1%)	(27,327,249)

	Total Net Assets 100.0%	$886,735,034

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $192,926,535 or 21.8% of total net assets.

f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.
g	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable.
Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
h	All or a portion of the security is insured or guaranteed.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	At March 31, 2017, $40,003 of investments were segregated to cover exposure to a counterparty for margin on open mortgage- backed security transactions.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Portfolio as of March 31, 2017 was $95,336,116 or 10.8% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,758,120
American Tower Trust I, 3/15/2018	3/6/2013	1,650,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	3,765,563
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,758,120
Babson CLO, Ltd., 10/17/2026	3/10/2017	3,760,000
Bayview Opportunity Master Fund Trust, 7/28/2034	6/27/2014	1,613,538
Betony CLO, Ltd., 4/15/2027	11/17/2016	3,425,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	3,420,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,756,202
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	3,750,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	2,347,097
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,622,029
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,750,000
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	744,943
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	3,324,531
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,760,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	3,600,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,499,936
GCAT, LLC, 3/25/2047	3/22/2017	2,395,508
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	3,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	4,145,020
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	4,025,233
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	4,009,754
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	3,000,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	2,999,466
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,760,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,738,568
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,500,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	2,720,049
TTX Company, 10/1/2023	9/19/2013	799,992
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,754,360
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	716,521

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
272

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Portfolio as of March 31, 2017:

Securities Lending Transactions
Taxable Debt Security	$3,549,596

Total lending	$3,549,596
Gross amount payable upon return of collateral for securities loaned	$3,671,910

Net amounts due to counterparty	$122,314

    Definitions:

CLO	-	Collateralized Loan Obligation
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,429,177
Gross unrealized depreciation	(12,542,241)

Net unrealized appreciation (depreciation)	$(6,113,064)

Cost for federal income tax purposes	$920,175,347

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
273

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	189,925	–	189,925	–
Capital Goods	927,550	–	927,550	–
Communications Services	3,777,636	–	3,777,636	–
Consumer Cyclical	2,431,743	–	2,431,743	–
Consumer Non-Cyclical	687,936	–	687,936	–
Energy	533,556	–	533,556	–
Technology	1,329,459	–	1,329,459	–
Utilities	250,017	–	250,017	–
Long-Term Fixed Income
Asset-Backed Securities	245,520,409	–	235,040,393	10,480,016
Basic Materials	4,884,329	–	4,884,329	–
Capital Goods	5,636,350	–	5,636,350	–
Collateralized Mortgage Obligations	38,805,462	–	36,409,062	2,396,400
Commercial Mortgage-Backed Securities	29,119,578	–	29,119,578	–
Communications Services	21,452,255	–	21,452,255	–
Consumer Cyclical	16,767,877	–	16,767,877	–
Consumer Non-Cyclical	50,490,537	–	50,490,537	–
Energy	33,882,837	–	33,882,837	–
Financials	180,840,029	–	180,840,029	–
Foreign Government	8,926,941	–	8,926,941	–
Mortgage-Backed Securities	28,231,522	–	28,231,522	–
Technology	18,768,631	–	18,768,631	–
Transportation	16,513,601	–	16,513,601	–
U.S. Government and Agencies	129,562,749	–	129,562,749	–
Utilities	24,027,145	–	24,027,145	–
Preferred Stock
Financials	2,632,845	1,758,900	873,945	–
Utilities	970,200	970,200	–	–
Common Stock
Energy	144,429	144,429	–	–
Short-Term Investments	1,797,247	–	1,797,247	–

Subtotal Investments in Securities	$869,102,795	$2,873,529	$853,352,850	$12,876,416

Other Investments*	Total
Short-Term Investments	41,287,578
Collateral Held for Securities Loaned	3,671,910

Subtotal Other Investments	$44,959,488

Total Investments at Value	$914,062,283

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	290,235	290,235	–	–

Total Asset Derivatives	$290,235	$290,235	$–	$–

Liability Derivatives
Futures Contracts	413,235	413,235	–	–

Total Liability Derivatives	$413,235	$413,235	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
274

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

The following table presents Limited Maturity Bond Portfolio’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $1,497,690 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(417)	June 2017	($51,801,141)	($51,942,562)	($141,421)
CBOT 2-Yr. U.S. Treasury Note	728	July 2017	157,489,099	157,577,879	88,780
CBOT 5-Yr. U.S. Treasury Note	(810)	July 2017	(95,152,337)	(95,358,514)	(206,177)
CBOT U.S. Long Bond	(78)	June 2017	(11,709,497)	(11,765,813)	(56,316)
CME Ultra Long Term U.S. Treasury Bond	(12)	June 2017	(1,918,179)	(1,927,500)	(9,321)
Ultra 10-Yr. U.S. Treasury Note	85	June 2017	11,179,249	11,380,704	201,455
Total Futures Contracts					($123,000)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust- Collateral Investment	$3,886,725	$17,202,770	$17,417,585	3,671,910	$3,671,910	$3,713
Core Short-Term Reserve Fund	36,943,713	71,841,871	67,498,006	4,128,758	41,287,578	82,460
Total Value and Income Earned	$40,830,438				$44,959,488	$86,173

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
275

MONEY MARKET PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	U.S. Government Agency Debt (83.5%)[a]	Value
	Federal Agricultural Mortgage Corporation
$1,790,000	0.730%, 4/18/2017	$1,789,383
300,000	1.020%, 7/3/2017	300,074
	Federal Agricultural Mortgage Corporation Guaranteed Notes Trust
3,000,000	5.125%, 4/19/2017[b]	3,006,541
	Federal Farm Credit Bank
130,000	0.993%, 4/17/2017[c]	129,998
770,000	0.942%, 4/27/2017[c]	770,142
500,000	1.032%, 6/12/2017[c]	500,119
1,300,000	0.918%, 8/10/2017[c]	1,299,767
870,000	0.930%, 9/8/2017	866,404
2,960,000	1.010%, 3/14/2018[c]	2,959,715
	Federal Home Loan Bank
4,195,000	0.557%, 4/3/2017	4,194,870
3,350,000	0.528%, 4/4/2017	3,349,853
5,620,000	0.531%, 4/5/2017	5,619,668
7,800,000	0.659%, 4/7/2017	7,799,143
4,240,000	0.566%, 4/10/2017	4,239,400
4,075,000	0.531%, 4/12/2017	4,074,338
1,400,000	0.680%, 4/13/2017	1,399,683
5,060,000	0.565%, 4/17/2017	5,058,729
3,130,000	0.677%, 4/19/2017	3,128,941
600,000	0.540%, 4/20/2017	599,829
4,180,000	0.644%, 4/21/2017	4,178,505
1,900,000	0.750%, 4/24/2017	1,899,090
4,790,000	0.719%, 4/26/2017	4,787,609
2,440,000	0.770%, 4/27/2017	2,438,643
4,085,000	0.672%, 4/28/2017	4,082,942
3,000,000	0.770%, 5/3/2017	2,997,947
2,100,000	0.764%, 5/5/2017	2,098,486
1,900,000	0.760%, 5/9/2017	1,898,476
500,000	0.800%, 5/10/2017	499,567
2,485,000	0.760%, 5/12/2017	2,482,849
1,300,000	0.892%, 5/16/2017[c]	1,299,954
2,000,000	0.764%, 5/17/2017	1,998,047
2,960,000	0.767%, 5/19/2017	2,956,973
1,890,000	0.780%, 5/25/2017	1,887,789
3,050,000	0.773%, 5/26/2017	3,046,397
3,590,000	0.782%, 5/31/2017	3,585,318
3,840,000	0.790%, 6/9/2017	3,834,186
230,000	0.795%, 6/13/2017	229,629
1,885,000	0.780%, 6/15/2017	1,881,937
2,450,000	0.783%, 6/16/2017	2,445,948
1,900,000	0.782%, 6/21/2017	1,896,657
4,300,000	0.785%, 6/23/2017	4,292,218
1,900,000	0.790%, 6/27/2017	1,896,373
1,900,000	0.789%, 6/28/2017	1,896,335
1,900,000	0.790%, 6/30/2017	1,896,247
860,000	0.830%, 7/5/2017	858,116
1,480,000	0.840%, 7/19/2017	1,476,236
300,000	0.840%, 7/28/2017	299,174
610,000	0.875%, 8/9/2017	608,073
1,000,000	0.880%, 8/18/2017	996,602
1,300,000	1.028%, 8/23/2017[c]	1,299,974
1,890,000	0.900%, 8/30/2017	1,882,865
1,825,000	0.870%, 9/5/2017[c]	1,825,490

Principal Amount	U.S. Government Agency Debt (83.5%)[a]	Value
$800,000	0.864%, 11/2/2017[c]	$800,000
	Federal Home Loan Mortgage Corporation
1,250,000	1.106%, 7/21/2017[c]	1,249,961
1,500,000	0.754%, 8/10/2018[c]	1,500,000
	Federal National Mortgage Association
1,140,000	5.000%, 5/11/2017	1,145,182
100,000	1.000%, 9/20/2017	99,966
1,630,000	0.985%, 1/11/2018[c]	1,630,000
	Overseas Private Investment Corporation
1,860,000	0.870%, 4/7/2017[c]	1,860,000
2,210,526	0.870%, 4/7/2017[c]	2,210,526
1,915,790	0.870%, 4/7/2017[c]	1,915,790
1,940,463	0.870%, 4/7/2017[c]	1,940,463
835,000	0.870%, 4/7/2017[c]	835,000
577,440	0.880%, 4/7/2017[c]	577,440
1,575,000	0.900%, 4/7/2017[c]	1,575,000
1,890,000	0.900%, 4/7/2017[c]	1,890,000
3,450,000	0.900%, 4/7/2017[c]	3,450,000
1,864,151	0.900%, 4/7/2017[c]	1,864,151
355,622	0.900%, 4/7/2017[c]	355,622
2,796,226	0.900%, 4/7/2017[c]	2,796,226
2,920,000	0.970%, 11/8/2017	2,931,142
1,450,000	1.500%, 3/17/2018	1,450,887

	Total	154,818,605

Principal Amount	U.S. Treasury Debt (16.4%)[a]	Value
	U.S. Treasury Bills
4,000,000	0.775%, 4/13/2017	3,998,967
1,900,000	0.585%, 4/27/2017	1,899,197
	U.S. Treasury Notes
5,950,000	0.856%, 4/30/2017[c]	5,950,379
3,060,000	0.859%, 7/31/2017[c]	3,059,815
1,890,000	1.875%, 8/31/2017	1,897,239
2,380,000	1.054%, 1/31/2018[c]	2,382,630
4,360,000	0.972%, 4/30/2018[c]	4,363,565
4,950,000	0.956%, 7/31/2018[c]	4,950,782
1,860,000	0.922%, 1/31/2019[c]	1,860,652

	Total	30,363,226

	Total Investments (at amortized cost) 99.9%	$185,181,831

	Other Assets and Liabilities, Net 0.1%	268,204

	Total Net Assets 100.0%	$185,450,035

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $3,006,541 or 1.6% of total net assets.

c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.

Cost for federal income tax purposes	$185,181,831

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
276

MONEY MARKET PORTFOLIO

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	154,818,605	–	151,233,287	–
U.S. Treasury Debt	30,363,226	–	30,363,226	–

Total	$185,181,831	$–	$185,181,831	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
277

NOTES TO SCHEDULE OF INVESTMENTS

As of March 31, 2017

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.

Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation – The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are

278

NOTES TO SCHEDULE OF INVESTMENTS

As of March 31, 2017

(unaudited)

included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Portfolios, with the exception of the Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

279

NOTES TO SCHEDULE OF INVESTMENTS

As of March 31, 2017

(unaudited)

Options – All Portfolios, with the exception of the Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – All Portfolios, with the exception of the Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the three months ended March 31, 2017, Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, Growth and Income Plus Porfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Opportunity Income Plus Portfolio, Partner Worldwide Allocation Portfolio, Income Portfolio and Limited Maturity Bond Portfolio used treasury futures to manage the duration and yield curve exposure of the Portfolio versus the benchmark.

During the three months ended March 31, 2017, Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, Growth and Income Plus Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Opportunity Income Plus Portfolio, Small Cap Index Portfolio, Mid Cap Index Portfolio, Partner Worldwide Allocation Portfolio, Large Cap Stock Portfolio and Large Cap Index Portfolio used equity futures to manage exposure to the equities market.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, with the exception of the Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.

During the three months ended March 31, 2017, Partner Worldwide Allocation Portfolio used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements – All Portfolios, with the exception of the Money Market Portfolio, may enter into swap transactions,

280

NOTES TO SCHEDULE OF INVESTMENTS

As of March 31, 2017

(unaudited)

which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

During the three months ended March 31, 2017, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio and Moderately Conservative Allocation Portfolio used CDX indexes (comprised of credit default swaps) to help manage credit risk exposures within the portfolio.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Unfunded Bridge Loan Commitment

The following Portfolio entered into a loan commitment with ASP AMC Merger Sub, Inc. on March 31, 2017. Maturity of the commitment will be no later than July 12, 2017. The Portfolio will receive a fee of 0.375%.

Portfolio	Unfunded Commitment
High Yield	$8,000,000

Additional information for the Portfolio’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio’s most recent annual or semiannual shareholder report.

281

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 19, 2017	THRIVENT SERIES FUND, INC.

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 19, 2017	By:	/s/ David S. Royal
David S. Royal
President

Date: May 19, 2017	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer